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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze,

Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2021 to April 30, 2022

Item 1. Reports to Stockholders

2022 SEMI-ANNUAL REPORT
Russell Investment Company
April 30, 2022
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on 25
of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 19
U.S. Strategic Equity Fund 39
U.S. Small Cap Equity Fund 55
International Developed Markets Fund 83
Global Equity Fund 107
Emerging Markets Fund 131
Tax-Managed U.S. Large Cap Fund 157
Tax-Managed U.S. Mid & Small Cap Fund 173
Tax-Managed International Equity Fund 197
Tax-Managed Real Assets Fund 223
Opportunistic Credit Fund 243
Unconstrained Total Return Fund 303
Strategic Bond Fund 335
Investment Grade Bond Fund 387
Short Duration Bond Fund 421
Tax-Exempt High Yield Bond Fund 459
Tax-Exempt Bond Fund 531
Global Infrastructure Fund 619
Global Real Estate Securities Fund 639
Multi-Strategy Income Fund 657
Multi-Asset Growth Strategy Fund 709
Multifactor U.S. Equity Fund 759
Multifactor International Equity Fund 779
Multifactor Bond Fund 805
Notes to Schedules of Investments 827
Notes to Financial Highlights 829
Notes to Financial Statements 830
Affiliated Brokerage Transactions 863
Basis for Approval of Investment Advisory Contracts 864
Shareholder Requests for Additional Information 865
Disclosure of Information about Fund Trustees and Officers 866
Adviser, Money Managers and Service Providers 873
Russell Investment Company
Semi-annual Report
April 30, 2022 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Equity Income Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 965.10 $ 1,019.29
Expenses Paid During Period* $ 5.41 $ 5.56
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 961.00 $ 1,015.57
Expenses Paid During Period* $ 9.04 $ 9.30
* Expenses are equal to the Fund's annualized expense ratio of 1.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 966.10 $ 1,020.73
Expenses Paid During Period* $ 4.00 $ 4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
4 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 966.80 $ 1,021.52
Expenses Paid During Period* $ 3.22 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 93.9%
Consumer Discretionary - 8.1%
Advance Auto Parts, Inc. 2,858 571
Amazon.com, Inc. (Æ) 725 1,802
Autoliv , Inc. 9,087 670
Carnival Corp. (Æ) 4,402 76
Comcast Corp. Class A 51,213 2,035
Costco Wholesale Corp. 1,570 835
Dollar Tree, Inc. (Æ) 2,633 428
DR Horton, Inc. 13,430 935
General Motors Co. (Æ) 38,042 1,442
Home Depot, Inc. (The) 4,151 1,247
Kohl's Corp. 4,295 249
Lennar Corp. Class A 2,653 203
Lowe's Cos., Inc. 5,882 1,163
Macy's, Inc. 5,520 133
Marriott International, Inc. Class A 1,989 353
McDonald's Corp. 3,366 839
Nike, Inc. Class B 6,490 809
Nordstrom, Inc. 3,698 95
PulteGroup, Inc. 34,774 1,452
Starbucks Corp. 6,224 465
Target Corp. 4,828 1,104
Thor Industries, Inc. 11,850 907
TJX Cos., Inc. (The) 6,507 399
Toll Brothers, Inc. 4,396 204
ViacomCBS , Inc. Class B 1,911 56
Walmart, Inc. 5,322 814
Walt Disney Co. (The) (Æ) 5,941 663
Yum China Holdings, Inc. 2,007 84
Yum! Brands, Inc. 1,935 226
20,259
Consumer Staples - 8.2%
Altria Group, Inc. 29,089 1,616
Archer-Daniels-Midland Co. 3,987 357
Coca-Cola Co. (The) 10,901 704
Coca-Cola European Partners PLC 36,934 1,845
ConAgra Foods, Inc. 27,920 975
CVS Health Corp. 40,728 3,916
General Mills, Inc. 4,722 334
Ingredion, Inc. 13,412 1,141
Kellogg Co. 2,445 167
Kimberly-Clark Corp. 933 130
Kraft Heinz Co. (The) 3,187 136
Kroger Co. (The) 20,012 1,080
Molson Coors Beverage Co. Class B 19,379 1,049
Mondelez International, Inc. Class A 8,650 558
PepsiCo, Inc. 4,095 703
Philip Morris International, Inc. 20,620 2,062
Procter & Gamble Co. (The) 14,699 2,360
Sysco Corp. 3,388 290
Tyson Foods, Inc. Class A 9,614 896
Walgreens Boots Alliance, Inc. 4,153 176
20,495
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 5.5%
BP PLC
-
ADR 42,488 1,220
Canadian Natural Resources, Ltd. 14,896 922
Chevron Corp. 14,369 2,251
Enbridge, Inc. 41,687 1,819
Exxon Mobil Corp. 14,406 1,228
Hess Corp. 15,102 1,557
Magna International, Inc. Class A 9,442 569
Occidental Petroleum Corp. 2,860 158
Phillips 66 26,052 2,260
Schlumberger, Ltd. 2,996 117
Shell PLC
-
ADR 15,224 813
Valero Energy Corp. 7,789 868
13,782
Financial Services - 18.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 22,619 1,057
Aflac, Inc. 6,538 374
AGNC Investment Corp. (Æ) 20,382 224
Allstate Corp. (The) 17,469 2,211
American Tower Corp. (ö) 1,839 443
Ameriprise Financial, Inc. 1,053 280
Bank of America Corp. 41,381 1,476
Berkshire Hathaway, Inc. Class B (Æ) 12,764 4,122
Brighthouse Financial, Inc. (Æ) 323 17
Chubb, Ltd. 12,273 2,534
Citigroup, Inc. 67,271 3,243
Citizens Financial Group, Inc. 4,352 171
CME Group, Inc. Class A 1,597 350
Corporate Office Properties Trust (ö) 23,915 638
Crown Castle International Corp. (ö) 1,781 330
Cullen/Frost Bankers, Inc. 1,846 244
Equity Residential (ö) 3,818 311
Essent Group, Ltd. 10,783 437
Fifth Third Bancorp 7,402 278
Franklin Resources, Inc. 3,716 91
Hartford Financial Services Group, Inc. 3,977 278
Huntington Bancshares, Inc. 11,572 152
Intercontinental Exchange, Inc. 3,226 374
JPMorgan Chase & Co. 34,069 4,067
KeyCorp 10,032 194
KKR & Co., Inc. Class A 11,031 562
M&T Bank Corp. 1,136 189
Marsh & McLennan Cos., Inc. 3,740 605
MasterCard, Inc. Class A 3,440 1,250
MetLife, Inc. 3,542 233
Navient Corp. 9,813 156
New York Community Bancorp, Inc. 96,199 889
Northern Trust Corp. 14,484 1,493
PNC Financial Services Group, Inc. (The) 2,642 439
Popular, Inc. 14,196 1,107
Prologis, Inc. (ö) 6,609 1,059
Prudential Financial, Inc. 593 64
Public Storage (ö) 1,308 486
Regions Financial Corp. 12,792 265
Reinsurance Group of America, Inc. Class A 8,931 958

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Signature Bank 1,221 296
Simon Property Group, LP (ö) 2,468 291
SLM Corp. 45,696 764
State Street Corp. 1,303 87
TFS Financial Corp. 12,508 187
Travelers Cos., Inc. (The) 2,189 374
Truist Financial Corp. 9,310 450
Two Harbors Investment Corp. (ö) 140,011 673
US Bancorp 33,333 1,619
Visa, Inc. Class A 5,644 1,203
Voya Financial, Inc. 4,283 270
Wells Fargo & Co. 93,628 4,086
Willis Towers Watson PLC (Æ) 5,538 1,190
45,141
Health Care - 15.9%
Abbott Laboratories 7,059 801
AbbVie, Inc. 5,176 760
Acadia Pharmaceuticals, Inc. (Æ) 2,581 48
Amgen, Inc. 2,252 525
AstraZeneca PLC
-
ADR 14,527 965
Baxter International, Inc. 3,807 271
Becton Dickinson and Co. 6,576 1,626
Biogen, Inc. (Æ) 1,086 225
BioMarin Pharmaceutical, Inc. (Æ) 1,308 106
Bristol-Myers Squibb Co. 27,597 2,077
Cerner Corp. 3,302 309
Cigna Corp. 10,946 2,701
Eli Lilly & Co. 3,639 1,063
Embecta Corp. (Æ) 1,315 40
Envista Holdings Corp. (Æ) 16,392 649
Gilead Sciences, Inc. 4,145 246
GlaxoSmithKline PLC
-
ADR 28,238 1,279
Humana, Inc. 1,664 740
Intra-Cellular Therapies, Inc. Class A (Æ) 14,620 740
IQVIA, Inc. (Æ) 1,988 433
Jazz Pharmaceuticals PLC (Æ) 6,859 1,099
Johnson & Johnson 26,588 4,798
Medtronic PLC 34,325 3,582
Merck & Co., Inc. 42,159 3,739
Organon & Co. 1,110 36
Perrigo Co. PLC 20,402 700
Pfizer, Inc. 44,955 2,206
Regeneron Pharmaceuticals, Inc. (Æ) 351 231
Seagen , Inc. (Æ) 2,031 266
Stryker Corp. 2,003 483
Thermo Fisher Scientific, Inc. 2,008 1,110
United Therapeutics Corp. (Æ) 1,056 188
UnitedHealth Group, Inc. 6,982 3,551
Vertex Pharmaceuticals, Inc. (Æ) 1,028 281
Viatris , Inc. Class W 59,262 612
Zimmer Biomet Holdings, Inc. 7,815 944
39,430
Materials and Processing - 4.8%
Air Products & Chemicals, Inc. 8,676 2,030
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alcoa Corp. 6,453 438
Carrier Global Corp. 2,143 82
Crown Holdings, Inc. 6,877 757
Dow, Inc. 1,397 93
DuPont de Nemours, Inc. 39,703 2,617
Eastman Chemical Co. 5,809 596
Ecolab, Inc. 966 164
General Electric Co. 2,662 198
Huntsman Corp. 22,221 753
International Flavors & Fragrances, Inc. 15,275 1,852
Linde PLC (Æ) 1,023 319
LyondellBasell Industries NV Class A 2,618 278
Newmont Corp. 18,157 1,323
PPG Industries, Inc. 2,445 313
Westrock Co. 1,344 67
11,880
Producer Durables - 8.2%
3M Co. 2,481 358
Alaska Air Group, Inc. (Æ) 15,191 826
Ametek , Inc. 1,426 180
Automatic Data Processing, Inc. 2,336 510
Boeing Co. (The) (Æ) 1,304 194
Carlisle Cos., Inc. 619 161
Cummins, Inc. 912 173
Danaher Corp. 2,938 738
Deere & Co. 5,960 2,251
Delta Air Lines, Inc. (Æ) 36,448 1,568
Emerson Electric Co. 3,916 353
FedEx Corp. 7,952 1,580
Fluor Corp. (Æ) 1,489 37
General Dynamics Corp. 7,581 1,793
Global Payments, Inc. 8,590 1,177
Honeywell International, Inc. 3,051 590
Illinois Tool Works, Inc. 2,035 401
Johnson Controls International PLC (Æ) 2,024 121
Lockheed Martin Corp. 3,315 1,432
Northrop Grumman Corp. 926 407
Otis Worldwide Corp. 1,160 84
Paychex, Inc. 2,512 318
PayPal Holdings, Inc. (Æ) 3,411 300
Stanley Black & Decker, Inc. 11,736 1,410
Union Pacific Corp. 3,187 747
United Airlines Holdings, Inc. (Æ) 2,255 114
United Parcel Service, Inc. Class B 2,993 539
Vontier Corp. 62,562 1,603
Waste Management, Inc. 2,938 483
Westinghouse Air Brake Technologies Corp. 113 10
20,458
Technology - 19.0%
Accenture PLC Class A 2,386 717
Activision Blizzard, Inc. 1,807 137
Adobe, Inc. (Æ) 1,755 695
Alphabet, Inc. Class A (Æ) 8 74 1,995
Alphabet, Inc. Class C (Æ) 8 58 1,973

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 2,307 184
Amphenol Corp. Class A 4,845 346
Apple, Inc. 73,271 11,551
Applied Materials, Inc. 3,213 355
Avnet, Inc. 2,521 110
Booking Holdings, Inc. (Æ) 363 802
Broadcom, Inc. 812 450
Cisco Systems, Inc. 17,537 859
Cognizant Technology Solutions Corp. Class
A 16,552 1,339
Corning, Inc. 4,242 149
Corteva , Inc. 21,101 1,217
Electronic Arts, Inc. 1,178 139
Fidelity National Information Services, Inc. 1,392 138
Fiserv, Inc. (Æ) 2,333 228
HP, Inc. (Æ) 7,909 290
Intel Corp. 22,679 989
International Business Machines Corp. 2,744 363
Intuit, Inc. 1,165 488
Jack Henry & Associates, Inc. 1,288 244
Juniper Networks, Inc. 35,986 1,134
Kyndryl Holdings, Inc. (Æ) 574 7
Lam Research Corp. 803 374
Meta Platforms, Inc. Class A (Æ) 13,975 2,802
Micron Technology, Inc. 13,718 935
Microsoft Corp. 26,091 7,241
Motorola Solutions, Inc. 1,377 294
NVIDIA Corp. 4,100 760
Oracle Corp. 26,228 1,925
QUALCOMM, Inc. 7,844 1,096
Raytheon Technologies Corp. (Æ) 25,941 2,462
Salesforce.com, Inc. (Æ) 1,142 201
Synopsys, Inc. (Æ) 1,518 435
Teradyne, Inc. 11,421 1,204
Texas Instruments, Inc. 3,863 658
47,286
Utilities - 6.0%
American Electric Power Co., Inc. 2,830 280
AT&T, Inc. 55,170 1,041
ConocoPhillips Co. 12,931 1,235
Dominion Energy, Inc. 4,849 396
Duke Energy Corp. 3,301 364
Edison International 19,006 1,307
Entergy Corp. 12,019 1,428
FirstEnergy Corp. 25,911 1,122
NextEra Energy, Inc. 6,124 435
NiSource, Inc. 39,991 1,165
PG&E Corp. (Æ) 3,334 42
Pinnacle West Capital Corp. 17,105 1,218
PPL Corp. 25,303 716
Southern Co. (The) 8,050 591
Thomson Reuters Corp. 2,988 299
T-Mobile USA, Inc. (Æ) 17,034 2,098
UGI Corp. 21,608 741
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 8,689 402
14,880
Total Common Stocks
(cost $139,455) 233,611
Short-Term Investments - 5.7%
U.S. Cash Management Fund(@) 14,278,879
(∞)
14,275
Total Short-Term Investments
(cost $14,274) 14,275
Total Investments - 99.6%
(identified cost $153,729) 247,886
Other Assets and Liabilities, Net
- 0.4%
910
Net Assets - 100.0%
248,796

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 45 USD 9,287 06/22 (347)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (347)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 20,259 $ — $ —
$ —
$ 20,259 8 .1
Consumer Staples 20,495 — —
—
20,495 8 .2
Energy 13,782 — —
—
13,782 5 .5
Financial Services 45,141 — —
—
45,141 18 .2
Health Care 39,430 — —
—
39,430 15 .9
Materials and Processing 11,880 — —
—
11,880 4 .8
Producer Durables 20,458 — —
—
20,458 8 .2
Technology 47,286 — —
—
47,286 19 .0
Utilities 14,880 — —
—
14,880 6 .0
Short-Term Investments — — — 14,275 14,275 5 .7
Total Investments 233,611 — — 14,275 247,886 99 .6
Other Assets and Liabilities, Net
0 .4
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (347) — — — (347) (0 .1)
Total Other Financial Instruments
*
$ (347) $ — $ — $ — $ (347)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 347
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (652)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (519)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 153,729
Investments, at fair value(>) ...........................................................................................................................................................
247,886
Receivables:
Dividends and interest ....................................................................................................................................................... 276
Dividends from affiliated funds .......................................................................................................................................... 3
Fund shares sold ................................................................................................................................................................ 972
From broker(a) ................................................................................................................................................................... 478
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
249,618
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 218
Accrued fees to affiliates .................................................................................................................................................... 174
Other accrued expenses ..................................................................................................................................................... 84
Variation margin on futures contracts ................................................................................................................................. 346
Total liabilities .............................................................................................................................................
822
Net Assets ............................................................................................................................................................
$ 248,796

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 102,827
Shares of beneficial interest ...........................................................................................................................................................
86
Additional paid-in capital ..............................................................................................................................................................
145,883
Net Assets ............................................................................................................................................................
$ 248,796
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 29.21
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 30.99
Class A — Net assets ............................................................................................................................................................. $ 21,491,896
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 735,805
Net asset value per share: Class C(#) ............................................................................................................................................. $ 27.96
Class C — Net assets ............................................................................................................................................................. $ 21,264,261
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 760,519
Net asset value per share: Class S(#) .............................................................................................................................................. $ 29.05
Class S — Net assets ............................................................................................................................................................. $ 187,342,411
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,448,984
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 28.99
Class Y — Net assets ............................................................................................................................................................. $ 18,697,479
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 644,872
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 14,275
(a)     Receivable from Broker for Futures $ 478
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,343
Dividends from affiliated funds ......................................................................................................................................... 7
Total investment income ...............................................................................................................................................................
2,350
Expenses
Advisory fees .................................................................................................................................................................... 705
Administrative fees ........................................................................................................................................................... 62
Custodian fees ................................................................................................................................................................... 52
Distribution fees - Class A ................................................................................................................................................ 28
Distribution fees - Class C ................................................................................................................................................ 85
Transfer agent fees - Class A ............................................................................................................................................ 23
Transfer agent fees - Class C ............................................................................................................................................. 23
Transfer agent fees - Class S ............................................................................................................................................. 191
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 39
Registration fees ............................................................................................................................................................... 32
Shareholder servicing fees - Class C ................................................................................................................................. 28
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 9
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 1,288
Expense reductions ........................................................................................................................................................... (102)
Net expenses .................................................................................................................................................................................
1,186
Net investment income (loss) ........................................................................................................................................................
1,164
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 12,536
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (652)
Net realized gain (loss) ..................................................................................................................................................................
11,883
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (21,811)
Futures contracts .............................................................................................................................................................. (519)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (22,330)
Net realized and unrealized gain (loss) ......................................................................................................................................... (10,447)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (9,283)
**      Less than $500.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,164 $ 2,212
Net realized gain (loss) ...................................................................................................................... 11,883 26,130
Net change in unrealized appreciation (depreciation) ....................................................................... (22,330) 58,542
Net increase (decrease) in net assets from operations ............................................................................. (9,283) 86,884
Distributions
To shareholders
Class A .......................................................................................................................................... (2,138) (589)
Class C .......................................................................................................................................... (2,188) (509)
Class S ........................................................................................................................................... (17,935) (5,488)
Class Y .......................................................................................................................................... (1,972) (791)
Net decrease in net assets from distributions .......................................................................................... (24,233) (7,377)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 28,533 (34,385)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(4,983) 45,122
Net Assets
Beginning of period .................................................................................................................................
253,779 208,657
End of period ..........................................................................................................................................
$ 248,796 $ 253,779

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 46 $ 1,424 49 $ 1,470
Proceeds from reinvestment of distributions 69 2,128 21 586
Payments for shares redeemed (74) (2,330) (108) (3,225)
Net increase (decrease)
41 1,222 (38) (1,169)
Class C
Proceeds from shares sold 27 809 22 659
Proceeds from reinvestment of distributions 74 2,183 20 507
Payments for shares redeemed (60) (1,800) (147) (4,184)
Net increase (decrease)
41 1,192 (105) (3,018)
Class S
Proceeds from shares sold 735 23,039 344 10,484
Proceeds from reinvestment of distributions 577 17,596 194 5,397
Payments for shares redeemed (493) (15,385) (1,231) (37,281)
Net increase (decrease)
819 25,250 (693) (21,400)
Class Y
Proceeds from shares sold 17 500 — —
Proceeds from reinvestment of distributions 42 1,266 20 549
Payments for shares redeemed (29) (897) (334) (9,347)
Net increase (decrease)
30 869 (314) (8,798)
Total increase (decrease)
931 $ 28,533 (1,150) $ (34,385)

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 33.38 .11 (1.13) (1.02) (.11) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
Class C
April 30, 2022* 32.11 (-)(f ) (1.10) (1.10) (.01) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
Class S
April 30, 2022* 33.23 .16 (1.14) (.98) (.16 ) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
Class Y
April 30, 2022* 33.17 .18 (1.14) (.96 ) (.18) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)
October 31, 2017(1) 32.22 .06 3.10 3.16 (.31) —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(3.15) 29.21 (3.49) 21,492 1.16 1.11 .73 14
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(3.05) 27.96 (3.90) 21,264 1.91 1.86 (.02) 14
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(3.20) 29.05 (3.39) 187,342 .91 .82 1.01 14
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(3.22) 28.99 (3.32) 18,698 .71 .66 1.17 14
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 107,165
Administration fees 10,317
Distribution fees 18,412
Shareholder servicing fees 4,600
Transfer agent fees 33,244
$ 173,738
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,349 $ 34,008 $ 30,081 $ (1) $ — $ 14,275 $ 7 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 156,234,695 $ 94,698,124 $ (3,393,387) $ 91,304,737

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Sustainable Equity Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 928.80 $ 1,018.55
Expenses Paid During Period* $ 6.03 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 925.50 $ 1,014.83
Expenses Paid During Period* $ 9.60 $ 10.04
* Expenses are equal to the Fund's annualized expense ratio of 2.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 930.40 $ 1,019.98
Expenses Paid During Period* $ 4.64 $ 4.86
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
20 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 931.10 $ 1,020.78
Expenses Paid During Period* $ 3.88 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 105.4%
Consumer Discretionary - 12.0%
Academy Sports and Outdoors, Inc. 4,789 179
Amazon.com, Inc. (Æ)(Û) 2,200 5,469
Amerco , Inc. 221 118
AutoNation, Inc. (Æ) 1,183 137
AutoZone, Inc. (Æ)(Û) 571 1,117
Best Buy Co., Inc. 4,931 443
Columbia Sportswear Co. 3,073 252
Comcast Corp. Class A 8,980 357
Discovery Communications LLC (Æ) 12,651 230
Dollar General Corp. 12,131 2,882
Domino's Pizza, Inc. 1,299 439
eBay, Inc. 900 47
FactSet Research Systems, Inc. (Û) 318 128
Ford Motor Credit Co. LLC (Û) 52,589 745
General Motors Co. (Æ)(Ð)(Û) 12,056 457
Goodyear Tire & Rubber Co. (The) (Æ) 7,725 103
Grand Canyon Education, Inc. (Æ)(Ð) 2,305 221
Hasbro, Inc. 853 75
Hilton Worldwide Holdings, Inc. (Ð) 6,118 950
Lear Corp. 2,582 330
LKQ Corp. 2,736 136
Lowe's Cos., Inc. 12,133 2,400
Madison Square Garden Sports Corp. Class
A (Æ)(Û) 2,093 339
Netflix, Inc. (Æ) 2,729 519
New York Times Co. (The) Class A 2,500 96
Nike, Inc. Class B 13,047 1,627
Pool Corp. 374 152
Ross Stores, Inc. 22,710 2,266
Starbucks Corp. 20,669 1,543
Target Corp. 2,374 543
Tesla, Inc. (Æ) 1,238 1,078
Texas Roadhouse, Inc. Class A 674 55
Ulta Beauty, Inc. (Æ) 39 15
VF Corp. 1,213 63
Walt Disney Co. (The) (Æ) 16,080 1,795
Whirlpool Corp. (Ð) 2,052 372
Yum China Holdings, Inc. 7,549 316
Yum! Brands, Inc. 9,773 1,144
29,138
Consumer Staples - 8.9%
Archer-Daniels-Midland Co. (Û) 13,524 1,211
Bunge, Ltd. 6,574 744
Cal-Maine Foods, Inc. 2,509 135
Coca-Cola Co. (The) 34,931 2,257
Colgate-Palmolive Co. 24,006 1,850
ConAgra Foods, Inc. 21,502 751
CVS Health Corp. 27,551 2,648
Herbalife Nutrition, Ltd. (Æ)(Û) 4,531 120
Hershey Co. (The) (Û) 3,980 899
Ingredion, Inc. 3,557 303
JM Smucker Co. (The) 10,085 1,381
Kroger Co. (The) 24,506 1,322
Molson Coors Beverage Co. Class B 4,710 255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mondelez International, Inc. Class A 26,122 1,684
PepsiCo, Inc. 6,319 1,085
Post Holdings, Inc. (Æ) 4,914 366
Procter & Gamble Co. (The) 6,113 981
Sysco Corp. 34,340 2,934
Walgreens Boots Alliance, Inc. (Ð)(Û) 12,896 547
21,473
Energy - 1.3%
Chevron Corp. 2,928 459
Exxon Mobil Corp. 1,869 159
Kinder Morgan, Inc. (Û) 33,209 603
Phillips 66 (Û) 10,124 879
Valero Energy Corp. 9,378 1,046
3,146
Financial Services - 16.9%
Allstate Corp. (The) 5,781 732
American Equity Investment Life Holding
Co. 708 27
American Express Co. 5,020 877
American Tower Corp. (ö) 7,731 1,863
Arch Capital Group, Ltd. (Æ) 8,543 390
Axis Capital Holdings, Ltd. 5,829 334
Bank of America Corp. 2,944 105
Bank of New York Mellon Corp. (The) (Û) 14,082 592
Berkshire Hathaway, Inc. Class B (Æ) 6,070 1,960
BOK Financial Corp. 715 59
Camden Property Trust (Ð)(ö)(Û) 3,447 541
CBRE Group, Inc. Class A 4,286 356
Charles Schwab Corp. (The) 26,609 1,765
Citizens Financial Group, Inc. 396 16
Commerce Bancshares, Inc. 2,066 141
Crown Castle International Corp. (ö) 1,184 219
Cullen/Frost Bankers, Inc. 681 90
East West Bancorp, Inc. 2,328 166
Equinix , Inc. (Æ)(Ð)(ö)(Û) 3,116 2,241
Equity Commonwealth (Æ)(Ð)(ö) 12,394 325
Essex Property Trust, Inc. (ö) 1,728 569
Evercore , Inc. Class A 2,810 297
Everest Re Group, Ltd. 2,221 610
Extra Space Storage, Inc. (Ð)(ö)(Û) 3,802 722
First American Financial Corp. 8,072 471
First Citizens BancShares , Inc. Class A 297 190
First Horizon National Corp. 5,095 114
First Republic Bank 11,544 1,723
Healthcare Realty Trust, Inc. (Ð)(ö) 6,496 176
Healthcare Trust of America, Inc. Class A (ö) 10,351 315
Houlihan Lokey , Inc. Class A 1,250 104
Huntington Bancshares, Inc. 13,059 172
Jones Lang LaSalle, Inc. (Æ) 1,513 331
JPMorgan Chase & Co. 2,014 240
Kemper Corp. (Ð) 2,879 133
Lamar Advertising Co. Class A (ö) 1,456 161
Lazard, Ltd. Class A (Ð) 8,648 283
M&T Bank Corp. 942 157

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Markel Corp. (Æ) 1,620 2,192
Marsh & McLennan Cos., Inc. 12,748 2,061
MasterCard, Inc. Class A 1,711 622
MetLife, Inc. (Û) 7,964 523
Moelis & Co. Class A 913 40
Navient Corp. 9,231 147
OneMain Holdings, Inc. (Æ) 7,502 345
Phillips Edison & Co., Inc. (ö) 3,617 122
Piedmont Office Realty Trust, Inc. Class A (ö) 14,296 230
Pinnacle Financial Partners, Inc. 1,599 124
Piper Jaffray Cos. 1,311 151
Popular, Inc. 4,484 349
Prologis, Inc. (ö) 1,829 293
Prosperity Bancshares, Inc. 1,066 70
Prudential Financial, Inc. 7,267 789
Public Storage (ö) 244 91
Raymond James Financial, Inc. 4,835 471
Regions Financial Corp. 8,864 184
Reinsurance Group of America, Inc. Class A 4,021 432
RenaissanceRe Holdings, Ltd. 2,542 365
Rexford Industrial Realty, Inc. (ö) 384 30
RLJ Lodging Trust (ö) 12,791 179
SBA Communications Corp. (Ð)(ö)(Û) 2,688 933
SLM Corp. (Ð) 19,529 327
State Street Corp. 24,459 1,638
STORE Capital Corp. (ö) 14,223 404
SVB Financial Group (Æ) 331 161
Synchrony Financial (Û) 15,573 573
Synovus Financial Corp. 2,056 85
Unum Group 10,809 330
US Bancorp 59,951 2,911
Virtu Financial, Inc. Class A 4,458 129
Visa, Inc. Class A 16,287 3,471
Washington Federal, Inc. (Ð) 3,744 114
Western Alliance Bancorp 1,176 90
WR Berkley Corp. 6,657 443
Zions Bancorp NA 2,014 114
41,100
Health Care - 14.9%
Abbott Laboratories 12,349 1,402
Allscripts Healthcare Solutions, Inc. (Æ) 3,520 73
Amgen, Inc. 9,143 2,132
Boston Scientific Corp. (Æ) 3,590 151
Bristol-Myers Squibb Co. 621 47
Cardinal Health, Inc. 8,807 511
Centene Corp. (Æ)(Û) 11,830 953
Cigna Corp. (Û) 4,866 1,201
DaVita HealthCare Partners, Inc. (Æ) 771 84
Dentsply Sirona, Inc. (Ð) 8,069 323
Edwards Lifesciences Corp. (Æ) 1,448 153
Eli Lilly & Co. 814 238
Exelixis , Inc. (Æ)(Û) 9,850 220
Gilead Sciences, Inc. (Û) 18,692 1,109
Humana, Inc. (Û) 2,444 1,087
Illumina, Inc. (Æ) 2,631 780
Incyte Corp. (Æ)(Û) 9,072 680
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuitive Surgical, Inc. (Æ) 3,656 875
Ionis Pharmaceuticals, Inc. (Æ)(Ð) 4,333 159
Jazz Pharmaceuticals PLC (Æ)(Û) 1,829 293
Johnson & Johnson 28,710 5,180
McKesson Corp. (Û) 3,324 1,029
Medtronic PLC 18,536 1,934
Merck & Co., Inc. 4,201 373
Molina Healthcare, Inc. (Æ) 2,344 735
Perrigo Co. PLC 17,730 608
Pfizer, Inc. 12,065 592
PTC Therapeutics, Inc. (Æ)(Ð) 3,636 128
Quest Diagnostics, Inc. 4,038 540
Regeneron Pharmaceuticals, Inc. (Æ) 1,766 1,164
ResMed , Inc. 264 53
Sarepta Therapeutics, Inc. (Æ)(Ð) 2,276 165
Stryker Corp. 747 180
Thermo Fisher Scientific, Inc. 6,013 3,325
United Therapeutics Corp. (Æ) 3,451 613
UnitedHealth Group, Inc. 9,311 4,735
Vertex Pharmaceuticals, Inc. (Æ)(Û) 5,321 1,453
Viatris , Inc. Class W (Û) 44,162 456
Zoetis, Inc. Class A 1,669 296
36,030
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 4,459 1,044
Axalta Coating Systems, Ltd. (Æ) 13,659 347
Ball Corp. 14,889 1,208
Celanese Corp. Class A 3,218 473
Copart , Inc. (Æ) 2,499 284
DowDuPont , Inc. (Û) 10,207 673
Ecolab, Inc. 9,324 1,580
FMC Corp. (Ð) 2,615 347
Huntsman Corp. (Ð) 7,034 238
International Paper Co. (Ð) 1,800 83
Linde PLC (Æ) 5,037 1,571
Masco Corp. (Ð) 9,151 482
Mueller Water Products, Inc. Class A (Ð) 13,261 160
Olin Corp. 2,680 154
Packaging Corp. of America 425 68
Reliance Steel & Aluminum Co. 974 193
Sherwin-Williams Co. (The) 3,763 1,035
Sonoco Products Co. (Ð) 6,335 392
Southern Copper Corp. 6,430 400
10,732
Producer Durables - 15.1%
3M Co. 877 126
Aerojet Rocketdyne Holdings, Inc. (Æ) 3,957 158
AGCO Corp. (Ð) 1,032 131
Allison Transmission Holdings, Inc. Class A 7,001 262
Automatic Data Processing, Inc. 7,628 1,664
Avery Dennison Corp. 1,538 278
CH Robinson Worldwide, Inc. (Ð) 6,221 660
Cummins, Inc. 3,940 745
Danaher Corp. 5,070 1,273

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EMCOR Group, Inc. 1,821 194
ExlService Holdings, Inc. (Æ) 1,853 252
Expeditors International of Washington, Inc. 595 59
FedEx Corp. (Û) 5,254 1,044
FleetCor Technologies, Inc. (Æ) 4,597 1,147
Flowserve Corp. (Ð) 7,214 236
Fortive Corp. 16,569 953
Frontdoor , Inc. (Æ) 5,543 171
Gates Industrial Corp. PLC (Æ) 12,457 159
Global Payments, Inc. 13,048 1,787
GXO Logistics, Inc. (Æ) 23,493 1,391
Honeywell International, Inc. 12,937 2,504
Huntington Ingalls Industries, Inc. 1,471 313
Insperity , Inc. 915 97
Jacobs Engineering Group, Inc. (Û) 3,567 494
JB Hunt Transport Services, Inc. 1,193 204
Keysight Technologies, Inc. (Æ) 1,392 195
Landstar System, Inc. 2,338 362
Lockheed Martin Corp. 2,836 1,225
ManpowerGroup , Inc. 4,498 406
Mettler -Toledo International, Inc. (Æ) 1,020 1,303
Moody's Corp. 5,515 1,745
Murphy USA, Inc. 1,244 291
National Instruments Corp. 5,462 197
Old Dominion Freight Line, Inc. 1,212 340
Oshkosh Corp. (Ð) 3,044 281
PayPal Holdings, Inc. (Æ) 8,838 777
Republic Services, Inc. Class A (Û) 5,777 776
Rollins, Inc. 3,408 114
Roper Technologies, Inc. 2,351 1,105
Ryder System, Inc. (Ð) 3,875 271
S&P Global, Inc. 2,624 988
Schneider National, Inc. Class B 18,839 445
Southwest Gas Holdings, Inc. 2,467 217
Stanley Black & Decker, Inc. 10,190 1,224
Teledyne Technologies, Inc. (Æ) 282 122
TransDigm Group, Inc. (Æ) 3,370 2,005
Trimble Navigation, Ltd. (Æ) 2,008 134
Trinity Industries, Inc. 6,317 175
United Parcel Service, Inc. Class B 11,967 2,155
Vontier Corp. 41,870 1,073
Werner Enterprises, Inc. 8,248 327
WW Grainger, Inc. 3,579 1,790
Xerox Holdings Corp. 12,595 219
Zebra Technologies Corp. Class A (Æ) 469 173
36,737
Technology - 28.6%
Accenture PLC Class A 1,017 305
Activision Blizzard, Inc. 2,744 207
Adobe, Inc. (Æ) 6,169 2,443
Advanced Micro Devices, Inc. (Æ) 1,940 166
Alphabet, Inc. Class A (Æ) 437 997
Alphabet, Inc. Class C (Æ)(Û) 2,838 6,525
Amdocs, Ltd. 8,060 642
Amphenol Corp. Class A 15,583 1,114
Analog Devices, Inc. 566 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ansys , Inc. (Æ) 481 133
Apple, Inc. (Û) 77,999 12,298
Applied Materials, Inc. 2,348 259
Arista Networks, Inc. (Æ) 3,595 415
Arrow Electronics, Inc. (Æ) 5,002 590
Atlassian Corp. PLC Class A (Æ)(Û) 1,784 401
Autodesk, Inc. (Æ) 5,887 1,114
Avnet, Inc. 7,801 341
Booking Holdings, Inc. (Æ) 48 106
Box, Inc. Class A (Æ) 7,117 218
Broadcom, Inc. 745 413
Cadence Design Systems, Inc. (Æ) 1,882 284
Ciena Corp. (Æ) 10,992 607
Cirrus Logic, Inc. (Æ) 7,423 563
Cisco Systems, Inc. 9,476 464
Cognex Corp. 1,405 95
CommScope Holding Co., Inc. (Æ) 16,661 100
CommVault Systems, Inc. (Æ) 1,665 102
CSG Systems International, Inc. 1,330 82
Dell Technologies, Inc. Class C (Û) 8,242 387
Dropbox, Inc. Class A (Æ) 21,328 464
Duck Creek Technologies, Inc. (Æ) 3,123 50
Electronic Arts, Inc. (Û) 9,366 1,105
Entegris , Inc. 865 96
F5 Networks, Inc. (Æ) 1,370 230
Fortinet, Inc. (Æ)(Û) 2,941 850
GoDaddy , Inc. Class A (Æ)(Û) 6,365 514
Hewlett Packard Enterprise Co. Class H 40,135 618
Intel Corp. (Û) 31,897 1,391
InterDigital , Inc. 2,105 120
Intuit, Inc. 5,987 2,507
Jabil Circuit, Inc. 1,248 72
Juniper Networks, Inc. 22,516 710
KLA Corp. 747 238
Lam Research Corp. 110 51
Leidos Holdings, Inc. (Û) 832 86
Match Group, Inc. (Æ) 10,122 801
Meta Platforms, Inc. Class A (Æ) 8,734 1,751
Microchip Technology, Inc. 61,687 4,022
Micron Technology, Inc. 12,921 881
Microsoft Corp. (Û) 38,296 10,629
Monolithic Power Systems, Inc. 478 187
MSCI, Inc. Class A 2,714 1,143
NetApp, Inc. 5,916 434
Nutanix , Inc. Class A (Æ) 11,221 281
NVIDIA Corp. 3,955 734
Parsons Corp. (Æ) 4,711 174
Qorvo , Inc. (Æ) 1,175 134
QUALCOMM, Inc. 755 105
Salesforce.com, Inc. (Æ) 10,984 1,933
Sanmina Corp. (Æ) 3,255 133
SAP SE
-
ADR 7,842 790
Science Applications International Corp. (Ð) 3,772 314
Skyworks Solutions, Inc. 1,468 166
SolarWinds Corp. 2,743 34
Sonos , Inc. (Æ) 5,193 119
Synopsys, Inc. (Æ) 1,355 389

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Take-Two Interactive Software, Inc. (Æ) 379 45
TE Connectivity, Ltd. 1,036 129
Texas Instruments, Inc. 2,022 344
Verint Systems, Inc. (Æ) 7,876 430
VeriSign, Inc. (Æ) 3,607 645
Western Digital Corp. (Æ) 11,414 606
Workday, Inc. Class A (Æ) 6,492 1,342
69,255
Utilities - 3.3%
American Water Works Co., Inc. 1,272 196
AT&T, Inc. 64,498 1,216
Atmos Energy Corp. (Ð) 4,300 488
Avangrid , Inc. (Û) 14,187 629
Brookfield Renewable Corp. Class A 19,133 687
CMS Energy Corp. (Û) 9,286 638
Consolidated Edison Co., Inc. 1,396 129
DT Midstream, Inc. 4,489 241
Essential Utilities, Inc. 6,693 300
Eversource Energy (Æ) 706 62
Exelon Corp. 3,088 144
National Fuel Gas Co. 2,056 144
NextEra Energy, Inc. 856 61
Portland General Electric Co. 4,484 212
Public Service Enterprise Group, Inc. 902 63
RingCentral, Inc. Class A (Æ) 2,519 214
Sempra Energy 2,144 346
T-Mobile USA, Inc. (Æ) 3,295 406
UGI Corp. 7,249 249
Verizon Communications, Inc. (Ð)(Û) 33,705 1,559
7,984
Total Common Stocks
(cost $206,799) 255,595
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 6,600,036 (∞) 6,598
Total Short-Term Investments
(cost $6,598) 6,598
Total Investments - 108.1%
(identified cost $213,397) 262,193
Securities Sold Short - (8.0)%
Consumer Discretionary - (1.4)%
Acushnet Holdings Corp. (2,894) (118)
Advanced Energy Industries, Inc. (1,201) (92)
AMC Entertainment Holdings, Inc. Class
A (Æ) (11,275) (173)
Caesars Entertainment, Inc. (Æ) (5,143) (341)
Callaway Golf Co. (Æ) (7,286) (160)
Carvana Co. (Æ) (2,033) (118)
DISH Network Corp. Class A (Æ) (10,442) (298)
Dorman Products, Inc. (Æ) (1,415) (140)
Fisker , Inc. (Æ) (2,566) (26)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fox Factory Holding Corp. (Æ) (1,890) (155)
H&R Block, Inc. (12,884) (336)
Joby Aviation, Inc. (Æ) (11,807) (62)
Leslie's, Inc. (Æ) (9,797) (192)
Liberty Broadband Corp. Class A (Æ) (1,708) (184)
Lucid Group, Inc. (Æ) (2,117) (38)
Olaplex Holdings, Inc. (Æ) (5,055) (74)
Ollie's Bargain Outlet Holdings, Inc. (Æ) (3,502) (168)
Overstock.com, Inc. (Æ) (869) (29)
Pool Corp. (780) (316)
Restoration Hardware (Æ) (854) (287)
Rocket Lab USA, Inc. (Æ) (7,078) (52)
Virgin Galactic Holdings, Inc. (Æ) (3,103) (23)
(3,382)
Consumer Staples - (0.2)%
Beauty Health Co. (The) (Æ) (3,468) (45)
Celsius Holdings, Inc. (Æ) (1,961) (102)
Freshpet , Inc. (Æ) (2,062) (192)
National Beverage Corp. (3,383) (149)
(488)
Energy - (0.5)%
Cabot Oil & Gas Corp. (11,622) (335)
Devon Energy Corp. (5,950) (346)
Fluence Energy, Inc. (Æ) (3,465) (32)
FuelCell Energy, Inc. (Æ) (7,836) (32)
Liberty Oilfield Services, Inc. Class A (Æ) (4,810) (78)
Pioneer Natural Resources Co. (460) (107)
Southwestern Energy Co. (Æ) (18,445) (138)
SunPower Corp. Class A (Æ) (1,550) (26)
Sunrun , Inc. (Æ) (8,015) (160)
(1,254)
Financial Services - (1.0)%
Apollo Global Management, Inc. (6,436) (320)
Arbor Realty Trust, Inc. (ö) (19,181) (328)
Ares Management Corp. Class A (3,804) (252)
Berkshire Hathaway, Inc. Class B (Æ) (659) (213)
Blackstone Group, Inc. (The) Class A (3,037) (308)
Hamilton Lane, Inc. Class A (599) (41)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (6,284) (251)
Kite Realty Group Trust (ö) (10,384) (232)
Orion Office REIT, Inc. (ö) (2,264) (30)
PRA Group, Inc. (Æ) (5,257) (221)
Progyny , Inc. (Æ) (1,822) (70)
Shift4 Payments, Inc. Class A (Æ) (2,129) (112)
SoFi Technologies, Inc. (Æ) (5,364) (33)
Upstart Holdings, Inc. (Æ) (290) (22)
(2,433)
Health Care - (1.3)%

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
10x Genomics, Inc. Class A (Æ) (611) (29)
Agiliti , Inc. (Æ) (1,715) (34)
Apollo Medical Holdings, Inc. (Æ) (879) (32)
Arrowhead Pharmaceuticals, Inc. (Æ) (962) (40)
Arvinas , Inc. (Æ) (1,073) (59)
Beam Therapeutics, Inc. (Æ) (516) (19)
BioCryst Pharmaceuticals, Inc. (Æ) (3,558) (33)
Bio-Rad Laboratories, Inc. Class A (Æ) (561) (287)
Cerevel Therapeutics Holdings, Inc. (Æ) (1,002) (29)
Cytokinetics, Inc. (Æ) (2,212) (88)
Denali Therapeutics, Inc. (Æ) (3,119) (74)
Exact Sciences Corp. (Æ) (3,084) (170)
Fate Therapeutics, Inc. (Æ) (2,967) (85)
ICU Medical, Inc. (Æ) (621) (133)
Intellia Therapeutics, Inc. (Æ) (565) (28)
Intra-Cellular Therapies, Inc. Class A (Æ) (2,223) (113)
Lantheus Holdings, Inc. (Æ) (1,117) (74)
LifeStance Health Group, Inc. (Æ) (1,593) (11)
Maravai LifeSciences Holdings, Inc. Class
A (Æ) (4,009) (123)
Oak Street Health, Inc. (Æ) (4,718) (85)
Option Care Health, Inc. (Æ) (5,755) (172)
PerkinElmer, Inc. (2,003) (294)
R1 RCM, Inc. (Æ) (11,731) (264)
Relay Therapeutics, Inc. (Æ) (1,569) (37)
Surgery Partners, Inc. (Æ) (2,994) (153)
Teladoc Health, Inc. (Æ) (4,359) (147)
Thermo Fisher Scientific, Inc. (550) (304)
Twist Bioscience Corp. (Æ) (1,167) (34)
Veracyte , Inc. (Æ) (2,205) (45)
West Pharmaceutical Services, Inc. (863) (272)
(3,268)
Materials and Processing - (0.8)%
AAON, Inc. (4,668) (228)
Advanced Drainage Systems, Inc. (1,680) (172)
Carpenter Technology Corp. (2,723) (104)
Century Aluminum Co. (Æ) (1,777) (30)
Cleveland-Cliffs, Inc. (Æ) (12,234) (312)
Hayward Holdings, Inc. (Æ) (6,236) (99)
Hecla Mining Co. (11,914) (62)
International Flavors & Fragrances, Inc. (2,737) (332)
KAR Auction Services, Inc. (Æ) (3,735) (55)
Livent Corp. (Æ) (2,773) (59)
Quaker Chemical Corp. (1,297) (211)
RBC Bearings, Inc. (Æ) (290) (49)
Scotts Miracle- Gro Co. (The) Class A (1,474) (153)
(1,866)
Producer Durables - (0.5)%
Affirm Holdings, Inc. (Æ) (1,029) (30)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aurora Innovation, Inc. (Æ) (9,649) (41)
Bloom Energy Corp. Class A (Æ) (1,692) (31)
Cactus, Inc. Class A (467) (23)
Danaher Corp. (1,231) (309)
LCI Industries (859) (84)
Luminar Technologies, Inc. (Æ) (4,428) (55)
MAXIMUS, Inc. (3,221) (235)
Middleby Corp. (Æ) (1,320) (203)
Plug Power, Inc. (Æ) (971) (20)
QuantumScape Corp. (Æ) (1,235) (18)
Square, Inc. Class A (Æ) (3,249) (323)
(1,372)
Technology - (2.1)%
3D Systems Corp. (Æ) (5,108) (58)
Amphenol Corp. Class A (4,434) (317)
Appian Corp. (Æ) (649) (31)
Azenta , Inc. (2,800) (210)
Bentley Systems, Inc. Class B (4,356) (185)
Bill.com Holdings, Inc. (Æ) (1,494) (255)
Bio Techne Corp. (Æ) (858) (326)
Broadridge Financial Solutions, Inc. (2,087) (301)
Bumble, Inc. Class A (Æ) (4,121) (99)
Cargurus , Inc. (Æ) (2,447) (80)
Cloudflare , Inc. Class A (Æ) (2,621) (226)
Cognex Corp. (4,838) (327)
Digital Turbine, Inc. (Æ) (1,722) (55)
E2open Parent Holdings, Inc. (Æ) (7,938) (61)
Entegris , Inc. (2,597) (289)
Fastly , Inc. Class A (Æ) (855) (14)
Flying Eagle Acquisition Corp. (Æ) (34,420) (71)
II-VI, Inc. (Æ) (1,713) (105)
Marvell Technology, Inc. (5,681) (330)
Match Group, Inc. (Æ) (3,749) (297)
MicroStrategy , Inc. Class A (Æ) (132) (47)
MongoDB, Inc. (Æ) (757) (269)
Opendoor Technologies, Inc. (Æ) (1,295) (9)
Outset Medical, Inc. (Æ) (2,541) (89)
Roku, Inc. (Æ) (370) (34)
Snap, Inc. Class A (Æ) (1,329) (38)
SYNNEX Corp. (3,253) (326)
Ubiquiti, Inc. (533) (150)
ViaSat , Inc. (Æ) (3,482) (128)
Wolfspeed , Inc. (Æ) (3,170) (291)
(5,018)
Utilities - (0.2)%
Antero Midstream Corp. (16,008) (164)
Civitas Resources, Inc. (1,936) (113)
New Fortress Energy LLC (2,918) (113)
Tellurian, Inc. (Æ) (5,271) (26)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(416)
Total Securities Sold Short
(proceeds $23,066) (19,497)
Other Assets and Liabilities, Net
- (0.1)%
(187)
Net Assets - 100.0%
242,509

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 27
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 31 USD 6,398 06/22 (79)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (79)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 29,138 $ — $ —
$ —
$ 29,138 12 .0
Consumer Staples 21,473 — —
—
21,473 8 .9
Energy 3,146 — —
—
3,146 1 .3
Financial Services 41,100 — —
—
41,100 16 .9
Health Care 36,030 — —
—
36,030 14 .9
Materials and Processing 10,732 — —
—
10,732 4 .4
Producer Durables 36,737 — —
—
36,737 15 .1
Technology 69,255 — —
—
69,255 28 .6
Utilities 7,984 — —
—
7,984 3 .3
Short-Term Investments — — — 6,598 6,598 2 .7
Total Investments 255,595 — — 6,598 262,193 108 .1
Securities Sold Short
***
(19,497) — — — (19,497) (8 .0)
Other Assets and Liabilities, Net
(0 .1)
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (79) — — — (79) (—) *
Total Other Financial Instruments
**
$ (79) $ — $ — $ — $ (79)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
28 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 79
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (329)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (427)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 19,497 $ — $ 19,497
Total Financial and Derivative Liabilities
19,497 — 19,497
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 19,497 $ — $ 19,497
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 19,497 $ — $ 19,497 $ —
Total
$ 19,497 $ — $ 19,497 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 213,397
Investments, at fair value(>) ...........................................................................................................................................................
262,193
Receivables:
Dividends and interest ....................................................................................................................................................... 171
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 433
Fund shares sold ................................................................................................................................................................ 3
From broker(a) ................................................................................................................................................................... 198
Prepaid expenses ........................................................................................................................................................................... 4
Total assets .................................................................................................................................................
263,004
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 443
Fund shares redeemed ....................................................................................................................................................... 202
Accrued fees to affiliates .................................................................................................................................................... 171
Other accrued expenses ..................................................................................................................................................... 102
Variation margin on futures contracts ................................................................................................................................. 80
Securities sold short, at fair value(‡) .............................................................................................................................................. 19,497
Total liabilities .............................................................................................................................................
20,495
Net Assets ............................................................................................................................................................
$ 242,509

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 68,345
Shares of beneficial interest ...........................................................................................................................................................
54
Additional paid-in capital ..............................................................................................................................................................
174,110
Net Assets ............................................................................................................................................................
$ 242,509
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 45.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 47.88
Class A — Net assets ............................................................................................................................................................. $ 21,461,268
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 475,502
Net asset value per share: Class C(#) ............................................................................................................................................. $ 43.53
Class C — Net assets ............................................................................................................................................................. $ 24,871,620
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 571,390
Net asset value per share: Class S(#) .............................................................................................................................................. $ 45.28
Class S — Net assets ............................................................................................................................................................. $ 187,637,818
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,144,057
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 45.13
Class Y — Net assets ............................................................................................................................................................. $ 8,538,339
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 189,211
Amounts in thousands
(‡)     Proceeds on securities sold short $ 23,066
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 6,598
(a)     Receivable from Broker for Futures $ 198
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,853
Dividends from affiliated funds ......................................................................................................................................... 5
Total investment income ...............................................................................................................................................................
1,858
Expenses
Advisory fees .................................................................................................................................................................... 744
Administrative fees ........................................................................................................................................................... 65
Custodian fees ................................................................................................................................................................... 63
Distribution fees - Class A ................................................................................................................................................ 29
Distribution fees - Class C ................................................................................................................................................ 108
Transfer agent fees - Class A ............................................................................................................................................ 23
Transfer agent fees - Class C ............................................................................................................................................. 29
Transfer agent fees - Class S ............................................................................................................................................. 209
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 43
Registration fees ............................................................................................................................................................... 32
Shareholder servicing fees - Class C ................................................................................................................................. 36
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 10
Dividends from securities sold short ................................................................................................................................. 128
Interest expense paid on securities sold short ................................................................................................................... 73
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,605
Expense reductions ........................................................................................................................................................... (119)
Net expenses .................................................................................................................................................................................
1,486
Net investment income (loss) ........................................................................................................................................................
372
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 18,511
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (329)
Securities sold short .......................................................................................................................................................... 2,10 7
Net realized gain (loss) ..................................................................................................................................................................
20,28 8
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (44,344)
Futures contracts .............................................................................................................................................................. (427)
Securities sold short .......................................................................................................................................................... 5,82 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (38,94 9 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (18,661)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (18,289)
**      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 372 $ 1,082
Net realized gain (loss) ...................................................................................................................... 20,28 8 59,698
Net change in unrealized appreciation (depreciation) ....................................................................... (38,94 9 ) 26,511
Net increase (decrease) in net assets from operations ............................................................................. (18,289) 87,291
Distributions
To shareholders
Class A .......................................................................................................................................... (4,718) (3,029)
Class C .......................................................................................................................................... (6,073) (4,109)
Class S ........................................................................................................................................... (42,859) (31,483)
Class Y .......................................................................................................................................... (1,833) (1,735)
Net decrease in net assets from distributions .......................................................................................... (55,483) (40,356)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 23,689 (12,968)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(50,083) 33,967
Net Assets
Beginning of period .................................................................................................................................
292,592 258,625
End of period ..........................................................................................................................................
$ 242,509 $ 292,592

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 19 $ 972 32 $ 1,813
Proceeds from reinvestment of distributions 94 4,650 60 2,979
Payments for shares redeemed (44) (2,168) (70) (3,854)
Net increase (decrease)
69 3,454 22 938
Class C
Proceeds from shares sold 3 135 9 476
Proceeds from reinvestment of distributions 127 6,052 84 4,075
Payments for shares redeemed (91) (4,353) (93) (4,846)
Net increase (decrease)
39 1,834 ( — )
**
(295)
Class S
Proceeds from shares sold 41 2,041 137 7,406
Proceeds from reinvestment of distributions 814 40,306 597 29,661
Payments for shares redeemed (466) (23,639) (901) (49,317)
Net increase (decrease)
389 18,708 (167) (12,250)
Class Y
Proceeds from shares sold —
**
1 —
**
12
Proceeds from reinvestment of distributions 37 1,83 3 35 1,735
Payments for shares redeemed (37) (2,141) (60) (3,108)
Net increase (decrease)
( — )
**
(307) (25) (1,361)
Total increase (decrease)
497 $ 23,689 (170) $ (12,968)
**      Less than 500 shares .

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 59.98 .03 (3.30) (3.27) (.02) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
Class C
April 30, 2022* 58.42 (.16) (3.17) (3.33) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
Class S
April 30, 2022* 60.11 .10 (3.30) (3.20) (.07) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
Class Y
April 30, 2022* 59.95 .14 (3.29) (3.15) (.11) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(11.58) 45.13 (7.12) 21,461 1.32 1.26 .11 66
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(11.56) 43.53 (7.45) 24,872 2.07 2.01 (.63) 66
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(11.63) 45.28 (6.96) 187,638 1.07 .97 .41 66
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(11.67) 45.13 (6.89) 8,538 .87 .81 .57 66
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 100,354
Administration fees 10,198
Distribution fees 20,960
Shareholder servicing fees 5,435
Transfer agent fees 34,355
$ 171,302
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 1,462 $ 1,462 $ — $ — $ — $ — $ —
U.S. Cash Management Fund 12,448 45,311 51,160 (1) — 6,598 5 —
$ 12,448 $ 46,773 $ 52,622 $ (1) $ — $ 6,598 $ 5 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 195,324,053 $ 55,749,348 $ (8,456,837) $ 47,292,511

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
U.S. Strategic Equity Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 863.40 $ 1,019.89
Expenses Paid During Period* $ 4.57 $ 4.96
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 859.80 $ 1,016.17
Expenses Paid During Period* $ 8.02 $ 8.70
* Expenses are equal to the Fund's annualized expense ratio of 1.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 864.50 $ 1,021.62
Expenses Paid During Period* $ 2.96 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
40 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 864.20 $ 1,021.12
Expenses Paid During Period* $ 3.42 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.5%
Consumer Discretionary - 12.8%
Advance Auto Parts, Inc. 20,047 4,002
Amazon.com, Inc. (Æ) 41,687 103,619
Autoliv, Inc. 152,025 11,201
AutoZone, Inc. (Æ) 2,109 4,124
Charter Communications, Inc. Class A (Æ) 72,717 31,159
Comcast Corp. Class A 310,938 12,363
Costco Wholesale Corp. 24,770 13,171
Discovery Communications LLC (Æ) 15 —
Dollar General Corp. 15,423 3,663
Dollar Tree, Inc. (Æ) 9,511 1,545
DR Horton, Inc. 278,761 19,399
FactSet Research Systems, Inc. 14,440 5,826
Fortune Brands Home & Security, Inc. 51,400 3,662
Garmin, Ltd. 57,479 6,308
General Motors Co. (Æ) 614,192 23,284
Genuine Parts Co. 64,722 8,417
Home Depot, Inc. (The) 30,969 9,303
LKQ Corp. 77,761 3,859
Lowe's Cos., Inc. 13,896 2,748
McDonald's Corp. 17,623 4,391
Netflix, Inc. (Æ) 53,197 10,127
Nike, Inc. Class B 309,198 38,557
NVR, Inc. (Æ) 3,020 13,216
O'Reilly Automotive, Inc. (Æ) 11,058 6,707
PulteGroup, Inc. 429,936 17,954
Ross Stores, Inc. 24,861 2,480
Target Corp. 37,700 8,620
Tesla, Inc. (Æ) 28,764 25,047
Thor Industries, Inc. (Ñ) 195,838 14,991
TJX Cos., Inc. (The) 31,813 1,950
Tractor Supply Co. 13,674 2,755
Walmart, Inc. 75,471 11,546
Walt Disney Co. (The) (Æ) 37,069 4,138
Yum China Holdings, Inc. 366,882 15,336
Yum! Brands, Inc. 16,912 1,979
447,447
Consumer Staples - 5.2%
Archer-Daniels-Midland Co. 83,290 7,459
Church & Dwight Co., Inc. 16,495 1,609
Coca-Cola Co. (The) 91,367 5,903
ConAgra Foods, Inc. 457,217 15,971
CVS Health Corp. 412,614 39,665
Estee Lauder Cos., Inc. (The) Class A 12,628 3,335
General Mills, Inc. 43,678 3,089
Hershey Co. (The) 23,431 5,290
Ingredion, Inc. 216,303 18,409
JM Smucker Co. (The) 9,975 1,366
Kraft Heinz Foods Co. 60,137 2,564
Kroger Co. (The) 322,514 17,403
Monster Beverage Corp. (Æ) 39,031 3,344
PepsiCo, Inc. 53,981 9,269
Philip Morris International, Inc. 52,348 5,235
Procter & Gamble Co. (The) 85,133 13,668
Sysco Corp. 35,256 3,014
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tyson Foods, Inc. Class A 227,689 21,211
Walgreens Boots Alliance, Inc. 146,511 6,212
184,016
Energy - 3.1%
BP PLC
-
ADR 685,208 19,679
Canadian Natural Resources, Ltd. 245,507 15,189
Chevron Corp. 218,485 34,230
Exxon Mobil Corp. 32,571 2,777
Kinder Morgan, Inc. 722,889 13,120
ONEOK, Inc. 26,132 1,655
Shell PLC
-
ADR 244,693 13,074
Williams Cos., Inc. (The) 241,550 8,283
108,007
Financial Services - 18.2%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust (Æ) 365,115 17,055
Aflac, Inc. 112,201 6,427
American Express Co. 22,800 3,983
American Tower Corp. (ö) 11,613 2,799
Arch Capital Group, Ltd. (Æ) 73,767 3,369
Assurant, Inc. 29,010 5,276
Bank of America Corp. 675,217 24,092
Bank of New York Mellon Corp. (The) 81,791 3,440
Berkshire Hathaway, Inc. Class B (Æ) 162,294 52,393
BlackRock, Inc. Class A 7,070 4,417
Brown & Brown, Inc. 48,917 3,032
CBRE Group, Inc. Class A 62,668 5,204
Charles Schwab Corp. (The) 29,482 1,956
Chubb, Ltd. 20,670 4,267
Citigroup, Inc. 969,990 46,763
CNA Financial Corp. 44,248 2,099
Crown Castle International Corp. (ö) 31,355 5,807
Equinix, Inc. (Æ)(ö) 5,499 3,954
Equity Residential (ö) 38,172 3,111
Essent Group, Ltd. 184,086 7,461
First American Financial Corp. 66,291 3,866
Gaming and Leisure Properties, Inc. (ö) 80,810 3,586
Globe Life, Inc. (Æ) 39,686 3,892
Hanover Insurance Group, Inc. (The) 10,259 1,506
Hartford Financial Services Group, Inc. 71,300 4,986
Intercontinental Exchange, Inc. 32,848 3,804
Invitation Homes, Inc. (ö) 63,293 2,520
Janus Henderson Group PLC 70,760 2,157
JPMorgan Chase & Co. 285,042 34,023
KKR & Co., Inc. Class A 583,014 29,716
Lamar Advertising Co. Class A (ö) 56,069 6,191
M&T Bank Corp. 10,794 1,799
Marsh & McLennan Cos., Inc. 16,594 2,683
MasterCard, Inc. Class A 214,017 77,770
Morgan Stanley 73,935 5,958
New York Community Bancorp, Inc. 1,439,942 13,305
Northern Trust Corp. 47,708 4,916
PNC Financial Services Group, Inc. (The) 22,794 3,786
Popular, Inc. 234,612 18,297

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Principal Financial Group, Inc. 20,535 1,399
Progressive Corp. (The) 91,579 9,832
Prologis, Inc. (ö) 21,854 3,503
Public Storage (ö) 9,772 3,630
Raymond James Financial, Inc. 74,406 7,252
Realty Income Corp. (ö) 86,625 6,008
Reinsurance Group of America, Inc. Class A 144,975 15,559
Rexford Industrial Realty, Inc. (ö) 41,390 3,230
SLM Corp. 763,934 12,781
T. Rowe Price Group, Inc. 44,725 5,503
Travelers Cos., Inc. (The) 25,366 4,339
Truist Financial Corp. 65,828 3,183
Two Harbors Investment Corp. (ö) 2,333,620 11,225
US Bancorp 74,516 3,619
Visa, Inc. Class A 333,013 70,975
Wells Fargo & Co. 524,658 22,891
Willis Towers Watson PLC (Æ) 89,298 19,187
WR Berkley Corp. 50,822 3,379
639,161
Health Care - 13.4%
10x Genomics, Inc. Class A (Æ) 259,555 12,396
Abbott Laboratories 62,440 7,087
AbbVie, Inc. 54,675 8,031
Agilent Technologies, Inc. 56,283 6,713
Align Technology, Inc. (Æ) 61,178 17,736
Amgen, Inc. 20,672 4,820
Anthem, Inc. (Æ) 23,467 11,779
AstraZeneca PLC
-
ADR 196,249 13,031
Baxter International, Inc. 26,553 1,887
Boston Scientific Corp. (Æ) 62,153 2,617
Bristol-Myers Squibb Co. 320,098 24,094
Catalent, Inc. (Æ) 358,049 32,425
Centene Corp. (Æ) 91,083 7,337
Cerner Corp. 25,254 2,365
Cigna Corp. 43,933 10,842
Edwards Lifesciences Corp. (Æ) 436,831 46,208
Gilead Sciences, Inc. 91,979 5,458
GlaxoSmithKline PLC
-
ADR 465,400 21,073
HCA Healthcare, Inc. 6,315 1,355
Intra-Cellular Therapies, Inc. Class A (Æ) 241,491 12,222
Intuitive Surgical, Inc. (Æ) 122,305 29,268
Jazz Pharmaceuticals PLC (Æ) 114,759 18,387
Johnson & Johnson 232,194 41,902
Medtronic PLC 185,149 19,322
Pfizer, Inc. 371,921 18,250
ResMed, Inc. 5,391 1,078
Stryker Corp. 12,535 3,024
Thermo Fisher Scientific, Inc. 13,496 7,462
UnitedHealth Group, Inc. 43,771 22,260
Veeva Systems, Inc. Class A (Æ) 162,974 29,653
Viatris, Inc. 934,225 9,650
West Pharmaceutical Services, Inc. 9,522 3,000
Zimmer Biomet Holdings, Inc. 129,088 15,587
468,319
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 3.0%
Alcoa Corp. 108,065 7,327
Copart, Inc. (Æ) 11,271 1,281
Crown Holdings, Inc. 110,832 12,196
DuPont de Nemours, Inc. 258,936 17,072
Eagle Materials, Inc. 26,885 3,316
Eastman Chemical Co. 95,980 9,854
Huntsman Corp. 371,358 12,578
Linde PLC (Æ) 3,652 1,139
LyondellBasell Industries NV Class A 21,048 2,232
Newmont Corp. 293,003 21,345
PPG Industries, Inc. 10,676 1,366
Sherwin-Williams Co. (The) 10,259 2,821
Southern Copper Corp. 197,208 12,280
104,807
Producer Durables - 10.8%
3M Co. 39,153 5,647
Alaska Air Group, Inc. (Æ) 250,859 13,644
Ametek, Inc. 25,070 3,165
AO Smith Corp. 80,308 4,692
Automatic Data Processing, Inc. 12,465 2,720
Canadian Pacific Railway, Ltd. 427,532 31,304
Carlisle Cos., Inc. 7,066 1,833
CH Robinson Worldwide, Inc. 19,423 2,062
Cintas Corp. 6,621 2,630
Crane Co. 44,121 4,246
CSX Corp. 55,395 1,902
Cummins, Inc. 28,336 5,361
Danaher Corp. 15,914 3,996
Deere & Co. 5,474 2,067
Delta Air Lines, Inc. (Æ) 512,075 22,035
Dover Corp. 34,461 4,594
Eaton Corp. PLC 45,965 6,666
Emerson Electric Co. 125,464 11,314
Expeditors International of Washington, Inc. 52,071 5,159
FedEx Corp. 109,982 21,858
Fortive Corp. 50,768 2,919
FTI Consulting, Inc. (Æ) 28,844 4,549
General Dynamics Corp. 30,697 7,261
Gentex Corp. 248,587 7,296
Global Payments, Inc. 138,547 18,978
JB Hunt Transport Services, Inc. 17,656 3,016
Johnson Controls International PLC (Æ) 53,228 3,187
Keysight Technologies, Inc. (Æ) 14,391 2,019
L3Harris Technologies, Inc. 31,392 7,291
Landstar System, Inc. 27,384 4,242
Littelfuse, Inc. 21,249 4,871
Lockheed Martin Corp. 59,906 25,887
Magna International, Inc. Class A 155,468 9,370
Mettler-Toledo International, Inc. (Æ) 1,856 2,371
Moody's Corp. 8,366 2,648
Old Dominion Freight Line, Inc. 13,669 3,829
Oshkosh Corp. 19,577 1,810
PACCAR Financial Corp. 35,058 2,911
Paychex, Inc. 22,667 2,873
Pentair PLC 93,724 4,756

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regal Beloit Corp. 38,613 4,913
Robert Half International, Inc. 25,382 2,495
S&P Global, Inc. 13,424 5,054
Snap-on, Inc. 27,861 5,920
Stanley Black & Decker, Inc. 21,412 2,573
Teledyne Technologies, Inc. (Æ) 13,595 5,867
Textron, Inc. 51,017 3,533
Verisk Analytics, Inc. Class A 14,411 2,940
Vontier Corp. 1,010,311 25,884
Waste Management, Inc. 218,283 35,894
WW Grainger, Inc. 7,052 3,526
377,578
Technology - 24.7%
Accenture PLC Class A 23,071 6,930
Adobe, Inc. (Æ) 54,528 21,590
Airbnb, Inc. Class A (Æ) 118,879 18,213
Alphabet, Inc. Class A (Æ) 15,995 36,504
Alphabet, Inc. Class C (Æ) 7,749 17,817
Amphenol Corp. Class A 29,248 2,091
Analog Devices, Inc. 77,703 11,996
Apple, Inc. 645,315 101,734
Arrow Electronics, Inc. (Æ) 22,848 2,693
Avnet, Inc. 159,800 6,977
Booking Holdings, Inc. (Æ) 5,842 12,913
Broadcom, Inc. 19,485 10,802
Cadence Design Systems, Inc. (Æ) 18,371 2,771
Cisco Systems, Inc. 236,633 11,590
Cognizant Technology Solutions Corp. Class
A 78,367 6,340
Coupa Software, Inc. (Æ) 195,048 16,833
Datadog, Inc. Class A (Æ) 207,165 25,021
Gitlab, Inc. Class A (Æ)(Ñ) 277,149 13,284
Hewlett Packard Enterprise Co. Class H 301,339 4,644
HP, Inc. (Æ) 212,250 7,775
Intel Corp. 447,368 19,501
International Business Machines Corp. 59,719 7,895
Juniper Networks, Inc. 580,358 18,293
KLA Corp. 9,019 2,879
Leidos Holdings, Inc. 18,656 1,931
Match Group, Inc. (Æ) 292,638 23,162
Meta Platforms, Inc. Class A (Æ) 196,535 39,399
Micron Technology, Inc. 221,278 15,089
Microsoft Corp. 658,785 182,826
NetApp, Inc. 100,034 7,327
NVIDIA Corp. 138,409 25,671
Oracle Corp. 39,016 2,864
Raytheon Technologies Corp. (Æ) 50,393 4,783
ServiceNow, Inc. (Æ) 70,031 33,482
Skyworks Solutions, Inc. 48,681 5,516
Snowflake, Inc. Class A (Æ) 115,503 19,802
SS&C Technologies Holdings, Inc. 74,771 4,835
Synopsys, Inc. (Æ) 10,765 3,087
TE Connectivity, Ltd. 88,955 11,100
Teradyne, Inc. 184,230 19,429
Texas Instruments, Inc. 87,608 14,915
Twilio, Inc. Class A (Æ) 156,088 17,454
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uber Technologies, Inc. (Æ) 1,404,297 44,207
863,965
Utilities - 4.3%
AT&T, Inc. 591,911 11,164
ConocoPhillips Co. 136,298 13,019
Edison International 306,514 21,085
FirstEnergy Corp. 427,071 18,497
NiSource, Inc. 644,965 18,781
PPL Corp. 428,051 12,118
T-Mobile USA, Inc. (Æ) 289,769 35,682
UGI Corp. 356,326 12,222
Verizon Communications, Inc. 169,419 7,844
150,412
Total Common Stocks
(cost $2,717,205) 3,343,712
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 158,750,486
(∞)
158,703
Total Short-Term Investments
(cost $158,701) 158,703
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 7,659,250
(∞)
7,659
Total Other Securities
(cost $7,659) 7,659
Total Investments - 100.2%
(identified cost $2,883,565) 3,510,074
Other Assets and Liabilities, Net
- (0.2)%
(7,237)
Net Assets - 100.0%
3,502,837

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 409 USD 84,407 06/22 (5,467)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,467)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 447,447 $ — $ —
$ —
$ 447,447 12 .8
Consumer Staples 184,016 — —
—
184,016 5 .2
Energy 108,007 — —
—
108,007 3 .1
Financial Services 639,161 — —
—
639,161 18 .2
Health Care 468,319 — —
—
468,319 13 .4
Materials and Processing 104,807 — —
—
104,807 3 .0
Producer Durables 377,578 — —
—
377,578 10 .8
Technology 863,965 — —
—
863,965 24 .7
Utilities 150,412 — —
—
150,412 4 .3
Short-Term Investments — — — 158,703 158,703 4 .5
Other Securities — — — 7,659 7,659 0 .2
Total Investments 3,343,712 — — 166,362 3,510,074 100 .2
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (5,467) — — — (5,467) (0 .2)
Total Other Financial Instruments
*
$ (5,467) $ — $ — $ — $ (5,467)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 45
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 5,467
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (7,939)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,757)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,361 $ — $ 7,361
Total Financial and Derivative Assets
7,361 — 7,361
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,361 $ — $ 7,361
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,143 $ — $ 3,143 $ —
Barclays
850 — 850 —
Morgan Stanley
3,368 — 3,368 —
Total
$ 7,361 $ — $ 7,361 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 47
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,883,565
Investments, at fair value(*)(>) ......................................................................................................................................................
3,510,074
Receivables:
Dividends and interest ....................................................................................................................................................... 3,106
Dividends from affiliated funds .......................................................................................................................................... 34
Fund shares sold ................................................................................................................................................................ 2,458
From broker(a) ................................................................................................................................................................... 6,857
Prepaid expenses ........................................................................................................................................................................... 51
Total assets .................................................................................................................................................
3,522,580
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 849
Fund shares redeemed ....................................................................................................................................................... 3,393
Accrued fees to affiliates .................................................................................................................................................... 2,140
Other accrued expenses ..................................................................................................................................................... 235
Variation margin on futures contracts ................................................................................................................................. 5,467
Payable upon return of securities loaned ....................................................................................................................................... 7,659
Total liabilities .............................................................................................................................................
19,743
Net Assets ............................................................................................................................................................
$ 3,502,837

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 839,372
Shares of beneficial interest ...........................................................................................................................................................
2,44 4
Additional paid-in capital ..............................................................................................................................................................
2,661,02 1
Net Assets ............................................................................................................................................................
$ 3,502,837
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 14.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 15.18
Class A — Net assets ............................................................................................................................................................. $ 12,387,826
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 865,859
Net asset value per share: Class C(#) ............................................................................................................................................. $ 14.10
Class C — Net assets ............................................................................................................................................................. $ 6,034,717
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 427,918
Net asset value per share: Class M(#) ............................................................................................................................................ $ 14.32
Class M — Net assets ............................................................................................................................................................ $ 582,372,488
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 40,670,673
Net asset value per share: Class S(#) .............................................................................................................................................. $ 14.34
Class S — Net assets ............................................................................................................................................................. $ 2,902,042,025
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 202,415,442
Amounts in thousands
(*)     Securities on loan included in investments $ 7,361
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 166,362
(a)     Receivable from Broker for Futures $ 6,857
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 49
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 25,105
Dividends from affiliated funds ......................................................................................................................................... 77
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ......................................................................................................................................... 19
Total investment income ...............................................................................................................................................................
25,202
Expenses
Advisory fees .................................................................................................................................................................... 14,270
Administrative fees ........................................................................................................................................................... 962
Custodian fees ................................................................................................................................................................... 144
Distribution fees - Class A ................................................................................................................................................ 15
Distribution fees - Class C ................................................................................................................................................ 25
Transfer agent fees - Class A ............................................................................................................................................ 12
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 660
Transfer agent fees - Class S ............................................................................................................................................. 3,328
Professional fees ............................................................................................................................................................... 148
Registration fees ............................................................................................................................................................... 71
Shareholder servicing fees - Class C ................................................................................................................................. 9
Trustees’ fees .................................................................................................................................................................... 79
Printing fees ...................................................................................................................................................................... 79
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 19,831
Expense reductions ........................................................................................................................................................... (5,281)
Net expenses .................................................................................................................................................................................
14,550
Net investment income (loss) ........................................................................................................................................................
10,652
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 273,247
Investments in affiliated funds .......................................................................................................................................... (16)
Futures contracts .............................................................................................................................................................. (7,939)
Net realized gain (loss) ..................................................................................................................................................................
265,292
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (830,526)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (5,757)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (836,281)
Net realized and unrealized gain (loss) ......................................................................................................................................... (570,989)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (560,337)

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10,652 $ 15,867
Net realized gain (loss) ...................................................................................................................... 265,292 351,997
Net change in unrealized appreciation (depreciation) ....................................................................... (836,281) 793,195
Net increase (decrease) in net assets from operations ............................................................................. (560,337) 1,161,059
Distributions
To shareholders
Class A .......................................................................................................................................... (925) (27)
Class C .......................................................................................................................................... (510) (3)
Class M ......................................................................................................................................... (51,318) (3,162)
Class S ........................................................................................................................................... (257,993) (15,742)
Net decrease in net assets from distributions .......................................................................................... (310,746) (18,934)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 84,238 279,936
Total Net Increase (Decrease) in Net Assets ..........................................................................
(786,845) 1,422,061
Net Assets
Beginning of period .................................................................................................................................
4,289,682 2,867,621
End of period ..........................................................................................................................................
$ 3,502,837 $ 4,289,682

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 51
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 156 $ 2,419 361 $ 5,849
Proceeds from reinvestment of distributions 57 924 2 27
Payments for shares redeemed (70) (1,127) (238) (3,852)
Net increase (decrease)
143 2,216 125 2,024
Class C
Proceeds from shares sold 11 176 85 1,334
Proceeds from reinvestment of distributions 32 510 — ** 2
Payments for shares redeemed (19) (296) (81) (1,250)
Net increase (decrease)
24 390 4 86
Class M
Proceeds from shares sold 2,667 43,440 21,438 342,224
Proceeds from reinvestment of distributions 3,142 51,314 196 3,161
Payments for shares redeemed (4,480) (72,676) (6,420) (103,936)
Net increase (decrease)
1,329 22,078 15,214 241,449
Class S
Proceeds from shares sold 12,777 205,238 50,728 815,350
Proceeds from reinvestment of distributions 15,702 256,960 986 15,677
Payments for shares redeemed (25,080) (402,644) (49,929) (794,650)
Net increase (decrease)
3,399 59,554 1,785 36,377
Total increase (decrease)
4,895 $ 84,238 17,128 $ 279,936
**     Less than 500 shares .

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 17.88 .02 (2.30) (2.28) (.03) (1.26)
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
Class C
April 30, 2022* 17.68 (.04) (2.28) (2.32) — (1.26)
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —(f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
Class M
April 30, 2022* 17.90 .05 (2.31) (2.26) (.06) (1.26)
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(3) 13.10 .07 1.13 1.20 (.09) —
Class S
April 30, 2022* 17.92 .04 (2.31) (2.27) (.05) (1.26)
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.29) 14.31 (13.66) 12,388 1.24 .99 .27 32
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(1.26) 14.10 (14.02) 6,035 1.99 1.74 (.48) 32
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(1.32) 14.32 (13.55) 582,372 .99 .64 .62 32
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(1.31) 14.34 (13.58) 2,902,042 .99 .74 .52 32
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,471,849
Administration fees 150,227
Distribution fees 6,541
Shareholder servicing fees 1,337
Transfer agent fees 510,142
$ 2,140,096
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 18,058 $ 73,377 $ 83,776 $ — $ — $ 7,659 $ — $ —
U.S. Cash Management Fund 107,430 561,632 510,345 (16) 2 158,703 77 —
$ 125,488 $ 635,009 $ 594,121 $ (16) $ 2 $ 166,362 $ 77 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,928,077,519 $ 729,222,643 $ (152,693,828) $ 576,528,815

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
U.S. Small Cap Equity Fund 55
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 859.00 $ 1,018.20
Expenses Paid During Period* $ 6.13 $ 6.66
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 855.80 $ 1,014.48
Expenses Paid During Period* $ 9.57 $ 10.39
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 860.50 $ 1,020.13
Expenses Paid During Period* $ 4.34 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
56 U.S. Small Cap Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 860.60 $ 1,020.28
Expenses Paid During Period* $ 4.20 $ 4.56
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 860.00 $ 1,019.64
Expenses Paid During Period* $ 4.80 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 861.00 $ 1,020.43
Expenses Paid During Period* $ 4.06 $ 4.41
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 11.4%
1-800-Flowers.com, Inc. Class A (Æ) 12,225 125
2U, Inc. (Æ)(Ð) 21,171 211
Aaron's Co., Inc. (The) 69,865 1,435
Abercrombie & Fitch Co. Class A (Æ) 14,018 485
Academy Sports and Outdoors, Inc. 28,918 1,080
Adtalem Global Education, Inc. (Æ) 4,068 119
Altice USA, Inc. Class A (Æ) 27,018 251
American Axle & Manufacturing Holdings,
Inc. (Æ) 169,142 1,120
American Eagle Outfitters, Inc. (Ñ) 18,434 279
American Outdoor Brands, Inc. (Æ) 3,740 47
American Public Education, Inc. (Æ) 23,903 465
America's Car-Mart, Inc. (Æ) 41,661 3,367
APi Group Corp. (Æ) 119,534 2,219
Asbury Automotive Group, Inc. (Æ) 3,191 586
B. Riley Financial, Inc. 19,981 902
Barnes & Noble Education, Inc. (Æ) 77,857 237
Bassett Furniture Industries, Inc. 1,965 33
Beazer Homes USA, Inc. (Æ) 14,368 217
Big Lots, Inc. 6,570 203
BJ's Restaurants, Inc. (Æ) 62,679 1,742
BJ's Wholesale Club Holdings, Inc. (Æ) 14,711 947
Bloomin' Brands, Inc. 48,207 1,060
Bluegreen Vacations Holding Corp. 3,268 86
Boot Barn Holdings, Inc. (Æ) 63,291 5,699
Boston Omaha Corp. Class A (Æ) 36,059 751
Buckle, Inc. (The) 17,044 529
Caleres, Inc. 22,604 518
Cardlytics, Inc. (Æ) 45,296 1,546
Carriage Services, Inc. Class A 3,093 133
Carrols Restaurant Group, Inc. 196,173 314
Carter's, Inc. 18,974 1,598
Cavco Industries, Inc. (Æ) 8,884 2,099
Celestica, Inc. (Æ) 141,743 1,592
Century Casinos, Inc. (Æ) 227,448 2,381
Century Communities, Inc. 30,098 1,587
Chegg, Inc. (Æ) 24,800 614
Children's Place, Inc. (The) (Æ) 3,236 150
Citi Trends, Inc. (Æ) 5,346 150
Conn's, Inc. (Æ) 18,700 293
Container Store Group, Inc. (The) (Æ) 14,883 114
Cooper-Standard Holdings, Inc. (Æ) 7,925 37
Cracker Barrel Old Country Store, Inc. 14,264 1,583
Crocs, Inc. (Æ) 12,203 811
Dana Holding Corp. 102,351 1,516
Delta Apparel, Inc. (Æ) 58,376 1,692
Designer Brands, Inc. Class A 151,740 2,097
Dillard's, Inc. Class A 4,459 1,355
Drive Shack, Inc. (Æ) 149,918 184
Escalade, Inc. 43,053 566
Ethan Allen Interiors, Inc. 22,473 534
Franklin Covey Co. (Æ) 2,070 83
Genesco, Inc. (Æ) 29,089 1,804
GMS, Inc. (Æ) 15,960 765
Goodyear Tire & Rubber Co. (The) (Æ) 278,990 3,716
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoPro, Inc. Class A (Æ)(Ð) 85,347 761
Grand Canyon Education, Inc. (Æ)(Ð) 8,079 775
Group 1 Automotive, Inc. 9,316 1,623
H&R Block, Inc. 39,085 1,019
Hanesbrands, Inc. 127,992 1,697
Haverty Furniture Cos., Inc. 5,866 146
HealthStream, Inc. (Æ) 7,937 152
Hibbett, Inc. 9,758 421
Hillenbrand, Inc. 42,960 1,754
Horizon Global Corp. (Æ) 150,367 559
iMedia Brands, Inc. (Æ) 102,328 378
International Game Technology PLC 42,298 923
IntriCon Corp. (Æ) 37,054 890
KB Home 9,265 300
Kontoor Brands, Inc. 27,492 1,092
Kura Sushi USA, Inc. Class A (Æ) 51,072 2,563
Landsea Homes Corp. (Æ) 172,525 1,437
La-Z-Boy, Inc. 42,170 1,108
Lear Corp. (Û) 19,498 2,495
Leggett & Platt, Inc. 51,103 1,821
Lindblad Expeditions Holdings, Inc. (Æ) 17,625 270
Lumber Liquidators Holdings, Inc. (Æ) 11,681 161
Macy's, Inc. (Û) 75,544 1,826
Madison Square Garden Entertainment
Corp. (Æ) 15,127 1,108
MarineMax, Inc. (Æ) 24,020 983
MasterCraft Boat Holdings, Inc. (Æ) 29,059 699
Monro Muffler Brake, Inc. 90,611 4,143
Motorcar Parts of America, Inc. (Æ) 44,915 683
Movado Group, Inc. 28,278 1,018
Nathan's Famous, Inc. 5,900 279
Noodles & Co. Class A (Æ) 3,463 19
Nordstrom, Inc. (Ð) 28,334 728
Papa John's International, Inc. 5,385 490
Perdoceo Education Corp. (Æ)(Ð) 23,886 267
PetIQ, Inc. (Æ) 25,042 498
Poshmark, Inc. Class A (Æ)(Ñ) 154,616 1,707
Potbelly Corp. (Æ) 88,031 567
PVH Corp. (Û) 13,540 985
QuinStreet, Inc. (Æ)(Û) 74,010 704
Quotient Technology, Inc. (Æ) 21,965 117
RealReal, Inc. (The) (Æ) 139,817 758
Red Robin Gourmet Burgers, Inc. (Æ) 7,082 93
Rent-A-Center, Inc. Class A 9,295 224
REV Group, Inc. 140,156 1,671
Ruth's Hospitality Group, Inc. 37,011 776
Sally Beauty Holdings, Inc. (Æ) 51,835 784
Scholastic Corp. 61,131 2,253
Scientific Games Corp. Class A (Æ) 18,899 1,059
Shake Shack, Inc. Class A (Æ) 14,075 814
Shutterstock, Inc. 6,496 492
Signet Jewelers, Ltd. 12,340 866
Six Flags Entertainment Corp. (Æ)(Û) 4,199 161
Skyline Champion Corp. (Æ) 39,695 2,026
SMART Global Holdings, Inc. (Æ)(Ð) 74,327 1,685
Sonic Automotive, Inc. Class A 19,569 833
Sportsman's Warehouse Holdings, Inc. (Æ) 24,870 239

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Steven Madden, Ltd. 73,922 3,035
Stoneridge, Inc. (Æ) 99,162 1,954
TEGNA, Inc. 22,423 494
Texas Roadhouse, Inc. Class A 76,342 6,284
Tilly's, Inc. Class A 8,999 79
Toll Brothers, Inc. 20,511 951
Townsquare Media, Inc. Class A (Æ) 155,131 1,691
TRI Pointe Group, Inc. (Æ) 26,894 556
Universal Electronics, Inc. (Æ) 49,324 1,455
Universal Technical Institute, Inc. (Æ) 3,427 36
Urban Outfitters, Inc. (Æ) 13,642 325
Vera Bradley, Inc. (Æ) 3,673 23
Vista Outdoor, Inc. (Æ) 27,753 977
Visteon Corp. (Æ) 2,943 308
Wingstop, Inc. 4,246 390
Wolverine World Wide, Inc. 103,169 2,045
Wyndham Hotels & Resorts, Inc. 15,746 1,385
YETI Holdings, Inc. (Æ) 46,719 2,283
Zumiez, Inc. (Æ) 13,256 486
132,684
Consumer Staples - 3.8%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class
A (Û) 48,593 1,520
Alico, Inc. 21,824 866
Andersons, Inc. (The) 8,133 409
Boston Beer Co., Inc. Class A (Æ) 2,169 813
Bunge, Ltd. (Û) 20,108 2,275
Calavo Growers, Inc. 5,630 204
Coca-Cola Bottling Co. 1,091 482
Dole PLC (Ñ) 22,202 264
elf Beauty, Inc. (Æ) 352,131 8,566
Energizer Holdings, Inc.
-
GDR (Æ) 79,124 3,018
Fresh Del Monte Produce, Inc. 6,395 167
Grocery Outlet Holding Corp. (Æ) 188,682 6,353
Helen of Troy, Ltd. (Æ) 4,092 878
Herbalife Nutrition, Ltd. (Æ) 36,314 965
Ingles Markets, Inc. Class A 8,389 781
Ingredion, Inc. 27,409 2,333
J&J Snack Foods Corp. 19,197 2,874
Landec Corp. (Æ) 110,804 1,103
Medifast, Inc. (Û) 7,562 1,349
Molson Coors Beverage Co. Class B (Û) 5,291 286
National Vision Holdings, Inc. (Æ) 15,078 568
Nomad Foods, Ltd. (Æ) 23,542 435
Performance Food Group Co. (Æ) 21,167 1,042
Pilgrim's Pride Corp. (Æ)(Û) 2,764 78
Post Holdings, Inc. (Æ) 3,811 284
Primo Water Corp. 37,994 556
Quanex Building Products Corp. 77,852 1,496
Rite Aid Corp. (Æ) 18,589 118
Sovos Brands, Inc. (Æ) 68,327 1,032
SpartanNash Co. 7,612 261
Spectrum Brands Holdings, Inc. 10,694 910
Turning Point Brands, Inc. 30,097 945
United Natural Foods, Inc. (Æ) 23,894 1,025
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc. (Æ)(Û) 3,516 270
44,526
Energy - 4.8%
Amyris, Inc. (Æ)(Ñ) 245,965 844
Antero Resources Corp. (Æ) 20,062 706
Arch Resources, Inc. (Ð) 14,118 2,349
ChampionX Corp. 189,790 4,005
CVR Energy, Inc. 8,901 223
Delek US Holdings, Inc. (Æ) 206,185 4,990
Euro Manganese, Inc. (Æ) 922,000 287
Expro Group Holdings NV (Æ) 71,226 1,088
Green Brick Partners, Inc. (Æ) 211,895 4,174
Green Plains, Inc. (Æ) 11,001 309
Helix Energy Solutions Group, Inc. (Æ) 29,738 122
Hippo Holdings, Inc. 126,987 4,828
Hostess Brands, Inc. Class A (Æ) 25,378 576
Liberty Oilfield Services, Inc. Class A (Æ) 89,063 1,437
Luxfer Holdings PLC
-
ADR 124,128 2,003
Marathon Oil Corp. 67,728 1,688
Matador Resources Co. 8,751 427
Matrix Service Co. (Æ) 95,979 653
Murphy Oil Corp. 12,399 472
Nabors Industries, Inc. (Æ) 940 145
National Energy Servicees Reunited Corp. (Æ) 277,323 1,855
Natural Gas Services Group, Inc. (Æ) 81,851 1,005
Newpark Resources, Inc. (Æ)(Ð) 5,152 18
NexTier Oilfield Solutions, Inc. (Æ) 343,232 3,786
NOV, Inc. (Æ) 119,952 2,175
NOW, Inc. (Æ) 41,163 449
Oceaneering International, Inc. (Æ) 20,327 230
Oil States International, Inc. (Æ) 221,549 1,498
Par Pacific Holdings, Inc. (Æ) 22,515 330
Patterson-UTI Energy, Inc. 138,942 2,284
PBF Energy, Inc. Class A (Æ)(Ð) 37,873 1,101
PDC Energy, Inc. 6,610 461
REX American Resources Corp. (Æ) 1,618 137
SM Energy Co. 87,801 3,119
Solaris Oilfield Infrastructure, Inc. Class A 175,041 1,969
SunCoke Energy, Inc. 20,330 169
Talon Metals Corp. (Æ) 1,304,000 711
Targa Resources Corp. (Û) 23,905 1,755
W&T Offshore, Inc. (Æ) 29,988 143
Warrior Met Coal, Inc. 52,003 1,772
World Fuel Services Corp. 18,698 453
56,746
Financial Services - 22.8%
AerCap Holdings NV (Æ) 11,308 528
Agree Realty Corp. (ö) 49,076 3,333
Alpine Income Property Trust, Inc. (ö) 179,201 3,351
Amalgamated Financial Corp. 2,283 40
American Equity Investment Life Holding
Co. 44,652 1,684
Ameris Bancorp 29,464 1,229
Apple Hospitality REIT, Inc. (ö) 215,030 3,804

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Argo Group International Holdings, Ltd. 11,321 485
Armada Hoffler Properties, Inc. (ö) 8,342 113
Assurant, Inc. (Ð) 5,045 918
Atlantic Union Bankshares Corp. (Æ) 15,913 538
Axis Capital Holdings, Ltd. 25,546 1,465
Axos Financial, Inc. (Æ) 16,831 638
Banc of California, Inc. 254,268 4,588
Bancorp, Inc. (The) (Æ) 31,686 719
BankUnited, Inc. 41,420 1,555
Bar Harbor Bankshares 14,687 383
BayCom Corp. 984 22
Blucora, Inc. (Æ) 171,440 3,471
Braemar Hotels & Resorts, Inc. (Ð)(ö) 15,910 96
Bridgewater Bancshares, Inc. (Æ) 1,703 27
Brighthouse Financial, Inc. (Æ) 31,633 1,625
Brixmor Property Group, Inc. (ö) 87,857 2,230
Byline Bancorp, Inc. 62,211 1,459
Cadence Bank 268,536 6,725
Cambridge Bancorp 6,069 496
Camden Property Trust (Ð)(ö)(Û) 11,342 1,779
Cannae Holdings, Inc. (Æ) 72,973 1,635
Capital Bancorp, Inc. 61,685 1,389
Capital City Bank Group, Inc. 46,733 1,196
Capstar Financial Holdings, Inc. 200,600 4,043
Carter Bankshares, Inc. (Æ) 1,010 17
CatchMark Timber Trust, Inc. Class A (ö) 213,698 1,754
Cathay General Bancorp 14,647 587
CBL & Associates HoldCo II LLC (Æ)(ö) 27,855 816
Chatham Lodging Trust (Æ)(ö) 8,637 124
Chemung Financial Corp. 419 20
Citizens Financial Group, Inc. 11,500 453
City Office REIT, Inc. (ö) 24,702 367
Civista Bancshares, Inc. 48,425 1,008
CNO Financial Group, Inc. 51,230 1,237
Columbia Banking System, Inc. 95,742 2,688
Comerica, Inc. (Û) 21,548 1,765
Community Bank System, Inc. 8,776 565
Compass, Inc. Class A (Æ)(Ñ) 93,938 510
Corporate Office Properties Trust (ö) 15,511 414
Cousins Properties, Inc. (ö) 59,284 2,128
Cowen Group, Inc. Class A 51,637 1,180
CTO Realty Growth, Inc. (Ð)(ö) 54,520 3,477
Curo Group Holdings Corp. 62,486 734
Cushman & Wakefield PLC (Æ) 18,666 334
Customers Bancorp, Inc. (Æ) 20,422 859
DiamondRock Hospitality Co. (Æ)(Ð)(ö) 119,409 1,269
DigitalBridge Group, Inc. (Æ)(ö) 268,126 1,866
Diversified Healthcare Trust (Æ) 82,465 186
Donegal Group, Inc. Class A 43,451 587
Douglas Elliman, Inc. 86,394 524
Easterly Government Properties, Inc. (ö) 107,832 2,054
Eastern Bankshares, Inc. 30,228 579
EastGroup Properties, Inc. (ö) 4,035 757
Emerald Holding, Inc. (Æ) 65,248 176
Employers Holdings, Inc. 1,102 43
Encore Capital Group, Inc. (Æ)(Ð) 8,366 484
Enova International, Inc. (Æ) 11,350 424
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enterprise Financial Services Corp. 30,119 1,330
Equity Commonwealth (Æ)(ö) 38,935 1,020
Essent Group, Ltd. 60,649 2,458
Essential Properties Realty Trust, Inc. (ö) 14,757 354
Evercore, Inc. Class A 8,338 882
Everest Re Group, Ltd. (Û) 2,160 593
eXp World Holdings, Inc. (Ñ) 29,988 402
EZCORP, Inc. Class A (Æ)(Ð) 259,257 1,815
Federal Agricultural Mortgage Corp. Class C 12,444 1,275
Federated Hermes, Inc. Class B 13,954 397
First BanCorp 61,295 834
First Community Corp. 41,625 825
First Financial Bankshares, Inc. 11,281 451
First Financial Corp. 1,427 61
First Foundation, Inc. 148,323 3,296
First Internet Bancorp 12,286 473
First Interstate BancSystem, Inc. Class A (Ñ) 83,869 2,727
First Merchants Corp. 54,451 2,134
First Mid-Illinois Bancshares, Inc. 25,363 914
Five Star Bancorp 71,687 1,789
Flagstar Bancorp, Inc. 13,334 471
Flushing Financial Corp. 20,359 438
FNB Corp. 37,776 435
Forestar Group, Inc. (Æ) 49,037 800
Forrester Research, Inc. (Æ) 500 28
Franchise Group, Inc. (Æ) 31,663 1,181
Franklin Street Properties Corp. (ö) 6,546 34
FRP Holdings, Inc. (Æ) 5,254 297
Gaming and Leisure Properties, Inc. (ö)(Û) 66,250 2,940
Genworth Financial, Inc. Class A (Æ) 206,695 767
GEO Group, Inc. (The) (Æ)(Ð)(ö) 81,774 534
German American Bancorp, Inc. 18,639 654
Getty Realty Corp. (ö) 39,147 1,053
Glacier Bancorp, Inc. 20,045 917
Greenhill & Co., Inc. 4,028 49
Greenlight Capital Re, Ltd. Class A (Æ)(Ð) 1,497 10
Guaranty Bancshares, Inc. 18,540 638
Hancock Holding Co. 44,607 2,086
Hanmi Financial Corp. 7,058 163
Hanover Insurance Group, Inc. (The) 10,816 1,588
HarborOne Bancorp, Inc. 75,501 1,011
HCI Group, Inc. 1,249 80
Healthcare Realty Trust, Inc. (ö) 33,351 903
Heritage Commerce Corp. 65,932 740
Heritage Insurance Holdings, Inc. 1,376 6
Highwoods Properties, Inc. (ö) 15,583 636
Hilltop Holdings, Inc. 14,149 361
Home Bancorp, Inc. 13,270 508
Home BancShares, Inc. 211,814 4,580
HomeStreet, Inc. 71,454 2,900
HomeTrust Bancshares, Inc. 3,196 86
Horace Mann Educators Corp. 55,105 2,196
Houlihan Lokey, Inc. Class A (Ð) 18,441 1,536
Howard Hughes Corp. (The) (Æ) 4,996 501
Hudson Pacific Properties, Inc. (ö) 79,235 1,845
Independent Bank Corp. 42,267 835
International Bancshares Corp. 10,964 436

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Investar Holding Corp. 58,809 1,159
Jackson Financial, Inc. Class A 74,201 3,139
James River Group Holdings, Ltd. 50,652 1,201
JBG Smith Properties (ö) 22,848 602
Kearny Financial Corp. 93,072 1,104
Kemper Corp. (Ð) 16,133 745
Kennedy-Wilson Holdings, Inc. 9,590 216
Kite Realty Group Trust (ö) 18,765 418
Ladder Capital Corp. Class A (ö) 70,458 803
Lazard, Ltd. Class A (Ð) 23,091 757
Lincoln National Corp. (Û) 917 55
Live Oak Bancshares, Inc. 10,106 428
LTC Properties, Inc. (ö) 32,404 1,069
Macerich Co. (The) (ö) 31,374 394
Mack-Cali Realty Corp. (Æ)(ö) 17,925 287
Marcus & Millichap, Inc. 14,427 646
Merchants Bancorp 6,667 157
Metropolitan Bank Holding Corp. (Æ) 35,885 3,196
MFA Financial, Inc. (ö) 32,132 458
Moelis & Co. Class A 7,508 332
Mr. Cooper Group, Inc. (Æ) 12,000 540
National Bank Holdings Corp. Class A 89,087 3,253
National Health Investors, Inc. (ö) 8,312 428
National Retail Properties, Inc. (ö) 60,650 2,659
National Storage Affiliates Trust (ö) 9,171 519
Navient Corp. 39,942 635
NETSTREIT Corp. (ö) 17,337 375
NexPoint Residential Trust, Inc. (ö) 2,958 264
Nicolet Bankshares, Inc. (Æ) 1,567 128
NMI Holdings, Inc. Class A (Æ) 91,514 1,682
Northeast Bank 39,947 1,495
Northrim BanCorp, Inc. 370 15
OceanFirst Financial Corp. 50,931 954
ODP Corp. (The) (Æ) 12,647 544
Office Properties Income Trust (ö) 14,159 306
OFG Bancorp 11,700 311
Old National Bancorp 133,462 2,023
Old Second Bancorp, Inc. 145,446 2,003
Oportun Financial Corp. (Æ) 32,916 381
Origin Bancorp, Inc. 539 20
Outfront Media Capital LLC / Outfront Media
Capital Corp. (ö) 25,847 662
Pacific Premier Bancorp, Inc. 17,449 547
Paramount Group, Inc. (ö) 86,106 819
PCB Bancorp (Æ) 129,419 2,763
PCSB Financial Corp. 105,627 1,935
Peapack Gladstone Financial Corp. 5,258 163
Pebblebrook Hotel Trust (ö) 41,192 1,006
PennyMac Financial Services, Inc. (Ð) 19,334 939
Peoples Bancorp, Inc. 33,518 919
Physicians Realty Trust (ö) 60,540 1,038
Piedmont Office Realty Trust, Inc. Class A (ö) 40,592 654
Piper Jaffray Cos. 3,948 454
Plymouth Industrial REIT, Inc. (ö) 81,185 1,958
Popular, Inc. 48,481 3,781
Potlatch Corp. (ö) 33,817 1,873
PRA Group, Inc. (Æ) 11,107 467
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Premier Financial Corp. 98,519 2,615
ProAssurance Corp. (Ð) 11,607 285
PROG Holdings, Inc. (Æ) 12,461 330
PS Business Parks, Inc. (ö) 3,989 747
Pzena Investment Management, Inc. Class A 112,150 705
QCR Holdings, Inc. 16,848 914
Radian Group, Inc. 28,962 619
RE/MAX Holdings, Inc. Class A 36,879 865
Realogy Holdings Corp. (Æ) 72,505 794
Redfin Corp. (Æ)(Ñ) 57,673 643
Regional Management Corp. 1,782 77
Reinsurance Group of America, Inc. Class A 35,159 3,773
RenaissanceRe Holdings, Ltd. 9,750 1,399
Renasant Corp. 14,546 433
Repay Holdings Corp. (Æ) 291,109 3,895
Riverview Bancorp, Inc. 63,117 444
RLJ Lodging Trust (ö) 97,247 1,363
RMR Group, Inc. (The) Class A 42,457 1,158
Ryman Hospitality Properties, Inc. (Æ)(ö) 17,885 1,672
Sabra Health Care REIT, Inc. (ö) 28,789 336
Safehold, Inc. (Æ) 6,329 272
Sculptor Capital Management, Inc. 57,214 598
Selective Insurance Group, Inc. 7,805 643
ServisFirst Bancshares, Inc. 5,334 428
Sierra Bancorp 1,895 41
Silvergate Capital Corp. Class A (Æ) 4,166 487
Simmons First National Corp. Class A 16,437 392
SiriusPoint, Ltd. (Æ) 5,603 35
SL Green Realty Corp. (ö) 2,164 150
SLM Corp. (Ð) 73,836 1,235
SmartFinancial, Inc. 13,049 320
Southern Missouri Bancorp, Inc. 12,609 532
SP Plus Corp. (Æ) 53,965 1,538
Spirit Realty Capital, Inc. (ö) 18,186 790
St. Joe Co. (The) 8,077 430
STAG Industrial, Inc. (ö) 37,428 1,397
Stewart Information Services Corp. 24,684 1,274
StoneX Group, Inc. (Æ) 24,225 1,642
Summit Hotel Properties, Inc. (Æ)(ö) 112,063 1,106
Sunstone Hotel Investors, Inc. (Æ)(ö) 73,361 899
Tanger Factory Outlet Centers, Inc. (Ñ)(ö) 23,034 372
Terreno Realty Corp. (ö) 6,742 490
Territorial Bancorp, Inc. 88,534 2,011
Texas Capital Bancshares, Inc. (Æ)(Ð) 13,118 674
Tiptree Financial, Inc. Class A 124,183 1,444
TPG RE Finance Trust, Inc. (ö) 44,112 465
TriCo Bancshares 32,759 1,230
Triumph Bancorp, Inc. (Æ) 36,759 2,553
UMB Financial Corp. 7,289 657
UMH Properties, Inc. (ö) 142,579 3,353
United Bankshares, Inc. 22,845 760
United Community Banks, Inc. 74,767 2,253
United Fire Group, Inc. 4,252 125
United Insurance Holdings Corp. 9,662 22
Universal Insurance Holdings, Inc. 50,438 633
Univest Corp. of Pennsylvania 17,841 450
Unum Group 63,861 1,949

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valley National Bancorp 198,767 2,381
Velocity Financial, Inc. (Æ) 62,051 664
Virtus Investment Partners, Inc. 1,727 306
Walker & Dunlop, Inc. 4,130 495
Washington Trust Bancorp, Inc. 38,118 1,789
Waterstone Financial, Inc. 2,598 42
Webster Financial Corp. 71,227 3,561
Westamerica BanCorp 34,374 2,025
Westwood Holdings Group, Inc. 55,448 894
WSFS Financial Corp. 25,269 1,013
Xenia Hotels & Resorts, Inc. (Æ)(ö) 47,095 909
266,298
Health Care - 15.7%
Acadia Pharmaceuticals, Inc. (Æ) 63,598 1,172
Accuray, Inc. (Æ) 32,199 86
Aerie Pharmaceuticals, Inc. (Æ) 22,637 161
Agios Pharmaceuticals, Inc. (Æ)(Ð) 19,813 435
Akebia Therapeutics, Inc. (Æ) 107,026 44
Alkermes PLC (Æ) 55,645 1,605
Allogene Therapeutics, Inc. (Æ) 15,801 132
Allscripts Healthcare Solutions, Inc. (Æ) 74,132 1,532
Alpha Teknova, Inc. (Æ) 118,642 1,332
ALX Oncology Holdings, Inc. (Æ) 21,143 270
Amedisys, Inc. (Æ) 12,079 1,542
AMN Healthcare Services, Inc. (Æ) 7,487 732
Amneal Pharmaceuticals, Inc. (Æ) 299,055 1,154
Amphastar Pharmaceuticals, Inc. (Æ) 51,005 1,809
ANI Pharmaceuticals, Inc. (Æ) 56,488 1,667
Anika Therapeutics, Inc. (Æ) 65,796 1,417
Antares Pharma, Inc. (Æ) 551,086 3,067
Apellis Pharmaceuticals, Inc. (Æ) 20,572 895
Argenx SE
-
ADR (Æ) 21,470 6,169
Arrowhead Pharmaceuticals, Inc. (Æ) 97,537 4,010
Arvinas, Inc. (Æ) 26,572 1,461
Ascendis Pharma A/S
-
ADR (Æ) 13,188 1,204
Athenex, Inc. (Æ)(Ð) 2,242 1
Avanos Medical, Inc. (Æ) 1,179 34
Avid Bioservices, Inc. (Æ) 458,036 6,165
Axogen, Inc. (Æ) 15,130 110
Beam Therapeutics, Inc. (Æ) 44,480 1,669
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 41,124 3,667
BioLife Solutions, Inc. (Æ) 292,497 3,706
Bluebird Bio, Inc. (Æ)(Ð) 32,171 117
Blueprint Medicines Corp. (Æ) 17,358 1,013
BridgeBio Pharma, Inc. (Æ) 59,384 476
Cara Therapeutics, Inc. (Æ) 12,897 112
Cardiovascular Systems, Inc. (Æ) 13,319 249
CareDx, Inc. (Æ) 11,219 342
Catalyst Pharmaceuticals, Inc. (Æ) 27,597 210
Coherus Biosciences, Inc. (Æ) 16,952 153
Collegium Pharmaceutical, Inc. (Æ) 61,993 998
Computer Programs & Systems, Inc. (Æ) 20,760 663
CONMED Corp. 34,098 4,534
Consensus Cloud Solutions, Inc. Class W (Æ) 21,264 1,121
Cross Country Healthcare, Inc. (Æ) 10,721 201
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Curis, Inc. (Æ) 100,468 92
Cytokinetics, Inc. (Æ) 89,015 3,549
CytomX Therapeutics, Inc. (Æ) 34,233 59
Deciphera Pharmaceuticals, Inc. (Æ) 5,750 58
Denali Therapeutics, Inc. (Æ) 25,268 601
Eagle Pharmaceuticals, Inc. (Æ) 3,489 154
Emergent BioSolutions, Inc. (Æ) 40,756 1,319
Enanta Pharmaceuticals, Inc. (Æ)(Ð) 6,246 402
Encompass Health Corp. (Æ) 61,348 4,223
Endo International PLC (Æ) 88,977 178
Ensign Group, Inc. (The) 9,902 795
Exelixis, Inc. (Æ)(Û) 74,516 1,665
FibroGen, Inc. (Æ)(Ð) 45,966 427
F-Star Therapeutics, Inc. (Æ) 126,426 363
Gossamer Bio, Inc. (Æ) 7,118 49
Haemonetics Corp. (Æ) 9,460 479
Halozyme Therapeutics, Inc. (Æ) 52,977 2,114
Harrow Health, Inc. (Æ)(Ñ) 187,949 1,272
HealthEquity, Inc. (Æ) 17,690 1,102
Heska Corp. (Æ) 35,108 3,856
Homology Medicines, Inc. (Æ)(Ð) 17,298 29
Inari Medical, Inc. (Æ) 15,202 1,227
InfuSystem Holdings, Inc. (Æ) 245,550 1,947
Inhibrx, Inc. (Æ) 86,138 1,365
Innoviva, Inc. (Æ) 16,029 273
Inogen, Inc. (Æ) 6,320 160
Inspire Medical Systems, Inc. (Æ) 4,811 990
Intellia Therapeutics, Inc. (Æ) 47,587 2,333
Intercept Pharmaceuticals, Inc. (Æ)(Ð) 17,946 282
Ionis Pharmaceuticals, Inc. (Æ)(Ð) 43,234 1,589
iRadimed Corp. 92,082 3,030
iRhythm Technologies, Inc. (Æ) 10,720 1,323
Jazz Pharmaceuticals PLC (Æ)(Û) 11,844 1,898
Karuna Therapeutics, Inc. (Æ) 3,300 368
Karyopharm Therapeutics, Inc. (Æ) 21,738 133
Kezar Life Sciences, Inc. (Æ) 57,644 685
Kodiak Sciences, Inc. (Æ) 7,106 43
Kura Oncology, Inc. (Æ) 47,817 686
Lantheus Holdings, Inc. (Æ) 29,462 1,957
LeMaitre Vascular, Inc. 154,326 6,669
LHC Group, Inc. (Æ) 20,685 3,431
LivaNova PLC (Æ)(Û) 14,751 1,131
MEDNAX, Inc. (Æ) 66,970 1,240
Medpace Holdings, Inc. (Æ) 48,717 6,508
MeiraGTx Holdings PLC (Æ) 28,388 292
Mirati Therapeutics, Inc. (Æ) 18,502 1,143
Mirum Pharmaceuticals, Inc. (Æ) 1,224 29
Molecular Templates, Inc. (Æ)(Ð) 140,843 239
Molina Healthcare, Inc. (Æ)(Û) 6,903 2,164
Natus Medical, Inc. (Æ) 36,276 1,207
Nektar Therapeutics (Æ) 5,486 23
Neogen Corp. (Æ) 135,124 3,567
NeoGenomics, Inc. (Æ) 117,069 1,106
Neurocrine Biosciences, Inc. (Æ) 18,161 1,635
Nevro Corp. (Æ)(Ð) 9,070 560
NextGen Healthcare, Inc. (Æ) 16,091 303
NGM Biopharmaceuticals, Inc. (Æ) 7,290 91

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
62 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omnicell, Inc. (Æ) 44,204 4,826
OraSure Technologies, Inc. (Æ) 16,427 101
Organon & Co. (Û) 40,991 1,325
Orthofix Medical, Inc. (Æ) 8,238 255
Ovid Therapeutics, Inc. (Æ) 119,346 328
Owens & Minor, Inc. 25,362 900
Pacira BioSciences, Inc. (Æ) 16,983 1,266
Pennpant Group, Inc. (The) (Æ) 21,778 357
Perrigo Co. PLC (Û) 63,180 2,167
Personalis, Inc. (Æ) 6,628 37
Phibro Animal Health Corp. Class A 84,886 1,527
Pliant Therapeutics, Inc. (Æ) 14,564 85
Poseida Therapeutics, Inc. (Æ) 1,590 5
Prestige Brands Holdings, Inc. (Æ) 11,584 633
Progenics Pharmaceuticals, Inc. (Æ)(Š) 15,095 —
Prometheus Biosciences, Inc. (Æ)(Ñ) 10,286 271
Protagonist Therapeutics, Inc. (Æ) 90,512 823
Protech Home Medical Corp. (Æ) 153,404 701
PTC Therapeutics, Inc. (Æ)(Ð) 106,710 3,770
Radius Health, Inc. (Æ) 25,150 172
RadNet, Inc. (Æ) 34,661 676
Recursion Pharmaceuticals, Inc. Class A (Æ)
(Ñ) 15,745 98
REGENXBIO, Inc. (Æ) 6,802 189
Repligen Corp. (Æ) 32,233 5,068
Revance Therapeutics, Inc. (Æ)(Ð) 18,002 295
RxSight, Inc. (Æ)(Ñ) 22,691 278
Sage Therapeutics, Inc. (Æ) 14,142 446
Sarepta Therapeutics, Inc. (Æ)(Ð) 16,176 1,170
Schrodinger, Inc. (Æ) 74,797 1,849
Select Medical Holdings Corp. 54,268 1,227
Selecta Biosciences, Inc. (Æ)(Ð) 30,393 23
Seres Therapeutics, Inc. (Æ)(Ð) 23,360 110
ShockWave Medical, Inc. (Æ) 11,160 1,686
SIGA Technologies, Inc. (Æ) 110,868 762
Societal CDMO, Inc. (Æ) 381,602 519
SpringWorks Therapeutics, Inc. (Æ) 25,588 1,098
STAAR Surgical Co. (Æ) 6,140 351
Surmodics, Inc. (Æ) 1,701 66
Sutro Biopharma, Inc. (Æ) 11,749 71
Tabula Rasa HealthCare, Inc. (Æ) 3,996 13
Talkspace, Inc. (Æ)(Ñ) 131,695 176
Tenet Healthcare Corp. (Æ)(Û) 22,398 1,624
Theravance Biopharma, Inc. (Æ) 23,069 223
TransMedics Group, Inc. (Æ) 19,704 413
Travere Therapeutics, Inc. (Æ) 19,375 487
Tricida, Inc. (Æ) 6,732 62
Twist Bioscience Corp. (Æ) 21,542 621
United Therapeutics Corp. (Æ)(Û) 9,563 1,698
Utah Medical Products, Inc. 42,693 3,611
Vanda Pharmaceuticals, Inc. (Æ) 10,237 102
Varex Imaging Corp. (Æ)(Ð) 12,470 248
Vericel Corp. (Æ) 29,199 832
Viatris, Inc. Class W (Û) 17,323 179
Vincerx Pharma, Inc. (Æ) 28,219 73
Vir Biotechnology, Inc. (Æ) 13,055 266
Vivos Therapeutics, Inc. (Æ)(Ñ) 182,085 315
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WaVe Life Sciences, Ltd. (Æ) 4,568 9
Xencor, Inc. (Æ) 62,557 1,562
Xenon Pharmaceuticals, Inc. (Æ) 38,228 1,081
Zentalis Pharmaceuticals, Inc. (Æ) 29,685 787
Zinvie, Inc. (Æ) 35,851 807
Zymeworks, Inc. (Æ) 54,159 331
182,901
Materials and Processing - 7.4%
AdvanSix, Inc. 7,182 320
Allegheny Technologies, Inc. (Æ) 21,293 579
American Vanguard Corp. 111,474 2,385
Apogee Enterprises, Inc. 9,164 403
Ashland Global Holdings, Inc. (Ð) 13,886 1,458
Aspen Aerogels, Inc. (Æ) 14,329 310
Atkore International Group, Inc. (Æ) 3,635 349
AZEK Co., Inc. (The) (Æ) 117,856 2,503
Beacon Roofing Supply, Inc. (Æ) 5,285 315
Belden, Inc. 9,029 466
BlueLinx Holdings, Inc. (Æ) 1,647 110
Boise Cascade Co. 13,013 984
BrightView Holdings, Inc. (Æ) 67,948 861
Cabot Corp. 15,160 998
Caesarstone, Ltd. 42,469 417
Capstone Mining Corp. (Æ) 137,405 626
Carpenter Technology Corp. 52,662 2,011
Chemours Co. (The) 35,881 1,187
Clearwater Paper Corp. (Æ) 4,568 151
Coeur Mining, Inc. (Æ) 245,781 892
Commercial Metals Co. 16,193 664
Constellium SE (Æ) 33,059 552
Cornerstone Building Brands, Inc. (Æ) 102,667 2,504
Critical Elements Lithium Corp. (Æ) 483,648 561
Culp, Inc. 20,250 131
Ecovyst, Inc. (Æ) 13,278 134
European Metals Holdings, Ltd. (Æ) 481,932 397
Glatfelter Corp. 5,966 66
Hecla Mining Co. 138,064 719
Horizonte Minerals PLC (Æ)(Ñ) 4,635,861 452
Huntsman Corp. (Ð) 45,659 1,546
Ingevity Corp. (Æ) 35,938 2,153
Insteel Industries, Inc. 100,735 4,274
Interface, Inc. Class A 43,972 558
JELD-WEN Holding, Inc. (Æ) 23,729 493
Kaiser Aluminum Corp. 10,475 1,011
Koppers Holdings, Inc. 21,832 530
Livent Corp. (Æ) 26,101 558
Louisiana-Pacific Corp. 21,939 1,416
Masonite International Corp. (Æ) 891 69
Matthews International Corp. Class A 31,411 937
Mercer International, Inc. 5,105 82
Mosaic Co. (The) 32,438 2,025
MRC Global, Inc. (Æ) 22,613 271
Neenah Paper, Inc. 54,314 1,922
NN, Inc. (Æ)(Ð) 3,845 12
Northwest Pipe Co. (Æ) 32,731 874
O-I Glass, Inc. Class I (Æ) 140,146 1,890

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil-Dri Corp. of America 11,714 292
Olin Corp. 31,070 1,783
Omega Flex, Inc. 14,014 1,556
Orion Engineered Carbons SA 11,913 180
Pactiv Evergreen, Inc. 1,955 19
Patrick Industries, Inc. 10,219 636
Perimeter Solutions SA (Æ) 25,809 262
Piedmont Lithium, Inc. (Æ) 11,519 753
Quaker Chemical Corp. 17,619 2,867
Rayonier Advanced Materials, Inc. (Æ) 16,772 86
RBC Bearings, Inc. (Æ) 8,009 1,348
Royal Gold, Inc. 5,620 733
Schnitzer Steel Industries, Inc. Class A 9,102 415
Schweitzer-Mauduit International, Inc. 112,787 2,837
Silgan Holdings, Inc. 38,834 1,723
Simpson Manufacturing Co., Inc. 5,291 549
SiteOne Landscape Supply, Inc. (Æ) 18,414 2,597
Sonoco Products Co. 33,906 2,099
Stelco Holdings, Inc. 18,171 663
Stepan Co. 3,751 383
Summit Materials, Inc. Class A (Æ) 10,510 292
Sylvamo Corp. 50,367 2,249
TimkenSteel Corp. (Æ) 27,088 560
Trinseo PLC 15,998 759
Tronox Holdings PLC Class A 230,360 3,962
UFP Technologies, Inc. (Æ) 43,089 2,959
Unifi, Inc. (Æ)(Ð) 24,304 356
Univar Solutions, Inc.
-
ADR (Æ) 101,658 2,960
Universal Stainless & Alloy Products, Inc. (Æ) 74,235 646
Valvoline, Inc. 82,150 2,483
Venator Materials PLC (Æ) 287,452 535
Veritiv Corp. (Æ) 13,410 1,884
VSE Corp. 11,781 510
Westlake Chemical Corp. (Û) 1,570 199
Westrock Co. (Û) 4,788 237
86,498
Producer Durables - 16.1%
ABM Industries, Inc. 22,554 1,089
Acacia Research Corp. (Æ) 3,387 16
ACCO Brands Corp. 28,690 210
Aerojet Rocketdyne Holdings, Inc. (Æ) 14,644 585
AGCO Corp. (Ð)(Û) 13,608 1,734
Allegiant Travel Co. Class A (Æ) 2,193 340
Allied Motion Technologies, Inc. 99,301 2,417
Allison Transmission Holdings, Inc. Class A 37,271 1,395
Alta Equipment Group, Inc. (Æ) 106,881 1,202
Altra Industrial Motion Corp. 48,263 1,882
Applied Industrial Technologies, Inc. 7,558 791
ArcBest Corp. 20,697 1,493
Arcosa, Inc. 18,710 1,002
Ardmore Shipping Corp. (Æ) 360,642 2,247
Argan, Inc. 66,031 2,428
ASGN, Inc. (Æ) 10,585 1,201
Astec Industries, Inc. 15,055 589
Astronics Corp. (Æ) 7,575 73
Atlas Air Worldwide Holdings, Inc. (Æ) 5,481 378
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Barnes Group, Inc. 22,129 743
Barrett Business Services, Inc. 24,807 1,786
Bloom Energy Corp. Class A (Æ) 40,990 761
Bowman Consulting Group, Ltd. (Æ) 26,764 447
Brady Corp. Class A 8,669 388
Cactus, Inc. Class A 20,332 1,015
Chart Industries, Inc. (Æ) 21,497 3,629
Cimpress PLC (Æ) 4,156 210
Commercial Vehicle Group, Inc. (Æ) 1,804 13
Concrete Pumping Holdings, Inc. (Æ) 83,929 468
CoreCivic, Inc. (Æ) 35,469 441
Covenant Logistics Group, Inc. Class A 48,629 999
CRA International, Inc. 20,986 1,728
Daseke, Inc. (Æ) 8,721 73
Deluxe Corp. 125,061 3,387
DHT Holdings, Inc. 250,281 1,407
Donaldson Co., Inc. 23,954 1,175
Dorian LPG, Ltd. 9,804 144
DXP Enterprises, Inc. (Æ) 536 13
Dycom Industries, Inc. (Æ) 6,902 586
Element Solutions, Inc. (Æ)(Ð) 236,108 4,869
EMCOR Group, Inc. 17,280 1,840
Encore Wire Corp. 7,582 855
EnerSys 24,431 1,599
Ennis, Inc. 15,653 270
Entravision Communications Corp. Class A 7,447 39
Esab Corp. 17,185 808
Euronav NV (Ñ) 190,195 2,250
Evo Payments, Inc. Class A (Æ) 246,898 5,564
Ferroglobe Representation and Warranty
Insurance Trust (Æ)(Š) 98,500 —
Flowserve Corp. 108,537 3,550
Fluor Corp. (Æ)(Ð) 38,367 950
Franklin Electric Co., Inc. 7,665 536
Frontdoor, Inc. (Æ) 45,666 1,411
Genasys, Inc. (Æ) 352,966 1,108
Granite Construction, Inc. (Ð) 14,051 417
Green Dot Corp. Class A (Æ) 13,609 360
Greenbrier Cos., Inc. 79,570 3,398
Hackett Group, Inc. (The) 2,733 64
Healthcare Services Group, Inc. (Ð) 235,206 4,021
Heidrick & Struggles International, Inc. 5,194 166
Hertz Global Holdings, Inc. Class W (Æ) 3,601 460
Hillman Solutions Corp. (Æ) 29,352 341
HNI Corp. 10,329 368
Hub Group, Inc. Class A (Æ) 10,225 687
Huntington Ingalls Industries, Inc. (Û) 1,250 266
Hyster-Yale Materials Handling, Inc. 10,972 337
I3 Verticals, Inc. Class A (Æ) 222,582 6,111
ICF International, Inc. 11,646 1,151
Information Services Group, Inc. 2,997 19
Infrastructure and Energy Alternatives,
Inc. (Æ) 135,253 1,265
Insperity, Inc. 7,159 759
International Money Express, Inc. (Æ) 63,035 1,253
Itron, Inc. (Æ) 12,587 601
JetBlue Airways Corp. (Æ) 50,751 559

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kaman Corp. Class A 71,585 2,793
KBR, Inc. 36,397 1,792
Kennametal, Inc. 58,762 1,512
Kimball International, Inc. Class B 266,878 2,049
Kirby Corp. (Æ) 27,062 1,764
Knight-Swift Transportation Holdings,
Inc. (Æ) 25,351 1,214
Korn & Ferry International 15,309 941
Kratos Defense & Security Solutions, Inc. (Æ) 124,818 1,893
Landstar System, Inc. 10,174 1,576
Latham Group, Inc. (Æ) 64,144 770
Manitowoc Co., Inc. (The) (Æ)(Ð) 98,118 1,299
ManpowerGroup, Inc. 15,305 1,381
Marten Transport, Ltd. 30,369 528
Matson, Inc. 9,221 793
MAXIMUS, Inc. 8,037 586
Mesa Air Group, Inc. (Æ) 128,959 438
Mesa Laboratories, Inc. 38,963 8,325
Methode Electronics, Inc. 70,497 3,145
MillerKnoll, Inc. 99,829 3,168
Mirion Technologies, Inc. (Æ) 37,955 299
Mistras Group, Inc. (Æ) 33,423 190
Mitek Systems, Inc. (Æ) 224,661 2,509
Modine Manufacturing Co. (Æ) 12,422 98
Murphy USA, Inc. (Û) 6,482 1,514
MYR Group, Inc. (Æ)(Ð) 4,751 376
Neo Performance Materials, Inc. 45,297 455
Nikola Corp. (Æ)(Ñ) 122,682 881
Orion Group Holdings, Inc. (Æ) 219,138 583
Oshkosh Corp. 2,900 268
PAM Transportation Services, Inc. (Æ) 800 24
Park-Ohio Holdings Corp. 1,217 12
Pitney Bowes, Inc. 165,004 870
Powell Industries, Inc. 2,904 56
Primoris Services Corp. 67,206 1,558
Radiant Logistics, Inc. (Æ) 198,922 1,148
Ranpak Holdings Corp. (Æ) 199,682 3,011
Resources Connection, Inc. 77,412 1,331
Rush Enterprises, Inc. Class A 10,733 546
Ryder System, Inc. (Ð) 15,392 1,076
Saia, Inc. (Æ) 25,791 5,313
Schneider National, Inc. Class B 17,487 413
Scorpio Tankers, Inc. 49,266 1,218
SFL Corp., Ltd. (Æ) 25,952 257
SkyWest, Inc. (Æ) 10,915 318
Sleep Number Corp. (Æ) 4,909 199
Smith & Wesson Brands, Inc. (Æ) 82,118 1,127
Southwest Gas Holdings, Inc. 3,605 318
Spirit AeroSystems, Inc. Class A 26,739 1,124
SPX Corp. (Æ) 23,738 995
Steelcase, Inc. Class A 30,560 358
Sun Country Airlines Holdings, Inc. (Æ) 42,218 1,161
Teekay Tankers, Ltd. Class A (Æ) 74,524 1,193
Tennant Co. 34,502 2,228
Terex Corp. 17,273 587
Tetra Tech, Inc. 5,862 816
Textron, Inc. (Û) 12,071 836
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermon Group Holdings, Inc. (Æ) 28,531 428
Titan International, Inc. (Æ)(Ð) 16,987 235
Titan Machinery, Inc. (Æ) 5,452 129
TopBuild Corp. (Æ) 11,596 2,100
Travel + Leisure Co. (Æ) 28,144 1,561
TriNet Group, Inc. (Æ)(Ð) 13,956 1,238
Trinity Industries, Inc. 20,647 573
TrueBlue, Inc. (Æ) 37,906 970
Tutor Perini Corp. (Æ) 225,327 2,089
UFP Industries, Inc. (Æ) 11,404 882
Universal Truckload Services, Inc. 41,636 844
Vectrus, Inc. (Æ) 55,058 1,987
Wabash National Corp. 65,975 944
Werner Enterprises, Inc. 14,869 589
WESCO International, Inc. (Æ)(Ð) 22,436 2,765
WillScot Mobile Mini Holdings Corp. (Æ) 30,278 1,063
WNS Holdings, Ltd.
-
ADR (Æ) 108,696 8,520
Xerox Holdings Corp. 51,402 894
ZipRecruiter, Inc. Class A (Æ)(Û) 1,000 23
Zurn Water Solutions Corp. 20,298 634
188,438
Technology - 11.8%
8x8, Inc. (Æ) 27,842 255
A10 Networks, Inc. 18,333 262
Absolute Software Corp. 130,445 1,004
ADT, Inc. 251,143 1,720
ADTRAN, Inc. 29,016 505
Agilysys, Inc. (Æ) 27,829 1,025
Alarm.com Holdings, Inc. (Æ) 6,543 400
Alight, Inc. Class A (Æ) 146,219 1,256
Allot Communications, Ltd. (Æ) 74,507 424
Ambarella, Inc. (Æ) 10,835 889
American Software, Inc. Class A 287,304 4,913
Amkor Technology, Inc. 17,802 335
Appfolio, Inc. Class A (Æ) 19,532 2,029
Arlo Technologies, Inc. (Æ)(Ð) 47,355 367
Arrow Electronics, Inc. (Æ)(Û) 14,807 1,745
Asana, Inc. Class A (Æ) 8,452 227
Asure Software, Inc. (Æ) 64,049 388
Augmedix, Inc. (Æ)(Ñ) 151,340 436
Avaya Holdings Corp. (Æ) 40,079 371
Aviat Networks, Inc. (Æ) 1,604 48
Avid Technology, Inc. (Æ) 14,824 470
Avnet, Inc. 22,849 998
Axcelis Technologies, Inc. (Æ) 8,522 464
Bandwidth, Inc. Class A (Æ) 3,287 73
Benchmark Electronics, Inc. 19,936 474
Benefitfocus, Inc. (Æ) 5,733 61
Blackline, Inc. (Æ) 6,172 414
Box, Inc. Class A (Æ) 27,548 844
Brightcove, Inc. (Æ) 4,541 32
Cadre Holdings, Inc. 56,399 1,431
CalAmp Corp. (Æ) 15,393 84
Calix, Inc. (Æ) 8,807 351
Cargurus, Inc. (Æ) 19,704 644
Casa Systems, Inc. (Æ) 16,188 79

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChannelAdvisor Corp. (Æ) 34,293 497
Ciena Corp. (Æ)(Û) 4,733 261
Cirrus Logic, Inc. (Æ)(Û) 16,769 1,271
CIT Group, Inc. Class A (Æ)(Ñ) 115,624 1,470
Cohu, Inc. (Æ) 25,592 680
CommScope Holding Co., Inc. (Æ) 84,822 511
CommVault Systems, Inc. (Æ) 9,313 568
comScore, Inc. (Æ)(Ð) 267,089 540
Comtech Telecommunications Corp. (Ð) 5,539 75
Concentrix Corp. 7,996 1,259
Conduent, Inc. (Æ) 43,554 245
CSG Systems International, Inc. 9,572 588
Daily Journal Corp. (Æ) 2,934 754
Diebold Nixdorf, Inc. (Æ) 8,530 35
Domo, Inc. Class B (Æ) 4,038 167
Donnelley Financial Solutions, Inc. (Æ) 19,981 585
DoubleVerify Holdings, Inc. (Æ) 96,863 2,107
Dropbox, Inc. Class A (Æ)(Û) 73,786 1,605
Duck Creek Technologies, Inc. (Æ) 17,629 281
DXC Technology Co. (Æ)(Û) 8,333 239
eGain Corp. (Æ) 59,587 617
EMCORE Corp. (Æ) 189,457 653
Endava PLC
-
ADR (Æ) 34,621 3,483
Enovis Corp. Class W (Æ) 11,294 733
EverQuote, Inc. Class A (Æ) 30,862 428
Extreme Networks, Inc. (Æ) 38,080 366
Frontier Communications Corp. (Æ) 12,474 329
GoDaddy, Inc. Class A (Æ)(Û) 7,143 577
Immersion Corp. (Æ) 50,539 236
Infinera Corp. (Æ) 79,866 614
Inspired Entertainment, Inc. (Æ) 70,996 660
iRobot Corp. (Æ) 7,220 366
Jabil Circuit, Inc. (Û) 28,127 1,624
Kaltura, Inc. (Æ)(Ñ) 131,104 203
Kimball Electronics, Inc. (Æ) 1,640 29
Kulicke & Soffa Industries, Inc. 84,951 3,943
KVH Industries, Inc. (Æ) 48,581 387
Lantronix, Inc. (Æ) 163,438 860
Lattice Semiconductor Corp. (Æ) 16,134 775
Liberty Latin America, Ltd. Class C (Æ) 57,632 533
Limelight Networks, Inc. (Æ) 29,706 106
LiveRamp Holdings, Inc. (Æ) 16,711 523
Loyalty Ventures, Inc. (Æ) 41,420 530
Maxar Technologies, Inc. 79,781 2,570
MaxLinear, Inc. Class A (Æ) 12,993 622
Mercury Systems, Inc. (Æ) 51,358 2,865
Mimecast, Ltd. (Æ) 54,056 4,307
Model N, Inc. (Æ) 129,569 3,348
N-Able, Inc. (Æ) 124,123 1,241
NAPCO Security Technologies, Inc. (Æ) 231,737 4,055
NETGEAR, Inc. (Æ) 26,290 570
NetScout Systems, Inc. (Æ)(Ð) 3,759 116
nLight, Inc. (Æ) 206,029 2,709
Nutanix, Inc. Class A (Æ) 43,823 1,097
ON24, Inc. (Æ) 167,042 2,116
One Stop Systems, Inc. (Æ) 95,016 447
OneSpan, Inc. (Æ) 10,736 152
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ooma, Inc. (Æ) 80,380 1,032
Ouster, Inc. (Æ)(Ñ) 65,764 218
Outbrain, Inc. (Æ)(Û) 19,769 178
Parsons Corp. (Æ) 5,273 195
PCTEL, Inc. 133,758 570
PDF Solutions, Inc. (Æ) 182,028 4,232
Pegasystems, Inc. 64,765 4,960
Ping Identity Holding Corp. (Æ) 20,941 547
PlayAGS, Inc. (Æ) 11,884 78
Power Integrations, Inc. 10,889 871
Qualys, Inc. (Æ) 49,595 6,759
Quantum Corp. (Æ)(Ñ) 210,756 395
Radcom, Ltd. (Æ) 72,195 829
Rambus, Inc. (Æ) 85,374 2,127
Ribbon Communications, Inc. (Æ) 37,779 130
Rimini Street, Inc. (Æ) 12,563 72
Rogers Corp. (Æ) 4,067 1,101
SailPoint Technologies Holding, Inc. (Æ) 13,283 848
ScanSource, Inc. (Æ) 4,799 164
SecureWorks Corp. Class A (Æ) 3,014 33
Semtech Corp. (Æ) 7,386 440
Silicon Laboratories, Inc. (Æ) 21,357 2,881
Simulations Plus, Inc. (Ñ) 188,997 8,820
SiTime Corp. (Æ) 2,792 471
SolarWinds Corp. 12,993 161
Sonos, Inc. (Æ) 44,487 1,016
Sprout Social, Inc. Class A (Æ) 6,616 405
SPS Commerce, Inc. (Æ) 5,790 693
Super Micro Computer, Inc. (Æ) 24,042 1,012
Synaptics, Inc. (Æ) 3,365 500
Synchronoss Technologies, Inc. (Æ) 9,577 12
TrueCar, Inc. (Æ) 62,889 225
Unisys Corp. (Æ) 56,911 808
Upland Software, Inc. (Æ) 9,998 149
Upwork, Inc. (Æ) 15,473 324
Varonis Systems, Inc. (Æ) 13,758 594
Veeco Instruments, Inc. (Æ)(Ð) 8,262 189
Verint Systems, Inc. (Æ) 15,476 844
Vishay Intertechnology, Inc. 61,615 1,148
Workiva, Inc. (Æ) 68,039 6,566
Xperi Holding Corp. 67,211 1,048
Yelp, Inc. Class A (Æ)(Û) 20,448 665
137,856
Utilities - 5.3%
ALLETE, Inc. 78,331 4,648
American States Water Co. 5,745 452
Anterix Inc. (Æ) 2,499 130
Artesian Resources Corp. Class A 16,585 771
Avista Corp. 27,716 1,124
Black Hills Corp. 14,370 1,052
Brigham Minerals, Inc. Class A 265,280 6,574
Chesapeake Energy Corp. 18,655 1,530
Civitas Resources, Inc. 7,189 421
CNX Resources Corp. (Æ) 59,153 1,216
Cogent Communications Holdings, Inc. (Ð) 16,402 960
Comstock Resources, Inc. (Æ) 17,028 290

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denbury, Inc. (Æ) 8,592 550
DT Midstream, Inc. 28,781 1,547
Earthstone Energy, Inc. Class A (Æ) 163,432 2,205
Evolution Petroleum Corp. 181,273 1,144
Gogo, Inc. (Æ)(Ñ) 65,371 1,203
Gulfport Energy Corp. (Æ) 1,618 152
IDACORP, Inc. 4,865 512
IDT Corp. Class B (Æ) 19,869 526
Iridium Communications, Inc. (Æ) 18,623 665
J2 Global, Inc. (Æ) 17,657 1,560
Lumen Technologies, Inc. (Û) 12,299 124
Mammoth Energy Services, Inc. (Æ) 95,796 209
MDU Resources Group, Inc. 205,382 5,291
MGE Energy, Inc. 8,565 667
New Jersey Resources Corp. 17,590 759
Northern Oil and Gas, Inc. 77,591 1,938
Northwest Natural Holding Co. 2,571 123
NRG Energy, Inc. 45,180 1,622
ONE Gas, Inc. 29,614 2,499
Ovintiv, Inc. 6,269 321
Pinnacle West Capital Corp. (Ð) 23,181 1,650
Plains GP Holdings, LP Class A (Æ) 23,660 264
PNM Resources, Inc. 13,509 630
Portland General Electric Co. (Ð) 38,074 1,802
RGC Resources, Inc. 130,766 2,720
South Jersey Industries, Inc. 63,746 2,178
Spire, Inc. 6,554 477
Spok Holdings, Inc. 197,956 1,362
Telephone & Data Systems, Inc. (Ð) 25,183 461
UGI Corp. 62,623 2,148
US Cellular Corp. (Æ)(Ð) 40,119 1,155
Vidler Water Resources, Inc. (Æ) 34,938 550
Vistra Corp. (Ð) 40,532 1,014
Vonage Holdings Corp. (Æ) 29,278 584
Whiting Petroleum Corp. 9,671 706
Yellow Corp. (Æ) 11,997 54
York Water Co. (The) 26,433 1,022
61,562
Total Common Stocks
(cost $1,112,495) 1,157,509
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 53,677,511 (∞) 53,661
Total Short-Term Investments
(cost $53,661) 53,661
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 11,585,964 (∞)
11,586
Total Other Securities
(cost $11,586) 11,586
Total Investments - 104.7%
(identified cost $1,177,742) 1,222,756
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.7)%
Akoustis Technologies, Inc. (Æ) (14,050) (62)
AMC Entertainment Holdings, Inc. Class
A (Æ) (42,894) (656)
AMMO, Inc. (Æ) (12,181) (49)
Astra Space, Inc. (Æ) (62,871) (201)
Bally's Corp. (Æ) (22,750) (679)
BARK, Inc. (Æ) (45,644) (141)
Byrna Technologies, Inc. (Æ) (7,995) (47)
Callaway Golf Co. (Æ) (36,014) (790)
Cardlytics, Inc. (Æ) (3,564) (122)
CarParts.com, Inc. (Æ) (28,095) (168)
Carvana Co. (Æ) (2,148) (124)
CuriosityStream, Inc. (Æ) (19,002) (39)
Dream Finders Homes, Inc. Class A (Æ) (9,759) (169)
Fox Factory Holding Corp. (Æ) (8,886) (728)
fuboTV, Inc. (Æ) (4,123) (16)
GameStop Corp. Class A (Æ) (3,054) (382)
GrowGeneration Corp. (Æ) (8,579) (51)
H&R Block, Inc. (2,640) (69)
Leslie's, Inc. (Æ) (39,720) (779)
Lordstown Motors Corp. Class A (Æ) (20,212) (44)
Lovesac Co. (The) (Æ) (906) (40)
Lulu's Fashion Lounge LLC (Æ) (1,600) (15)
Madison Square Garden Entertainment
Corp. (Æ) (10,165) (745)
National CineMedia, Inc. (27,739) (61)
Ollie's Bargain Outlet Holdings, Inc. (Æ) (15,409) (740)
Pool Corp. (981) (398)
Rocket Lab USA, Inc. (Æ) (23,881) (176)
Virgin Galactic Holdings, Inc. (Æ) (3,031) (23)
XPEL, Inc. (Æ) (12,384) (536)
(8,050)
Consumer Staples - (0.3)%
22nd Century Group, Inc. (Æ) (71,893) (137)
Beauty Health Co. (The) (Æ) (19,621) (257)
Cadiz, Inc. (Æ) (6,653) (13)
Celsius Holdings, Inc. (Æ) (8,941) (465)
Chefs' Warehouse Holdings, Inc. (Æ) (2,344) (86)
Freshpet, Inc. (Æ) (9,417) (879)
MGP Ingredients, Inc. (5,869) (536)
OptimizeRx Corp. (Æ) (12,133) (341)
PetMed Express, Inc. (16,280) (357)
Utz Brands, Inc. (13,426) (190)
Vital Farms, Inc. (Æ) (4,422) (51)
WD-40 Co. (853) (157)
(3,469)
Energy - (0.2)%
Aemetis, Inc. (Æ) (6,064) (55)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameresco, Inc. Class A (Æ) (2,417) (122)
Archaea Energy, Inc. (Æ) (24,187) (532)
Cabot Oil & Gas Corp. (27,791) (800)
Cleanspark, Inc. (Æ) (11,210) (73)
Fluence Energy, Inc. (Æ) (10,915) (100)
FuelCell Energy, Inc. (Æ) (5,795) (24)
Gevo, Inc. (Æ) (16,032) (59)
Liberty Oilfield Services, Inc. Class A (Æ) (57,608) (930)
Sunrun, Inc. (Æ) (14,967) (299)
(2,994)
Financial Services - (0.4)%
AFC Gamma, Inc. (ö) (8,397) (134)
Ambac Financial Group, Inc. (Æ) (16,410) (127)
Arbor Realty Trust, Inc. (ö) (44,689) (764)
BRP Group, Inc. Class A (Æ) (18,571) (429)
Doma Holdings, Inc. (Æ) (2,200) (4)
Franchise Group, Inc. (Æ) (15,718) (586)
GoHealth, Inc. Class A (Æ) (12,840) (10)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (15,962) (638)
Orchid Island Capital, Inc. (ö) (46,700) (130)
Shift4 Payments, Inc. Class A (Æ) (15,900) (834)
StepStone Group, Inc. Class A (19,387) (497)
UWM Holdings Corp. (37,351) (139)
(4,292)
Health Care - (1.1)%
1Life Healthcare, Inc. (Æ) (81,849) (577)
Aadi Bioscience, Inc. (Æ) (3,692) (54)
Absci Corp. (Æ) (4,704) (28)
Accelerate Diagnostics, Inc. (Æ) (12,106) (12)
AdaptHealth Corp. (Æ) (7,963) (101)
Adicet Bio, Inc. (Æ) (12,023) (177)
Aligos Therapeutics, Inc. (Æ) (13,010) (15)
Alpha Teknova, Inc. (Æ) (5,022) (56)
Alphatec Holdings, Inc. (Æ) (36,587) (397)
Anavex Life Sciences Corp. (Æ) (6,674) (57)
Arcus Biosciences, Inc. (Æ) (2,330) (56)
Asensus Surgical, Inc. (Æ) (64,740) (29)
Aspira Women's Health, Inc. (Æ) (25,289) (16)
Atossa Therapeutics, Inc. (Æ) (49,436) (50)
aTyr Pharma, Inc. (Æ) (14,710) (61)
AVEO Pharmaceuticals, Inc. (Æ) (11,259) (57)
Avidity Biosciences, Inc. (Æ) (1,717) (25)
Avita Medical, Inc. (Æ) (1,200) (7)
BioLife Solutions, Inc. (Æ) (16,355) (207)
Biomea Fusion, Inc. (Æ) (4,394) (13)
Bionano Genomics, Inc. (Æ) (237,663) (387)
Brooklyn ImmunoTherapeutics, Inc. (Æ) (11,572) (12)
Cano Health, Inc. (Æ) (60,564) (321)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CEL-SCI Corp. (Æ) (7,067) (20)
Cerevel Therapeutics Holdings, Inc. (Æ) (1,718) (50)
Chinook Therapeutics, Inc. (Æ) (8,830) (134)
Citius Pharmaceuticals, Inc. (Æ) (43,996) (44)
ClearPoint Neuro, Inc. (Æ) (6,099) (52)
Clene, Inc. (Æ) (6,281) (16)
Clover Health Investments Corp. (Æ) (30,067) (81)
Cytokinetics, Inc. (Æ) (23,024) (918)
DarioHealth Corp. (Æ) (1,932) (10)
Denali Therapeutics, Inc. (Æ) (10,471) (249)
DermTech, Inc. (Æ) (6,227) (53)
Dyne Therapeutics, Inc. (Æ) (5,884) (47)
Edgewise Therapeutics, Inc. (Æ) (8,383) (67)
Evolus, Inc. (Æ) (9,351) (105)
EyePoint Pharmaceuticals, Inc. (Æ) (7,546) (85)
Fate Therapeutics, Inc. (Æ) (10,193) (291)
Fulgent Genetics, Inc. (Æ) (485) (27)
Geron Corp. (Æ) (49,671) (70)
Imago BioSciences, Inc. (Æ) (8,148) (133)
ImmunityBio, Inc. (Æ) (18,215) (66)
Inmune Bio, Inc. (Æ) (5,418) (41)
Inotiv, Inc. (Æ) (12,028) (171)
Inovio Pharmaceuticals, Inc. (Æ) (18,616) (51)
Instil Bio, Inc. (Æ) (27,522) (195)
Intra-Cellular Therapies, Inc. Class A (Æ) (11,337) (574)
Invitae Corp. (Æ) (32,313) (172)
Joint Corp. (The) (Æ) (11,220) (342)
Kezar Life Sciences, Inc. (Æ) (4,749) (56)
Kronos Bio, Inc. (Æ) (3,632) (17)
Krystal Biotech, Inc. (Æ) (8,473) (514)
Kymera Therapeutics, Inc. (Æ) (21,584) (677)
Lantheus Holdings, Inc. (Æ) (17,883) (1,188)
Lineage Cell Therapeutics, Inc. (Æ) (18,084) (22)
Matinas BioPharma Holdings, Inc. (Æ) (16,591) (12)
Mustang Bio, Inc. (Æ) (14,901) (11)
Ocugen, Inc. (Æ) (10,614) (23)
OncoCyte Corp. (Æ) (23,348) (27)
Oramed Pharmaceuticals, Inc. (Æ) (13,556) (70)
OrthoPediatrics Corp. (Æ) (540) (24)
Outlook Therapeutics, Inc. (Æ) (55,125) (85)
Pacific Biosciences of California, Inc. (Æ) (6,695) (42)
PDS Biotechnology Corp. (Æ) (11,960) (66)
Pulse Biosciences, Inc. (Æ) (3,000) (8)
Quanterix Corp. (Æ) (2,719) (60)
Recursion Pharmaceuticals, Inc. Class A (Æ) (37,238) (231)
Relay Therapeutics, Inc. (Æ) (24,911) (594)
Seelos Therapeutics, Inc. (Æ) (47,978) (30)
Seer, Inc. (Æ) (19,325) (141)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sema4 Holdings Corp. (Æ) (32,388) (70)
Sorrento Therapeutics, Inc. (Æ) (2,848) (4)
Taysha Gene Therapies, Inc. (Æ) (3,769) (14)
Teladoc Health, Inc. (Æ) (4,903) (166)
TFF Pharmaceuticals, Inc. (Æ) (5,067) (26)
TherapeuticsMD, Inc. (Æ) (68,900) (14)
Twist Bioscience Corp. (Æ) (5,867) (169)
Vaxart, Inc. (Æ) (16,405) (57)
Veracyte, Inc. (Æ) (34,447) (705)
Vericel Corp. (Æ) (9,602) (274)
Vincerx Pharma, Inc. (Æ) (3,782) (10)
VistaGen Therapeutics, Inc. (Æ) (34,458) (44)
XOMA Corp. (Æ) (697) (13)
Y-mAbs Therapeutics, Inc. (Æ) (12,300) (103)
ZIOPHARM Oncology, Inc. (Æ) (11,533) (6)
(12,352)
Materials and Processing - (0.2)%
Advanced Drainage Systems, Inc. (2,403) (246)
Carpenter Technology Corp. (7,486) (286)
Gatos Silver, Inc. (Æ) (23,370) (79)
Haynes International, Inc. (4,013) (157)
Northwest Pipe Co. (Æ) (1,173) (31)
Origin Materials, Inc. (Æ) (12,946) (84)
SmartRent, Inc. (Æ) (16,627) (81)
ThreadUp, Inc. Class A (Æ) (24,056) (159)
Uranium Energy Corp. (Æ) (149,317) (635)
View, Inc. (Æ) (47,298) (73)
(1,831)
Producer Durables - (0.2)%
908 Devices, Inc. (Æ) (4,170) (74)
Aeva Technologies, Inc. (Æ) (28,491) (93)
Affirm Holdings, Inc. (Æ) (2,087) (60)
American Superconductor Corp. (Æ) (1,117) (6)
Atlas Technical Consultants LLC (Æ) (7,279) (88)
Aurora Innovation, Inc. (Æ) (37,916) (162)
Concrete Pumping Holdings, Inc. (Æ) (466) (3)
CryoPort, Inc. (Æ) (7,878) (178)
Custom Truck One Source, Inc. (Æ) (10,159) (67)
Hydrofarm Holdings Group, Inc. (Æ) (28,786) (275)
Hyzon Motors, Inc. (Æ) (4,005) (16)
Luminar Technologies, Inc. (Æ) (10,161) (126)
Magnite, Inc. (Æ) (5,548) (54)
Meta Materials, Inc. (Æ) (56,844) (68)
Performant Financial Corp. (Æ) (12,118) (28)
Proterra, Inc. (Æ) (6,312) (39)
PureCycle Technologies, Inc. (Æ) (44,980) (351)
Vertex Energy, Inc. (Æ) (14,591) (139)
Vivint Smart Home, Inc. (Æ) (1,863) (10)
Volta, Inc. (Æ) (56,965) (119)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wheels up Experience, Inc. (Æ) (31,259) (95)
Workhorse Group, Inc. (Æ) (19,331) (58)
Xometry, Inc. Class A (Æ) (22,534) (740)
(2,849)
Technology - (0.6)%
3D Systems Corp. (Æ) (2,241) (25)
Aehr Test Systems (Æ) (9,813) (75)
Atomera, Inc. (Æ) (5,555) (58)
Azenta, Inc. (10,232) (767)
Bill.com Holdings, Inc. (Æ) (1,592) (272)
Bumble, Inc. Class A (Æ) (25,107) (602)
Cargurus, Inc. (Æ) (22,076) (721)
Clearfield, Inc. (Æ) (801) (47)
Digimarc Corp. (Æ) (7,326) (190)
Digital Turbine, Inc. (Æ) (2,462) (78)
E2open Parent Holdings, Inc. (Æ) (79,484) (615)
Flying Eagle Acquisition Corp. (Æ) (107,489) (220)
Ideanomics, Inc. (Æ) (27,612) (20)
II-VI, Inc. (Æ) (7,369) (451)
Latch, Inc. (Æ) (24,028) (79)
Luna Innovations, Inc. (Æ) (3,206) (18)
Markforged Holding Corp. (Æ) (44,500) (152)
MediaAlpha, Inc. Class A (Æ) (3,865) (57)
MicroStrategy, Inc. Class A (Æ) (1,537) (544)
MicroVision, Inc. (Æ) (23,972) (77)
NAPCO Security Technologies, Inc. (Æ) (7,189) (126)
Nextdoor Holdings, Inc. (Æ) (47,817) (216)
Olo, Inc. Class A (Æ) (11,550) (123)
Ouster, Inc. (Æ) (76,083) (252)
Outset Medical, Inc. (Æ) (1,341) (47)
PAR Technology Corp. (Æ) (18,809) (620)
Playstudios, Inc. (Æ) (21,237) (123)
Root, Inc. Class A (Æ) (3,576) (7)
Smith Micro Software, Inc. (Æ) (3,300) (10)
Vuzix Corp. (Æ) (12,160) (63)
Wolfspeed, Inc. (Æ) (8,285) (760)
(7,415)
Utilities - (0.1)%
New Fortress Energy LLC (12,485) (484)
NextDecade Corp. (Æ) (16,655) (93)
Tellurian, Inc. (Æ) (29,966) (149)
(726)
Total Securities Sold Short
(proceeds $57,001) (43,978)
Other Assets and Liabilities, Net
- (0.9)%
(10,736)
Net Assets - 100.0%
1,168,042

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 69
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 561 USD 52,209 06/22 (4,496)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,496)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 132,684 $ — $ —
$ —
$ 132,684 11 .4
Consumer Staples 44,526 — —
—
44,526 3 .8
Energy 56,746 — —
—
56,746 4 .8
Financial Services 266,298 — —
—
266,298 22 .8
Health Care 182,901 — —
—
182,901 15 .7
Materials and Processing 86,498 — —
—
86,498 7 .4
Producer Durables 188,438 — —
—
188,438 16 .1
Technology 137,856 — —
—
137,856 11 .8
Utilities 61,562 — —
—
61,562 5 .3
Short-Term Investments — — — 53,661 53,661 4 .6
Other Securities — — — 11,586 11,586 1 .0
Total Investments 1,157,509 — — 65,247 1,222,756 104 .7
Securities Sold Short
**
(43,978) — — — (43,978) (3 .8)
Other Assets and Liabilities, Net
(0 .9)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (4,496) — — — (4,496) (0 .4)
Total Other Financial Instruments
*
$ (4,496) $ — $ — $ — $ (4,496)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 U.S. Small Cap Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 71
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4,496
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (9,935)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (6,059)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 10,714 $ — $ 10,714
Total Financial and Derivative Assets
10,714 — 10,714
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 10,714 $ — $ 10,714
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,761 $ — $ 1,761 $ —
Bank of Nova Scotia
660 — 660 —
Barclays
49 — 49 —
Citigroup
1,332 — 1,332 —
HSBC
1,842 — 1,842 —
Morgan Stanley
2,949 — 2,949 —
National Bank of Canada
910 — 910 —
Wells Fargo
1,211 — 1,211 —
Total
$ 10,714 $ — $ 10,714 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 43,978 $ — $ 43,978
Total Financial and Derivative Liabilities
43,978 — 43,978
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 43,978 $ — $ 43,978
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 43,978 $ — $ 43,978 $ —
Total
$ 43,978 $ — $ 43,978 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,177,742
Investments, at fair value(*)(>) ......................................................................................................................................................
1,222,756
Cash ............................................................................................................................................................................................... 21
Foreign currency holdings(^) ......................................................................................................................................................... 30
Receivables:
Dividends and interest ....................................................................................................................................................... 372
Dividends from affiliated funds .......................................................................................................................................... 12
Investments sold ................................................................................................................................................................ 3,619
Fund shares sold ................................................................................................................................................................ 793
From broker(a) ................................................................................................................................................................... 6,195
Prepaid expenses ........................................................................................................................................................................... 18
Total assets .................................................................................................................................................
1,233,816
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,386
Fund shares redeemed ....................................................................................................................................................... 1,057
Accrued fees to affiliates .................................................................................................................................................... 947
Other accrued expenses ..................................................................................................................................................... 326
Variation margin on futures contracts ................................................................................................................................. 4,494
Securities sold short, at fair value(‡) .............................................................................................................................................. 43,978
Payable upon return of securities loaned ....................................................................................................................................... 11,586
Total liabilities .............................................................................................................................................
65,774
Net Assets ............................................................................................................................................................
$ 1,168,042

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 70,789
Shares of beneficial interest ...........................................................................................................................................................
457
Additional paid-in capital ..............................................................................................................................................................
1,096,796
Net Assets ............................................................................................................................................................
$ 1,168,042
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 25.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 26.62
Class A — Net assets ............................................................................................................................................................. $ 16,440,008
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 655,348
Net asset value per share: Class C(#) .............................................................................................................................................
$ 21.94
Class C — Net assets ............................................................................................................................................................. $ 8,480,964
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 386,606
Net asset value per share: Class M(#) ............................................................................................................................................
$ 25.55
Class M — Net assets ............................................................................................................................................................ $ 142,832,974
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,589,791
Net asset value per share: Class R6(#) ...........................................................................................................................................
$ 25.60
Class R6 — Net assets ........................................................................................................................................................... $ 609,768
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 23,819
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 25.58
Class S — Net assets ............................................................................................................................................................. $ 878,527,663
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 34,338,614
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 25.60
Class Y — Net assets ............................................................................................................................................................. $ 121,150,357
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,733,223
Amounts in thousands
(^)     Foreign currency holdings - cost $ 31
(*)     Securities on loan included in investments $ 10,714
(‡)     Proceeds on securities sold short $ 57,001
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 65,247
(>)     Receivable from Broker for Futures $ 6,195
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,198
Dividends from affiliated funds ......................................................................................................................................... 32
Securities lending income (net) ......................................................................................................................................... 116
Total investment income ...............................................................................................................................................................
8,346
Expenses
Advisory fees .................................................................................................................................................................... 4,857
Administrative fees ........................................................................................................................................................... 333
Custodian fees ................................................................................................................................................................... 129
Distribution fees - Class A ................................................................................................................................................ 23
Distribution fees - Class C ................................................................................................................................................ 37
Transfer agent fees - Class A ............................................................................................................................................ 19
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class M ............................................................................................................................................ 158
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 1,055
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 95
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 12
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 78
Dividends from securities sold short ................................................................................................................................. 196
Interest expense paid on securities sold short ................................................................................................................... 291
Miscellaneous ................................................................................................................................................................... 1 3
Expenses before reductions .............................................................................................................................................. 7,394
Expense reductions ........................................................................................................................................................... (322)
Net expenses .................................................................................................................................................................................
7,072
Net investment income (loss) ........................................................................................................................................................
1,274
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 69,870
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (9,935)
Securities sold short .......................................................................................................................................................... 1,104
Foreign currency-related transactions ............................................................................................................................... (1)
Net realized gain (loss) ..................................................................................................................................................................
61,031
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (277,121)
Futures contracts .............................................................................................................................................................. (6,059)
Securities sold short .......................................................................................................................................................... 21,505
Foreign currency-related transactions ............................................................................................................................... (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (261,677)
Net realized and unrealized gain (loss) ......................................................................................................................................... (200,646)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (199,372)
**      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,274 $ 2,669
Net realized gain (loss) ...................................................................................................................... 61,031 485,157
Net change in unrealized appreciation (depreciation) ....................................................................... (261,677) 224,678
Net increase (decrease) in net assets from operations ............................................................................. (199,372) 712,504
Distributions
To shareholders
Class A .......................................................................................................................................... (4,667) (46)
Class C .......................................................................................................................................... (2,904) —
Class M ......................................................................................................................................... (39,443) (768)
Class R6 ........................................................................................................................................ (204) (3)
Class S ........................................................................................................................................... (266,586) (5,738)
Class Y .......................................................................................................................................... (39,124) (1,680)
Net decrease in net assets from distributions .......................................................................................... (352,928) (8,235)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 206,504 (459,185)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(345,796) 245,084
Net Assets
Beginning of period .................................................................................................................................
1,513,838 1,268,754
End of period ..........................................................................................................................................
$ 1,168,042 $ 1,513,838

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 1,057 73 $ 2,593
Proceeds from reinvestment of distributions 164 4,634 2 46
Payments for shares redeemed (61) (1,840) (96) (3,306)
Net increase (decrease)
140 3,851 (21) (667)
Class C
Proceeds from shares sold 4 107 20 659
Proceeds from reinvestment of distributions 117 2,901 — —
Payments for shares redeemed (53) (1,366) (63) (1,991)
Net increase (decrease)
68 1,642 (43) (1,332)
Class M
Proceeds from shares sold 488 14,699 2,550 87,030
Proceeds from reinvestment of distributions 1,375 39,440 25 768
Payments for shares redeemed (538) (16,327) (1,857) (67,678)
Net increase (decrease)
1,325 37,812 718 20,120
Class R6
Proceeds from shares sold 4 97 11 428
Proceeds from reinvestment of distributions 7 204 —** 2
Payments for shares redeemed (10) (295) (4) (155)
Net increase (decrease)
1 6 7 275
Class S
Proceeds from shares sold 2,065 61,685 3,475 126,007
Proceeds from reinvestment of distributions 9,197 264,329 183 5,690
Payments for shares redeemed (6,112) (178,168) (12,466) (432,997)
Net increase (decrease)
5,150 147,846 (8,808) (301,300)
Class Y
Proceeds from shares sold 125 4,538 1,054 37,604
Proceeds from reinvestment of distributions 1,361 39,124 54 1,680
Payments for shares redeemed (970) (28,315) (6,072) (215,565)
Net increase (decrease)
516 15,347 (4,964) (176,281)
Total increase (decrease)
7,200 $ 206,504 (13,111) $ (459,185)

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 38.76 (.02) (4.42) (4.44) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 ( — ) (f) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
Class C
April 30, 2022* 35.21 (.11) (3.93) (4.04) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
Class M
April 30, 2022* 39.32 .04 (4.5 1 ) (4.4 7 ) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
October 31, 2017(3) 31.94 .01 2.71 2.72 — —
Class R6
April 30, 2022* 39.38 .05 (4.51) (4.46) (.0 9 ) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
Class S
April 30, 2022* 39.33 .03 (4.5 2 ) (4.4 9 ) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.06) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
Class Y
April 30, 2022* 39.38 .05 (4.51) (4.46) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(9.23) 25.09 (14.10) 16,440 1.33 1.33 (.12) 40
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
(9.23) 21.94 (14.42) 8,481 2.08 2.08 (.87) 40
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(9.30) 25.55 (13.95) 142,833 1.08 .94 .26 40
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(9.32) 25.60 (13.94) 610 .9 3 .9 1 .33 40
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
(9.26) 25.58 (14.00) 878,528 1.08 1.04 .17 40
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(9.32) 25.60 (13.90) 121,150 .88 .88 .32 40
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 742,542
Administration fees 51,057
Distribution fees 9,105
Shareholder servicing fees 1,855
Transfer agent fees 141,534
Trustee fees 1,298
$ 947,391
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 27,707 $ 59,464 $ 75,585 $ — $ — $ 11,586 $ — $ —
U.S. Cash Management Fund 53,407 296,597 296,336 (7) — 53,661 32 —
$ 81,114 $ 356,061 $ 371,921 $ (7) $ — $ 65,247 $ 32 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,159,288,366 $ 52,494,169 $ (37,500,764) $ 14,993,405

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
International Developed Markets Fund 83
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 880.00 $ 1,018.74
Expenses Paid During Period* $ 5.69 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 876.90 $ 1,015.03
Expenses Paid During Period* $ 9.17 $ 9.84
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 881.90 $ 1,020.68
Expenses Paid During Period* $ 3.87 $ 4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
84 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 881.20 $ 1,020.18
Expenses Paid During Period* $ 4.34 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 882.10 $ 1,020.98
Expenses Paid During Period* $ 3.59 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.8%
Argentina - 0.0%
YPF SA - ADR(Æ) 81,628 346
Australia - 2.5%
Ampol, Ltd. 46,756 1,118
APA Group 2,530 20
ASX, Ltd. - ADR 2,999 180
Australia & New Zealand Banking
Group, Ltd. - ADR 45,030 855
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. 162,252 5,455
BHP Group, Ltd. - ADR 188,650 6,341
BlueScope Steel, Ltd. 36,525 518
Commonwealth Bank of Australia - ADR 113,972 8,258
CSL, Ltd. 7,574 1,433
Dexus Property Group(ö) 82,524 643
Fortescue Metals Group, Ltd. 187,333 2,840
Insurance Australia Group, Ltd.(Æ) 432,093 1,370
Macquarie Group, Ltd. 7,420 1,063
Magellan Financial Group, Ltd. - ADR 17,405 197
Medibank Pvt, Ltd. 527,105 1,180
National Australia Bank, Ltd. - ADR 49,797 1,133
Rio Tinto PLC 101,362 7,191
Rio Tinto, Ltd. - ADR 5,465 433
South32, Ltd. Class B 836,512 2,788
Wesfarmers, Ltd.(Æ) 16,580 572
Westpac Banking Corp. 39,098 651
44,239
Austria - 0.4%
Erste Group Bank AG 173,501 5,359
Mondi PLC 73,775 1,366
6,725
Belgium - 0.3%
Ageas SA 60,144 2,884
Colruyt SA 30,135 1,108
KBC Groep NV 7,445 507
UCB SA 5,201 592
5,091
Brazil - 0.9%
Ambev SA 2,411,100 7,080
Atacadao SA 160,000 666
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 351,800 3,169
Telefonica Brasil SA 261,900 2,818
Ultrapar Participacoes SA 438,900 1,160
Yara International ASA 12,992 661
15,554
Burkina Faso - 0.1%
Endeavour Mining PLC 67,255 1,646
Canada - 4.6%
Agnico Eagle Mines, Ltd. 9,031 526
Alimentation Couche-Tard, Inc. 20,271 902
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ARC Resources, Ltd. 142,272 1,972
B2Gold Corp. 428,167 1,816
Bank of Montreal(Ñ) 13,287 1,409
Bank of Nova Scotia (The) 29,928 1,895
Barrick Gold Corp. 178,518 3,981
CAE, Inc.(Æ) 440,724 10,480
Cameco Corp. Class A 73,521 1,898
Canadian Imperial Bank of Commerce 9,976 1,103
Canadian National Railway Co. 77,067 9,063
CGI Group, Inc.(Æ) 8,597 686
Dollarama, Inc. 55,430 3,082
Emera, Inc. 9,023 436
Enbridge, Inc. 47,239 2,061
George Weston, Ltd. 5,718 711
Great-West Lifeco, Inc. 16,734 462
iA Financial Corp., Inc. 7,435 389
Kinross Gold Corp. 293,292 1,490
Loblaw Cos., Ltd. 13,835 1,266
Metro, Inc. Class A 29,493 1,621
National Bank of Canada 21,403 1,495
Open Text Corp. 13,314 533
Royal Bank of Canada - GDR 98,236 9,922
Stantec, Inc. 63,218 2,902
Sun Life Financial, Inc. 128,850 6,410
TC Energy Corp.(Æ) 30,063 1,590
TELUS Corp. 47,602 1,191
Thomson Reuters Corp.(Æ) 6,472 647
Toronto-Dominion Bank (The) 125,847 9,090
81,029
China - 1.7%
Alibaba Group Holding, Ltd.(Æ) 407,700 4,983
Dongfeng Motor Group Co., Ltd. Class H 3,414,000 2,490
JD.com, Inc. Class A(Æ) 5,551 173
Tencent Holdings, Ltd. 303,388 14,230
Trip.com Group, Ltd. - ADR(Æ) 193,583 4,578
Wilmar International, Ltd. 930,700 2,978
29,432
Denmark - 1.2%
AP Moller - Maersk A/S Class B 2,217 6,362
Carlsberg A/S Class B 7,554 956
Chr Hansen Holding A/S 10,196 795
Coloplast A/S Class B 5,108 690
Danske Bank A/S 228,199 3,459
DSV Panalpina A/S 27,265 4,454
Novo Nordisk A/S Class B 29,695 3,396
Novozymes A/S Class B 9,013 626
Tryg A/S 17,558 416
21,154
Finland - 1.6%
Elisa OYJ 38,662 2,260
Kone OYJ Class B 64,366 3,089
Neste OYJ 9,166 394
Nokia OYJ 2,592,232 13,190
Nordea Bank Abp 128,186 1,277

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orion OYJ Class B 10,943 428
Sampo OYJ Class A 77,566 3,738
UPM-Kymmene OYJ 124,682 4,283
28,659
France - 8.6%
Accor SA(Æ) 217,170 7,058
Air Liquide SA Class A 8,153 1,408
Airbus Group SE 42,822 4,657
Amundi SA(Þ) 72,413 4,320
AXA SA 241,137 6,384
BNP Paribas SA 76,058 3,901
Bouygues SA - ADR(Ñ) 82,892 2,848
Bureau Veritas SA 132,760 3,804
Capgemini SE 20,434 4,157
Carrefour SA 151,141 3,204
Cie de Saint-Gobain SA 96,418 5,611
Cie Generale des Etablissements
Michelin SCA Class B 71,773 8,873
Danone SA 14,289 859
Dassault Aviation SA 11,662 1,972
Dassault Systemes SE 13,645 607
Edenred 15,670 794
Eiffage SA 6,093 598
Engie SA(Ñ) 381,232 4,478
Gecina SA(ö) 3,789 424
Hermes International 954 1,174
Legrand SA - ADR 5,647 498
L'Oreal SA 19,807 7,206
LVMH Moet Hennessy Louis Vuitton
SE - ADR 17,223 11,021
Orange SA - ADR 402,749 4,797
Pernod Ricard SA 4,965 1,023
Publicis Groupe SA - ADR 95,500 5,716
Remy Cointreau SA 3,134 621
Renault SA(Æ) 77,895 1,888
Rexel SA Class H 773,170 15,865
Sanofi - ADR 100,175 10,544
Schneider Electric SE 40,527 5,772
SCOR SE - ADR 136,457 3,836
SEB SA 3,567 428
Societe Generale SA 141,672 3,366
Teleperformance - GDR 2,683 970
Total SE 202,899 9,997
Vinci SA 13,553 1,308
Vivendi SE - ADR(Ñ) 92,667 1,063
153,050
Germany - 3.9%
Allianz SE 8,727 1,988
BASF SE 135,893 7,224
Beiersdorf AG 7,583 766
Brenntag SE 12,431 970
Ceconomy AG 197,261 683
Continental AG 30,634 2,133
Covestro AG(Þ) 225,325 9,813
Daimler AG 39,418 2,789
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler Truck Holding AG(Æ) 56,377 1,523
Deutsche Boerse AG 28,673 5,026
Deutsche Telekom AG 95,345 1,756
E.ON SE 90,824 952
Fresenius Medical Care AG & Co. 146,636 9,185
Fresenius SE & Co. KGaA 138,413 4,935
Hannover Rueck SE 16,585 2,606
Henkel AG & Co. KGaA 9,133 583
Infineon Technologies AG - ADR 102,260 2,958
LEG Immobilien SE 8,500 875
Muenchener Rueckversicherungs-
Gesellschaft AG 20,357 4,871
SAP SE - ADR 12,985 1,339
Siemens AG 29,643 3,687
Symrise AG 6,464 773
Vonovia SE 14,774 591
Zalando SE(Æ)(Þ) 54,983 2,181
70,207
Hong Kong - 2.8%
AIA Group, Ltd. 1,406,546 13,742
CK Asset Holdings, Ltd. 622,157 4,212
CK Hutchison Holdings, Ltd. Class B 77,631 543
CK Infrastructure Holdings, Ltd. 39,000 262
CLP Holdings, Ltd. 520,500 5,067
Hang Seng Bank, Ltd. 182,400 3,221
Hong Kong Exchanges & Clearing, Ltd. 52,800 2,239
Link Real Estate Investment Trust(ö) 91,400 788
Power Assets Holdings, Ltd. 349,000 2,345
Sun Hung Kai Properties, Ltd. 55,500 639
Techtronic Industries Co., Ltd. 1,073,289 14,330
WH Group, Ltd.(Þ) 1,313,500 904
Xinyi Glass Holdings, Ltd. 398,000 880
49,172
India - 1.3%
Canara Bank(Æ) 507,019 1,499
Housing Development Finance Corp.,
Ltd. 558,756 16,087
Oil & Natural Gas Corp., Ltd. 582,048 1,216
Reliance Industries, Ltd. - GDR(Þ) 65,461 4,669
Zee Entertainment Enterprises, Ltd. 143,859 465
23,936
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 6,493,900 4,001
Ireland - 1.4%
AIB Group PLC 762,686 1,644
Bank of Ireland Group PLC(Æ) 956,862 5,783
CRH PLC 12,422 493
Flutter Entertainment PLC(Æ) 29,217 2,935
Kerry Group PLC Class A 96,250 10,633
Ryanair Holdings PLC - ADR(Æ) 37,783 3,299
24,787

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Bank Hapoalim BM 78,886 730
Bank Leumi Le-Israel BM 73,011 766
Check Point Software Technologies, Ltd.
(Æ) 7,544 953
Israel Discount Bank, Ltd. Class A 93,084 550
2,999
Italy - 1.7%
Assicurazioni Generali SpA(Ñ) 236,865 4,470
BPER Banca SpA 552,677 911
Davide Campari-Milano SpA(Æ) 358,341 4,033
Enel SpA 877,906 5,673
Eni SpA - ADR 424,534 5,956
FinecoBank Banca Fineco SpA 92,975 1,281
Moncler SpA 48,011 2,494
Recordati SpA 9,519 456
Snam Rete Gas SpA 151,717 833
Terna Rete Elettrica Nazionale SpA 40,469 330
UniCredit SpA 390,647 3,563
30,000
Japan - 17.4%
Ajinomoto Co., Inc. 35,400 921
Alfresa Holdings Corp. 82,300 1,121
Alps Alpine Co., Ltd. 116,100 1,022
Asahi Kasei Corp. 44,800 369
Astellas Pharma, Inc. 259,600 3,953
Benesse Holdings, Inc. 7,900 138
Bridgestone Corp. 126,800 4,641
Brother Industries, Ltd. 22,700 395
Canon, Inc. 188,200 4,324
Casio Computer Co., Ltd. 32,000 328
Chiyoda Corp.(Æ) 116,300 387
Concordia Financial Group, Ltd. 185,200 673
Dai-ichi Life Holdings, Inc. 179,125 3,596
Daiichi Sankyo Co., Ltd. 153,400 3,855
Daito Trust Construction Co., Ltd. 12,800 1,232
Daiwa House REIT Investment Corp.(ö) 147 357
DeNA Co., Ltd. 92,200 1,336
Eisai Co., Ltd. 45,510 1,982
Fuji Media Holdings, Inc. 26,900 232
FUJIFILM Holdings Corp. 10,900 602
Fukuoka Financial Group, Inc. 136,500 2,492
GLP J-REIT(ö) 259 348
Hankyu Hanshin Holdings, Inc. 13,900 367
Hino Motors, Ltd. 355,500 1,839
Hitachi Metals, Ltd.(Æ) 196,100 3,064
Hitachi, Ltd. 14,900 694
Honda Motor Co., Ltd. 558,370 14,662
Hoya Corp. 4,300 428
Iida Group Holdings Co., Ltd. 178,600 2,856
Inpex Corp. 308,700 3,649
Isuzu Motors, Ltd. 787,400 9,170
ITOCHU Corp. 53,400 1,615
Japan Airlines Co., Ltd.(Æ) 149,300 2,466
Japan Exchange Group, Inc. 94,200 1,413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Holdings Co., Ltd. 185,700 1,301
Japan Real Estate Investment Corp.(ö) 72 348
Japan Tobacco, Inc. 254,700 4,357
JGC Holdings Corp. 218,500 2,483
Kajima Corp. 35,000 390
Kamigumi Co., Ltd. 68,100 1,158
Kansai Electric Power Co., Inc. (The) 98,700 867
Kao Corp. 82,500 3,318
KDDI Corp. 163,100 5,408
Keyence Corp. 26,000 10,491
Kintetsu Group Holdings Co., Ltd. 14,500 416
Kirin Holdings Co., Ltd. 149,600 2,197
Komatsu, Ltd. 419,400 9,409
Kyocera Corp. 57,300 3,030
Marubeni Corp. 58,700 642
MEIJI Holdings Co., Ltd. 41,900 2,092
Menicon Co., Ltd. 304,400 6,509
Mitsubishi Chemical Holdings Corp. 82,600 505
Mitsubishi Corp. 36,900 1,238
Mitsubishi Electric Corp. 282,400 2,968
Mitsubishi Estate Co., Ltd. 256,100 3,709
Mitsubishi Heavy Industries, Ltd. 46,000 1,574
Mitsubishi Motors Corp.(Æ) 309,500 776
Mitsubishi UFJ Financial Group, Inc. 1,131,700 6,577
Mitsui & Co., Ltd. 185,200 4,488
Mizuho Financial Group, Inc. 57,300 696
MS&AD Insurance Group Holdings, Inc. 209,000 6,246
Murata Manufacturing Co., Ltd. 46,000 2,754
Nidec Corp. 37,700 2,470
Nikon Corp. 186,400 2,105
Nintendo Co., Ltd. 7,520 3,466
Nippon Building Fund, Inc.(ö) 67 347
Nippon Prologis REIT, Inc.(Æ)(ö) 128 355
Nippon Telegraph & Telephone Corp. 37,464 1,107
Nippon Television Holdings, Inc. 115,900 1,112
Nippon Yusen 18,000 1,292
Nissan Motor Co., Ltd. 554,600 2,199
Nitori Holdings Co., Ltd. 3,300 336
Nitto Denko Corp. 24,800 1,665
Nomura Holdings, Inc. 408,300 1,563
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 291 364
Nomura Research Institute, Ltd. 33,000 935
Obayashi Corp. 50,500 348
Ono Pharmaceutical Co., Ltd. 246,900 6,335
Oriental Land Co., Ltd. 2,600 391
ORIX Corp. 26,600 485
Orix JREIT, Inc.(ö) 262 351
Osaka Gas Co., Ltd. 53,900 973
Otsuka Corp. 19,000 624
Otsuka Holdings Co., Ltd. 76,200 2,557
Panasonic Corp. 618,300 5,511
Pigeon Corp. 25,300 429
Resona Holdings, Inc. 1,517,500 6,585
Secom Co., Ltd. 9,100 642
Sekisui Chemical Co., Ltd. 83,500 1,128
Sekisui House, Ltd. 50,700 874

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimamura Co., Ltd. 31,300 2,776
Shimano, Inc. 2,300 402
Shimizu Corp. 107,000 562
Shin-Etsu Chemical Co., Ltd. 104,694 14,435
Shionogi & Co., Ltd. 20,000 1,118
Shiseido Co., Ltd. 144,500 6,810
SMC Corp. 5,700 2,755
SoftBank Corp. 53,200 618
Sompo Japan Nipponkoa Holdings, Inc. 14,700 599
Sony Corp. 48,350 4,156
Stanley Electric Co., Ltd. 36,900 635
Subaru Corp. 159,600 2,401
Sumitomo Corp. 57,000 904
Sumitomo Electric Industries, Ltd. 247,600 2,658
Sumitomo Heavy Industries, Ltd. 75,200 1,589
Sumitomo Metal Mining Co., Ltd. 18,700 813
Sumitomo Mitsui Banking Corp. 233,100 7,017
Sumitomo Mitsui Trust Holdings, Inc. 111,800 3,463
Sumitomo Rubber Industries, Ltd. 66,700 577
T&D Holdings, Inc. 503,700 6,465
Taiheiyo Cement Corp. 75,300 1,218
Takeda Pharmaceutical Co., Ltd. 300,500 8,717
Terumo Corp. 20,100 601
THK Co., Ltd. 99,200 1,972
Tokyo Electron, Ltd. 17,100 7,254
Tokyo Gas Co., Ltd. 52,500 1,007
Toppan Printing Co., Ltd. 36,800 609
Toray Industries, Inc. 99,700 474
Tosoh Corp. 19,200 265
Toyota Industries Corp. 132,100 7,895
Toyota Motor Corp. 169,500 2,888
Trend Micro, Inc. 33,600 1,872
USS Co., Ltd. 42,900 708
Yamaha Motor Co., Ltd. 89,900 1,856
Yamato Holdings Co., Ltd. 121,900 2,286
309,398
Jersey - 0.1%
Glencore PLC(Æ) 200,196 1,234
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 104,396 3,047
Eurofins Scientific SE 72,908 6,776
RTL Group SA 35,429 1,849
11,672
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 1,332,000 7,608
Malaysia - 0.1%
CIMB Group Holdings BHD 1,497,529 1,785
Mexico - 0.6%
America Movil SAB de CV Class L
- ADR 76,511 1,487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Televisa SAB - ADR 920,198 8,493
9,980
Netherlands - 5.0%
ABN AMRO Bank NV(Þ) 216,245 2,697
Adyen NV(Æ)(Þ) 1,720 2,877
Akzo Nobel NV 36,093 3,114
ASML Holding NV 13,272 7,509
Euronext NV(Þ) 8,975 725
Ferrari NV 18,601 3,924
Heineken Holding NV 8,668 676
Heineken NV 168,144 16,400
ING Groep NV 1,025,374 9,596
Koninklijke Ahold Delhaize NV 45,887 1,356
Koninklijke DSM NV 1,943 325
Koninklijke KPN NV 487,793 1,687
Koninklijke Philips NV 89,262 2,342
NN Group NV 13,617 665
PostNL NV - ADR 243,727 797
Randstad NV 23,888 1,263
Shell PLC 991,458 26,819
Universal Music Group NV 251,250 5,813
VEON, Ltd.(Æ) 618,035 418
Wolters Kluwer NV 9,212 932
89,935
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 413,538 5,691
Spark New Zealand, Ltd. 358,727 1,135
6,826
Norway - 0.5%
DNB Bank ASA 31,767 620
Gjensidige Forsikring ASA 20,127 432
Mowi ASA 126,598 3,589
Norsk Hydro ASA 71,010 599
Orkla ASA 235,243 1,914
Telenor ASA 80,331 1,133
8,287
Portugal - 0.0%
Jeronimo Martins SGPS SA 36,003 747
Russia - 0.0%
Gazprom PJSC - ADR(Š) 303,685 —
Lukoil PJSC - ADR(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC - ADR(Š) 103,779 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 175,338 4,246
Oversea-Chinese Banking Corp., Ltd. 92,460 820
Singapore Exchange, Ltd. 41,400 292
Singapore Technologies Engineering,
Ltd. 124,800 368
United Overseas Bank, Ltd. 36,000 772

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Venture Corp., Ltd. 96,200 1,184
7,682
South Africa - 0.1%
MTN Group, Ltd. 64,302 683
Old Mutual, Ltd. 1,682,419 1,340
2,023
South Korea - 1.8%
Coway Co., Ltd. 39,763 2,226
Hankook Tire & Technology Co., Ltd. 46,485 1,273
Hyundai Mobis Co., Ltd. 10,721 1,751
KB Financial Group, Inc. 88,337 4,082
KT Corp. - ADR 253,851 3,536
LG Energy Solution(Æ) 4,730 1,531
POSCO 22,772 5,160
Samsung Electronics Co., Ltd. 76,548 4,067
Shinhan Financial Group Co., Ltd. 229,718 7,632
31,258
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 101,888 6,353
CaixaBank SA(Ñ) 2,892,120 9,229
Cellnex Telecom SA(Þ) 211,468 9,886
Enagas SA 35,532 767
Endesa SA - ADR 88,534 1,862
Iberdrola SA 163,658 1,870
Industria de Diseno Textil SA(Ñ) 210,024 4,404
Red Electrica Corp. SA 52,509 1,055
Telefonica SA - ADR 138,514 674
36,100
Sweden - 2.0%
Assa Abloy AB Class B(Ñ) 185,369 4,676
Atlas Copco AB(Æ) 48,776 2,209
Boliden AB(Ñ) 75,427 3,298
Essity Aktiebolag Class B 43,850 1,168
Hexagon AB(Æ)(Ñ) 579,954 7,498
Investor AB Class B 31,281 601
Kinnevik AB Class B(Æ) 15,109 296
Sandvik AB(Ñ) 376,051 7,071
Securitas AB Class B 52,756 621
Skandinaviska Enskilda Banken AB
Class A 57,071 638
Skanska AB Class B 25,636 489
SKF AB Class B 134,778 2,187
Svenska Handelsbanken AB Class A 59,821 603
Swedbank AB Class A 27,731 438
Swedish Match AB(Ñ) 493,418 3,932
35,725
Switzerland - 9.4%
ABB, Ltd. 117,527 3,521
Adecco Group AG 109,604 4,241
Alcon, Inc. 47,138 3,344
Baloise Holding AG 3,218 559
Barry Callebaut AG 177 408
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chocoladefabriken Lindt & Spruengli
AG 78 1,517
Cie Financiere Richemont SA Class A 35,105 4,081
Credit Suisse Group AG Class A 438,436 2,965
EMS-Chemie Holding AG 1,802 1,609
Geberit AG 1,012 577
Givaudan SA 199 791
Julius Baer Group, Ltd. 99,998 4,782
Kuehne & Nagel International AG 1,694 475
LafargeHolcim, Ltd.(Æ) 128,659 6,293
Lonza Group AG 6,048 3,551
Nestle SA 244,676 31,589
Novartis AG 224,457 19,857
Partners Group Holding AG 7,446 7,890
Roche Holding AG 54,286 20,136
Schindler Holding AG 4,425 852
SGS SA(Ñ) 1,561 4,009
Sika AG 3,217 978
Swatch Group AG (The) Class B 8,481 2,190
Swiss Life Holding AG 1,024 597
Swiss Prime Site AG Class A 10,016 980
Swisscom AG 8,336 4,937
UBS Group AG 1,690,762 28,605
Zurich Insurance Group AG 13,236 6,020
167,354
Taiwan - 2.2%
Catcher Technology Co., Ltd. 402,000 1,966
Hon Hai Precision Industry Co., Ltd. 3,596,241 12,303
MediaTek, Inc. 102,000 2,795
Taiwan Semiconductor Manufacturing
Co., Ltd. 567,000 10,342
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 128,179 11,912
39,318
Thailand - 0.2%
Kasikornbank PCL 967,100 4,223
Turkey - 0.1%
Turk Telekomunikasyon AS 1,622,455 1,101
Turkcell Iletisim Hizmetleri AS 884,898 1,280
2,381
United Kingdom - 11.2%
Allfunds Group PLC 123,772 1,056
Anglo American PLC 213,581 9,478
AstraZeneca PLC 66,217 8,796
Aviva PLC 776,878 4,171
Babcock International Group PLC(Æ) 354,923 1,356
BAE Systems PLC 545,878 5,085
Barclays PLC 1,643,128 3,002
Barratt Developments PLC 70,683 433
Berkeley Group Holdings PLC(Æ) 33,764 1,714
BP PLC 1,682,901 8,217
British American Tobacco PLC 1,609 68
British Land Co. PLC (The)(ö) 295,516 1,895

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BT Group PLC 1,688,647 3,737
Centrica PLC(Æ) 1,294,430 1,278
Compass Group PLC 341,749 7,198
Croda International PLC(Æ) 9,335 904
Diageo PLC 133,689 6,625
Direct Line Insurance Group PLC 273,501 869
easyJet PLC(Æ) 209,191 1,436
Experian PLC 40,577 1,406
Ferguson PLC 3,381 426
GlaxoSmithKline PLC - ADR 77,547 1,746
Halma PLC 17,565 541
HSBC Holdings PLC 1,518,011 9,475
Intermediate Capital Group PLC(Æ) 185,912 3,566
Intertek Group PLC 12,220 762
J Sainsbury PLC 2,739,168 7,986
John Wood Group PLC(Æ) 2,359,279 6,600
Johnson Matthey PLC 12,462 344
Kingfisher PLC 469,893 1,477
Land Securities Group PLC(ö) 197,092 1,839
Legal & General Group PLC 187,324 583
Linde PLC 50,210 16,035
Lloyds Banking Group PLC 940,284 530
Marks & Spencer Group PLC(Æ) 405,951 696
Natwest Group PLC 1,572,294 4,227
Persimmon PLC Class A 53,218 1,388
Reckitt Benckiser Group PLC 51,994 4,056
RELX PLC 56,726 1,694
Sage Group PLC (The) 79,547 732
Scottish & Southern Energy PLC 58,109 1,354
Segro PLC(ö) 261,000 4,368
Smith & Nephew PLC 230,960 3,737
Spirax-Sarco Engineering PLC 3,538 535
St. James's Place PLC 155,726 2,484
Standard Chartered PLC 1,427,995 9,784
Taylor Wimpey PLC 275,724 433
TechnipFMC PLC(Æ) 657,459 4,550
Tesco PLC 2,431,191 8,259
Travis Perkins PLC 402,337 6,125
Unilever PLC 144,194 6,698
United Utilities Group PLC 29,151 419
Vodafone Group PLC 3,292,134 4,981
Wausau Paper Corp. 396,544 4,918
Weir Group PLC (The) 417,533 8,012
200,084
United States - 2.8%
Accenture PLC Class A 51,730 15,538
Allegion PLC 107,206 12,247
Amdocs, Ltd. 85,971 6,851
Aon PLC Class A 33,419 9,624
James Hardie Industries PLC 79,045 2,273
Lululemon Athletica, Inc.(Æ) 11,942 4,234
50,767
Total Common Stocks
(cost $1,678,728) 1,616,414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 1.7%
Germany - 1.1%
Henkel AG & Co. KGaA
2.903% (Ÿ) 48,282 3,122
Porsche Automobil Holding SE
3.502% (Ÿ) 5,196 435
Sartorius AG
0.365% (Ÿ) 15,869 6,011
Volkswagen AG
5.186% (Ÿ) 63,976 10,037
19,605
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 213,570 9,973
Total Preferred Stocks
(cost $32,144) 29,578
Warrants and Rights - 0.0%
Australia - 0.0%
Magellan Financial Group, Ltd. (Æ)
2027 Warrants  2,176 2
Total Warrants and Rights
(cost $—) 2
Short-Term Investments - 5.6%
United States - 5.6%
U.S. Cash Management Fund(@) 99,104,443 (∞) 99,075
Total Short-Term Investments
(cost $99,073) 99,075
Other Securities - 2.4%
U.S. Cash Collateral Fund(@)(×) 43,173,809 (∞) 43,174
Total Other Securities
(cost $43,174) 43,174
Total Investments - 100.5%
(identified cost $1,853,119) 1,788,243
Other Assets and Liabilities, Net
- (0.5)%
(8,184)
Net Assets - 100.0%
1,780,059

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 91
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.1%
ABN AMRO Bank NV 10/03/19 EUR 216,245 17.40 3,763
2,697
Adyen NV 07/25/19 EUR 1,720 933.05 1,605
2,877
Amundi SA 02/28/19 EUR 72,413 66.80 4,837
4,320
Cellnex Telecom SA 02/27/18 EUR 211,468 42.07 8,896
9,886
Covestro AG 06/26/19 EUR 225,325 44.99 10,137
9,813
Euronext NV 04/29/22 EUR 8,975 81.03 727
725
Reliance Industries, Ltd. 10/21/20 INR 65,461 58.50 3,829
4,669
WH Group, Ltd. 06/26/19 HKD 1,313,500 0.80 1,046
904
Zalando SE 12/12/19 EUR 54,983 61.68 3,392 2,181
38,072
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 56 EUR 7,912 05/22
(13)
ASX SPI 200 Index Futures 514 AUD 95,206 06/22
2,913
CAC40 Euro Index Futures 329 EUR 21,308 05/22
53
DAX Index Futures 42 EUR 14,795 06/22
144
EURO STOXX 50 Index Futures 319 EUR 11,918 06/22
231
FTSE 100 Index Futures 261 GBP 19,609 06/22
910
FTSE/MIB Index Futures 40 EUR 4,784 06/22
170
Hang Seng Index Futures 11 HKD 11,552 05/22
85
IBEX 35 Index Futures 56 EUR 4,799 05/22
27
MSCI Singapore Index Futures 30 SGD 941 05/22
12
OMXS30 Index Futures 257 SEK 52,858 05/22
(98)
S&P/TSX 60 Index Futures 517 CAD 129,457 06/22
(3,283)
TOPIX Index Futures 231 JPY 4,395,929 06/22 2,613
Short Positions
MSCI Emerging Markets Index Futures 2,649 USD 140,053 06/22
(1,434)
S&P 500 E-Mini Index Futures 251 USD 51,800 06/22 1,029
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,359
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 18,569 AUD 25,296 06/15/22 (682)
Bank of America USD 7,466 CAD 9,500 06/15/22 (72)
Bank of America USD 21,732 CAD 27,843 06/15/22 (60)
Bank of America USD 7,826 CHF 7,609 05/03/22 (4)
Bank of America USD 757 DKK 5,339 05/03/22 —
Bank of America USD 9,029 EUR 8,147 06/15/22 (418)
Bank of America USD 4,823 GBP 3,662 06/15/22 (218)
Bank of America USD 10,991 JPY 1,405,000 06/15/22 (150)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 12,026 JPY 1,388,144 06/15/22 (1,316)
Bank of America USD 1,875 NOK 17,529 05/03/22 (6)
Bank of America USD 324 TRY 4,818 05/06/22 —
Bank of America CHF 6,780 USD 7,334 06/15/22 349
Bank of America EUR 5,984 USD 6,311 05/03/22 (1)
Bank of America GBP 3,015 USD 3,793 05/04/22 2
Bank of America SEK 281 USD 29 05/03/22 —
Bank of America ZAR 5,646 USD 358 05/05/22 1
Citigroup USD 10,766 SEK 104,560 06/15/22 (105)
HSBC USD 18,561 AUD 25,296 06/15/22 (674)
HSBC USD 21,713 CAD 27,843 06/15/22 (42)
HSBC USD 9,020 EUR 8,147 06/15/22 (409)
HSBC USD 4,820 GBP 3,662 06/15/22 (215)
HSBC USD 12,034 JPY 1,388,144 06/15/22 (1,323)
HSBC CHF 6,780 USD 7,339 06/15/22 354
JPMorgan Chase USD 18,563 AUD 25,296 06/15/22 (676)
JPMorgan Chase USD 21,702 CAD 27,843 06/15/22 (30)
JPMorgan Chase USD 8,992 EUR 8,147 06/15/22 (381)
JPMorgan Chase USD 4,814 GBP 3,662 06/15/22 (209)
JPMorgan Chase USD 12,013 JPY 1,388,144 06/15/22 (1,303)
JPMorgan Chase CHF 6,780 USD 7,333 06/15/22 348
Morgan Stanley USD 10,714 CAD 13,650 06/15/22 (90)
Morgan Stanley EUR 19,680 USD 21,544 06/15/22 743
Royal Bank of Canada USD 1,064 AUD 1,488 05/03/22 (13)
Royal Bank of Canada USD 18,545 AUD 25,296 06/15/22 (658)
Royal Bank of Canada USD 2,348 CAD 3,018 05/03/22 1
Royal Bank of Canada USD 21,738 CAD 27,843 06/15/22 (67)
Royal Bank of Canada USD 9,028 EUR 8,147 06/15/22 (417)
Royal Bank of Canada USD 4,815 GBP 3,662 06/15/22 (210)
Royal Bank of Canada USD 1,469 HKD 11,524 05/04/22 —
Royal Bank of Canada USD 12,011 JPY 1,388,144 06/15/22 (1,299)
Royal Bank of Canada USD 519 NZD 795 05/03/22 (5)
Royal Bank of Canada CHF 6,780 USD 7,346 06/15/22 361
Royal Bank of Canada SGD 1,345 USD 974 05/05/22 1
Standard Chartered USD 18,556 AUD 25,296 06/15/22 (669)
Standard Chartered USD 21,709 CAD 27,843 06/15/22 (37)
Standard Chartered USD 9,016 EUR 8,147 06/15/22 (405)
Standard Chartered USD 4,818 GBP 3,662 06/15/22 (213)
Standard Chartered USD 12,018 JPY 1,388,144 06/15/22 (1,307)
Standard Chartered AUD 24,490 USD 17,866 06/15/22 550
Standard Chartered CHF 6,780 USD 7,329 06/15/22 344
State Street USD 20,954 DKK 140,300 06/15/22 (1,018)
State Street USD 10,794 NOK 96,290 06/15/22 (526)
State Street USD 3,828 NZD 5,600 06/15/22 (213)
State Street USD 7,919 SEK 76,460 06/15/22 (124)
State Street USD 309 SGD 420 06/15/22 (6)
State Street BRL 2,026 USD 407 05/03/22 (3)
State Street EUR 10,300 USD 11,261 06/15/22 373
State Street HKD 2,290 USD 293 06/15/22 1
State Street NZD 13,500 USD 9,360 06/15/22 645
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (11,501)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 93
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 346 $ — $ —
$ —
$ 346 —
*
Australia 1,118 43,121 —
—
44,239 2. 5
Austria — 6,725 —
—
6,725 0.4
Belgium — 5,091 —
—
5,091 0. 3
Brazil 14,893 661 —
—
15,554 0.9
Burkina Faso 1,646 — —
—
1,646 0.1
Canada 81,029 — —
—
81,029 4. 6
China 4,578 24,854 —
—
29,432 1.7
Denmark — 21,154 —
—
21,154 1. 2
Finland — 28,659 —
—
28,659 1. 6
France 1,764 151,286 —
—
153,050 8. 6
Germany — 70,207 —
—
70,207 3. 9
Hong Kong — 49,172 —
—
49,172 2. 8
India — 23,936 —
—
23,936 1. 3
Indonesia — 4,001 —
—
4,001 0.2
Ireland 3,299 21,488 —
—
24,787 1.4
Israel 953 2,046 —
—
2,999 0.2
Italy — 30,000 —
—
30,000 1.7
Japan — 309,398 —
—
309,398 17. 4
Jersey — 1,234 —
—
1,234 0.1
Luxembourg — 11,672 —
—
11,672 0.7
Macao — 7,608 —
—
7,608 0.4
Malaysia — 1,785 —
—
1,785 0.1
Mexico 9,980 — —
—
9,980 0.6
Netherlands 1,143 88,792 —
—
89,935 5. 0
New Zealand — 6,826 —
—
6,826 0.4
Norway — 8,287 —
—
8,287 0. 5
Portugal — 747 —
—
747 —
*
Russia — — —
—
— —
Singapore — 7,682 —
—
7,682 0. 4
South Africa — 2,023 —
—
2,023 0.1
South Korea 3,536 27,722 —
—
31,258 1.8
Spain — 36,100 —
—
36,100 2. 0
Sweden — 35,725 —
—
35,725 2.0
Switzerland — 167,354 —
—
167,354 9.4
Taiwan 11,912 27,406 —
—
39,318 2.2
Thailand — 4,223 —
—
4,223 0.2
Turkey — 2,381 —
—
2,381 0.1
United Kingdom 4,550 195,534 —
—
200,084 11. 2

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United States 48,494 2,273 —
—
50,767 2. 8
Preferred Stocks — 29,578 — — 29,578 1.7
Warrants and Rights 2 — — — 2 —
*
Short-Term Investments — — — 99,075 99,075 5.6
Other Securities — — — 43,174 43,174 2.4
Total Investments 189,243 1,456,751 — 142,249 1,788,243 100.5
Other Assets and Liabilities, Net
(0 . 5)
100.0
Other Financial Instruments
Assets
Futures Contracts 8,187 — — — 8,187 0.5
Foreign Currency Exchange Contracts 5 4,06 8 — — 4,07 3 0.2
A
Liabilities
Futures Contracts (4,828) — — — (4,828) (0.3)
Foreign Currency Exchange Contracts (33) (15,541) — — (15,574) (0.9)
Total Other Financial Instruments
**
$ 3,33 1 $ (11,473) $ — $ — $ (8,142)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
240,636
Consumer Staples ...................................................................
108,592
Energy ....................................................................................
82,329
Financial Services ...................................................................
394,452
Health Care .............................................................................
146,729
Materials and Processing ........................................................
183,492
Producer Durables ..................................................................
214,367
Technology ..............................................................................
170,089
Utilities ...................................................................................
75,728
Preferred Stocks
Consumer Discretionary ..........................................................
10,472
Consumer Staples ...................................................................
3,122

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 95
Technology ..............................................................................
15,984
Warrants and Rights ....................................................................
2
Short-Term Investments ................................................................
99,075
Other Securities ...........................................................................
43,174
Total Investments .................................................................... 1,788,243

See accompanying notes which are an integral part of the financial statements.
96 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4,073
Variation margin on futures contracts* 8,187 —
Total
$ 8,187 $ 4,073
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4,828 $ —
Unrealized depreciation on foreign currency exchange contracts — 15,574
Total
$ 4,828 $ 15,574
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 26,324 $ —
Foreign currency exchange contracts — (12,339)
Total
$ 26,324 $ (12,339)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (416) $ —
Foreign currency exchange contracts — (11,888)
Total
$ (416) $ (11,888)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 97
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 41,238 $ — $ 41,238
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,073 — 4,073
Total Financial and Derivative Assets
45,311 — 45,311
Financial and Derivative Assets not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Assets subject to a netting agreement
$ 45,306 $ — $ 45,306
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 17,147 $ 349 $ 16,797 $ 1
Bank of Nova Scotia
1,336 — 1,336 —
Barclays
1,787 — 1,787 —
Citigroup
10,195 — 10,195 —
Credit Suisse
4,173 — 4,173 —
HSBC
4,600 354 4,246 —
JPMorgan Chase
348 348 — —
Morgan Stanley
742 90 — 652
Royal Bank of Canada
361 361 — —
Standard Chartered
894 894 — —
State Street
1,019 1,019 — —
UBS
2,704 — 2,704 —
Total
$ 45,306 $ 3,415 $ 41,238 $ 653

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 15,574 $ — $ 15,574
Total Financial and Derivative Liabilities
15,574 — 15,574
Financial and Derivative Liabilities not subject to a netting agreement
(33) — (33)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 15,54 1 $ — $ 15,54 1
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,915 $ 349 $ — $ 2,566
Citigroup 105 — — 105
HSBC 2,662 354 — 2,308
JPMorgan Chase 2,599 348 — 2,251
Morgan Stanley 90 90 — —
Royal Bank of Canada 2,651 361 — 2,290
Standard Chartered 2,631 894 — 1,737
State Street 1,88 8 1,019 — 86 9
Total
$ 15,54 1 $ 3,415 $ — $ 12,12 6
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 99
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,853,119
Investments, at fair value(*)(>) ......................................................................................................................................................
1,788,243
Foreign currency holdings(^) ......................................................................................................................................................... 3,475
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,073
Receivables:
Dividends and interest ....................................................................................................................................................... 7,816
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 56,526
Fund shares sold ................................................................................................................................................................ 1,189
Foreign capital gains taxes recoverable ............................................................................................................................. 6,216
From broker(a) ................................................................................................................................................................... 28,796
Variation margin on futures contracts ................................................................................................................................. 3,374
Prepaid expenses ........................................................................................................................................................................... 25
Total assets .................................................................................................................................................
1,899,750
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 57,592
Fund shares redeemed ....................................................................................................................................................... 1,634
Accrued fees to affiliates .................................................................................................................................................... 1,279
Other accrued expenses ..................................................................................................................................................... 277
Deferred capital gains tax liability ..................................................................................................................................... 161
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 15,574
Payable upon return of securities loaned ....................................................................................................................................... 43,174
Total liabilities .............................................................................................................................................
119,691
Net Assets ............................................................................................................................................................
$ 1,780,059

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
100 International Developed Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (60,969)
Shares of beneficial interest ...........................................................................................................................................................
470
Additional paid-in capital ..............................................................................................................................................................
1,840,558
Net Assets ............................................................................................................................................................
$ 1,780,059
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 37.87
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 40.18
Class A — Net assets ............................................................................................................................................................. $ 19,911,066
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 525,716
Net asset value per share: Class C(#) ............................................................................................................................................. $ 38.27
Class C — Net assets ............................................................................................................................................................. $ 7,763,980
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 202,892
Net asset value per share: Class M(#) ............................................................................................................................................ $ 37.86
Class M — Net assets ............................................................................................................................................................ $ 316,270,392
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 8,354,267
Net asset value per share: Class S(#) .............................................................................................................................................. $ 37.89
Class S — Net assets ............................................................................................................................................................. $ 1,384,239,544
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 36,528,967
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 37.90
Class Y — Net assets ............................................................................................................................................................. $ 51,874,390
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,368,619
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,566
(*)     Securities on loan included in investments $ 41,238
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 142,249
(a)     Receivable from Broker for Futures $ 28,796
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 101
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 28,897
Dividends from affiliated funds ......................................................................................................................................... 34
Securities lending income (net) ......................................................................................................................................... 51
Less foreign taxes withheld ............................................................................................................................................... (3,442)
Total investment income ...............................................................................................................................................................
25,540
Expenses
Advisory fees .................................................................................................................................................................... 6,731
Administrative fees ........................................................................................................................................................... 462
Custodian fees ................................................................................................................................................................... 209
Distribution fees - Class A ................................................................................................................................................ 27
Distribution fees - Class C ................................................................................................................................................ 33
Transfer agent fees - Class A ............................................................................................................................................ 22
Transfer agent fees - Class C ............................................................................................................................................. 9
Transfer agent fees - Class M ............................................................................................................................................ 345
Transfer agent fees - Class S ............................................................................................................................................. 1,491
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 110
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 11
Trustees’ fees .................................................................................................................................................................... 41
Printing fees ...................................................................................................................................................................... 65
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 9,623
Expense reductions ........................................................................................................................................................... (819)
Net expenses .................................................................................................................................................................................
8,804
Net investment income (loss) ........................................................................................................................................................
16,736
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $16) ...................................................................................................... 13,438
Investments in affiliated funds .......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 26,324
Foreign currency exchange contracts ................................................................................................................................ (12,339)
Foreign currency-related transactions ............................................................................................................................... (530)
Net realized gain (loss) ..................................................................................................................................................................
26,888
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $166 ) .............................................................. (271,365)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (416)
Foreign currency exchange contracts ................................................................................................................................ (11,888)
Foreign currency-related transactions ............................................................................................................................... 4 39
Net change in unrealized appreciation (depreciation) ................................................................................................................... (283,228)
Net realized and unrealized gain (loss) ......................................................................................................................................... (256,340)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (239,604)

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
102 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 16,736 $ 37,529
Net realized gain (loss) ...................................................................................................................... 26,888 130,140
Net change in unrealized appreciation (depreciation) ....................................................................... (283,228) 467,991
Net increase (decrease) in net assets from operations ............................................................................. (239,604) 635,660
Distributions
To shareholders
Class A .......................................................................................................................................... (670) (184)
Class C .......................................................................................................................................... (209) (5)
Class M ......................................................................................................................................... (12,252) (3,133)
Class S ........................................................................................................................................... (51,587) (17,980)
Class Y .......................................................................................................................................... (2,017) (690)
Net decrease in net assets from distributions .......................................................................................... (66,735) (21,992)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 49,596 (238,860)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(256,743) 374,808
Net Assets
Beginning of period .................................................................................................................................
2,036,802 1,661,994
End of period ..........................................................................................................................................
$ 1,780,059 $ 2,036,802

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 103
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 29 $ 1,174 56 $ 2,333
Proceeds from reinvestment of distributions 16 662 5 181
Payments for shares redeemed (45) (1,935) (97) (4,008)
Net increase (decrease)
( — ) ** (99) (36) (1,494)
Class C
Proceeds from shares sold 3 129 8 326
Proceeds from reinvestment of distributions 5 209 — ** 5
Payments for shares redeemed (22) (903) (53) (2,181)
Net increase (decrease)
(14) (565) (45) (1,850)
Class M
Proceeds from shares sold 586 24,305 3,637 147,080
Proceeds from reinvestment of distributions 297 12,249 81 3,132
Payments for shares redeemed (714) (29,526) (1,466) (61,111)
Net increase (decrease)
169 7,028 2,252 89,101
Class S
Proceeds from shares sold 3,054 125,653 4,068 171,411
Proceeds from reinvestment of distributions 1,242 51,336 459 17,903
Payments for shares redeemed (3,224) (133,238) (12,537) (509,604)
Net increase (decrease)
1,072 43,751 (8,010) (320,290)
Class Y
Proceeds from shares sold 9 405 90 3,917
Proceeds from reinvestment of distributions 49 2,017 18 690
Payments for shares redeemed (70) (2,941) (220) (8,934)
Net increase (decrease)
(12) (519) (112) (4,327)
Total increase (decrease)
1,215 $ 49,596 (5,951) $ (238,860)
**     Less than 500 shares.

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
104 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 44.41 .30 (5.52) (5.22) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
Class C
April 30, 2022* 44.66 .13 (5.54) (5.41) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
Class M
April 30, 2022* 44.49 .38 (5.51) (5.13) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(3) 36.02 .40 4.67 5.07 — —
Class S
April 30, 2022* 44.51 .36 (5.52) (5.16) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
Class Y
April 30, 2022* 44.56 .39 (5.53) (5.14) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 105
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.32) 37.87 (12.00) 19,911 1.25 1.22 1.43 17
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.98) 38.27 (12.31) 7,764 2.00 1.97 .64 17
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(1.50) 37.86 (11.81) 316,270 1.00 .83 1.83 17
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(1.46) 37.89 (11.88) 1,384,240 1.00 .93 1.73 17
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(1.52) 37.90 (11.79) 51,874 .80 .77 1.88 17
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
106 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 987,845
Administration fees 72,549
Distribution fees 9,208
Shareholder servicing fees 1,678
Transfer agent fees 207,933
Trustee fees 49
$ 1,279,262
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 11,424 $ 100,229 $ 68,479 $ — $ — $ 43,174 $ — $ —
U.S. Cash Management Fund 36,351 300,411 237,684 (5) 2 99,075 34 —
$ 47,775 $ 400,640 $ 306,163 $ (5) $ 2 $ 142,249 $ 34 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,879,167,697 $ 207,584,255 $ (306,650,039) $ (99,065,784)

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Global Equity Fund 107
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 894.80 $ 1,018.65
Expenses Paid During Period* $ 5.83 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 891.60 $ 1,014.93
Expenses Paid During Period* $ 9.33 $ 9.94
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 896.10 $ 1,020.38
Expenses Paid During Period* $ 4.18 $ 4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
108 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 895.30 $ 1,019.89
Expenses Paid During Period* $ 4.65 $ 4.96
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 896.60 $ 1,020.88
Expenses Paid During Period* $ 3.71 $ 3.96
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.8%
Argentina - 0.0%
YPF SA - ADR(Æ) 57,791 245
Australia - 0.5%
ASX, Ltd. - ADR 4,827 290
BHP Group, Ltd. 39,127 1,315
BHP Group, Ltd. - ADR 31,683 1,065
Brambles, Ltd. 35,226 260
Commonwealth Bank of Australia - ADR 18,152 1,315
Rio Tinto PLC 4,353 309
South32, Ltd. Class B 79,910 266
Wesfarmers, Ltd.(Æ) 6,830 236
5,056
Austria - 0.1%
Erste Group Bank AG 51,613 1,594
Belgium - 0.2%
Ageas SA 42,784 2,051
Brazil - 0.5%
Atacadao SA 179,400 746
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 256,400 2,310
Telefonica Brasil SA 191,200 2,057
Ultrapar Participacoes SA 231,600 612
5,725
Burkina Faso - 0.1%
Endeavour Mining PLC 49,026 1,200
Canada - 2.7%
Agnico Eagle Mines, Ltd. 8,284 482
ARC Resources, Ltd. 102,750 1,424
Barrick Gold Corp. 130,346 2,907
Brookfield Asset Management, Inc.
Class A 33,037 1,647
CAE, Inc.(Æ) 165,884 3,945
Cameco Corp. Class A 52,024 1,343
Canadian National Railway Co. 48,209 5,670
Intact Financial Corp. 4,353 609
Kinross Gold Corp. 277,591 1,410
Royal Bank of Canada - GDR 16,787 1,695
Shopify, Inc. Class A(Æ) 176 75
Sun Life Financial, Inc. 22,365 1,113
Suncor Energy, Inc. 149,135 5,361
Thomson Reuters Corp.(Æ) 7,851 785
Toronto-Dominion Bank (The) 19,921 1,439
29,905
China - 0.8%
China Construction Bank Corp. Class H 2,390,074 1,698
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,416,000 1,762
Industrial & Commercial Bank of China,
Ltd. Class H 1,048,000 632
Li Ning Co., Ltd. 137,000 1,071
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 81,900 3,842
9,005
Denmark - 0.1%
DSV Panalpina A/S 7,422 1,212
Finland - 0.5%
Elisa OYJ 6,205 363
Kone OYJ Class B 4,747 228
Nokia OYJ 540,372 2,750
Orion OYJ Class B 5,082 199
Sampo OYJ Class A 16,399 790
UPM- Kymmene OYJ 22,365 768
5,098
France - 4.5%
AXA SA 146,097 3,868
BNP Paribas SA 143,309 7,351
Capgemini SE 13,308 2,707
Carrefour SA 96,117 2,038
Cie de Saint-Gobain SA 69,128 4,023
Dassault Aviation SA 10,145 1,716
Dassault Systemes SE 6,430 286
Engie SA 276,967 3,253
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,137 3,287
Orange SA - ADR 209,264 2,492
Publicis Groupe SA - ADR 36,487 2,184
Renault SA(Æ) 56,970 1,381
Rexel SA Class H 58,501 1,200
Sanofi - ADR 9,076 955
Schneider Electric SE 16,867 2,402
SCOR SE - ADR 43,924 1,235
Societe Generale SA 100,738 2,393
Total SA 130,976 6,453
49,224
Germany - 3.0%
Bayerische Motoren Werke
Aktiengesellschaft 83,398 6,906
Brenntag SE 18,625 1,453
Ceconomy AG 164,511 570
Continental AG 19,048 1,326
Daimler AG 183,723 13,002
Daimler Truck Holding AG(Æ) 158,636 4,286
Deutsche Boerse AG 4,589 804
Fresenius SE & Co. KGaA 90,142 3,214
Hannover Rueck SE 2,604 409
Muenchener Rueckversicherungs-
Gesellschaft AG 4,983 1,192
33,162
Hong Kong - 1.4%
AIA Group, Ltd. 534,600 5,224
CK Asset Holdings, Ltd. 353,500 2,393
CLP Holdings, Ltd. 55,000 535
Hang Seng Bank, Ltd. 24,300 429

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
110 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong Exchanges & Clearing, Ltd. 25,900 1,098
Link Real Estate Investment Trust(ö) 22,898 197
Power Assets Holdings, Ltd. 46,500 312
Techtronic Industries Co., Ltd. 370,404 4,946
WH Group, Ltd.(Þ) 589,500 406
15,540
India - 0.6%
HDFC Bank, Ltd. - ADR 123,517 6,819
Indonesia - 0.5%
Bank Mandiri Persero Tbk PT 4,795,600 2,955
Telkom Indonesia Persero Tbk PT 7,563,000 2,410
5,365
Ireland - 3.1%
Accenture PLC Class A 32,095 9,640
AIB Group PLC 587,272 1,266
Allegion PLC 41,116 4,697
Aon PLC Class A 882 254
Bank of Ireland Group PLC(Æ) 339,274 2,050
Eaton Corp. PLC 7,362 1,068
Icon PLC(Æ) 11,860 2,683
Kerry Group PLC Class A 35,184 3,887
Medtronic PLC 76,045 7,936
Seagate Technology Holdings PLC 13,696 1,124
34,605
Italy - 0.9%
Assicurazioni Generali SpA 128,795 2,431
BPER Banca 466,677 769
Eni SpA - ADR 309,029 4,336
FinecoBank Banca Fineco SpA 16,981 234
UniCredit SpA 283,103 2,582
10,352
Japan - 8.2%
Alfresa Holdings Corp. 80,800 1,101
Alps Alpine Co., Ltd. 100,500 884
Astellas Pharma, Inc. 76,700 1,168
Benesse Holdings, Inc. 9,700 170
Canon, Inc. 22,000 506
Chiyoda Corp.(Æ) 97,700 325
Dai-ichi Life Holdings, Inc. 135,900 2,728
DeNA Co., Ltd. 77,000 1,116
Eisai Co., Ltd. 16,800 732
Fuji Media Holdings, Inc. 18,100 156
Hino Motors, Ltd. 250,600 1,296
Honda Motor Co., Ltd. 175,577 4,611
Inpex Corp. 224,100 2,649
Isuzu Motors, Ltd. 172,600 2,010
Japan Airlines Co., Ltd.(Æ) 105,200 1,737
Japan Exchange Group, Inc. 11,500 172
JGC Holdings Corp. 160,600 1,825
Kamigumi Co., Ltd. 56,700 964
Kao Corp. 20,800 836
KDDI Corp. 38,900 1,290
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keyence Corp. 6,300 2,542
Kirin Holdings Co., Ltd. 109,100 1,602
Kyocera Corp. 11,100 587
Medipal Holdings Corp. 8,400 138
Mitsubishi Electric Corp. 61,500 646
Mitsubishi Estate Co., Ltd. 159,400 2,309
Mitsubishi Heavy Industries, Ltd. 38,700 1,324
Mitsubishi Motors Corp.(Æ) 229,800 576
Mitsubishi UFJ Financial Group, Inc. 634,600 3,688
MS&AD Insurance Group Holdings, Inc. 84,200 2,516
Nikon Corp. 135,600 1,531
Nintendo Co., Ltd. 2,000 922
Nippon Television Holdings, Inc. 55,500 533
Nissan Motor Co., Ltd. 420,700 1,668
Nitto Denko Corp. 6,200 416
Nomura Holdings, Inc. 193,200 739
Ono Pharmaceutical Co., Ltd. 131,800 3,382
Otsuka Holdings Co., Ltd. 19,900 668
Resona Holdings, Inc. 720,400 3,126
Shimamura Co., Ltd. 23,100 2,048
Shin-Etsu Chemical Co., Ltd. 37,800 5,212
Stanley Electric Co., Ltd. 48,600 837
Subaru Corp. 137,100 2,063
Sumitomo Electric Industries, Ltd. 187,600 2,014
Sumitomo Heavy Industries, Ltd. 47,500 1,003
Sumitomo Metal Mining Co., Ltd. 34,600 1,504
Sumitomo Mitsui Banking Corp. 168,600 5,076
Sumitomo Mitsui Trust Holdings, Inc. 78,800 2,441
Sumitomo Rubber Industries, Ltd. 47,900 415
Sushiro Global Holdings, Ltd. 35,000 833
T&D Holdings, Inc. 265,600 3,409
Taiheiyo Cement Corp. 53,500 865
Takeda Pharmaceutical Co., Ltd. 73,700 2,138
THK Co., Ltd. 65,800 1,308
Toppan Printing Co., Ltd. 23,100 382
Toyota Industries Corp. 47,800 2,857
Yamato Holdings Co., Ltd. 86,300 1,619
91,213
Jersey - 0.2%
Aptiv PLC(Æ) 25,125 2,673
Luxembourg - 0.5%
Eurofins Scientific SE 41,516 3,858
RTL Group SA 25,750 1,344
5,202
Malaysia - 0.1%
CIMB Group Holdings BHD 1,091,517 1,301
Mexico - 0.1%
America Movil SAB de CV Class L
- ADR 67,115 1,304
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 163,867 2,044
Heineken NV 100,679 9,821

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ING Groep NV 577,617 5,405
Koninklijke Philips NV 8,113 213
LyondellBasell Industries NV Class A 2,766 293
PostNL NV - ADR(Ñ) 204,918 670
Shell PLC 316,632 8,570
VEON, Ltd.(Æ) 525,150 355
27,371
Norway - 0.1%
Mowi ASA 13,039 370
Norsk Hydro ASA 82,703 697
1,067
Russia - 0.0%
Gazprom PJSC - ADR(Š) 178,672 —
Lukoil PJSC - ADR(Š) 9,117 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC - ADR(Š) 75,846 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 39,740 963
United Overseas Bank, Ltd. 97,001 2,078
Venture Corp., Ltd. 21,200 261
3,302
South Africa - 0.1%
MTN Group, Ltd. 46,523 494
Nedbank Group, Ltd. 1 —
Old Mutual, Ltd. 1,397,562 1,113
1,607
South Korea - 2.6%
Coway Co., Ltd. 29,104 1,629
Hankook Tire & Technology Co., Ltd. 34,029 932
Hyundai Mobis Co., Ltd. 8,463 1,382
KB Financial Group, Inc. 64,315 2,972
KT Corp. - ADR 184,451 2,569
Samsung Electronics Co., Ltd. 205,332 10,911
Shinhan Financial Group Co., Ltd. 132,480 4,401
SK Hynix, Inc. 44,323 3,862
28,658
Spain - 0.3%
CaixaBank SA(Ñ) 1,007,249 3,214
Industria de Diseno Textil SA 28,306 594
3,808
Sweden - 0.3%
Boliden AB 12,969 567
Kinnevik AB Class B(Æ) 11,030 216
Sandvik AB 23,951 450
SKF AB Class B 108,235 1,757
2,990
Switzerland - 5.6%
ABB, Ltd. 28,290 847
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adecco Group AG 71,758 2,777
Chubb, Ltd. 3,236 668
Cie Financiere Richemont SA Class A 20,385 2,370
EMS- Chemie Holding AG 348 311
Garmin, Ltd. 3,537 388
Julius Baer Group, Ltd. 10,269 491
LafargeHolcim , Ltd.(Æ) 78,833 3,856
Nestle SA 139,378 17,995
Novartis AG 139,605 12,350
Partners Group Holding AG 697 739
Roche Holding AG 27,132 10,049
SGS SA 205 526
Swatch Group AG (The) Class B 6,149 1,588
Swisscom AG 877 519
TE Connectivity, Ltd. 7,420 926
UBS Group AG 298,155 5,044
61,444
Taiwan - 2.6%
Catcher Technology Co., Ltd. 303,000 1,482
Hon Hai Precision Industry Co., Ltd. 523,000 1,789
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 270,201 25,110
28,381
Thailand - 0.6%
Kasikornbank PCL 1,063,900 4,646
SCB X PCL 427,600 1,436
6,082
Turkey - 0.1%
Turk Telekomunikasyon AS 1,018,936 692
Turkcell Iletisim Hizmetleri AS 644,477 932
1,624
United Kingdom – 4.9%
Anglo American PLC 63,219 2,805
Babcock International Group PLC(Æ) 251,769 962
BAE Systems PLC 349,244 3,253
Berkeley Group Holdings PLC(Æ) 4,068 207
BP PLC 1,234,146 6,025
British Land Co. PLC (The)(ö) 200,487 1,286
BT Group PLC 1,001,787 2,217
Centrica PLC(Æ) 1,077,665 1,064
CNH Industrial NV 65,128 930
easyJet PLC(Æ) 152,088 1,044
Ferguson PLC 2,150 271
Intermediate Capital Group PLC(Æ) 39,467 757
J Sainsbury PLC 559,066 1,630
Kingfisher PLC 323,188 1,016
Land Securities Group PLC(ö) 133,754 1,248
Linde PLC 29,204 9,325
Linde PLC(Æ) 4,349 1,357
Marks & Spencer Group PLC(Æ) 299,833 514
Natwest Group PLC 627,705 1,688
Persimmon PLC Class A 12,831 335
Reckitt Benckiser Group PLC 3,356 262

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
112 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schroders PLC 4,806 170
St. James's Place PLC 14,599 233
Standard Chartered PLC 478,618 3,279
Unilever PLC 135,480 6,292
Wausau Paper Corp. 283,223 3,513
Weir Group PLC (The) 145,614 2,794
54,477
United States - 46.2%
3M Co. 4,293 619
Abbott Laboratories 15,037 1,707
AbbVie, Inc. 3,722 547
Adobe, Inc.(Æ) 19,382 7,674
Advanced Micro Devices, Inc.(Æ) 3,662 313
Aflac, Inc. 27,057 1,550
Agilent Technologies, Inc. 2,714 324
Air Products & Chemicals, Inc. 4,050 948
Airbnb, Inc. Class A(Æ) 15,901 2,436
Akamai Technologies, Inc.(Æ) 2,083 234
Allstate Corp. (The) 4,365 552
Alphabet, Inc. Class A(Æ) 4,563 10,414
Alphabet, Inc. Class C(Æ) 10,550 24,257
Altria Group, Inc. 5,790 322
Amazon.com, Inc.(Æ) 6,247 15,527
Amcor PLC 16,492 196
Ameren Corp. 3,114 289
American Electric Power Co., Inc. 5,215 517
American Express Co. 12,117 2,117
American International Group, Inc. 4,316 253
American Water Works Co., Inc. 5,876 905
AmerisourceBergen Corp. Class A 2,383 361
Amgen, Inc. 1,439 336
Amphenol Corp. Class A 4,320 309
Analog Devices, Inc. 5,577 861
Ansys , Inc.(Æ) 12,486 3,442
Anthem, Inc.(Æ) 16,267 8,165
AO Smith Corp. 3,285 192
Apple, Inc. 149,144 23,512
Applied Materials, Inc. 37,337 4,120
Arch Capital Group, Ltd.(Æ) 7,430 339
Archer-Daniels-Midland Co. 6,883 616
Ares Management Corp. Class A 24,499 1,622
Arista Networks, Inc.(Æ) 24,351 2,814
Arrow Electronics, Inc.(Æ) 2,419 285
Arthur J Gallagher & Co. 4,007 675
AT&T, Inc. 33,586 633
Atmos Energy Corp. 2,638 299
Autodesk, Inc.(Æ) 25,241 4,778
Automatic Data Processing, Inc. 6,411 1,399
AvalonBay Communities, Inc.(ö) 1,370 312
Baker Hughes, a GE Co. LLC 9,088 282
Bank of America Corp. 21,707 775
Bank of New York Mellon Corp. (The) 8,200 345
Becton Dickinson and Co. 23,721 5,864
Berkshire Hathaway, Inc. Class B(Æ) 4,580 1,479
Best Buy Co., Inc. 3,028 272
Biogen, Inc.(Æ) 1,460 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BlackRock, Inc. Class A 2,061 1,287
Blackstone Group, Inc. (The) Class A 12,073 1,226
Booking Holdings, Inc.(Æ) 526 1,163
Boston Scientific Corp.(Æ) 48,389 2,038
Bristol-Myers Squibb Co. 4,598 346
Broadcom, Inc. 622 345
Broadridge Financial Solutions, Inc. 3,668 529
Cabot Oil & Gas Corp. 56,807 1,635
Capital One Financial Corp. 3,245 404
CarMax, Inc.(Æ) 2,616 224
Cboe Global Markets, Inc. 2,917 330
CBRE Group, Inc. Class A 3,479 289
Centene Corp.(Æ) 5,028 405
CenterPoint Energy, Inc. 1,226 38
Charles Schwab Corp. (The) 165,020 10,946
Chevron Corp. 6,913 1,083
Cigna Corp. 28,648 7,070
Cincinnati Financial Corp. 4,965 609
Cisco Systems, Inc. 42,283 2,071
Citigroup, Inc. 74,518 3,593
Clorox Co. (The) 5,864 841
CME Group, Inc. Class A 48,110 10,552
CMS Energy Corp. 5,896 405
Coca-Cola Co. (The) 41,548 2,684
Cognizant Technology Solutions Corp.
Class A 37,232 3,012
Colgate-Palmolive Co. 17,635 1,359
Comcast Corp. Class A 20,789 827
ConAgra Foods, Inc. 10,975 383
ConocoPhillips Co. 5,499 525
Consolidated Edison, Inc. 5,062 469
Constellation Energy Corp. 3,155 187
Cooper Cos., Inc. (The) 15,039 5,430
Corning, Inc. 16,071 566
Corteva , Inc. 8,554 493
Costco Wholesale Corp. 901 479
CSX Corp. 6,351 218
Cummins, Inc. 4,783 905
CVS Health Corp. 7,003 673
Danaher Corp. 36,350 9,129
Dell Technologies, Inc. Class C 10,023 471
Discover Financial Services 2,550 287
Dollar General Corp. 1,561 371
Dollar Tree, Inc.(Æ) 37,342 6,066
Dominion Energy, Inc. 5,430 443
Dow, Inc. 5,243 349
DowDuPont , Inc. 5,156 340
DR Horton, Inc. 28,623 1,992
DTE Energy Co. 2,731 358
Duke Energy Corp. 3,486 384
Eastman Chemical Co. 1,633 168
Ecolab, Inc. 1,535 260
Edison International 3,063 211
Eli Lilly & Co. 16,327 4,770
Embecta Corp.(Æ) 4,744 144
Emerson Electric Co. 3,286 296
Entergy Corp. 1,004 119

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EOG Resources, Inc. 3,249 379
Equity Residential (ö) 3,511 286
Etsy, Inc.(Æ) 12,951 1,207
Eversource Energy(Æ) 2,708 237
Exelon Corp. 9,467 443
Extra Space Storage, Inc. (ö) 1,409 268
Exxon Mobil Corp. 14,174 1,208
Fastenal Co. 17,401 962
FedEx Corp. 1,204 239
Fidelity National Information Services,
Inc. 71,164 7,056
Fifth Third Bancorp 5,876 221
FirstEnergy Corp. 5,606 243
Fiserv, Inc.(Æ) 2,775 272
FleetCor Technologies, Inc.(Æ) 8,093 2,019
Ford Motor Co. 20,164 286
Fortive Corp. 4,824 277
Gartner, Inc.(Æ) 8,571 2,490
General Dynamics Corp. 2,861 677
General Electric Co. 1,501 112
General Mills, Inc. 6,623 468
General Motors Co.(Æ) 5,844 222
Genuine Parts Co. 3,840 499
GoDaddy , Inc. Class A(Æ) 13,824 1,117
Goldman Sachs Group, Inc. (The) 1,609 492
Halliburton Co. 76,028 2,708
HCA Healthcare, Inc. 33,273 7,139
Hershey Co. (The) 4,733 1,069
Hewlett Packard Enterprise Co. Class H 24,233 373
Home Depot, Inc. (The) 9,128 2,742
Honeywell International, Inc. 6,897 1,335
Hormel Foods Corp. 14,285 748
Humana, Inc. 836 372
Illinois Tool Works, Inc. 6,832 1,347
Illumina, Inc.(Æ) 5,975 1,772
Ingersoll Rand, Inc. 44,410 1,952
Intel Corp. 31,451 1,371
International Business Machines Corp. 4,861 643
International Flavors & Fragrances, Inc. 2,149 261
International Paper Co. 3,527 163
Interpublic Group of Cos., Inc. (The) 12,188 398
Invitation Homes, Inc.(ö) 6,073 242
Jacobs Engineering Group, Inc. 2,300 319
JM Smucker Co. (The) 1,526 209
Johnson & Johnson 35,239 6,359
Johnson Controls International PLC(Æ) 47,146 2,823
JPMorgan Chase & Co. 40,092 4,785
Juniper Networks, Inc. 8,953 282
Keurig Dr Pepper, Inc. 8,862 331
Kimberly-Clark Corp. 14,153 1,965
Kinder Morgan, Inc. 28,100 510
KKR & Co., Inc. Class A 4,077 208
Kraft Heinz Foods Co. 8,971 382
Kroger Co. (The) 7,782 420
L3Harris Technologies, Inc. 7,669 1,781
Laboratory Corp. of America Holdings 1,323 318
Lam Research Corp. 476 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lennar Corp. Class A 14,221 1,088
LKQ Corp. 3,121 155
Lockheed Martin Corp. 3,423 1,479
Lululemon Athletica , Inc.(Æ) 4,231 1,500
Marathon Petroleum Corp. 5,388 470
Marsh & McLennan Cos., Inc. 30,953 5,005
Marvell Technology, Inc. 35,688 2,073
MasterCard, Inc. Class A 33,605 12,211
McDonald's Corp. 4,482 1,117
Medical Properties Trust, Inc.(ö) 12,733 234
Merck & Co., Inc. 4,069 361
Meta Platforms, Inc. Class A(Æ) 51,912 10,407
MetLife, Inc. 7,756 509
Micron Technology, Inc. 128,401 8,756
Microsoft Corp. 99,692 27,666
Mid-America Apartment Communities,
Inc. (ö) 1,222 240
Middleby Corp.(Æ) 9,864 1,518
Mondelez International, Inc. Class A 24,557 1,583
Monster Beverage Corp.(Æ) 2,982 255
Moody's Corp. 740 234
Morgan Stanley 5,964 481
Nasdaq, Inc. 1,233 194
Netflix, Inc.(Æ) 496 94
Newmont Corp. 18,347 1,337
NextEra Energy, Inc. 11,676 829
Northern Trust Corp. 2,171 224
Northrop Grumman Corp. 17,423 7,656
Nucor Corp. 2,981 461
NVIDIA Corp. 5,127 951
Okta , Inc.(Æ) 9,086 1,084
Omnicom Group, Inc. 2,112 161
ONEOK, Inc. 4,230 268
Oracle Corp. 5,395 396
PACCAR, Inc. 4,945 411
Packaging Corp. of America 1,291 208
Palo Alto Networks, Inc.(Æ) 5,490 3,081
Paychex, Inc. 12,268 1,555
PepsiCo, Inc. 41,771 7,172
Pfizer, Inc. 88,350 4,335
Phillips 66 3,817 331
Pioneer Natural Resources Co. 1,640 381
PNC Financial Services Group, Inc.
(The) 2,588 430
Procter & Gamble Co. (The) 58,072 9,323
Progressive Corp. (The) 29,357 3,152
Prologis, Inc.(ö) 2,717 436
Prudential Financial, Inc. 1,808 196
Public Service Enterprise Group, Inc. 4,230 295
Public Storage(ö) 3,227 1,199
PulteGroup, Inc. 4,230 177
Quest Diagnostics, Inc. 1,803 241
Raytheon Technologies Corp.(Æ) 8,058 765
Realty Income Corp. (ö) 4,068 282
Republic Services, Inc. Class A 10,579 1,420
Rockwell Automation, Inc. 3,862 976
Roper Technologies, Inc. 674 317

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
S&P Global, Inc. 27,845 10,484
Salesforce, Inc.(Æ) 12,460 2,192
Sempra Energy 4,287 692
Sherwin-Williams Co. (The) 968 266
Skyworks Solutions, Inc. 1,679 190
Snap, Inc. Class A(Æ) 59,924 1,705
Snap-on, Inc. 1,223 260
Southern Co. (The) 4,724 347
SS&C Technologies Holdings, Inc. 6,512 421
Stanley Black & Decker, Inc. 6,228 748
Starbucks Corp. 14,426 1,077
State Street Corp. 3,630 243
STERIS PLC 1,011 227
Stryker Corp. 1,062 256
Synchrony Financial 6,029 222
T. Rowe Price Group, Inc. 8,222 1,012
Tesla, Inc.(Æ) 1,789 1,558
Texas Instruments, Inc. 12,466 2,122
Textron, Inc. 1,925 133
Thermo Fisher Scientific, Inc. 777 430
TJX Cos., Inc. (The) 18,712 1,147
T-Mobile US, Inc.(Æ) 5,754 709
Travelers Cos., Inc. (The) 10,359 1,772
Truist Financial Corp. 3,791 183
Tyson Foods, Inc. Class A 5,278 492
UGI Corp. 4,573 157
Ulta Salon Cosmetics & Fragrance, Inc.
(Æ) 9,004 3,573
Union Pacific Corp. 4,222 989
United Rentals, Inc.(Æ) 818 259
UnitedHealth Group, Inc. 32,167 16,358
US Bancorp 7,962 387
Valero Energy Corp. 3,838 428
Veeva Systems, Inc. Class A(Æ) 9,410 1,712
VeriSign, Inc.(Æ) 1,060 189
Verizon Communications, Inc. 19,581 907
Vertex Pharmaceuticals, Inc.(Æ) 8,607 2,352
Viatris , Inc. 21,316 220
Visa, Inc. Class A 2,993 638
Vornado Realty Trust(ö) 4,606 178
Walgreens Boots Alliance, Inc. 10,807 458
Walmart, Inc. 14,598 2,233
Walt Disney Co. (The)(Æ) 53,885 6,015
Waste Connections, Inc. 2,744 379
Waste Management, Inc. 12,935 2,127
WEC Energy Group, Inc.(Æ) 3,323 332
Wells Fargo & Co. 106,968 4,667
West Pharmaceutical Services, Inc. 9,889 3,116
Western Digital Corp.(Æ) 26,010 1,380
Westinghouse Air Brake Technologies
Corp. 1,536 138
Whirlpool Corp. 1,031 187
Workday, Inc. Class A(Æ) 5,173 1,069
WP Carey, Inc.(ö) 2,844 230
WW Grainger, Inc. 1,213 607
Xcel Energy, Inc. 5,672 416
Zimmer Biomet Holdings, Inc. 2,252 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoetis, Inc. Class A 44,649 7,914
511,572
Total Common Stocks
(cost $958,546) 1,050,234
Preferred Stocks - 0.6%
Germany - 0.2%
Henkel AG & Co. KGaA
2.903% (Ÿ) 23,999 1,552
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 102,263 4,775
Total Preferred Stocks
(cost $6,765) 6,327
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 24,392,179 (∞) 24,385
Total Short-Term Investments
(cost $24,385) 24,385
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 3,824,100 (∞) 3,824
Total Other Securities
(cost $3,824) 3,824
Total Investments - 98.0%
(identified cost $993,520) 1,084,770
Other Assets and Liabilities, Net
- 2.0%
22,623
Net Assets - 100.0%
1,107,393

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 115
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.2%
ABN AMRO Bank NV 10/04/19 EUR 163,867 11.95 1,958
2,044
WH Group, Ltd. 04/08/22 HKD 589,500 0.65 385 406
2,450
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX SPI 200 Index Futures 183 AUD 33,896 06/22
1,075
Russell 2000 E-Mini Index Futures 379 USD 35,272 06/22
(2,100)
S&P 500 E-Mini Index Futures 692 USD 142,812 06/22
(3,056)
S&P/TSX 60 Index Futures 36 CAD 9,014 06/22 (216)
Short Positions
Amsterdam Index Futures 47 EUR 6,641 05/22
11
CAC40 Euro Index Futures 279 EUR 18,069 05/22
(76)
DAX Index Futures 35 EUR 12,329 06/22
(164)
EURO STOXX 50 Index Futures 270 EUR 10,087 06/22
(276)
FTSE 100 Index Futures 42 GBP 3,155 06/22
(240)
FTSE/MIB Index Futures 33 EUR 3,947 06/22
(164)
Hang Seng Index Futures 15 HKD 15,752 05/22
(114)
IBEX 35 Index Futures 46 EUR 3,942 05/22
(22)
MSCI Emerging Markets Index Futures 1,636 USD 86,495 06/22
(707)
MSCI Singapore Index Futures 41 SGD 1,287 05/22
(16)
OMXS30 Index Futures 210 SEK 43,192 05/22
73
TOPIX Index Futures 81 JPY 1,541,430 06/22 (878)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,870)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,484 AUD 6,108 06/15/22 (165)
Bank of America USD 340 CHF 330 05/03/22 —
Bank of America USD 786 GBP 625 05/04/22 —
Bank of America USD 386 SEK 3,779 05/03/22 (1)
Bank of America CHF 9,141 USD 9,889 06/15/22 471
Bank of America EUR 10,258 USD 11,370 06/15/22 527
Citigroup USD 10,462 SEK 101,610 06/15/22 (102)
Citigroup NZD 11,910 USD 8,085 06/15/22 397
HSBC USD 4,482 AUD 6,108 06/15/22 (163)
HSBC CHF 9,141 USD 9,894 06/15/22 477
HSBC EUR 10,258 USD 11,357 06/15/22 514
JPMorgan Chase USD 4,482 AUD 6,108 06/15/22 (163)
JPMorgan Chase CHF 9,141 USD 9,886 06/15/22 469

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase EUR 10,258 USD 11,323 06/15/22 479
Morgan Stanley USD 5,785 GBP 4,440 06/15/22 (202)
Morgan Stanley EUR 6,380 USD 6,984 06/15/22 240
Royal Bank of Canada USD 4,478 AUD 6,108 06/15/22 (159)
Royal Bank of Canada USD 577 HKD 4,530 05/04/22 —
Royal Bank of Canada CHF 9,141 USD 9,904 06/15/22 487
Royal Bank of Canada EUR 10,258 USD 11,367 06/15/22 524
Standard Chartered USD 4,481 AUD 6,108 06/15/22 (162)
Standard Chartered USD 5,820 CHF 5,420 06/15/22 (236)
Standard Chartered AUD 9,520 USD 6,945 06/15/22 214
Standard Chartered CHF 9,141 USD 9,882 06/15/22 464
Standard Chartered EUR 10,258 USD 11,353 06/15/22 510
State Street USD 8,394 CAD 10,751 06/15/22 (26)
State Street USD 6,763 DKK 45,281 06/15/22 (329)
State Street USD 5,052 NOK 45,071 06/15/22 (246)
State Street USD 8,339 NZD 12,200 06/15/22 (464)
State Street GBP 6,655 USD 8,764 06/15/22 395
State Street HKD 2,830 USD 362 06/15/22 1
State Street JPY 882,468 USD 7,637 06/15/22 828
State Street SEK 64,450 USD 6,676 06/15/22 104
State Street SGD 120 USD 88 06/15/22 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,685
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 245 $ — $ —
$ —
$ 245 —
*
Australia — 5,056 —
—
5,056 0.5
Austria — 1,594 —
—
1,594 0.1
Belgium — 2,051 —
—
2,051 0.2
Brazil 5,725 — —
—
5,725 0.5
Burkina Faso 1,200 — —
—
1,200 0.1
Canada 29,905 — —
—
29,905 2.7
China — 9,005 —
—
9,005 0.8
Denmark — 1,212 —
—
1,212 0.1
Finland — 5,098 —
—
5,098 0.5
France — 49,224 —
—
49,224 4. 5
Germany — 33,162 —
—
33,162 3.0
Hong Kong — 15,540 —
—
15,540 1.4
India 6,819 — —
—
6,819 0.6
Indonesia — 5,365 —
—
5,365 0.5
Ireland 27,402 7,203 —
—
34,605 3.1

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 117
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Italy — 10,352 —
—
10,352 0.9
Japan — 91,213 —
—
91,213 8. 2
Jersey 2,673 — —
—
2,673 0.2
Luxembourg — 5,202 —
—
5,202 0.5
Malaysia — 1,301 —
—
1,301 0.1
Mexico 1,304 — —
—
1,304 0.1
Netherlands 648 26,723 —
—
27,371 2.5
Norway — 1,067 —
—
1,067 0.1
Russia — — —
—
— —
Singapore — 3,302 —
—
3,302 0.3
South Africa — 1,607 —
—
1,607 0.1
South Korea 2,569 26,089 —
—
28,658 2.6
Spain — 3,808 —
—
3,808 0.3
Sweden — 2,990 —
—
2,990 0. 3
Switzerland 1,982 59,462 —
—
61,444 5. 6
Taiwan 25,110 3,271 —
—
28,381 2.6
Thailand 1,436 4,646 —
—
6,082 0. 6
Turkey — 1,624 —
—
1,624 0.1
United Kingdom 1,357 53,120 —
—
54,477 4.9
United States 511,572 — —
—
511,572 46. 2
Preferred Stocks — 6,327 — — 6,327 0.6
Short-Term Investments — — — 24,385 24,385 2.2
Other Securities — — — 3,824 3,824 0.4
Total Investments 619,947 436,614 — 28,209 1,084,770 98.0
Other Assets and Liabilities, Net
2. 0
100.0
Other Financial Instruments
Assets
Futures Contracts 1,159 — — — 1,159 0.1
Foreign Currency Exchange Contracts — 7,103 — — 7,103 0. 6
A
Liabilities
Futures Contracts (8,029) — — — (8,029) (0.7)
Foreign Currency Exchange Contracts (1) (2,417) — — (2,418) (0.2)
Total Other Financial Instruments
**
$ (6,871) $ 4,68 6 $ — $ — $ (2,18 5 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Equity Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
127,339
Consumer Staples ...................................................................
56,273
Energy ....................................................................................
46,096
Financial Services ...................................................................
212,792
Health Care .............................................................................
142,343
Materials and Processing ........................................................
53,696
Producer Durables ..................................................................
131,596
Technology ..............................................................................
243,841
Utilities ...................................................................................
36,258
Preferred Stocks
Consumer Staples ...................................................................
1,552
Technology ..............................................................................
4,775
Short-Term Investments ................................................................
24,385
Other Securities ...........................................................................
3,824
Total Investments .................................................................... 1,084,770

Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 119
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 7,103
Variation margin on futures contracts* 1,159 —
Total
$ 1,159 $ 7,103
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 8,029 $ —
Unrealized depreciation on foreign currency exchange contracts — 2,418
Total
$ 8,029 $ 2,418
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 12,223 $ —
Foreign currency exchange contracts — 5,554
Total
$ 12,223 $ 5,554
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (13,468) $ —
Foreign currency exchange contracts — 2, 768
Total
$ (13,468) $ 2, 768
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Global Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 3,686 $ — $ 3,686
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 7,103 — 7,103
Total Financial and Derivative Assets
10,789 — 10,789
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 10,789 $ — $ 10,789
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 998 $ 165 $ — $ 833
Barclays
635 — 635 —
Citigroup
3,448 102 3,051 295
HSBC
990 163 — 827
JPMorgan Chase
949 163 — 786
Morgan Stanley
241 202 — 39
Royal Bank of Canada
1,011 159 — 852
Standard Chartered
1,188 398 — 790
State Street
1,329 1,065 — 264
Total
$ 10,789 $ 2,417 $ 3,686 $ 4,686

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 121
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,418 $ — $ 2,418
Total Financial and Derivative Liabilities
2,418 — 2,418
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,418 $ — $ 2,418
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 166 $ 165 $ — $ 1
Citigroup 102 102 — —
HSBC 163 163 — —
JPMorgan Chase 163 163 — —
Morgan Stanley 202 202 — —
Royal Bank of Canada 159 159 — —
Standard Chartered 398 398 — —
State Street 1,065 1,065 — —
Total
$ 2,418 $ 2,417 $ — $ 1
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
122 Global Equity Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 993,520
Investments, at fair value(*)(>) ......................................................................................................................................................
1,084,770
Foreign currency holdings(^) ......................................................................................................................................................... 3,054
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 7,103
Receivables:
Dividends and interest ....................................................................................................................................................... 3,051
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 4,453
Fund shares sold ................................................................................................................................................................ 70
Foreign capital gains taxes recoverable ............................................................................................................................. 1,611
From broker(a) ................................................................................................................................................................... 21,974
Prepaid expenses ........................................................................................................................................................................... 15
Total assets .................................................................................................................................................
1,126,109
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 4,411
Fund shares redeemed ....................................................................................................................................................... 319
Accrued fees to affiliates .................................................................................................................................................... 737
Other accrued expenses ..................................................................................................................................................... 147
Variation margin on futures contracts ................................................................................................................................. 6,860
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,418
Payable upon return of securities loaned ....................................................................................................................................... 3,824
Total liabilities .............................................................................................................................................
18,716
Net Assets ............................................................................................................................................................
$ 1,107,393

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 123
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 87,144
Shares of beneficial interest ...........................................................................................................................................................
1,357
Additional paid-in capital ..............................................................................................................................................................
1,018,892
Net Assets ............................................................................................................................................................
$ 1,107,393
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 8.10
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 8.59
Class A — Net assets ............................................................................................................................................................. $ 7,669,817
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 947,336
Net asset value per share: Class C(#) .............................................................................................................................................
$ 7.92
Class C — Net assets ............................................................................................................................................................. $ 3,468,233
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 438,170
Net asset value per share: Class M(#) ............................................................................................................................................
$ 8.20
Class M — Net assets ............................................................................................................................................................ $ 7,256,592
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 884,495
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 8.21
Class S — Net assets ............................................................................................................................................................. $ 95,718,378
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,658,920
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 8.15
Class Y — Net assets ............................................................................................................................................................. $ 993,280,160
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 121,806,733
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,145
(*)     Securities on loan included in investments $ 3,686
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 28,209
(a)     Receivable from Broker for Futures $ 21,974
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
124 Global Equity Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 15,217
Dividends from affiliated funds ......................................................................................................................................... 21
Securities lending income (net) ......................................................................................................................................... 29
Less foreign taxes withheld ............................................................................................................................................... (1,274)
Total investment income ...............................................................................................................................................................
13,993
Expenses
Advisory fees .................................................................................................................................................................... 5,873
Administrative fees ........................................................................................................................................................... 299
Custodian fees ................................................................................................................................................................... 111
Distribution fees - Class A ................................................................................................................................................ 11
Distribution fees - Class C ................................................................................................................................................ 15
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class M ............................................................................................................................................ 7
Transfer agent fees - Class S ............................................................................................................................................. 108
Transfer agent fees - Class Y ............................................................................................................................................ 25
Professional fees ............................................................................................................................................................... 71
Registration fees ............................................................................................................................................................... 39
Shareholder servicing fees - Class C ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ...................................................................................................................................................................... 17
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 6,624
Expense reductions ........................................................................................................................................................... (1,517)
Net expenses .................................................................................................................................................................................
5,107
Net investment income (loss) ........................................................................................................................................................
8,886
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2) ........................................................................................................ (2,494)
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 12,223
Foreign currency exchange contracts ................................................................................................................................ 5,554
Foreign currency-related transactions ............................................................................................................................... (306)
Net realized gain (loss) ..................................................................................................................................................................
14,970
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 7 ) .................................................................. (140,768)
Futures contracts .............................................................................................................................................................. (13,468)
Foreign currency exchange contracts ................................................................................................................................ 2, 768
Foreign currency-related transactions ............................................................................................................................... (551)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (152,019)
Net realized and unrealized gain (loss) ......................................................................................................................................... (137,049)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (128,163)

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 125
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,886 $ 10,635
Net realized gain (loss) ...................................................................................................................... 14,970 68,851
Net change in unrealized appreciation (depreciation) ....................................................................... (152,019) 182,916
Net increase (decrease) in net assets from operations ............................................................................. (128,163) 262,402
Distributions
To shareholders
Class A .......................................................................................................................................... (598) (1,984)
Class C .......................................................................................................................................... (243) (967)
Class M ......................................................................................................................................... (518) (2,137)
Class S ........................................................................................................................................... (7,654) (29,432)
Class Y .......................................................................................................................................... (81,370) (114,495)
Net decrease in net assets from distributions .......................................................................................... (90,383) (149,015)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (15,673) 652,198
Total Net Increase (Decrease) in Net Assets ..........................................................................
(234,219) 765,585
Net Assets
Beginning of period .................................................................................................................................
1,341,612 576,027
End of period ..........................................................................................................................................
$ 1,107,393 $ 1,341,612

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited)
2021
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
29
$ 266
58
$ 527
Proceeds from reinvestment of distributions
66
598
246
1,978
Payments for shares redeemed
(99)
(900)
(187)
(1,664)
Net increase (decrease)
(4)
(36)
117
841
Class C
Proceeds from shares sold
6
48
27
241
Proceeds from reinvestment of distributions
27
242
122
967
Payments for shares redeemed
(29)
(247)
(152)
(1,330)
Net increase (decrease)
4
43
(3)
(122)
Class M
Proceeds from shares sold
219
1,850
90
828
Proceeds from reinvestment of distributions
57
518
262
2,137
Payments for shares redeemed
(177)
(1,614)
(473)
(4,299)
Net increase (decrease)
99
754
(121)
(1,334)
Class S
Proceeds from shares sold
430
3,907
926
8,412
Proceeds from reinvestment of distributions
815
7,429
3,490
28,474
Payments for shares redeemed
(1,574)
(14,457)
(5,668)
(51,707)
Net increase (decrease)
(329)
(3,121)
(1,252)
(14,821)
Class Y
Proceeds from shares sold
459
4,026
80,445
742,533
Proceeds from reinvestment of distributions
8,991
81,370
14,135
114,495
Payments for shares redeemed
(10,694)
(98,709)
(20,377)
(189,394)
Net increase (decrease)
(1,244)
(13,313)
74,203
667,634
Total increase (decrease)
(1,474)
$ (15,673)
72,944
$ 652,198

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
128 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 9.69 .04 (1.00) (.96) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
Class C
April 30, 2022* 9.45 .01 (.98) (.97) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
Class M
April 30, 2022* 9.82 .06 (1.01) (.95) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(3) 10.64 .04 1.20 1.24 — —
Class S
April 30, 2022* 9.83 .06 (1.02) (.96) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
Class Y
April 30, 2022* 9.77 .07 (1.01) (.94) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 129
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.63) 8.10 (10.52) 7,670 1.48 1.24 1.00 21
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(.56) 7.92 (10.84) 3,468 2.23 1.99 .26 21
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(.67) 8.20 (10.39) 7,257 1.24 .89 1.41 21
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(.66) 8.21 (10.47) 95,718 1.23 .99 1.25 21
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(.68) 8.15 (10.34) 993,280 1.04 .79 1.45 21
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
130 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 661,949
Administration fees 46,613
Distribution fees 3,973
Shareholder servicing fees 768
Transfer agent fees 23,218
$ 736,521
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 11,800 $ 44,569 $ 52,545 $ — $ — $ 3,824 $ — $ —
U.S. Cash Management Fund 35,663 243,725 254,996 (7) — 24,385 21 —
$ 47,463 $ 288,294 $ 307,541 $ (7) $ — $ 28,209 $ 21 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,005,930,347 $ 137,005,294 $ (60,350,007) $ 76,655,287

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Emerging Markets Fund 131
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 847.00 $ 1,017.60
Expenses Paid During Period* $ 6.64 $ 7.25
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 844.20 $ 1,013.88
Expenses Paid During Period* $ 10.06 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 848.90 $ 1,019.34
Expenses Paid During Period* $ 5.04 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
132 Emerging Markets Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 849.40 $ 1,019.59
Expenses Paid During Period* $ 4.81 $ 5.26
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 848.40 $ 1,018.84
Expenses Paid During Period* $ 5.50 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 849.10 $ 1,019.74
Expenses Paid During Period* $ 4.68 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.7%
Argentina - 0.1%
Globant SA(Æ) 4,974 1,074
MercadoLibre, Inc.(Æ) 113 110
1,184
Australia - 0.0%
IDP Education, Ltd. 13,219 243
Austria - 0.0%
Erste Group Bank AG 10,017 309
Bangladesh - 0.5%
BRAC Bank, Ltd. 3,111,868 1,656
GrameenPhone, Ltd. 484,528 1,785
Square Pharmaceuticals, Ltd. 790,995 2,061
5,502
Brazil - 5.9%
Afya, Ltd. Class A(Æ) 87,965 1,329
Arezzo Industria e Comercio SA(Æ) 13,500 244
Atacadao SA 750,700 3,123
Azul SA - ADR(Æ)(Ñ) 142,196 1,903
B3 SA - Brasil Bolsa Balcao 2,048,889 5,512
Banco Bradesco SA - ADR(Ñ) 521,006 1,876
Banco BTG Pactual SA(Æ) 407,000 1,901
Banco do Brasil SA 139,100 935
BB Seguridade Participacoes SA 501,000 2,577
Cia Brasileira de Alumino(Æ) 111,800 388
Cia Siderurgica Nacional SA 79,200 338
Enauta Participacoes SA 69,300 289
Equatorial Energia SA 90,000 467
Hapvida Participacoes e Investimentos
SA(Þ) 735,100 1,304
Itau Unibanco Holding SA - ADR 726,103 3,478
JBS SA 649,700 4,974
Klabin SA 219,200 920
Localiza Rent a Car SA 99,200 1,062
Marfrig Global Foods SA 262,400 995
Minerva SA 619,100 1,644
Pagseguro Digital, Ltd. Class A(Æ) 35,740 526
Petroleo Brasileiro SA 132,500 896
Petroleo Brasileiro SA - ADR 931,544 12,367
Telefonica Brasil SA 50,600 544
Total SA(Æ) 50,500 327
Vale SA 130,135 2,192
Vale SA Class B - ADR 528,177 8,921
Vibra Energia SA 532,100 2,273
WEG SA 212,100 1,291
XP, Inc.(Æ) 6,566 163
XP, Inc. Class A(Æ) 23,060 568
65,327
Canada - 0.9%
First Quantum Minerals, Ltd. 139,000 3,985
Ivanhoe Mines, Ltd. Class A(Æ) 390,964 3,135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parex Resources, Inc. 167,418 3,263
10,383
Cayman Islands - 0.2%
Baidu, Inc. Class A(Æ) 74,500 1,169
China Yuhua Education Corp., Ltd.(Æ)
(Þ) 1,256,000 218
CIFI Ever Sunshine Services Group, Ltd. 322,000 426
Jiumaojiu International Holdings, Ltd.(Þ) 122,000 269
2,082
Chile - 0.3%
Cencosud SA 202,640 324
Sociedad Quimica y Minera de Chile
SA - ADR 43,968 3,245
3,569
China - 27.2%
Agricultural Bank of China, Ltd. Class H 17,111,000 6,426
Air China, Ltd. Class H(Æ) 2,278,000 1,526
Airtac International Group 12,000 326
Alibaba Group Holding, Ltd.(Æ) 1,768,000 21,609
Alibaba Group Holding, Ltd. - ADR(Æ) 48,014 4,662
A-Living Smart City Services Co., Ltd.
Class H(Þ) 690,500 1,085
Aluminum Corp. of China, Ltd. Class
H(Æ) 8,364,000 3,877
Anhui Conch Cement Co., Ltd. Class H 767,235 4,155
Autohome, Inc. - ADR 6,570 191
BAIC Motor Corp., Ltd. Class H(Þ) 321,000 100
Baidu, Inc. - ADR(Æ) 27,484 3,413
Bank of China, Ltd. Class H 8,262,000 3,252
Bank of Communications Co., Ltd. Class
H 1,190,000 830
Baoshan Iron & Steel Co., Ltd. Class A 2,866,100 2,796
Bosideng International Holdings, Ltd. 1,180,000 587
BYD Co., Ltd. Class A 24,800 903
BYD Co., Ltd. Class H 91,000 2,674
Centre Testing International Group Co.,
Ltd. Class A 205,200 675
China CITIC Bank Corp., Ltd. Class H 3,655,000 1,859
China Conch Venture Holdings, Ltd. 173,000 451
China Construction Bank Corp. Class H 18,185,554 12,923
China Datang Corp. Renewable Power
Co., Ltd. Class H 10,259,226 3,903
China Feihe, Ltd.(Þ) 1,494,000 1,408
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Galaxy Securities Co., Ltd. Class
H 684,000 371
China Gas Holdings, Ltd. 308,600 374
China Hongqiao Group, Ltd. 1,439,500 1,800
China International Capital Corp., Ltd.
Class H(Þ) 311,200 621
China International Marine Containers
Group Co., Ltd. Class H 112,000 154
China Life Insurance Co., Ltd. Class H 664,000 964

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
134 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Longyuan Power Group Corp.,
Ltd. Class H 5,931,057 11,506
China Medical System Holdings, Ltd. 468,000 665
China Merchants Bank Co., Ltd. Class A 365,200 2,190
China Merchants Bank Co., Ltd. Class H 948,352 5,709
China National Building Material Co.,
Ltd. Class H 594,000 787
China Oilfield Services, Ltd. Class H 3,066,000 3,156
China Overseas Land & Investment, Ltd. 791,000 2,436
China Overseas Property Holdings, Ltd. 275,000 326
China Pacific Insurance Group Co., Ltd.
Class H 297,400 657
China Petroleum & Chemical Corp.
Class H 4,220,000 2,078
China Resources Gas Group, Ltd. 102,000 384
China Resources Land, Ltd. 1,068,000 4,741
China Shenhua Energy Co., Ltd. Class H 993,594 3,167
China Taiping Insurance Holdings Co.,
Ltd. 239,800 274
China Tourism Group Duty Free Corp.,
Ltd. Class A 13,000 351
China Tower Corp., Ltd. Class H(Þ) 4,496,000 524
China Vanke Co., Ltd. Class H 194,300 454
China Yangtze Power Co., Ltd. Class A 703,200 2,411
China Yongda Automobiles Services
Holdings, Ltd. 825,000 768
China Youran Dairy Group, Ltd.(Æ)(Þ) 1,251,000 508
Chongqing Brewery Co., Ltd. Class A 65,200 1,233
CIFI Holdings Group Co., Ltd. 3,312,000 1,597
CITIC Securities Co., Ltd. Class H 243,500 534
CITIC, Ltd. 631,000 654
Contemporary Amperex Technology Co.,
Ltd. Class A 32,760 2,000
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 157,300 340
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 855,500 1,339
Country Garden Holdings Co., Ltd. 936,000 640
Country Garden Services Holdings Co.,
Ltd. 504,000 2,123
CSPC Pharmaceutical Group, Ltd. 2,507,000 2,553
Daqo New Energy Corp. - ADR(Æ) 26,137 1,087
Dong-E-E-Jiao Co., Ltd. Class A 145,086 663
Dongfeng Motor Group Co., Ltd. Class H 2,176,000 1,587
East Money Information Co., Ltd. Class
A 254,400 864
Fosun International, Ltd. 323,000 340
Ganfeng Lithium Co., Ltd. Class H(Þ) 87,800 1,053
Guangzhou Automobile Group Co., Ltd.
Class H 3,238,435 2,752
Guangzhou Baiyunshan Pharmacerutical
Holdings Co., Ltd. Class A 99,600 437
Haier Smart Home Co., Ltd. Class H 203,800 728
Hangzhou Tigermed Consulting Co., Ltd.
Class A 46,800 627
Hello Group, Inc.(Æ) 163,172 868
Hengan International Group Co., Ltd. 74,000 350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hengli Petrochemical Co., Ltd. Class A 419,380 1,318
Hongfa Technology Co., Ltd. Class A(Æ) 164,700 1,193
Hualan Biological Engineering, Inc.
Class A 56,900 143
Industrial & Commercial Bank of China,
Ltd. Class H 4,769,401 2,875
Industrial Bank Co., Ltd. Class A 1,561,789 4,810
JD Logistics, Inc.(Æ)(Þ) 1,041,100 2,146
JD.com, Inc. - ADR(Æ) 15,345 946
JD.com, Inc. Class A(Æ) 246,091 7,672
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,572,100 1,912
JOYY, Inc.(Æ) 7,626 302
Kingboard Holdings, Ltd. 306,500 1,377
Kweichow Moutai Co., Ltd. Class A 15,363 4,229
KWG Property Holding, Ltd.(Æ) 962,500 343
Legend Holdings Corp. Class H(Þ) 216,000 254
Lenovo Group, Ltd. 1,972,000 1,913
LexinFintech Holdings, Ltd. - ADR(Æ) 106,600 273
Li Ning Co., Ltd. 107,500 841
Longfor Group Holdings, Ltd.(Þ) 1,257,500 6,127
LONGi Green Energy Technology Co.,
Ltd. Class A 130,640 1,322
Luxshare Precision Industry Co., Ltd.
Class A 59,900 277
Maccura Biotechnology Co., Ltd. Class A 87,623 253
Meituan Class B(Æ)(Þ) 291,300 6,253
Midea Real Estate Holding, Ltd.(Þ) 520,000 992
Muyuan Foods Co., Ltd. Class A 251,654 1,974
NetEase, Inc. - ADR 26,306 2,508
NIO, Inc. - ADR(Æ) 8,660 145
PetroChina Co., Ltd. Class H 6,354,000 3,043
Pharmaron Beijing Co., Ltd. Class H(Þ) 122,200 1,529
PICC Property & Casualty Co., Ltd.
Class H 734,000 746
Pinduoduo, Inc. - ADR(Æ) 66,922 2,884
Ping An Bank Co., Ltd. Class A 2,077,178 4,788
Ping An Insurance Group Co. of China,
Ltd. Class A 300,900 2,019
Ping An Insurance Group Co. of China,
Ltd. Class H 566,500 3,643
Poly Developments and Holdings Group
Co., Ltd. Class A 775,186 2,125
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 763,000 580
Riyue Heavy Industry Co., Ltd. Class A 561,100 1,372
S.C New Energy Technology Corp. Class
A 94,200 837
SAIC Motor Corp., Ltd. Class A 456,988 1,099
SF Holding, Ltd. Class A(Æ) 39,400 304
Shaanxi Coal Industry Co., Ltd. Class A 348,210 907
Shanghai International Airport Co., Ltd.
Class A(Æ) 395,700 2,933
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 6,200 254
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 30,600 1,440

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Topband Co., Ltd. Class A 655,500 780
Shimao Group Holdings, Ltd.(Š) 128,000 72
Silergy Corp. 15,000 1,325
Sinopharm Group Co., Ltd. Class H 153,600 352
Sinotruk Hong Kong, Ltd. 399,000 480
SITC International Holdings Co., Ltd. 111,000 371
Sunac China Holdings, Ltd.(Š) 320,000 187
Suofeiya Home Collection Co., Ltd.
Class A 438,500 1,352
Tencent Holdings, Ltd. 673,580 31,595
Times Property Holdings, Ltd. 1,855,000 647
Tongcheng-Elong Holdings, Ltd.(Æ) 1,020,000 1,795
Topchoice Medical Corp. Class A(Æ) 39,100 755
Trip.com Group, Ltd. - ADR(Æ) 75,386 1,783
Tsingtao Brewery Co., Ltd. Class H 186,000 1,508
Vipshop Holdings, Ltd. - ADR 106,179 813
Wanhua Chemical Group Co., Ltd. Class
A 33,900 398
Weichai Power Co., Ltd. Class H 1,196,000 1,665
Wilmar International, Ltd. 162,300 519
Wingtech Technology Co., Ltd. Class A 170,838 1,674
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 127,300 462
Wuliangye Yibin Co., Ltd. Class A 65,600 1,595
WuXi AppTec Co., Ltd. Class A 22,160 341
WuXi AppTec Co., Ltd. Class H(Þ) 142,783 1,912
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 190,500 1,382
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 177,500 1,173
Xianhe Co., Ltd. Class A 257,400 769
Xiaomi Corp. Class B(Æ)(Þ) 109,600 166
Yifeng Pharmacy Chain Co., Ltd. Class A 288,434 1,602
Yunnan Botanee Bio-Technology Group
Co., Ltd. Class A 26,500 787
Yunnan Energy New Material Co., Ltd.
Class A 23,600 720
Zhangzhou Pientzehuang Pharmaceutical
Co., Ltd. Class A 7,000 322
Zhejiang Expressway Co., Ltd. Class
H(Æ) 398,000 327
Zhejiang HangKe Technology, Inc. Co.
Class A 112,638 743
Zhejiang Orient Gene Biotech Co., Ltd.
Class A 13,438 372
Zhongsheng Group Holdings, Ltd. 490,000 3,226
Zijin Mining Group Co., Ltd. Class H 2,042,000 3,003
301,250
Colombia - 0.0%
Bancolombia SA - ADR 8,899 345
Cyprus - 0.0%
HeadHunter Group PLC - ADR(Š) 7,327 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.0%
Novo Nordisk A/S Class B 3,680 421
Egypt - 0.2%
Commercial International Bank Egypt
SAE 358,788 870
Eastern Co. SAE 1,425,504 830
1,700
France - 0.2%
Hermes International 189 233
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,103 706
Sartorius Stedim Biotech 1,054 343
Teleperformance - GDR 3,549 1,268
2,550
Georgia - 0.2%
Georgia Capital PLC(Æ) 66,817 502
TBC Bank Group PLC 69,673 1,102
1,604
Greece - 0.3%
Alpha Services and Holdings SA(Æ) 2,550,631 2,865
OPAP SA 57,766 844
3,709
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 433,018 2,771
Hong Kong - 2.0%
AIA Group, Ltd. 160,800 1,571
Cathay Pacific Airways, Ltd.(Æ) 2,542,000 2,539
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Geely Automobile Holdings, Ltd. 1,758,000 2,723
Kunlun Energy Co., Ltd. 5,206,000 4,300
Nine Dragons Paper Holdings, Ltd. 2,233,000 1,966
Orient Overseas International, Ltd. 188,500 5,196
Pacific Basin Shipping, Ltd. 7,080,000 3,261
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 487,000 254
Techtronic Industries Co., Ltd. 18,500 247
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
22,125
Hungary - 0.2%
OTP Bank PLC 80,262 2,370
India - 10.4%
ACC, Ltd. 86,485 2,616

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
136 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apollo Hospitals Enterprise, Ltd. 55,854 3,221
Asian Paints, Ltd. 17,852 750
AU Small Finance Bank, Ltd.(Æ)(Þ) 53,431 963
Aurobindo Pharma, Ltd. 35,705 293
Axis Bank, Ltd. 236,504 2,221
Bajaj Finance, Ltd. 16,613 1,431
Bharat Electronics, Ltd. 465,850 1,433
Bharat Petroleum Corp., Ltd. 65,961 310
Bharti Airtel, Ltd.(Æ) 241,467 2,320
Britannia Industries, Ltd. 10,539 450
Chambal Fertilizers & Chemicals, Ltd. 183,367 1,086
DLF, Ltd. 223,565 1,066
Dr Reddy's Laboratories, Ltd. 11,889 639
GAIL India, Ltd. 1,322,041 2,738
Glenmark Life Sciences, Ltd. 74,537 461
Godrej Consumer Products, Ltd.(Æ) 42,663 435
Grasim Industries, Ltd. 29,089 638
Havells India, Ltd. 65,799 1,119
HCL Technologies, Ltd. 141,854 1,982
HDFC Bank, Ltd. 231,506 4,157
Hero MotoCorp, Ltd. 11,517 372
Hindalco Industries, Ltd. 666,655 4,147
Hindustan Aeronautics, Ltd. 15,403 319
Housing Development Finance Corp.,
Ltd. 38,784 1,117
ICICI Bank, Ltd. 568,406 5,490
ICICI Bank, Ltd. - ADR 215,010 4,094
Indian Energy Exchange, Ltd.(Þ) 47,634 131
IndusInd Bank, Ltd. 238,902 3,013
Infosys, Ltd. 113,902 2,311
Infosys, Ltd. - ADR 280,029 5,564
JSW Steel, Ltd. 88,090 832
Larsen & Toubro, Ltd. 256,010 5,620
Mahindra & Mahindra, Ltd. 89,299 1,070
Maruti Suzuki India, Ltd. 17,326 1,737
Mindtree, Ltd. 2,103 95
Motherson Sumi Systems, Ltd. 30,135 53
Motherson Sumi Wiring India, Ltd.(Æ) 350,603 319
NTPC, Ltd. 411,044 836
Oil & Natural Gas Corp., Ltd. 243,924 510
Power Grid Corp. of India, Ltd. 1,611,627 4,783
Reliance Industries, Ltd. 418,911 15,148
Shriram Transport Finance Co., Ltd. 23,370 364
State Bank of India 1,176,614 7,551
Steel Authority of India, Ltd. 168,336 209
Sun Pharmaceutical Industries, Ltd. 40,982 496
Tata Consultancy Services, Ltd. 89,517 4,119
Tata Motors, Ltd.(Æ) 152,563 870
Tata Motors, Ltd. - ADR(Æ)(Ñ) 6,345 179
Tata Steel, Ltd. 139,056 2,291
Tech Mahindra, Ltd. 83,218 1,360
Titan Co., Ltd. 5,591 179
UltraTech Cement, Ltd. 22,019 1,895
United Breweries, Ltd. 74,725 1,541
United Phosphorus, Ltd. 46,556 495
United Spirits, Ltd.(Æ) 32,216 361
Vedanta, Ltd. 629,309 3,335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 90,578 597
WNS Holdings, Ltd. - ADR(Æ) 18,150 1,422
115,154
Indonesia - 2.1%
Astra International Tbk PT 5,286,600 2,758
Bank Central Asia Tbk PT 6,593,500 3,688
Bank Mandiri Persero Tbk PT 1,830,200 1,128
Bank Negara Indonesia Persero Tbk PT 6,086,600 3,850
Bank Rakyat Indonesia Persero Tbk PT 19,163,795 6,369
Bukalapak.com PT Tbk(Æ) 9,645,800 251
Matahari Department Store Tbk PT 1,918,400 768
Matahari Putra Prima Tbk PT(Æ) 54,546,500 1,202
Media Nusantara Citra Tbk PT 7,595,600 526
Semen Indonesia Persero Tbk PT 3,316,081 1,462
Telkom Indonesia Persero Tbk PT 3,952,800 1,260
Vale Indonesia Tbk PT 789,700 397
23,659
Japan - 0.1%
Inpex Corp. 80,000 946
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Æ) 114,594 1,120
Kaspi.KZ JSC - GDR 30,741 1,954
3,074
Kenya - 0.3%
Equity Group Holdings, Ltd. 6,434,800 2,662
Safaricom PLC 3,470,000 1,006
3,668
Kuwait - 0.1%
Agility Public Warehousing Co. 121,719 493
Mobile Telecommunications Co. KSCP 147,620 328
National Bank of Kuwait SAKP 200,691 687
1,508
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 1,083,000 6,186
Malaysia - 0.4%
Petronas Chemicals Group BHD 1,184,000 2,779
Public Bank BHD 1,620,800 1,742
4,521
Mexico - 2.4%
America Movil SAB de CV Class L
- ADR 126,188 2,452
Cemex SAB de CV - ADR(Æ) 531,628 2,339
Fibra Uno Administracion SA de CV(ö) 385,300 423
Fomento Economico Mexicano SAB de
CV 120,175 904
Fresnillo PLC 224,847 2,212
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 142,200 998

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV Class B 51,800 797
Grupo Aeroportuario del Sureste SAB de
CV Class B 57,450 1,254
Grupo Cementos de Chihuahua SAB
de CV 297,560 1,968
Grupo Financiero Banorte SAB de CV
Class O 1,251,284 8,259
Grupo Mexico SAB de CV 160,700 752
Industrias Bachoco SAB de CV 243,300 928
Wal-Mart de Mexico SAB de CV 819,120 2,897
26,183
Morocco - 0.4%
Attijariwafa Bank SA 13,824 644
Label Vie 5,154 2,563
Maroc Telecom - ADR 68,706 924
4,131
Netherlands - 0.0%
ASML Holding NV 758 429
Nigeria - 0.1%
Guaranty Trust Holding Co. PLC 23,868,264 1,380
Norway - 0.0%
Norsk Hydro ASA 33,367 281
Panama - 0.1%
Copa Holdings SA Class A(Æ) 10,224 771
Peru - 0.3%
Credicorp, Ltd. 25,230 3,504
Philippines - 1.0%
Ayala Corp. 65,720 926
Ayala Land, Inc. 3,311,500 2,028
Bank of the Philippine Islands 1,122,940 2,036
Converge ICT Solutions, Inc.(Æ) 2,693,700 1,480
Megaworld Corp. 19,599,000 1,073
Metro Pacific Investments Corp. 5,961,000 433
Metropolitan Bank & Trust Co. - ADR 2,621,000 2,560
10,536
Poland - 0.8%
Bank Polska Kasa Opieki SA 199,534 4,381
Dino Polska SA(Æ)(Þ) 31,984 2,064
KGHM Polska Miedz SA 48,542 1,570
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 45,893 336
Powszechny Zaklad Ubezpieczen SA 41,250 284
8,635
Romania - 0.4%
Banca Transilvania SA 3,955,314 1,993
Fondul Proprietatea SA 6,225,180 2,720
4,713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom PJSC(Š) 848,502 —
Gazprom PJSC - ADR(Š) 154,160 —
Lukoil PJSC(Š) 18,551 —
Lukoil PJSC - ADR(Š) 159,716 —
Novatek OAO(Š) 127,664 —
Novatek PJSC - GDR(Š) 1,756 —
Polyus PJSC(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 510,973 —
Sberbank of Russia PJSC - ADR(Š) 706,273 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC(Æ)(Š) 22,673 —
X5 Retail Group NV - GDR(Š) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.2%
Al Rajhi Bank 71,874 3,359
Alinma Bank 189,166 2,085
Arabian Internet & Communications
Services Co.(Æ) 12,386 795
Etihad Etisalat Co. 197,759 2,271
Leejam Sports Co. 14,485 427
National Commercial Bank 69,882 1,461
Sahara International Petro Chemical Co. 179,363 2,713
Saudi Arabian Oil Co.(Þ) 365,686 4,371
Saudi Basic Industries Corp. 88,467 3,086
Saudi Tadawul Group Holding Co.(Æ) 21,664 1,167
Saudi Telecom Co. 22,598 694
United Electronics Co. 44,718 1,533
23,962
Singapore - 0.2%
DBS Group Holdings, Ltd. 65,083 1,576
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 145,238 2,015
South Africa - 2.2%
Absa Group, Ltd. 119,404 1,293
AngloGold Ashanti, Ltd. - ADR(Ñ) 238,525 4,872
Aspen Pharmacare Holdings, Ltd. 18,245 195
Barloworld, Ltd. - ADR 178,276 1,285
Bid Corp., Ltd. 107,749 2,255
Bidvest Group, Ltd. (The) 135,116 1,853
Capitec Bank Holdings, Ltd. 10,978 1,532
Clicks Group, Ltd. 34,647 682
FirstRand, Ltd. 303,250 1,306
Impala Platinum Holdings, Ltd. 200,830 2,621
MTN Group, Ltd. 148,493 1,576
Naspers, Ltd. Class N 18,193 1,814
Nedbank Group, Ltd. 47,767 666
Sasol, Ltd. - ADR(Æ) 51,955 1,272
Shoprite Holdings, Ltd. - ADR 65,896 951

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
138 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Bank Group, Ltd. 56,761 602
24,775
South Korea - 12.3%
Hana Financial Group, Inc. 487,898 18,172
Hanwha Solutions Corp.(Æ) 13,777 344
Hyundai Engineering & Construction
Co., Ltd. 9,000 314
Hyundai Glovis Co., Ltd. 5,950 975
Hyundai Home Shopping Network Corp. 1,460 70
Hyundai Mobis Co., Ltd. 6,140 1,003
Hyundai Motor Co. 7,278 1,058
Hyundai Steel Co. 13,082 443
KB Financial Group, Inc. 314,834 14,550
Kia Corp. 166,589 10,959
Korea Electric Power Corp. 23,017 417
Korea Investment Holdings Co., Ltd. 3,613 201
Korea Petrochemical Industries Co., Ltd. 7,219 852
Korean Air Lines Co., Ltd.(Æ) 32,600 771
KT Corp. 14,284 404
KT&G Corp. 12,327 809
Kumho Petrochemical Co., Ltd. 2,165 262
LG Chem, Ltd. 10,242 4,114
LG Corp. Class H 9,136 527
LG Display Co., Ltd. 25,501 335
LG Electronics, Inc. Class H 19,903 1,808
Lotte Chemical Corp. 2,488 383
NAVER Corp. 7,977 1,804
NCSoft Corp. 4,089 1,364
NHN Corp.(Æ) 9,541 262
Orion Corp. 19,237 1,440
POSCO 14,690 3,329
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,105 1,391
Samsung C&T Corp. 5,031 456
Samsung Electro-Mechanics Co., Ltd. 10,693 1,384
Samsung Electronics Co., Ltd. 677,992 36,024
Samsung Fire & Marine Insurance Co.,
Ltd. 1,740 286
Samsung Life Insurance Co., Ltd. 9,748 499
Samsung SDI Co., Ltd. 609 290
SD Biosensor, Inc. 20,372 740
Shinhan Financial Group Co., Ltd. 113,283 3,763
SK Hynix, Inc. 193,375 16,847
SK Innovation Co., Ltd.(Æ) 4,021 637
SK Square Co., Ltd.(Æ) 17,052 703
SK Telecom Co., Ltd. 45,436 2,046
SK, Inc. 2,858 598
Soulbrain Co., Ltd. 3,799 734
Woori Financial Group, Inc. 226,781 2,615
135,983
Sweden - 0.0%
Atlas Copco AB(Æ) 1,902 86
Epiroc AB Class A 12,512 255
341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.1%
Sika AG 1,205 366
Straumann Holding AG 890 105
471
Taiwan - 11.7%
Accton Technology Corp. 197,000 1,538
ASE Technology Holding Co., Ltd. 286,000 922
Asia Cement Corp. 324,000 526
Asustek Computer, Inc. 74,000 892
AU Optronics Corp. 771,000 441
Catcher Technology Co., Ltd. 78,000 381
Cathay Financial Holding Co., Ltd. 1,453,000 3,060
Chailease Holding Co., Ltd. 100,000 793
China Development Financial Holding
Corp. 1,145,000 690
China Steel Corp. Class H 976,000 1,181
Chunghwa Telecom Co., Ltd. 474,000 2,096
Compal Electronics, Inc. 621,000 463
CTBC Financial Holding Co., Ltd. 3,576,200 3,525
Delta Electronics, Inc. 47,000 392
E.Sun Financial Holding Co., Ltd. 935,000 1,071
Eclat Textile Co., Ltd. 122,000 1,988
Evergreen Marine Corp. Taiwan, Ltd. 98,000 475
Far Eastern New Century Corp. 388,000 393
Far EasTone Telecommunications Co.,
Ltd.(Æ) 363,000 1,021
First Financial Holding Co., Ltd. 1,237,685 1,163
Formosa Chemicals & Fibre Corp. 350,000 942
Formosa Plastics Corp. 371,000 1,321
Fubon Financial Holding Co., Ltd. 559,300 1,400
Hon Hai Precision Industry Co., Ltd. 565,516 1,935
Innolux Corp. 812,000 371
International Games System Co., Ltd. 117,000 2,875
King Yuan Electronics Co., Ltd. 2,406,000 3,276
Lite-On Technology Corp. 256,107 561
Makalot Industrial Co., Ltd. 37,000 228
MediaTek, Inc. 152,000 4,165
Nan Ya Plastics Corp. 458,000 1,338
Nanya Technology Corp. 1,468,000 3,186
Novatek Microelectronics Corp. 140,000 1,861
Parade Technologies, Ltd. 35,000 1,663
Pegatron Corp. 258,000 611
Powerchip Semiconductor Manufacturing
Corp. 564,256 1,017
Quanta Computer, Inc. 245,000 690
Realtek Semiconductor Corp. 135,000 1,838
RichWave Technology Corp. 144,200 972
Silicon Motion Technology Corp. - ADR 10,688 812
SinoPac Financial Holdings Co., Ltd. 1,178,755 725
Taishin Financial Holding Co., Ltd. 652,000 427
Taiwan Cement Corp. 521,724 811
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,199,000 40,110
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 152,965 14,216
Tong Hsing Electronic Industries, Ltd. 230,000 1,797

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unimicron Technology Corp. 210,000 1,469
Uni-President Enterprises Corp. 994,000 2,294
United Microelectronics Corp. 4,250,000 6,810
Winbond Electronics Corp. 857,000 769
Yageo Corp. 164,000 2,206
Yang Ming Marine Transport Corp.(Æ) 222,000 925
Yuanta Financial Holding Co., Ltd. 2,840,400 2,494
129,126
Thailand - 0.9%
Bangkok Dusit Medical Services PCL 570,000 427
Charoen Pokphand Foods PCL 4,232,400 2,968
Electricity Generating PCL 66,000 319
Fabrinet(Æ) 19,263 1,891
Minor International PCL(Æ) 227,800 229
Ngern Tid Lor PCL 1,112,246 1,186
PTT Exploration & Production PCL 673,400 2,952
PTT Global Chemical PCL 160,200 233
10,205
Togo - 0.0%
Ecobank Transnational, Inc. 12,303,906 356
Turkey - 0.2%
Akbank TAS 363,144 218
Ford Otomotiv Sanayi AS 116,591 2,347
2,565
United Arab Emirates - 0.8%
Aldar Properties PJSC 1,673,205 2,561
Emaar Properties PJSC 3,134,583 5,419
First Abu Dhabi Bank PJSC 186,194 1,135
9,115
United Kingdom - 0.5%
Anglo American PLC 105,921 4,700
BAE Systems PLC 39,298 366
5,066
United States - 0.9%
Danaher Corp. 2,775 697
Deere & Co. 879 332
Estee Lauder Cos., Inc. (The) Class A 1,295 342
Freeport-McMoRan, Inc. 109,936 4,457
Microsoft Corp. 6,273 1,741
NVIDIA Corp. 390 72
Samsonite International SA(Æ)(Þ) 248,700 546
Schlumberger, Ltd. 9,686 378
Thoughtworks Holding, Inc.(Æ) 44,394 822
9,387
Vietnam - 2.2%
FPT Corp. 1,012,950 4,621
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 2,340,900 2,553
Masan Group Corp. 700,920 3,528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Military Commercial Joint Stock
Bank(Æ) 1,981,908 2,547
Mobile World Investment Corp. 769,319 4,983
Vietnam Technological & Commercial
Joint Stock Bank(Æ) 564,000 1,074
Vincom Retail JSC(Æ) 3,136,700 4,192
Vinhomes JSC(Þ) 300,400 847
24,345
Total Common Stocks
(cost $916,443) 1,026,011
Preferred Stocks - 1.0%
Brazil - 0.9%
Banco Bradesco SA
4.621% (Ÿ) 305,406 1,111
Bradespar SA
33.863% (Ÿ) 30,495 181
Cia Energetica de Minas Gerais
9.038% (Ÿ) 268,500 797
Gerdau SA
13.050% (Ÿ) 105,100 595
Itau Unibanco Holding SA
2.551% (Ÿ) 352,842 1,704
Itausa SA
5.669% (Ÿ) 383,508 714
Petroleo Brasileiro SA
22.883% (Ÿ) 215,100 1,317
Raizen Energia SA
1.146% (Ÿ) 2,391,900 3,337
9,756
Russia - 0.0%
Sberbank of Russia
15.105% (Ÿ) (Š) 348,120 —
Surgutneftegas OJSC
19.495% (Ÿ) (Š) 2,472,400 —
—
South Korea - 0.1%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 29,824 1,393
Total Preferred Stocks
(cost $10,949) 11,149
Short-Term Investments - 4.8%
United States - 4.8%
U.S. Cash Management Fund(@) 52,733,530 (∞) 52,718
Total Short-Term Investments
(cost $52,718) 52,718
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 4,359,682 (∞) 4,360
Total Other Securities

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
140 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(cost $4,360) 4,360
Total Investments - 98.9%
(identified cost $984,470) 1,094,238
Other Assets and Liabilities, Net
- 1.1%
12,242
Net Assets - 100.0%
1,106,480

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 141
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.5%
A-Living Smart City Services Co., Ltd. 06/18/19 HKD 690,500 1.61 1,114
1,085
AU Small Finance Bank, Ltd. 05/19/21 INR 53,431 13.46 719
963
BAIC Motor Corp., Ltd. 07/23/20 HKD 321,000 0.50 159
100
China Feihe, Ltd. 09/02/20 HKD 1,494,000 1.12 1,667
1,408
China International Capital Corp., Ltd. 10/28/20 HKD 311,200 2.14 667
621
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0.14 625
524
China Youran Dairy Group, Ltd. 06/23/21 HKD 1,251,000 0.81 1,010
508
China Yuhua Education Corp., Ltd. 04/20/22 HKD 1,256,000 0.20 245
218
Dino Polska SA 06/18/19 PLN 31,984 34.62 1,107
2,064
Ganfeng Lithium Co., Ltd. 02/10/21 HKD 87,800 12.27 1,077
1,053
Hapvida Participacoes e Investimentos SA 02/02/22 BRL 735,100 2.39 1,754
1,304
Indian Energy Exchange, Ltd. 09/08/21 INR 47,634 2.59 123
131
JD Logistics, Inc. 06/02/21 HKD 1,041,100 6.07 6,318
2,146
Jiumaojiu International Holdings, Ltd. 04/20/22 HKD 122,000 2.22 271
269
Legend Holdings Corp. 10/27/21 HKD 216,000 1.81 390
254
Longfor Group Holdings, Ltd. 11/19/18 HKD 1,257,500 4.30 5,404
6,127
Meituan 07/08/20 HKD 291,300 28.17 8,207
6,253
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2.84 1,479
992
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 122,200 6.29 768
1,529
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 763,000 0.79 603
580
Samsonite International SA 08/25/21 HKD 248,700 2.21 549
546
Samsung Biologics Co., Ltd. 03/03/20 KRW 2,105 660.26 1,390
1,391
Saudi Arabian Oil Co. 03/02/22 SAR 365,686 11.47 4,192
4,371
Vinhomes JSC 11/24/21 VND 300,400 3.67 1,102
847
WuXi AppTec Co., Ltd. 02/20/19 HKD 142,783 4.55 650
1,912
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 190,500 13.19 2,513
1,382
Xiaomi Corp. 08/11/21 HKD 109,600 3.52 386 166
38,744
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 1,125 USD 59,479 06/22 (772)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (772)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 15 EUR 14 05/03/22 —
Bank of New York GBP 44 USD 55 05/03/22 —
Royal Bank of Canada USD 1,019 ZAR 16,322 05/04/22 14
State Street USD 1,793 IDR 25,942,423 05/09/22 (4)
State Street EGP 998 USD 54 05/09/22 —
State Street EGP 1,913 USD 103 05/09/22 —
State Street TWD 775 USD 26 05/03/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 10

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
142 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,184 $ — $ —
$ —
$ 1,184 0.1
Australia — 243 —
—
243 — *
Austria — 309 —
—
309 — *
Bangladesh — 5,502 —
—
5,502 0.5
Brazil 65,327 — —
—
65,327 5.9
Canada 10,383 — —
—
10,383 0.9
Cayman Islands — 2,082 —
—
2,082 0.2
Chile 3,569 — —
—
3,569 0.3
China 19,873 281,118 259
—
301,250 27.2
Colombia 345 — —
—
345 — *
Cyprus — — —
—
— —
Denmark — 421 —
—
421 — *
Egypt — 1,700 —
—
1,700 0.2
France — 2,550 —
—
2,550 0.2
Georgia — 1,604 —
—
1,604 0.2
Greece — 3,709 —
—
3,709 0.3
Guernsey — 2,771 —
—
2,771 0.3
Hong Kong — 22,057 68
—
22,125 2.0
Hungary — 2,370 —
—
2,370 0.2
India 11,578 103,576 —
—
115,154 10.4
Indonesia — 23,659 —
—
23,659 2.1
Japan — 946 —
—
946 0.1
Kazakhstan — 3,074 —
—
3,074 0.3
Kenya — 3,668 —
—
3,668 0.3
Kuwait — 1,508 —
—
1,508 0.1
Macao — 6,186 —
—
6,186 0.6
Malaysia — 4,521 —
—
4,521 0.4
Mexico 23,971 2,212 —
—
26,183 2.4
Morocco — 4,131 —
—
4,131 0.4
Netherlands — 429 —
—
429 — *
Nigeria — 1,380 —
—
1,380 0.1
Norway — 281 —
—
281 — *
Panama 771 — —
—
771 0.1
Peru 3,504 — —
—
3,504 0.3
Philippines — 10,536 —
—
10,536 1.0
Poland — 8,635 —
—
8,635 0.8
Romania — 4,713 —
—
4,713 0.4
Russia — — —
—
— —
Saudi Arabia — 23,962 —
—
23,962 2.2

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Singapore — 1,576 —
—
1,576 0.2
Slovenia — 2,015 —
—
2,015 0.2
South Africa 4,871 19,904 —
—
24,775 2.2
South Korea — 135,983 —
—
135,983 12.3
Sweden — 341 —
—
341 — *
Switzerland — 471 —
—
471 0.1
Taiwan 15,027 114,099 —
—
129,126 11.7
Thailand 1,891 8,314 —
—
10,205 0.9
Togo — 356 —
—
356 — *
Turkey — 2,565 —
—
2,565 0.2
United Arab Emirates — 9,115 —
—
9,115 0.8
United Kingdom — 5,066 —
—
5,066 0.5
United States 8,841 546 —
—
9,387 0.9
Vietnam — 24,345 —
—
24,345 2.2
Preferred Stocks 9,756 1,393 — — 11,149 1.0
Short-Term Investments — — — 52,718 52,718 4.8
Other Securities — — — 4,360 4,360 0.4
Total Investments 180,891 855,942 327 57,078 1,094, 2 3 8 98.9
Other Assets and Liabilities, Net
1.1
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 14 — — — 14 — *
A
Liabilities
Futures Contracts (772) — — — (772) (0.1)
Foreign Currency Exchange Contracts — (4) — — (4) (—)*
Total Other Financial Instruments
**
$ (75 8 ) $ (4) $ — $ — $ (762)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
144 Emerging Markets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
151,827
Consumer Staples ...................................................................
38,650
Energy ....................................................................................
63,745
Financial Services ...................................................................
297,990
Health Care .............................................................................
26,774
Materials and Processing ........................................................
131,245
Producer Durables ..................................................................
53,767
Technology ..............................................................................
213,883
Utilities ...................................................................................
48,130
Preferred Stocks
Energy ....................................................................................
1,317
Financial Services ...................................................................
3,709
Materials and Processing ........................................................
595
Technology ..............................................................................
1,393
Utilities ...................................................................................
4,135
Short-Term Investments ................................................................
52,718
Other Securities ...........................................................................
4,360
Total Investments .................................................................... 1,094,238

Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 145
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 14
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 772 $ —
Unrealized depreciation on foreign currency exchange contracts — 4
Total
$ 772 $ 4
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (9,939) $ —
Foreign currency exchange contracts — (377)
Total
$ (9,939) $ (377)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (293) $ —
Foreign currency exchange contracts — 10
Total
$ (293) $ 10
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
146 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,198 $ — $ 4,198
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 14 — 14
Total Financial and Derivative Assets
4,212 — 4,212
Financial and Derivative Assets not subject to a netting agreement
(14) — (14)
Total Financial and Derivative Assets subject to a netting agreement
$ 4,198 $ — $ 4,198
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 176 $ — $ 176 $ —
Barclays
1,797 — 1,797 —
Citigroup
1,864 — 1,864 —
HSBC
361 — 361 —
Total
$ 4,198 $ — $ 4,198 $ —

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 147
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4 $ — $ 4
Total Financial and Derivative Liabilities
4 — 4
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4 $ — $ 4
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 4 $ — $ — $ 4
Total
$ 4 $ — $ — $ 4
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
148 Emerging Markets Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 984,470
Investments, at fair value(*)(>) ......................................................................................................................................................
1,094,238
Cash ............................................................................................................................................................................................... 322
Foreign currency holdings(^) ......................................................................................................................................................... 13,906
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 14
Receivables:
Dividends and interest ....................................................................................................................................................... 3,008
Dividends from affiliated funds .......................................................................................................................................... 9
Investments sold ................................................................................................................................................................ 2,922
Fund shares sold ................................................................................................................................................................ 890
Foreign capital gains taxes recoverable ............................................................................................................................. 45
From broker(a) ................................................................................................................................................................... 5,880
Prepaid expenses ........................................................................................................................................................................... 16
Total assets .................................................................................................................................................
1,121,250
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,664
Fund shares redeemed ....................................................................................................................................................... 942
Accrued fees to affiliates .................................................................................................................................................... 963
Other accrued expenses ..................................................................................................................................................... 680
Variation margin on futures contracts ................................................................................................................................. 770
Deferred capital gains tax liability ..................................................................................................................................... 3,387
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4
Payable upon return of securities loaned ....................................................................................................................................... 4,360
Total liabilities .............................................................................................................................................
14,770
Net Assets ............................................................................................................................................................
$ 1,106,480

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 149
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 89,435
Shares of beneficial interest ...........................................................................................................................................................
678
Additional paid-in capital ..............................................................................................................................................................
1,016,367
Net Assets ............................................................................................................................................................
$ 1,106,480
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 16.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 17.19
Class A — Net assets ............................................................................................................................................................. $ 10,783,788
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 665,482
Net asset value per share: Class C(#) ............................................................................................................................................. $ 14.84
Class C — Net assets ............................................................................................................................................................. $ 4,592,459
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 309,515
Net asset value per share: Class M(#) ............................................................................................................................................ $ 16.31
Class M — Net assets ............................................................................................................................................................ $ 136,528,838
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 8,372,914
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 16.38
Class R6 — Net assets ........................................................................................................................................................... $ 263,080
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 16,065
Net asset value per share: Class S(#) .............................................................................................................................................. $ 16.33
Class S — Net assets ............................................................................................................................................................. $ 873,803,140
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 53,503,625
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 16.35
Class Y — Net assets ............................................................................................................................................................. $ 80,508,741
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,923,228
Amounts in thousands
(^)     Foreign currency holdings - cost $ 14,946
(*)     Securities on loan included in investments $ 4,198
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 57,078
(a)     Receivable from Broker for Futures $ 5,880
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
150 Emerging Markets Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 18,493

Less foreign taxes withheld ............................................................................................................................................... (1,785)
Total investment income ...............................................................................................................................................................
16,795
Expenses
Advisory fees .................................................................................................................................................................... 6,840
Administrative fees ........................................................................................................................................................... 286
Custodian fees ................................................................................................................................................................... 473
Distribution fees - Class A ................................................................................................................................................ 15
Distribution fees - Class C ................................................................................................................................................ 20
Transfer agent fees - Class A ............................................................................................................................................ 12
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 150
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 939
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 195
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ...................................................................................................................................................................... 81
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 9,118
Expense reductions ........................................................................................................................................................... (2,053)
Net expenses .................................................................................................................................................................................
7,065
Net investment income (loss) ........................................................................................................................................................
9,730
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $1,892) ................................................................................................. 22,029
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (9,939)
Foreign currency exchange contracts ................................................................................................................................ (377)
Foreign currency-related transactions ............................................................................................................................... (156)
Net realized gain (loss) ..................................................................................................................................................................
11,554
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 2,30 8 ) ........................................................... (213,490)
Futures contracts .............................................................................................................................................................. (293)
Foreign currency exchange contracts ................................................................................................................................ 10
Foreign currency-related transactions ............................................................................................................................... (79)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (213,852)
Net realized and unrealized gain (loss) ......................................................................................................................................... (202,298)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (192,568)
**      Less than $500.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 151
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,730 $ 19,750
Net realized gain (loss) ...................................................................................................................... 11,554 198,946
Net change in unrealized appreciation (depreciation) ....................................................................... (213,852) 77,956
Net increase (decrease) in net assets from operations ............................................................................. (192,568) 296,652
Distributions
To shareholders
Class A .......................................................................................................................................... (1,555) (51)
Class C .......................................................................................................................................... (717) —
Class M ......................................................................................................................................... (19,190) (1,021)
Class R6 ........................................................................................................................................ (37) (13)
Class S ........................................................................................................................................... (121,106) (6,896)
Class Y .......................................................................................................................................... (11,816) (1,755)
Net decrease in net assets from distributions .......................................................................................... (154,421) (9,736)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 173,985 (396,146)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(173,004) (109,230)
Net Assets
Beginning of period .................................................................................................................................
1,279,484 1,388,714
End of period ..........................................................................................................................................
$ 1,106,480 $ 1,279,484

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
152 Emerging Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 35 $ 614 75 $ 1,664
Proceeds from reinvestment of distributions 84 1,543 2 51
Payments for shares redeemed (74) (1,396) (121) (2,673)
Net increase (decrease)
45 761 (44) (958)
Class C
Proceeds from shares sold 4 67 24 488
Proceeds from reinvestment of distributions 42 715 — —
Payments for shares redeemed (41) (716) (79) (1,608)
Net increase (decrease)
5 66 (55) (1,120)
Class M
Proceeds from shares sold 860 16,055 3,673 81,028
Proceeds from reinvestment of distributions 1,035 19,188 49 1,021
Payments for shares redeemed (677) (12,625) (2,589) (57,916)
Net increase (decrease)
1,218 22,618 1,133 24,133
Class R6
Proceeds from shares sold 1 12 9 186
Proceeds from reinvestment of distributions 2 37 — ** 13
Payments for shares redeemed (1) (9) (80) (1,805)
Net increase (decrease)
2 40 (71) (1,606)
Class S
Proceeds from shares sold 6,738 120,622 4,726 106,940
Proceeds from reinvestment of distributions 6,489 120,572 327 6,867
Payments for shares redeemed (5,471) (100,974) (16,699) (370,951)
Net increase (decrease)
7,756 140,220 (11,646) (257,144)
Class Y
Proceeds from shares sold 109 2,084 570 12,869
Proceeds from reinvestment of distributions 635 11,815 83 1,755
Payments for shares redeemed (189) (3,619) (7,731) (174,075)
Net increase (decrease)
555 10,280 (7,078) (159,451)
Total increase (decrease)
9,581 $ 173,985 (17,761) $ (396,146)
**     Less than 500 shares.

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
154 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 21.81 .13 (3.15) (3.02) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
Class C
April 30, 2022* 20.10 .05 (2.88) (2.83) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
October 31, 2017 15.30 (.01) 3.88 3.87 (.02) —
Class M
April 30, 2022* 21.98 .16 (3.16) (3.00) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
October 31, 2017(3) 17.92 .04 2.90 2.94 — —
Class R6
April 30, 2022* 22.05 .17 (3.17) (3.00) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
Class S
April 30, 2022* 21.99 .15 (3.16) (3.01) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
Class Y
April 30, 2022* 22.04 .17 (3.17) (3.00) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 155
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.59) 16.20 (15.30) 10,784 1.78 1.45 1.36 33
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
(2.43) 14.84 (15.58) 4,592 2.53 2.20 .61 33
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
(2.67) 16.31 (15.11) 136,529 1.53 1.10 1.71 33
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(2.67) 16.38 (15.06) 263 1.38 1.05 1.76 33
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
(2.65) 16.33 (15.16) 873,803 1.53 1.20 1.61 33
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(2.69) 16.35 (15.09) 80,509 1.33 1.02 1.78 33
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
156 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 766,340
Administration fees 44,388
Distribution fees 5,247
Shareholder servicing fees 991
Transfer agent fees 142,148
Trustee fees 3,939
$ 963,053
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,480 $ 46,375 $ 49,495 $ — $ — $ 4,360 $ — $ —
U.S. Cash Management Fund 36,485 264,466 248,230 (3) — 52,718 19 —
$ 43,965 $ 310,841 $ 297,725 $ (3) $ — $ 57,078 $ 19 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,015,902,328 $ 174,299,791 $ (96,727,081) $ 77,572,710

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Managed U.S. Large Cap Fund 157
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 878.10 $ 1,018.99
Expenses Paid During Period* $ 5.45 $ 5.86
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 874.70 $ 1,015.27
Expenses Paid During Period* $ 8.92 $ 9.59
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
exp enses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 879.60 $ 1,020.73
Expenses Paid During Period* $ 3.82 $ 4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
158 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 879.30 $ 1,020.23
Expenses Paid During Period* $ 4.29 $ 4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 12.7%
Advance Auto Parts, Inc. 19,099 3,813
Amazon.com, Inc. (Æ) 71,746 178,333
AutoZone, Inc. (Æ) 3,781 7,394
Best Buy Co., Inc. 44,114 3,967
Capri Holdings, Ltd. (Æ) 339,108 16,175
Charter Communications, Inc. Class A (Æ) 44,746 19,173
Comcast Corp. Class A 424,526 16,879
Costco Wholesale Corp. 68,286 36,309
Discovery Communications LLC (Æ) 20,465 371
DISH Network Corp. Class A (Æ) 183,200 5,223
Dollar General Corp. 5,400 1,283
Dollar Tree, Inc. (Æ) 5,970 970
DR Horton, Inc. 15,748 1,096
eBay, Inc. 26,648 1,384
Expedia Group, Inc. (Æ) 5,900 1,031
Ford Motor Co. 577,447 8,177
Fox Corp. Class A 190,144 6,815
Garmin, Ltd. 46,864 5,143
General Motors Co. (Æ) 43,023 1,631
Home Depot, Inc. (The) 75,922 22,807
Lennar Corp. Class A 45,563 3,485
Lennar Corp. Class B 56 4
Lowe's Cos., Inc. 194,881 38,534
McDonald's Corp. 5,663 1,411
Mohawk Industries, Inc. (Æ) 100,592 14,190
Netflix, Inc. (Æ) 130,371 24,817
Nike, Inc. Class B 369,421 46,067
nVent Electric PLC 6,066 205
O'Reilly Automotive, Inc. (Æ) 39,735 24,101
Paramount Global Class B 227,290 6,619
PulteGroup, Inc. 44,100 1,842
Ross Stores, Inc. 48,165 4,805
Royal Caribbean Cruises, Ltd. (Æ) 10,518 818
Starbucks Corp. 215,173 16,061
Target Corp. 134,491 30,751
Tesla, Inc. (Æ) 91,128 79,350
TJX Cos., Inc. (The) 324,871 19,908
Ulta Salon Cosmetics & Fragrance, Inc. (Æ) 13,081 5,191
VF Corp. 26,000 1,352
Walmart, Inc. 175,381 26,832
Walt Disney Co. (The) (Æ) 106,122 11,846
Whirlpool Corp. 35,905 6,517
Wyndham Hotels & Resorts, Inc. 59,865 5,266
Yum China Holdings, Inc. 119,260 4,985
Yum! Brands, Inc. 302,234 35,364
748,295
Consumer Staples - 4.4%
Archer-Daniels-Midland Co. 26,319 2,357
Church & Dwight Co., Inc. 50,614 4,938
Coca-Cola Co. (The) 313,739 20,271
Coca-Cola European Partners PLC 478,561 23,904
Colgate-Palmolive Co. 61,226 4,717
Constellation Brands, Inc. Class A 26,679 6,565
CVS Health Corp. 293,378 28,202
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 21,475 5,671
General Mills, Inc. 30,682 2,170
Hershey Co. (The) 4,970 1,122
Hormel Foods Corp. 98,713 5,172
Keurig Dr Pepper, Inc. 14,941 559
Kimberly-Clark Corp. 6,887 956
Kroger Co. (The) 28,838 1,556
Molson Coors Beverage Co. Class B 509,659 27,593
Mondelez International, Inc. Class A 453,704 29,255
PepsiCo, Inc. 131,962 22,659
Philip Morris International, Inc. 79,313 7,931
Procter & Gamble Co. (The) 335,582 53,879
Sysco Corp. 51,834 4,431
Unilever PLC
-
ADR 89,978 4,162
258,070
Energy - 3.3%
Chevron Corp. 161,057 25,233
Diamondback Energy, Inc. 132,604 16,739
Enbridge, Inc. 664,613 29,004
Exxon Mobil Corp. 126,962 10,824
Hess Corp. 256,324 26,419
Marathon Petroleum Corp. 30,552 2,666
Phillips 66 203,467 17,653
Pioneer Natural Resources Co. 201,332 46,803
Valero Energy Corp. 171,845 19,157
194,498
Financial Services - 15.1%
Allstate Corp. (The) 159,556 20,190
American Express Co. 394,878 68,990
American International Group, Inc. 161,933 9,475
American Tower Corp. (ö) 89,691 21,617
Ameriprise Financial, Inc. 5,878 1,561
Aon PLC Class A 66,528 19,159
Arthur J Gallagher & Co. 28,088 4,733
Assurant, Inc. 16,210 2,948
AvalonBay Communities, Inc. (ö) 5,000 1,137
Bank of America Corp. 820,165 29,263
Berkshire Hathaway, Inc. Class B (Æ) 181,030 58,442
Capital One Financial Corp. 147,276 18,354
Charles Schwab Corp. (The) 44,438 2,948
Chubb, Ltd. 239,884 49,524
Citigroup, Inc. 93,144 4,490
Citizens Financial Group, Inc. 497,247 19,592
CME Group, Inc. Class A 2,510 551
Equinix , Inc. (Æ)(ö) 47,700 34,300
Everest Re Group, Ltd. 900 247
Fifth Third Bancorp 223,451 8,386
First Republic Bank 2,386 356
Goldman Sachs Group, Inc. (The) 24,947 7,621
Hartford Financial Services Group, Inc. 55,496 3,881
Healthpeak Properties, Inc. (ö) 330,214 10,834
Huntington Bancshares, Inc. 831,115 10,929
Intercontinental Exchange, Inc. 163,857 18,976
Invitation Homes, Inc. (ö) 39,036 1,554

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
160 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JPMorgan Chase & Co. 263,838 31,492
KeyCorp 472,418 9,122
Kimco Realty Corp. (ö) 434,379 11,003
Markel Corp. (Æ) 9,476 12,824
MasterCard, Inc. Class A 121,963 44,319
MetLife, Inc. 194,267 12,759
Morgan Stanley 161,650 13,027
Northern Trust Corp. 151,408 15,603
PNC Financial Services Group, Inc. (The) 22,409 3,722
Progressive Corp. (The) 168,412 18,081
Prologis, Inc. (ö) 57,326 9,189
Prudential Financial, Inc. 67,246 7,297
Public Storage (ö) 26,394 9,805
Raymond James Financial, Inc. 10,375 1,011
Regions Financial Corp. 661,387 13,704
Simon Property Group, Inc. (ö) 3 —
State Street Corp. 42,925 2,875
SVB Financial Group (Æ) 1,867 910
Synchrony Financial 264,937 9,752
T. Rowe Price Group, Inc. 21,702 2,670
Torchmark Corp. (Æ) 60,409 5,925
Truist Financial Corp. 76,838 3,715
US Bancorp 442,325 21,479
VICI Properties, Inc. (ö) 18,304 546
Visa, Inc. Class A 438,139 93,382
Voya Financial, Inc. 107,206 6,769
Wells Fargo & Co. 1,732,502 75,589
Welltower , Inc. (ö) 91,405 8,300
Zions Bancorp NA 239,380 13,527
888,455
Health Care - 15.0%
Abbott Laboratories 479,046 54,372
AbbVie, Inc. 223,290 32,797
Amgen, Inc. 53,187 12,403
Anthem, Inc. (Æ) 58,028 29,126
AstraZeneca PLC
-
ADR 72,852 4,837
Baxter International, Inc. 93,546 6,647
Becton Dickinson and Co. 60,257 14,895
Biogen, Inc. (Æ) 11,230 2,330
Boston Scientific Corp. (Æ) 131,117 5,521
Bristol Myers Squibb Co. 498,698 37,537
Cerner Corp. 88,689 8,305
Cigna Corp. 222,208 54,836
Eli Lilly & Co. 52,435 15,318
Embecta Corp. (Æ) 12,051 367
Henry Schein, Inc. (Æ) 114,024 9,247
Humana, Inc. 17,246 7,667
Illumina, Inc. (Æ) 83,625 24,807
Intuitive Surgical, Inc. (Æ) 189,036 45,236
IQVIA, Inc. (Æ) 36,189 7,889
Johnson & Johnson 255,014 46,020
Laboratory Corp. of America Holdings 43,950 10,560
McKesson Corp. 76,085 23,557
Medtronic PLC 256,416 26,760
Merck & Co., Inc. 519,623 46,085
Novo Nordisk A/S
-
ADR 146,069 16,652
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Organon & Co. 130,665 4,224
Pfizer, Inc. 204,057 10,013
Regeneron Pharmaceuticals, Inc. (Æ) 79,991 52,723
Sanofi
-
ADR 80,567 4,210
Stryker Corp. 13,945 3,364
Teleflex, Inc. 47,928 13,689
Thermo Fisher Scientific, Inc. 138,447 76,550
UnitedHealth Group, Inc. 294,853 149,948
Vertex Pharmaceuticals, Inc. (Æ) 40,789 11,144
Viatris , Inc. 25,321 262
Zimmer Biomet Holdings, Inc. 44,047 5,319
Zinvie , Inc. (Æ) 6,672 150
Zoetis, Inc. Class A 13,700 2,428
877,795
Materials and Processing - 4.1%
Air Products & Chemicals, Inc. 78,722 18,426
Ball Corp. 474,938 38,545
Carrier Global Corp. 231,724 8,868
Celanese Corp. Class A 82,004 12,050
Crown Holdings, Inc. 14,346 1,579
Dow, Inc. 33,546 2,231
DuPont de Nemours, Inc. 328,779 21,676
Ecolab, Inc. 102,635 17,380
General Electric Co. 63,934 4,766
Ingevity Corp. (Æ) 86,689 5,193
International Flavors & Fragrances, Inc. 194,011 23,534
Linde PLC (Æ) 180,635 56,350
Martin Marietta Materials, Inc. 2,605 923
Masco Corp. 34,631 1,825
PPG Industries, Inc. 4,923 630
Rio Tinto PLC
-
ADR 37,916 2,697
Sherwin-Williams Co. (The) 44,674 12,284
Trane Technologies PLC 70,056 9,800
238,757
Producer Durables - 10.2%
3M Co. 1,700 245
Alaska Air Group, Inc. (Æ) 48,296 2,627
Aptiv PLC (Æ) 80,951 8,613
Automatic Data Processing, Inc. 76,295 16,646
Block, Inc. Class A (Æ) 52,617 5,237
Boeing Co. (The) (Æ) 20,762 3,090
Canadian Pacific Railway, Ltd. 164,809 12,067
CSX Corp. 189,300 6,501
Danaher Corp. 213,694 53,665
Deere & Co. 119,231 45,016
Eaton Corp. PLC 57,472 8,335
FleetCor Technologies, Inc. (Æ) 155,331 38,758
Fortive Corp. 2,085 120
General Dynamics Corp. 102,831 24,323
Global Payments, Inc. 47,871 6,557
Honeywell International, Inc. 137,923 26,689
Illinois Tool Works, Inc. 1,831 361
Ingersoll Rand, Inc. 40,703 1,789
Johnson Controls International PLC (Æ) 20,895 1,251

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Keysight Technologies, Inc. (Æ) 2,328 327
L3Harris Technologies, Inc. 50,116 11,640
Lockheed Martin Corp. 1,670 722
Mettler -Toledo International, Inc. (Æ) 16,183 20,674
Moody's Corp. 58,542 18,527
Norfolk Southern Corp. 53,687 13,845
Northrop Grumman Corp. 37,475 16,467
Old Dominion Freight Line, Inc. 29,612 8,295
Otis Worldwide Corp. 94,005 6,847
PACCAR, Inc. 127,889 10,621
Parker-Hannifin Corp. 9,867 2,672
PayPal Holdings, Inc. (Æ) 346,434 30,462
Pentair PLC 6,066 308
S&P Global, Inc. 169,720 63,900
Southwest Airlines Co. (Æ) 147,980 6,914
Stanley Black & Decker, Inc. 96,898 11,642
TE Connectivity, Ltd. 27,015 3,371
Teledyne Technologies, Inc. (Æ) 36,584 15,788
Textron, Inc. 302,271 20,932
TopBuild Corp. (Æ) 3,805 689
TransDigm Group, Inc. (Æ) 1,634 972
Travel + Leisure Co. (Æ) 52,623 2,920
Union Pacific Corp. 96,600 22,632
United Airlines Holdings, Inc. (Æ) 140,535 7,097
Vontier Corp. 72,274 1,852
Waste Management, Inc. 4,229 695
Waters Corp. (Æ) 24,577 7,447
Westinghouse Air Brake Technologies Corp. 321,551 28,911
599,059
Technology - 28.3%
Accenture PLC Class A 56,902 17,091
Adobe, Inc. (Æ) 63,544 25,160
Advanced Micro Devices, Inc. (Æ) 389,270 33,290
Akamai Technologies, Inc. (Æ) 86,488 9,711
Allegion PLC 17,438 1,992
Alphabet, Inc. Class A (Æ) 21,184 48,346
Alphabet, Inc. Class C (Æ) 63,653 146,360
Amphenol Corp. Class A 16,272 1,163
Analog Devices, Inc. 59,066 9,119
Apple, Inc. 1,982,022 312,467
Applied Materials, Inc. 120,936 13,345
ASML Holding NV 8,921 5,029
Autodesk, Inc. (Æ) 197,506 37,384
Booking Holdings, Inc. (Æ) 5,511 12,181
Broadcom, Inc. 42,023 23,297
CDK Global Inc. 72,467 3,943
Cisco Systems, Inc. 275,826 13,510
Cognizant Technology Solutions Corp. Class
A 122,311 9,895
Corteva , Inc. 642,817 37,084
Dell Technologies, Inc. Class C 66,959 3,148
Electronic Arts, Inc. 51,566 6,087
F5, Inc. (Æ) 45,860 7,677
Fidelity National Information Services, Inc. 35,385 3,508
Fiserv, Inc. (Æ) 207,282 20,297
Fortinet, Inc. (Æ) 18,106 5,233
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hewlett Packard Enterprise Co. Class H 697,387 10,747
HP, Inc. (Æ) 96,622 3,539
Intel Corp. 292,589 12,754
International Business Machines Corp. 8,600 1,137
Intuit, Inc. 111,133 46,537
KLA Corp. 5,800 1,852
Kyndryl Holdings, Inc. (Æ) 1,720 20
Lam Research Corp. 37,604 17,514
Leidos Holdings, Inc. 14,492 1,500
Lyft, Inc. Class A (Æ) 164,751 5,371
Match Group, Inc. (Æ) 294,158 23,283
Meta Platforms, Inc. Class A (Æ) 448,184 89,847
Micron Technology, Inc. 130,171 8,876
Microsoft Corp. 1,062,527 294,873
Motorola Solutions, Inc. 95,500 20,407
MSCI, Inc. Class A 71,292 30,032
NVIDIA Corp. 208,532 38,676
NXP Semiconductors NV 48,398 8,271
Oracle Corp. 316,047 23,198
Qorvo , Inc. (Æ) 74,161 8,438
QUALCOMM, Inc. 54,875 7,666
Raytheon Technologies Corp. (Æ) 271,127 25,733
RingCentral, Inc. Class A (Æ) 141,470 12,004
Salesforce, Inc. (Æ) 363,425 63,941
SAP SE
-
ADR 73,872 7,446
Seagate Technology Holdings PLC 62,632 5,138
Shopify, Inc. Class A (Æ) 12,080 5,156
Synopsys, Inc. (Æ) 23,672 6,789
Taiwan Semiconductor Manufacturing Co.,
Ltd.
-
ADR 40,732 3,785
Texas Instruments, Inc. 87,837 14,954
VeriSign, Inc. (Æ) 33,687 6,020
VMware, Inc. Class A 29,503 3,188
Workday, Inc. Class A (Æ) 212,272 43,877
1,658,886
Utilities - 3.5%
Ameren Corp. 27,835 2,586
American Electric Power Co., Inc. 26,048 2,582
AT&T, Inc. 84,596 1,595
CenterPoint Energy, Inc. 401,392 12,287
Cheniere Energy, Inc. 103,195 14,015
CMS Energy Corp. 37,178 2,554
ConocoPhillips Co. 420,040 40,121
Consolidated Edison, Inc. 89,657 8,315
Constellation Energy Corp. 143,507 8,497
Dominion Energy, Inc. 4,274 349
DT Midstream, Inc. 31,772 1,708
DTE Energy Co. 6,566 860
Duke Energy Corp. 80,474 8,865
Entergy Corp. 120,725 14,348
Exelon Corp. 430,522 20,140
FirstEnergy Corp. 283,393 12,274
NextEra Energy, Inc. 211,957 15,053
NiSource, Inc. 38,538 1,122
Pinnacle West Capital Corp. 22,733 1,619
Public Service Enterprise Group, Inc. 14,344 999

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
162 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sempra Energy 14,900 2,404
Southern Co. (The) 159 12
T-Mobile US, Inc. (Æ) 52,929 6,518
Verizon Communications, Inc. 311,268 14,412
Xcel Energy, Inc. 137,295 10,058
203,293
Total Common Stocks
(cost $3,187,719) 5,667,108
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 196,199,904
(∞)
196,141
Total Short-Term Investments
(cost $196,136) 196,141
Total Investments - 99.9%
(identified cost $3,383,855) 5,863,249
Other Assets and Liabilities, Net
- 0.1%
7,847
Net Assets - 100.0%
5,871,096

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 163
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 748,295 $ — $ —
$ —
$ 748,295 12.7
Consumer Staples 258,070 — —
—
258,070 4.4
Energy 194,498 — —
—
194,498 3.3
Financial Services 888,455 — —
—
888,455 15.1
Health Care 877,795 — —
—
877,795 15.0
Materials and Processing 238,757 — —
—
238,757 4.1
Producer Durables 599,059 — —
—
599,059 10.2
Technology 1,658,886 — —
—
1,658,886 28.3
Utilities 203,293 — —
—
203,293 3.5
Short-Term Investments — — — 196,141 196,141 3.3
Total Investments $ 5,667,108 $ — $ — $ 196,141 $ 5,863,249 99.9
Other Assets and Liabilities, Net
0.1
100.0
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
164 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,383,855
Investments, at fair value(>) ...........................................................................................................................................................
5,863,249
Receivables:
Dividends and interest ....................................................................................................................................................... 3,488
Dividends from affiliated funds .......................................................................................................................................... 42
Fund shares sold ................................................................................................................................................................ 11,523
Prepaid expenses ........................................................................................................................................................................... 76
Total assets .................................................................................................................................................
5,878,378
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 2,652
Accrued fees to affiliates .................................................................................................................................................... 4,477
Other accrued expenses ..................................................................................................................................................... 153
Total liabilities .............................................................................................................................................
7,282
Net Assets ............................................................................................................................................................
$ 5,871,096

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 165
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2,401,321
Shares of beneficial interest ...........................................................................................................................................................
966
Additional paid-in capital ..............................................................................................................................................................
3,468,809
Net Assets ............................................................................................................................................................
$ 5,871,096
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 60.08
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 63.75
Class A — Net assets ............................................................................................................................................................. $ 91,064,191
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,515,725
Net asset value per share: Class C(#) .............................................................................................................................................
$ 56.15
Class C — Net assets ............................................................................................................................................................. $ 38,691,374
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 689,042
Net asset value per share: Class M(#) ............................................................................................................................................
$ 60.78
Class M — Net assets ............................................................................................................................................................ $ 1,467,412,066
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 24,141,438
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 60.82
Class S — Net assets ............................................................................................................................................................. $ 4,273,928,497
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 70,275,646
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 196,141
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
166 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 36,484
Dividends from affiliated funds ......................................................................................................................................... 94
Interest .............................................................................................................................................................................. 1
Total investment income ...............................................................................................................................................................
36,579
Expenses
Advisory fees .................................................................................................................................................................... 20,203
Administrative fees ........................................................................................................................................................... 1,493
Custodian fees ................................................................................................................................................................... 192
Distribution fees - Class A ................................................................................................................................................ 122
Distribution fees - Class C ................................................................................................................................................ 159
Transfer agent fees - Class A ............................................................................................................................................ 98
Transfer agent fees - Class C ............................................................................................................................................. 42
Transfer agent fees - Class M ............................................................................................................................................ 1,526
Transfer agent fees - Class S ............................................................................................................................................. 4,552
Professional fees ............................................................................................................................................................... 185
Registration fees ............................................................................................................................................................... 107
Shareholder servicing fees - Class C ................................................................................................................................. 53
Trustees’ fees .................................................................................................................................................................... 110
Printing fees ...................................................................................................................................................................... 82
Miscellaneous ................................................................................................................................................................... 29
Expenses before reductions .............................................................................................................................................. 28,953
Expense reductions ........................................................................................................................................................... (827)
Net expenses .................................................................................................................................................................................
28,126
Net investment income (loss) ........................................................................................................................................................
8,453
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (36,279)
Investments in affiliated funds .......................................................................................................................................... (16)
Net realized gain (loss) ..................................................................................................................................................................
(36,295)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (763,446)
Investments in affiliated funds .......................................................................................................................................... 4
Net change in unrealized appreciation (depreciation) ................................................................................................................... (763,442)
Net realized and unrealized gain (loss) ......................................................................................................................................... (799,737)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (791,284)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 167
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,453 $ 11,098
Net realized gain (loss) ...................................................................................................................... (36,295) 85,153
Net change in unrealized appreciation (depreciation) ....................................................................... (763,442) 1,593,710
Net increase (decrease) in net assets from operations ............................................................................. (791,284) 1,689,961
Distributions
To shareholders
Class A .......................................................................................................................................... — (225)
Class M ......................................................................................................................................... (3,735) (5,071)
Class S ........................................................................................................................................... (6,675) (17,203)
Net decrease in net assets from distributions .......................................................................................... (10,410) (22,499)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 392,561 548,633
Total Net Increase (Decrease) in Net Assets ..........................................................................
(409,133) 2,216,095
Net Assets
Beginning of period .................................................................................................................................
6,280,229 4,064,134
End of period ..........................................................................................................................................
$ 5,871,096 $ 6,280,229

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
168 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 131 $ 8,728 194 $ 11,727
Proceeds from reinvestment of distributions — — 4 224
Payments for shares redeemed (78) (5,282) (154) (9,415)
Net increase (decrease)
53 3,446 44 2,536
Class C
Proceeds from shares sold 71 4,420 126 7,207
Payments for shares redeemed (67) (4,169) (140) (7,916)
Net increase (decrease)
4 251 (14) (709)
Class M
Proceeds from shares sold 4,212 280,875 11,972 719,169
Proceeds from reinvestment of distributions 55 3,729 91 5,067
Payments for shares redeemed (2,054) (136,988) (2,628) (163,169)
Net increase (decrease)
2,213 147,616 9,435 561,067
Class S
Proceeds from shares sold 8,253 550,831 13,072 807,603
Proceeds from reinvestment of distributions 97 6,626 305 17,080
Payments for shares redeemed (4,728) (316,209) (14,032) (838,944)
Net increase (decrease)
3,622 241,248 (655) (14,261)
Total increase (decrease)
5,892 $ 392,561 8,810 $ 548,633

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
170 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 68.42 — (f) (8.34) (8.34) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) —
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
Class C
April 30, 2022* 64.19 (.23) (7.81) (8.04) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
Class M
April 30, 2022* 69.27 .12 (8.44) (8.32) (.17) —
October 31, 2021 49.65 .18 19.77 19.95 (.33) —
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(3) 36.49 .17 3.04 3.21 — —
Class S
April 30, 2022* 69.27 .09 (8.44) (8.35) (.10) —
October 31, 2021 49.65 .12 19.76 19.88 (.26) —
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 171
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
— 60.08 (12.19) 91,064 1.17 1.17 .01 11
(.16) 68.42 39.83 100,109 1.18 1.17 (.05) 22
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
— 56.15 (12.53) 38,691 1.92 1.92 (.74) 11
— 64.19 38.79 43,968 1.93 1.92 (.80) 22
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
(.17) 60.78 (12.04) 1,467,412 .92 .82 .36 11
(.33) 69.27 40.33 1,518,925 .93 .82 .29 22
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.10) 60.82 (12.07) 4,273,929 .92 .92 .26 11
(.26) 69.27 40.18 4,617,227 .93 .92 .20 22
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
172 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 3,277,261
Administration fees 247,063
Distribution fees 45,459
Shareholder servicing fees 8,502
Transfer agent fees 899,139
$ 4,477,424
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 143,241 $ 542,384 $ 489,472 $ (16) $ 4 $ 196,141 $ 94 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,386,370,386 $ 2,527,134,205 $ (50,255,683) $ 2,476,878,522

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 173
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 848.30 $ 1,017.46
Expenses Paid During Period* $ 6.78 $ 7.40
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 845.10 $ 1,013.88
Expenses Paid During Period* $ 10.06 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 849.90 $ 1,019.34
Expenses Paid During Period* $ 5.05 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
174 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 849.50 $ 1,018.84
Expenses Paid During Period* $ 5.50 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.3%
Consumer Discretionary - 14.5%
1-800-Flowers.com, Inc. Class A (Æ) 14,360 147
Aaron's Co., Inc. (The) 160,415 3,293
Abercrombie & Fitch Co. Class A (Æ) 21,379 739
AMC Networks, Inc. Class A (Æ) 18,809 614
American Eagle Outfitters, Inc. (Ñ) 117,705 1,779
American Outdoor Brands, Inc. (Æ) 5,336 67
APi Group Corp. (Æ) 169,294 3,142
Aramark Services, Inc. 5,768 209
Audacy, Inc. (Æ) 125,005 318
Bally's Corp. (Æ) 16,594 495
Bassett Furniture Industries, Inc. 22,456 372
Bath & Body Works, Inc. (Æ) 27,381 1,448
Beazer Homes USA, Inc. (Æ) 39,527 596
Bed Bath & Beyond, Inc. (Æ) 27,391 373
Big Lots, Inc. 6,358 196
BJ's Restaurants, Inc. (Æ) 11,885 330
BJ's Wholesale Club Holdings, Inc. (Æ) 10,141 653
Bloomin' Brands, Inc. 149,667 3,291
Bluegreen Vacations Holding Corp. 18,363 483
Boot Barn Holdings, Inc. (Æ) 6,772 610
BorgWarner, Inc. 16,984 626
Boyd Gaming Corp. 15,720 952
Brinker International, Inc. (Æ) 23,032 837
Brunswick Corp. 33,675 2,546
Burlington Stores, Inc. (Æ) 9,179 1,869
Cable One, Inc. 1,864 2,174
Caleres, Inc. 34,500 791
Callaway Golf Co. (Æ) 14,281 313
Capri Holdings, Ltd. (Æ) 22,242 1,061
Carter's, Inc. 8,753 737
Carvana Co. (Æ) 1,087 63
Central Garden & Pet Co. Class A (Æ) 5,797 240
Century Casinos, Inc. (Æ) 39,565 414
Century Communities, Inc. 18,164 958
Cheesecake Factory, Inc. (The) 50,186 1,852
Chegg, Inc. (Æ) 37,464 927
Churchill Downs, Inc. 14,565 2,956
Cinemark Holdings, Inc. (Æ) 150,526 2,387
Citi Trends, Inc. (Æ) 44,489 1,244
Conn's, Inc. (Æ) 29,533 462
Container Store Group, Inc. (The) (Æ) 58,500 448
Cracker Barrel Old Country Store, Inc. 700 78
Dana Holding Corp. 33,924 502
Darden Restaurants, Inc. 13,243 1,745
Dave & Buster's Entertainment, Inc. (Æ) 52,338 2,381
Deckers Outdoor Corp. (Æ) 9,224 2,451
Delta Apparel, Inc. (Æ) 10,694 310
Dick's Sporting Goods, Inc. 32,474 3,131
Dine Brands Global, Inc. 1,658 119
Domino's Pizza, Inc. 7,114 2,405
Dorman Products, Inc. (Æ) 13,648 1,347
Driven Brands, Inc. (Æ) 104,891 2,925
Ethan Allen Interiors, Inc. 16,761 398
FactSet Research Systems, Inc. 4,286 1,729
Farfetch, Ltd. Class A (Æ) 84,620 948
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five Below, Inc. (Æ) 29,883 4,695
Floor & Decor Holdings, Inc. Class A (Æ) 1,073 86
Fortune Brands Home & Security, Inc. 7,667 546
Fox Factory Holding Corp. (Æ) 42,620 3,490
Genesco, Inc. (Æ) 8,688 539
Gentherm, Inc. (Æ) 38,134 2,571
G-III Apparel Group, Ltd. (Æ) 39,239 1,039
GMS, Inc. (Æ) 8,715 418
Golden Entertainment, Inc. (Æ) 2,769 133
Goodyear Tire & Rubber Co. (The) (Æ) 28,467 379
Grand Canyon Education, Inc. (Æ) 15,870 1,523
Gray Television, Inc. 19,718 365
Group 1 Automotive, Inc. 2,622 457
H&R Block, Inc. 5,376 140
Hamilton Beach Brands Holding Co. Class A 22,559 211
Hanesbrands, Inc. 157,975 2,095
Harley-Davidson, Inc. 19,170 699
Hillenbrand, Inc. 10,655 435
Hilton Grand Vacations, Inc. (Æ) 14,163 663
Hooker Furniture Corp. 9,225 156
Horizon Global Corp. (Æ) 149,570 556
IAC/InterActiveCorp. (Æ) 7,178 595
iHeartMedia, Inc. Class A (Æ) 19,814 317
International Game Technology PLC (Ñ) 47,959 1,047
Interpublic Group of Cos., Inc. (The) 14,186 463
IntriCon Corp. (Æ) 14,322 344
Jack in the Box, Inc. 2,833 234
John Wiley & Sons, Inc. Class A 43,510 2,214
Kohl's Corp. 58,622 3,393
Kontoor Brands, Inc. 53,770 2,136
Kura Sushi USA, Inc. Class A (Æ) 15,144 760
Laureate Education, Inc. Class A 15,582 177
Lear Corp. 6,483 829
Lee Enterprises, Inc. (Æ) 16,164 390
Leggett & Platt, Inc. 76,293 2,718
LGI Homes, Inc. (Æ) 2,560 240
Liberty Braves Group Class C (Æ) 35,108 882
Liberty Broadband Corp. Class C (Æ) 17,058 1,907
Liberty Media Corp.-Liberty Braves Class
A (Æ) 6,510 171
Liberty SiriusXM Group Class C (Æ) 43,938 1,840
Lions Gate Entertainment Corp. Class A (Æ) 44,331 598
Lithia Motors, Inc. Class A 19,481 5,516
LKQ Corp. 42,380 2,103
M/I Homes, Inc. (Æ) 5,931 263
Madison Square Garden Entertainment
Corp. (Æ) 15,166 1,111
Malibu Boats, Inc. Class A (Æ) 20,775 1,045
MarineMax, Inc. (Æ) 10,543 431
Marriott Vacations Worldwide Corp. 7,760 1,159
MDC Holdings, Inc. 8,817 325
Meritage Homes Corp. (Æ) 5,627 465
Meritor, Inc. (Æ) 13,699 492
Mister Car Wash, Inc. (Æ)(Ñ) 94,461 1,360
Mohawk Industries, Inc. (Æ) 6,071 856
Monro Muffler Brake, Inc. 43,980 2,011
Nautilus, Inc. (Æ) 2,418 7

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
176 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newell Rubbermaid, Inc. 145,998 3,380
News Corp. Class A 14,212 282
Nexstar Media Group, Inc. Class A 58,435 9,257
Norton LifeLock, Inc. (Æ) 47,639 1,193
nVent Electric PLC 65,959 2,228
NVR, Inc. (Æ) 153 670
Ollie's Bargain Outlet Holdings, Inc. (Æ) 38,858 1,867
OneSpaWorld Holdings, Ltd. (Æ) 33,234 334
Penn National Gaming, Inc. (Æ) 50,367 1,842
Pool Corp. 12,749 5,166
PulteGroup, Inc. 22,204 927
PVH Corp. 34,941 2,543
QuinStreet, Inc. (Æ) 58,446 556
Ralph Lauren Corp. Class A 4,516 471
RCI Hospitality Holdings, Inc. 22,182 1,374
Red Robin Gourmet Burgers, Inc. (Æ) 33,438 441
Revolve Group, Inc. (Æ) 71,072 3,004
Rocky Brands, Inc. 1,919 74
Scholastic Corp. 63,904 2,355
Sensata Technologies Holding PLC 7,563 343
Service Corp. International 12,051 791
Shoe Carnival, Inc. 13,128 396
Shutterstock, Inc. 3,491 264
Signet Jewelers, Ltd. 22,099 1,551
Sinclair Broadcast Group, Inc. Class A 25,353 564
Skechers USA, Inc. Class A (Æ) 27,104 1,038
Strategic Eduation, Inc. (Æ) 8,382 542
Taylor Morrison Home Corp. Class A (Æ) 20,519 537
TechTarget, Inc. (Æ) 6,111 411
TEGNA, Inc. 6,655 147
Tempur Sealy International, Inc. 19,135 519
Texas Roadhouse, Inc. Class A 13,986 1,152
Toll Brothers, Inc. 10,396 482
Tractor Supply Co. 212 43
Transcat, Inc. (Æ) 5,568 406
Travelzoo, Inc. (Æ) 28,260 195
TRI Pointe Group, Inc. (Æ) 33,493 692
Tupperware Brands Corp. (Æ) 35,839 630
Urban Outfitters, Inc. (Æ) 43,349 1,032
Vail Resorts, Inc. 544 138
Vera Bradley, Inc. (Æ) 90,947 559
Victoria's Secret & Co. (Æ) 49,270 2,322
Warby Parker, Inc. Class A (Æ)(Ñ) 68,661 1,599
Weyco Group, Inc. 34,861 858
Willis Lease Finance Corp. (Æ) 10,710 333
Wingstop, Inc. 18,723 1,718
Wolverine World Wide, Inc. 57,425 1,138
Wyndham Hotels & Resorts, Inc. 11,079 975
YETI Holdings, Inc. (Æ) 77,153 3,770
Zillow Group, Inc. (Æ) 4,441 177
186,362
Consumer Staples - 2.7%
B&G Foods, Inc. Class A (Ñ) 22,022 593
BellRing Brands, Inc. (Æ) 6,854 147
Casey's General Stores, Inc. 23,042 4,638
Church & Dwight Co., Inc. 5,862 572
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energizer Holdings, Inc.
-
GDR (Æ) 446 17
Hain Celestial Group, Inc. (The) (Æ) 8,981 301
Helen of Troy, Ltd. (Æ) 12,233 2,624
Ingredion, Inc. 36,899 3,141
J&J Snack Foods Corp. 17,065 2,555
Lancaster Colony Corp. 8,002 1,242
Medifast, Inc. 8,067 1,439
MGP Ingredients, Inc. 5,280 482
Natural Grocers by Vitamin Cottage, Inc. 37,215 759
Nomad Foods, Ltd. (Æ) 58,297 1,076
Nu Skin Enterprises, Inc. Class A 20,503 874
Performance Food Group Co. (Æ) 5,696 281
PetMed Express, Inc. (Ñ) 4,814 105
Pilgrim's Pride Corp. (Æ) 68,666 1,947
Post Holdings, Inc. (Æ)(Ñ) 5,407 402
Sanderson Farms, Inc. 9,770 1,850
SpartanNash Co. 12,657 434
Spectrum Brands Holdings, Inc. 59,660 5,075
Sprouts Farmers Market, Inc. (Æ) 16,574 494
United Natural Foods, Inc. (Æ) 10,455 449
US Foods Holding Corp. (Æ) 52,575 1,978
Weis Markets, Inc. 6,526 521
33,996
Energy - 4.6%
Antero Resources Corp. (Æ) 127,301 4,481
Berry Petroleum Corp. 66,534 730
Cabot Oil & Gas Corp. 186,568 5,371
ChampionX Corp. 108,996 2,300
Civitas Resources, Inc. 27,056 1,586
CONSOL Energy, Inc. (Æ) 131,588 6,257
Delek US Holdings, Inc. (Æ) 84,963 2,056
Diamondback Energy, Inc. 5,896 744
Enphase Energy, Inc. (Æ) 2,701 436
EQT Corp. 17,282 687
First Solar, Inc. (Æ) 38,552 2,815
Green Brick Partners, Inc. (Æ) 15,710 310
Helix Energy Solutions Group, Inc. (Æ) 93,645 385
Hippo Holdings, Inc. 22,105 840
Hostess Brands, Inc. Class A (Æ) 120,309 2,730
Liberty Oilfield Services, Inc. Class A (Æ) 80,925 1,306
Magnolia Oil & Gas Corp. (Æ) 86,624 2,013
Marathon Oil Corp. 137,378 3,423
Matador Resources Co. 38,825 1,895
Nabors Industries, Inc. (Æ)(Ñ) 9,816 1,518
National Energy Services Reunited Corp. (Æ) 23,060 154
Oil States International, Inc. (Æ) 131,628 890
Patterson-UTI Energy, Inc. 101,189 1,664
Pioneer Natural Resources Co. 10,477 2,436
ProPetro Holding Corp. (Æ) 64,137 907
Renewable Energy Group, Inc. (Æ) 9,800 598
Smart Sand, Inc. (Æ)(Ñ) 234,133 1,018
Solaris Oilfield Infrastructure, Inc. Class A 304,760 3,429
Southwestern Energy Co. (Æ) 190,263 1,427
Sunrun, Inc. (Æ) 134,880 2,695

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Silica Holdings, Inc. (Æ) 104,840 1,948
59,049
Financial Services - 19.4%
Affiliated Managers Group, Inc. 27,957 3,511
Air Lease Corp. Class A 18,180 732
Alexandria Real Estate Equities, Inc. (ö) 1,863 339
Alleghany Corp. (Æ) 2,109 1,764
Alliance Data Systems Corp. 19,316 1,058
Ally Financial, Inc. 77,389 3,092
Alpine Income Property Trust, Inc. (ö) 42,194 789
Amalgamated Financial Corp. 1,523 27
American Equity Investment Life Holding
Co. 80,474 3,035
American Homes 4 Rent Class A (ö) 41,506 1,644
Ameris Bancorp 8,680 362
Apple Hospitality REIT, Inc. (ö) 26,356 466
Argo Group International Holdings, Ltd. 8,996 385
Associated Banc-Corp. 22,183 443
Assurant, Inc. 5,539 1,007
Assured Guaranty, Ltd. 7,127 393
Atlantic Union Bankshares Corp. (Æ) 10,369 350
Axis Capital Holdings, Ltd. 5,244 301
Axos Financial, Inc. (Æ) 11,130 422
Banc of California, Inc. 19,127 345
Bancorp, Inc. (The) (Æ) 29,842 677
Bank of NT Butterfield & Son, Ltd. (The) 26,529 850
Bank OZK 39,979 1,536
Bank7 Corp. 9,950 236
BankUnited, Inc. 59,341 2,228
Banner Corp. 10,529 565
BBX Capital, Inc. (Æ) 5,993 56
BGC Partners, Inc. Class A 285,076 1,035
Bridgewater Bancshares, Inc. (Æ) 45,425 728
Brighthouse Financial, Inc. (Æ) 17,423 895
Business First Bancshares, Inc. 14,890 330
Byline Bancorp, Inc. 15,021 352
Cadence Bank 67,271 1,684
Camden Property Trust (ö) 3,242 509
Cannae Holdings, Inc. (Æ) 77,905 1,745
Capstar Financial Holdings, Inc. 24,280 489
Carter Bankshares, Inc. (Æ) 53,078 868
CatchMark Timber Trust, Inc. Class A (ö) 21,728 178
Central Valley Community Bancorp 9,015 174
Chatham Lodging Trust (Æ)(ö) 35,129 504
Civista Bancshares, Inc. 8,934 186
CNO Financial Group, Inc. 65,539 1,582
Coastal Financial Corp. (Æ) 1,026 42
Cohen & Steers, Inc. 13,642 1,060
Columbia Banking System, Inc. 144,030 4,044
Columbia Financial, Inc. (Æ) 109,496 2,075
Community Bank System, Inc. 28,319 1,824
ConnectOne Bancorp, Inc. 15,388 429
Cousins Properties, Inc. (ö) 68,873 2,473
Cowen Group, Inc. Class A 29,046 664
CTO Realty Growth, Inc. (ö) 16,979 1,083
Curo Group Holdings Corp. 22,952 269
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Customers Bancorp, Inc. (Æ) 76,169 3,204
CVB Financial Corp. 10,947 252
DiamondRock Hospitality Co. (Æ)(ö) 53,464 568
Discover Financial Services 20,475 2,303
Douglas Elliman, Inc. 24,243 147
Duke Realty Corp. (ö) 45,202 2,475
Eagle Bancorp, Inc. 9,283 467
EastGroup Properties, Inc. (ö) 11,546 2,165
Ellington Financial, Inc. (ö) 6,658 108
Enova International, Inc. (Æ) 30,176 1,129
Enterprise Financial Services Corp. 7,018 310
EPR Properties (ö) 9,375 492
Equity Bancshares, Inc. Class A 24,876 759
Equity LifeStyle Properties, Inc. Class A (ö) 2,923 226
Erie Indemnity Co. Class A 12,495 2,003
Evercore, Inc. Class A 17,386 1,839
Everest Re Group, Ltd. 318 87
FB Financial Corp. 10,199 393
Federal Agricultural Mortgage Corp. Class C 4,641 475
Federated Hermes, Inc. Class B 7,801 222
First BanCorp 106,817 1,454
First Bancshares, Inc. 10,613 342
First Bank 42,747 610
First Citizens BancShares, Inc. Class A 372 238
First Commonwealth Financial Corp. 59,331 800
First Foundation, Inc. 11,197 249
First Hawaiian, Inc. 6,723 159
First Horizon National Corp. 63,691 1,425
First Industrial Realty Trust, Inc. (ö) 54,380 3,154
First Interstate BancSystem, Inc. Class A 7,834 255
First Merchants Corp. 35,756 1,401
First Mid-Illinois Bancshares, Inc. 10,471 377
First Northwest Bancorp 6,736 141
First Savings Financial Group, Inc. 13,224 330
First United Corp. 15,255 342
FirstCash Holdings, Inc. 9,286 741
Flushing Financial Corp. 24,978 537
FNB Corp. 90,478 1,042
Four Corners Property Trust, Inc. (ö) 7,233 199
FS Bancorp, Inc. 15,930 468
FVC Bankcorp, Inc. (Æ) 7,494 155
Gaming and Leisure Properties, Inc. (ö) 158,244 7,023
Genworth Financial, Inc. Class A (Æ) 108,399 402
Glacier Bancorp, Inc. 42,055 1,924
Goosehead Insurance, Inc. Class A 34,733 1,997
Granite Point Mortgage Trust, Inc. (ö) 34,701 338
Hancock Holding Co. 7,862 368
Hanover Insurance Group, Inc. (The) 23,918 3,512
HarborOne Bancorp, Inc. 18,935 254
HBT Financial, Inc. 11,802 203
Healthcare Realty Trust, Inc. (ö) 19,335 524
Hersha Hospitality Trust Class A (Æ)(ö) 45,331 443
Hilltop Holdings, Inc. 13,181 336
Home Bancorp, Inc. 10,098 387
Home BancShares, Inc. 40,342 872
HomeStreet, Inc. 12,145 493
Hope Bancorp, Inc. 29,558 423

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
178 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Host Hotels & Resorts, Inc. (ö) 138,349 2,815
Houlihan Lokey, Inc. Class A 38,971 3,246
Howard Hughes Corp. (The) (Æ) 40,392 4,051
Hudson Pacific Properties, Inc. (ö) 26,850 625
Huntington Bancshares, Inc. 71,188 936
Independence Realty Trust, Inc. (ö) 61,288 1,671
Independent Bank Corp. 17,980 457
Independent Bank Group, Inc. 20,643 1,400
Innovative Industrial Properties, Inc. (ö) 13,593 1,965
Invesco, Ltd. 32,753 602
Invitation Homes, Inc. (ö) 9,266 369
iStar, Inc. (ö) 15,472 261
Jackson Financial, Inc. Class A 100,845 4,267
Janus Henderson Group PLC 57,491 1,752
Jefferies Financial Group, Inc. (Æ) 4,646 143
Jones Lang LaSalle, Inc. (Æ) 11,794 2,580
Kearny Financial Corp. 57,154 678
Kennedy-Wilson Holdings, Inc. 5,795 131
KeyCorp 15,209 294
Kimco Realty Corp. (ö) 4,738 120
Ladder Capital Corp. Class A (ö) 28,300 322
Lamar Advertising Co. Class A (ö) 5,068 560
Lazard, Ltd. Class A 23,853 782
Life Storage, Inc. (Æ)(ö) 7,495 993
Lincoln National Corp. 34,473 2,074
Live Oak Bancshares, Inc. 8,927 378
Macerich Co. (The) (ö) 37,432 470
MainStreet Bancshares, Inc. 23,568 603
Medical Properties Trust, Inc. (ö) 201,149 3,699
Merchants Bancorp 3,705 87
Meridian Corp. 17,341 544
Meta Financial Group, Inc. 18,377 802
Metropolitan Bank Holding Corp. (Æ) 1,728 154
MFA Financial, Inc. (ö) 34,155 487
MGIC Investment Corp. 87,321 1,140
Mid-America Apartment Communities,
Inc. (ö) 12,595 2,477
Mr. Cooper Group, Inc. (Æ) 20,365 916
MVB Financial Corp. 8,622 345
National Health Investors, Inc. (ö) 6,615 341
National Retail Properties, Inc. (ö) 85,494 3,748
New York Mortgage Trust, Inc. (ö) 129,643 417
Newmark Group, Inc. Class A 205,044 2,491
NexPoint Residential Trust, Inc. (ö) 10,359 924
NMI Holdings, Inc. Class A (Æ) 57,349 1,054
ODP Corp. (The) (Æ) 8,873 382
OFG Bancorp 134,940 3,587
Old National Bancorp 2,901 44
Old Second Bancorp, Inc. 88,864 1,224
Oppenheimer Holdings, Inc. Class A 8,162 263
Origin Bancorp, Inc. 14,077 530
Pacific Premier Bancorp, Inc. 31,206 979
PacWest Bancorp 161,662 5,317
Parke Bancorp, Inc. 14,136 340
Peapack Gladstone Financial Corp. 18,179 563
Pebblebrook Hotel Trust (ö) 21,804 532
PennyMac Financial Services, Inc. 4,710 229
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PennyMac Mortgage Investment Trust (ö) 3,241 50
Perella Weinberg Partners 54,669 421
Popular, Inc. 31,311 2,442
Postal Realty Trust, Inc. Class A (ö) 41,362 696
Potlatch Corp. (ö) 49,261 2,729
Preferred Bank 5,110 343
Primerica, Inc. 9,613 1,245
PROG Holdings, Inc. (Æ) 26,376 698
Progyny, Inc. (Æ) 51,783 1,991
Provident Financial Services, Inc. 16,449 364
PS Business Parks, Inc. (ö) 3,310 620
Radian Group, Inc. 51,019 1,091
Raymond James Financial, Inc. 31,474 3,067
Rayonier, Inc. (ö) 36,438 1,574
Realogy Holdings Corp. (Æ) 23,624 259
Reinsurance Group of America, Inc. Class A 1,837 197
Repay Holdings Corp. (Æ) 97,847 1,309
Rexford Industrial Realty, Inc. (ö) 21,065 1,644
RLJ Lodging Trust (ö) 30,482 427
RMR Group, Inc. (The) Class A 2,668 73
Ryman Hospitality Properties, Inc. (Æ)(ö) 4,049 378
Sandy Spring Bancorp, Inc. 5,719 225
Security National Financial Corp. Class A (Æ) 12,753 127
Selective Insurance Group, Inc. 41,173 3,391
Signature Bank 8,348 2,022
Simmons First National Corp. Class A 39,362 940
SL Green Realty Corp. (ö) 198 14
SLM Corp. 75,562 1,264
SmartFinancial, Inc. 15,375 377
South Plains Financial, Inc. 7,492 181
South State Corp. 14,455 1,119
Southern First Bancshares, Inc. (Æ) 13,265 606
Southern Missouri Bancorp, Inc. 17,233 727
St. Joe Co. (The) 28,774 1,531
Starwood Property Trust, Inc. (ö) 172,673 3,951
Stifel Financial Corp. 17,105 1,058
Summit Financial Group, Inc. 24,989 681
Sun Communities, Inc. (ö) 13,480 2,367
SVB Financial Group (Æ) 9,883 4,819
Synovus Financial Corp. 33,737 1,401
Terreno Realty Corp. (ö) 46,645 3,393
Texas Capital Bancshares, Inc. (Æ) 28,980 1,488
Timberland Bancorp, Inc. 9,941 263
Tradeweb Markets, Inc. Class A 18,095 1,288
TriState Capital Holdings, Inc. (Æ) 19,096 577
Triumph Bancorp, Inc. (Æ) 6,648 462
Trupanion, Inc. (Æ) 31,243 1,988
UMB Financial Corp. 6,975 629
Umpqua Holdings Corp. 46,838 775
United Bankshares, Inc. 8,758 291
United Community Banks, Inc. 20,570 620
Unity Bancorp, Inc. 13,427 387
Unum Group 41,015 1,252
Valley National Bancorp 23,641 283
Veritex Holdings, Inc. 21,695 713
Virtus Investment Partners, Inc. 1,898 336
Voya Financial, Inc. 70,855 4,474

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walker & Dunlop, Inc. 6,326 758
Webster Financial Corp. 50,085 2,504
Westamerica BanCorp 21,685 1,278
Western Alliance Bancorp 14,653 1,115
Westwood Holdings Group, Inc. 25,848 417
Wintrust Financial Corp. 3,628 317
World Acceptance Corp. (Æ) 5,306 1,001
WR Berkley Corp. 8,619 573
WSFS Financial Corp. 8,031 322
249,461
Health Care - 10.3%
10x Genomics, Inc. Class A (Æ) 15,799 755
Acadia Healthcare Co., Inc. (Æ) 5,395 366
Aduro Biotech Holdings, Inc. (Æ)(Š) 15,391 —
Affimed NV (Æ) 22,956 86
agilon health, Inc. (Æ)(Ñ) 168,046 2,986
Align Technology, Inc. (Æ) 9,207 2,669
Alkermes PLC (Æ) 7,503 216
Alnylam Pharmaceuticals, Inc. (Æ) 2,931 391
ALX Oncology Holdings, Inc. (Æ) 22,226 284
AMN Healthcare Services, Inc. (Æ) 61,155 5,978
AnaptysBio, Inc. (Æ) 15,870 371
Anavex Life Sciences Corp. (Æ) 41,007 352
Apellis Pharmaceuticals, Inc. (Æ) 7,288 317
Apyx Medical Corp. (Æ) 37,880 143
Argenx SE
-
ADR (Æ) 6,410 1,842
Arrowhead Pharmaceuticals, Inc. (Æ) 57,075 2,346
Ascendis Pharma A/S
-
ADR (Æ) 11,619 1,060
Avid Bioservices, Inc. (Æ) 21,940 295
Beam Therapeutics, Inc. (Æ) 4,287 161
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 9,988 891
Bio-Rad Laboratories, Inc. Class A (Æ) 2,258 1,156
BridgeBio Pharma, Inc. (Æ) 41,062 329
Brookdale Senior Living, Inc. Class A (Æ) 63,226 391
Cassava Sciences, Inc. (Æ)(Ñ) 7,295 152
Catalyst Pharmaceuticals, Inc. (Æ) 339,480 2,587
Centene Corp. (Æ) 29,692 2,392
Change Healthcare, Inc. (Æ) 144,248 3,398
Charles River Laboratories International,
Inc. (Æ) 9,822 2,372
Chemed Corp. 5,513 2,709
Chinook Therapeutics, Inc. (Æ) 15,391 233
Consensus Cloud Solutions, Inc. (Æ) 30,829 1,625
Cooper Cos., Inc. (The) 2,058 743
CorVel Corp. (Æ) 11,987 1,859
Cytokinetics, Inc. (Æ) 10,491 418
DermTech, Inc. (Æ) 12,113 104
DexCom, Inc. (Æ) 2,330 952
Dynavax Technologies Corp. (Æ) 59,270 523
Encompass Health Corp. (Æ) 97,993 6,745
Ensign Group, Inc. (The) 29,828 2,396
Envista Holdings Corp. (Æ) 34,355 1,361
Evolus, Inc. (Æ) 91,847 1,028
Exact Sciences Corp. (Æ) 8,202 452
F-Star Therapeutics, Inc. (Æ) 366,386 1,052
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globus Medical, Inc. Class A (Æ) 6,568 435
Gritstone Oncology, Inc. (Æ) 83,651 217
Haemonetics Corp. (Æ) 20,950 1,062
Halozyme Therapeutics, Inc. (Æ) 27,140 1,083
HealthEquity, Inc. (Æ) 3,327 207
Henry Schein, Inc. (Æ) 29,465 2,390
Horizon Therapeutics PLC (Æ) 24,512 2,416
Icon PLC (Æ) 18,708 4,232
Innoviva, Inc. (Æ) 27,555 470
Integra LifeSciences Holdings Corp. (Æ) 36,169 2,212
Intellia Therapeutics, Inc. (Æ) 25,045 1,228
Intersect ENT, Inc. (Æ) 19,749 541
Ionis Pharmaceuticals, Inc. (Æ) 7,245 266
Jazz Pharmaceuticals PLC (Æ) 9,553 1,531
Laboratory Corp. of America Holdings 6,706 1,611
LeMaitre Vascular, Inc. 29,363 1,269
Lexicon Pharmaceuticals, Inc. (Æ) 193,087 350
LHC Group, Inc. (Æ) 27,795 4,610
Ligand Pharmaceuticals, Inc. Class B (Æ) 9,008 836
Medpace Holdings, Inc. (Æ) 7,207 963
Mirati Therapeutics, Inc. (Æ) 21,544 1,331
Moderna, Inc. (Æ) 1,559 210
Molecular Templates, Inc. (Æ) 490,868 834
Molina Healthcare, Inc. (Æ) 4,848 1,520
Myriad Genetics, Inc. (Æ) 41,162 844
Natera, Inc. (Æ) 23,745 834
NeoGenomics, Inc. (Æ) 56,216 531
Neurocrine Biosciences, Inc. (Æ) 8,397 756
Omnicell, Inc. (Æ) 19,108 2,086
Oranogenesis Holdings, Inc. (Æ) 10,901 70
Organon & Co. 95,702 3,094
Owens & Minor, Inc. 21,163 751
Pennant Group, Inc. (The) (Æ) 14,914 244
Perrigo Co. PLC 66,813 2,292
Pliant Therapeutics, Inc. (Æ) 123,012 721
Prestige Brands Holdings, Inc. (Æ) 7,856 429
Protagonist Therapeutics, Inc. (Æ) 8,128 74
PTC Therapeutics, Inc. (Æ) 9,522 336
Quest Diagnostics, Inc. 7,338 982
R1 RCM, Inc. (Æ) 121,742 2,742
Repligen Corp. (Æ) 12,331 1,939
ResMed, Inc. 5,478 1,095
Rigel Pharmaceuticals, Inc. (Æ) 77,409 183
Rubius Therapeutics, Inc. (Æ) 11,770 20
Sarepta Therapeutics, Inc. (Æ) 17,703 1,280
Satsuma Pharmaceuticals, Inc. (Æ) 69,351 270
Seagen, Inc. (Æ) 4,553 597
Sotera Health Co. (Æ) 66,952 1,364
STERIS PLC 18,770 4,205
Supernus Pharmaceuticals, Inc. (Æ) 14,740 411
Syneos Health, Inc. Class A (Æ) 45,429 3,320
Tenet Healthcare Corp. (Æ) 7,261 527
Ultragenyx Pharmaceutical, Inc. (Æ) 3,345 236
United Therapeutics Corp. (Æ) 7,848 1,394
US Physical Therapy, Inc. 19,081 1,980
Utah Medical Products, Inc. 3,857 326
Vanda Pharmaceuticals, Inc. (Æ) 14,575 145

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
180 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veeva Systems, Inc. Class A (Æ) 6,119 1,113
Veracyte, Inc. (Æ) 13,655 280
Vericel Corp. (Æ) 53,967 1,538
Vincerx Pharma, Inc. (Æ)(Ñ) 168,865 436
West Pharmaceutical Services, Inc. 14,698 4,631
ZAGG, Inc. (Æ)(Š) 48,332 4
Zinvie, Inc. (Æ) 48 1
Zymeworks, Inc. (Æ) 48,567 297
132,688
Materials and Processing - 9.6%
AAON, Inc. 11,226 547
Acuity Brands, Inc. 2,856 493
Advanced Drainage Systems, Inc. 16,046 1,644
AdvanSix, Inc. 27,650 1,232
Albemarle Corp. 5,736 1,106
Alcoa Corp. 35,025 2,375
American Woodmark Corp. (Æ) 6,655 312
Arconic Corp. (Æ) 48,025 1,208
Ashland Global Holdings, Inc. 40,024 4,201
Atkore International Group, Inc. (Æ) 11,750 1,129
Avient Corp. (Æ) 27,628 1,360
Axalta Coating Systems, Ltd. (Æ) 106,714 2,707
AZEK Co., Inc. (The) (Æ) 43,196 917
Balchem Corp. 20,807 2,563
Beacon Roofing Supply, Inc. (Æ) 9,638 575
Belden, Inc. 5,651 292
Berry Plastics Group, Inc. (Æ) 101 6
Builders FirstSource, Inc. (Æ) 11,757 724
Caesarstone, Ltd. 27,815 273
Century Aluminum Co. (Æ) 97,965 1,653
CF Industries Holdings, Inc. 5,180 502
Cleveland-Cliffs, Inc. (Æ) 46,373 1,182
Comfort Systems USA, Inc. 8,542 721
Commercial Metals Co. 77,975 3,197
Compass Minerals International, Inc. 5,721 338
Crown Holdings, Inc. 12,014 1,322
Eagle Materials, Inc. 17,343 2,139
Element Solutions, Inc. (Æ) 182,667 3,767
FMC Corp. 80,214 10,632
Fortitude Gold Corp. 63,468 430
GCP Applied Technologies, Inc. (Æ) 2,986 94
HB Fuller Co. 3,985 266
Hexcel Corp. 8,499 462
Huntsman Corp. 21,662 734
IAA, Inc. (Æ) 57,590 2,111
Ingevity Corp. (Æ) 3,255 195
Innospec, Inc. 4,161 397
International Paper Co. 20,478 948
Intrepid Potash, Inc. (Æ) 20,193 1,546
ITT, Inc. 39,309 2,760
JELD-WEN Holding, Inc. (Æ) 19,655 409
KAR Auction Services, Inc. (Æ) 115,279 1,690
Koppers Holdings, Inc. 14,523 352
LB Foster Co. Class A (Æ) 22,076 313
Lennox International, Inc. 3,222 687
Masco Corp. 46,092 2,429
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Minerals Technologies, Inc. 16,922 1,076
Mosaic Co. (The) 41,068 2,563
MRC Global, Inc. (Æ) 31,956 383
Neenah Paper, Inc. 37,665 1,333
NL Industries, Inc. 39,297 270
NN, Inc. (Æ) 51,714 157
Olin Corp. 23,277 1,336
Olympic Steel, Inc. 22,978 789
Orion Engineered Carbons SA 36,892 557
Osisko Gold Royalties, Ltd. 93,167 1,146
Owens Corning 10,132 921
Packaging Corp. of America 4,726 762
Patrick Industries, Inc. 7,858 489
PGT Innovations, Inc. (Æ) 14,527 258
Quaker Chemical Corp. 1,587 258
RBC Bearings, Inc. (Æ) 4,730 796
Reliance Steel & Aluminum Co. 4,945 980
Resideo Technologies, Inc. (Æ) 50,050 1,126
Royal Gold, Inc. 16,473 2,149
RPM International, Inc. 6,601 547
Ryerson Holding Corp. 31,214 1,149
Schweitzer-Mauduit International, Inc. 53,132 1,337
Sealed Air Corp. 10,109 649
Sensient Technologies Corp. 12,567 1,063
Silgan Holdings, Inc. 130,449 5,788
Sonoco Products Co. 71,589 4,432
Steel Dynamics, Inc. 20,453 1,754
Sylvamo Corp. 81,035 3,618
Terminix Global Holdings, Inc. (Æ) 30,911 1,419
Timken Co. (The) 25,488 1,469
TimkenSteel Corp. (Æ) 22,790 471
Trex Co., Inc. (Æ) 28,955 1,685
Trinseo PLC 18,283 868
UFP Industries, Inc. (Æ) 31,259 2,419
United States Steel Corp. 107,450 3,276
Valhi, Inc. 11,513 366
Valmont Industries, Inc. 2,427 604
Valvoline, Inc. 66,342 2,006
Vulcan Materials Co. 12,507 2,155
Watsco, Inc. 4,901 1,308
Westlake Chemical Corp. 6,173 781
Westrock Co. 21,406 1,060
Worthington Industries, Inc. 9,630 458
122,971
Producer Durables - 14.9%
AAR Corp. (Æ) 11,205 526
ABM Industries, Inc. 4,061 196
ACCO Brands Corp. 251,967 1,847
AECOM 40,397 2,850
Alamo Group, Inc. 5,697 720
Alaska Air Group, Inc. (Æ) 5,865 319
Allison Transmission Holdings, Inc. Class A 13,732 514
Alta Equipment Group, Inc. (Æ) 66,347 746
Altra Industrial Motion Corp. 10,334 403
AO Smith Corp. 22,536 1,317
Applied Industrial Technologies, Inc. 4,001 419

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ArcBest Corp. 26,835 1,936
Arcosa, Inc. 62,132 3,326
Atlas Air Worldwide Holdings, Inc. (Æ) 22,222 1,532
Atlas Technical Consultants LLC (Æ) 96,981 1,173
Avalara, Inc. (Æ) 39,334 2,992
Avery Dennison Corp. 4,784 864
AZZ, Inc. 4,573 209
Badger Meter, Inc. 12,047 972
Barnes Group, Inc. 26,877 902
Booz Allen Hamilton Holding Corp. Class A 9,028 737
Brady Corp. Class A 44,653 1,998
Brink's Co. (The) 1,241 73
BWX Technologies, Inc. (Æ) 53,614 2,784
Carlisle Cos., Inc. 3,258 845
CECO Environmental Corp. (Æ) 17,398 83
CH Robinson Worldwide, Inc. 41,090 4,362
Chart Industries, Inc. (Æ) 6,668 1,126
CIRCOR International, Inc. (Æ) 14,895 293
Construction Partners, Inc. Class A (Æ) 68,412 1,766
Costamare, Inc. 25,127 337
CoStar Group, Inc. (Æ) 44,390 2,824
Curtiss-Wright Corp. 1,812 259
CyberOptics Corp. (Æ) 23,232 985
Darling Ingredients, Inc. (Æ) 48,903 3,589
Deluxe Corp. 95,708 2,592
Dorian LPG, Ltd. 46,650 687
Ducommun, Inc. (Æ) 5,071 259
DXP Enterprises, Inc. (Æ) 10,162 240
Dycom Industries, Inc. (Æ) 11,879 1,009
Eagle Bulk Shipping, Inc. 714 44
EMCOR Group, Inc. 2,714 289
Encore Wire Corp. 5,691 642
EnPro Industries, Inc. 10,599 988
Esab Corp. 85,127 4,001
ESCO Technologies, Inc. 24,586 1,535
Euronav NV (Ñ) 157,437 1,862
Euronet Worldwide, Inc. (Æ) 22,332 2,717
ExlService Holdings, Inc. (Æ) 4,894 666
Exponent, Inc. 10,275 984
Flowserve Corp. 122,229 3,998
Fluor Corp. (Æ)(Ñ) 37,800 936
Forward Air Corp. 3,832 372
Franklin Electric Co., Inc. 24,410 1,707
FTI Consulting, Inc. (Æ) 11,768 1,856
Gates Industrial Corp. PLC (Æ) 17,821 227
Generac Holdings, Inc. (Æ) 3,752 823
Gentex Corp. 12,980 381
GFL Environmental, Inc. 30,537 920
Graco, Inc. 4,371 271
Granite Construction, Inc. 19,483 578
Green Dot Corp. Class A (Æ) 2,173 57
Greenbrier Cos., Inc. 41,947 1,792
GXO Logistics, Inc. (Æ) 50,413 2,984
H&E Equipment Services, Inc. 20,683 734
Harsco Corp. (Æ) 30,996 317
Hawaiian Holdings, Inc. (Æ) 36,899 626
Healthcare Services Group, Inc. 56,919 973
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HEICO Corp. 18,810 2,656
Hertz Global Holdings, Inc. (Æ) 7,337 938
HNI Corp. 4,655 166
Howmet Aerospace, Inc. 66,445 2,267
Huntington Ingalls Industries, Inc. 4,841 1,030
IDEX Corp. 2,046 388
Information Services Group, Inc. 219,333 1,375
Insperity, Inc. 1,176 125
International Seaways, Inc. 1 —
Jacobs Engineering Group, Inc. 8,389 1,162
JetBlue Airways Corp. (Æ) 30,058 331
Kaman Corp. Class A 25,368 990
Kennametal, Inc. 11,296 291
Keysight Technologies, Inc. (Æ) 14,446 2,026
Kimball International, Inc. Class B 197,651 1,518
Knight-Swift Transportation Holdings,
Inc. (Æ) 9,433 452
Kornit Digital, Ltd. (Æ) 17,770 1,182
Lamb Weston Holdings, Inc. 79,579 5,260
Landstar System, Inc. 15,657 2,425
Littelfuse, Inc. 14,238 3,264
MarketAxess Holdings, Inc. 5,613 1,480
MasTec, Inc. (Æ) 21,130 1,522
MAXIMUS, Inc. 23,374 1,703
Mayville Engineering Co., Inc. (Æ) 14,247 118
Mesa Air Group, Inc. (Æ) 81,408 277
Middleby Corp. (Æ) 8,536 1,314
MillerKnoll, Inc. 42,232 1,340
Mistras Group, Inc. (Æ) 92,209 525
Modine Manufacturing Co. (Æ) 287,693 2,273
Montrose Environmental Group, Inc. (Æ) 45 2
Moog, Inc. Class A 2,336 187
Morningstar, Inc. 3,419 866
MSC Industrial Direct Co., Inc. Class A 4,816 399
Murphy USA, Inc. 1,877 438
MYR Group, Inc. (Æ) 11,935 944
Nordson Corp. 6,859 1,479
NV5 Global, Inc. (Æ) 30,811 3,691
Oshkosh Corp. 3,167 293
Park-Ohio Holdings Corp. 8,275 79
Paylocity Holding Corp. (Æ) 19,836 3,761
Pentair PLC 13,065 663
Proto Labs, Inc. (Æ) 8,132 346
Quanta Services, Inc. 41,291 4,789
Regal Beloit Corp. 9,258 1,178
Robert Half International, Inc. 4,436 436
Rush Enterprises, Inc. Class A 47,322 2,408
Ryder System, Inc. 13,972 977
Saia, Inc. (Æ) 16,739 3,448
Schneider National, Inc. Class B 9,335 221
SHYFT Group, Inc. (The) (Æ) 19,577 499
Smith & Wesson Brands, Inc. (Æ) 21,346 293
Snap-on, Inc. 3,029 644
Southwest Gas Holdings, Inc. 1,313 116
Spirit Airlines, Inc. (Æ) 48,491 1,145
SPX Corp. (Æ) 51,202 2,145
Steelcase, Inc. Class A 14,798 174

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
182 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stericycle, Inc. (Æ) 27,590 1,385
Sterling Construction Co., Inc. (Æ) 21,014 481
Teledyne Technologies, Inc. (Æ) 3,116 1,345
Tennant Co. 13,995 904
Terex Corp. 16,159 549
Tetra Tech, Inc. 14,434 2,010
Textainer Group Holdings, Ltd. 16,226 544
Textron, Inc. 11,075 767
Thermon Group Holdings, Inc. (Æ) 36,441 547
Tidewater, Inc. (Æ) 10,522 210
TopBuild Corp. (Æ) 4,653 843
Toro Co. (The) 13,709 1,098
Travel + Leisure Co. (Æ) 63,634 3,530
TreeHouse Foods, Inc. (Æ) 11,231 354
Trimble Navigation, Ltd. (Æ) 49,203 3,282
Trinity Industries, Inc. 45,291 1,256
UniFirst Corp. 4,504 776
United Rentals, Inc. (Æ) 7,327 2,319
Vectrus, Inc. (Æ) 8,359 302
Vontier Corp. 106,211 2,721
Wabash National Corp. 27,235 390
Watts Water Technologies, Inc. Class A 4,528 577
WESCO International, Inc. (Æ) 32,566 4,014
Westinghouse Air Brake Technologies Corp. 15,241 1,370
WNS Holdings, Ltd.
-
ADR (Æ) 2,745 215
Woodward, Inc. 3,460 382
XPO Logistics, Inc. (Æ) 67,843 3,649
Zebra Technologies Corp. Class A (Æ) 2,359 872
190,602
Technology - 15.0%
8x8, Inc. (Æ) 7,793 71
ACI Worldwide, Inc. (Æ) 105,830 2,923
ADT, Inc. 427,599 2,929
ADTRAN, Inc. 37,244 648
Advanced Micro Devices, Inc. (Æ) 10,126 866
Alarm.com Holdings, Inc. (Æ) 33,355 2,037
Alight, Inc. Class A (Æ) 268,862 2,310
Alpha & Omega Semiconductor, Ltd. (Æ) 12,831 550
Altair Engineering, Inc. Class A (Æ) 61,429 3,337
American Software, Inc. Class A 49,684 850
Appfolio, Inc. Class A (Æ) 16,236 1,686
Arista Networks, Inc. (Æ) 9,572 1,106
Arrow Electronics, Inc. (Æ) 3,680 434
Avnet, Inc. 13,838 604
BigCommerce Holdings, Inc. (Æ) 7,553 135
Bio Techne Corp. (Æ) 18,458 7,008
Black Knight, Inc. (Æ) 17,470 1,149
Blackline, Inc. (Æ) 24,720 1,657
Bottomline Technologies, Inc. (Æ) 18,772 1,063
Box, Inc. Class A (Æ) 37,611 1,152
Broadridge Financial Solutions, Inc. 6,755 974
Bumble, Inc. Class A (Æ) 29,246 702
CACI International, Inc. Class A (Æ) 11,126 2,952
Calix, Inc. (Æ) 8,224 328
Cars.com, Inc. (Æ) 31,837 354
CCC Intelligent Solutions Holdings, Inc. (Æ) 127,194 1,174
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CMC Materials, Inc. (Æ) 6,539 1,170
Cognex Corp. 20,654 1,397
Cognyte Software, Ltd. (Æ) 104,241 707
Cohu, Inc. (Æ) 5,969 159
Concentrix Corp. 21,304 3,355
Daily Journal Corp. (Æ) 957 246
Descartes Systems Group, Inc. (The) (Æ) 55,911 3,475
DigitalOcean Holdings, Inc. (Æ) 23,011 907
Diodes, Inc. (Æ) 27,037 1,975
Dolby Laboratories, Inc. Class A 47,650 3,691
Donnelley Financial Solutions, Inc. (Æ) 22,618 662
Duck Creek Technologies, Inc. (Æ) 55,173 879
DXC Technology Co. (Æ) 32,151 923
Dynatrace, Inc. (Æ) 61,898 2,374
Elastic NV (Æ) 46,245 3,521
Endava PLC
-
ADR (Æ) 29,645 2,982
Enovis Corp. (Æ) 85,127 5,522
Entegris, Inc. 37,609 4,189
Envestnet, Inc. (Æ) 42,297 3,369
EPAM Systems, Inc. (Æ) 9,673 2,563
Etsy, Inc. (Æ) 9,639 898
Fabrinet (Æ) 5,341 524
Fair Isaac Corp. (Æ) 11,791 4,404
Five9, Inc. (Æ) 31,475 3,465
Fortinet, Inc. (Æ) 7,787 2,251
Gartner, Inc. (Æ) 3,010 875
Genpact, Ltd. 57,462 2,314
Globant SA (Æ) 15,372 3,320
GoDaddy, Inc. Class A (Æ) 34,548 2,792
Guidewire Software, Inc. (Æ) 16,198 1,408
Ichor Holdings, Ltd. (Æ) 11,054 322
II-VI, Inc. (Æ)(Ñ) 31,340 1,918
InterDigital, Inc. 5,524 314
IPG Photonics Corp. (Æ) 8,931 844
iRobot Corp. (Æ)(Ñ) 5,884 298
Jabil Circuit, Inc. 6,244 360
Jack Henry & Associates, Inc. 4,909 931
Kimball Electronics, Inc. (Æ) 20,531 366
Kulicke & Soffa Industries, Inc. 91,535 4,248
Leidos Holdings, Inc. 29,709 3,075
LENSAR, Inc. (Æ) 13,457 98
Liberty Latin America, Ltd. Class C (Æ) 23,011 213
LiveRamp Holdings, Inc. (Æ) 17,295 542
Loyalty Ventures, Inc. (Æ) 24,742 316
Lumentum Holdings, Inc. Class E (Æ) 10,082 819
MACOM Technology Solutions Holdings,
Inc. (Æ) 5,670 289
ManTech International Corp. Class A 27,700 2,225
Match Group, Inc. (Æ) 1 —
Monolithic Power Systems, Inc. 12,574 4,932
NAPCO Security Technologies, Inc. (Æ) 1,284 22
NCR Corp. (Æ) 127,695 4,473
NeoPhotonics Corp. (Æ) 39,939 605
NetApp, Inc. 19,161 1,404
NETGEAR, Inc. (Æ) 12,951 281
Nice, Ltd.
-
ADR (Æ) 13,795 2,847
Olo, Inc. Class A (Æ) 63,903 683

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ON Semiconductor Corp. (Æ) 12,467 650
Open Text Corp. 22,238 891
Paycom Software, Inc. (Æ) 560 158
Photronics, Inc. (Æ) 34,924 524
Playtika Holding Corp. (Æ) 117,578 2,067
Plexus Corp. (Æ) 29,571 2,399
Power Integrations, Inc. 15,546 1,244
Progress Software Corp. 36,263 1,740
PTC, Inc. (Æ) 24,074 2,749
Qualys, Inc. (Æ) 47,904 6,528
Quantum Corp. (Æ)(Ñ) 433,865 811
Rambus, Inc. (Æ) 18,176 453
Rogers Corp. (Æ) 5,869 1,589
Roku, Inc. (Æ) 2,979 277
Sabre Corp. (Æ) 44,007 461
Sanmina Corp. (Æ) 5,603 229
ScanSource, Inc. (Æ) 13,149 450
Silicon Motion Technology Corp.
-
ADR 61,040 4,635
Simulations Plus, Inc. 16,355 763
Skyworks Solutions, Inc. 7,829 887
Smartsheet, Inc. Class A (Æ) 19,603 947
SPS Commerce, Inc. (Æ) 30,718 3,675
Super Micro Computer, Inc. (Æ) 117,137 4,931
Switch, Inc. Class A 33,625 1,004
SYNNEX Corp. 7,146 715
Take-Two Interactive Software, Inc. (Æ) 5,769 689
Thoughtworks Holding, Inc. (Æ) 139,250 2,578
Thryv Holdings, Inc. (Æ) 26,083 674
Tower Semiconductor, Ltd. (Æ) 21,940 1,060
Trade Desk, Inc. (The) Class A (Æ) 5,340 315
TTEC Holdings, Inc. 25,975 1,917
TTM Technologies, Inc. (Æ) 22,640 316
Tyler Technologies, Inc. (Æ) 7,132 2,815
Unisys Corp. (Æ) 24,113 343
Universal Display Corp. 5,750 734
Verint Systems, Inc. (Æ) 54,408 2,969
192,928
Utilities - 4.3%
Algonquin Power & Utilities Corp. (Ñ) 117,866 1,703
Alliant Energy Corp. 6,259 368
American States Water Co. 15,862 1,248
American Water Works Co., Inc. 9,200 1,417
Black Hills Corp. 25,598 1,875
Chesapeake Energy Corp. 4,194 344
CMS Energy Corp. 31,381 2,156
Cogent Communications Holdings, Inc. 20,249 1,185
Consolidated Communications Holdings,
Inc. (Æ) 25,716 153
DT Midstream, Inc. 102,465 5,507
Earthstone Energy, Inc. Class A (Æ) 52,676 711
Essential Utilities, Inc. 10,235 458
Falcon Minerals Corp. 12,284 83
IDT Corp. Class B (Æ) 2,325 62
Iridium Communications, Inc. (Æ) 47,158 1,684
J2 Global, Inc. (Æ) 103,745 9,167
MDU Resources Group, Inc. 242,372 6,243
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Fuel Gas Co. 66,584 4,669
NextDecade Corp. (Æ)(Ñ) 57,568 322
Northern Oil and Gas, Inc. 46,393 1,159
NorthWestern Corp. 20,776 1,178
NRG Energy, Inc. 12,049 433
Oasis Petroleum, Inc. 2,421 321
Ovintiv, Inc. 37,610 1,925
Rattler Midstream, LP 130,355 1,753
RGC Resources, Inc. 44,022 916
Spok Holdings, Inc. 24,764 170
Talos Energy, Inc. (Æ) 40,238 731
UGI Corp. 54,945 1,885
Viper Energy Partners, LP 112,566 3,234
Vistra Corp. 75,333 1,885
54,945
Total Common Stocks
(cost $770,545) 1,223,002
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
390
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
98
Total Preferred Stocks
(cost $459) 488
Warrants and Rights - 0.0%
Nabors Industries, Inc. (Ñ)(Æ)
2026  Warrants 3,926 123
Whiting Petroleum Corp. Class A( Æ))
2024  Warrants 12,581 182
Total Warrants and Rights
(cost $58) 305
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 56,836,853
(∞)
56,820
Total Short-Term Investments
(cost $56,819) 56,820
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 16,775,816
(∞)
16,776
Total Other Securities
(cost $16,776) 16,776
Total Investments - 101.0%
(identified cost $844,657) 1,297,391
Other Assets and Liabilities, Net
- (1.0)%
(13,314)
Net Assets - 100.0%
1,284,077

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
184 Tax-Managed U.S. Mid & Small Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 601 USD 55,932 06/22 (4,495)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,495)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 186,362 $ — $ —
$ —
$ 186,362 14.5
Consumer Staples 33,996 — —
—
33,996 2.7
Energy 59,049 — —
—
59,049 4.6
Financial Services 249,461 — —
—
249,461 19.4
Health Care 132,684 — 4
—
132,688 10.3
Materials and Processing 122,971 — —
—
122,971 9.6
Producer Durables 190,602 — —
—
190,602 14.9
Technology 192,928 — —
—
192,928 15.0
Utilities 54,945 — —
—
54,945 4.3
Preferred Stocks 488 — — — 488 — *
Warrants and Rights 305 — — — 305 — *
Short-Term Investments — — — 56,820 56,820 4.4
Other Securities — — — 16,776 16,776 1.3
Total Investments 1,223,791 — 4 73,596 1,297,391 101.0
Other Assets and Liabilities, Net
(1.0)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (4,495) — — — (4,495) (0.4)
Total Other Financial Instruments
**
$ (4,495) $ — $ — $ — $ (4,495)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 185
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4,495
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (7,859)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (4,495)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 187
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 15,728 $ — $ 15,728
Total Financial and Derivative Assets
15,728 — 15,728
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 15,728 $ — $ 15,728
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,392 $ — $ 3,392 $ —
Bank of Montreal
1,331 — 1,331 —
Bank of Nova Scotia
529 — 529 —
Barclays
780 — 780 —
Citigroup
510 — 510 —
Credit Suisse
1,024 — 1,024 —
Goldman Sachs
579 — 579 —
HSBC
2,206 — 2,206 —
Morgan Stanley
3,740 — 3,740 —
National Bank of Canada
916 — 916 —
Wells Fargo
721 — 721 —
Total
$ 15,728 $ — $ 15,728 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 844,657
Investments, at fair value(*)(>) ......................................................................................................................................................
1,297,391
Receivables:
Dividends and interest ....................................................................................................................................................... 291
Dividends from affiliated funds .......................................................................................................................................... 12
Fund shares sold ................................................................................................................................................................ 3,147
From broker(a) ................................................................................................................................................................... 6,490
Prepaid expenses ........................................................................................................................................................................... 17
Total assets .................................................................................................................................................
1,307,348
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 641
Accrued fees to affiliates .................................................................................................................................................... 1,267
Other accrued expenses ..................................................................................................................................................... 93
Variation margin on futures contracts ................................................................................................................................. 4,494
Payable upon return of securities loaned ....................................................................................................................................... 16,776
Total liabilities .............................................................................................................................................
23,271
Net Assets ............................................................................................................................................................
$ 1,284,077

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 189
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 434,037
Shares of beneficial interest ...........................................................................................................................................................
367
Additional paid-in capital ..............................................................................................................................................................
849,673
Net Assets ............................................................................................................................................................
$ 1,284,077
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 33.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 35.34
Class A — Net assets ............................................................................................................................................................. $ 26,031,908
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 781,467
Net asset value per share: Class C(#) ............................................................................................................................................. $ 27.75
Class C — Net assets ............................................................................................................................................................. $ 14,387,379
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 518,425
Net asset value per share: Class M(#) ............................................................................................................................................ $ 35.21
Class M — Net assets ............................................................................................................................................................ $ 307,216,637
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 8,724,142
Net asset value per share: Class S(#) .............................................................................................................................................. $ 35.09
Class S — Net assets ............................................................................................................................................................. $ 936,441,081
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 26,684,022
Amounts in thousands
(*)     Securities on loan included in investments $ 15,728
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 73,596
(a)     Receivable from Broker for Futures $ 6,490
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6,356
Dividends from affiliated funds ......................................................................................................................................... 26
Securities lending income (net) ......................................................................................................................................... 50
Total investment income ...............................................................................................................................................................
6,432
Expenses
Advisory fees .................................................................................................................................................................... 6,565
Administrative fees ........................................................................................................................................................... 325
Custodian fees ................................................................................................................................................................... 68
Distribution fees - Class A ................................................................................................................................................ 35
Distribution fees - Class C ................................................................................................................................................ 58
Transfer agent fees - Class A ............................................................................................................................................ 28
Transfer agent fees - Class C ............................................................................................................................................. 16
Transfer agent fees - Class M ............................................................................................................................................ 312
Transfer agent fees - Class S ............................................................................................................................................. 999
Professional fees ............................................................................................................................................................... 64
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 19
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ...................................................................................................................................................................... 62
Miscellaneous ................................................................................................................................................................... 1 1
Expenses before reductions .............................................................................................................................................. 8,641
Expense reductions ........................................................................................................................................................... (551)
Net expenses .................................................................................................................................................................................
8,090
Net investment income (loss) ........................................................................................................................................................
(1,658)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,031
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (7,859)
Net realized gain (loss) ..................................................................................................................................................................
(6,832)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (206,995)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (4,495)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (211,489)
Net realized and unrealized gain (loss) ......................................................................................................................................... (218,321)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (219,979)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 191
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ (1,658) $ (1,499)
Net realized gain (loss) ...................................................................................................................... (6,832) 33,009
Net change in unrealized appreciation (depreciation) ....................................................................... (211,489) 392,722
Net increase (decrease) in net assets from operations ............................................................................. (219,979) 424,232
Distributions
To shareholders
Class A .......................................................................................................................................... (31) (36)
Class C .......................................................................................................................................... (21) —
Class M ......................................................................................................................................... (323) (890)
Class S ........................................................................................................................................... (1,060) (3,027)
Net decrease in net assets from distributions .......................................................................................... (1,435) (3,953)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 131,312 75,777
Total Net Increase (Decrease) in Net Assets ..........................................................................
(90,102) 496,056
Net Assets
Beginning of period .................................................................................................................................
1,374,179 878,123
End of period ..........................................................................................................................................
$ 1,284,077 $ 1,374,179

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 79 $ 2,940 122 $ 4,552
Proceeds from reinvestment of distributions 1 31 1 36
Payments for shares redeemed (40) (1,459) (67) (2,488)
Net increase (decrease)
40 1,512 56 2,100
Class C
Proceeds from shares sold 68 2,102 105 3,229
Proceeds from reinvestment of distributions 1 21 — —
Payments for shares redeemed (45) (1,391) (86) (2,611)
Net increase (decrease)
24 732 19 618
Class M
Proceeds from shares sold 1,839 71,787 4,180 155,861
Proceeds from reinvestment of distributions 8 323 26 890
Payments for shares redeemed (555) (21,731) (1,556) (60,188)
Net increase (decrease)
1,292 50,379 2,650 96,563
Class S
Proceeds from shares sold 3,734 145,437 5,211 200,791
Proceeds from reinvestment of distributions 27 1,052 88 3,002
Payments for shares redeemed (1,755) (67,800) (6,125) (227,297)
Net increase (decrease)
2,006 78,689 (826) (23,504)
Total increase (decrease)
3,362 $ 131,312 1,899 $ 75,777

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 39.31 (.10) (5.86) (5.96) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
Class C
April 30, 2022* 32.88 (.19) (4.90) (5.09) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
Class M
April 30, 2022* 41.47 (.03) (6.19) (6.22) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 ( — ) (f) .90 .90 — (.15)
October 31, 2017(3) 23.84 (.04) 2.29 2.25 — —
Class S
April 30, 2022* 41.35 (.05) (6.17) (6.22) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 195
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.04) 33.31 (15.17) 26,032 1.51 1.48 (.53) 30
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 24.96 23.87 12,824 1.55 1.53 (.32) 48
(.04) 27.75 (15.49) 14,387 2.26 2.20 (1.25) 30
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
— 21.45 22.99 13,668 2.30 2.25 (1.03) 48
(.04) 35.21 (15.01) 307,217 1.26 1.10 (.15) 30
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
— 26.09 9.40 14,762 1.30 1.15 (.25) 48
(.04) 35.09 (15.05) 936,441 1.26 1.20 (.25) 30
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45
— 26.06 24.21 503,713 1.30 1.25 (.04) 48

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,054,000
Administration fees 53,468
Distribution fees 15,010
Shareholder servicing fees 3,118
Transfer agent fees 140,990
$ 1,266,586
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 31,666 $ 78,376 $ 93,266 $ — $ — $ 16,776 $ — $ —
U.S. Cash Management Fund 45,552 229,935 218,664 (4) 1 56,820 26 —
$ 77,218 $ 308,311 $ 311,930 $ (4) $ 1 $ 73,596 $ 26 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 848,223,997 $ 484,215,240 $ (39,543,329) $ 444,671,911

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Managed International Equity Fund 197
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 868.30 $ 1,018.40
Expenses Paid During Period* $ 5.98 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 865.80 $ 1,014.68
Expenses Paid During Period* $ 9.44 $ 10.19
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 870.60 $ 1,020.13
Expenses Paid During Period* $ 4.36 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
198 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 870.40 $ 1,019.64
Expenses Paid During Period* $ 4.82 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.4%
Argentina - 0.4%
Grupo Financiero Galicia SA - ADR 67,565 614
MercadoLibre , Inc.(Æ) 11,011 10,721
11,335
Australia - 1.6%
Alumina, Ltd. 51,555 65
ASX, Ltd. - ADR 31,989 1,923
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,669
BHP Group, Ltd. 82,136 2,762
BHP Group, Ltd. - ADR 36,651 1,232
BlueScope Steel, Ltd. 97,862 1,387
Cochlear, Ltd. 1,316 211
Commonwealth Bank of Australia - ADR 76,958 5,575
CSL, Ltd. 19,252 3,644
Endeavour Group, Ltd. 28,891 159
Glencore PLC(Æ) 509,251 3,139
Macquarie Group, Ltd. 14,756 2,115
Medibank Pvt , Ltd. 287,646 644
National Australia Bank, Ltd. - ADR 137,960 3,140
Newcrest Mining, Ltd. 56,831 1,065
Origin Energy, Ltd. 102,122 488
Ramsay Health Care, Ltd. 35,720 2,018
Rio Tinto PLC 15,538 1,102
Rio Tinto, Ltd. - ADR 17,946 1,422
Santos, Ltd. 213,053 1,190
South32, Ltd. Class B 533,311 1,777
Tabcorp Holdings, Ltd. 246,339 937
Telstra Corp., Ltd. 375,703 1,065
Transurban Group - ADR(Æ) 37,897 379
Wesfarmers, Ltd.(Æ) 47,005 1,621
Westpac Banking Corp. 82,874 1,381
Woolworths Group, Ltd. 63,695 1,720
43,830
Austria - 0.3%
Erste Group Bank AG 159,724 4,934
Mondi PLC 39,820 737
OMV AB 28,498 1,455
Voestalpine AG 14,152 369
7,495
Belgium - 0.2%
Ageas SA 51,538 2,471
Anheuser-Busch InBev SA 14,189 818
KBC Group NV 15,632 1,065
Solvay SA 1,603 151
UCB SA 18,878 2,148
6,653
Bermuda - 0.0%
VEON, Ltd.(Æ) 404,144 273
Brazil - 1.3%
Ambev SA 1,894,757 5,564
Americanas SA(Æ) 54,311 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atacadao SA 965,198 4,016
B3 SA - Brasil Bolsa Balcao 780,580 2,100
BB Seguridade Participacoes SA 320,057 1,646
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 424,362 3,822
Cosan SA 173,116 735
Hapvida Participacoes e Investimentos
SA(Þ) 4,250,851 7,540
Hypera SA(Æ) 31,472 238
Minerva SA 98,887 263
Petroleo Brasileiro SA - ADR 71,444 965
Rumo SA 384,225 1,272
Telefonica Brasil SA 255,321 2,747
TIM SA(Æ) 73,977 202
Ultrapar Participacoes SA 544,610 1,440
Vale SA 108,481 1,828
Yara International ASA 7,033 358
35,000
Burkina Faso - 0.2%
Endeavour Mining PLC 224,162 5,482
Canada - 5.5%
Air Canada Class B(Æ) 49,364 865
Algonquin Power & Utilities Corp. 2,714 39
Alimentation Couche-Tard, Inc. 35,582 1,584
ARC Resources, Ltd. 85,406 1,184
Atco, Ltd. Class I 8,214 293
Bank of Montreal 20,360 2,159
Bank of Nova Scotia (The) 41,668 2,639
Barrick Gold Corp. 183,037 4,082
BCE, Inc. 7,578 403
Brookfield Asset Management, Inc.
Class A 17,037 850
CAE, Inc.(Æ) 413,319 9,829
Cameco Corp. Class A 74,549 1,924
Canadian Apartment Properties(ö) 38,371 1,503
Canadian Imperial Bank of Commerce 13,832 1,529
Canadian National Railway Co. 104,321 12,270
Canadian Natural Resources, Ltd. 14,136 875
Canadian Pacific Railway, Ltd. 20,630 1,509
Canadian Tire Corp., Ltd. Class A 6,651 916
CCL Industries, Inc. Class B 27,234 1,187
Celestica, Inc.(Æ) 132,800 1,491
Cenovus Energy, Inc. 158,385 2,928
CGI Group, Inc.(Æ) 36,335 2,897
Constellation Software, Inc. 615 968
Dollarama , Inc. 87,191 4,847
Emera , Inc. 13,255 640
Enbridge, Inc. 24,936 1,088
Fairfax Financial Holdings, Ltd. 2,865 1,574
First Quantum Minerals, Ltd. 918,471 26,333
Fortis, Inc. 23,359 1,137
George Weston, Ltd. 6,616 823
Great-West Lifeco , Inc. 50,649 1,397
Hydro One, Ltd.(Þ) 32,728 885
iA Financial Corp., Inc. 14,976 783

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 32,973 1,660
Intact Financial Corp. 12,675 1,773
Ivanhoe Mines, Ltd. Class A(Æ) 483,308 3,875
Kinross Gold Corp. 29,732 151
Loblaw Cos., Ltd. 22,866 2,092
Magna International, Inc. Class A 22,491 1,355
Manulife Financial Corp. 100,910 1,973
Metro, Inc. Class A 24,071 1,323
National Bank of Canada 10,700 747
Nutrien , Ltd. 17,662 1,736
Open Text Corp. 7,239 290
Parex Resources, Inc. 98,462 1,919
Pembina Pipeline Corp. 10,204 386
Rogers Communications, Inc. Class B 16,168 881
Royal Bank of Canada - GDR 60,941 6,155
Shaw Communications, Inc. Class B 63,969 1,905
Shopify, Inc. Class A(Æ) 2,863 1,225
Stantec , Inc. 58,780 2,698
Sun Life Financial, Inc. 103,828 5,165
Suncor Energy, Inc. 60,180 2,163
TC Energy Corp.(Æ) 62,088 3,284
Teck Resources, Ltd. Class B 98,423 3,883
Thomson Reuters Corp.(Æ) 14,876 1,487
Toromont Industries, Ltd. 17,058 1,502
Toronto-Dominion Bank (The) 103,165 7,452
Tourmaline Oil Corp. 29,769 1,533
Trisura Group, Ltd.(Æ) 436 10
West Fraser Timber Co., Ltd. 14,699 1,292
153,346
Cayman Islands - 0.0%
China Conch Environment Protection
Holdings, Ltd.(Æ) 383,000 328
Chile - 0.7%
Antofagasta PLC 120,048 2,309
Banco de Chile - ADR 3 —
Liberty Latin America, Ltd. Class C(Æ) 11,972 111
Sociedad Quimica y Minera de Chile
SA - ADR 232,194 17,135
19,555
China - 8.4%
Agricultural Bank of China, Ltd. Class H 12,905,994 4,846
Alibaba Group Holding, Ltd.(Æ) 765,804 9,360
Aluminum Corp. of China, Ltd. Class
A(Æ) 1,464,258 1,047
Anhui Conch Cement Co., Ltd. Class H 303,039 1,641
Baidu, Inc. - ADR(Æ) 49,632 6,163
Bank of China, Ltd. Class H 4,106,583 1,616
Bank of Communications Co., Ltd. Class
H 721,000 503
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 568,116 355
Bilibili , Inc. Class Z(Æ) 39,000 955
Bilibili , Inc. - ADR(Æ) 13,077 318
BOC Hong Kong Holdings, Ltd. 114,953 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGN Power Co., Ltd. Class H(Þ) 1,529,212 429
China CITIC Bank Corp., Ltd. Class H 1,047,124 533
China Communications Services Corp.,
Ltd. Class H 1,136,950 515
China Conch Venture Holdings, Ltd. 383,000 999
China Construction Bank Corp. Class H 11,841,001 8,414
China Datang Corp. Renewable Power
Co., Ltd. Class H 9,181,115 3,493
China Hongqiao Group, Ltd. 874,662 1,093
China Life Insurance Co., Ltd. Class A 125,316 480
China Longyuan Power Group Corp.,
Ltd. Class H 2,799,000 5,430
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,330
China Merchants Bank Co., Ltd. Class A 41,016 246
China Merchants Bank Co., Ltd. Class H 262,598 1,581
China National Building Material Co.,
Ltd. Class H 800,872 1,061
China Oilfield Services, Ltd. Class H 3,046,114 3,136
China Petroleum & Chemical Corp.
Class H 98,484 49
China Resources Land, Ltd. 1,152,650 5,117
China Resources Power Holdings Co.,
Ltd. 638,000 1,194
China Southern Airlines Co., Ltd. Class
H(Æ) 7,921,293 4,394
CIFI Holdings Group Co., Ltd. 4,530,001 2,184
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 1,502,287 2,352
Country Garden Services Holdings Co.,
Ltd. 758,000 3,192
CSPC Pharmaceutical Group, Ltd. 167,447 171
Dongxing Securities Co., Ltd. Class A 1,123,000 1,393
ENN Energy Holdings, Ltd. 93,879 1,248
Fujian Sunner Development Co., Ltd.
Class A 2,595,888 6,378
Geely Automobile Holdings, Ltd. 592,050 917
Greentown China Holdings, Ltd. 445,630 777
Guangdong Haid Group Co., Ltd. Class
A 23,741 221
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A(Æ) 1,314,520 3,710
Haier Smart Home Co., Ltd. Class H 366,716 1,311
Haitong Securities Co., Ltd. Class A 959,900 1,309
Hangzhou Robam Appliances Co., Ltd.
Class A 139,989 651
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 317
Huaxi Securities Co., Ltd. Class A 1,463,400 1,540
Huaxin Cement Co., Ltd. Class A 232,085 762
Huazhu Group, Ltd. - ADR 171,245 5,178
Industrial & Commercial Bank of China,
Ltd. Class H 2,330,754 1,405
Industrial Bank Co., Ltd. Class A 1,341,957 4,133
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A 2,790,445 789
JD.com, Inc. Class A(Æ) 97,933 3,053
JD.com, Inc. - ADR(Æ) 37,832 2,333

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kunlun Energy Co., Ltd. 1,598,643 1,320
Kweichow Moutai Co., Ltd. Class A 1,400 385
Lenovo Group, Ltd. 1,687,182 1,637
Li Ning Co., Ltd. 317,292 2,481
Longfor Group Holdings, Ltd.(Þ) 1,099,000 5,355
LONGi Green Energy Technology Co.,
Ltd. Class A 154,983 1,568
Luxshare Precision Industry Co., Ltd.
Class A 1,214,085 5,617
Meituan Class B(Æ)(Þ) 579,976 12,449
Muyuan Foods Co., Ltd. Class A 216,340 1,697
Ningbo Ronbay New Energy Technology
Co., Ltd. Class A 320,013 4,418
NIO, Inc. - ADR(Æ) 39,498 660
Northeast Securities Co., Ltd. Class A 1,539,600 1,524
PetroChina Co., Ltd. Class H 8,903,211 4,264
PICC Property & Casulaty Co., Ltd.
Class A 2,257,000 1,491
Ping An Bank Co., Ltd. Class A 1,679,800 3,872
Ping An Insurance Group Co. of China,
Ltd. Class H 1,345,949 8,656
Poly Developments and Holdings Group
Co., Ltd. Class A 1,139,777 3,125
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 411
QuakeSafe Technologies Co., Ltd. Class
A 330,907 2,464
SAIC Motor Corp., Ltd. Class A 581,051 1,397
Sany Heavy Industry Co., Ltd. Class A 189,007 468
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,252,148 2,016
Shenzhen Goodix Technology Co., Ltd.
Class A 158,858 1,354
Shenzhen Senior Technology Material
Co., Ltd. Class A 522,627 1,657
Shenzhou International Group Holdings,
Ltd. 52,990 728
Sunac China Holdings, Ltd.(Š) 122,866 72
Sunny Optical Technology Group Co.,
Ltd. 54,055 791
Tencent Holdings, Ltd. 559,020 26,220
Tianma Microelectronics Co., Ltd. Class
A 1,156,300 1,593
Tingyi Cayman Islands Holding Corp. 238,000 432
Tongcheng-Elong Holdings, Ltd.(Æ) 1,565,058 2,755
Trip.com Group, Ltd. - ADR(Æ) 153,989 3,642
Weichai Power Co., Ltd. Class H 724,939 1,009
Wilmar International, Ltd. 1,664,400 5,325
Wingtech Technology Co., Ltd. Class A 444,815 4,358
Yuan Longping High-tech Agriculture
Co., Ltd. Class A(Æ) 782,931 1,928
Zhejiang Huayou Cobalt Co., Ltd. Class
A 93,958 1,159
Zhejiang NHU Co., Ltd. Class A 41,693 169
Zhongsheng Group Holdings, Ltd. 571,501 3,763
236,267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Czech Republic - 0.1%
Komercni Banka AS 24,097 786
Moneta Money Bank AS(Þ) 225,904 843
1,629
Denmark - 1.3%
AP Moller - Maersk A/S Class B 3,452 9,904
Carlsberg A/S Class B 4,284 542
Chr Hansen Holding A/S 9,350 729
Coloplast A/S Class B 7,379 996
Danske Bank A/S 178,754 2,710
Demant A/S(Æ) 6,818 300
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,979
DSV Panalpina A/S 38,308 6,258
Genmab A/S(Æ) 3,953 1,394
GN Store Nord A/S 6,464 241
ISS A/S(Æ) 25,710 420
Novo Nordisk A/S Class B 59,504 6,806
Novozymes A/S Class B 23,259 1,616
Tryg A/S 63,041 1,494
35,389
Finland - 0.8%
Elisa OYJ 14,218 831
Fortum OYJ 9,309 153
Kone OYJ Class B 8,689 417
Neste OYJ 27,734 1,192
Nokia OYJ 2,795,797 14,228
Nordea Bank Abp 114,625 1,142
Orion OYJ Class B 19,294 755
Sampo OYJ Class A 48,392 2,332
Stora Enso OYJ Class R 23,321 456
UPM- Kymmene OYJ 61,789 2,122
Wartsila OYJ Class B 805 6
23,634
France - 6.7%
Accor SA(Æ) 238,599 7,755
Aeroports de Paris(Æ) 3,376 477
Air Liquide SA Class A 12,104 2,090
Airbus Group SE 55,576 6,044
Amundi SA(Þ) 81,725 4,876
Arkema SA 10,507 1,186
AXA SA 238,062 6,303
BioMerieux 6,339 601
BNP Paribas SA 99,688 5,113
Bollore SA 70,801 329
Bouygues SA - ADR 54,011 1,856
Bureau Veritas SA 182,523 5,230
Capgemini SE 23,757 4,833
Carrefour SA 153,969 3,264
Cie de Saint-Gobain SA 119,265 6,940
Cie Generale des Etablissements
Michelin SCA Class B 87,633 10,834
CNP Assurances 27,463 605
Credit Agricole SA 41,900 450
Danone SA 22,080 1,327

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dassault Aviation SA 19,737 3,338
Dassault Systemes SE 37,964 1,689
Eiffage SA 10,495 1,030
Engie SA 278,609 3,273
EssilorLuxottica SA 5,166 876
Eurazeo SE 6,613 506
Hermes International 1,416 1,742
La Francaise des Jeux SAEM(Þ) 35,469 1,320
Legrand SA - ADR 12,922 1,141
L'Oreal SA 30,198 10,986
LVMH Moet Hennessy Louis Vuitton
SE - ADR 26,889 17,206
Orange SA - ADR 395,608 4,712
Pernod Ricard SA 10,665 2,197
Publicis Groupe SA - ADR 101,825 6,095
Remy Cointreau SA 7,212 1,428
Renault SA(Æ) 2,601 63
Rexel SA Class H 713,896 14,649
Safran SA 11,503 1,224
Sanofi - ADR 69,488 7,314
Sartorius Stedim Biotech 3,541 1,153
Schneider Electric SE 72,217 10,285
SCOR SE - ADR 120,999 3,401
SEB SA 10,392 1,246
Societe Generale SA 181,456 4,311
Teleperformance - GDR 4,011 1,434
Thales SA 16,987 2,176
Total SA 222,875 10,981
Vinci SA 18,756 1,810
Vivendi SE - ADR 54,186 621
188,320
Georgia - 0.0%
Bank of Georgia Group PLC 31,959 492
Germany - 2.9%
1&1 Drillisch AG 45,216 950
adidas AG 1,719 350
Allianz SE 13,058 2,974
BASF SE 106,528 5,663
Bayerische Motoren Werke
Aktiengesellschaft 24,500 2,029
Beiersdorf AG 12,139 1,227
Brenntag SE 16,909 1,320
Continental AG 40,670 2,832
Covestro AG(Þ) 220,294 9,592
Daimler AG 71,481 5,058
Deutsche Bank AG 44,226 452
Deutsche Boerse AG 12,124 2,125
Deutsche Post AG 32,768 1,415
Deutsche Telekom AG 151,680 2,794
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 514
Fresenius Medical Care AG & Co. 102,076 6,393
Fresenius SE & Co. KGaA 162,881 5,807
GEA Group AG 38,618 1,517
Hannover Rueck SE 9,574 1,504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HeidelbergCement AG 7,071 413
Infineon Technologies AG - ADR 145,537 4,210
LEG Immobilien SE 11,060 1,138
Merck & Co., Inc. 6,103 1,132
Muenchener Rueckversicherungs-
Gesellschaft AG 8,746 2,093
Puma SE 19,242 1,436
Salzgitter AG 32,924 1,383
SAP SE - ADR 42,950 4,430
Siemens AG 53,204 6,617
Siemens Healthineers AG(Þ) 17,361 938
Symrise AG 13,437 1,607
United Internet AG 11,283 366
Vonovia SE 37,808 1,512
Zalando SE(Æ)(Þ) 1,824 72
81,863
Ghana - 0.1%
Tullow Oil PLC(Æ) 4,411,833 3,104
Greece - 0.3%
Eurobank Ergasias SA(Æ) 5,364,295 5,576
National Bank of Greece(Æ) 359,173 1,425
7,001
Hong Kong - 1.7%
AIA Group, Ltd. 1,818,216 17,763
CK Asset Holdings, Ltd. 670,262 4,538
CLP Holdings, Ltd. 167,054 1,626
Hang Lung Properties, Ltd. - ADR 62,050 118
Hang Seng Bank, Ltd. 95,298 1,683
HK Electric Investments & HK Electric
Investments, Ltd. 715,886 706
HKT Trust & HKT, Ltd. 467,389 670
Hong Kong & China Gas Co., Ltd. 920,888 1,015
Jardine Matheson Holdings, Ltd. 25,400 1,342
Jinmao Property Services Co., Ltd.(Æ) 4,469 3
MTR Corp., Ltd. 86,143 457
Nine Dragons Paper Holdings, Ltd. 325,000 286
Power Assets Holdings, Ltd. 373,404 2,509
Sun Hung Kai Properties, Ltd. 15,814 182
Swire Pacific, Ltd. Class A 6,813 39
Swire Properties, Ltd. 273,192 651
Techtronic Industries Co., Ltd. 1,014,000 13,538
WH Group, Ltd.(Þ) 651,826 449
47,575
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 96,042 819
OTP Bank PLC 45,110 1,332
2,151
India - 4.0%
Aurobindo Pharma, Ltd. 160,204 1,313
Axis Bank, Ltd. 205,918 1,934
Bharti Airtel, Ltd.(Æ) 192,729 1,852
Britannia Industries, Ltd. 23,516 1,004

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canara Bank(Æ) 706,199 2,087
Cipla , Ltd. 110,767 1,414
Dabur India, Ltd. Class A 41,708 301
Dr Reddy's Laboratories, Ltd. 2,598 140
GAIL India, Ltd. 817,278 1,693
HCL Technologies, Ltd. 40,745 569
HDFC Asset Manangement Co., Ltd.(Þ) 66,654 1,761
HDFC Bank, Ltd. - ADR 18,420 1,017
HDFC Life Insurance Co., Ltd.(Þ) 275,451 2,083
Hindalco Industries, Ltd. 213,310 1,327
Hindustan Unilever, Ltd. 4,349 126
Housing Development Finance Corp.,
Ltd. 614,236 17,686
ICICI Bank, Ltd. 108,961 1,052
ICICI Bank, Ltd. - ADR 70,553 1,343
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 91,870 1,528
Indian Hotels Co., Ltd. 548,365 1,816
Infosys, Ltd. 90,892 1,844
InterGlobe Aviation, Ltd.(Æ)(Þ) 159,866 3,836
Maruti Suzuki India, Ltd. 74,480 7,466
MRF, Ltd. 1,981 1,870
Nestle India, Ltd. 6,088 1,454
Oil & Natural Gas Corp., Ltd. 1,059,984 2,215
Pidilite Industries, Ltd. 14,060 442
Power Grid Corp. of India, Ltd. 1,477,493 4,385
Reliance Industries, Ltd. 456,625 16,511
Reliance Industries, Ltd. - GDR(Þ) 92,285 6,582
SBI Cards & Payment Services, Ltd. 541,370 5,819
SBI Life Insurance Co., Ltd.(Þ) 120,137 1,728
Shriram Transport Finance Co., Ltd. 41,069 640
State Bank of India 615,001 3,947
Tata Consultancy Services, Ltd. 110,287 5,075
Tata Motors, Ltd.(Æ) 298,164 1,700
Wipro, Ltd. 130,668 862
Yes Bank, Ltd.(Æ) 10,474,702 1,850
Zee Entertainment Enterprises, Ltd. 494,834 1,600
111,872
Indonesia - 0.9%
Astra International Tbk PT 3,106,300 1,621
Bank Central Asia Tbk PT 3,325,890 1,860
Bank Mandiri Persero Tbk PT 8,018,749 4,941
Bank Negara Indonesia Persero Tbk PT 7,954,750 5,033
Bank Rakyat Indonesia Persero Tbk PT 9,532,100 3,168
Bank Tabungan Negara Persero Tbk PT 10,458,905 1,329
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 910
Jasa Marga Persero Tbk PT(Æ) 3,561,000 990
Media Nusantara Citra Tbk PT 27,796,600 1,925
Telkom Indonesia Persero Tbk PT 5,825,410 1,856
United Tractors Tbk PT 140,969 294
23,927
Ireland - 1.3%
AerCap Holdings NV(Æ) 23,581 1,101
AIB Group PLC 799,670 1,724
Allegion PLC 108,341 12,378
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Ireland Group PLC(Æ) 694,210 4,195
CRH PLC 34,808 1,381
Flutter Entertainment PLC(Æ) 11,600 1,165
Kerry Group PLC Class A 102,967 11,375
Medtronic PLC 585 61
Ryanair Holdings PLC - ADR(Æ) 41,015 3,581
36,961
Israel - 0.3%
Bank Hapoalim BM 195,439 1,809
Bank Leumi Le-Israel BM 66,942 702
Check Point Software Technologies, Ltd.
(Æ) 12,215 1,543
Israel Discount Bank, Ltd. Class A 220,006 1,299
Mizrahi Tefahot Bank, Ltd. 27,841 1,030
NICE, Ltd.(Æ) 2,366 490
Teva Pharmaceutical Industries, Ltd.
- ADR 180,290 1,570
8,443
Italy - 1.3%
Assicurazioni Generali SpA 290,752 5,487
Atlantia SpA (Æ) 33,151 787
BPER Banca SpA 689,768 1,137
Davide Campari-Milano NV SpA (Æ) 436,761 4,915
Enel SpA 875,907 5,661
Eni SpA - ADR 428,121 6,008
FinecoBank Banca Fineco SpA 79,043 1,089
Intesa Sanpaolo SpA 92,116 185
Mediobanca Banca di Credito
Finanziario SpA 19,127 190
Moncler SpA 69,531 3,611
Pirelli & C. SpA (Þ) 162,449 797
Snam Rete Gas SpA 131,588 722
Terna Rete Elettrica Nazionale SpA 56,676 462
UniCredit SpA 412,352 3,761
Unipol Gruppo SpA 111,971 605
35,417
Japan - 12.1%
Aeon Co., Ltd. 13,900 264
Ajinomoto Co., Inc. 50,700 1,320
Alfresa Holdings Corp. 83,800 1,141
Alps Alpine Co., Ltd. 49,100 432
As One Corp. 16,948 890
Asahi Group Holdings, Ltd. 41,300 1,542
Astellas Pharma, Inc. 132,000 2,010
Bank of Kyoto, Ltd. (The) 17,700 769
BML, Inc. 24,000 617
Bridgestone Corp. 94,400 3,455
Brother Industries, Ltd. 52,000 904
Canon, Inc. 75,800 1,742
Century Tokyo Leasing Corp. 14,400 443
Chubu Electric Power Co., Inc. 248,100 2,507
Concordia Financial Group, Ltd. 95,300 347
Cosmos Pharmaceutical Corp. 10,800 1,003
Dai-ichi Life Holdings, Inc. 191,085 3,836

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiichi Sankyo Co., Ltd. 219,900 5,526
Daikin Industries, Ltd. 11,700 1,799
Daiseki Co., Ltd. 1,440 52
Daito Trust Construction Co., Ltd. 13,100 1,261
Daiwa House Industry Co., Ltd. 71,700 1,732
Denso Corp. 28,100 1,715
Dentsu , Inc. 24,300 878
Ebara Corp. 600 28
Fast Retailing Co., Ltd. 3,800 1,741
Fuji Electric Co., Ltd. 16,300 718
FUJIFILM Holdings Corp. 48,821 2,696
Fujitsu, Ltd. 15,714 2,222
Fukuoka Financial Group, Inc. 140,900 2,572
Hamamatsu Photonics KK 7,900 355
Hankyu Hanshin Holdings, Inc. 12,400 327
Hino Motors, Ltd. 177,100 916
Hirose Electric Co., Ltd. 9,800 1,248
Hitachi Metals, Ltd.(Æ) 129,800 2,028
Hitachi, Ltd. 25,000 1,164
Hogy Medical Co., Ltd. 15,300 382
Honda Motor Co., Ltd. 459,465 12,065
Hoshizaki Corp. 1,500 95
Hoya Corp. 15,100 1,504
Iida Group Holdings Co., Ltd. 142,300 2,275
Isuzu Motors, Ltd. 909,300 10,590
ITOCHU Corp. 111,218 3,364
Japan Airlines Co., Ltd.(Æ) 162,800 2,688
Japan Exchange Group, Inc. 1,900 28
Japan Post Insurance Co., Ltd. Class A 32,800 532
JFE Holdings, Inc. 84,700 1,043
JSR Corp. 30,300 826
Kajima Corp. 108,100 1,205
Kamigumi Co., Ltd. 82,100 1,395
Kansai Electric Power Co., Inc. (The) 285,100 2,504
Kawasaki Heavy Industries, Ltd. 1,500 27
KDDI Corp. 114,800 3,806
Keyence Corp. 29,800 12,024
Kikkoman Corp. 19,700 1,107
Kirin Holdings Co., Ltd. 138,300 2,031
Kobayashi Pharmaceutical Co., Ltd. 17,000 1,161
Koito Manufacturing Co., Ltd. 12,600 463
Komatsu, Ltd. 450,600 10,110
Kubota Corp. 105,300 1,793
Lion Corp. 148,300 1,527
Medipal Holdings Corp. 104,700 1,715
MEIJI Holdings Co., Ltd. 100 5
Menicon Co., Ltd. 307,900 6,584
MISUMI Group, Inc. 53,200 1,338
Mitsubishi Chemical Holdings Corp. 43,700 267
Mitsubishi Electric Corp. 106,400 1,118
Mitsubishi Estate Co., Ltd. 323,900 4,691
Mitsubishi Heavy Industries, Ltd. 71,900 2,460
Mitsubishi UFJ Financial Group, Inc. 1,467,600 8,530
Mitsui & Co., Ltd. 58,000 1,406
Mitsui Chemicals, Inc. 8,400 192
Mitsui Fudosan Co., Ltd. 65,600 1,384
Mizuho Financial Group, Inc. 95,600 1,162
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings, Inc. 208,300 6,225
Murata Manufacturing Co., Ltd. 74,900 4,484
Nakanishi, Inc. 6,477 106
NEC Corp. 50,500 1,958
Nidec Corp. 54,400 3,564
Nintendo Co., Ltd. 4,375 2,016
Nippon Prologis REIT, Inc.(Æ)(ö) 246 683
Nippon Shinyaku Co., Ltd. 8,700 589
Nippon Steel Corp. 82,100 1,308
Nippon Telegraph & Telephone Corp. 103,400 3,055
Nissan Motor Co., Ltd. 1,015,300 4,026
Nisshin Seifun Group, Inc. 96,400 1,281
Nissin Foods Holdings Co., Ltd. 7,900 550
Nitori Holdings Co., Ltd. 17,000 1,729
Nitto Denko Corp. 30,700 2,061
Nomura Holdings, Inc. 118,500 454
NTT Data Corp. 54,700 1,008
Obayashi Corp. 205,400 1,415
Obic Co., Ltd. 300 44
Ono Pharmaceutical Co., Ltd. 255,100 6,545
Oriental Land Co., Ltd. 5,700 858
Osaka Gas Co., Ltd. 90,700 1,638
Otsuka Holdings Co., Ltd. 4,900 164
Panasonic Corp. 830,000 7,398
Recruit Holdings Co., Ltd. 47,900 1,767
Resona Holdings, Inc. 1,701,200 7,382
Rinnai Corp. 21,600 1,368
SCSK Corp. 37,300 595
Secom Co., Ltd. 25,163 1,775
Sekisui House, Ltd. 98,700 1,702
Seven & i Holdings Co., Ltd. 26,600 1,171
Shimadzu Corp. 39,200 1,289
Shimano, Inc. 2,387 417
Shimizu Corp. 225,900 1,187
Shin-Etsu Chemical Co., Ltd. 118,800 16,380
Shionogi & Co., Ltd. 21,700 1,213
Shiseido Co., Ltd. 149,600 7,050
Shizuoka Bank, Ltd. (The) 137,900 894
SMC Corp. 7,400 3,577
SoftBank Group Corp. 117,900 1,370
Sohgo Security Services Co., Ltd. 43,200 1,202
Sompo Japan Nipponkoa Holdings, Inc. 21,801 889
Sony Corp. 39,100 3,361
Subaru Corp. 6,100 92
Sumitomo Electric Industries, Ltd. 31,500 338
Sumitomo Heavy Industries, Ltd. 99,800 2,108
Sumitomo Mitsui Banking Corp. 239,702 7,216
Sumitomo Mitsui Trust Holdings, Inc. 150,700 4,669
Sumitomo Realty & Development Co.,
Ltd. 67,000 1,768
Suntory Beverage & Food, Ltd. 16,000 635
T&D Holdings, Inc. 491,400 6,307
Taisei Corp. 51,500 1,396
Taisho Pharmaceutical Holdings Co.,
Ltd. 27,600 1,082
Takeda Pharmaceutical Co., Ltd. 306,900 8,904
Toho Co., Ltd. 40,900 1,518

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokio Marine Holdings, Inc. 29,800 1,608
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 612,400 2,111
Tokyo Electron, Ltd. 15,900 6,745
Tokyo Gas Co., Ltd. 72,300 1,387
Tokyu Corp. 103,100 1,261
Tokyu Fudosan Holdings Corp. 36,000 187
Toray Industries, Inc. 96,500 459
Toshiba Corp. 29,700 1,241
Toyota Industries Corp. 50,900 3,042
Toyota Motor Corp. 433,500 7,387
Toyota Tsusho Corp. 25,800 930
Transcosmos , Inc. 16,100 380
Trend Micro, Inc. 32,900 1,833
Tsuruha Holdings, Inc. 20,900 1,069
Unicharm Corp. 58,388 2,031
USS Co., Ltd. 56,700 936
Welcia Holdings Co., Ltd. 56,900 1,173
Yakult Honsha Co., Ltd. 27,100 1,402
Yamaha Motor Co., Ltd. 146,300 3,020
339,580
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR 132,221 3,752
Kenya - 0.1%
Safaricom PLC 6,616,360 1,917
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 207,762 6,065
Eurofins Scientific SE 74,170 6,893
Globant SA(Æ) 3,541 765
RTL Group SA 49,130 2,564
Tenaris SA 129,142 1,969
18,256
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 1,465,203 8,369
Malaysia - 0.3%
AMMB Holdings BHD(Æ) 1,707,900 1,440
Axiata Group BHD 524,800 422
CIMB Group Holdings BHD 1,416,433 1,688
Hong Leong Bank BHD 197,291 947
Hong Leong Financial Group BHD 261,314 1,161
IHH Healthcare BHD 942,748 1,420
Nestle Malaysia BHD 44,100 1,348
Public Bank BHD 680,000 731
9,157
Mexico - 1.1%
America Movil SAB de CV 1,347,760 1,312
America Movil SAB de CV Class L
- ADR 112,533 2,187
Arca Continental SAB de CV 131,093 832
Cemex SAB de CV(Æ) 1,138,599 501
Cemex SAB de CV - ADR(Æ) 1,098,263 4,832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola Femsa SAB de CV 53,530 292
El Puerto de Liverpool SAB de CV 258,973 1,306
Fomento Economico Mexicano SAB de
CV 68,153 512
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 5,773 41
Grupo Cementos de Chihuahua SAB
de CV 436,703 2,888
Grupo Financiero Banorte SAB de CV
Class O 217,927 1,439
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 2,183
Grupo Televisa SAB de CV - ADR 923,954 8,527
Industrias Bachoco SAB de CV 576,024 2,197
Orbia Advance Corp. SAB de CV 451,254 1,086
Promotora y Operadora de
Infraestructura SAB de CV 70,773 516
Wal-Mart de Mexico SAB de CV 151,623 536
31,187
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 270,263 3,371
Adyen NV(Æ)(Þ) 2,291 3,832
Aegon NV 424,596 2,197
Akzo Nobel NV 49,327 4,256
ASML Holding NV 24,419 13,816
Euronext NV(Þ) 15,949 1,280
Exor NV 6,092 419
Ferrari NV 33,952 7,162
Heineken Holding NV 18,563 1,447
Heineken NV 187,872 18,323
IMCD NV 8,347 1,326
ING Groep NV 1,033,494 9,672
Koninklijke Ahold Delhaize NV 81,435 2,406
Koninklijke DSM NV 7,774 1,302
Koninklijke KPN NV 1,161,806 4,018
PostNL NV - ADR 169,785 556
Qiagen NV(Æ) 29,122 1,346
Shell PLC 1,133,387 30,659
Stellantis NV 159,802 2,129
Universal Music Group NV 83,718 1,937
Wolters Kluwer NV 25,487 2,578
X5 Retail Group NV - GDR(Š) 56,160 —
114,032
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 222,833 3,066
Meridian Energy, Ltd. 4,494 14
Spark New Zealand, Ltd. 162,322 514
3,594
Norway - 0.3%
DNB Bank ASA 38,357 749
Gjensidige Forsikring ASA 56,965 1,223
Mowi ASA 88,244 2,502
Norsk Hydro ASA 351,970 2,966

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orkla ASA 181,935 1,480
8,920
Philippines - 0.6%
Ayala Corp. 125,730 1,771
Ayala Land, Inc. 5,080,300 3,111
Bank of the Philippine Islands 1,481,150 2,686
BDO Unibank , Inc. 219,920 543
GT Capital Holdings, Inc. 46,220 444
Megaworld Corp. 39,606,000 2,168
Metropolitan Bank & Trust Co. - ADR 2,282,320 2,229
Monde Nissin Corp.(Æ)(Þ) 10,104,700 2,511
15,463
Poland - 0.3%
Bank Millennium SA(Æ) 698,310 784
Bank Polska Kasa Opieki SA 133,990 2,941
KGHM Polska Miedz SA 58,793 1,900
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,609
Polski Koncern Naftowy ORLEN SA 32,559 549
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 872
Santander Bank Polska SA 15,180 920
9,575
Portugal - 0.1%
Energias de Portugal SA 55,699 259
Jeronimo Martins SGPS SA 64,776 1,344
1,603
Romania - 0.1%
NEPI Rockcastle PLC 347,128 2,101
Russia - 0.0%
Gazprom PJSC(Š) 659,601 —
Gazprom PJSC - ADR(Š) 334,362 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Š) 10,868 —
Novatek PJSC - GDR(Š) 5,629 —
Novolipetsk Steel PJSC - GDR(Š) 19,476 —
Polyus PJSC - GDR(Š) 22,942 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 1,427,912 —
Sberbank of Russia PJSC - ADR(Š) 522,674 —
Tatneft PJSC - ADR(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 1.0%
National Commercial Bank 479,672 10,032
Saudi Arabian Mining Co.(Æ) 184,922 6,761
Saudi Telecom Co. 334,072 10,260
27,053
Singapore - 0.7%
City Developments, Ltd. 261,700 1,602
DBS Group Holdings, Ltd. 266,523 6,456
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keppel Corp., Ltd. - ADR 301,700 1,492
Oversea-Chinese Banking Corp., Ltd. 306,195 2,715
Singapore Exchange, Ltd. 284,100 2,001
Singapore Technologies Engineering,
Ltd. 396,700 1,168
Singapore Telecommunications, Ltd. 755,200 1,501
United Overseas Bank, Ltd. 73,900 1,584
UOL Group, Ltd. 327,200 1,719
20,238
South Africa - 0.8%
Aspen Pharmacare Holdings, Ltd. 57,260 613
Bidvest Group, Ltd. (The) 163,201 2,238
Clicks Group, Ltd. 37,166 732
Discovery Holdings, Ltd.(Æ) 50,418 484
FirstRand, Ltd. 722,723 3,113
Gold Fields, Ltd. - ADR 674,330 9,057
Impala Platinum Holdings, Ltd. 37,548 490
MTN Group, Ltd. 374,426 3,975
Old Mutual, Ltd. 1,827,399 1,456
Remgro, Ltd. 138,745 1,247
Thungela Resources, Ltd.(Æ) 13,250 225
23,630
South Korea - 4.4%
BNK Financial Group, Inc. 109,729 679
CLIO Cosmetics Co., Ltd. 18,351 308
Coway Co., Ltd. 53,535 2,997
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,171
Hana Financial Group, Inc. 308,559 11,493
Hankook Tire & Technology Co., Ltd. 27,848 762
Hanon Systems 40,874 364
Hansol Chemical Co., Ltd. 11,470 2,187
Hyundai Department Store Co., Ltd. 10,518 627
Hyundai Motor Co. 24,623 3,578
Industrial Bank of Korea 92,286 818
KB Financial Group, Inc. 403,700 18,656
Kia Corp. 160,583 10,564
Korea Electric Power Corp. 58,444 1,059
Korea Gas Corp. 31,733 1,023
Korea Investment Holdings Co., Ltd. 34,422 1,915
KT Corp. - ADR 350,106 4,877
KT&G Corp. 6,567 431
Kumho Petrochemical Co., Ltd. 8,981 1,086
LG Chem , Ltd. 43 17
LG Electronics, Inc. Class H 16,667 1,514
LG Energy Solution(Æ) 8,064 2,611
LG Uplus Corp. 35,871 397
NAVER Corp. 18,075 4,089
Netmarble Corp.(Þ) 4,996 375
Orion Corp. 20,824 1,559
Pearl Abyss Corp.(Æ) 13,380 713
POSCO 31,883 7,225
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,467 1,630
Samsung Electro-Mechanics Co., Ltd. 9,068 1,174
Samsung Electronics Co., Ltd. 306,738 16,297

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Engineering Co., Ltd.(Æ) 81,362 1,660
Shinhan Financial Group Co., Ltd. 236,950 7,871
SK Hynix, Inc. 58,699 5,114
SK Square Co., Ltd.(Æ) 39,775 1,639
SK Telecom Co., Ltd. 48,529 2,185
Woori Investment & Securities Co., Ltd. 213,541 1,829
122,494
Spain - 1.3%
Aena SME SA(Æ)(Þ) 2,813 398
Amadeus IT Group SA Class A(Æ) 114,655 7,148
Banco Santander SA - ADR 452,034 1,325
Bankinter SA 47,357 280
CaixaBank SA 3,026,399 9,657
Cellnex Telecom SA(Þ) 263,326 12,308
Ferrovial SA 3,241 83
Iberdrola SA 232,080 2,652
Industria de Diseno Textil SA 6,426 135
Red Electrica Corp. SA 54,736 1,100
Repsol SA - ADR 109,706 1,646
36,732
Sweden - 1.3%
Assa Abloy AB Class B 265,437 6,696
Atlas Copco AB(Æ) 77,095 3,491
Boliden AB 44,225 1,934
Equities AB 43,225 1,221
Hexagon AB(Æ) 611,912 7,911
Investor AB Class A 61,684 1,287
L E Lundbergforetagen AB Class B 17,474 816
Loomis AB 13,196 329
Sandvik AB 230,424 4,333
Securitas AB Class B 52,827 622
Skandinaviska Enskilda Banken AB
Class A 112,699 1,260
Skanska AB Class B 61,550 1,174
Svenska Cellulosa AB SCA Class B 32,919 638
Svenska Handelsbanken AB Class A 135,005 1,361
Swedish Match AB 180,297 1,437
Telefonaktiebolaget LM Ericsson Class B 196,074 1,574
36,084
Switzerland - 5.7%
ABB, Ltd. 84,055 2,518
Adecco Group AG 43,132 1,669
Alcon, Inc. 72,209 5,123
Baloise Holding AG 6,483 1,126
Barry Callebaut AG 616 1,420
Chocoladefabriken Lindt & Spruengli
AG 124 1,923
Cie Financiere Richemont SA Class A 42,886 4,985
Coca-Cola HBC AG - ADR 59,467 1,202
Credit Suisse Group AG Class A 440,448 2,979
Geberit AG 2,738 1,562
Georg Fisher AG(Æ) 3,480 189
Givaudan SA 273 1,085
Julius Baer Group, Ltd. 62,469 2,987
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kuehne & Nagel International AG 5,614 1,574
LafargeHolcim , Ltd.(Æ) 105,780 5,174
Lonza Group AG 7,923 4,652
Nestle SA 241,478 31,176
Novartis AG 186,056 16,460
Partners Group Holding AG 5,633 5,969
Roche Holding AG 53,712 19,999
Schindler Holding AG 9,939 1,914
SGS SA 994 2,553
Sika AG 5,644 1,716
STMicroelectronics NV 44,447 1,646
Swatch Group AG (The) Class B 9,633 2,488
Swiss Life Holding AG 1,577 920
Swiss Prime Site AG Class A 8,797 861
Swiss Re AG 7,623 625
Swisscom AG 3,995 2,366
UBS Group AG 1,646,014 27,848
Zurich Insurance Group AG 8,129 3,697
160,406
Taiwan - 4.7%
Advantech Co., Ltd. 36,000 446
Asustek Computer, Inc. 64,340 775
Cathay Financial Holding Co., Ltd. 388,000 817
Chang Hwa Commercial Bank, Ltd. 719,150 449
China Airlines, Ltd. 1,085,304 992
China Development Financial Holding
Corp. 1,229,691 741
China Steel Corp. Class H 765,001 926
Chunghwa Telecom Co., Ltd. 159,826 707
Compal Electronics, Inc. 838,482 625
CTBC Financial Holding Co., Ltd. 1,604,000 1,581
E.Sun Financial Holding Co., Ltd. 1,045,146 1,197
Eva Airways Corp. 1,248,718 1,460
Evergreen Marine Corp. Taiwan, Ltd. 516,044 2,502
First Financial Holding Co., Ltd. 506,438 476
Formosa Petrochemical Corp. 226,000 700
Formosa Plastics Corp. 182,651 651
Fubon Financial Holding Co., Ltd. 1,689,923 4,231
Globalwafers Co., Ltd. 74,949 1,303
Hiwin Technologies Corp. 80,419 596
Hon Hai Precision Industry Co., Ltd. 3,501,101 11,978
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 130
Hua Nan Financial Holdings Co., Ltd. 1,168,866 933
Innolux Corp. 2,421,586 1,108
King Yuan Electronics Co., Ltd. 1,271,708 1,731
Lite-On Technology Corp. 292,126 640
MediaTek , Inc. 456,907 12,520
Mega Financial Holding Co., Ltd. 636,000 892
Nan Ya Plastics Corp. 304,000 888
Nanya Technology Corp. 1,494,257 3,243
Novatek Microelectronics Corp. 222,000 2,951
President Chain Store Corp. 43,490 402
Realtek Semiconductor Corp. 65,588 893
Shin Kong Financial Holding Co., Ltd. 3,297,486 1,090
SinoPac Financial Holdings Co., Ltd. 1,198,000 736

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synnex Technology International Corp. 301,773 790
Taishin Financial Holding Co., Ltd. 858,295 562
Taiwan Business Bank 1,809,697 780
Taiwan Cooperative Financial Holding
Co., Ltd. 1,364,145 1,315
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,293,320 41,831
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 189,418 17,603
Uni -President Enterprises Corp. 165,000 381
United Microelectronics Corp. 3,466,584 5,553
Win Semiconductors Corp. 59,849 388
WPG Holdings, Ltd. 402,308 739
Yageo Corp. 7,416 100
Yuanta Financial Holding Co., Ltd. 1,659,877 1,458
132,810
Thailand - 0.5%
Advanced Info Service PCL 62,600 391
Airports of Thailand PCL(Æ) 965,700 1,864
Bangkok Dusit Medical Services PCL
Class F 995,300 745
Bangkok Expressway & Metro PCL 8,390,400 2,009
CP ALL PCL 1,114,300 2,102
Kasikornbank PCL 1,270,700 5,612
Minor International PCL(Æ) 572,809 576
PTT Global Chemical PCL 40,000 58
PTT PCL 173,000 188
Siam Cement PCL (The) 60,900 656
Thai Union Group PCL Class F 231,700 114
14,315
Turkey - 0.1%
Arcelik AS 207,287 940
Ford Otomotiv Sanayi AS 73,527 1,480
Turkcell Iletisim Hizmetleri AS 2,723 4
2,424
United Arab Emirates - 0.5%
Aldar Properties PJSC 1,646,273 2,520
Emaar Properties PJSC 4,061,016 7,021
Emirates NBD Bank PJSC 231,816 959
Emirates Telecommunications Group
Co. PJSC 231,251 2,202
12,702
United Kingdom - 9.0%
Admiral Group PLC 11,945 374
Anglo American PLC 269,873 11,976
Ashtead Group PLC 24,201 1,251
Associated British Foods PLC 59,982 1,196
AstraZeneca PLC 118,270 15,711
Aviva PLC 764,432 4,104
Babcock International Group PLC(Æ) 472,642 1,805
BAE Systems PLC 880,933 8,205
Barclays PLC 2,745,379 5,016
Berkeley Group Holdings PLC(Æ) 11,246 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP PLC 2,198,100 10,732
British American Tobacco PLC 51,653 2,177
British Land Co. PLC (The)(ö) 308,734 1,980
BT Group PLC 1,924,795 4,260
Bunzl PLC 43,949 1,702
Centrica PLC(Æ) 2,276,301 2,247
CK Hutchison Holdings, Ltd. Class B 351,844 2,463
Compass Group PLC 511,848 10,781
Croda International PLC(Æ) 31,502 3,052
DCC PLC 9,242 698
Diageo PLC 201,196 9,970
easyJet PLC(Æ) 82,251 565
Experian PLC 52,987 1,837
Ferguson PLC 16,030 2,022
GlaxoSmithKline PLC - ADR 212,954 4,795
Halma PLC 66,945 2,061
HSBC Holdings PLC 1,755,879 10,960
InterContinental Hotels Group PLC(Æ) 5,906 377
Intertek Group PLC 16,050 1,000
J Sainsbury PLC 3,069,849 8,950
JD Sports Fashion PLC(Æ) 785,415 1,300
John Wood Group PLC(Æ) 3,005,348 8,408
Kingfisher PLC 703,422 2,211
Land Securities Group PLC(ö) 213,373 1,991
Legal & General Group PLC 379,507 1,180
Linde PLC 59,215 18,909
London Stock Exchange Group PLC 6,042 600
Marks & Spencer Group PLC(Æ) 517,558 887
Meggitt PLC(Æ) 11,943 116
National Grid PLC 84,582 1,258
Natwest Group PLC 1,723,073 4,633
Pearson PLC 62,098 604
Persimmon PLC Class A 16,203 423
Prudential PLC 41,634 518
Reckitt Benckiser Group PLC 24,260 1,893
RELX PLC 108,766 3,248
Rentokil Initial PLC 89,370 614
Sage Group PLC (The) 160,437 1,476
Scottish & Southern Energy PLC 63,643 1,483
Segro PLC(ö) 370,918 6,207
Smith & Nephew PLC 334,927 5,419
Smiths Group PLC 33,668 616
Spirax-Sarco Engineering PLC 12,289 1,859
Standard Chartered PLC 1,388,124 9,510
Taylor Wimpey PLC 178,234 280
TechnipFMC PLC(Æ) 943,581 6,530
Tesco PLC 2,499,029 8,490
Travis Perkins PLC 440,831 6,711
Unilever PLC 44,855 2,086
United Utilities Group PLC 101,382 1,459
Vodafone Group PLC 3,673,691 5,558
Weir Group PLC (The) 386,323 7,413
Wickes Group PLC 428,811 1,028
WPP PLC 358,677 4,449
252,205

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 1.7%
Abbott Laboratories 1,667 189
Accenture PLC Class A 50,186 15,074
Amdocs, Ltd. 129,627 10,330
Aon PLC Class A 37,393 10,769
Jackson Financial, Inc. Class A 1,040 44
James Hardie Industries PLC 62,721 1,803
Lululemon Athletica , Inc.(Æ) 15,546 5,513
MasterCard, Inc. Class A 1,606 584
Ovintiv , Inc. 37,987 1,944
Visa, Inc. Class A 1,936 413
Willis Towers Watson PLC(Æ) 5,777 1,241
47,904
Virgin Islands, British - 0.0%
Fix Price Group, Ltd. - GDR(Š) 183,060 —
Total Common Stocks
(cost $2,237,485) 2,583,845
Preferred Stocks - 1.5%
Brazil - 0.2%
Banco Bradesco SA
4.621% (Ÿ) 864,660 3,144
Itau Unibanco Holding SA
2.551% (Ÿ) 262,123 1,266
Petroleo Brasileiro SA
22.883% (Ÿ) 313,959 1,923
6,333
Germany - 0.9%
Henkel AG & Co. KGaA
2.903% (Ÿ) 56,503 3,653
Porsche Automobil Holding SE
3.502% (Ÿ) 18,964 1,589
Sartorius AG
0.365% (Ÿ) 16,539 6,265
Volkswagen AG
5.186% (Ÿ) 81,090 12,722
24,229
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 237,612 11,096
Taiwan - 0.0%
China Development Financial Holding
Corp. (Æ)
0.000% 841,114 257
Total Preferred Stocks
(cost $40,661) 41,915
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA(Æ)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2023 Warrants  28,062 20
Thailand - 0.0%
Minor International PCL(Æ)
2023 Warrants   16,941 3
2024 Warrants  56,369 8
Total Warrants and Rights
(cost $—) 31
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 100,235,880 (∞) 100,206
Total Short-Term Investments
(cost $100,204) 100,206
Total Investments - 97.5%
(identified cost $2,378,350) 2,725,997
Other Assets and Liabilities, Net
- 2.5%
70,595
Net Assets - 100.0%
2,796,592

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9.42 2,545
3,371
Adyen NV 09/10/20 EUR 2,291 2,190.08 5,017
3,832
Aena SME SA 03/17/20 EUR 2,813 107.08 301
398
Amundi SA 02/26/19 EUR 81,725 65.05 5,316
4,876
Cellnex Telecom SA 04/18/19 EUR 263,326 52.80 13,902
12,308
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0.21 321
429
Covestro AG 03/17/20 EUR 220,294 40.87 9,004
9,592
Euronext NV 03/01/22 EUR 15,949 89.09 1,421
1,280
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 4,250,851 2.44 10,380
7,540
HDFC Asset Manangement Co., Ltd. 03/23/22 INR 66,654 29.12 1,941
1,761
HDFC Life Insurance Co., Ltd. 03/02/22 INR 275,451 7.14 1,967
2,083
Hydro One, Ltd. 04/18/19 CAD 32,728 16.10 527
885
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 91,870 15.21 1,397
1,528
InterGlobe Aviation, Ltd. 03/25/21 INR 159,866 25.19 4,027
3,836
La Francaise des Jeux SAEM 03/01/22 EUR 35,469 41.15 1,459
1,320
Longfor Group Holdings, Ltd. 01/18/19 HKD 1,099,000 4.41 4,850
5,355
Meituan 01/13/20 HKD 579,976 27.09 15,714
12,449
Monde Nissin Corp. 06/22/21 PHP 10,104,700 0.31 3,115
2,511
Moneta Money Bank AS 12/21/20 CZK 225,904 3.11 702
843
Netmarble Corp. 04/28/20 KRW 4,996 76.55 382
375
Pirelli & C. SpA 04/28/20 EUR 162,449 3.74 607
797
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0.54 290
411
Reliance Industries, Ltd. 06/03/15 INR 92,285 22.11 2,041
6,582
Samsung Biologics Co., Ltd. 03/25/21 KRW 2,467 634.40 1,565
1,630
SBI Life Insurance Co., Ltd. 03/23/22 INR 120,137 14.37 1,727
1,728
Siemens Healthineers AG 12/21/20 EUR 17,361 50.00 868
938
WH Group, Ltd. 10/26/15 HKD 651,826 0.58 379
449
Zalando SE 09/10/20 EUR 1,824 85.40 156 72
89,179
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 53 EUR 7,489 05/22
(18)
ASX SPI 200 Index Futures 570 AUD 105,577 06/22
1,710
Australian Dollar Currency Futures 958 USD 67,893 06/22
(2,389)
British Pound Currency Futures 122 USD 9,607 06/22
(327)
CAC40 Euro Index Futures 300 EUR 19,430 05/22
68
Canadian Dollar Currency Futures 824 USD 64,194 06/22
(134)
DAX Index Futures 40 EUR 14,090 06/22
195
EURO STOXX 50 Index Futures 285 EUR 10,648 06/22
436
FTSE/MIB Index Futures 37 EUR 4,425 06/22
191
IBEX 35 Index Futures 50 EUR 4,285 05/22
24
Japanese Yen Currency Futures 816 USD 78,897 06/22
(9,285)
New Zealand Dollar Currency Futures 45 USD 2,910 06/22
(162)
Norwegian Krone Currency Futures 31 USD 6,633 06/22
(329)
OMXS30 Index Futures 229 SEK 47,100 05/22
(106)
S&P/TSX 60 Index Futures 237 CAD 59,345 06/22
(1,646)
TOPIX Index Futures 254 JPY 4,833,619 06/22 2,873
Short Positions

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 211
Futures Contracts
Amounts in thousands (except contract amounts )
Euro Currency Futures 96 USD 12,707 06/22
429
FTSE 100 Index Futures 54 GBP 4,057 06/22
(308)
Hang Seng Index Futures 49 HKD 51,457 05/22
(377)
MSCI Emerging Markets Index Futures 311 USD 16,443 06/22
1,103
MSCI Singapore Index Futures 111 SGD 3,483 05/22
(43)
S&P 500 E-Mini Index Futures 287 USD 59,230 06/22
1,333
Swiss Franc Currency Futures 246 USD 31,731 06/22 1,539
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,223)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 11,335 $ — $ —
$ —
$ 11,335 0.4
Australia — 43,830 —
—
43,830 1.6
Austria — 7,495 —
—
7,495 0.3
Belgium — 6,653 —
—
6,653 0.2
Bermuda 273 — —
—
273 —
*
Brazil 34,642 358 —
—
35,000 1.3
Burkina Faso 2,203 3,279 —
—
5,482 0.2
Canada 153,346 — —
—
153,346 5.5
Cayman Islands 328 — —
—
328 —
*
Chile 17,246 2,309 —
—
19,555 0.7
China 18,294 217,901 72
—
236,267 8.4
Czech Republic — 1,629 —
—
1,629 0.1
Denmark — 35,389 —
—
35,389 1.3
Finland — 23,634 —
—
23,634 0.8
France — 188,320 —
—
188,320 6.7
Georgia — 492 —
—
492 —
*
Germany — 81,863 —
—
81,863 2.9
Ghana — 3,104 —
—
3,104 0.1
Greece — 7,001 —
—
7,001 0.3
Hong Kong 3 47,572 —
—
47,575 1.7
Hungary — 2,151 —
—
2,151 0.1
India 2,360 109,512 —
—
111,872 4.0
Indonesia — 23,927 —
—
23,927 0.9
Ireland 17,121 19,840 —
—
36,961 1.3
Israel 3,113 5,330 —
—
8,443 0.3
Italy — 35,417 —
—
35,417 1.3
Japan — 339,580 —
—
339,580 12. 1
Kazakhstan — 3,752 —
—
3,752 0.1
Kenya — 1,917 —
—
1,917 0.1

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Luxembourg 765 17,491 —
—
18,256 0.7
Macao — 8,369 —
—
8,369 0.3
Malaysia — 9,157 —
—
9,157 0.3
Mexico 31,187 — —
—
31,187 1.1
Netherlands — 114,032 —
—
114,032 4.1
New Zealand — 3,594 —
—
3,594 0.1
Norway — 8,920 —
—
8,920 0.3
Philippines — 15,463 —
—
15,463 0.6
Poland — 9,575 —
—
9,575 0.3
Portugal — 1,603 —
—
1,603 0.1
Romania — 2,101 —
—
2,101 0.1
Russia — — —
—
— —
Saudi Arabia — 27,053 —
—
27,053 1.0
Singapore — 20,238 —
—
20,238 0.7
South Africa 9,057 14,573 —
—
23,630 0.8
South Korea 4,877 117,617 —
—
122,494 4.4
Spain — 36,732 —
—
36,732 1.3
Sweden — 36,084 —
—
36,084 1.3
Switzerland — 160,406 —
—
160,406 5.7
Taiwan 17,603 115,207 —
—
132,810 4.7
Thailand — 14,315 —
—
14,315 0.5
Turkey — 2,424 —
—
2,424 0.1
United Arab Emirates — 12,702 —
—
12,702 0.5
United Kingdom 6,530 245,675 —
—
252,205 9.0
United States 46,101 1,803 —
—
47,904 1.7
Virgin Islands, British — — —
—
— —
Preferred Stocks 6,333 35,582 — — 41,915 1.5
Warrants and Rights 31 — — — 31 —
*
Short-Term Investments — — — 100,206 100,206 3.6
Total Investments 382,748 2,242,971 72 100,206 2, 725 , 997 97.5
Other Assets and Liabilities, Net
2.5
100.0
Other Financial Instruments
Assets
Futures Contracts 9,90 1 — — — 9,90 1 0.4
A
Liabilities
Futures Contracts (15,124) — — — (15,124) (0.5)
Total Other Financial Instruments
**
$ (5,22 3 ) $ — $ — $ — $ (5,22 3 )
* Less than 0.05% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 213
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
386,112
Consumer Staples ...................................................................
152,815
Energy ....................................................................................
163,046
Financial Services ...................................................................
653,887
Health Care .............................................................................
184,054
Materials and Processing ........................................................
306,289
Producer Durables ..................................................................
284,759
Technology ..............................................................................
333,569
Utilities ...................................................................................
119,314
Preferred Stocks
Consumer Discretionary ..........................................................
14,311
Consumer Staples ...................................................................
3,653
Energy ....................................................................................
1,923
Financial Services ...................................................................
4,667
Technology ..............................................................................
17,361
Warrants and Rights ....................................................................
31
Short-Term Investments ................................................................
100,206
Total Investments .................................................................... 2,725,997

See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 7,933 $ 1,968
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,498 $ 12,626
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,156 $ (7,674)
Foreign currency exchange contracts — (249)
Total
$ 6,156 $ (7,923)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,925 $ (9,457)
Foreign currency exchange contracts — (3)
Total
$ 1,925 $ (9,460)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 215
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,378,350
Investments, at fair value(>) ...........................................................................................................................................................
2,725,997
Foreign currency holdings(^) ......................................................................................................................................................... 26 , 067
Receivables:
Dividends and interest ....................................................................................................................................................... 8,690
Dividends from affiliated funds .......................................................................................................................................... 20
Fund shares sold ................................................................................................................................................................ 7,354
Foreign capital gains taxes recoverable ............................................................................................................................. 4,607
From broker(a) ................................................................................................................................................................... 3 4 , 967
Prepaid expenses ........................................................................................................................................................................... 35
Total assets .................................................................................................................................................
2,807,737
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,580
Accrued fees to affiliates .................................................................................................................................................... 2,276
Other accrued expenses ..................................................................................................................................................... 281
Variation margin on futures contracts ................................................................................................................................. 5,203
Deferred capital gains tax liability ..................................................................................................................................... 1,805
Total liabilities .............................................................................................................................................
11,145
Net Assets ............................................................................................................................................................
$ 2,796,592

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 37,145
Shares of beneficial interest ...........................................................................................................................................................
2,625
Additional paid-in capital ..............................................................................................................................................................
2,756,822
Net Assets ............................................................................................................................................................
$ 2,796,592
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.61
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.26
Class A — Net assets ............................................................................................................................................................. $ 25,990,533
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,448,812
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.50
Class C — Net assets ............................................................................................................................................................. $ 8,337,896
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 793,759
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.66
Class M — Net assets ............................................................................................................................................................ $ 784,534,969
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 73,617,549
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.65
Class S — Net assets ............................................................................................................................................................. $ 1,977,728,788
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 185,616,676
Amounts in thousands
(^)     Foreign currency holdings - cost $ 26,967
(>)     Investments in affiliates, U.S. Cash Management Fund $ 100,206
(a)     Receivable from Broker for Futures $ 34 , 967
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 43,8 70
Dividends from affiliated funds ......................................................................................................................................... 45
Less foreign taxes withheld ............................................................................................................................................... (4,229)
Total investment income ...............................................................................................................................................................
39,686
Expenses
Advisory fees .................................................................................................................................................................... 11,857
Administrative fees ........................................................................................................................................................... 691
Custodian fees ................................................................................................................................................................... 374
Distribution fees - Class A ................................................................................................................................................ 34
Distribution fees - Class C ................................................................................................................................................ 33
Transfer agent fees - Class A ............................................................................................................................................ 27
Transfer agent fees - Class C ............................................................................................................................................. 9
Transfer agent fees - Class M ............................................................................................................................................ 793
Transfer agent fees - Class S ............................................................................................................................................. 2,050
Professional fees ............................................................................................................................................................... 121
Registration fees ............................................................................................................................................................... 78
Shareholder servicing fees - Class C ................................................................................................................................. 11
Trustees’ fees .................................................................................................................................................................... 52
Printing fees ...................................................................................................................................................................... 59
Miscellaneous ................................................................................................................................................................... 1 9
Expenses before reductions .............................................................................................................................................. 16,20 8
Expense reductions ........................................................................................................................................................... (1,55 4 )
Net expenses .................................................................................................................................................................................
14,654
Net investment income (loss) ........................................................................................................................................................
25,032
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $297) .................................................................................................... (28,297)
Investments in affiliated funds .......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (1,518)
Foreign currency exchange contracts ................................................................................................................................ (249)
Foreign currency-related transactions ............................................................................................................................... (1,229)
Net realized gain (loss) ..................................................................................................................................................................
(31,299)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 981 ) .............................................................. (387, 278 )
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (7,532)
Foreign currency exchange contracts ................................................................................................................................ (3)
Foreign currency-related transactions ............................................................................................................................... (1,133)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (395,945)
Net realized and unrealized gain (loss) ......................................................................................................................................... (427,244)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (402,212)

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 25,032 $ 43,077
Net realized gain (loss) ...................................................................................................................... (31,299) 41,110
Net change in unrealized appreciation (depreciation) ....................................................................... (395,945) 527,483
Net increase (decrease) in net assets from operations ............................................................................. (402,212) 611,670
Distributions
To shareholders
Class A .......................................................................................................................................... (572) (316)
Class C .......................................................................................................................................... (123) (54)
Class M ......................................................................................................................................... (18,925) (7,800)
Class S ........................................................................................................................................... (47,054) (26,190)
Net decrease in net assets from distributions .......................................................................................... (66,674) (34,360)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 419,370 437,802
Total Net Increase (Decrease) in Net Assets ..........................................................................
(49,516) 1,015,112
Net Assets
Beginning of period .................................................................................................................................
2,846,108 1,830,996
End of period ..........................................................................................................................................
$ 2,796,592 $ 2,846,108

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 376 $ 4,490 458 $ 5,569
Proceeds from reinvestment of distributions 48 562 27 310
Payments for shares redeemed (178) (2,091) (342) (4,155)
Net increase (decrease)
246 2,961 143 1,724
Class C
Proceeds from shares sold 135 1,570 210 2,522
Proceeds from reinvestment of distributions 11 123 5 54
Payments for shares redeemed (98) (1,139) (140) (1,658)
Net increase (decrease)
48 554 75 918
Class M
Proceeds from shares sold 14,711 172,736 34,802 415,566
Proceeds from reinvestment of distributions 1,602 18,904 686 7,800
Payments for shares redeemed (4,607) (53,972) (6,896) (83,643)
Net increase (decrease)
11,706 137,668 28,592 339,723
Class S
Proceeds from shares sold 31,743 373,611 40,694 496,755
Proceeds from reinvestment of distributions 3,982 46,990 2,300 26,152
Payments for shares redeemed (12,219) (142,414) (36,214) (427,470)
Net increase (decrease)
23,506 278,187 6,780 95,437
Total increase (decrease)
35,506 $ 419,370 35,590 $ 437,802

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2022* 12.48 .08 (1.70) (1.62) (.25) (.25)
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
Class C
April 30, 2022* 12.30 .04 (1.67) (1.63) (.17) (.17)
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
Class M
April 30, 2022* 12.55 .11 (1.71) (1.60) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(3) 9.77 .08 1.40 1.48 — —
Class S
April 30, 2022* 12.54 .10 (1.71) (1.61) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10.61 (13.17) 25,990 1.37 1.29 1.45 29
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
10.50 (13.42) 8,338 2.12 2.04 .70 29
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
10.66 (12.94) 784,535 1.12 .94 1.83 29
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
10.65 (12.96) 1,977,729 1.12 1.04 1.71 29
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,739,885
Administration fees 114,455
Distribution fees 10,853
Shareholder servicing fees 1,765
Transfer agent fees 409,242
$ 2,276,200
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 53,447 $ 596,832 $ 550,068 $ (6) $ 1 $ 100,206 $ 45 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,405,243,223 $ 451,957,647 $ (136,425,602) $ 315,532,045

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Managed Real Assets Fund 223
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,002.00 $ 1,018.20
Expenses Paid During Period* $ 6.60 $ 6.66
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 998.30 $ 1,014.48
Expenses Paid During Period* $ 10.31 $ 10.39
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,003.80 $ 1,019.93
Expenses Paid During Period* $ 4.87 $ 4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
224 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,002.80 $ 1,019.44
Expenses Paid During Period* $ 5.36 $ 5.41
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Australia - 5.0%
Atlas Arteria, Ltd. 1,230,774 5,969
Aurizon Holdings, Ltd. 896,763 2,543
Beach Energy, Ltd. 613,337 697
BHP Group, Ltd. 107,191 3,604
BHP Group, Ltd. - ADR 77,844 2,616
Fortescue Metals Group, Ltd. 318,309 4,826
Mineral Resources, Ltd. 51,111 2,082
Newcrest Mining, Ltd. 20,416 383
Qube Holdings, Ltd. 587,780 1,207
Rio Tinto, Ltd. - ADR 9,048 717
Sandfire Resources, Ltd. 211,728 839
South32, Ltd. Class B 440,322 1,467
Sunrise Energy Metals, Ltd.(Æ) 206,564 480
Transurban Group - ADR(Æ) 1,526,848 15,262
Western Areas, Ltd.(Æ) 229,572 622
Woodside Petroleum, Ltd. 13,879 302
43,616
Austria - 0.2%
Mondi PLC 9,813 182
OMV AB 32,632 1,666
1,848
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 1
China Water Affairs Group, Ltd. 415,320 453
Yuexiu Transport Infrastructure, Ltd. 998,000 636
1,090
Brazil - 1.8%
Adecoagro SA 179,457 2,019
CCR SA 641,564 1,610
Centrais Eletricas Brasileiras SA - ADR 39,766 330
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 331
Cia Energetica de Minas Gerais - ADR 133,673 405
Enauta Participacoes SA 103,542 432
Petroleo Brasileiro SA 286,210 1,936
Petroleo Brasileiro SA - ADR 55,488 753
Sao Martinho SA 194,006 1,821
SLC Agricola SA(Æ) 30,482 326
Suzano SA - ADR 75,797 766
Ultrapar Participacoes SA - ADR 99,189 265
Vale SA 206,586 3,480
Vale SA Class B - ADR 82,286 1,390
15,864
Canada - 5.9%
Anaergia , Inc.(Æ) 35,793 242
ARC Resources, Ltd. 111,946 1,552
Barrick Gold Corp. 42,872 956
Brookfield Infrastructure Corp. Class A 3,207 228
Canadian National Railway Co. 8,471 996
Canadian Natural Resources, Ltd. 14,192 878
Canadian Solar, Inc.(Æ) 156,220 4,299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emera , Inc. 49,011 2,366
Enbridge, Inc. 169,989 7,418
Enerflex , Ltd. 88,543 611
First Quantum Minerals, Ltd. 108,337 3,106
Franco-Nevada Corp. Class T 9,445 1,428
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 940
Ivanhoe Mines, Ltd. Class A(Æ) 281,917 2,260
Largo, Inc.(Æ) 122,538 1,024
Li-Cycle Holdings Corp.(Æ) 30,015 195
Nutrien , Ltd. 42,695 4,196
Pembina Pipeline Corp. 197,683 7,480
Suncor Energy, Inc. 20,606 741
TC Energy Corp.(Æ) 113,738 6,016
Teck Resources, Ltd. Class B 33,272 1,313
Tricon Residential, Inc. 82,508 1,196
Vermilion Energy, Inc. 29,671 578
Westshore Terminals Investment Corp. 36,169 969
Wheaton Precious Metals Corp. 12,540 562
51,552
Chile - 0.5%
Antofagasta PLC 29,173 561
Sociedad Quimica y Minera de Chile
SA - ADR 55,666 4,108
4,669
China - 0.9%
China Gas Holdings, Ltd. 118,200 143
China Merchants Port Holdings Co., Ltd. 402,231 700
COSCO SHIPPING Ports, Ltd. 409,093 290
ENN Energy Holdings, Ltd. 58,212 774
Guangdong Investment, Ltd. 1,088,845 1,395
Jiangsu Expressway Co., Ltd. Class H 2,132,095 2,105
Shenzhen Expressway Corp., Ltd. Class
H 630,000 648
Sungrow Power Supply Co., Ltd. Class A 17,000 162
Wilmar International, Ltd. 265,000 848
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 259,200 368
Zhejiang Expressway Co., Ltd. Class H 610,000 502
7,935
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 145
Cyprus - 0.0%
Ros Agro PLC - GDR(Š) 66,112 —
Denmark - 0.6%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 720
Orsted A/S Class A(Þ) 32,922 3,694
Vestas Wind Systems A/S 35,070 902
5,316
Finland - 0.3%
Kemira OYJ 78,097 1,016

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neste OYJ 11,151 480
Stora Enso OYJ Class R 20,738 406
UPM- Kymmene OYJ 16,661 572
2,474
France - 3.0%
Aeroports de Paris(Æ) 32,138 4,544
Eiffage SA 16,065 1,576
Engie SA 66,577 782
Eramet SA 2,144 287
Gaztransport Et Technigaz SA 130 16
Getlink SE 537,510 9,819
Rubis SCA 59,818 1,590
Total SA 57,977 2,857
Veolia Environnement SA 25,024 721
Vilmorin & Cie SA 11,761 556
Vinci SA 38,123 3,678
26,426
Germany - 0.4%
E.ON SE 30,071 315
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 639
K+S AG 50,900 1,726
RWE AG 9,734 407
ThyssenKrupp AG - ADR(Æ) 8,043 62
3,149
Ghana - 1.5%
Kosmos Energy, Ltd.(Æ) 1,917,162 12,960
Hong Kong - 0.3%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 806,000 449
CLP Holdings, Ltd. 75,877 739
Shenzhen International Holdings, Ltd. 824,611 882
2,070
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 244,503 2,086
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 16,120 1,150
Ireland - 0.1%
Smurfit Kappa Group PLC 21,704 918
Israel - 0.4%
Delek Group, Ltd.(Æ) 2,687 445
Equital , Ltd.(Æ) 7,253 299
ICL Group, Ltd. 80,378 891
Israel Corp., Ltd. (The)(Æ) 3,144 1,782
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 449
3,866
Italy - 1.5%
Atlantia SpA (Æ) 404,920 9,613
Enel SpA 240,467 1,554
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA - ADR 15,138 212
Hera SpA 81,412 303
Infrastrutture Wireless Italiane SpA (Þ) 148,849 1,586
13,268
Japan - 0.7%
Ebara Corp. 28,800 1,330
Hitachi Zosen Corp. 2,500 14
Inpex Corp. 132,500 1,566
Japan Airport Terminal Co., Ltd.(Æ) 10,100 419
Japan Petroleum Exploration Co., Ltd. 21,500 424
JFE Holdings, Inc. 5,600 69
Kubota Corp. 15,000 255
Nippon Steel Corp. 30,000 478
Nittetsu Mining Co., Ltd. 4,500 224
Sumitomo Metal Mining Co., Ltd. 21,500 934
Takuma Co., Ltd. 14,600 164
West Japan Railway Co. 5,600 209
6,086
Jersey - 1.0%
Amcor PLC 39,896 473
Glencore PLC(Æ) 1,340,731 8,265
8,738
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 37,979 1,109
Corp. America Airports SA(Æ) 98,028 631
1,740
Mexico - 1.7%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 17,742 992
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 8,851 1,361
Grupo Aeroportuario del Sureste SAB de
CV - ADR 6,712 1,465
Grupo Aeroportuario del Sureste SAB de
CV Class B 291,451 6,361
Grupo Mexico SAB de CV 882,385 4,130
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,010
15,319
Netherlands - 1.2%
OCI NV(Æ) 3,438 131
Shell PLC 379,635 10,275
10,406
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 920,753 4,630
Norway - 0.7%
Austevoll Seafood ASA 132,794 2,117
Borregaard ASA - ADR 22,679 434
BW Offshore, Ltd.(Æ) 50,269 145
DNO ASA 659,139 1,004

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinor ASA Class N 67,053 2,285
5,985
Poland - 0.1%
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,097
Portugal - 0.5%
Galp Energia SGPS SA Class B 374,568 4,570
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC - ADR(Š) 352,154 —
Lukoil PJSC - ADR(Š) 38,257 —
MMC Norilsk Nickel PJSC - ADR(Š) 178,981 —
Novatek PJSC - GDR(Š) 9,320 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 36,039 —
Polyus PJSC - GDR(Š) 3,557 —
Rosneft Oil Co. PJSC - GDR(Š) 97,843 —
Tatneft PJSC - ADR(Š) 22,237 —
—
South Africa - 0.4%
African Rainbow Minerals, Ltd. 30,572 507
AngloGold Ashanti, Ltd. - ADR 14,459 295
Gold Fields, Ltd. - ADR 23,465 315
Impala Platinum Holdings, Ltd. 50,931 665
Sasol, Ltd. - ADR(Æ) 21,624 530
Sibanye Stillwater, Ltd. 296,328 1,023
Thungela Resources, Ltd.(Æ) 7,364 125
3,460
South Korea - 0.2%
POSCO 3,313 751
Young Poong Corp. 1,350 729
1,480
Spain - 2.8%
Aena SME SA(Æ)(Þ) 88,562 12,517
Iberdrola SA 918,546 10,495
Repsol SA - ADR 91,585 1,374
24,386
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,824
Switzerland - 0.8%
Flughafen Zurich AG(Æ) 36,950 6,252
Gurit Holding AG 316 402
SIG Group AG(Æ) 25,174 527
7,181
Thailand - 0.2%
PTT Exploration & Production PCL 231,000 1,013
PTT PCL 493,600 538
1,551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.0%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 156,163 328
United Kingdom - 2.0%
Anglo American PLC 65,927 2,926
BP PLC 987,469 4,821
Central Asia Metals PLC 45,010 150
DS Smith PLC 278,627 1,135
EnQuest PLC(Æ) 1,644,647 671
Ferrexpo PLC 41,999 85
Genuit Group PLC 36,210 205
Harbour Energy PLC 24,648 155
National Grid PLC 202,182 3,006
Scottish & Southern Energy PLC 129,240 3,010
Severn Trent PLC Class H 42,913 1,690
17,854
United States - 59.4%
Aemetis , Inc.(Æ) 64,846 592
AGCO Corp. 23,831 3,036
Agree Realty Corp.(ö) 78,792 5,351
Albemarle Corp. 2,630 507
Alexander & Baldwin, Inc. 20,622 437
Alexandria Real Estate Equities, Inc.(ö) 17,678 3,220
Alliant Energy Corp. 38,123 2,242
Alpine Income Property Trust, Inc.(ö) 49,678 929
Ameresco , Inc. Class A(Æ) 64,338 3,245
American Campus Communities, Inc.(ö) 36,949 2,389
American Electric Power Co., Inc. 9,070 899
American Homes 4 Rent Class A(ö) 162,133 6,422
American Tower Corp.(ö) 7,057 1,701
American Water Works Co., Inc. 5,961 918
Apartment Income REIT Corp.(ö) 133,786 6,578
Apple Hospitality REIT, Inc.(ö) 148,390 2,625
Archer-Daniels-Midland Co. 12,964 1,161
Atmos Energy Corp. 17,555 1,991
AvalonBay Communities, Inc.(ö) 76,906 17,495
Avery Dennison Corp. 2,165 391
Avista Corp. 5,807 236
Boston Properties, Inc.(ö) 91,676 10,781
Brixmor Property Group, Inc.(ö) 139,260 3,534
Camden Property Trust(ö) 8,255 1,295
Centennial Resource Development, Inc.
Class A(Æ) 20,008 155
CenterPoint Energy, Inc. 74,571 2,283
Cheniere Energy, Inc. 75,576 10,264
Chevron Corp. 13,269 2,079
Civitas Resources, Inc. 12,673 743
Clean Energy Fuels Corp.(Æ) 543,477 3,185
CNX Resources Corp.(Æ) 22,415 461
ConocoPhillips Co. 13,303 1,271
Consolidated Edison, Inc. 20,698 1,920
Constellation Energy Corp. 21,071 1,248
Corteva , Inc. 21,042 1,214
Cousins Properties, Inc.(ö) 4,864 175
Crown Castle International Corp.(ö) 4,954 918

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CSX Corp. 41,556 1,427
CubeSmart (ö) 15,152 720
Darling Ingredients, Inc.(Æ) 74,094 5,438
Deere & Co. 3,715 1,403
DiamondRock Hospitality Co.(ö) 27,431 291
Digital Realty Trust, Inc.(ö) 95,877 14,010
Dominion Energy, Inc. 108,844 8,886
Douglas Emmett, Inc.(ö) 5,324 157
DT Midstream, Inc. 59,857 3,217
DTE Energy Co. 2,635 345
Duke Energy Corp. 14,515 1,599
Duke Realty Corp.(ö) 39,588 2,167
EastGroup Properties, Inc.(ö) 41,845 7,846
Edison International 2,654 183
Empire State Realty Trust, Inc. Class
A(ö) 28,037 242
Entergy Corp. 15,872 1,886
Enterprise Products Partners, LP 52,463 1,359
EOG Resources, Inc. 8,795 1,027
EPR Properties(ö) 5,032 264
Equinix , Inc.(ö) 18,602 13,376
Equity LifeStyle Properties, Inc. Class
A(ö) 30,624 2,367
Equity Residential(ö) 52,692 4,294
Essential Properties Realty Trust, Inc.(ö) 187,418 4,498
Essex Property Trust, Inc.(ö) 9,185 3,024
Evergy , Inc. 16,181 1,098
Eversource Energy(Æ) 26,173 2,288
Exelon Corp. 63,213 2,957
Extra Space Storage, Inc.(ö) 21,172 4,023
Exxon Mobil Corp. 32,569 2,776
Farmland Partners, Inc.(ö) 34,149 503
Federal Realty Investment Trust(Æ) 2,601 304
First Industrial Realty Trust, Inc.(ö) 82,734 4,799
First Solar, Inc.(Æ) 8,213 600
FirstEnergy Corp. 56,257 2,436
FMC Corp. 7,889 1,046
Freeport-McMoRan, Inc. 101,920 4,133
Gaming and Leisure Properties, Inc.(ö) 44,116 1,958
GrafTech International, Ltd. 128,236 1,164
Green Plains, Inc.(Æ) 20,687 581
Halliburton Co. 31,579 1,125
Healthpeak Properties, Inc.(ö) 244,102 8,009
Host Hotels & Resorts, Inc.(ö) 56,029 1,140
Howard Hughes Corp. (The)(Æ) 18,101 1,815
Hudson Pacific Properties, Inc.(ö) 10,463 244
Hyatt Hotels Corp. Class A(Æ) 14,044 1,334
Independence Realty Trust, Inc.(ö) 143,454 3,911
Indus Realty Trust, Inc.(ö) 7,719 552
InvenTrust Properties Corp.(ö) 17,587 533
Invitation Homes, Inc.(ö) 77,722 3,095
Iron Mountain, Inc.(ö) 13,139 706
Kilroy Realty Corp.(ö) 40,563 2,839
Kimco Realty Corp.(ö) 379,933 9,624
Kinder Morgan, Inc. 344,553 6,254
Kite Realty Group Trust(ö) 232,879 5,193
Lamar Advertising Co. Class A(ö) 7,259 801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Laredo Petroleum, Inc.(Æ) 11,510 820
Life Storage, Inc.(ö) 79,963 10,594
Livent Corp.(Æ) 103,912 2,220
Macerich Co. (The)(ö) 11,901 149
Mack-Cali Realty Corp.(ö) 26,987 432
Magellan Midstream Partners, LP 30,401 1,473
Magnolia Oil & Gas Corp.(Æ) 85,219 1,980
Medical Properties Trust, Inc.(ö) 126,337 2,323
Mid-America Apartment Communities,
Inc.(ö) 57,584 11,326
Montauk Renewables, Inc.(Æ) 24,967 284
Mosaic Co. (The) 80,401 5,019
National Retail Properties, Inc.(ö) 2,618 115
NETSTREIT Corp.(ö) 79,014 1,708
Newmont Corp. 16,312 1,188
NexPoint Residential Trust, Inc.(ö) 8,489 757
NextEra Energy, Inc. 192,846 13,695
NexTier Oilfield Solutions, Inc.(Æ) 92,913 1,025
NiSource, Inc. 31,808 926
Norfolk Southern Corp. 3,128 807
Nucor Corp. 5,979 925
Omega Healthcare Investors, Inc.(ö) 143,995 3,669
ONEOK, Inc. 11,060 700
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 18,238 467
Ovintiv , Inc. 9,708 497
Paramount Group, Inc.(ö) 37,793 359
Park Hotels & Resorts, Inc.(ö) 116,679 2,300
Pebblebrook Hotel Trust(ö) 28,700 701
Phillips 66 640 56
Pinnacle West Capital Corp. 9,192 654
Pioneer Natural Resources Co. 3,888 904
PNM Resources, Inc. 17,363 810
Portland General Electric Co. 8,886 421
Potlatch Corp.(ö) 10,449 579
PPL Corp. 107,245 3,036
Prologis, Inc.(ö) 221,654 35,528
ProPetro Holding Corp.(Æ) 73,657 1,042
PS Business Parks, Inc.(ö) 3,276 613
Public Service Enterprise Group, Inc. 11,268 785
Public Storage(ö) 49,560 18,412
Rayonier, Inc.(ö) 12,312 532
Realty Income Corp.(ö) 32,547 2,257
Regal Beloit Corp. 3,044 387
Regency Centers Corp.(ö) 18,334 1,262
Renewable Energy Group, Inc.(Æ) 91,188 5,568
Republic Services, Inc. Class A 28,833 3,871
Retail Opportunity Investments Corp.(ö) 12,311 229
REX American Resources Corp.(Æ) 5,827 493
Rexford Industrial Realty, Inc.(ö) 39,322 3,069
Ryman Hospitality Properties, Inc.(ö) 76,277 7,130
Safehold , Inc.(Æ) 2,644 114
SBA Communications Corp.(ö) 13,827 4,799
Sealed Air Corp. 3,575 230
Select Energy Services, Inc. Class A(Æ) 53,353 414
Sempra Energy 58,990 9,519
Simon Property Group, LP(ö) 92,925 10,965

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SITE Centers Corp.(ö) 25,058 398
SL Green Realty Corp.(ö) 35,731 2,473
SolarEdge Technologies, Inc.(Æ) 12,394 3,104
Southern Co. (The) 23,789 1,746
Southwestern Energy Co.(Æ) 40,314 302
STAG Industrial, Inc.(ö) 97,045 3,622
STORE Capital Corp.(ö) 13,652 388
Sun Communities, Inc.(ö) 52,913 9,290
Sunrun , Inc.(Æ) 166,199 3,321
Sunstone Hotel Investors, Inc.(ö) 197,628 2,421
Talos Energy, Inc.(Æ) 49,527 900
Targa Resources Corp. 84,066 6,171
Terreno Realty Corp.(ö) 14,094 1,025
UDR, Inc.(ö) 28,253 1,503
UGI Corp. 19,714 676
Union Pacific Corp. 4,120 965
Ventas, Inc.(ö) 169,198 9,399
VICI Properties, Inc.(ö) 84,253 2,512
W&T Offshore, Inc.(Æ) 165,536 788
WEC Energy Group, Inc.(Æ) 7,874 788
Welltower , Inc.(ö) 173,732 15,777
Weyerhaeuser Co.(ö) 54,876 2,262
Williams Cos., Inc. (The) 46,843 1,606
WP Carey, Inc.(ö) 4,328 350
Xcel Energy, Inc. 82,061 6,012
Zurn Water Solutions Corp. 13,656 426
520,121
Total Common Stocks
(cost $655,877) 837,158
Preferred Stocks - 1.4%
Brazil - 1.4%
Bradespar SA
33.863% (Ÿ) 1,167,727 6,918
Petroleo Brasileiro SA
22.883% (Ÿ) 813,700 4,983
11,901
Russia - 0.0%
Surgutneftegas PJSC(Š)
19.495% (Ÿ) 1,385,000 —
Tatneft PJSC(Š)
10.930% (Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $14,215) 11,901
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 21,446,981 (∞) 21,441
Total Short-Term Investments
(cost $21,440) 21,441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 99.4%
(identified cost $691,532) 870,500
Other Assets and Liabilities, Net
- 0.6%
5,667
Net Assets - 100.0%
876,167

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 06/13/19 EUR 88,562 170.31 15,083
12,516
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 148,849 11.51 1,714
1,586
Orsted A/S 02/14/22 DKK 32,922 124.96 4,114
3,694
Reliance Industries, Ltd. 02/24/21 INR 16,120 57.71 930 1,150
18,946
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 74 USD 15,272 06/22 (1,515)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,515)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 43,616 $ —
$ —
$ 43,616 5.0
Austria — 1,848 —
—
1,848 0.2
Bermuda — 1,090 —
—
1,090 0.1
Brazil 15,864 — —
—
15,864 1.8
Canada 51,552 — —
—
51,552 5.9
Chile 4,108 561 —
—
4,669 0.5
China — 7,935 —
—
7,935 0.9
Colombia 145 — —
—
145 —*
Cyprus — — —
—
— —
Denmark — 5,316 —
—
5,316 0.6
Finland — 2,474 —
—
2,474 0.3
France — 26,426 —
—
26,426 3.0
Germany — 3,149 —
—
3,149 0.4
Ghana 12,960 — —
—
12,960 1.5
Hong Kong — 2,070 —
—
2,070 0.3
Hungary — 2,086 —
—
2,086 0.3
India — 1,150 —
—
1,150 0.1
Ireland — 918 —
—
918 0.1
Israel — 3,866 —
—
3,866 0.4

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 231
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Italy — 13,268 —
—
13,268 1.5
Japan — 6,086 —
—
6,086 0.7
Jersey 473 8,265 —
—
8,738 1.0
Luxembourg 631 1,109 —
—
1,740 0.2
Mexico 15,319 — —
—
15,319 1.7
Netherlands — 10,406 —
—
10,406 1.2
New Zealand — 4,630 —
—
4,630 0.5
Norway — 5,985 —
—
5,985 0.7
Poland — 1,097 —
—
1,097 0.1
Portugal — 4,570 —
—
4,570 0.5
Russia — — —
—
— —
South Africa 611 2,849 —
—
3,460 0.4
South Korea — 1,480 —
—
1,480 0.2
Spain — 24,386 —
—
24,386 2.8
Sweden — 1,824 —
—
1,824 0.2
Switzerland — 7,181 —
—
7,181 0.8
Thailand — 1,551 —
—
1,551 0.2
Turkey — 328 —
—
328 —*
United Kingdom — 17,854 —
—
17,854 2.0
United States 520,121 — —
—
520,121 59.4
Preferred Stocks 11,901 — — — 11,901 1.4
Short-Term Investments — — — 21,441 21,441 2. 5
Total Investments 633,685 215,374 — 21,441 870,500 99. 4
Other Assets and Liabilities, Net
0. 6
100.0
Other Financial Instruments
Liabilities
Futures Contracts (1,515) — — — (1,515) (0.2)
Total Other Financial Instruments
**
$ (1,515) $ — $ — $ — $ (1,515)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,662
Consumer Staples ...................................................................
5,623
Energy ....................................................................................
106,637
Financial Services ...................................................................
340,607
Materials and Processing ........................................................
109,552
Producer Durables ..................................................................
107,085
Technology ..............................................................................
3,356
Utilities ...................................................................................
162,636
Preferred Stocks
Energy ....................................................................................
4,983
Financial Services ...................................................................
6,918
Short-Term Investments ................................................................
21,441
Total Investments .................................................................... 870,500

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 233
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,515
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,123 $ —
Foreign currency exchange contracts — (40)
Total
$ 1,123 $ (40)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,208) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 691,532
Investments, at fair value(>) ...........................................................................................................................................................
870,500
Cash ............................................................................................................................................................................................... 13
Foreign currency holdings(^) ......................................................................................................................................................... 3,074
Receivables:
Dividends and interest ....................................................................................................................................................... 1,728
Dividends from affiliated funds .......................................................................................................................................... 6
Fund shares sold ................................................................................................................................................................ 2,145
From broker(a) ................................................................................................................................................................... 1,705
Prepaid expenses ........................................................................................................................................................................... 10
Total assets .................................................................................................................................................
879,181
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 610
Accrued fees to affiliates .................................................................................................................................................... 752
Other accrued expenses ..................................................................................................................................................... 57
Variation margin on futures contracts ................................................................................................................................. 1,515
Deferred capital gains tax liability ..................................................................................................................................... 80
Total liabilities .............................................................................................................................................
3,014
Net Assets ............................................................................................................................................................
$ 876,167

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 235
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 168,435
Shares of beneficial interest ...........................................................................................................................................................
669
Additional paid-in capital ..............................................................................................................................................................
707,063
Net Assets ............................................................................................................................................................
$ 876,167
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 13.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.87
Class A — Net assets ............................................................................................................................................................. $ 6,096,989
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 466,514
Net asset value per share: Class C(#) .............................................................................................................................................
$ 12.98
Class C — Net assets ............................................................................................................................................................. $ 645,439
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 49,739
Net asset value per share: Class M(#) ............................................................................................................................................
$ 13.10
Class M — Net assets ............................................................................................................................................................ $ 274,159,449
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 20,929,221
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 13.09
Class S — Net assets ............................................................................................................................................................. $ 595,264,904
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 45,459,909
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,221
(>)     Investments in affiliates, U.S. Cash Management Fund $ 21,441
(a)     Receivable from Broker for Futures $ 1,705
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 14,74 4
Dividends from affiliated funds ......................................................................................................................................... 15
Total investment income ...............................................................................................................................................................
14,759
Expenses
Advisory fees .................................................................................................................................................................... 3,558
Administrative fees ........................................................................................................................................................... 201
Custodian fees ................................................................................................................................................................... 79
Distribution fees - Class A ................................................................................................................................................ 7
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 5
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 269
Transfer agent fees - Class S ............................................................................................................................................. 562
Professional fees ............................................................................................................................................................... 57
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 29
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 4,842
Expense reductions ........................................................................................................................................................... (445)
Net expenses .................................................................................................................................................................................
4,397
Net investment income (loss) ........................................................................................................................................................
10,362
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 3,769
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 1,123
Foreign currency exchange contracts ................................................................................................................................ (40)
Foreign currency-related transactions ............................................................................................................................... 179
Net realized gain (loss) ..................................................................................................................................................................
5,028
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ (27) ) .............................................................. (11,547)
Futures contracts .............................................................................................................................................................. (2,208)
Foreign currency-related transactions ............................................................................................................................... (196)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (13,951)
Net realized and unrealized gain (loss) ......................................................................................................................................... (8,923)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 1,439

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 237
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10,362 $ 10,976
Net realized gain (loss) ...................................................................................................................... 5,028 42,520
Net change in unrealized appreciation (depreciation) ....................................................................... (13,951) 174,290
Net increase (decrease) in net assets from operations ............................................................................. 1,439 227,786
Distributions
To shareholders
Class A .......................................................................................................................................... (96) (53)
Class C .......................................................................................................................................... (6) (5)
Class M ......................................................................................................................................... (5,465) (2,859)
Class S ........................................................................................................................................... (10,847) (7,332)
Net decrease in net assets from distributions .......................................................................................... (16,414) (10,249)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 96,881 124,247
Total Net Increase (Decrease) in Net Assets ..........................................................................
81,906 341,784
Net Assets
Beginning of period .................................................................................................................................
794,261 452,477
End of period ..........................................................................................................................................
$ 876,167 $ 794,261

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 69 $ 914 148 $ 1,677
Proceeds from reinvestment of distributions 7 96 5 53
Payments for shares redeemed (14) (193) (39) (482)
Net increase (decrease)
62 817 114 1,248
Class C
Proceeds from shares sold 13 171 10 125
Proceeds from reinvestment of distributions
— **
6 1 5
Payments for shares redeemed (4) (51) (14) (163)
Net increase (decrease)
9 126 (3) (33)
Class M
Proceeds from shares sold 3,947 52,611 11,272 131,394
Proceeds from reinvestment of distributions 423 5,456 268 2,859
Payments for shares redeemed (2,641) (35,345) (2,799) (33,675)
Net increase (decrease)
1,729 22,722 8,741 100,578
Class S
Proceeds from shares sold 8,851 118,740 12,135 149,009
Proceeds from reinvestment of distributions 837 10,812 683 7,306
Payments for shares redeemed (4,206) (56,336) (11,620) (133,861)
Net increase (decrease)
5,482 73,216 1,198 22,454
Total increase (decrease)
7,282 $ 96,881 10,050 $ 124,247
** Less than 500 shares.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2022* 13.28 .14 (.12) .02 (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(7) 10.00 .07 .33 .40 — —
Class C
April 30, 2022* 13.15 .09 (.11) (.02) (.15) (.15)
October 31, 2021 9.04 .08 4.1 6 4.2 4 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(7) 10.00 .04 .33 .37 — —
Class M
April 30, 2022* 13.33 .17 (.12) .05 (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.4 2 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(7) 10.00 .08 .33 .41 — —
Class S
April 30, 2022* 13.32 .16 (.13) .03 (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(7) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 241
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
13.07 .20 6,097 1.41 1.33 2.17 21
13.28 48.29 5,370 1.42 1.33 1.4 4 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
12.98 (.17) 645 2.16 2.08 1.44 21
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
13.10 .38 274,160 1.15 .98 2.55 21
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
13.09 .28 595,265 1.15 1.08 2.45 21
13.32 48.63 532,442 1.17 1.08 1.67 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 585,628
Administration fees 36,570
Distribution fees 1,720
Shareholder servicing fees 130
Transfer agent fees 128,211
$ 752,259
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,641 $ 144,477 $ 158,674 $ (3) $ — $ 21,441 $ 15 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 695,142,375 $ 204,313,572 $ (30,471,069) $ 173,842,503

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Opportunistic Credit Fund 243
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 916.40 $ 1,019.59
Expenses Paid During Period* $ 4.99 $ 5.26
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 913.20 $ 1,015.87
Expenses Paid During Period* $ 8.54 $ 9.00
* Expenses are equal to the Fund's annualized expense ratio of 1.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 918.10 $ 1,021.08
Expenses Paid During Period* $ 3.57 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
244 Opportunistic Credit Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 918.00 $ 1,020.83
Expenses Paid During Period* $ 3.80 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 918.20 $ 1,021.22
Expenses Paid During Period* $ 3.42 $ 3.61
* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 82.9%
Asset-Backed Securities - 3.4%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 691 622
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 832 762
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 62 62
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 108 105
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 338 315
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 390 385
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 195 195
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 929 869
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 594 529
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 132 123
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,379 1,211
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 868 843
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 708 686
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 397 353
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 487
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 465 465
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 858
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 214 211
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 163 160
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 292 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 326 298
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 812 717
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 488 441
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 281 271
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 382
Palmer Square CLO, Ltd.
Series 2012-3 Class E
1.000% due 01/15/35 (USD 3 Month
LIBOR + 6.150%)(Ê)(Þ) 500 477
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 978 944
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 386 376
SoFi Consumer Loan Program Trust
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 370 370
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 502
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 395
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 493
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 577
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 948
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 426
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 420
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 835
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 503
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 568
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 931
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 541 520
Series 2021-1A Class A2II
0.000% due 08/20/51 (Þ) 597 499

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
246 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 340 308
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 863 762
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 472 455
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 479 469
Whirlpool Corp.
Series 2021-1A Class D
2.900% due 01/20/35 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 250 242
23,644
Corporate Bonds and Notes - 29.0%
3M Co.
3.250% due 02/14/24 312 313
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 333 317
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 509
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 312
5.125% due 03/01/30 (Þ) 1,053 906
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 168
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 231
Albertsons Cos. LLC / Safeway, Inc. /
New Albertsons, LP / Albertson's LLC
4.625% due 01/15/27 (Þ) 291 273
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 309 307
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 339
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 271 272
Allied Universal Security Service LLC
6.625% due 07/15/26 (Þ) 277 268
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 456
Altria Group, Inc.
5.800% due 02/14/39 213 211
AMC Entertainment Holdings, Inc.
10.000% due 06/15/26 (Þ) 396 332
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 325 374
5.500% due 04/20/26 (Þ) 1,175 1,165
5.750% due 04/20/29 (Þ) 343 331
American Finance Trust, Inc. / American
Finance Operating Partner, LP
4.500% due 09/30/28 (Þ) 326 278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Homes 4 Rent, LP
4.250% due 02/15/28 261 255
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 301 291
American Tower Corp.
3.375% due 05/15/24 296 295
Anthem, Inc.
4.850% due 08/15/54 261 257
Apache Corp.
6.000% due 01/15/37 60 62
5.100% due 09/01/40 373 338
4.750% due 04/15/43 118 102
5.350% due 07/01/49 824 722
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 (Þ) 316 275
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 254
Apple, Inc.
1.800% due 09/11/24 304 297
Applied Materials, Inc.
5.100% due 10/01/35 249 268
APX Group, Inc.
5.750% due 07/15/29 (Þ) 769 630
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 330
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 148
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 310
Ares Capital Corp.
3.250% due 07/15/25 156 149
AT&T, Inc.
Series WI
4.450% due 04/01/24 303 310
AvalonBay Communities, Inc.
Series GMTN
4.200% due 12/15/23 315 319
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 341
Avaya Holdings Corp.
2.250% due 06/15/23 359 346
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 288 274
Ball Corp.
4.000% due 11/15/23 259 258
Bank of America Corp.
Series MTN

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 201
Bank of America NA
Series BKNT
6.000% due 10/15/36 233 263
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 331 296
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 775 777
4.875% due 06/01/28 (Þ) 462 410
6.250% due 02/15/29 (Þ) 623 453
5.250% due 02/15/31 (Þ) 1,059 736
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 835 714
Bed Bath & Beyond, Inc.
5.165% due 08/01/44 493 273
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 261
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 339 257
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 223
Series WI
0.950% due 02/15/24 332 317
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 143
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 284
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 175
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 324 298
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 931 942
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 344 325
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 277
Brown & Brown, Inc.
4.200% due 09/15/24 301 303
Buckeye Partners, LP
3.950% due 12/01/26 466 440
4.125% due 12/01/27 215 198
5.850% due 11/15/43 227 181
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 356
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 326 279
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 135
Calpine Corp.
5.125% due 03/15/28 (Þ) 300 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capital One Financial Corp.
3.750% due 04/24/24 290 290
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 261
Carnival Corp.
5.750% due 03/01/27 (Þ) 1,073 972
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 734 643
Carvana Co.
5.625% due 10/01/25 (Þ) 244 211
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
10.000% due 11/15/29 137 138
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 574
4.250% due 01/15/34 (Þ) 1,872 1,488
Series DMTN
5.000% due 02/01/28 (Þ) 321 306
Centene Corp.
Series WI
4.625% due 12/15/29 565 547
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 302 272
Series G
6.875% due 01/15/28 190 181
Series P
7.600% due 09/15/39 11 10
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 274
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 408
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 345
Chevron Corp.
1.554% due 05/11/25 313 297
0.687% due 08/12/25 336 309
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 1,500 1,418
6.125% due 04/01/30 (Þ) 340 280
5.250% due 05/15/30 (Þ) 200 175
4.750% due 02/15/31 (Þ) 294 249
Citigroup, Inc.
6.125% due 08/25/36 237 259
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 700
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 126
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 179

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
248 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 04/15/30 (Þ) 600 548
CNH Industrial Capital LLC
1.950% due 07/02/23 329 324
Coca-Cola Co. (The)
2.900% due 05/25/27 295 288
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 261
3.625% due 10/01/31 (Þ) 272 201
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 287
6.250% due 07/01/25 (Þ) 771 779
8.125% due 07/01/27 (Þ) 507 530
Comcast Corp.
3.700% due 04/15/24 314 317
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 214
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 299
Condor Merger Sub, Inc.
7.375% due 02/15/30 (Þ) 967 865
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 187 178
6.500% due 10/15/28 (Þ) 136 128
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 422
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 272
Continental Wind LLC
6.000% due 02/28/33 (Þ) 69 74
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 311 276
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 281
Costco Wholesale Corp.
2.750% due 05/18/24 316 315
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 871
Covanta Holding Corp.
5.000% due 09/01/30 331 299
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 279
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,050
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 239
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 217
Crown Castle International Corp.
3.200% due 09/01/24 299 297
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 568
Curo Group Holdings Corp.
7.500% due 08/01/28 (Þ) 319 266
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 270
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 533 516
5.750% due 02/15/28 (Þ) 402 377
Danaher Corp.
4.375% due 09/15/45 271 260
DCP Midstream Operating, LP
8.125% due 08/16/30 289 340
6.450% due 11/03/36 (Þ) 83 93
6.750% due 09/15/37 (Þ) 101 113
5.600% due 04/01/44 165 158
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 275 272
Delta Air Lines, Inc.
2.900% due 10/28/24 799 762
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 220
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 320 310
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,834
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 202
5.750% due 12/01/28 (Þ) 284 254
Series WI
5.875% due 11/15/24 100 97
7.750% due 07/01/26 560 527
7.375% due 07/01/28 225 197
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 812
DPL, Inc.
Series WI
4.350% due 04/15/29 148 135
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 168
Duke Energy Corp.
0.900% due 09/15/25 339 310
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 214
Embarq Corp.
7.995% due 06/01/36 292 263
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 839 712
Enact Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 08/15/25 (Þ) 225 224
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 240
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 78 77
4.150% due 06/01/25 164 159
4.850% due 07/15/26 574 558
5.600% due 04/01/44 523 432
5.050% due 04/01/45 89 69
5.450% due 06/01/47 240 194
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 277
EPR Properties Co.
4.750% due 12/15/26 309 303
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 162
6.500% due 07/01/27 (Þ) 268 271
4.500% due 01/15/29 (Þ) 217 195
4.750% due 01/15/31 (Þ) 195 174
Series 10Y
5.500% due 07/15/28 358 342
Series 30Y
6.500% due 07/15/48 324 298
Equities Corp.
7.000% due 02/01/30 129 143
Exelon Corp.
Series WI
3.950% due 06/15/25 307 309
Exxon Mobil Corp.
2.992% due 03/19/25 312 309
Fifth Third Bancorp
4.300% due 01/16/24 308 312
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 487 436
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,605 1,558
Series C
4.850% due 07/15/47 161 150
3.400% due 03/01/50 131 98
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 350 349
Ford Holdings LLC
9.300% due 03/01/30 308 366
Ford Motor Co.
4.346% due 12/08/26 1,081 1,038
4.750% due 01/15/43 349 281
7.400% due 11/01/46 90 97
5.291% due 12/08/46 589 506
Ford Motor Credit Co. LLC
3.021% due 03/06/24 900 940
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.664% due 09/08/24 625 604
4.687% due 06/09/25 868 851
4.134% due 08/04/25 200 192
3.375% due 11/13/25 586 563
4.542% due 08/01/26 540 516
4.125% due 08/17/27 327 303
5.113% due 05/03/29 806 764
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 273
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 942 859
6.000% due 01/15/30 (Þ) 153 133
Series E
6.860% due 02/01/28 350 345
FS KKR Capital Corp.
4.125% due 02/01/25 276 271
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 343
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 752
GE Capital Funding LLC
Series WI
4.550% due 05/15/32 251 252
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 300 297
General Dynamics Corp.
3.250% due 04/01/25 300 299
General Electric Co.
Series MTNA
6.750% due 03/15/32 66 77
General Mills, Inc.
3.700% due 10/17/23 154 155
General Motors Co.
5.400% due 10/02/23 304 312
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 415
6.500% due 10/01/25 711 675
8.000% due 01/15/27 367 360
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 403
Genworth Holdings, Inc.
4.800% due 02/15/24 55 55
6.500% due 06/15/34 251 234
Georgia Power Co.
5.400% due 06/01/40 58 60
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,135 1,173
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 292 294
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 323 290
Global Partners, LP / GLP Finance Corp.
Series WI

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
250 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 01/15/29 282 275
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 254
Golub Capital BDC, Inc.
3.375% due 04/15/24 312 306
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 329
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 438
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 274
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 173
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 267
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 982
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 320
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 545
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 438
HCA, Inc.
5.875% due 05/01/23 228 235
7.690% due 06/15/25 74 80
4.500% due 02/15/27 175 176
5.625% due 09/01/28 3,500 3,617
7.500% due 11/15/95 46 53
Hecla Mining Co.
7.250% due 02/15/28 750 757
Hertz Corp. (The)
5.000% due 12/01/29 (Þ) 424 371
Hexcel Corp.
4.700% due 08/15/25 417 422
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 12
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 566
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 349
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 270
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 235
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 318
Home Depot, Inc. (The)
2.500% due 04/15/27 311 296
Honeywell International, Inc.
3.350% due 12/01/23 320 323
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howmet Aerospace, Inc.
5.125% due 10/01/24 275 280
5.900% due 02/01/27 426 437
5.950% due 02/01/37 108 109
HSBC Holdings PLC
7.200% due 07/15/97 173 224
HUB International, Ltd.
7.000% due 05/01/26 (Þ) 216 214
Humana, Inc.
8.150% due 06/15/38 188 249
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 315 261
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 819
6.250% due 05/15/26 888 881
5.250% due 05/15/27 792 740
iHeartCommunications, Inc.
8.375% due 05/01/27 800 792
International Business Machines Corp.
3.375% due 08/01/23 315 318
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 235
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 258
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 410
iStar, Inc.
4.250% due 08/01/25 248 236
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 841
JBS Investments II GmbH
3.625% due 01/15/32 (Þ) 653 557
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,077
6.500% due 04/15/29 (Þ) 1,299 1,344
5.500% due 01/15/30 (Þ) 668 660
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š)(Æ)(Ø) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 609 567
JPMorgan Chase & Co.
3.797% due 07/23/24 (USD 3 Month
LIBOR + 0.890%)(Ê) 311 312
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 318
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 242
L Brands, Inc.
6.950% due 03/01/33 140 133
6.750% due 07/01/36 152 147

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 11/01/35 782 764
Laboratory Corp. of America Holdings
3.250% due 09/01/24 308 306
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 247
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 330
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 321
Las Vegas Sands Corp.
3.200% due 08/08/24 279 268
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 996
5.125% due 07/15/29 (Þ) 735 669
Lennar Corp.
4.500% due 04/30/24 306 311
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 485 456
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 254
Loews Corp.
6.000% due 02/01/35 169 190
Lowe's Cos., Inc.
3.875% due 09/15/23 308 311
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 219
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 149
6.125% due 03/15/32 (Þ) 177 164
4.500% due 12/15/34 253 197
4.300% due 02/15/43 218 150
Magic Mergeco, Inc.
7.875% due 05/01/29 (Þ) 364 287
Main Street Capital Corp.
5.200% due 05/01/24 174 176
Markel Corp.
5.000% due 04/05/46 161 161
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 308 312
Match Group, Inc.
4.625% due 06/01/28 (Þ) 373 348
Mattel, Inc.
6.200% due 10/01/40 337 350
5.450% due 11/01/41 61 61
McDonald's Corp.
5.700% due 02/01/39 237 263
Medtronic, Inc.
Series WI
3.500% due 03/15/25 306 307
Merck & Co., Inc.
5.750% due 11/15/36 231 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MGIC Investment Corp.
5.250% due 08/15/28 288 270
Microsoft Corp.
3.125% due 11/03/25 296 296
Mid-America Apartments, LP
3.750% due 06/15/24 313 315
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 354
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 754
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 162
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 305 296
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 661
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 752 695
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 276
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 430
ModivCare, Inc.
5.000% due 10/01/29 (Þ) 259 227
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 171
3.875% due 11/15/30 (Þ) 360 325
3.875% due 05/15/32 (Þ) 750 658
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 240 234
1.500% due 05/04/25 314 297
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 233
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 314 274
5.250% due 10/01/29 (Þ) 469 408
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 321
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 322
Murphy Oil Corp.
6.375% due 07/15/28 272 277
7.050% due 05/01/29 107 111
4.750% due 09/15/29 317 300
5.875% due 12/01/42 564 509
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 766 781
Series WI
5.750% due 02/01/25 122 117
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 343
Navient Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
252 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 03/15/27 243 221
Series MTN
5.625% due 08/01/33 79 62
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 975
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 317
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 420
9.750% due 07/15/28 (Þ) 575 565
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 282
Newell Brands, Inc.
4.200% due 04/01/26 1,029 1,021
5.375% due 04/01/36 76 73
5.500% due 04/01/46 133 124
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 224
News Corp.
3.875% due 05/15/29 (Þ) 330 298
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 704 663
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 238 277
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 339
NIKE, Inc.
2.750% due 03/27/27 254 245
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 284
Nordstrom, Inc.
4.000% due 03/15/27 102 95
4.375% due 04/01/30 102 89
5.000% due 01/15/44 682 565
Northrop Grumman Corp.
3.250% due 08/01/23 320 321
Northwest Fibers, Inc.
4.750% due 04/30/27 (Þ) 244 222
6.000% due 02/15/28 (Þ) 241 202
10.750% due 06/01/28 (Þ) 501 514
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 75
3.875% due 08/15/31 (Þ) 84 72
NRG Energy, Inc.
3.875% due 02/15/32 (Þ) 326 272
Occidental Petroleum Corp.
6.950% due 07/01/24 200 210
2.900% due 08/15/24 380 371
5.875% due 09/01/25 509 523
6.375% due 09/01/28 415 436
3.500% due 08/15/29 939 877
6.125% due 01/01/31 626 658
6.450% due 09/15/36 1,723 1,869
4.300% due 08/15/39 323 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.200% due 03/15/40 640 663
6.600% due 03/15/46 468 510
4.100% due 02/15/47 609 507
Oceaneering International, Inc.
6.000% due 02/01/28 452 420
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 207
Series 144a
4.250% due 10/01/28 (Þ) 466 412
ONEOK Partners, LP
6.650% due 10/01/36 260 277
Oracle Corp.
4.000% due 11/15/47 233 181
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 283
OT Merger Corp.
7.875% due 10/15/29 (Þ) 466 396
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 341
4.250% due 01/15/29 (Þ) 197 171
4.625% due 03/15/30 (Þ) 146 131
Ovintiv, Inc.
5.150% due 11/15/41 300 297
Owl Rock Capital Corp.
3.750% due 07/22/25 315 302
Pactiv LLC
7.950% due 12/15/25 200 196
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 318 290
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 266 199
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 377 364
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 98
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 251
PepsiCo, Inc.
2.250% due 03/19/25 305 298
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 353
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 93 83
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 930
7.750% due 02/25/29 (Þ) 1,000 995
PG&E Corp.
5.250% due 07/01/30 500 454
Philip Morris International, Inc.
2.875% due 05/01/24 297 296
PIC AU Holdings LLC / PIC AU
Holdings Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.000% due 12/31/24 (Þ) 546 564
Pike Corp.
5.500% due 09/01/28 (Þ) 469 426
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 361 364
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 652 525
PNC Financial Services Group, Inc.
(The)
3.500% due 01/23/24 311 313
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 800 740
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 707 687
Prime Security Services Borrower LLC /
Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 314
Procter & Gamble Co. (The)
2.850% due 08/11/27 304 298
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 680
Progress Energy, Inc.
7.750% due 03/01/31 135 164
Prospect Capital Corp.
3.364% due 11/15/26 329 294
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 274 269
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 298
Radian Group, Inc.
4.500% due 10/01/24 237 231
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 1,483
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 239 237
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 313 314
Regions Financial Corp.
7.375% due 12/10/37 183 230
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 559 482
Republic Services, Inc.
3.375% due 11/15/27 290 281
Retail Properties of America, Inc.
4.000% due 03/15/25 276 273
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 308
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 161
Rockcliff Energy II LLC
5.500% due 10/15/29 (Þ) 256 248
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 03/01/31 (Þ) 326 275
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 595
6.875% due 04/15/40 (Þ) 150 142
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 280
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 308 283
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 404
Safeway, Inc.
7.250% due 02/01/31 452 471
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 105
Series WI
3.244% due 10/05/26 149 142
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 345
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 357 313
Seagate HDD Cayman
4.750% due 06/01/23 579 582
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 345
6.875% due 07/15/33 (Þ) 200 219
Service Properties Trust
4.500% due 06/15/23 104 101
4.650% due 03/15/24 273 257
7.500% due 09/15/25 375 374
4.950% due 02/15/27 73 63
5.500% due 12/15/27 186 169
3.950% due 01/15/28 77 61
4.950% due 10/01/29 109 87
4.375% due 02/15/30 122 94
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 270
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 126 126
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 286
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 562 518
3.875% due 09/01/31 (Þ) 627 530
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 220 189
4.875% due 11/15/31 (Þ) 126 108
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 449
Southern Power Co.
4.150% due 12/01/25 299 302
Southwestern Energy Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
254 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/01/32 121 114
Spectra Energy Partners, LP
3.375% due 10/15/26 274 267
Spirit AeroSystems, Inc.
3.950% due 06/15/23 123 120
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,702
8.750% due 03/15/32 762 968
Sprint Corp.
7.625% due 03/01/26 269 292
Series WI
7.875% due 09/15/23 1,207 1,267
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 262
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 692
10.750% due 04/15/27 (Þ) 839 743
Starbucks Corp.
2.000% due 03/12/27 310 285
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 211
Series WI
4.750% due 03/15/25 121 119
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 297
Suburban Propane Partners, LP/
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 141
Sugarhouse HSP Gaming Prop Mezz, LP
/ Sugarhouse HSP Gaming Finance
Corp.
5.875% due 05/15/25 (Þ) 583 571
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 271 284
Sylvamo Corp.
7.000% due 09/01/29 (Þ) 559 539
Synchrony Financial
3.700% due 08/04/26 214 205
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 238
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 331 318
TCI Communications, Inc.
7.875% due 02/15/26 144 163
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 242
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 303
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 490
6.125% due 10/01/28 (Þ) 688 660
6.875% due 11/15/31 139 144
Terrier Media Buyer, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.875% due 12/15/27 (Þ) 1,154 1,128
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 276
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 260
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 87 84
Time Warner Cable LLC
6.750% due 06/15/39 202 215
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 259
T-Mobile USA, Inc.
2.625% due 04/15/26 457 424
4.750% due 02/01/28 138 136
Series WI
1.500% due 02/15/26 328 299
Townsquare Media, Inc.
6.875% due 02/01/26 (Þ) 891 887
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 245 255
6.250% due 03/15/26 (Þ) 1,147 1,142
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 46 44
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 44 42
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 417
7.500% due 01/15/26 (Þ) 202 165
8.000% due 02/01/27 (Þ) 326 258
7.500% due 04/15/31 308 205
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 1,073 1,054
Trinity Industries, Inc.
4.550% due 10/01/24 268 266
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 402 387
Series WI
7.750% due 08/15/25 966 939
TWDC Enterprises 18 Corp.
2.950% due 06/15/27 301 290
Twilio, Inc.
3.875% due 03/15/31 350 301
Twitter, Inc.
5.000% due 03/01/30 (Þ) 602 615
Tyson Foods, Inc.
4.875% due 08/15/34 265 271
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 225
Under Armour, Inc.
3.250% due 06/15/26 458 421
Unifrax Escrow Issuer Corp.
7.500% due 09/30/29 (Þ) 198 162
United Airlines, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/15/26 (Þ) 187 181
4.625% due 04/15/29 (Þ) 195 179
United Parcel Service, Inc.
2.800% due 11/15/24 311 309
United Rentals NA, Inc.
3.875% due 02/15/31 445 392
United States Steel Corp.
6.650% due 06/01/37 188 184
UnitedHealth Group, Inc.
3.750% due 07/15/25 294 297
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.875% due 02/15/25 (Þ) 31 32
6.500% due 02/15/29 (Þ) 362 312
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 241
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 622 624
Unum Group
5.750% due 08/15/42 237 236
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 353
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 341 299
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 215
4.125% due 08/15/31 (Þ) 567 514
3.875% due 11/01/33 (Þ) 470 409
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 1,023
Verizon Communications, Inc.
Series WI
2.355% due 03/15/32 267 224
VICI Properties, LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 318
4.125% due 08/15/30 258 262
Vistra Operations Co. LLC
5.000% due 07/31/27 (Þ) 443 422
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 274
Wachovia Corp.
5.500% due 08/01/35 255 267
Wal-Mart Stores, Inc.
5.875% due 04/05/27 268 298
Walt Disney Co. (The)
3.700% due 03/23/27 287 287
Warrior Met Coal, Inc.
7.875% due 12/01/28 (Þ) 299 313
Weatherford International, Ltd.
6.500% due 09/15/28 (Þ) 259 262
Webster Financial Corp.
4.100% due 03/25/29 254 251
Wells Fargo & Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 08/26/36 243 270
3.900% due 05/01/45 264 237
Western Gas Partners, LP
5.500% due 08/15/48 25 22
Western Midstream Operating, LP
5.450% due 04/01/44 215 196
5.250% due 02/01/50 566 499
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 238
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 287
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 259
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 191
Xerox Corp.
6.750% due 12/15/39 118 110
XPO CNW, Inc.
6.700% due 05/01/34 251 258
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 270 276
Yum! Brands, Inc.
3.625% due 03/15/31 458 394
6.875% due 11/15/37 92 97
201,653
International Debt - 25.3%
1011778 B.C. Unltd. Liability Co. / New
Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 410
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 267
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 238
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 515
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 175
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 622
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,158
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 211
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 279
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 754
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 230
Altice France Holding SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
256 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 07/15/29 (Þ) 324 274
Series 144a
6.000% due 02/15/28 (Þ) 262 216
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 294 295
Apidos CLO XXXI
Series 2021-31A Class CR
2.944% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,126
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,555
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 86
0.750% due 07/09/30 (~)(Ê) 976 306
1.500% due 07/09/35 (~)(Ê) 1,418 405
3.875% due 01/09/38 (~)(Ê) 2,284 820
Aston Martin Capital Holdings, Ltd.
10.500% due 11/30/25 (Þ) 600 604
AstraZeneca PLC
3.375% due 11/16/25 295 294
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 259
Avation Capital SA
6.500% due 10/31/26 (Þ) 309 256
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 184 184
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,129
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 324 305
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 501
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 387
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 232
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 345
Banco Santander Chile
2.700% due 01/10/25 (Þ) 247 237
Banco Santander SA
2.749% due 12/03/30 331 273
Bancolombia SA
3.000% due 01/29/25 322 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 206
Bank of Montreal
Series MTN
0.400% due 09/15/23 335 324
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 254
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 278
Barclays PLC
4.950% due 01/10/47 241 236
Barings CLO, Ltd.
Series 2021-1A Class D
4.084% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 959
2.241% due 10/15/36 (USD 3 Month
LIBOR + 2.000%)(Ê)(Þ) 2,000 1,971
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 515 358
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 310 312
3.375% due 10/08/24 (Þ) 292 289
BBVA Banco Continental SA
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 315 317
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 300 302
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
3.213% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 487
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 986
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 305 303
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 307 311
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 484
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 241
Bombardier, Inc.
7.875% due 04/15/27 (Þ) 291 271
7.450% due 05/01/34 (Þ) 115 109
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 316
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 525 526

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc.
4.000% due 01/15/25 292 295
Brookfield Finance, Inc.
4.700% due 09/20/47 236 223
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 302
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 294
Canadian National Railway Co.
6.900% due 07/15/28 251 291
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 248
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 236
Carlyle Global Market Strategies CLO,
Ltd.
3.200% due 10/15/34 1,000 970
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 489
Carlyle US CLO, Ltd.
Series 2021-8A Class D
4.244% due 10/15/34 (USD 3 Month
LIBOR + 3.200%)(Ê)(Þ) 1,650 1,615
Carnival Corp.
6.000% due 05/01/29 (Þ) 454 407
1.000% due 10/28/29 EUR 300 219
Series REGS
7.625% due 03/01/26 EUR 200 211
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 274
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 241
CEZ AS
Series REGS
5.625% due 04/03/42 383 403
China Evergrande Group
9.500% due 03/29/24 (Æ)(Ø) 500 56
8.750% due 06/28/25 (Æ)(Ø) 346 38
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 499
Series 2021-4RA Class BR
3.344% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 492
CIFC LLC
Series 2021-2A Class CR
3.144% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 990
CNH Industrial NV
4.500% due 08/15/23 307 311
Colombia Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 04/25/27 300 272
7.375% due 09/18/37 1,000 1,030
6.125% due 01/18/41 600 530
5.000% due 06/15/45 500 371
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 542
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 385
Commonwealth Bank of Australia
4.316% due 01/10/48 (Þ) 281 254
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 827
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 727 742
Series 144a
5.625% due 10/15/28 (Þ) 995 920
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 416 446
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 318
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,903
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 298
4.375% due 03/17/25 (Þ) 283 282
Credit Suisse Group AG
4.207% due 06/12/24 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 317 318
Series FXD
0.520% due 08/09/23 336 325
Danone SA
2.589% due 11/02/23 (Þ) 277 275
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 335 297
Deutsche Bank AG
3.700% due 05/30/24 258 259
4.500% due 04/01/25 555 545
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 453
Series 1254
4.100% due 01/13/26 255 252
Series E
0.962% due 11/08/23 331 319
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 309
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 942 94
Diebold Nixdorf, Inc. BV

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
258 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.000% due 07/15/25 EUR 200 187
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,314
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 967
6.850% due 01/27/45 (Þ) 750 675
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 479
Ecopetrol SA
7.375% due 09/18/43 851 775
5.875% due 05/28/45 101 79
Ecuador Government International Bond
5.500% due 07/31/30 (~)(Ê)(Þ) 475 385
8.408% due 07/31/30 (Þ) 107 58
2.500% due 07/31/35 (~)(Ê)(Þ) 1,614 1,009
1.500% due 07/31/40 (~)(Ê)(Þ) 461 250
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 451
6.875% due 04/30/40 (Þ) 2,000 1,421
8.700% due 03/01/49 (Þ) 750 548
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 712
7.650% due 06/15/35 498 190
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 339 336
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 251
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)(ƒ) 534 539
Series .
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)(ƒ) 362 366
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 528
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 406
Enbridge, Inc.
3.700% due 07/15/27 167 163
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 223
Eni SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series X-R
4.000% due 09/12/23 (Þ) 311 313
Equinor ASA
2.650% due 01/15/24 316 314
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 192
Series REGS
7.125% due 02/11/25 2,511 2,394
8.450% due 08/10/28 402 386
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 685
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 200
Series REGS
3.375% due 08/05/26 200 192
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 249
Falabella SA
3.375% due 01/15/32 (Þ) 334 291
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 247 214
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 177
6.875% due 03/01/26 (Þ) 366 367
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 340
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 300 303
2.330% due 11/25/25 EUR 242 242
2.386% due 02/17/26 EUR 525 520
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 352 356
Franshion Brilliant, Ltd.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 389
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 267
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 260
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 881 748
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 416
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 540
10.750% due 10/14/30 (Þ) 250 246
GlaxoSmithKline Capital PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.534% due 10/01/23 335 325
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,714
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 284
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 258
Grifols Escrow Issuer SA
Series 144a
4.750% due 10/15/28 (Þ) 254 232
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 308 309
Hana Bank
4.375% due 09/30/24 (Þ) 305 309
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 1,018
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,392
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 333 324
HSBC Holdings PLC
6.500% due 05/02/36 228 253
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 200 189
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 495
Huarong Finance 2019 Co., Ltd.
Series GMTN
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.979%)(Ê)(ƒ) 500 449
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 297
Indonesia Asahan Aluminium (Persero)
PT
Series REGS
6.757% due 11/15/48 200 209
ING Bank NV
5.800% due 09/25/23 (Þ) 307 315
ING Groep NV
4.100% due 10/02/23 316 319
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 834 683
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 324 301
International Airport Finance SA
Series REGS
12.000% due 03/15/33 766 800
International Bank of Azerbaijan OJSC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 09/01/24 200 190
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 744 726
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 227
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 419
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 750 724
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 273
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 190
7.375% due 10/10/47 1,500 1,306
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 135
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 672
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 332
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 300
Kenya Government International Bond
8.250% due 02/28/48 200 153
Series REGS
6.875% due 06/24/24 1,000 964
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,322 396
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 490 476
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 489
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø) 500 57
Lloyds Banking Group PLC
4.650% due 03/24/26 283 284
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 247
Magnum Holdings, Inc.
5.375% due 10/31/26 (Þ) 415 396

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
260 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 206
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 533
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 310
Mclaren Finance PLC
7.500% due 08/01/26 (Þ) 200 192
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 812
Meituan
2.125% due 10/28/25 (Þ) 276 245
Methanex Corp.
5.250% due 12/15/29 527 501
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 179
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 71 72
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 314 317
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 1,241 891
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 219
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,105
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 412
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 592
7.500% due 01/15/28 (Þ) 213 204
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 351 380
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ) 200 202
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 490
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
3.013% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 494
Series 2021-44A Class D
3.894% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 769
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 443
nogaholding Sukuk, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.250% due 04/08/29 247 252
Nokia OYJ
4.375% due 06/12/27 310 301
6.625% due 05/15/39 126 145
Nomura Holdings, Inc.
1.653% due 07/14/26 333 299
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 314 316
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 331 316
NYACK Park CLO, Ltd.
Series 2021-1A Class D
3.863% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,448
Oaktree CLO, Ltd.
4.294% due 07/15/34 (~)(Ê)(Þ) 1,000 978
Series 2021-1A Class ER
7.554% due 07/15/34 (USD 3 Month
LIBOR + 6.510%)(Ê)(Þ) 250 233
OCP CLO, Ltd.
Series 2022-24A Class C
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 500
OCP SA
Series REGS
4.500% due 10/22/25 343 343
6.875% due 04/25/44 200 193
6.875% due 04/25/44 326 314
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 240
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 492
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 975 1,025
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 (~)(Ê) 200 10
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 EUR 310 291
5.375% due 10/01/29 EUR 170 151
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 589
5.625% due 01/17/28 500 501
6.500% due 03/08/47 500 457
6.750% due 01/17/48 600 562
OmGrid Funding, Ltd.
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.196% due 05/16/27 516 505
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 332
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 341 303
OQ SAOC
Series REGS
5.125% due 05/06/28 645 626
Oschadbank Via SSB #1 PLC
7.293% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 700 251
9.625% due 03/20/25 (~)(Ê)(Þ) 218 98
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 307 311
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 207
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 1,700 1,220
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,100 707
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,229
Series 2021-4A Class D
3.994% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,378
Palmer Square Loan Funding, Ltd.
Series 2021-4A Class B
2.794% due 10/15/29 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 2,000 1,976
Panasonic Corp.
2.679% due 07/19/24 (Þ) 318 311
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 543
Perrigo Finance Unlimited Co.
3.900% due 12/15/24 781 768
Pertamina Persero PT
Series REGS
6.450% due 05/30/44 1,700 1,814
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 245 245
Petrobras Global Finance BV
6.875% due 01/20/40 228 226
6.850% due 06/05/15 1,597 1,407
Petrofac, Ltd.
Series REGS
9.750% due 11/15/26 690 645
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø) 1,000 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.000% due 05/16/24 (Æ)(Ø) 8,000 516
6.000% due 11/15/26 (Æ)(Ø) 3,986 257
5.500% due 04/12/37 (Æ)(Ø) 2,150 132
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,250 908
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,080
6.500% due 06/02/41 650 484
5.500% due 06/27/44 1,000 685
Series REGS
6.625% due 09/29/49 1,172 811
Series WI
6.700% due 02/16/32 118 102
5.625% due 01/23/46 1,000 686
6.750% due 09/21/47 962 695
7.690% due 01/23/50 1,800 1,406
6.950% due 01/28/60 1,050 761
Petronas Capital, Ltd.
Series REGS
4.550% due 04/21/50 1,000 1,014
Popular, Inc.
6.125% due 09/14/23 262 268
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 381
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 663
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 478
Prosus NV
3.680% due 01/21/30 (Þ) 254 214
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 334 139
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 434
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 322
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 471
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 305 306
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 183
Republic of Nigeria Government
International Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.696% due 02/23/38 250 188
Republic of Turkey Government
International Bond
8.600% due 09/24/27 300 303
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 106 92
4.625% due 04/06/31 (Þ) 101 86
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 147 140
Rogers Communications, Inc.
4.100% due 10/01/23 316 320
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 583
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 24
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 219
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 945 901
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 148 150
4.796% due 11/15/24 (USD 3 Month
LIBOR + 1.570%)(Ê) 307 311
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,437
Series REGS
4.625% due 10/04/47 250 244
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 301 292
4.375% due 04/16/49 400 378
4.375% due 04/16/49 (Þ) 200 189
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 472
5.500% due 04/08/44 51 53
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 524
Scenery Journey, Ltd.
13.750% due 11/06/23 (Æ)(Ø) 400 45
Seagate HDD Cayman
4.875% due 06/01/27 276 269
5.750% due 12/01/34 271 255
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 590
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 199
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 325 322
Silver Creek CLO, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 248
Sirius International Group Ltd.
4.600% due 11/01/26 (Þ) 318 305
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 306
Sky, Ltd.
3.750% due 09/16/24 (Þ) 303 304
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 270
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 492
Southern Copper Corp.
3.875% due 04/23/25 295 293
Sri Lanka Government International
Bond
7.550% due 03/28/30 (~)(Ê)(Þ) 500 210
Series REGS
6.850% due 03/14/24 (~)(Ê) 200 84
6.825% due 07/18/26 (~)(Ê) 1,300 557
6.200% due 05/11/27 (~)(Ê) 200 84
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 178
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 482
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 329
State Bank of India
4.875% due 04/17/24 (Þ) 262 267
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 573
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 217 198
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 500
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 305 310
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 325 296
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 292
TCW Group, Inc. (The)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2A Class D
3.508% due 07/25/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,500 1,471
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 215
6.375% due 11/15/33 600 524
6.000% due 09/30/34 260 222
7.721% due 06/04/38 331 311
Telesat Canada / Telesat LLC
5.625% due 12/06/26 (Þ) 417 298
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 261
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 874 797
Total Capital International SA
3.700% due 01/15/24 308 310
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 260 259
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 468 458
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 480
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 454 403
Tsinghua Unic, Ltd.
6.500% due 01/31/28 (Æ)(Ø) 450 270
Turkey Government International Bond
7.375% due 02/05/25 600 597
5.875% due 06/26/31 1,000 827
6.750% due 05/30/40 1,000 828
4.875% due 04/16/43 500 339
6.625% due 02/17/45 2,000 1,586
5.750% due 05/11/47 700 499
Turkiye Ihracat Kredi Bankasi AS
Series REGS
6.125% due 05/03/24 627 610
5.750% due 07/06/26 249 226
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 56
Series REGS
7.253% due 03/15/33 2,700 851
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 652 170
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 325 296
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 207
Unilever Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 09/14/23 334 323
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 817
Vale Overseas, Ltd.
6.250% due 08/10/26 263 277
Vale SA
5.625% due 09/11/42 600 583
Venture 33 CLO, Ltd.
3.324% due 07/15/31 (~)(Ê)(Þ) 1,000 968
Videotron, Ltd.
5.375% due 06/15/24 (Þ) 326 329
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 686 724
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)(Š) 714 —
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 894 885
Woori Bank
4.750% due 04/30/24 (Þ) 307 313
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 314
175,760
Mortgage-Backed Securities - 13.4%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 141 138
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 929
Series 2017-BNK5 Class XA
Interest Only STRIPS
1.217% due 06/15/60 (~)(Ê) 5,398 198
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 116
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,577 137
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 666
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,952 156
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 747
BX Commercial Mortgage Trust
Series 2021-IRON Class E

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 557
BX Trust
Series 2022-VAMF Class F
3.359% due 01/15/39 (SOFR 30 Day
Average + 3.299%)(Ê)(Þ) 1,500 1,461
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 281
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 599
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
0.000% due 08/29/29 (Þ) 4,500 2,765
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 2,780 227
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIPS
0.873% due 12/10/54 (~)(Ê) 15,706 418
CGDB Commercial Mortgage Trust
3.104% due 11/15/36 1,260 1,214
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 88 84
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 565 540
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 160 153
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 461 443
CIM Commercial Trust Corp.
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 823 716
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 409 356
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 297 295
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 66 65
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 470 449
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 305
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 89
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 177
Series 2018-C6 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.235% due 11/10/51 (~)(Ê)(Þ) 410 384
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,258 125
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 632 551
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 538 468
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 144
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 226
Series 2016-CD1 Class XA
Interest Only STRIPS
1.532% due 08/10/49 (~)(Ê) 7,072 313
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 762
Series 2017-COR2 Class XA
Interest Only STRIPS
1.321% due 09/10/50 (~)(Ê) 4,964 247
Series 2020-CBM Class F
3.754% due 02/10/37 1,500 1,339
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 651
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 90
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 839
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 942
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 781 777
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 269 263
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 500 495
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 289 304
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 384 402
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 619 624

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 162 162
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 597 599
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 218 218
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 500 459
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 237 237
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 142 134
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 464 451
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 113 112
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 566 569
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,003
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 383 385
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,000 979
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 981
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (~)(Ê)(Þ) 1,000 982
FREMF Mortgage Trust
Series 2016-K57 Class D
1.067% due 08/25/49 (Þ) 1,450 1,085
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 15,303 47
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 13
Series 2016-K60 Class D
1.166% due 12/25/49 (Þ) 377 274
Series 2017-K64 Class D
1.170% due 05/25/50 (Þ) 8,693 6,271
Series 2019-KG01 Class C
7.372% due 05/25/29 (Þ) 400 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,101 20
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK32
1.000% due 10/27/46 (~)(Ê)(Þ) 1,500 1,331
Series 2018-C1 Class CK43
1.000% due 02/27/48 (~)(Ê)(Þ) 200 172
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
2.435% due 10/27/28 (Þ) 415 333
0.000% due 11/29/50 (Þ) 1,500 1,179
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 595
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 861
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,091
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 618
Series 2021-FRR2 Class 2C
0.000% due 10/27/28 (Þ) 316 270
Series 2021-FRR2 Class A
0.000% due 10/27/28 (Þ) 312 249
Series 2021-FRR2 Class BK
0.000% due 10/27/28 (Þ) 266 174
Series 2021-FRR2 Class BK44
2.071% due 10/27/28 (Þ) 370 328
Series 2021-FRR2 Class C
0.000% due 10/27/28 (Þ) 316 263
Series 2021-FRR2 Class CK44
2.891% due 10/27/28 (Þ) 384 319
Series 2021-FRR2 Class CK49
1.079% due 10/27/28 (Þ) 313 266
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 525
Series 2022-FRR3 Class BK61
0.000% due 01/29/52 (Þ) 433 345
Series 2022-FRR3 Class BK89
0.000% due 01/29/52 (Þ) 472 333
Series 2022-FRR3 Class C728
0.000% due 01/29/52 (Þ) 246 218
Series 2022-FRR3 Class CK47
0.000% due 01/29/52 (Þ) 251 215
Series 2022-FRR3 Class CK61
0.000% due 01/29/52 (Þ) 304 230
Series 2022-FRR3 Class CK71
1.411% due 01/29/52 (~)(Ê)(Þ) 212 161
Series 2022-FRR3 Class CK89
0.000% due 01/29/52 (Þ) 247 164
Series 2022-FRR3 Class D728
0.000% due 01/29/52 (Þ) 246 212

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR3 Class DK27
0.000% due 01/29/52 (Þ) 333 322
Series 2022-FRR3 Class DK41
0.000% due 01/29/52 (Þ) 199 174
Series 2022-FRR3 Class DK47
0.000% due 01/29/52 (Þ) 251 210
Series 2022-FRR3 Class EK27
0.000% due 01/29/52 (Þ) 83 79
Series 2022-FRR3 Class EK41
0.000% due 01/29/52 (Þ) 132 111
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 710
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 67
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 2,402 135
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 939 923
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 943 859
Series 2021-GSA3 Class E
2.250% due 12/15/54 (Þ) 1,500 944
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 974 847
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 871 758
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 391 325
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 663
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 908 790
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,113 969
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 494 398
Series 2022-NQM1 Class A4
4.000% due 05/25/62 (~)(Ê)(Þ) 926 894
Imperial Fund Mortgage Trust
Series 2021-NQM4 Class M1
3.446% due 01/25/57 (~)(Ê)(Þ) 1,500 1,316
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 500 498
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 290
JPMorgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 925
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 117 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 850
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 917
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 263
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 422
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 88
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 524
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,705 71
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 323
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 311
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 959
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 843 804
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 110 110
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 819 744
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 271 257
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 48 47
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 41 41
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 377 346
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 76 73
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 674 688
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 178 176
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 183 174
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 411 390
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 433 397
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 206 192
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 343 299
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 250 217

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 500 448
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 920 879
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 546
Merit 2020
Series 2022-MHIL Class F
3.309% due 01/15/27 (SOFR 30 Day
Average + 3.259%)(Ê)(Þ) 1,500 1,440
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,465
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 229
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 262
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIPS
4.193% due 09/15/47 (Þ) 125 6
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,994 101
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 298
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,297 437
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,544 216
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,507 123
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 110
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 145 139
Series 2022-NQM4
3.900% due 04/25/62 1,100 1,064
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 253 241
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 259
Sequoia Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 65 61
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 1,091 1,053
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 83 83
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,980
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 74
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 109
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 886 772
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 914
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 330 329
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 229 210
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 4,387 90
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 471
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 5,025 238
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 300
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,080 172
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 23 22
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 188 177
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 298 284
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 812 715
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.546% due 01/27/45 (Þ) 210 201
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 717
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 855
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 293
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,848
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 173 149
93,291
Non-US Bonds - 11.7%
Accor SA
2.375% due 09/17/23 EUR 900 975
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 600 608
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 234
Air Canada Class A Pass-Through Trust
4.625% due 08/15/29 (Þ) CAD 177 125
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 EUR 335 335
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 354
ams AG
2.125% due 11/03/27 EUR 1,000 883
Anarafe SL
Series REGS
11.750% due 03/31/26 (~)(Ê) EUR 471 556
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 156
5.000% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê) EUR 200 209
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 250 236
Areva Holding SA
4.875% due 09/23/24 EUR 750 836
Argentine Republic Government
International Bond
Interest Only STRIPS
12.169% due 12/15/35 (~)(Ê) EUR 40,000 439
Atlantia SpA
1.875% due 07/13/27 EUR 200 192
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 700 778
1.875% due 09/26/29 EUR 500 474
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 207
2.625% due 05/30/27 EUR 300 300
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 200 211
Banco de Sabadell SA
1.750% due 05/10/24 EUR 500 520
1.125% due 03/27/25 EUR 400 400
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 1,150 1,169
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.550%)(Ê) EUR 720 758
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 1,300 1,296
Series ,
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.108%)(Ê) EUR 300 291
BCP V Modular Services Finance II PLC
Series REGS
4.750% due 11/30/28 EUR 265 252
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 314
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 209
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 200
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 525 498
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/27 BRL 1,400 272
10.000% due 01/01/31 BRL 1,750 326
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 400 346
4.048% due 08/05/26 EUR 700 579
5.250% due 04/15/27 EUR 650 535
Castor SpA
Series REGS
5.250% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê) EUR 238 248
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê) GBP 200 249
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 201

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGG SA
Series REGS
7.750% due 04/01/27 EUR 300 317
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,305 1,198
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 550 521
6.250% due 04/01/28 GBP 400 450
Commerzbank AG
4.000% due 03/23/26 EUR 287 305
Series eMTN
4.000% due 03/30/27 EUR 419 443
Constellation Automotive Financing PLC
Series REGS
4.875% due 07/15/27 GBP 460 497
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 300 368
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 186
Series REGS
4.875% due 08/28/25 GBP 275 332
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 751
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 314
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 872
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 347
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 EUR 475 442
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,375 1,443
Dufry One BV
0.750% due 03/30/26 CHF 200 182
3.625% due 04/15/26 CHF 750 726
3.375% due 04/15/28 EUR 150 141
EDP - Energias de Portugal SA
1.700% due 07/20/80 EUR Swap
Annual (versus 6 Month EURIBOR)
5 Year Rate EUR 300 291
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 516
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.198%)(Ê)(ƒ) EUR 400 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.970%)(Ê)(ƒ) EUR 800 712
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ) GBP 300 355
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 220
Esselunga SpA
0.875% due 10/25/23 EUR 300 314
1.875% due 10/25/27 EUR 360 371
Explorer II AS
3.375% due 02/24/25 EUR 450 423
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 750 672
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 366
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 359
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 270
Heathrow Finance PLC
4.750% due 03/01/24 (~)(Ê) GBP 100 124
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 454
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 700 599
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 945
3.928% due 09/15/26 EUR 500 537
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 200 211
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 155
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 401 372
La Banque Postale SA
3.000% due 06/09/28 EUR 600 614
Leonardo SpA
4.875% due 03/24/25 EUR 200 224
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 EUR 550 536
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 538

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 661
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 400 380
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 302
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 403
3.250% due 07/10/27 GBP 300 361
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,001
8.500% due 05/31/29 MXN 8,500 404
Monitchem HoldCo 3 SA
Series REGS
5.250% due 03/15/25 EUR 300 305
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 1,000 939
NGG Finance PLC
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 403
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.532%)(Ê) EUR 1,075 1,009
Series GBP
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê) GBP 100 126
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,215
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 694
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 326
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 100 95
Parts Europe SA
Series REGS
4.000% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê) EUR 250 262
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 751
5.375% due 10/01/29 GBP 1,135 1,363
Petroleos Mexicanos
3.625% due 11/24/25 EUR 100 100
3.750% due 04/16/26 EUR 100 98
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/21/28 EUR 350 336
Series 10.7
4.750% due 02/26/29 EUR 1,650 1,532
Quatrim SAS
Series REGS
5.875% due 01/15/24 EUR 250 257
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 603
Renault SA
1.250% due 06/24/25 EUR 600 575
1.000% due 11/28/25 EUR 504 489
2.000% due 09/28/26 EUR 200 186
1.125% due 10/04/27 EUR 500 428
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 145
Series R186
10.500% due 12/21/26 ZAR 12,500 856
Rolls-Royce PLC
0.875% due 05/09/24 EUR 400 402
3.375% due 06/18/26 GBP 380 440
1.625% due 05/09/28 EUR 340 301
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 137
RZD Capital PLC
7.900% due 10/19/24 (Æ)(Ø)(Š) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ) EUR 921 930
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 369
Schaeffler AG
1.875% due 03/26/24 EUR 499 526
2.875% due 03/26/27 EUR 200 199
Solvay Finance SA
5.425% due 11/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.700%)(Ê)(ƒ) EUR 400 433
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 253
Series REGS
5.750% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 104
8.250% due 07/31/25 GBP 100 127
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 1,216 1,272
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 744

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø) EUR 791 820
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 574
Telecom Italia SpA
7.750% due 01/24/33 EUR 364 433
5.250% due 03/17/55 EUR 800 768
Telefonica Europe BV
% due EUR 300 284
Teollisuuden Voima OYJ
2.125% due 02/04/25 EUR 740 773
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 650 634
1.875% due 03/31/27 EUR 785 696
1.625% due 10/15/28 EUR 235 193
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 267 252
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,708 2,728
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 414
TVL Finance PLC
Series REGS
6.067% due 07/15/25 (SONIA +
5.377%)(Ê) GBP 250 300
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,320
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 281
3.625% due 02/15/28 EUR 300 275
4.625% due 08/15/28 EUR 300 281
Valeo SA
3.250% due 01/22/24 EUR 900 969
1.625% due 03/18/26 EUR 200 201
Series EMTn
1.500% due 06/18/25 EUR 400 405
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 855
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 399
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/15/24 GBP 600 727
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 326
4.500% due 07/15/31 GBP 250 271
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 922 1,145
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 687
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 625 573
Wheel Bidco, Ltd.
Series REGS
6.750% due 07/15/26 GBP 374 431
WM Morrison Supermarkets, Ltd.
4.625% due 12/08/23 GBP 500 641
ZF Europe Finance BV
1.250% due 10/23/23 EUR 800 828
2.000% due 02/23/26 EUR 500 473
2.500% due 10/23/27 EUR 600 544
3.000% due 10/23/29 EUR 400 354
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 300 281
81,133
United States Government Treasuries - 0.1%
United States Treasury Notes
1.250% due 05/15/50 1,250 833
Total Long-Term Fixed Income
Investments
(cost
$657,346
) 576,314
Common Stocks - 1.2%
Consumer Discretionary - 0.0%
Charming Charlie, Inc. (Æ)(Š) 3,957,093
—
Education Management Corp. (Æ)(Š) 4,460,190
—
—
Energy - 0.2%
Tourmaline Oil Corp. 22,900
1,179
Tourmaline Oil Corp. (Æ)(Š) 255,236
199
1,378
Financial Services - 0.0%
Travelex Topco, Ltd. (Æ)(Š) 10,391
—
Materials and Processing - 0.6%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Specialty Steel Holdco, Inc. (Æ)(Š) 22
3,821
Producer Durables - 0.4%
Affinion Group, Inc. (Æ)(Š) 8,007
—
Bahia De Las Isletas SL (Æ) 4 , 636
—
Kelly Topco, Ltd. (Æ) 2,574
211
Real Alloy (Æ)(Š) 39
2,728
2,939
Technology - 0.0%
Avaya Holdings Corp. (Æ) 4
—
Total Common Stocks
(cost $6,477) 8,138
Preferred Stocks - 0.5%
Consumer Discretionary - 0.0%
Education Management Corp. (Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.5%
Sequa Corp. (Š)(Æ)
0.000% 3,503 3,503
Total Preferred Stocks
(cost $2,391) 3,503
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd. (Æ)
2025 Warrants 675 41
Total Warrants and Rights
(cost $—) 41
Short-Term Investments - 14.2%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 992
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,669 918
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 62 61
Argentine Republic Government
International Bond
1.500% due 07/09/22 (~)(Ê) 300 87
3.500% due 07/09/22 (~)(Ê) 2,600 869
Brazil Notas do Tesouro Nacional
Series NTNF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.000% due 01/01/23 BRL 8,000 1,639
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.104% due 05/28/22 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 16 7
China Evergrande Group
8.250% due 06/28/22 (Æ)(Ø) 250 30
Development Bank of Kazkhstan JSC
Series REGS
4.125% due 12/10/22 652 647
Education Management LLC Term Loan
B
12.000% due 07/02/22 (Ê)(~)(Æ)
(Ø)(Š) 285 —
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 222 222
Ford Motor Credit Co. LLC
4.250% due 09/20/22 117 117
Series FXD
3.350% due 11/01/22 60 60
Greenland Global Investment, Ltd.
6.125% due 04/22/23 802 542
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Æ)(Ø) 750 87
Series REGS
6.000% due 01/27/23 (Æ)(Ø) 230 27
Navient Corp.
5.500% due 01/25/23 380 382
Petkim Petrokimya Holding AS
Series REGS
5.875% due 01/26/23 346 345
Service Properties Trust
5.000% due 08/15/22 534 532
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 660 660
TransAlta Corp.
4.500% due 11/15/22 180 180
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 877 864
Travelex Financing PLC
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 05/15/22 (Ê)(~)(Æ)(Ø) EUR 1,400 —
Tsinghua Unic, Ltd.
5.375% due 01/31/23 (Ê)(~)(Æ)(Ø) 1,200 700
U.S. Cash Management Fund(@) 88,215,451(∞) 88,189
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 1,011 272
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 309 309
VTB Bank
Series REGS
6.950% due 10/17/22 (~)(Ê)(Æ)(Ø) 200 —
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 1 1
9.000% due 01/01/23 (~)(Ê)(Þ) 419 304
9.000% due 02/12/23 (~)(Ê)(Þ) 31 27
Total Short-Term Investments
(cost $105,546) 99,108
Total Investments - 98.8%
(identified cost $771,760) 687,104
Other Assets and Liabilities,
Net - 1.2%
8,310
Net Assets - 100.0%
695,414

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
43.4%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.65 469
410
180 Medical, Inc. 09/30/21 300,000 100.00 300
267
7-Eleven, Inc. 01/05/22 333,000 99.01 330
317
ABN AMRO Bank NV 07/08/20 237,000 109.57 260
238
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.11 502
515
ACE Securities Corp. Mortgage Loan Trust 02/23/21 691,320 98.20 679
622
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
509
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 103.68 186
175
AdaptHealth LLC 01/28/21 368,000 102.32 377
312
AdaptHealth LLC 08/12/21 1,053,000 99.71 1,050
906
Adient Global Holdings Co. 11/08/21 1,299,000 101.65 1,320
1,158
AHP Health Partners, Inc. 08/16/21 186,000 100.80 187
168
Air Canada Class A Pass-Through Trust 07/27/21 CAD 177,000 79.60 141
125
Air Liquide Finance SA 01/03/20 282,000 100.31 283
279
Air Methods Corp. 12/09/19 282,000 75.68 213
231
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 95.87 279
273
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
754
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.20 229
230
Alliance Data Systems Corp. 11/30/20 350,000 97.47 341
339
Alliance Resource Partners, LP 09/03/19 271,000 99.87 271
272
Allied Universal Security Service LLC 04/21/22 277,000 99.66 276
268
Alta Equipment Group, Inc. 03/24/21 490,000 101.87 499
456
Altice France Holding SA 04/20/22 324,000 87.74 284
274
Altice France Holding SA 04/25/22 262,000 83.35 218
216
AMC Entertainment Holdings, Inc. 04/25/22 396,000 84.56 335
332
American Airlines Group, Inc. 12/07/20 325,000 111.64 363
374
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
331
American Airlines Group, Inc. 03/10/21 1,175,000 100.02 1,175
1,165
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.55 325
278
Anglo American Capital PLC 04/11/22 294,000 102.49 301
295
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,126
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,555
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 97.83 309
275
Apollo Management Holdings, LP 05/05/20 274,000 92.11 252
254
APX Group, Inc. 07/01/21 769,000 100.00 769
630
Aramark Services, Inc. 01/28/21 354,000 103.73 367
330
Arcosa, Inc. 03/31/21 162,000 100.00 162
148
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.34 373
310
Arroyo Mortgage Trust 05/12/20 140,546 97.09 136
138
Aston Martin Capital Holdings, Ltd. 05/06/21 600,000 108.16 649
604
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.53 291
259
Avantor, Inc. 01/28/21 358,000 104.24 373
341
Avation Capital SA 07/06/21 308,575 85.17 263
256
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 104.38 301
274
Babson CLO, Ltd. 11/27/18 184,027 100.06 184
184
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,129
Banco de Bogota SA 02/03/22 324,000 99.61 323
305
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.63 227
232
Banco Santander Chile 01/04/22 247,000 102.06 252
237
Bangkok Bank PCL 09/24/18 169,000 122.65 207
206
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.07 127
116
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.25 1,059
929
Barings BDC, Inc. 03/03/22 331,000 95.48 316
296
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
959
Barings CLO, Ltd. 09/22/21 2,000,000 100.00 2,000
1,971
Bausch Health Cos., Inc. 06/13/17 775,000 91.29 707
777
Bausch Health Cos., Inc. 12/17/19 515,000 89.32 438
358
Bausch Health Cos., Inc. 11/18/20 1,059,000 96.55 1,022
736
Bausch Health Cos., Inc. 05/24/21 462,000 100.21 463
410
Bausch Health Cos., Inc. 05/27/21 623,000 98.08 611
453
Bayer US Finance II LLC 08/02/19 292,000 101.61 297
289
Bayer US Finance II LLC 07/15/21 310,000 104.72 325
312
BBVA Banco Continental SA 01/04/22 315,000 105.18 331
317

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BBVA Bancomer SA 10/07/21 300,000 106.25 319
302
BCPE Ulysses Intermediate, Inc. 01/21/21 835,000 100.06 836
714
Benchmark Mortgage Trust 03/28/22 890,000 78.88 702
666
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
487
Berry Global, Inc. 07/22/19 224,000 103.81 233
223
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
986
Bharti Airtel, Ltd. 09/13/21 305,000 107.22 327
303
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.70 310
284
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
484
BMD2 Re-Remic Trust 02/03/21 892,000 88.99 794
747
BNP Paribas SA 05/14/20 243,000 105.35 256
241
Bombardier, Inc. 03/02/22 115,000 109.53 126
109
Bombardier, Inc. 04/20/22 291,000 97.04 282
271
Booz Allen Hamilton Holding Corp. 03/03/21 324,000 102.08 331
298
Boxer Parent Co., Inc. 05/14/20 931,000 103.59 964
942
Brazil Loan Trust 1 07/25/13 525,472 100.63 529
526
Brookfield Residential Properties, Inc. 03/15/21 322,000 103.50 333
302
Builders FirstSource, Inc. 03/03/21 385,000 106.12 409
356
BX Commercial Mortgage Trust 02/04/21 577,000 100.00 577
557
BX Trust 01/20/22 1,500,000 99.75 1,496
1,461
Cablevision Lightpath LLC 01/06/21 326,000 102.62 335
279
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
135
CALI Mortgage Trust 03/07/19 320,000 98.97 317
281
Calpine Corp. 04/21/22 300,000 92.89 279
273
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.79 696
599
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
489
Carlyle Holdings II Finance LLC 05/04/21 256,000 126.80 325
261
Carlyle US CLO, Ltd. 08/24/21 1,650,000 100.00 1,650
1,615
Carnival Corp. 02/10/21 1,073,000 99.81 1,071
972
Carnival Corp. 10/19/21 454,000 100.00 454
407
Carriage Purchaser, Inc. 09/23/21 734,000 98.74 725
643
Carvana Co. 11/13/20 244,000 99.80 244
211
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,765
Cascades, Inc. 01/12/22 282,000 103.13 291
274
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 321,000 100.48 323
306
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
574
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 95.96 1,795
1,488
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.32 246
241
CenturyLink, Inc. 04/20/22 302,000 92.74 280
272
Chase Home Lending Mortgage Trust 07/29/19 160,045 101.02 162
153
Chase Home Lending Mortgage Trust 10/30/19 88,262 100.82 89
84
Chase Home Lending Mortgage Trust 10/30/19 564,877 101.66 574
540
CHNGE Mortgage Trust 01/21/22 460,748 100.00 461
443
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
249
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
280
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
175
CIFC Funding, Ltd. 03/27/19 500,000 99.75 499
499
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
492
CIFC LLC 03/18/21 1,000,000 100.00 1,000
990
CIM Commercial Trust Corp. 03/01/21 822,663 102.05 840
716
CIM Commercial Trust Corp. 03/29/21 408,824 100.42 411
356
CIM Trust 09/27/18 296,894 96.75 287
295
CIM Trust 03/22/19 65,739 101.48 67
65
CIM Trust 11/07/19 469,648 100.61 472
449
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.84 380
305
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.52 416
384
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.11 103
89
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.92 244
177
Citigroup Mortgage Loan Trust, Inc. 05/06/21 631,592 101.27 640
551
Citigroup Mortgage Loan Trust, Inc. 06/25/21 538,352 100.42 541
468
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 104.72 733
700
CLI Funding VI LLC 03/23/21 832,250 100.25 834
762
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
179
Clydesdale Acquisition Holdings, Inc. 03/30/22 600,000 93.90 563
548

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
201
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
261
Colt Merger Sub, Inc. 06/19/20 771,000 101.34 778
779
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
287
Colt Merger Sub, Inc. 06/19/20 507,000 99.06 502
530
Commercial Mortgage Trust 11/04/19 250,000 97.10 243
226
Commercial Mortgage Trust 01/21/20 160,000 97.01 155
144
Commercial Mortgage Trust 03/03/22 850,000 94.15 800
762
Commerzbank AG 06/17/19 370,000 106.35 394
385
Commonbond Student Loan Trust 11/27/18 61,755 100.76 62
62
Commonbond Student Loan Trust 06/02/20 108,008 99.98 108
105
Commonbond Student Loan Trust 03/10/21 337,685 100.00 338
315
Commonwealth Bank of Australia 06/17/21 281,000 117.72 331
254
CommScope Technologies LLC 04/25/22 273,000 79.57 217
214
Compass Group Diversified Holdings LLC 04/07/21 333,000 104.24 347
299
Condor Merger Sub, Inc. 02/03/22 967,000 100.00 967
865
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 104.50 888
827
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
651
Consensus Cloud Solutions, Inc. 09/24/21 187,000 100.00 187
178
Consensus Cloud Solutions, Inc. 09/24/21 136,000 100.00 136
128
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
422
Consolidated Energy Finance SA 01/23/20 727,000 99.66 725
742
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
920
Constellation Merger Sub, Inc. 09/03/19 292,000 91.13 266
272
Continental Wind LLC 09/24/18 69,144 101.85 70
74
CoreLogic, Inc. 07/06/21 311,000 99.63 310
276
Coronado Finance Pty, Ltd. 05/04/21 416,000 99.14 412
446
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.95 352
318
Costa Rica Government International Bond 01/07/15 2,000,000 97.97 1,959
1,903
CoStar Group, Inc. 06/17/21 323,000 101.04 326
281
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 11/22/21 979,000 100.00 979
871
CPI CG, Inc. 04/07/21 289,000 104.47 302
279
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,050
Credit Acceptance Corp. 05/08/20 242,000 92.62 224
239
Credit Agricole SA 06/10/20 283,000 106.41 301
282
Credit Agricole SA 01/28/21 301,000 105.75 318
298
Credit Suisse Group AG 01/04/22 317,000 103.54 328
318
CSC Holdings LLC 07/06/21 743,000 99.15 737
568
Curo Group Holdings Corp. 08/16/21 319,000 99.52 317
266
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 107.31 284
270
CVR Energy, Inc. 01/10/20 402,000 100.00 402
377
CVR Energy, Inc. 01/10/20 533,000 99.89 532
516
Danone SA 10/24/19 277,000 100.56 279
275
Danske Bank A/S 03/03/22 335,000 94.43 316
297
DB Master Finance LLC 03/20/19 390,000 100.00 390
385
DB Master Finance LLC 03/20/19 195,000 100.00 195
195
DBWF Mortgage Trust 10/25/18 1,000,000 89.60 896
839
DCP Midstream Operating, LP 03/02/22 83,000 119.48 99
93
DCP Midstream Operating, LP 03/02/22 101,000 122.11 123
113
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
942
Deephaven Residential Mortgage Trust 03/25/22 780,854 99.87 780
777
Deutsche Telekom International Finance BV 01/28/21 312,000 102.61 320
309
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.62 1,976
1,834
DISH DBS Corp. 11/10/21 220,000 100.00 220
202
DISH DBS Corp. 11/10/21 284,000 100.00 284
254
DKT Finance ApS 03/28/19 1,325,000 102.35 1,356
1,314
Dominican Republic Government International Bond 04/24/14 1,000,000 103.01 1,030
967
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
675
Domino's Pizza Master Issuer LLC 11/06/19 928,625 100.00 929
869
Domino's Pizza Master Issuer LLC 04/08/21 594,000 100.00 594
529
Dresdner Funding Trust I 03/02/22 139,000 130.22 181
168
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.13 496
479
Ecuador Government International Bond 08/07/20 107,413 58.51 63
58
Ecuador Government International Bond 08/07/20 460,800 61.01 281
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ecuador Government International Bond 08/07/20 1,614,425 62.43 1,008
1,009
Ecuador Government International Bond 08/07/20 475,200 80.15 381
385
Egypt Government International Bond 03/02/15 2,000,000 100.55 2,011
1,421
Egypt Government International Bond 12/16/16 500,000 95.98 480
451
Egypt Government International Bond 04/05/19 750,000 105.23 789
548
Electricite de France SA 08/10/21 257,000 107.84 277
251
Electricite de France SA 09/03/21 339,000 104.43 354
336
ELFI Graduate Loan Program 06/18/20 131,644 99.97 132
123
Ellington Financial Mortgage Trust 11/05/19 268,826 99.99 269
263
Ellington Financial Mortgage Trust 04/14/22 500,000 99.58 498
495
Emergent BioSolutions, Inc. 04/26/21 839,000 95.27 799
712
Enact Holdings, Inc. 11/13/20 225,000 105.00 236
224
Enel Finance International NV 09/24/18 202,000 107.71 218
223
Eni SpA 08/05/21 311,000 104.40 325
313
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
162
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
174
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
195
EQM Midstream Partners, LP 04/21/22 268,000 102.94 276
271
Ethiopia Government International Bond 12/04/14 1,000,000 100.03 1,000
685
Falabella SA 03/03/22 334,000 93.82 313
291
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 218,015 99.87 218
218
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 237,389 96.90 230
237
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 500,000 94.29 471
459
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
367
First Quantum Minerals, Ltd. 11/07/19 175,000 99.56 174
177
First Quantum Minerals, Ltd. 01/09/20 222,000 100.76 224
222
First Student Bidco, Inc. 07/13/21 487,000 100.00 487
436
FirstEnergy Transmission LLC 11/01/21 350,000 107.09 375
349
Flagstar Mortgage Trust 10/24/18 463,699 103.23 479
451
Flagstar Mortgage Trust 06/03/19 113,298 102.91 117
112
Flagstar Mortgage Trust 02/04/21 141,976 102.88 146
134
Forestar Group, Inc. 05/12/21 303,000 100.68 305
273
Fortescue Metals Group, Ltd. 03/15/21 352,000 105.31 371
356
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.91 999
1,003
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 382,587 100.00 383
385
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 1,000,000 99.88 999
979
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
981
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 1,000,000 100.00 1,000
982
FREMF Mortgage Trust 03/24/21 15,303,182 0.38 58
47
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
13
FREMF Mortgage Trust 03/24/21 1,450,103 72.68 1,054
1,085
FREMF Mortgage Trust 05/10/21 5,100,919 0.39 20
20
FREMF Mortgage Trust 05/10/21 570,000 0.49 3
3
FREMF Mortgage Trust 05/10/21 400,000 63.45 254
242
FREMF Mortgage Trust 10/25/21 8,693,000 75.85 6,593
6,271
FREMF Mortgage Trust 11/03/21 377,000 76.65 289
274
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 102.48 270
267
Frontier Communications Corp. 11/19/20 942,000 97.02 925
859
Frontier Communications Corp. 10/05/21 153,000 100.00 153
133
FRR Re-REMIC Trust 06/10/21 1,500,000 93.54 1,403
1,331
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
172
GAM Re-REMIC Trust 04/01/21 1,258,000 113.61 1,429
861
GAM Re-REMIC Trust 04/01/21 905,000 114.75 1,038
618
GAM Re-REMIC Trust 04/01/21 837,000 119.41 999
595
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
174
GAM Re-REMIC Trust 11/04/21 312,000 86.70 271
249
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
263
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
319
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
270
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
333
GAM Re-REMIC Trust 11/04/21 313,000 92.31 289
266
GAM Re-REMIC Trust 11/04/21 370,000 96.35 356
328
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,091
GAM Re-REMIC Trust 01/25/22 1,500,000 78.77 1,181
1,179

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 01/28/22 247,000 68.55 169
164
GAM Re-REMIC Trust 01/28/22 472,000 72.28 341
333
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
230
GAM Re-REMIC Trust 01/28/22 212,000 80.41 170
161
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
345
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
210
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
215
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
212
GAM Re-REMIC Trust 01/28/22 132,000 87.61 116
111
GAM Re-REMIC Trust 01/28/22 635,000 88.10 559
525
GAM Re-REMIC Trust 01/28/22 199,000 89.20 177
174
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
218
GAM Re-REMIC Trust 01/28/22 83,000 95.85 80
79
GAM Re-REMIC Trust 01/28/22 333,000 96.46 321
322
Gartner, Inc. 02/18/21 358,000 105.49 378
343
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.10 764
752
Genting New York LLC 10/05/21 441,000 100.09 441
403
Getty Images, Inc. 11/17/21 1,135,000 105.65 1,199
1,173
GFL Environmental, Inc. 10/12/21 458,000 101.43 465
416
Ghana Government International Bond 09/11/14 700,000 99.42 696
540
Ghana Government International Bond 10/07/15 250,000 100.00 250
246
Global Aircraft Leasing Co., Ltd. 07/26/19 1,987,527 95.23 1,893
1,714
Global Net Lease, Inc. 01/28/21 323,000 101.69 328
290
goeasy, Ltd. 05/12/21 306,000 101.21 310
284
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,379,496 99.95 1,379
1,211
Graphic Packaging International LLC 07/06/21 366,000 101.25 371
329
Gray Television, Inc. 10/26/21 508,000 100.00 508
438
Grifols Escrow Issuer SA 09/28/21 254,000 100.00 254
232
GrubHub, Inc. 10/12/21 320,000 103.03 330
274
Grupo Bimbo SAB de CV 11/03/21 308,000 105.37 325
309
GS Mortgage Securities Trust 10/30/18 800,000 70.51 564
710
GS Mortgage Securities Trust 04/15/19 90,000 82.60 74
67
GS Mortgage Securities Trust 08/01/19 939,287 106.03 996
923
GS Mortgage Securities Trust 03/12/21 870,540 101.45 883
758
GS Mortgage Securities Trust 05/14/21 390,858 96.61 378
325
GS Mortgage Securities Trust 06/03/21 942,836 104.01 981
859
GS Mortgage Securities Trust 06/15/21 908,271 100.55 913
790
GS Mortgage Securities Trust 06/15/21 800,000 100.95 808
663
GS Mortgage Securities Trust 09/22/21 1,113,246 100.92 1,123
969
GS Mortgage Securities Trust 12/06/21 494,254 96.34 476
398
GS Mortgage Securities Trust 12/16/21 1,500,000 74.75 1,121
944
GS Mortgage Securities Trust 01/10/22 974,352 97.36 949
847
GS Mortgage Securities Trust 03/03/22 925,968 102.05 945
894
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
173
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.84 267
267
Hana Bank 01/04/22 305,000 106.48 325
309
Harvest Midstream I, LP 08/05/20 968,000 103.49 1,002
982
Hat Holdings I LLC 07/06/21 348,000 101.15 352
320
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.57 557
545
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
438
Helios Issuer LLC 10/26/18 707,536 99.98 707
686
Helios Issuer LLC 10/26/18 867,503 99.98 867
843
Helios Issuer LLC 06/15/20 397,411 99.99 397
353
Hertz Corp. (The) 11/29/21 424,000 98.32 417
371
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 102.77 1,031
1,018
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.99 574
566
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 107.68 370
349
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
270
Hologic, Inc. 01/28/21 325,000 105.76 344
318
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,392
Howard Hughes Corp. (The) 02/18/21 356,000 105.70 376
345
HUB International, Ltd. 04/25/22 216,000 99.28 214
214
Huntington Bancshares, Inc. 01/28/21 315,000 100.40 316
261
ICICI Bank, Ltd. 09/13/21 306,000 108.30 331
297

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Imperial Fund Mortgage Trust 11/19/21 1,500,000 100.00 1,500
1,316
Imperial Fund Mortgage Trust 04/14/22 500,000 100.00 500
498
ING Bank NV 12/21/21 307,000 106.25 326
315
Intercorp Financial Services, Inc. 02/03/22 324,000 99.20 321
301
Intesa Sanpaolo SpA 10/14/16 744,000 97.22 729
726
Intesa Sanpaolo SpA 09/02/21 290,000 104.56 303
227
Intrado Corp. 12/13/17 264,000 98.89 261
235
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
419
IQVIA, Inc. 12/09/19 260,000 104.21 271
258
Iron Mountain, Inc. 05/12/21 448,000 101.83 456
410
Ithaca Energy North Sea PLC 08/16/21 268,000 100.06 268
273
ITT Holdings LLC 06/23/21 950,000 99.97 950
841
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
487
JBS Investments II GmbH 06/08/21 653,000 98.99 646
557
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,077
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 04/01/19 1,299,000 100.78 1,309
1,344
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
660
Jefferson Capital Holdings LLC 07/28/21 609,000 100.69 613
567
JPMorgan Chase Commercial Mortgage Securities Trust 04/01/21 300,000 100.00 300
290
JPMorgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.41 864
917
JPMorgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.73 967
925
JPMorgan Commercial Mortgage Securities Trust 01/23/19 117,052 99.33 116
116
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.19 334
323
JPMorgan Commercial Mortgage Securities Trust 04/23/19 950,000 96.14 913
850
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.76 297
263
JPMorgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
311
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 94.99 475
422
JPMorgan Commercial Mortgage Securities Trust 10/11/19 110,000 88.43 97
88
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.76 543
524
JPMorgan Mortgage Trust 12/06/18 818,536 90.04 737
744
JPMorgan Mortgage Trust 01/18/19 47,720 99.94 48
47
JPMorgan Mortgage Trust 03/22/19 40,793 101.13 41
41
JPMorgan Mortgage Trust 07/25/19 843,005 98.27 828
804
JPMorgan Mortgage Trust 01/24/20 411,457 104.31 429
390
JPMorgan Mortgage Trust 01/28/20 76,026 101.75 77
73
JPMorgan Mortgage Trust 01/30/20 376,816 101.10 381
346
JPMorgan Mortgage Trust 06/02/20 183,243 102.04 187
174
JPMorgan Mortgage Trust 07/15/20 673,610 103.91 700
688
JPMorgan Mortgage Trust 07/21/20 433,200 107.04 464
397
JPMorgan Mortgage Trust 08/20/20 270,796 105.53 286
257
JPMorgan Mortgage Trust 10/28/20 206,439 103.19 213
192
JPMorgan Mortgage Trust 11/10/20 110,031 102.86 113
110
JPMorgan Mortgage Trust 12/07/20 177,851 104.16 185
176
JPMorgan Mortgage Trust 01/19/21 342,851 103.37 354
299
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
959
JPMorgan Mortgage Trust 05/21/21 250,250 101.03 253
217
JPMorgan Mortgage Trust 04/27/22 500,000 90.30 451
448
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.12 251
247
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.27 360
321
LCM 28, Ltd. 10/16/18 500,000 100.00 500
489
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 1,002,000 103.03 1,032
996
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
669
Live Nation Entertainment, Inc. 04/08/20 485,000 98.45 478
456
LPL Holdings, Inc. 11/12/20 231,000 102.20 236
219
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
164
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
149
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
247
Magic Mergeco, Inc. 04/25/22 364,000 80.17 292
287
Magnum Holdings, Inc. 10/27/21 415,000 100.00 415
396
Marks & Spencer PLC 09/27/18 204,000 108.35 221
206
Marlette Funding Trust 11/06/18 464,932 99.99 465
465
Marlette Funding Trust 04/26/21 900,000 99.98 900
858
Match Group, Inc. 03/03/21 373,000 103.63 387
348
Mattamy Group Corp. 04/29/20 627,000 90.74 569
533

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mclaren Finance PLC 09/02/21 200,000 100.67 201
192
MEG Energy Corp. 01/16/20 800,000 94.53 756
812
Meituan 01/05/21 276,000 101.50 280
245
Mello Mortgage Capital Acceptance 01/24/20 919,926 105.15 967
879
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
546
Merit 2020 01/07/22 1,500,000 99.60 1,494
1,440
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
354
Midcap Financial Issuer Trust 04/21/21 874,000 103.24 902
754
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
162
Midwest Connector Capital Co. LLC 03/03/22 305,000 103.31 315
296
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.77 653
661
Millennium Escrow Corp. 07/15/21 752,000 101.31 762
695
Minerals Technologies, Inc. 03/03/21 296,000 103.91 308
276
Mitsubishi HC Capital, Inc. 12/21/21 71,000 103.60 74
72
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
430
ModivCare, Inc. 08/10/21 259,000 100.00 259
227
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
171
Molina Healthcare, Inc. 06/09/21 360,000 102.78 370
325
Molina Healthcare, Inc. 11/10/21 750,000 100.20 752
658
Mondelez International, Inc. 08/09/21 240,000 103.41 248
234
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.15 1,507
1,465
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.77 234
229
Morgan Stanley Capital I Trust 06/05/19 377,000 87.23 329
298
Morgan Stanley Capital I Trust 06/20/19 124,536 96.18 120
6
Morocco Government International Bond 03/02/15 250,000 110.55 276
219
Mosaic Solar Loan Trust 11/27/18 163,430 98.42 161
160
Mosaic Solar Loan Trust 11/27/18 214,490 98.97 212
211
Mosaic Solar Loan Trust 06/12/20 291,737 99.98 292
274
Mosaic Solar Loan Trust 03/10/21 812,458 99.42 808
717
Mosaic Solar Loan Trust 03/24/21 325,569 100.15 326
298
Mosaic Solar Loan Trust 06/15/21 487,807 99.50 485
441
Motiva Enterprises LLC 09/04/20 230,000 119.43 275
233
Mozambique International Bond 12/20/13 1,279,000 95.30 1,219
1,105
Mozart Debt Merger Sub, Inc. 09/30/21 469,000 100.00 469
408
Mozart Debt Merger Sub, Inc. 04/20/22 314,000 89.98 283
274
MRCD Mortgage Trust 12/05/19 120,000 95.55 115
110
MSCI, Inc. 01/28/21 350,000 105.88 371
322
Nabors Industries, Inc. 01/07/20 606,000 93.36 566
592
Nabors Industries, Inc. 01/07/20 213,000 97.53 208
204
Nabors Industries, Inc. 11/18/21 766,000 99.30 761
781
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 104.70 371
343
Navient Private Education Refi Loan Trust 11/03/20 281,275 99.99 281
271
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
382
Neiman Marcus Group, Inc. 03/19/21 982,000 101.92 1,001
975
Nestle Holdings, Inc. 01/28/21 330,000 100.05 330
317
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.56 493
490
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
494
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
769
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
420
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 107.95 621
565
New Residential Investment Corp. 02/18/21 296,000 99.65 295
282
News Corp. 05/12/21 330,000 100.84 333
298
NGL Energy Operating LLC 01/25/21 704,000 102.88 724
663
NGPL PipeCo LLC 03/03/22 238,000 133.23 317
277
Nielsen Holdings PLC 02/18/21 350,000 105.82 370
339
Nigeria Government International Bond 06/29/18 500,000 95.66 478
443
NMI Holdings, Inc. 08/16/21 272,000 111.25 303
284
Nordea Bank Abp 09/10/21 314,000 104.34 328
316
Northwest Fibers, Inc. 12/08/20 501,000 110.64 554
514
Northwest Fibers, Inc. 02/09/21 241,000 100.00 241
202
Northwest Fibers, Inc. 09/30/21 244,000 100.00 244
222
Novelis Corp. 07/26/21 84,000 100.00 84
72
Novelis Corp. 07/26/21 82,000 100.00 82
75
NRG Energy, Inc. 04/21/22 326,000 85.71 279
272

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NTT Finance Corp. 01/05/22 331,000 98.99 328
316
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,448
Oaktree CLO, Ltd. 05/17/21 250,000 99.05 248
233
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
978
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
500
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.40 246
240
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.42 487
492
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
412
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
207
Onslow Bay Financial LLC 01/15/20 144,592 101.70 147
139
Open Text Corp. 01/28/21 364,000 102.11 372
332
Open Text Holdings, Inc. 08/16/21 341,000 104.14 355
303
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
283
Oschadbank Via SSB #1 PLC 09/02/15 217,500 76.00 165
98
OT Merger Corp. 10/07/21 466,000 100.00 466
396
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.39 138
131
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
171
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.68 368
341
Oversea-Chinese Banking Corp., Ltd. 11/03/21 307,000 106.13 326
311
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,378
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,229
Palmer Square CLO, Ltd. 10/29/21 500,000 100.00 500
477
Palmer Square Loan Funding, Ltd. 09/21/21 2,000,000 100.00 2,000
1,976
Panasonic Corp. 09/13/21 318,000 103.98 331
311
Par Pharmaceutical, Inc. 03/14/19 318,000 100.00 318
290
Paraguay Government International Bond 08/04/14 551,000 100.00 551
543
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
98
Peninsula Pacific Entertainment LLC 11/13/20 229,000 105.01 240
251
Performance Food Group Co. 03/03/21 364,000 104.84 382
353
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
995
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
930
PIC AU Holdings LLC / PIC AU Holdings Corp. 01/25/21 546,000 94.90 518
564
Pike Corp. 09/13/21 469,000 102.08 479
426
Pilgrim's Pride Corp. 03/03/21 361,000 106.63 385
364
PMHC II, Inc. 02/03/22 652,000 100.00 652
525
PRA Group, Inc. 11/09/21 800,000 99.29 794
740
Presidio Holdings, Inc. 03/28/22 707,000 99.28 702
687
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.56 459
478
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 102.18 358
314
Primose Funding LLC 03/30/21 977,500 101.94 996
944
PROG Holdings, Inc. 11/10/21 770,000 100.05 770
680
Prosus NV 12/02/20 254,000 108.17 275
214
Providence Service Corp. (The) 01/28/21 274,000 105.32 289
269
Provincia de Buenos Aires 08/27/21 333,959 48.50 162
139
PTC, Inc. 03/03/21 321,000 103.10 331
298
Radiology Partners, Inc. 11/01/21 1,561,000 106.04 1,655
1,483
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
471
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 239,000 98.15 235
237
RCKT Mortgage Trust 02/06/20 252,878 100.76 255
241
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.16 276
259
Reliance Industries, Ltd. 10/07/21 305,000 106.73 326
306
Rent-A-Center, Inc. 02/04/21 559,000 103.40 578
482
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 106,000 103.39 110
92
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 91.65 93
86
RLJ Lodging Trust 06/10/21 174,000 100.00 174
161
Roche Holdings, Inc. 08/06/21 147,000 99.96 147
140
Rockcliff Energy II LLC 09/28/21 256,000 100.00 256
248
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 84.95 277
275
Rockies Express Pipeline LLC 05/06/20 650,000 92.17 599
595
Rockies Express Pipeline LLC 02/02/22 150,000 106.48 160
142
Roller Bearing Co. of America, Inc. 01/11/22 311,000 102.17 318
280
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
583
Royal Caribbean Cruises, Ltd. 01/04/22 308,000 100.00 308
283
RP Escrow Issuer LLC 11/19/21 434,000 99.96 434
404

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SABIC Capital II BV 04/07/20 217,000 100.34 218
219
Santander UK Group Holdings PLC 05/01/19 148,000 101.49 150
150
Saudi Arabian Oil Co. 04/09/19 200,000 98.63 197
189
Saudi Arabian Oil Co. 04/11/22 301,000 98.04 295
292
Saudi Government International Bond 03/09/20 600,000 92.54 555
524
Sealed Air Corp. 10/26/16 200,000 106.57 213
219
Sealed Air Corp. 10/24/19 339,000 104.83 355
345
Seaspan Corp. 07/09/21 669,000 100.00 669
590
Sequoia Mortgage Trust 09/17/19 83,496 101.77 85
83
Sequoia Mortgage Trust 10/08/19 64,811 101.35 66
61
Sequoia Mortgage Trust 11/14/19 1,090,824 102.92 1,123
1,053
Siemens Financieringsmaatschappij NV 01/04/22 325,000 101.62 330
322
Silver Creek CLO, Ltd. 08/06/19 250,000 99.52 249
248
Sirius International Group Ltd. 03/03/22 318,000 98.83 314
305
Sirius XM Holdings, Inc. 08/02/21 562,000 99.36 556
518
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
530
SK Hynix, Inc. 03/09/21 320,000 100.01 320
306
Sky, Ltd. 08/09/21 303,000 106.92 324
304
Societe Generale SA 02/05/20 266,000 103.92 276
270
SoFi Alternative Trust 12/18/19 385,502 100.46 387
376
SoFi Consumer Loan Program Trust 11/27/18 369,653 99.77 369
370
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
502
SoFi Professional Loan Program LLC 10/30/18 400,000 95.42 382
395
SoFi Professional Loan Program LLC 10/30/18 500,000 95.81 479
493
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
577
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
948
SoFi Professional Loan Program Trust 11/27/18 424,000 97.32 413
420
SoFi Professional Loan Program Trust 11/27/18 425,000 98.97 421
426
SoFi Professional Loan Program Trust 03/15/19 850,000 100.37 853
835
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
568
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
503
SolarCity Corp. 10/26/18 1,000,000 100.26 1,003
931
Sonic Automotive, Inc. 10/15/21 126,000 100.00 126
108
Sonic Automotive, Inc. 10/15/21 220,000 100.00 220
189
Sonic Capital LLC 01/15/20 540,833 100.00 541
520
Sonic Capital LLC 07/29/21 596,500 100.00 596
499
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
492
Southeast Supply Header LLC 10/12/21 455,000 103.22 470
449
Sri Lanka Government International Bond 08/02/19 500,000 99.90 499
210
Standard Chartered PLC 10/14/16 415,000 122.61 507
482
Standard Chartered PLC 10/01/19 174,000 103.30 180
178
Standard Industries, Inc. 04/21/22 314,000 88.51 278
262
Staples, Inc. 02/09/21 725,000 101.61 737
692
Staples, Inc. 04/19/21 839,000 102.98 864
743
Starwood Property Trust, Inc. 01/11/22 231,000 99.08 229
211
State Bank of India 01/06/20 262,000 103.79 272
267
Stericycle, Inc. 01/28/21 337,000 102.47 345
297
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 12/07/21 155,000 100.48 156
141
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 583,000 99.99 583
571
Sunnova Helios Issuer LLC 11/20/20 340,388 99.97 340
308
Sunnova Sol III Issuer LLC 06/11/21 862,990 99.96 863
762
Sunrun Xanadu Issuer 05/31/19 471,955 99.99 472
455
Superior Plus Corp. 03/01/21 217,000 100.00 217
198
Sylvamo Corp. 08/20/21 559,000 100.00 559
539
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
500
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.89 484
500
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
292
TCW Group, Inc. (The) 06/21/21 1,500,000 100.00 1,500
1,471
Team Health Holdings, Inc. 02/07/19 284,000 89.77 255
242
Telecom Italia Capital SA 12/06/19 219,000 103.72 227
215
Teleflex, Inc. 01/28/21 321,000 104.61 336
303
Telesat Canada / Telesat LLC 06/09/21 417,000 100.24 418
298
Tencent Holdings, Ltd. 01/04/21 263,000 104.18 274
261

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
490
Tenet Healthcare Corp. 09/01/20 688,000 99.91 687
660
Terrier Media Buyer, Inc. 12/12/19 1,154,000 101.26 1,169
1,128
Texas Eastern Transmission, LP 12/05/19 271,000 102.61 278
260
Textainer Marine Containers VII, Ltd. 03/24/21 874,000 99.98 874
797
Townsquare Media, Inc. 01/26/22 891,000 102.80 916
887
TransDigm, Inc. 03/26/20 1,147,000 101.46 1,157
1,142
TransDigm, Inc. 04/02/20 245,000 100.00 245
255
Transocean Guardian, Ltd. 04/28/21 46,087 95.40 44
44
Transocean Poseidon, Ltd. 04/26/21 44,063 95.29 42
42
Transocean, Inc. 04/26/21 202,000 75.55 153
165
Transocean, Inc. 04/26/21 503,000 79.01 397
417
Transocean, Inc. 06/29/21 326,000 85.56 279
258
Trident TPI Holdings, Inc. 12/13/19 1,073,000 101.57 1,090
1,054
Triton Container International, Ltd. 02/19/21 453,958 99.82 453
403
Triumph Group, Inc. 09/09/19 402,000 100.62 404
387
Twitter, Inc. 02/23/22 602,000 100.00 602
615
Uber Technologies, Inc. 11/12/20 227,000 104.11 236
225
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 80.37 2,090
1,980
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.21 81
74
UBS-Barclays Commercial Mortgage Trust 02/14/20 140,000 93.32 131
109
Ukraine Government International Bond 04/23/15 195,000 39.75 77
56
Ukreximbank Via Biz Finance PLC 03/12/15 1,011,167 92.83 939
272
UniCredit SpA 05/08/20 205,000 105.54 216
207
UniCredit SpA 09/20/21 325,000 101.69 330
296
Unifrax Escrow Issuer Corp. 09/15/21 198,000 100.00 198
162
United Airlines, Inc. 04/14/21 195,000 100.00 195
179
United Airlines, Inc. 04/14/21 187,000 100.00 187
181
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 104.87 33
32
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 06/09/21 362,000 100.82 365
312
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
241
Univision Communications, Inc. 06/04/20 622,000 100.89 627
624
US Foods, Inc. 03/03/21 382,000 101.48 388
353
UWM Mortgage Trust 05/27/21 885,959 100.53 891
772
Vector Group, Ltd. 03/03/21 341,000 104.04 355
299
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
968
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
215
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.62 547
514
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
409
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 101.33 1,176
1,023
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
914
VICI Properties, LP / VICI Note Co., Inc. 01/28/21 354,000 104.14 369
318
Videotron, Ltd. 01/11/22 326,000 106.15 346
329
Vistra Operations Co. LLC 04/29/21 443,000 103.36 458
422
Warrior Met Coal, Inc. 11/19/21 299,000 99.37 297
313
Weatherford International, Ltd. 09/21/21 259,000 100.00 259
262
Weatherford International, Ltd. 10/14/21 894,000 100.85 902
885
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.17 332
300
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.03 520
471
Wells Fargo Mortgage Backed Securities Trust 02/14/20 23,361 100.82 24
22
Wells Fargo Mortgage Backed Securities Trust 08/10/20 188,494 103.13 194
177
Wells Fargo Mortgage Backed Securities Trust 09/17/20 298,370 102.39 306
284
Wells Fargo Mortgage Backed Securities Trust 03/12/21 812,449 101.43 824
715
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.57 188
201
Wendy's Funding LLC 03/26/19 478,750 98.97 474
469
WFRBS Commercial Mortgage Trust 05/14/19 940,000 82.89 779
855
WFRBS Commercial Mortgage Trust 08/06/19 330,000 87.21 288
293
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.21 742
717
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.53 1,735
1,848
Whirlpool Corp. 10/22/21 250,000 100.00 250
242
Williams Scotsman International, Inc. 01/28/21 303,000 103.33 313
287
Woodward Capital Management LLC 03/11/21 172,682 101.72 176
149
Woori Bank 01/04/22 307,000 106.19 326
313
World Acceptance Corp. 01/11/22 298,000 100.37 299
259

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
XPO Logistics, Inc. 05/21/20 270,000 101.12 273
276
YPF SA 08/15/18 30,897 33.31 10
27
YPF SA 08/15/18 950 65.64 1
1
YPF SA 01/28/21 419,050 76.73 321
304
ZF NA Capital, Inc. 05/04/20 321,000 95.70 307 314
301,602
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 497 AUD 61,698 06/22
(2,604)
Canadian 10 Year Government Bond Futures 386 CAD 48,775 06/22
(2,923)
Euro-Bobl Futures 15 EUR 1,908 06/22
(12)
Euro-Bund Futures 13 EUR 1,997 06/22
(35)
Euro-Schatz Futures 15 EUR 1,652 06/22
(6)
Long Gilt Futures 10 GBP 1,184 06/22
(12)
United States 2 Year Treasury Note Futures 543 USD 114,471 06/22
(766)
United States 5 Year Treasury Note Futures 372 USD 41,914 06/22
(1,334)
United States 10 Year Treasury Note Futures 161 USD 19,184 06/22
(567)
United States 10 Year Ultra Treasury Note Futures 78 USD 10,062 06/22
(707)
United States Treasury Long Bond Futures 55 USD 7,738 06/22
(137)
United States Treasury Ultra Bond Futures 76 USD 12,193 06/22 (1,681)
Short Positions
Euro-Bund Futures 121 EUR 18,585 06/22
1,489
Japanese 10 Year Government Bond Futures 21 JPY 3,142,020 06/22
96
Long Gilt Futures 141 GBP 16,700 06/22
645
United States 2 Year Treasury Note Futures 196 USD 41,319 06/22
659
United States 5 Year Treasury Note Futures 103 USD 11,605 06/22
345
United States 10 Year Treasury Note Futures 307 USD 36,581 06/22
1,839
United States 10 Year Ultra Treasury Note Futures 63 USD 8,127 06/22
450
United States Treasury Long Bond Futures 79 USD 11,115 06/22
866
United States Treasury Ultra Bond Futures 21 USD 3,369 06/22 415
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,980)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 543 AUD 721 06/09/22 (33)
Bank of America USD 47 CAD 60 05/27/22 (1)
Bank of America USD 2,158 EUR 2,046 05/02/22 1
Bank of America USD 2,836 JPY 327,380 06/15/22 (310)
Bank of America USD 96 MXN 1,984 06/09/22 1
Bank of America USD 1,898 MXN 39,961 06/09/22 46

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 126 NOK 1,080 06/09/22 (11)
Bank of America USD 2,362 NOK 21,000 06/15/22 (123)
Bank of America USD 64 SGD 87 06/09/22 (1)
Bank of America USD — THB 12 06/09/22 —
Bank of America USD 116 TRY 1,795 06/09/22 2
Bank of America USD 171 TRY 2,600 06/09/22 —
Bank of America USD 4,300 TRY 66,201 06/09/22 45
Bank of America USD 294 ZAR 4,749 06/09/22 5
Bank of America USD 2,764 ZAR 42,528 06/09/22 (82)
Bank of America AUD 789 USD 559 06/09/22 1
Bank of America AUD 9,739 USD 7,140 06/09/22 254
Bank of America CAD 1,947 USD 1,558 05/27/22 43
Bank of America CHF 907 USD 956 05/27/22 22
Bank of America EUR 2,046 USD 2,160 05/27/22 (1)
Bank of America EUR 24,627 USD 26,807 05/27/22 802
Bank of America EUR 6,822 USD 7,561 06/15/22 350
Bank of America GBP 8,138 USD 10,623 05/27/22 390
Bank of America GBP 683 USD 899 06/15/22 41
Bank of America MXN 1,929 USD 96 06/09/22 2
Bank of America NOK 18,768 USD 2,103 06/09/22 101
Bank of America NOK 47,098 USD 5,007 06/09/22 (14)
Bank of America SEK 24,400 USD 2,523 06/15/22 35
Bank of America SGD 135 USD 97 06/09/22 —
Bank of America SGD 2,657 USD 1,957 06/09/22 36
Bank of America THB 3,560 USD 103 06/09/22 (1)
Bank of America THB 63,795 USD 1,955 06/09/22 92
Bank of America ZAR 2,846 USD 195 06/09/22 16
Citigroup USD 350 BRL 1,778 06/09/22 6
Citigroup USD 4,675 BRL 24,116 06/09/22 146
Citigroup USD 300 CHF 276 06/09/22 (16)
Citigroup USD 23 EUR 22 06/09/22 —
Citigroup USD 1,738 EUR 1,553 06/09/22 (97)
Citigroup USD 730 GBP 587 06/09/22 8
Citigroup USD 12,929 GBP 9,710 06/09/22 (719)
Citigroup USD 394 NZD 609 06/09/22 (1)
Citigroup USD 4,934 NZD 7,286 06/09/22 (230)
Citigroup BRL 2,071 USD 425 06/09/22 11
Citigroup CHF 727 USD 749 06/09/22 1
Citigroup CHF 10,999 USD 11,987 06/09/22 660
Citigroup EUR 1,246 USD 1,379 06/09/22 63
Citigroup GBP 2,236 USD 2,945 06/09/22 133
Citigroup NZD 441 USD 308 06/09/22 23
HSBC USD 502 EUR 460 06/15/22 (16)
HSBC EUR 115 USD 127 06/15/22 5
HSBC EUR 6,822 USD 7,553 06/15/22 343
HSBC GBP 683 USD 899 06/15/22 40
JPMorgan Chase USD 2,833 JPY 327,380 06/15/22 (307)
JPMorgan Chase USD 2,355 NOK 21,000 06/15/22 (116)
JPMorgan Chase EUR 6,822 USD 7,530 06/15/22 319
JPMorgan Chase GBP 683 USD 898 06/15/22 39
JPMorgan Chase JPY 1,636,900 USD 13,092 06/15/22 462
JPMorgan Chase SEK 24,400 USD 2,511 06/15/22 23

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 2,833 JPY 327,380 06/15/22 (307)
Royal Bank of Canada USD 2,354 NOK 21,000 06/15/22 (115)
Royal Bank of Canada EUR 6,822 USD 7,559 06/15/22 349
Royal Bank of Canada GBP 683 USD 898 06/15/22 39
Royal Bank of Canada SEK 24,400 USD 2,523 06/15/22 36
Standard Chartered USD 2,834 JPY 327,380 06/15/22 (308)
Standard Chartered USD 2,357 NOK 21,000 06/15/22 (118)
Standard Chartered EUR 6,822 USD 7,550 06/15/22 338
Standard Chartered GBP 683 USD 898 06/15/22 40
Standard Chartered SEK 24,400 USD 2,520 06/15/22 32
State Street USD 4,900 CAD 6,292 06/09/22 (3)
State Street USD 226 CLP 195,500 06/09/22 1
State Street USD 1,930 CLP 1,559,577 06/09/22 (115)
State Street USD 37 CZK 811 06/09/22 (2)
State Street USD 77 EUR 70 06/15/22 (3)
State Street USD 77 EUR 70 06/15/22 (3)
State Street USD 109 EUR 100 06/15/22 (3)
State Street USD 126 EUR 120 06/15/22 —
State Street USD 136 EUR 125 06/15/22 (4)
State Street USD 190 EUR 180 06/15/22 —
State Street USD 211 EUR 197 06/15/22 (3)
State Street USD 24 GBP 19 06/15/22 —
State Street USD 39 GBP 31 06/15/22 —
State Street USD 75 GBP 57 06/15/22 (3)
State Street USD 195 HKD 1,526 06/09/22 (1)
State Street USD 1,758 JPY 202,829 06/09/22 (194)
State Street USD 194 MYR 847 06/09/22 1
State Street USD 2,814 MYR 11,808 06/09/22 (95)
State Street USD 127 PEN 475 06/09/22 (3)
State Street USD 132 SEK 1,216 06/09/22 (8)
State Street USD 4,579 SEK 44,983 06/09/22 6
State Street USD 12,615 SEK 122,000 06/15/22 (176)
State Street CLP 89,180 USD 112 06/09/22 8
State Street CZK 4,004 USD 171 06/09/22 —
State Street CZK 61,284 USD 2,607 06/09/22 (9)
State Street EUR 70 USD 77 06/15/22 3
State Street EUR 130 USD 145 06/15/22 8
State Street EUR 170 USD 188 06/15/22 9
State Street EUR 1,355 USD 1,498 06/15/22 66
State Street GBP 1,188 USD 1,546 05/16/22 52
State Street GBP 1,375 USD 1,810 06/15/22 82
State Street HKD 1,528 USD 195 06/09/22 —
State Street HKD 37,432 USD 4,792 06/09/22 18
State Street JPY 202,829 USD 1,665 06/09/22 100
State Street JPY 624,541 USD 4,772 06/09/22 (46)
State Street MYR 433 USD 103 06/09/22 3
State Street NOK 105,000 USD 11,733 06/15/22 536
State Street PEN 641 USD 166 06/09/22 —
State Street PEN 10,536 USD 2,801 06/09/22 68
State Street SEK 46,200 USD 4,752 06/09/22 42
Toronto Dominion Bank USD 2,833 JPY 327,380 06/15/22 (307)
Toronto Dominion Bank USD 2,357 NOK 21,000 06/15/22 (118)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank SEK 24,400 USD 2,529 06/15/22 41
UBS USD 371 COP 1,489,156 06/09/22 3
UBS USD 4,932 COP 18,783,558 06/09/22 (216)
UBS USD 79 KRW 95,804 06/09/22 (3)
UBS USD 64 TWD 1,807 06/09/22 (2)
UBS COP 1,432,592 USD 379 06/09/22 19
UBS KRW 338,713 USD 265 06/09/22 (3)
UBS KRW 5,724,599 USD 4,738 06/09/22 207
UBS TWD 7,898 USD 268 06/09/22 (1)
UBS TWD 133,687 USD 4,790 06/09/22 237
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,663
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Goldman Sachs USD 35,900 (1.000%)
(2)
06/20/27 (503) 187 (316)
Total Open Credit Indices - Purchase Protection Contracts (å) (503) 187 (316)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 23,141 $ 503
$ —
$ 23,644 3.4
Corporate Bonds and Notes — 201,641 12
—
201,653 29.0
International Debt — 175,760 —
—
175,760 25.3
Mortgage-Backed Securities — 93,291 —
—
93,291 13.4
Non-US Bonds — 81,133 —
—
81,133 11.7
United States Government Treasuries — 833 —
—
833 0.1
Common Stocks
Consumer Discretionary — — —
—
— —
Energy 1,179 — 199
—
1,378 0.2
Financial Services — — —
—
— —
Materials and Processing — — 3,821
—
3,821 0.6
Producer Durables — 211 2,728
—
2,939 0.4
Technology — — —
—
— —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks — — 3,503 — 3,503 0.5
Warrants and Rights — 41 — — 41 —
*
Short-Term Investments — 10,874 45 88,189 99,108 14.2
Total Investments 1,179 586,925 10,811 88,189 687,104 98.8
Other Assets and Liabilities, Net
1.2
100.0
Other Financial Instruments
Assets
Futures Contracts 6,804 — — — 6,804 1.0
Foreign Currency Exchange Contracts 1 6,910 — — 6,911 1.0
A
Liabilities
Futures Contracts (10,784) — — — (10,784) (1.6)
Foreign Currency Exchange Contracts — (4,248) — — (4,248) (0.6)
Credit Default Swap Contracts — (316) — — (316) (—)
*
Total Other Financial Instruments
**
$ (3,979) $ 2,346 $ — $ — $ (1,633)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* $ 503
Corporate Bonds and Notes Other* 12
Common Stocks
Energy Other* 199
Materials and Processing Discounted cash flow*** Discount rate** 15.8% 3,821
Market approach*** EBITDA multiple**** 5.76x
Discount to guideline 10.0%
comparables

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Producer Durables Discounted cash flow*** Discount rate** 12.4% 2,728
Market approach*** EBITDA multiple**** 4.6x
Discount to guideline 15.9%
comparables
Preferred Stocks
Producer Durables Market approach EBITDA multiple**** 9.0x 3,503
Discount to guideline 37.2%
comparables
Short-Term Investments Other* 45
$ 10,811
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2022 were less than 1% of net assets
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2022 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2021
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
4/30/2022
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
4/30/2022
Long-Term Fixed Income
Investments
Asset Backed Securities $ — $ — $ — $ — $ — $ 503 $ — $ — $ 503 $ —
Corporate Bonds and Notes 12 — — — — — — — 12 —
Common Stocks
Energy 206 — — — — — — (7) 199 (7)
Materials and Processing 4,488 — — — — — — (667) 3,821 (667)
Producer Durables 2,046 — — — — — — 682 2,728 682
Preferred Stocks 3,375 — — — — — — 128 3,503 128
Short-Term Investments
113 — — — (307) — — 239 45 239
Total Investments
$ 10,240 $ — $ — $ — $ (307) $ 503 $ — $ 375 $ 10,811 $ 375
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
4,401
Australia .............................................................................................
1,367
Austria ................................................................................................
883
Azerbaijan ..........................................................................................
763
Bahrain ...............................................................................................
3,818
Belarus ................................................................................................
94
Bermuda .............................................................................................
5,270
Brazil ..................................................................................................
6,669
Canada ................................................................................................
11,233
Cayman Islands ...................................................................................
29,908

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Chile ...................................................................................................
2,671
China ..................................................................................................
5,075
Colombia .............................................................................................
3,665
Costa Rica ...........................................................................................
2,931
Czech Republic ...................................................................................
403
Denmark .............................................................................................
3,054
Dominican Republic ...........................................................................
1,642
Ecuador ..............................................................................................
2,502
Egypt ..................................................................................................
2,603
El Salvador .........................................................................................
902
Ethiopia ..............................................................................................
685
Finland ...............................................................................................
1,535
France .................................................................................................
15,803
Georgia ...............................................................................................
748
Germany .............................................................................................
14,831
Ghana .................................................................................................
786
Honduras ............................................................................................
324
Hong Kong ..........................................................................................
590
India ...................................................................................................
2,517
Indonesia ............................................................................................
3,169
Iraq .....................................................................................................
724
Ireland ................................................................................................
1,555
Israel ...................................................................................................
1,523
Italy ....................................................................................................
12,913
Japan ..................................................................................................
1,625
Jersey ..................................................................................................
2,193
Jordan .................................................................................................
1,496
Kazakhstan .........................................................................................
1,651
Kenya ..................................................................................................
1,117
Lebanon ..............................................................................................
171
Liberia ................................................................................................
583
Luxembourg ........................................................................................
7,176
Malaysia ..............................................................................................
2,845
Mexico ................................................................................................
13,745
Morocco ..............................................................................................
1,069
Mozambique ........................................................................................
1,105
Netherlands ........................................................................................
6,618
Nigeria ................................................................................................
631
Norway ................................................................................................
737
Oman ..................................................................................................
2,735
Pakistan ..............................................................................................
1,927
Panama ...............................................................................................
407
Paraguay .............................................................................................
543
Peru ....................................................................................................
1,819
Philippines ..........................................................................................
663
Portugal ..............................................................................................
291
Puerto Rico .........................................................................................
268
Qatar ...................................................................................................
702
Russia .................................................................................................
284
Saudi Arabia .......................................................................................
3,755
Senegal ...............................................................................................
199
Singapore ............................................................................................
567
South Africa ........................................................................................
5,132
South Korea ........................................................................................
928
Spain ...................................................................................................
5,118
Sri Lanka ............................................................................................
935

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Amounts in thousands
Country Exposure
Fair Value
$
Sweden ................................................................................................
855
Switzerland .........................................................................................
2,752
Thailand ..............................................................................................
206
Trinidad and Tobago ...........................................................................
938
Turkey .................................................................................................
7,116
Ukraine ...............................................................................................
1,473
United Arab Emirates .........................................................................
2,451
United Kingdom ..................................................................................
26,089
United States .......................................................................................
426,079
Uzbekistan ..........................................................................................
817
Venezuela, Bolivarian Republic of ......................................................
970
Zambia ................................................................................................
766
Total Investments ....................................................................
687,104

See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 6,911 $ —
Variation margin on futures contracts* — — 6,804
Total
$ — $ 6,911 $ 6,804
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 10,784
Unrealized depreciation on foreign currency exchange contracts — 4,248 —
Credit default swap contracts, at fair value 316 — —
Total
$ 316 $ 4,248 $ 10,784
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (9,830)
Credit default swap contracts 1,621 — —
Foreign currency exchange contracts — 4,472 —
Total
$ 1,621 $ 4,472 $ (9,830)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 238
Credit default swap contracts 36 — —
Foreign currency exchange contracts — 2,386 —
Total
$ 36 $ 2,386 $ 238
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 6,911 $ — $ 6,911
Total Financial and Derivative Assets
6,911 — 6,911
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 6,911 $ — $ 6,911
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,283 $ 180 $ 1,600 $ 503
Citigroup
1,051 1,051 — —
HSBC
388 16 — 372
JPMorgan Chase
843 423 — 420
Royal Bank of Canada
423 36 — 387
Standard Chartered
411 32 — 379
State Street
1,005 445 — 560
Toronto Dominion Bank
41 41 — —
UBS
466 225 — 241
Total
$ 6,911 $ 2,449 $ 1,600 $ 2,862

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,248 $ — $ 4,248
Credit Default Swap Contracts Credit default swap contracts, at fair value 316 — 316
Total Financial and Derivative Liabilities
4,564 — 4,564
Financial and Derivative Liabilities not subject to a netting agreement
(316) — (316)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,248 $ — $ 4,248
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 577 $ 180 $ — $ 397
Citigroup 1,063 1,051 — 12
HSBC 16 16 — —
JPMorgan Chase 423 423 — —
Royal Bank of Canada 421 36 — 385
Standard Chartered 426 32 — 394
State Street 672 445 — 227
Toronto Dominion Bank 425 41 — 384
UBS 225 225 — —
Total
$ 4,248 $ 2,449 $ — $ 1,799
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 771,760
Investments, at fair value(>) ...........................................................................................................................................................
687,104
Cash ............................................................................................................................................................................................... 2,594
Foreign currency holdings(^) ......................................................................................................................................................... 1,409
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 6,911
Receivables:
Dividends and interest ....................................................................................................................................................... 7,762
Dividends from affiliated funds .......................................................................................................................................... 13
Investments sold ................................................................................................................................................................ 1,079
Fund shares sold ................................................................................................................................................................ 20,499
Foreign capital gains taxes recoverable ............................................................................................................................. 7
From broker(a)(b) ............................................................................................................................................................... 15,445
Investments matured( < ) ..................................................................................................................................................... 726
Variation margin on futures contracts ................................................................................................................................. 3,192
Prepaid expenses ........................................................................................................................................................................... 9
Total assets .................................................................................................................................................
746,750
Liabilities
Payables:
Due to broker (c)(d)(e) ........................................................................................................................................................ 4,468
Investments purchased ...................................................................................................................................................... 14,018
Fund shares redeemed ....................................................................................................................................................... 20,534
Accrued fees to affiliates .................................................................................................................................................... 393
Other accrued expenses ..................................................................................................................................................... 195
Variation margin on futures contracts ................................................................................................................................. 7,164
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,248
Credit default swap contracts, at fair value(+) ................................................................................................................................ 316
Total liabilities .............................................................................................................................................
51,336
Net Assets ............................................................................................................................................................
$ 695,414

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (143,290)
Shares of beneficial interest ...........................................................................................................................................................
823
Additional paid-in capital ..............................................................................................................................................................
837,881
Net Assets ............................................................................................................................................................
$ 695,414
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.40
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 8.73
Class A — Net assets ............................................................................................................................................................. $ 3,067,630
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 364,983
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.33
Class C — Net assets ............................................................................................................................................................. $ 2,180,386
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 261,639
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.44
Class M — Net assets ............................................................................................................................................................ $ 97,600,645
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 11,562,384
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.45
Class S — Net assets ............................................................................................................................................................. $ 589,528,999
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 69,781,144
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 8.44
Class Y — Net assets ............................................................................................................................................................. $ 3,036,176
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 359,714
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,395
(+)     Credit default swap contracts - premiums paid (received) $ (503)
(<)     Investments matured - cost $ 10,474
(>)     Investments in affiliates, U.S. Cash Management Fund $ 88,189
(a)     Receivable from Broker for Futures $ 14,948
(b)     Receivable from Broker for Swaps $ 497
(c)     Due to Broker for Futures $ 2,118
(d)     Due to Broker for Swaps $ 1,440
(e)     Due to Broker for Forwards $ 910
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 899
Dividends from affiliated funds ......................................................................................................................................... 3 4
Interest .............................................................................................................................................................................. 17,115
Less foreign taxes withheld ............................................................................................................................................... (4)
Total investment income ...............................................................................................................................................................
18,044
Expenses
Advisory fees .................................................................................................................................................................... 3,524
Administrative fees ........................................................................................................................................................... 169
Custodian fees ................................................................................................................................................................... 100
Distribution fees - Class A ................................................................................................................................................ 4
Distribution fees - Class C ................................................................................................................................................ 9
Transfer agent fees - Class A ............................................................................................................................................ 3
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 100
Transfer agent fees - Class S ............................................................................................................................................. 596
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 111
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 40
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 4,735
Expense reductions ........................................................................................................................................................... (1,923)
Net expenses .................................................................................................................................................................................
2,812
Net investment income (loss) ........................................................................................................................................................
15,232
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (763)
Investments in affiliated funds .......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. (9,830)
Foreign currency exchange contracts ................................................................................................................................ 4,472
Credit default swap contracts ............................................................................................................................................ 1,621
Foreign currency-related transactions ............................................................................................................................... (68)
Net realized gain (loss) ..................................................................................................................................................................
(4,576)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (72,533)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 23 8
Foreign currency exchange contracts ................................................................................................................................ 2,386
Credit default swap contracts ............................................................................................................................................ 36
Investment matured .......................................................................................................................................................... (612)
Foreign currency-related transactions ............................................................................................................................... (228)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (70,714)
Net realized and unrealized gain (loss) ......................................................................................................................................... (75,290)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (60,058)
**      Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,232 $ 24,652
Net realized gain (loss) ...................................................................................................................... (4,576) 11,252
Net change in unrealized appreciation (depreciation) ....................................................................... (70,714) 16,545
Net increase (decrease) in net assets from operations ............................................................................. (60,058) 52,449
Distributions
To shareholders
Class A .......................................................................................................................................... (85) (90)
Class C .......................................................................................................................................... (63) (70)
Class M ......................................................................................................................................... (3,019) (2,877)
Class S ........................................................................................................................................... (18,051) (18,596)
Class Y .......................................................................................................................................... (98) (230)
Net decrease in net assets from distributions .......................................................................................... (21,316) (21,863)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 40,508 139,305
Total Net Increase (Decrease) in Net Assets ..........................................................................
(40,866) 169,891
Net Assets
Beginning of period .................................................................................................................................
736,280 566,389
End of period ..........................................................................................................................................
$ 695,414 $ 736,280

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 52 $ 446 91 $ 868
Proceeds from reinvestment of distributions 9 85 10 90
Payments for shares redeemed (25) (220) (82) (773)
Net increase (decrease)
36 311 19 185
Class C
Proceeds from shares sold 4 35 40 368
Proceeds from reinvestment of distributions 7 63 7 70
Payments for shares redeemed (36) (322) (88) (817)
Net increase (decrease)
(25) (224) (41) (379)
Class M
Proceeds from shares sold 1,362 12,223 6,098 57,346
Proceeds from reinvestment of distributions 329 3,019 304 2,877
Payments for shares redeemed (915) (8,220) (2,107) (19,886)
Net increase (decrease)
776 7,022 4,295 40,337
Class S
Proceeds from shares sold 10,229 89,864 27,837 263,002
Proceeds from reinvestment of distributions 1,962 18,031 1,964 18,570
Payments for shares redeemed (8,335) (74,559) (18,561) (174,901)
Net increase (decrease)
3,856 33,336 11,240 106,671
Class Y
Proceeds from shares sold 58 511 311 2,922
Proceeds from reinvestment of distributions 11 98 24 230
Payments for shares redeemed (63) (546) (1,138) (10,661)
Net increase (decrease)
6 63 (803) (7,509)
Total increase (decrease)
4,649 $ 40,508 14,710 $ 139,305

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2022* 9.43 .18 (.95) (.77) (.26) (.26)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
October 31, 2017 9.69 .48 .21 .69 (.35) (.35)
Class C
April 30, 2022* 9.35 .15 (.94) (.79) (.23) (.23)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
October 31, 2017 9.64 .40 .22 .62 (.29) (.29)
Class M
April 30, 2022* 9.47 .20 (.96) (.76) (.27) (.27)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
October 31, 2017(3) 9.60 .31 .28 .59 (.12) (.12)
Class S
April 30, 2022* 9.48 . 19 (.95 ) (.76) (.27) (.27)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
October 31, 2017 9.72 .50 .22 .72 (.37) (.37)
Class Y
April 30, 2022* 9.47 .20 (.95) (.75) (.28) (.28)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)
October 31, 2017 9.72 .51 .22 .73 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
8.40 (8.36) 3,068 1.59 1.05 4.06 22
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
10.03 7.32 5,799 1.57 1.13 4.89 81
8.33 (8.68) 2,180 2.34 1.80 3.31 22
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
9.97 6.56 6,094 2.32 1.88 4.14 81
8.44 (8.19) 97,601 1.34 .75 4.37 22
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
10.07 6.20 33,399 1.33 .83 5.05 81
8.45 (8.20) 589,529 1.34 .80 4.32 22
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
10.07 7.64 643,262 1.32 .88 5.13 81
8.44 (8.18) 3,036 1.14 .72 4.39 22
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82
10.07 7.72 421,474 1.13 .80 5.22 81

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 323,384
Administration fees 26,792
Distribution fees 2,007
Shareholder servicing fees 467
Transfer agent fees 40,276
$ 392,926
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,704 $ 198,002 $ 185,508 $ (8) $ (1) $ 88,189 $ 34 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 775,916,444 $ 23,022,327 $ (113,426,894) $ (90,404,567)

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Unconstrained Total Return Fund 303
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 943.90 $ 1,019.24
Expenses Paid During Period* $ 5.40 $ 5.61
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 941.10 $ 1,015.52
Expenses Paid During Period* $ 9.00 $ 9.35
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 946.60 $ 1,020.98
Expenses Paid During Period* $ 3.72 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
304 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 945.30 $ 1,020.48
Expenses Paid During Period* $ 4.20 $ 4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. W ithout any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 945.90 $ 1,021.47
Expenses Paid During Period* $ 3.23 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 55.0%
Corporate Bonds and Notes - 7.9%
AES Corp. (The)
Series WI
2.450% due 01/15/31
100 83
Air Lease Corp.
3.250% due 03/01/25
100 97
Aircastle , Ltd.
4.125% due 05/01/24
100 99
Alcoa Corp.
4.125% due 03/31/29
(Þ) 200 187
Ally Financial, Inc.
5.750% due 11/20/25
70 72
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)
(Ê)(ƒ) 405 349
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25
(Þ) 200 199
Ashland LLC
3.375% due 09/01/31
(Þ) 66 57
Ball Corp.
5.250% due 07/01/25
435 446
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 01/15/34
(Þ) 1,000 794
Centene Corp.
2.500% due 03/01/31
650 540
CF Industries, Inc.
5.150% due 03/15/34
102 105
Clearway Energy Operating LLC
3.750% due 02/15/31
(Þ) 214 184
DCP Midstream Operating, LP
3.250% due 02/15/32
200 170
EnLink Midstream Partners, LP
5.050% due 04/01/45
300 231
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)
(Ê) 100 90
General Electric Co.
Series D
4.156% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)
(Ê)(ƒ) 200 189
GUSAP III, LP
Series REGS
4.250% due 01/21/30
200 187
Hanesbrands, Inc.
4.625% due 05/15/24
(Þ) 550 549
HCA, Inc.
5.375% due 02/01/25
1,200 1,234
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)
(Ê)(ƒ) 100 96
Jubilee CLO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)
(Ê) 150 152
Level 3 Financing, Inc.
3.625% due 01/15/29
(Þ) 400 325
Levi Strauss & Co.
3.500% due 03/01/31
(Þ) 500 433
Liberty Mutual Group, Inc.
4.300% due 02/01/61
(Þ) 150 113
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29
(Þ) 287 251
Navient Corp.
5.000% due 03/15/27
153 139
Novelis Corp.
3.875% due 08/15/31
(Þ) 326 280
OneMain Finance Corp.
3.500% due 01/15/27
263 231
3.875% due 09/15/28
22 19
Post Holdings, Inc.
4.500% due 09/15/31
(Þ) 630 524
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24
(Þ) 250 250
PVH Corp.
Series WI
4.625% due 07/10/25
150 151
Sealed Air Corp.
1.573% due 10/15/26
(Þ) 27 24
4.000% due 12/01/27
(Þ) 1,050 986
Sprint Corp.
Series WI
7.875% due 09/15/23
275 289
Steel Dynamics, Inc.
2.400% due 06/15/25
97 93
Taylor Morrison Communities, Inc./
Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24
(Þ) 800 803
TerraForm Power Operating LLC
4.750% due 01/15/30
(Þ) 500 450
T-Mobile USA, Inc.
2.250% due 02/15/26
400 368
Western Digital Corp.
2.850% due 02/01/29
314 278
3.100% due 02/01/32
229 191
12,308
International Debt - 14.3%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.500% due 01/15/25
250 240
Akbank TAS
Series REGS
5.125% due 03/31/25
200 187
Altice France Holding SA
6.000% due 02/15/28
(Þ) 200 165
Ardagh Metal Packaging Finance LLC /
Ardagh Metal Packaging Finance PLC

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
306 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.000% due 09/01/29
200 172
Ashland Services BV
Series REGS
2.000% due 01/30/28
390 372
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24
(Þ) 50 50
Ball Corp.
0.875% due 03/15/24
515 528
Banco BTG Pactual SA
2.750% due 01/11/26
(Þ) 200 182
Series REGS
2.750% due 01/11/26
200 182
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)
(Ê)(ƒ) 200 192
Barclays PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)
(Ê)(ƒ) 200 167
Barry Callebaut Services NV
5.500% due 06/15/23
(Þ) 200 203
Berry Global, Inc.
Series REGS
7.000% due 01/15/25
750 754
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24
400 409
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)
(Ê)(ƒ) 700 604
Canpack SA/Eastern Land Investment
Holding LLC
3.125% due 11/01/25
(Þ) 348 322
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28
600 557
Celanese Holdings LLC
0.625% due 09/10/28
271 243
Cemex SAB de CV
Series REGS
3.875% due 07/11/31
400 339
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31
800 661
Coca-Cola Icecek AS
Series REGS
4.500% due 01/20/29
200 186
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25
400 288
2.700% due 07/12/26
200 130
Credit Agricole SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)
(Ê)(ƒ)(Þ) 200 172
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)
(Ê)(ƒ) 550 441
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 186
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)
(Ê)(ƒ) 200 194
Export-Import Bank of India
Series REGS
2.250% due 01/13/31
400 325
Falabella SA
Series REGS
3.375% due 01/15/32
200 175
FMG Resources August, Ltd.
6.125% due 04/15/32
(Þ) 56 56
Ford Motor Credit Co. LLC
2.748% due 06/14/24
200 239
4.535% due 03/06/25
400 492
Fortescue Metals Group, Ltd.
5.125% due 05/15/24
(Þ) 300 303
Graphic Packaging International LLC
2.625% due 02/01/29
(Þ) 300 287
Greenko Power II, Ltd.
4.300% due 12/13/28
(Þ) 200 176
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)
(Ê)(ƒ) 170 138
Huntsman International LLC
Series WI
4.250% due 04/01/25
800 875
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)
(Ê)(ƒ) 400 315
IQVIA, Inc.
Series REGS
2.250% due 03/15/29
1,125 1,037
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)
(Ê) 200 180
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31
600 476
Kraft Heinz Foods Co.
4.125% due 07/01/27
106 137

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Logan Group Co., Ltd.
6.900% due 06/09/24
200 56
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)
(Ê)(Þ) 400 330
MARB BondCo PLC
Series REGS
3.950% due 01/29/31
200 166
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31
400 346
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26
178 208
0.993% due 10/15/26
652 610
Natwest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)
(Ê)(ƒ) 600 503
Netflix, Inc.
Series REGS
3.625% due 06/15/30
1,050 1,087
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29
200 177
Orbia Advance Corp. SAB de CV
1.875% due 05/11/26
(Þ) 200 179
Series REGS
1.875% due 05/11/26
200 179
Petrobras Global Finance BV
6.850% due 06/05/15
200 176
Seagate HDD Cayman
3.375% due 07/15/31
790 642
Shimao Group Holdings, Ltd.
4.600% due 07/13/30
300 65
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25
200 208
2.250% due 06/01/28
450 412
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)
(Ê) 251 225
SPCM SA
3.125% due 03/15/27
(Þ) 300 265
3.375% due 03/15/30
(Þ) 414 351
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31
(Þ) 200 164
Series REGS
2.875% due 08/12/31
200 164
Suzano Austria GmbH
2.500% due 09/15/28
200 170
Series DM3N
3.125% due 01/15/32
200 162
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)
(Ê)(ƒ) 200 193
Telecom Italia Capital SA
6.000% due 09/30/34
100 87
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24
200 191
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25
286 267
UPC Broadband Finco BV
4.875% due 07/15/31
(Þ) 450 395
Vale Overseas, Ltd.
3.750% due 07/08/30
100 90
Vanke Real Estate Hong Kong Co., Ltd.
4.200% due 06/07/24
200 197
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29
400 338
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)
(Ê) 200 169
22,109
Loan Agreements - 0.0%
CIBT Global, Inc., Term Loan
2.000% due 06/01/24 (USD 3 Month
LIBOR  + 1.000%)
(Ê) — —
Non-US Bonds - 22.4%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.674%)
(Ê)(ƒ) EUR 200 203
AlbaCore Curo CLO
Series 2021-3X Class D
3.200% due 12/15/34 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 300 300
Series 2022-4X Class D
1.000% due 07/15/35 (3 Month
EURIBOR + 4.600%)
(Ê)(Š) EUR 100 105
Alpha Services and Holdings SA
3.000% due 02/14/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 3.468%)
(Ê) EUR 100 104
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)
(Ê) EUR 100 96
Altice Financing SA
4.250% due 08/15/29
(Þ) EUR 100 90
Series REGS
2.250% due 01/15/25
EUR 463 453
Altice France Holding SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
308 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.000% due 02/15/28
EUR 500 437
Arbour CLO X
Series 2022-10X Class D
3.500% due 06/15/34 (3 Month
EURIBOR + 3.500%)
(Ê) EUR 150 153
Arcelik AS
3.000% due 05/27/26
EUR 350 343
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27
GBP 430 464
Australia Government International
Bond
Series 150
3.000% due 03/21/47
AUD 4,500 2,932
Series 166
3.000% due 11/21/33
AUD 4,700 3,264
Banco BPM SpA
1.525% due 02/18/25
EUR 250 255
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 2.785%)
(Ê) EUR 100 90
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.650%)
(Ê) EUR 100 95
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)
(Ê)(ƒ) EUR 200 198
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)
(Ê)(ƒ) EUR 100 112
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.857%)
(Ê)(ƒ) EUR 400 333
Canpack SA/Eastern Land Investment
Holding LLC
Series REGS
2.375% due 11/01/27
EUR 300 275
Capital Four CLO
Series 2021-3X Class D
3.100% due 10/15/34 (3 Month
EURIBOR + 3.100%)
(Ê) EUR 157 158
Ceconomy AG
1.750% due 06/24/26
EUR 300 269
Cellnex Finance Co. SA
2.000% due 02/15/33
EUR 200 166
Chile Government International Bond
0.555% due 01/21/29
EUR 100 94
CIFC European Funding CLO II
Series 2021-5X Class D
3.150% due 11/23/34 (3 Month
EURIBOR + 3.150%)
(Ê) EUR 200 201
Commerzbank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 01/22/25
GBP 200 239
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.387%)
(Ê)(ƒ) EUR 200 181
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.702%)
(Ê)(ƒ) EUR 600 568
Crown European Holdings SA
Series REGS
2.625% due 09/30/24
EUR 100 105
Dowson
Series 2021-2 Class D
2.491% due 10/20/28 (SONIA +
1.800%)
(Ê) GBP 109 135
Series 2022-1 Class D
3.391% due 01/20/29 (SONIA +
2.700%)
(Ê) GBP 110 139
Dutch Property Finance BV (DPF)
Series 2022-1 Class D
1.000% due 10/28/59 (3 Month
EURIBOR + 2.400%)
(Ê) EUR 100 105
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)
(Ê)(ƒ) GBP 200 247
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)
(Ê)(ƒ) EUR 600 506
Energias de Portugal SA
Series NC5.
1.500% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.888%)
(Ê) EUR 100 91
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.080%)
(Ê) EUR 100 85
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)
(Ê) EUR 395 416
Eurofins Scientific SE
0.875% due 05/19/31
EUR 200 177
Faurecia SE
2.375% due 06/15/27
EUR 150 133
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
3.600% due 10/15/34 (3 Month
EURIBOR + 3.600%)
(Ê) EUR 150 153
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28
EUR 639 605
Grifols SA
3.875% due 10/15/28
(Þ) EUR 104 98
Hayfin Emerald CLO I DAC

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-8X Class D
3.500% due 01/17/35 (3 Month
EURIBOR + 3.500%)
(Ê) EUR 150 150
Hayfin Emerald CLO IV DAC
Series 2021-4X Class DR
3.450% due 10/15/34 (3 Month
EURIBOR + 3.450%)
(Ê) EUR 400 406
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)
(Ê)(ƒ) EUR 300 257
Henley Investment Management, Ltd.
Series 2021-6X Class D
3.150% due 06/10/34 (3 Month
EURIBOR + 3.150%)
(Ê) EUR 219 218
Series 2022-7X Class D
4.250% due 04/25/34 (3 Month
EURIBOR + 4.250%)
(Ê) EUR 300 313
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)
(Ê) EUR 100 100
ICG Euro CLO
Series 2022-1X Class D
1.000% due 05/15/35 (3 Month
EURIBOR + 4.600%)
(Ê) EUR 200 210
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25
EUR 400 407
Iliad SA
1.875% due 02/11/28
EUR 400 350
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31
EUR 500 455
International Consolidated Airlines
0.500% due 07/04/23
EUR 300 305
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28
EUR 100 89
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.274%)
(Ê)(ƒ) EUR 700 587
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)
(Ê)(ƒ) EUR 600 487
Lagarder SCA Bond Issuance
1.750% due 10/07/27
EUR 200 203
Land Nordrhein - Westfalen
2.150% due 03/21/19
EUR 1,700 1,761
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
2.341% due 07/20/58 (SONIA +
1.650%)
(Ê) GBP 100 122
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24
EUR 400 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Logicor Financing SARL
1.500% due 07/13/26
EUR 100 100
Lorca Telecom Bondco SA
4.000% due 09/18/27
(Þ) EUR 100 97
Series REGS
4.000% due 09/18/27
EUR 300 290
Loxam SAS
3.250% due 01/14/25
EUR 200 204
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26
EUR 350 342
Newday Funding Master Issuer PLC
Series 2021-3X Class D
3.041% due 11/15/29 (SONIA +
2.350%)
(Ê) GBP 117 146
Nexans SA
3.750% due 08/08/23
EUR 200 216
Nexi SpA
1.625% due 04/30/26
EUR 100 97
2.125% due 04/30/29
EUR 300 270
Nobel Bidco BV
Series REGS
3.125% due 06/15/28
EUR 300 263
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29
EUR 100 95
Orsted A/S
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)
(Ê) GBP 200 204
Pension Insurance Corp. PLC
3.625% due 10/21/32
GBP 200 220
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)
(Ê)(ƒ) GBP 200 237
Providus CLO
Series 2021-6X Class D
3.200% due 05/20/34 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 200 198
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)
(Ê) GBP 150 164
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27
EUR 290 267
Rexel SA
2.125% due 06/15/28
EUR 150 145
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
3.450% due 01/24/35 (3 Month
EURIBOR + 3.450%)
(Ê) EUR 150 152
Rothesay Life PLC
Series REGS
3.375% due 07/12/26
GBP 150 184

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
310 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samhallsbyggnadsbolaget I Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.814%)
(Ê)(ƒ) EUR 100 88
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)
(Ê)(ƒ) EUR 500 435
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26
EUR 100 98
SIG Combibloc Purchase Co.
2.125% due 06/18/25
(Þ) EUR 723 759
Smurfit Kappa Treasury ULC
0.500% due 09/22/29
EUR 425 390
SoftBank Group Corp.
3.125% due 09/19/25
EUR 250 242
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)
(Ê)(ƒ) EUR 100 97
Sound Point Euro CLO
Series 2021-7X Class D
3.200% due 01/25/35 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 195 193
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)
(Ê)(ƒ) EUR 700 607
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28
EUR 100 100
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.719%)
(Ê)(ƒ) EUR 200 205
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99
(~)(Ê)(ƒ) EUR 100 97
Tesco Personal Finance Group PLC
3.500% due 07/25/25
GBP 150 188
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26
GBP 120 144
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
1.941% due 07/12/63 (SONIA +
1.250%)
(Ê) GBP 100 125
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26
EUR 100 101
Twin Bridges Mortgage Trust
Series 2021-2 Class D
2.191% due 09/12/55 (SONIA +
1.500%)
(Ê) GBP 100 121
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)
(Ê)(ƒ) EUR 400 340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25
EUR 100 107
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)
(Ê)(ƒ) EUR 200 201
United Group BV
4.625% due 08/15/28
(Þ) EUR 100 94
Series REGS
3.625% due 02/15/28
EUR 100 92
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)
(Ê)(ƒ) EUR 700 643
Verallia SA
1.875% due 11/10/31
EUR 400 361
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31
GBP 770 836
Volvo Car AB
2.125% due 04/02/24
EUR 500 525
2.000% due 01/24/25
EUR 200 205
VZ Secured Financing BV
Series REGS
3.500% due 01/15/32
EUR 1,000 898
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29
EUR 350 313
Wizz Air Finance Co. BV
1.350% due 01/19/24
EUR 180 181
34,705
United States Government Treasuries - 10.4%
United States Treasury Notes
0.750% due 12/31/23
4,000 3,878
0.875% due 01/31/24
4,000 3,879
0.250% due 03/15/24
100 96
0.250% due 08/31/25
2,047 1,873
2.750% due 08/31/25
600 597
1.125% due 02/15/31
6,700 5,782
16,105
Total Long-Term Investments
(cost $97,908) 85,227
Options Purchased - 1.0%
(Number of Contracts)
Eurodollar Mid-Curve
Futures
Macquarie Group May 2022 97.63
Call (50) 12,203 (ÿ)
—
Macquarie Group May 2022 97.13
Put (100) 24,281 (ÿ) 185
Macquarie Group May 2022 97.63
Put (50) 12,203 (ÿ) 154
iTraxx Europe Index
Bank of America Jul 2022 5.00
Put (1)
10,500 (ÿ)
203
Barclays Jul 2022 5.00 Put (1) 5,500 (ÿ)
106

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Morgan Stanley, USD 2.005%/USD 3
Month LIBOR, USD 5,000, 05/18/52)
Morgan Stanley May 2022 0.00
Call (1)
5,000 (ÿ)
3
(Merrill Lynch, USD 3 Month LIBOR/
USD 5.000%, USD 15,000, 06/20/27)
Merrill Lynch Jun 2022 99.00 Put
(1)
10,000 (ÿ)
113
(JP Morgan, USD 3 Month LIBOR/USD
5.000%, USD 10,000, 06/20/27)
JPMorgan Chase Jun 2022 99.00
Put (1)
15,000 (ÿ)
169
(Morgan Stanley, USD 3 Month LIBOR/
USD 2.005%, USD 5,000, 05/18/52)
Morgan Stanley May 2022 0.00
Put (1)
5,000 (ÿ)
510
Three Month Euribor
Futures
Macquarie Group December 2022
99.88 Call (50) 12,500 (ÿ) 7
Macquarie Group December 2022
99.88 Put (50) 12,500 (ÿ) 84
Three Month SONIA
Index Futures
Macquarie Group May 2022 98.60
Call (50) 12,500 (ÿ) 6
Macquarie Group May 2022 98.40
Call (8) 1 2, 500 (ÿ) 23
Macquarie Group May 2022 98.20
Put (12) 18,750 (ÿ) 4
Total Options Purchased
(cost $881) 1,567
Short-Term Investments - 26.1%
First Quantum Minerals, Ltd.
7.250% due 04/01/23
(Þ) 58 58
Marks & Spencer PLC
4.500% due 07/10/22
500 601
Mylan, Inc.
3.125% due 01/15/23
(Þ) 130 130
Range Resources Corp.
5.000% due 03/15/23
273 274
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22
(Š) 200 —
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23
250 2514
U.S. Cash Management Fund(@) 38,927,018
(∞)
38,915
Vanke Real Estate Hong Kong Co., Ltd.
4.150% due 04/18/23
200 200
Total Short-Term Investments
(cost $40,740) 40,429
Total Investments - 82.1%
(identified cost $139,529) 127,223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 17.9%
27,720
Net Assets - 100.0%
154,943

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
312 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.3%
Alcoa Corp. 07/13/21 200,000 103.89 208
187
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
90
Altice France Holding SA 04/08/22 200,000 84.11 168
165
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 102.93 206
199
Ashland LLC 11/22/21 66,000 98.68 65
57
Avolon Holdings Funding, Ltd. 11/18/19 50,000 104.29 52
50
Banco BTG Pactual SA 01/06/21 200,000 99.56 199
182
Barry Callebaut Services NV 04/24/20 200,000 102.61 205
203
Canpack SA/Eastern Land Investment Holding LLC 10/15/20 348,000 100.00 348
322
CCO Holdings LLC / CCO Holdings Capital Corp. 02/02/22 1,000,000 94.34 943
794
Clearway Energy Operating LLC 07/15/21 214,000 95.94 205
184
Credit Agricole SA 01/04/22 200,000 100.00 200
172
First Quantum Minerals, Ltd. 11/18/19 58,000 100.33 58
58
FMG Resources August, Ltd. 04/06/22 56,000 100.00 56
56
Fortescue Metals Group, Ltd. 01/29/20 300,000 103.09 309
303
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.15 345
287
Greenko Power II, Ltd. 12/07/21 200,000 100.00 200
176
Grifols SA 09/28/21 EUR 104,000 116.87 122
98
Hanesbrands, Inc. 04/24/20 550,000 100.77 554
549
Level 3 Financing, Inc. 10/13/21 400,000 95.35 381
325
Levi Strauss & Co. 09/22/21 500,000 102.79 514
433
Liberty Mutual Group, Inc. 03/25/22 150,000 78.76 118
113
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
97
Macquarie Bank, Ltd. 07/15/21 400,000 99.68 399
330
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.53 286
251
Mylan, Inc. 11/18/19 130,000 100.31 130
130
Novelis Corp. 07/26/21 326,000 100.00 326
280
Orbia Advance Corp. SAB de CV 06/24/21 200,000 100.83 202
179
Post Holdings, Inc. 07/15/21 630,000 99.89 629
524
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.24 253
250
Sealed Air Corp. 09/15/21 27,000 100.00 27
24
Sealed Air Corp. 03/28/22 1,050,000 97.91 1,028
986
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
759
SPCM SA 09/09/21 414,000 100.10 414
351
SPCM SA 04/04/22 300,000 92.22 277
265
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 97.96 196
164
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 07/07/21 800,000 106.06 849
803
TerraForm Power Operating LLC 02/10/22 500,000 99.57 498
450
United Group BV 07/20/21 EUR 100,000 117.83 118
94
UPC Broadband Finco BV 01/06/22 450,000 101.52 457 395
11,335
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 95 AUD 11,793 06/22
(504)
Canadian 10 Year Government Bond Futures 94 CAD 11,878 06/22
(580)
Canadian Bankers Acceptance Futures 27 CAD 6,525 12/22
(67)
Eurodollar Futures 1 USD 245 06/22
(1)
Eurodollar Futures 130 USD 31,377 03/23
(210)
Eurodollar Futures 324 USD 78,075 06/23
(1,297)
Eurodollar Futures 283 USD 68,352 12/23
(1,448)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 313
Futures Contracts
Amounts in thousands (except contract amounts )
Eurodollar Futures 141 USD 34,092 03/24
(481)
Eurodollar Futures 119 USD 28,804 09/24
(221)
Eurodollar Futures 3 USD 727 09/25
(4)
Eurodollar Futures 122 USD 29,583 06/26
(257)
Japanese 10 Year Government Bond Futures 3 JPY 448,861 06/22
14
Long Gilt Futures 34 GBP 4,027 06/22
(186)
Three Month Euribor Futures 113 EUR 27,924 03/23
(281)
Three Month Euribor Futures 181 EUR 44,481 09/23
(249)
Three Month Euribor Futures 25 EUR 6,141 12/23
(62)
Three Month Euribor Futures 36 EUR 8,851 12/24
(80)
Three Month Euribor Futures 21 EUR 5,162 09/25
(16)
Three Month SONIA Index Futures 17 GBP 4,215 06/22
—
Three Month SONIA Index Futures 53 GBP 12,982 12/22
(22)
Three Month SONIA Index Futures 17 GBP 4,152 03/23
(44)
Three Month SONIA Index Futures 130 GBP 31,652 09/23
20
Three Month SONIA Index Futures 18 GBP 4,389 06/24
(42)
Three Month SONIA Index Futures 17 GBP 4,161 06/25
(17)
Three Month SONIA Index Futures 31 GBP 7,590 03/26
(52)
United States 2 Year Treasury Note Futures 32 USD 6,746 06/22
(126)
United States 5 Year Treasury Note Futures 97 USD 10,929 06/22
(493)
United States 10 Year Treasury Note Futures 28 USD 3,336 06/22
(105)
United States Treasury Long Bond Futures 4 USD 563 06/22 (8)
Short Positions
Australia 3 Year Government Bond Futures 32 AUD 3,487 06/22
18
Australia 10 Year Government Bond Futures 125 AUD 15,517 06/22
17
Canadian 5 Year Government Bond Futures 5 CAD 579 06/22
18
Canadian 10 Year Government Bond Futures 20 CAD 2,527 06/22
58
Canadian Bankers Acceptance Futures 21 CAD 5,132 06/22
33
Euro-Bund Futures 88 EUR 13,516 06/22
1,084
Euro- Buxl 30 Year Bond Futures 19 EUR 3,249 06/22
371
Eurodollar Futures 101 USD 24,553 09/22
181
Eurodollar Futures 115 USD 27,821 12/22
273
Eurodollar Futures 186 USD 44,868 09/23
935
Eurodollar Futures 103 USD 24,921 06/24
425
Eurodollar Futures 168 USD 40,677 12/24
458
Eurodollar Futures 62 USD 15,020 03/25
59
Eurodollar Futures 73 USD 17,692 06/25
174
Eurodollar Futures 2 USD 485 03/26
3
Euro-Schatz Futures 135 EUR 14,870 06/22
237
Long Gilt Futures 57 GBP 6,751 06/22
256
Three Month Euribor Futures 13 EUR 3,242 09/22
15
Three Month Euribor Futures 147 EUR 36,489 12/22
424
Three Month Euribor Futures 11 EUR 2,709 06/23
9
Three Month Euribor Futures 26 EUR 6,388 03/24
66
Three Month Euribor Futures 89 EUR 21,874 06/24
206
Three Month Euribor Futures 3 EUR 737 09/24
6
Three Month Euribor Futures 9 EUR 2,212 03/25
28
Three Month Euribor Futures 26 EUR 6,391 06/25
60
Three Month Euribor Futures 29 EUR 7,127 12/25
40
Three Month SONIA Index Futures 128 GBP 31,522 09/22
(43)
Three Month SONIA Index Futures 113 GBP 27,507 12/23
(40)
Three Month SONIA Index Futures 30 GBP 7,307 03/24
8
Three Month SONIA Index Futures 12 GBP 2,930 09/24
21
Three Month SONIA Index Futures 17 GBP 4,156 12/24
13
Three Month SONIA Index Futures 16 GBP 3,915 03/25
17

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
314 Unconstrained Total Return Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Three Month SONIA Index Futures 6 GBP 1,469 12/25
7
United States 2 Year Treasury Note Futures 108 USD 22,768 06/22
437
United States 10 Year Treasury Note Futures 132 USD 15,729 06/22
311
United States 10 Year Ultra Treasury Note Futures 39 USD 5,031 06/22
308
United States Treasury Ultra Bond Futures 6 USD 963 06/22 147
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (179)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
iTraxx Europe Index Barclays Put 1 5.50 5,500 07/20/22 (81)
Total Liability for Options Written (premiums received $42) (81)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group AUD 4,000 USD 2,978 05/05/22 152
Australia and New Zealand Banking Group JPY 600,000 USD 4,993 05/12/22 370
Barclays USD 232 EUR 210 06/15/22 (10)
Barclays AUD 6,000 USD 4,439 05/05/22 199
Barclays EUR 2,500 USD 2,751 05/05/22 114
Barclays EUR 250 USD 277 06/15/22 12
Barclays GBP 200 USD 263 05/05/22 11
JPMorgan Chase USD 18,049 AUD 25,000 03/17/23 (340)
JPMorgan Chase USD 215 EUR 200 06/15/22 (3)
JPMorgan Chase USD 287 EUR 260 06/15/22 (12)
JPMorgan Chase USD 822 JPY 95,000 06/15/22 (89)
JPMorgan Chase AUD 25,000 USD 17,988 06/17/22 309
Lloyds USD 1,890 EUR 1,700 06/15/22 (93)
Northern Trust EUR 350 USD 380 06/15/22 10
Royal Bank of Canada USD 217 EUR 200 06/15/22 (5)
Royal Bank of Canada USD 822 JPY 95,000 06/15/22 (89)
Royal Bank of Canada EUR 150 USD 159 06/15/22 —
Royal Bank of Canada EUR 200 USD 218 06/15/22 7
Royal Bank of Canada EUR 300 USD 326 06/15/22 9
Royal Bank of Canada EUR 11,000 USD 12,076 06/15/22 448
Royal Bank of Canada JPY 190,000 USD 1,519 06/15/22 53
State Street EUR 265 USD 292 06/15/22 12
State Street EUR 11,000 USD 12,076 06/15/22 449
State Street EUR 11,000 USD 12,100 06/15/22 474
State Street GBP 4,800 USD 6,267 06/15/22 231
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,219

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 315
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 879 plus [USD 3 Month SOFR]
(2)
03/17/23
— (80) (80)
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 896 plus [USD 3 Month SOFR]
(2)
03/14/23
— (95) (95)
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 224 plus [USD 3 Month SOFR]
(2)
03/14/32
— (22) (22)
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.650%]
(2)
USD 220 plus [USD 3 Month SOFR]
(2)
03/17/32
— (18) (18)
Barclays
JPY 38,400 plus [JPY 3 Month
TONAR - 5.900%]
(2)
USD 338 plus [USD 3 Month SOFR]
(2)
01/27/32
— 1 1
Barclays
JPY 728,900 plus [JPY 3 Month
TONAR - 3.190%]
(2)
USD 6,411 plus [USD 3 Month
SOFR]
(2)
01/27/23
— (61) (61)
Barclays
USD 1,098 plus [USD 3 Month
SOFR - 0.610%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/17/27
— 96 96
Barclays
USD 1,120 plus [USD 3 Month
SOFR - 0.610%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/14/27
— 115 115
BNP Paribas
JPY 1,349,100 plus [JPY 3 Month
TONAR - 3.363%]
(2)
USD 11,684 plus [USD 3 Month
SOFR]
(2)
02/02/23
— (1,285) (1,285)
BNP Paribas
JPY 33,000 plus [JPY 3 Month
TONAR - 6.263%]
(2)
USD 288 plus [USD 3 Month SOFR]
(2)
02/04/32
— (31) (31)
BNP Paribas
JPY 674,600 plus [JPY 3 Month
TONAR - 3.413%]
(2)
USD 5,879 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (698) (698)
BNP Paribas
JPY 71,000 plus [JPY 3 Month
TONAR - 6.163%]
(2)
USD 615 plus [USD 3 Month SOFR]
(2)
02/02/32
— (61) (61)
BNP Paribas
USD 6,166 plus [USD 3 Month
SOFR - 5.460%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
1 691 692
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 3.300%]
(2)
USD 16,676 plus [USD 3 Month
LIBOR]
(2)
10/25/31
— (920) (920)
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 2.950%]
(2)
USD 24,701 plus [USD 3 Month
LIBOR]
(2)
10/06/31
— (1,559) (1,559)
JPMorgan Chase
JPY 33,000 plus [JPY 3 Month
TONAR - 6.263%]
(2)
USD 288 plus [USD 3 Month SOFR]
(2)
02/04/32
— (31) (31)
JPMorgan Chase
JPY 674,600 plus [JPY 3 Month
TONAR - 3.413%]
(2)
USD 5,878 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (698) (698)
JPMorgan Chase
USD 12,298 plus [USD 3 Month
SOFR - 5.360%]
(2)
JPY 1,420,100 plus [JPY 3 Month
TONAR]
(2)
02/02/27
— 1,282 1,282
JPMorgan Chase
USD 16,676 plus [USD 3 Month
LIBOR + 2.050%]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW]
(2)
10/25/26
— 941 941
JPMorgan Chase
USD 24,701 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 1.930%]
(2)
10/06/26
— 1,536 1,536
JPMorgan Chase
USD 6,165 plus [USD 3 Month
SOFR - 5.455%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
(1) 699 698
JPMorgan Chase
USD 6,748 plus [USD 3 Month
SOFR - 5.110%]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR]
(2)
01/27/27
— 17 17
Total Fair Value on Open Currency Swap Contracts Premiums Paid (Received) (å)
— (181) (181)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 9,000
3 Month Canadian
Dealer Offered Rate
(3)
1.723%
(3)
01/18/23
— 41 41
Bank of America CAD 9,700
3 Month Canadian
Dealer Offered Rate
(3)
1.785%
(3)
06/16/23
— 60 60

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
316 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/24
— (168) (168)
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/18/24
— (106) (106)
Bank of America GBP 29,000 0.960%
(3)
12 Month SONIA
(3)
08/07/25
— (940) (940)
Bank of America CAD 28,200
3 Month Canadian
Dealer Offered Rate
(3)
2.306%
(3)
01/17/26
— 179 179
Bank of America CAD 10,000
3 Month Canadian
Dealer Offered Rate
(3)
1.828%
(3)
12/16/26
— 192 192
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
— 306 306
Bank of America EUR 4,248 0.411%
(4)
6 Month EURIBOR
(3)
02/03/27
(30) (85) (115)
Bank of America EUR 4,248 6 Month EURIBOR
(3)
0.411%
(4)
02/03/27
— 115 115
Bank of America GBP 12,000 1.044%
(3)
12 Month SONIA
(3)
02/18/27
— (719) (719)
Bank of America GBP 18,000 12 Month SONIA
(3)
1.044%
(3)
02/18/27
— 1,078 1,078
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
3.092%
(3)
04/21/27
— 29 29
Bank of America USD 15,000 2.622%
(3)
12 Month SOFR
(2)
04/22/27
— (13) (13)
Bank of America GBP 19,000 12 Month SONIA
(3)
1.105%
(3)
08/06/28
— 468 468
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/16/28
— (139) (139)
Bank of America CAD 20,000 3.260%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/20/29
— (37) (37)
Bank of America USD 15,700 12 Month SOFR
(2)
2.588%
(3)
04/22/29
— 12 12
Bank of America EUR 17,000 6 Month EURIBOR
(3)
0.493%
(4)
12/06/31
— 771 771
Bank of America EUR 17,000 0.493%
(4)
6 Month EURIBOR
(3)
12/06/31
(82) (689) (771)
Bank of America CAD 5,000 2.568%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/32
— (96) (96)
Bank of America EUR 11,500 6 Month EURIBOR
(3)
0.663%
(4)
02/01/32
256 480 736
Bank of America EUR 11,500 0.663%
(4)
6 Month EURIBOR
(3)
02/01/32
— (736) (736)
Bank of America EUR 3,000 6 Month EURIBOR
(3)
0.770%
(4)
02/05/32
40 73 113
Bank of America EUR 3,000 0.770%
(4)
6 Month EURIBOR
(3)
02/05/32
— (113) (113)
Bank of America AUD 56,000
3 Month BBSW +
4.900%
(3)
6 Month BBSW
(3)
04/06/32
— (8) (8)
Bank of America EUR 30,000
6 Month EURIBOR
- 1.295%
(3)
3 Month EURIBOR
(3)
05/02/32
— — —
Bank of America AUD 46,000 2.330%
(3)
6 Month BBSW
(3)
09/24/33
— (669) (669)
Bank of America AUD 30,000 2.529%
(3)
6 Month BBSW
(3)
10/01/33
— (380) (380)
Bank of America AUD 15,000 2.349%
(3)
6 Month BBSW
(3)
09/24/36
— (491) (491)
Bank of America USD 1,000 1.875%
(3)
12 Month SOFR
(2)
01/26/37
— (30) (30)
Bank of America EUR 10,100 0.860%
(4)
6 Month EURIBOR
(3)
02/02/37
(171) (390) (561)
Bank of America EUR 10,100 6 Month EURIBOR
(3)
0.860%
(4)
02/02/37
— 561 561
Bank of America EUR 9,000 1.410%
(4)
6 Month EURIBOR
(3)
03/15/37
— (283) (283)
Bank of America AUD 21,000 6 Month BBSW
(3)
2.090%
(3)
09/24/41
— 465 465
Bank of America EUR 30,000 0.932%
(4)
3 Month EURIBOR
(3)
10/15/41
145 (1,077) (932)
Bank of America EUR 30,000 6 Month EURIBOR
(3)
0.932%
(4)
10/15/41
— 774 774
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.828%
(4)
03/16/42
— 28 28
Bank of America AUD 9,000 6 Month BBSW
(3)
1.680%
(3)
09/24/51
— 294 294

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 317
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America AUD 7,700 6 Month BBSW
(3)
1.856%
(3)
10/01/51
— 208 208
Bank of America USD 1,000 1.595%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
02/24/52
— (19) (19)
Bank of America USD 2,400 1.580%
(3)
12 Month SOFR
(2)
03/07/52
— (48) (48)
Bank of America USD 1,200
Federal Fund
Effective Rate - 1
Year
(2)
1.120%
(3)
02/24/62
— 17 17
Bank of America USD 3,000 12 Month SOFR
(2)
1.105%
(3)
03/07/62
— 43 43
Bank of America EUR 1,222 0.100%
(4)
6 Month EURIBOR
(3)
01/22/72
— (70) (70)
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.002%
(4)
03/14/72 — 139 139
Total Open Interest Rate Swap Contracts (å) 158 (973) (815)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial NV Morgan Stanley 1.365% EUR 500 (1.000%)
(2)
06/20/27
12 (3) 9
Total Open Corporate Issues - Purchase Protection Contracts 12 (3) 9
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 3,000 (5.000%)
(2)
12/20/26
(194) 94 (100)
CDX NA High Yield Index Morgan Stanley USD 3,000 (5.000%)
(2)
06/20/27
(170) 108 (62)
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 (5.000%)
(2)
12/20/26
(1,169) 384 (785)
iTraxx Europe Crossover Index Morgan Stanley EUR 8,000 (5.000%)
(2)
06/20/27
(555) 243 (312)
Total Open Credit Indices - Purchase Protection Contracts (2,088) 829 (1,259)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Aegon NV JPMorgan Chase 1.724% EUR 500 1.000%
(2)
06/20/27
(24) 6 (18)
AES Corp. Morgan Stanley 1.641% USD 100 5.000%
(2)
06/20/27
17 (1) 16
AK Steel Corp. JPMorgan Chase 0.785% USD 175 5.000%
(2)
06/20/25
2 21 23
Anglo American PLC Morgan Stanley 1.546% EUR 700 5.000%
(2)
06/20/27
144 (15) 129
Arcelor Mittal Morgan Stanley 2.011% EUR 200 5.000%
(2)
06/20/27
36 (5) 31
AT&T, Inc. Morgan Stanley 0.789% USD 1,100 1.000%
(2)
06/20/25
14 (6) 8

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
318 Unconstrained Total Return Fund
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Banco Santander SA JPMorgan Chase 1.986% EUR 150 1.000%
(2)
06/20/27
(8) 1 (7)
Barclays PLC JPMorgan Chase 1.738% EUR 400 1.000%
(2)
06/20/27
(12) (3) (15)
Bath & Body Works, Inc. Morgan Stanley 2.707% USD 550 1.000%
(2)
06/20/27
(49) 8 (41)
Calpine Corp. Morgan Stanley 4.614% USD 550 5.000%
(2)
06/20/27
9 3 12
Cellnex Telecom, SA Bank of America 2.613% EUR 400 5.000%
(2)
06/20/27
56 (6) 50
CenturyLink, Inc. Morgan Stanley 4.956% USD 440 1.000%
(2)
06/20/27
(67) (5) (72)
Cleveland-Cliffs, Inc. Morgan Stanley 2.672% USD 425 5.000%
(2)
06/20/27
43 4 47
CNH Industrial NV Morgan Stanley 1.234% EUR 300 5.000%
(2)
06/20/27
62 (2) 60
CNH Industrial NV Morgan Stanley 1.365% EUR 500 1.000%
(2)
06/20/27
(12) 3 (9)
CNH Industrial NV Morgan Stanley 1.365% EUR 500 5.000%
(2)
06/20/27
97 — 97
Credit Suisse Group AG JPMorgan Chase 1.954% EUR 250 1.000%
(2)
06/20/27
(9) (3) (12)
Crown European Holdings JPMorgan Chase 2.074% EUR 800 5.000%
(2)
06/20/27
122 1 123
CSC Holdings, LLC Morgan Stanley 5.409% USD 750 5.000%
(2)
06/20/27
7 (15) (8)
Dell, Inc. Morgan Stanley 1.443% USD 800 1.000%
(2)
06/20/27
(9) (7) (16)
Elis Morgan Stanley 2.969% EUR 400 5.000%
(2)
06/20/27
53 (11) 42
Fiat Morgan Stanley 1.820% EUR 750 5.000%
(2)
06/20/27
143 (17) 126
Ford Motor Co. Morgan Stanley 2.937% USD 100 5.000%
(2)
06/20/27
10 — 10
General Motors Co. Morgan Stanley 2.082% USD 550 5.000%
(2)
06/20/27
83 (7) 76
H.J. Heinz Co. Morgan Stanley 0.962% USD 685 1.000%
(2)
06/20/27
5 (3) 2
Iron Mountain Inc. Morgan Stanley 2.554% USD 645 5.000%
(2)
06/20/27
81 (7) 74
J Sainsbury PLC Morgan Stanley 1.136% EUR 650 1.000%
(2)
06/20/27
(8) 4 (4)
KB Home Morgan Stanley 3.326% USD 800 5.000%
(2)
06/20/27
101 (38) 63
Koninklijke KPN NV Morgan Stanley 0.914% EUR 950 1.000%
(2)
06/20/27
1 4 5
Lennar Corp. Morgan Stanley 1.759% USD 1,100 5.000%
(2)
06/20/27
193 (23) 170
Navient Corp. Morgan Stanley 5.198% USD 275 5.000%
(2)
06/20/27
3 (4) (1)
Nordstrom, Inc. Morgan Stanley 3.730% USD 200 1.000%
(2)
06/20/27
(24) — (24)
NRG Energy, Inc. Morgan Stanley 2.995% USD 510 5.000%
(2)
06/20/27
56 (8) 48
Occidental Petroleum Corp. Morgan Stanley 1.668% USD 563 1.000%
(2)
06/20/27
(7) (10) (17)
OI European Group BV Goldman Sachs 4.289% EUR 375 5.000%
(2)
06/20/27
7 8 15
Prudential PLC Bank of America 1.548% EUR 300 1.000%
(2)
06/20/27
(12) 4 (8)
PulteGroup, Inc. Morgan Stanley 1.670% USD 377 5.000%
(2)
06/20/27
64 (4) 60
Renault Morgan Stanley 3.670% EUR 200 1.000%
(2)
06/20/27
(22) (3) (25)
Rexel USA Morgan Stanley 2.342% EUR 520 5.000%
(2)
06/20/27
77 (5) 72
Schaeffler AG Goldman Sachs 2.840% EUR 350 5.000%
(2)
06/20/27
51 (12) 39
Siemens AG Morgan Stanley 0.314% EUR 75 1.000%
(2)
06/20/25
2 — 2
Telecom Italia SpA Morgan Stanley 3.926% EUR 800 1.000%
(2)
06/20/27
(132) 22 (110)
Telefonica SA Morgan Stanley 0.489% EUR 250 1.000%
(2)
06/20/25
4 1 5
Tenet Healthcare Corp. Morgan Stanley 3.262% USD 250 5.000%
(2)
06/20/27
19 1 20
Tesco PLC Morgan Stanley 0.997% EUR 850 1.000%
(2)
06/20/27
3 (2) 1
The Goodyear Tire & Rubber Co. Morgan Stanley 4.546% USD 100 5.000%
(2)
06/20/27
5 (4) 1
Thyssenkrupp AG Barclays 3.343% EUR 150 1.000%
(2)
06/20/25
(15) 5 (10)
Thyssenkrupp AG Goldman Sachs 3.343% EUR 500 1.000%
(2)
06/20/25
(20) (15) (35)
T-Mobile US, Inc. Morgan Stanley 1.528% USD 350 5.000%
(2)
06/20/27
64 (6) 58

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 319
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Toll Brothers Finance Corp. Morgan Stanley 2.090% USD 800 1.000%
(2)
06/20/27
(20) (19) (39)
U.S. Steel Corp. Morgan Stanley 3.884% USD 350 5.000%
(2)
06/20/27
18 1 19
Valeo SA Morgan Stanley 2.801% EUR 250 1.000%
(2)
06/20/27
(23) 1 (22)
Vodafone Group PLC Morgan Stanley 0.497% EUR 375 1.000%
(2)
06/20/25
5 2 7
Total Open Corporate Issues - Sell Protection Contracts 1,184 (166) 1,018
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 3,000 5.000%
(2)
12/20/26
193 (93) 100
CDX NA High Yield Index Morgan Stanley USD 4,000 5.000%
(2)
06/20/27
90 (4) 86
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 5.000%
(2)
12/20/26
1,108 (322) 786
iTraxx Europe Crossover Index Morgan Stanley EUR 10,850 5.000%
(2)
06/20/27
676 (255) 421
Total Open Credit Indices - Sell Protection Contracts 2,067 (674) 1,393
Total Open Credit Default Swap Contracts (å) 1,175 (14) 1,161
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 12,308 $ —
$ —
$ 12,308 7.9
International Debt — 22,109 —
—
22,109 14.3
Loan Agreements — — —
—
— —
Non-US Bonds — 34,600 105
—
34,705 22. 4
United States Government Treasuries — 16,105 —
—
16,105 10.4
Options Purchased 464 1,103 — — 1,567 1. 0
Short-Term Investments — 1,514 — 38,915 40,429 26. 1
Total Investments 464 87,739 105 38,915 127,223 82. 1
Other Assets and Liabilities, Net
17.9
100.0

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
320 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 6,757 — — — 6,757 4. 4
Foreign Currency Exchange Contracts — 2,860 — — 2,860 1.8
Currency Swap Contracts — 5,378 — — 5,378 3.5
Interest Rate Swap Contracts — 6,629 — — 6,629 4.3
Credit Default Swap Contracts — 2,913 — — 2,913 1.9
A
Liabilities
Futures Contracts (6,936) — — — (6,936) (4.5)
Options Written — (81) — — (81) (0.1)
Foreign Currency Exchange Contracts — (641) — — (641) (0.4)
Currency Swap Contracts — (5,559) — — (5,559) (3.6)
Interest Rate Swap Contracts — (7,444) — — (7,444) (4.8)
Credit Default Swap Contracts — (1,752) — — (1,752) (1.1)
Total Other Financial Instruments
*
$ (179) $ 2,303 $ — $ — $ 2,124
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
7,0 52
Austria ................................................................................................
296
Belgium ..............................................................................................
400
Brazil ..................................................................................................
1,78 5
Cayman Islands ...................................................................................
642
Chile ...................................................................................................
60 6
China ..................................................................................................
93 5
Colombia .............................................................................................
346
Cyprus ................................................................................................
90
Denmark .............................................................................................
204
France .................................................................................................
4,59 7
Germany .............................................................................................
3,447
Greece ................................................................................................
200
Hong Kong ..........................................................................................
661

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 321
Amounts in thousands
Country Exposure
Fair Value
$
India ...................................................................................................
1,238
Ireland ................................................................................................
4,30 2
Italy ....................................................................................................
3,85 2
Japan ..................................................................................................
242
Luxembourg ........................................................................................
1,76 3
Mexico ................................................................................................
889
Netherlands ........................................................................................
3,819
Norway ................................................................................................
194
Poland .................................................................................................
597
Portugal ..............................................................................................
176
Spain ...................................................................................................
2,601
Sweden ................................................................................................
1,510
Switzerland .........................................................................................
1,743
Turkey .................................................................................................
1,426
United Kingdom ..................................................................................
4,095
United States .......................................................................................
77, 457
Zambia ................................................................................................
58
Total Investments ....................................................................
127, 223

See accompanying notes which are an integral part of the financial statements.
322 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ — $ 1, 567
Unrealized appreciation on foreign currency exchange contracts — — 2,860 —
Variation margin on futures contracts** 86 — — 6,6 71
Interest rate swap contracts, at fair value — — — 6,629
Credit default swap contracts, at fair value — 2,913 — —
Currency swap contracts, at fair value — — 5,378 —
Total
$ 86 $ 2,913 $ 8,238 $ 14, 867
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 260 $ — $ — $ 6,676
Unrealized depreciation on foreign currency exchange contracts — — 641 —
Options written, at fair value — — — 81
Interest rate swap contracts, at fair value — — — 7,444
Credit default swap contracts, at fair value — 1,752 — —
Currency swap contracts, at fair value — — 5,559 —
Total
$ 260 $ 1,752 $ 6,200 $ 14,201
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ 6 5 4
Futures contracts 256 — — 1,25 1
Options written — — — (7)
Interest rate swap contracts — — — (508)
Credit default swap contracts — (422) — —
Currency swap contracts — — 25 —
Foreign currency exchange contracts — — 3,452 —
Total
$ 256 $ (422) $ 3,477 $ 1,3 90
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ — $ — $ — $ 3 8 7
Futures contracts (174) — — (7 31 )
Options written — — — (61)
Interest rate swap contracts — — — 234
Credit default swap contracts — 2 — —
Currency swap contracts — — (435) —
Foreign currency exchange contracts — — 2,022 —
Total
$ (174) $ 2 $ 1,587 $ (17 1 )
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 323
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1, 567 $ — $ 1, 567
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,860 — 2,860
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 6,629 — 6,629
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,913 — 2,913
Currency Swap Contracts Currency swap contracts, at fair value 5,378 — 5,378
Total Financial and Derivative Assets
19, 347 — 19, 347
Financial and Derivative Assets not subject to a netting agreement
(4,496) — (4,496)
Total Financial and Derivative Assets subject to a netting agreement
$ 1 4 , 851 $ — $ 1 4 , 851
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Australia and New Zealand Banking Group
$ 521 $ — $ 520 $ 1
Bank of America
5,389 5,144 245 —
Barclays
655 378 — 277
BNP Paribas
692 692 — —
Goldman Sachs
54 35 19 —
JPMorgan Chase
5,042 3,615 110 1,317
Macquarie
124 — — 124
Merrill Lynch
169 — — 169
Morgan Stanley
513 — 513 —
Northern Trust
10 — — 10
Royal Bank of Canada
517 58 459 —
State Street
1,165 — 1,165 —
Total
$ 14,851 $ 9,922 $ 3,031 $ 1,898

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
324 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 641 $ — $ 641
Options Written Contracts Options written, at fair value 81 — 81
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 7,444 — 7,444
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,752 — 1,752
Currency Swap Contracts Currency swap contracts, at fair value 5,559 — 5,559
Total Financial and Derivative Liabilities
15,477 — 15,477
Financial and Derivative Liabilities not subject to a netting agreement
(2,379) — (2,379)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 13 , 098 $ — $ 1 3 , 098
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 6,720 $ 5,144 $ 1,527 $ 49
Barclays 378 378 — —
BNP Paribas 2,075 692 90 1,293
Goldman Sachs 35 35 — —
JPMorgan Chase 3,704 3,615 60 29
Lloyds Bank 93 — — 93
Royal Bank of Canada 93 58 — 35
Total
$ 13,098 $ 9,922 $ 1,677 $ 1, 499
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 325
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 139,529
Investments, at fair value(>) ...........................................................................................................................................................
127,223
Cash ............................................................................................................................................................................................... 6,031
Foreign currency holdings(^) ......................................................................................................................................................... 5,915
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,860
Receivables:
Dividends and interest ....................................................................................................................................................... 1,180
Dividends from affiliated funds .......................................................................................................................................... 10
Investments sold ................................................................................................................................................................ 657,350
Fund shares sold ................................................................................................................................................................ 83
From broker(a)(b) ............................................................................................................................................................... 8,997
Variation margin on futures contracts ................................................................................................................................. 242
Prepaid expenses ........................................................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 6,629
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,913
Currency swap contracts, at fair value (≠) ....................................................................................................................................... 5,378
Total assets .................................................................................................................................................
824,814
Liabilities
Payables:
Due to broker (c)(d) ............................................................................................................................................................ 7,637
Investments purchased ...................................................................................................................................................... 645,481
Fund shares redeemed ....................................................................................................................................................... 476
Accrued fees to affiliates .................................................................................................................................................... 94
Other accrued expenses ..................................................................................................................................................... 277
Variation margin on futures contracts ................................................................................................................................. 429
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 641
Options written, at fair value(x) ...................................................................................................................................................... 81
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 7,444
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,752
Currency swap contracts, at fair value (≠) ....................................................................................................................................... 5,559
Total liabilities .............................................................................................................................................
669,871
Net Assets ............................................................................................................................................................
$ 154,943

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
326 Unconstrained Total Return Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (30,501)
Shares of beneficial interest ...........................................................................................................................................................
178
Additional paid-in capital ..............................................................................................................................................................
185,266
Net Assets ............................................................................................................................................................
$ 154,943
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 8.68
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.02
Class A — Net assets ............................................................................................................................................................. $ 59,598
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 6,863
Net asset value per share: Class C(#) .............................................................................................................................................
$ 8.58
Class C — Net assets ............................................................................................................................................................. $ 170,733
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 19,910
Net asset value per share: Class M(#) ............................................................................................................................................
$ 8.71
Class M — Net assets ............................................................................................................................................................ $ 26,965,191
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,097,618
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 8.70
Class S — Net assets ............................................................................................................................................................. $ 66,278,078
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,614,946
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 8.72
Class Y — Net assets ............................................................................................................................................................. $ 61,469,437
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 7,048,798
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,270
(x)     Premiums received on options written $ 42
(+)     Credit default swap contracts - premiums paid (received) $ 1,175
(•)     Interest rate swap contracts - premiums paid (received) $ 158
(≠) Currency swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 38,915
(a)     Receivable from Broker for Futures $ 4,880
(b)     Receivable from Broker for Swaps $ 4,117
(c)     Due to Broker for Futures $ 1,061
(d)     Due to Broker for Swaps $ 6,576
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 327
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 24
Interest .............................................................................................................................................................................. 1,380
Total investment income ...............................................................................................................................................................
1,404
Expenses
Advisory fees .................................................................................................................................................................... 820
Administrative fees ........................................................................................................................................................... 39
Custodian fees ................................................................................................................................................................... 139
Distribution fees - Class A ................................................................................................................................................ —
**
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................ —
**
Transfer agent fees - Class C ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 28
Transfer agent fees - Class S ............................................................................................................................................. 69
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 56
Registration fees ............................................................................................................................................................... 39
Shareholder servicing fees - Class C ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 15
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,223
Expense reductions ........................................................................................................................................................... (588)
Net expenses .................................................................................................................................................................................
635
Net investment income (loss) ........................................................................................................................................................
769
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (1,440)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 1,507
Options written ................................................................................................................................................................. (7)
Foreign currency exchange contracts ................................................................................................................................ 3,452
Interest rate swap contracts ............................................................................................................................................... (508)
Credit default swap contracts ............................................................................................................................................ (422)
Currency swap contracts ................................................................................................................................................... 25
Foreign currency-related transactions ............................................................................................................................... 307
Net realized gain (loss) ..................................................................................................................................................................
2,912
Net change in unrealized appreciation (depreciation) on:
I nvestments ....................................................................................................................................................................... (13,392)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (905)
Options written ................................................................................................................................................................. (61)
Foreign currency exchange contracts ................................................................................................................................ 2,022
Interest rate swap contracts ............................................................................................................................................... 234
Credit default swap contracts ............................................................................................................................................ 2
Currency swap contracts ................................................................................................................................................... (435)

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
328 Unconstrained Total Return Fund
Statement of Operations, continued — For the Period Ended April 30, 2022
(Unaudited)
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... (238)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (12,774)
Net realized and unrealized gain (loss) ......................................................................................................................................... (9,862)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (9,093)
**      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 329
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 769 $ 5,942
Net realized gain (loss) ...................................................................................................................... 2,912 4,494
Net change in unrealized appreciation (depreciation) ....................................................................... (12,774) 9,959
Net increase (decrease) in net assets from operations ............................................................................. (9,093) 20,395
Distributions
To shareholders
Class A .......................................................................................................................................... (1) (3)
Class C .......................................................................................................................................... (4) (3)
Class M ......................................................................................................................................... (704) (455)
Class S ........................................................................................................................................... (1,719) (1,525)
Class Y .......................................................................................................................................... (1,710) (10,261)
Net decrease in net assets from distributions .......................................................................................... (4,138) (12,247)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (3,138) (536,568)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(16,369) (528,420)
Net Assets
Beginning of period .................................................................................................................................
171,312 699,732
End of period ..........................................................................................................................................
$ 154,943 $ 171,312

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
330 Unconstrained Total Return Fund
** Less than 500 shares.
***     Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 3 $ 27 3 $ 25
Proceeds from reinvestment of distributions —** 1 —** 3
Payments for shares redeemed — — (23) (217)
Net increase (decrease)
3 28 (20) (189)
Class C
Proceeds from shares sold —** —*** —** 1
Proceeds from reinvestment of distributions —** 4 —** 3
Payments for shares redeemed (1) (12) (3) (34)
Net increase (decrease)
(1) (8) (3) (30)
Class M
Proceeds from shares sold 301 2,725 2,441 23,419
Proceeds from reinvestment of distributions 77 703 47 455
Payments for shares redeemed (429) (3,902) (969) (9,279)
Net increase (decrease)
(51) (474) 1,519 14,595
Class S
Proceeds from shares sold 750 6,827 3,086 29,562
Proceeds from reinvestment of distributions 186 1,717 159 1,523
Payments for shares redeemed (910) (8,240) (4,285) (41,102)
Net increase (decrease)
26 304 (1,040) (10,017)
Class Y
Proceeds from shares sold 70 645 3,732 36,007
Proceeds from reinvestment of distributions 185 1,710 1,071 10,261
Payments for shares redeemed (596) (5,343) (61,069) (587,195)
Net increase (decrease)
(341) (2,988) (56,266) (540,927)
Total increase (decrease)
(364) $ (3,138) (55,810) $ (536,568)

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
332 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 9.41 .0 4 (.5 6 ) (.5 2 ) (.21) —
October 31, 2021 9.44 .06 .09 .15 (.18) —
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
Class C
April 30, 2022* 9.32 — (f) (.5 4 ) (.54) (.20) —
October 31, 2021 9.38 (.01) .09 .08 (.14) —
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
Class M
April 30, 2022* 9.43 .0 5 (.54) (. 49 ) (.23) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
October 31, 2017(3) 9.87 .13 .05 .18 (.09) —
Class S
April 30, 2022* 9.43 .0 5 (.5 5 ) (.50) (.23) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
Class Y
April 30, 2022* 9.45 .0 6 (.5 6 ) (.50) (.23) —
October 31, 2021 9.46 .15 .05 .20 (.21) —
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 333
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.21) 8.68 (5.61) 60 1.82 1.12 . 90 98
(.18) 9.41 1.54 36 1.68 1.12 .64 275
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
(.20) 8.58 (5.89) 171 2.57 1.87 . 06 98
(.14) 9.32 .85 193 2.43 1.87 (.07) 275
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
(.23) 8.71 (5.34) 26,965 1.57 .77 1 . 1 5 98
(.20) 9.43 1.92 29,701 1.44 .77 .91 275
(.29) 9.45 (2.79) 15,397 1.37 .77 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.23) 8.70 (5.47) 66,278 1.57 .87 1 . 0 4 98
(.20) 9.43 1.84 71,579 1.43 .87 .89 275
(.28) 9.45 (2.96) 81,559 1.37 .87 1.44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
(.23) 8.72 (5.41) 61,469 1.3 8 .67 1. 2 4 98
(.21) 9.45 2.09 69,803 1.17 .67 1.59 275
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 186
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
334 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 65,925
Administration fees 6,254
Distribution fees 118
Shareholder servicing fees 35
Transfer agent fees 13,578
Trustee fees 7,610
$ 93,520
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,615 $ 80,753 $ 67,450 $ (2) $ (1) $ 38,915 $ 24 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 146,882,675 $ 6,004,319 $ (23,616,933) $ (17,612,614)

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Strategic Bond Fund 335
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.10 $ 1,020.58
Expenses Paid During Period* $ 4.00 $ 4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 896.60 $ 1,016.86
Expenses Paid During Period* $ 7.52 $ 8.00
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.40 $ 1,022.41
Expenses Paid During Period* $ 2.26 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
336 Strategic Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.90 $ 1,022.46
Expenses Paid During Period* $ 2.22 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.00 $ 1,021.92
Expenses Paid During Period* $ 2.73 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.90 $ 1,022.61
Expenses Paid During Period* $ 2.07 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 82.8%
Asset-Backed Securities - 3.0%
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,123
Canyon Capital CLO, Ltd.
Series 2021-4A Class A
1.307% due 10/15/34 (USD 3 Month
LIBOR + 1.170%)(Ê)(Þ) 6,749 6,657
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
2.216% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 9,031 8,930
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,158 1,061
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 4,781 4,390
CLI Funding VIII LLC
Series 2022-1A Class A1
2.720% due 01/18/47 (Þ) 14,981 13,803
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 555 554
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 8,038 7,505
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 93 88
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
2.133% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,097
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 4,065 3,646
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,508 3,203
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,275 3,277
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,110
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 537 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 432 429
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 694 693
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,827 2,722
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 12,003 11,443
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 7,387 6,808
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 6,786 6,518
100,624
Corporate Bonds and Notes - 21.4%
3M Co.
2.000% due 02/14/25 3,784 3,661
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 4,155 3,958
Abbott Laboratories
4.750% due 11/30/36 370 400
4.900% due 11/30/46 100 109
AbbVie, Inc.
3.600% due 05/14/25 1,400 1,391
Series WI
2.600% due 11/21/24 3,603 3,516
3.800% due 03/15/25 610 611
2.950% due 11/21/26 2,370 2,269
3.200% due 11/21/29 2,190 2,038
4.050% due 11/21/39 2,180 1,995
4.250% due 11/21/49 330 302
Adobe, Inc.
2.150% due 02/01/27 2,050 1,932
Air Lease Corp.
0.700% due 02/15/24 2,040 1,934
3.375% due 07/01/25 1,640 1,583
1.875% due 08/15/26 1,420 1,266
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 3,538 3,516
2.000% due 05/18/32 640 525
3.000% due 05/18/51 830 610
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,752
Alphabet, Inc.
1.900% due 08/15/40 310 227
2.050% due 08/15/50 150 103
2.250% due 08/15/60 220 147
Altria Group, Inc.
2.350% due 05/06/25 120 114
4.400% due 02/14/26 331 335
4.800% due 02/14/29 797 789

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
338 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 02/04/32 1,680 1,344
3.400% due 02/04/41 1,660 1,215
4.500% due 05/02/43 3,122 2,599
3.875% due 09/16/46 260 196
5.950% due 02/14/49 170 166
Amazon.com, Inc.
2.100% due 05/12/31 1,360 1,184
3.600% due 04/13/32 250 245
2.500% due 06/03/50 340 251
3.100% due 05/12/51 800 659
3.950% due 04/13/52 110 105
Series WI
5.200% due 12/03/25 3,301 3,501
3.150% due 08/22/27 370 362
3.875% due 08/22/37 270 263
4.250% due 08/22/57 110 109
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 570 565
5.750% due 04/20/29 (Þ) 210 202
American Express Co.
2.500% due 07/30/24 500 490
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 284
American International Group, Inc.
4.750% due 04/01/48 150 154
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 3,581 3,463
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 740 644
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 363
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 830 719
3.833% due 03/11/51 (Þ) 820 683
Amgen, Inc.
4.400% due 05/01/45 180 167
Series WI
4.663% due 06/15/51 180 173
Anthem, Inc.
4.101% due 03/01/28 400 400
4.100% due 05/15/32 1,170 1,151
4.375% due 12/01/47 80 76
Aon Corp.
8.205% due 01/01/27 1,109 1,256
Apache Corp.
5.100% due 09/01/40 128 116
4.750% due 04/15/43 280 242
4.250% due 01/15/44 120 95
5.350% due 07/01/49 794 697
Apache Finance Canada Corp.
7.750% due 12/15/29 400 440
Apple, Inc.
4.500% due 02/23/36 3,219 3,419
2.650% due 05/11/50 730 556
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Applied Materials, Inc.
5.100% due 10/01/35 3,049 3,287
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,334
AT&T, Inc.
3.800% due 02/15/27 590 588
4.250% due 03/01/27 200 204
6.950% due 01/15/28 1,810 2,039
1.650% due 02/01/28 510 445
4.300% due 02/15/30 270 271
4.500% due 05/15/35 530 522
3.100% due 02/01/43 920 712
4.800% due 06/15/44 251 241
4.350% due 06/15/45 47 43
3.300% due 02/01/52 50 38
3.500% due 02/01/61 760 563
Series WI
4.450% due 04/01/24 3,770 3,859
2.550% due 12/01/33 120 100
6.375% due 03/01/41 140 168
3.500% due 09/15/53 740 579
3.550% due 09/15/55 150 116
3.800% due 12/01/57 1,060 845
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 619
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 280 280
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 780 779
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,059
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,098
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,090 921
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,230 1,224
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,990 1,593
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,340 1,095
Series GMTN
3.500% due 04/19/26 200 196
Series MTN
4.000% due 01/22/25 120 120
4.450% due 03/03/26 160 160
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 392
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 68
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 2,550 2,278
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,640 2,960

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 232
5.000% due 01/21/44 745 760
4.875% due 04/01/44 2,370 2,380
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 57
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 870 781
Bank of America NA
Series BKNT
6.000% due 10/15/36 3,006 3,391
BAT Capital Corp.
Series WI
3.557% due 08/15/27 910 848
Becton Dickinson and Co.
3.363% due 06/06/24 3,871 3,852
4.685% due 12/15/44 79 76
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 875
5.165% due 08/01/44 524 290
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,863
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,197 3,055
Berkshire Hathaway, Inc.
4.500% due 02/11/43 3,163 3,158
Berry Global, Inc.
Series WI
0.950% due 02/15/24 4,119 3,930
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 1,380 1,339
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 1,241 1,260
BlackRock TCP Capital Corp.
3.900% due 08/23/24 3,732 3,697
Blackstone Holdings Finance Co. LLC
3.200% due 01/30/52 (Þ) 860 655
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 300 290
Boardwalk Pipelines, LP
5.950% due 06/01/26 1,495 1,570
4.800% due 05/03/29 1,963 1,931
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,013
2.196% due 02/04/26 2,900 2,645
3.100% due 05/01/26 120 114
2.700% due 02/01/27 140 129
2.800% due 03/01/27 150 138
3.200% due 03/01/29 930 837
5.150% due 05/01/30 700 694
3.250% due 02/01/35 300 240
5.705% due 05/01/40 590 589
3.750% due 02/01/50 1,170 895
5.805% due 05/01/50 1,600 1,600
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 08/01/59 1,030 767
5.930% due 05/01/60 120 119
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 284
BP Capital Markets America, Inc.
3.410% due 02/11/26 500 494
3.119% due 05/04/26 20 20
3.000% due 02/24/50 2,100 1,585
Bristol-Myers Squibb Co.
2.350% due 11/13/40 270 205
Series WI
3.900% due 02/20/28 1,305 1,315
3.400% due 07/26/29 245 237
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 1,030 813
Brown & Brown, Inc.
4.200% due 09/15/24 3,753 3,783
Buckeye Partners, LP
3.950% due 12/01/26 529 500
5.850% due 11/15/43 236 188
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 333
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 650 655
3.900% due 05/15/27 (Þ) 1,240 1,211
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 115
Capital One Financial Corp.
4.250% due 04/30/25 3,444 3,451
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,640
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 18
3.577% due 04/05/50 110 88
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
CBL & Associates HoldCo II LLC
10.000% due 11/15/29 116 116
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 44
Series WI
4.500% due 05/01/32 1,250 1,051
CDK Global, Inc.
Series WI
5.000% due 10/15/24 43 44
Centene Corp.
Series WI
4.250% due 12/15/27 280 272
4.625% due 12/15/29 790 765
3.375% due 02/15/30 620 554
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 550 551
CenturyLink, Inc.
Series G

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
340 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 01/15/28 253 241
Charles Schwab Corp. (The)
2.000% due 03/20/28 500 451
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 755
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 1,190 1,014
3.500% due 06/01/41 730 533
3.500% due 03/01/42 1,010 728
5.750% due 04/01/48 970 911
5.250% due 04/01/53 1,310 1,142
3.850% due 04/01/61 230 157
3.950% due 06/30/62 640 440
5.500% due 04/01/63 520 455
Series WI
4.908% due 07/23/25 3,973 4,046
3.750% due 02/15/28 320 303
6.384% due 10/23/35 70 74
6.484% due 10/23/45 60 60
6.834% due 10/23/55 80 84
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 880 752
Chevron Corp.
1.554% due 05/11/25 3,735 3,541
0.687% due 08/12/25 3,875 3,562
3.850% due 01/15/28 210 212
2.343% due 08/12/50 470 333
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 447
Cigna Corp.
2.400% due 03/15/30 610 534
3.200% due 03/15/40 1,600 1,312
Series WI
4.375% due 10/15/28 1,450 1,455
4.800% due 08/15/38 790 788
Cimarex Energy Co.
4.375% due 03/15/29 500 469
Cintas Corp. No. 2
3.450% due 05/01/25 110 109
3.700% due 04/01/27 340 338
4.000% due 05/01/32 100 99
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,379
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,218
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 329
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 732
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 654
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 292
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,360 2,836
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 1,310 1,093
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 1,720 1,593
8.125% due 07/15/39 1,245 1,714
6.675% due 09/13/43 2,774 3,284
4.650% due 07/23/48 235 232
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 930 823
Clorox Co. (The)
1.800% due 05/15/30 770 640
Coca-Cola Co. (The)
3.375% due 03/25/27 3,557 3,549
1.375% due 03/15/31 330 271
4.125% due 03/25/40 330 321
2.500% due 06/01/40 20 16
Comcast Corp.
3.700% due 04/15/24 3,381 3,415
3.400% due 04/01/30 570 541
4.250% due 10/15/30 330 331
7.050% due 03/15/33 530 647
3.250% due 11/01/39 180 153
3.750% due 04/01/40 70 63
3.400% due 07/15/46 50 41
4.000% due 03/01/48 320 289
2.887% due 11/01/51 (Þ) 1,143 843
2.937% due 11/01/56 (Þ) 109 78
2.987% due 11/01/63 (Þ) 454 320
CommonSpirit Health
2.782% due 10/01/30 320 283
4.350% due 11/01/42 50 46
3.910% due 10/01/50 320 279
Commonwealth Edison Co.
6.450% due 01/15/38 440 534
Constellation Brands, Inc.
4.750% due 11/15/24 290 299
Consumers Energy Co.
2.500% due 05/01/60 110 74
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 330 302
2.875% due 04/01/32 (Þ) 470 388
Series WI
4.375% due 01/15/28 910 887
Corning, Inc.
3.900% due 11/15/49 140 123
Costco Wholesale Corp.
2.750% due 05/18/24 3,931 3,914

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.600% due 04/20/30 460 391
Coterra Energy, Inc.
4.375% due 03/15/29 (Þ) 860 854
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 600 612
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 378
CVS Health Corp.
3.625% due 04/01/27 150 147
4.300% due 03/25/28 371 373
3.250% due 08/15/29 385 359
3.750% due 04/01/30 400 382
2.125% due 09/15/31 790 657
4.780% due 03/25/38 960 949
4.125% due 04/01/40 180 164
2.700% due 08/21/40 1,190 898
5.125% due 07/20/45 180 180
5.050% due 03/25/48 250 251
Danaher Corp.
2.800% due 12/10/51 490 362
DCP Midstream Operating, LP
8.125% due 08/16/30 303 356
3.250% due 02/15/32 430 365
6.450% due 11/03/36 (Þ) 200 224
5.600% due 04/01/44 173 165
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 310 294
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 270 330
Delta Air Lines, Inc.
2.900% due 10/28/24 843 804
7.000% due 05/01/25 (Þ) 1,190 1,274
4.500% due 10/20/25 (Þ) 650 646
7.375% due 01/15/26 440 468
4.750% due 10/20/28 (Þ) 1,870 1,848
3.750% due 10/28/29 70 62
Devon Energy Corp.
5.850% due 12/15/25 630 668
7.875% due 09/30/31 20 24
5.600% due 07/15/41 340 354
5.000% due 06/15/45 1,540 1,499
Series WI
5.250% due 10/15/27 91 94
5.875% due 06/15/28 519 543
4.500% due 01/15/30 790 772
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,705
Diamondback Energy, Inc.
3.500% due 12/01/29 1,280 1,200
4.400% due 03/24/51 600 539
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 640 572
Dominion Energy, Inc.
Series C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 04/01/30 310 287
DPL, Inc.
Series WI
4.350% due 04/15/29 164 150
DR Horton, Inc.
2.500% due 10/15/24 1,000 975
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 312 378
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 740
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 237
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 135
2.125% due 06/01/30 350 302
eBay, Inc.
2.600% due 05/10/31 270 234
Edison International
4.950% due 04/15/25 580 590
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 680 627
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 400 362
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,319
Embarq Corp.
7.995% due 06/01/36 313 282
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,511
Energy Transfer, LP
4.500% due 04/15/24 1,100 1,109
2.900% due 05/15/25 320 309
5.500% due 06/01/27 860 890
3.750% due 05/15/30 570 525
6.125% due 12/15/45 440 434
6.250% due 04/15/49 120 121
Series 10Y
4.950% due 06/15/28 160 161
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 381
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 1,060 1,019
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 3,610 3,406
Series H

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
342 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 670 637
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 810 803
EnLink Midstream Partners, LP
4.150% due 06/01/25 815 793
5.450% due 06/01/47 93 75
Enterprise Products Operating LLC
4.150% due 10/16/28 480 479
2.800% due 01/31/30 380 345
7.550% due 04/15/38 40 49
5.700% due 02/15/42 140 147
4.850% due 03/15/44 340 326
3.700% due 01/31/51 650 527
3.300% due 02/15/53 570 428
3.950% due 01/31/60 600 486
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,590 1,425
Series D
6.875% due 03/01/33 770 902
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,089
EOG Resources, Inc.
4.150% due 01/15/26 230 235
4.375% due 04/15/30 760 781
4.950% due 04/15/50 150 163
EPR Properties Co.
4.500% due 06/01/27 3,000 2,886
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 375 358
Series 30Y
6.500% due 07/15/48 399 367
EQT Corp.
3.125% due 05/15/26 (Þ) 130 123
3.900% due 10/01/27 780 747
7.000% due 02/01/30 430 476
3.625% due 05/15/31 (Þ) 110 99
Equifax, Inc.
2.350% due 09/15/31 1,280 1,074
Equities Corp.
6.125% due 02/01/25 910 947
Exelon Corp.
4.950% due 06/15/35 2,200 2,199
Extra Space Storage, Inc.
3.900% due 04/01/29 900 863
Exxon Mobil Corp.
2.992% due 03/19/25 3,591 3,555
3.482% due 03/19/30 200 195
4.227% due 03/19/40 840 822
4.114% due 03/01/46 250 238
4.327% due 03/19/50 60 59
3.452% due 04/15/51 360 309
Fidelity & Guaranty Life Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 05/01/25 (Þ) 450 465
Fifth Third Bancorp
3.650% due 01/25/24 3,679 3,686
FirstEnergy Corp.
2.050% due 03/01/25 161 152
Series B
3.900% due 07/15/27 1,020 989
Series C
7.375% due 11/15/31 770 883
4.850% due 07/15/47 497 465
3.400% due 03/01/50 325 242
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 373 372
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 2,110 1,775
Florida Power & Light Co.
3.150% due 10/01/49 150 124
Ford Holdings LLC
9.300% due 03/01/30 266 317
Ford Motor Co.
4.346% due 12/08/26 583 560
3.250% due 02/12/32 1,010 821
4.750% due 01/15/43 526 423
5.291% due 12/08/46 172 148
Ford Motor Credit Co. LLC
2.300% due 02/10/25 650 604
5.125% due 06/16/25 200 199
2.700% due 08/10/26 1,320 1,177
4.950% due 05/28/27 900 876
4.125% due 08/17/27 480 445
5.113% due 05/03/29 1,014 961
4.000% due 11/13/30 200 173
Series GMTN
4.389% due 01/08/26 281 271
Fortinet, Inc.
2.200% due 03/15/31 770 641
Fox Corp.
Series WI
5.476% due 01/25/39 370 383
Freeport-McMoRan, Inc.
5.400% due 11/14/34 420 430
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 361
FS KKR Capital Corp.
3.400% due 01/15/26 4,006 3,768
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 2,266 2,215
General Dynamics Corp.
3.250% due 04/01/25 3,801 3,785
3.500% due 05/15/25 60 60
3.625% due 04/01/30 370 363
4.250% due 04/01/40 650 642
4.250% due 04/01/50 80 80

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Electric Co.
Series MTNA
6.750% due 03/15/32 1,647 1,924
General Mills, Inc.
3.700% due 10/17/23 3,869 3,906
General Motors Co.
4.875% due 10/02/23 500 510
5.400% due 10/02/23 180 185
6.125% due 10/01/25 660 697
6.250% due 10/02/43 450 465
6.750% due 04/01/46 390 421
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,780 1,627
Gilead Sciences, Inc.
5.650% due 12/01/41 190 210
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 3,493 3,521
Global Marine, Inc.
7.000% due 06/01/28 628 438
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 606 615
5.375% due 04/15/26 1,167 1,191
5.300% due 01/15/29 1,806 1,806
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 510
3.500% due 11/16/26 590 575
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 2,610 2,505
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 770 739
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 117
3.800% due 03/15/30 1,450 1,370
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 1,930 1,628
5.150% due 05/22/45 620 620
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,740 2,264
Golub Capital BDC, Inc.
3.375% due 04/15/24 3,892 3,819
Halliburton Co.
5.000% due 11/15/45 90 86
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 600 585
HCA, Inc.
7.690% due 06/15/25 322 349
5.125% due 06/15/39 160 154
Hershey Co. (The)
1.700% due 06/01/30 460 390
Hexcel Corp.
4.700% due 08/15/25 3,401 3,442
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 439
Home Depot, Inc. (The)
2.500% due 04/15/27 4,032 3,839
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 12/06/28 40 40
2.700% due 04/15/30 330 301
3.300% due 04/15/40 150 131
3.350% due 04/15/50 340 286
Honeywell International, Inc.
2.300% due 08/15/24 894 883
Howmet Aerospace, Inc.
5.125% due 10/01/24 192 195
5.950% due 02/01/37 437 442
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,833
Humana, Inc.
4.500% due 04/01/25 80 82
8.150% due 06/15/38 2,243 2,976
4.625% due 12/01/42 150 147
4.950% due 10/01/44 210 214
Intel Corp.
2.800% due 08/12/41 370 291
3.200% due 08/12/61 610 461
International Business Machines Corp.
3.625% due 02/12/24 3,814 3,844
International Paper Co.
8.700% due 06/15/38 1,225 1,651
Invitation Homes, Inc.
4.150% due 04/15/32 1,160 1,109
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,215
Jefferies Group LLC
6.500% due 01/20/43 2,635 2,875
Johnson & Johnson
2.950% due 03/03/27 3,641 3,611
2.100% due 09/01/40 510 385
2.450% due 09/01/60 540 378
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 49
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 228
8.750% due 09/01/30 800 1,009
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 435
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 148
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,400 1,231
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 2,150 1,755
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,450 1,241
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 254
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 1,240 1,246
4.950% due 06/01/45 620 621

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
344 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 362
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 160 123
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 1,440 1,149
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 900 808
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 126
Series 2019
3.266% due 11/01/49 90 74
Series 2021
2.810% due 06/01/41 330 261
3.002% due 06/01/51 70 55
Kimco Realty Corp.
2.250% due 12/01/31 1,110 934
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,378
5.500% due 03/01/44 40 40
5.400% due 09/01/44 30 29
Kinder Morgan, Inc.
4.300% due 06/01/25 750 756
4.300% due 03/01/28 410 408
5.550% due 06/01/45 310 312
5.050% due 02/15/46 170 161
5.200% due 03/01/48 180 174
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 52
3.250% due 12/15/51 (Þ) 130 98
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 350 352
Kyndryl Holdings, Inc.
3.150% due 10/15/31 (Þ) 1,080 839
4.100% due 10/15/41 (Þ) 910 646
L Brands, Inc.
7.600% due 07/15/37 65 61
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,660 1,513
Laboratory Corp. of America Holdings
3.250% due 09/01/24 3,848 3,823
Lam Research Corp.
1.900% due 06/15/30 510 436
2.875% due 06/15/50 210 161
Las Vegas Sands Corp.
3.200% due 08/08/24 4,831 4,640
2.900% due 06/25/25 3,580 3,297
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 3
6.875% due 05/02/49 (Æ)(Ø) 681 2
6.625% due 12/31/49 (Æ)(Ø) 455 2
Lennar Corp.
4.500% due 04/30/24 3,766 3,821
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/15/27 20 21
4.750% due 11/29/27 70 70
Lennox International, Inc.
1.700% due 08/01/27 400 356
Liberty Interactive LLC
8.250% due 02/01/30 294 260
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 320 305
3.875% due 06/01/29 (Þ) 460 415
Lockheed Martin Corp.
1.850% due 06/15/30 520 445
3.900% due 06/15/32 800 794
4.500% due 05/15/36 100 103
4.150% due 06/15/53 270 262
4.300% due 06/15/62 320 312
Series B
6.150% due 09/01/36 2,696 3,155
Lowe's Cos., Inc.
4.500% due 04/15/30 210 212
1.700% due 10/15/30 510 418
2.800% due 09/15/41 370 282
3.000% due 10/15/50 530 393
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 110 92
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 396
6.375% due 03/15/37 50 43
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 550 511
5.050% due 03/15/42 (Þ) 2,520 2,296
5.141% due 03/15/52 (Þ) 3,600 3,209
Main Street Capital Corp.
5.200% due 05/01/24 3,798 3,840
Markel Corp.
5.000% due 05/20/49 2,599 2,646
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 400 401
Mars, Inc.
2.375% due 07/16/40 (Þ) 740 556
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,805 3,850
2.375% due 12/15/31 870 752
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 790 633
Mastercard , Inc.
3.300% due 03/26/27 480 476
3.850% due 03/26/50 680 642
Mattel, Inc.
6.200% due 10/01/40 353 366
McDonald's Corp.
Series MTN
3.500% due 07/01/27 3,889 3,831
3.600% due 07/01/30 310 298

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 03/01/47 300 288
4.450% due 09/01/48 300 285
3.625% due 09/01/49 60 50
4.200% due 04/01/50 430 396
MDC Holdings, Inc.
2.500% due 01/15/31 560 450
6.000% due 01/15/43 260 244
Medtronic, Inc.
Series WI
3.500% due 03/15/25 3,540 3,552
Merck & Co., Inc.
1.450% due 06/24/30 290 242
2.350% due 06/24/40 420 324
Micron Technology, Inc.
2.703% due 04/15/32 560 466
3.366% due 11/01/41 30 24
Microsoft Corp.
3.300% due 02/06/27 70 70
3.450% due 08/08/36 450 430
2.525% due 06/01/50 920 690
2.921% due 03/17/52 300 243
Mid-America Apartments, LP
3.750% due 06/15/24 3,861 3,881
MidAmerican Energy Co.
3.650% due 04/15/29 160 158
3.150% due 04/15/50 370 300
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,868
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 1,180 1,204
Molson Coors Brewing Co.
4.200% due 07/15/46 160 137
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 1,696 1,651
1.875% due 10/15/32 3,796 3,053
2.625% due 09/04/50 190 134
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 690
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 123
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 560 503
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,690 1,352
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 510
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 2,000 1,643
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 40
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 553
Series MTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 253
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 224
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 960 807
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 3,237 3,284
MPLX, LP
4.800% due 02/15/29 430 435
4.500% due 04/15/38 660 606
4.700% due 04/15/48 150 133
Series 0006
5.200% due 03/01/47 150 142
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 300 288
4.625% due 08/01/29 250 231
Murphy Oil Corp.
7.050% due 05/01/29 30 31
5.875% due 12/01/42 289 261
Nasdaq, Inc.
2.500% due 12/21/40 460 333
Navient Corp.
Series MTN
5.625% due 08/01/33 460 363
NBCUniversal Media LLC
4.450% due 01/15/43 19 18
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 2,919
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 630 549
4.450% due 05/15/69 (Þ) 180 163
Newell Brands, Inc.
4.200% due 04/01/26 550 545
5.375% due 04/01/36 118 113
5.500% due 04/01/46 85 79
Newfield Exploration Co.
5.625% due 07/01/24 356 370
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,671
NIKE, Inc.
2.750% due 03/27/27 3,710 3,581
Northrop Grumman Corp.
3.250% due 08/01/23 3,974 3,987
5.150% due 05/01/40 570 602
5.250% due 05/01/50 370 403
Series 000N
4.030% due 10/15/47 570 525
Northwest Pipeline LLC
7.125% due 12/01/25 990 1,075
Series WI
4.000% due 04/01/27 500 494
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 1,970 1,611
3.625% due 09/30/59 (Þ) 280 226

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
346 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,490 1,320
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 399
NVIDIA Corp.
3.500% due 04/01/40 190 171
3.500% due 04/01/50 10 9
3.700% due 04/01/60 80 70
Occidental Petroleum Corp.
2.900% due 08/15/24 605 591
5.550% due 03/15/26 350 359
3.400% due 04/15/26 101 96
3.200% due 08/15/26 523 492
7.500% due 05/01/31 155 177
6.450% due 09/15/36 539 585
7.950% due 06/15/39 170 206
4.300% due 08/15/39 323 274
6.200% due 03/15/40 572 592
4.500% due 07/15/44 175 150
4.625% due 06/15/45 200 173
6.600% due 03/15/46 110 120
4.100% due 02/15/47 422 351
Oceaneering International, Inc.
6.000% due 02/01/28 473 440
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 3,399
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 310 250
Oracle Corp.
3.900% due 05/15/35 3,643 3,148
4.000% due 07/15/46 1,170 917
3.950% due 03/25/51 40 30
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 193
Ovintiv , Inc.
6.500% due 08/15/34 36 40
5.150% due 11/15/41 283 280
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,523
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 532
2.100% due 08/01/27 410 353
2.500% due 02/01/31 210 166
3.300% due 08/01/40 60 44
3.500% due 08/01/50 70 49
Pactiv LLC
7.950% due 12/15/25 202 198
8.375% due 04/15/27 125 123
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 370 278
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 47
PayPal Holdings, Inc.
1.650% due 06/01/25 390 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 06/01/30 440 384
3.250% due 06/01/50 190 150
PepsiCo, Inc.
2.625% due 03/19/27 3,351 3,232
1.625% due 05/01/30 170 145
Pfizer, Inc.
2.550% due 05/28/40 210 169
Series 5YR
3.200% due 09/15/23 3,876 3,902
Philip Morris International, Inc.
2.875% due 05/01/24 750 747
3.250% due 11/10/24 3,543 3,532
2.100% due 05/01/30 300 256
1.750% due 11/01/30 1,160 949
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,180 995
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 1,570 1,307
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 51
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,217
3.000% due 03/25/30 260 247
1.200% due 10/29/30 590 486
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,605
Prologis, LP
1.250% due 10/15/30 680 550
Prospect Capital Corp.
3.706% due 01/22/26 3,827 3,551
Range Resources Corp.
Series WI
4.875% due 05/15/25 490 485
8.250% due 01/15/29 280 300
Raymond James Financial, Inc.
3.750% due 04/01/51 350 307
Raytheon Technologies Corp.
3.650% due 08/16/23 19 19
Series WI
3.200% due 03/15/24 3,032 3,037
Republic Services, Inc.
2.500% due 08/15/24 280 274
0.875% due 11/15/25 4,032 3,653
3.375% due 11/15/27 1,300 1,260
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 523
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,221
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 600 531
Rockies Express Pipeline LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 05/15/25 (Þ) 98 93
4.950% due 07/15/29 (Þ) 289 270
4.800% due 05/15/30 (Þ) 300 275
S&P Global, Inc.
1.250% due 08/15/30 140 114
3.250% due 12/01/49 90 73
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,488
Safeway, Inc.
7.250% due 02/01/31 356 371
Salesforce.com, Inc.
1.500% due 07/15/28 240 212
1.950% due 07/15/31 190 163
2.900% due 07/15/51 590 461
3.050% due 07/15/61 300 229
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 330
Series VVV
1.700% due 10/01/30 820 678
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 1,456 1,447
Series WI
3.244% due 10/05/26 1,550 1,474
4.400% due 07/13/27 808 797
Seagate HDD Cayman
4.750% due 06/01/23 852 856
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 329
Senior Housing Properties Trust
4.750% due 05/01/24 440 418
Service Properties Trust
4.500% due 06/15/23 760 741
4.350% due 10/01/24 418 387
4.375% due 02/15/30 565 434
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,320
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 1,481 1,477
Simon Property Group, LP
3.500% due 09/01/25 570 566
Southern California Edison Co.
2.250% due 06/01/30 1,020 872
3.650% due 02/01/50 690 554
Series C
4.125% due 03/01/48 470 406
Series G
2.500% due 06/01/31 470 401
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,580
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwest Airlines Co.
4.750% due 05/04/23 1,390 1,414
5.250% due 05/04/25 250 259
Southwestern Energy Co.
4.750% due 02/01/32 290 274
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 2,845
Sprint Capital Corp.
6.875% due 11/15/28 160 176
8.750% due 03/15/32 761 967
Starbucks Corp.
2.550% due 11/15/30 3,760 3,261
Stryker Corp.
3.375% due 05/15/24 3,502 3,502
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 321
6.100% due 02/15/42 2,633 2,585
5.300% due 04/01/44 50 46
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 1,740 1,724
Synchrony Financial
5.150% due 03/19/29 2,751 2,734
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 2,050 1,928
Targa Resources Corp.
4.200% due 02/01/33 1,120 1,062
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 228
4.875% due 02/01/31 820 788
4.000% due 01/15/32 930 844
Target Corp.
3.375% due 04/15/29 510 499
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,666
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 199
Tenet Healthcare Corp.
6.875% due 11/15/31 255 264
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,780 1,576
Texas Instruments, Inc.
2.900% due 11/03/27 450 437
2.250% due 09/04/29 940 851
1.750% due 05/04/30 270 232
3.875% due 03/15/39 400 388
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 3,119
Time Warner Cable LLC
6.550% due 05/01/37 320 335
7.300% due 07/01/38 960 1,077
6.750% due 06/15/39 70 74
5.500% due 09/01/41 2,500 2,356

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 412
T-Mobile USA, Inc.
2.625% due 02/15/29 170 147
2.875% due 02/15/31 380 323
2.700% due 03/15/32 (Þ) 1,840 1,561
Series WI
3.875% due 04/15/30 1,160 1,098
2.550% due 02/15/31 3,509 2,980
3.000% due 02/15/41 400 305
3.300% due 02/15/51 690 516
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 1,130 1,050
Series WI
7.850% due 02/01/26 1,940 2,174
3.250% due 05/15/30 190 176
Trinity Industries, Inc.
4.550% due 10/01/24 415 412
TSMC Arizona Corp.
2.500% due 10/25/31 840 730
3.125% due 10/25/41 560 471
3.250% due 10/25/51 620 516
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,370
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,202
Under Armour , Inc.
3.250% due 06/15/26 478 440
Union Pacific Corp.
3.750% due 02/05/70 320 265
Series WI
2.891% due 04/06/36 840 717
3.839% due 03/20/60 390 342
United Airlines Pass-Through Trust
Series 2020-1 Class Class B
4.875% due 01/15/26 1,145 1,107
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 990 956
4.625% due 04/15/29 (Þ) 140 128
United Parcel Service, Inc.
2.800% due 11/15/24 3,566 3,540
United States Steel Corp.
6.650% due 06/01/37 278 272
United Technologies Corp.
4.625% due 11/16/48 690 703
UnitedHealth Group, Inc.
3.750% due 07/15/25 3,505 3,537
3.875% due 12/15/28 130 130
2.875% due 08/15/29 400 371
2.000% due 05/15/30 660 572
5.700% due 10/15/40 400 456
Unum Group
4.500% due 12/15/49 3,195 2,679
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.100% due 03/22/28 290 260
3.150% due 03/22/30 150 138
7.750% due 12/01/30 340 426
2.550% due 03/21/31 520 453
4.500% due 08/10/33 1,490 1,490
5.250% due 03/16/37 890 951
2.650% due 11/20/40 310 234
3.400% due 03/22/41 440 370
2.850% due 09/03/41 180 140
4.125% due 08/15/46 270 245
5.500% due 03/16/47 50 55
4.000% due 03/22/50 180 161
2.875% due 11/20/50 470 343
3.550% due 03/22/51 30 25
3.000% due 11/20/60 1,000 697
3.700% due 03/22/61 1,550 1,246
Series WI
4.329% due 09/21/28 166 167
4.862% due 08/21/46 390 392
2.987% due 10/30/56 220 156
VICI Properties, Inc.
4.950% due 02/15/30 300 298
5.125% due 05/15/32 1,210 1,201
Visa, Inc.
2.050% due 04/15/30 180 160
2.700% due 04/15/40 260 212
Vontier Corp.
Series WI
1.800% due 04/01/26 630 560
2.400% due 04/01/28 1,430 1,221
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,973
Wachovia Corp.
5.500% due 08/01/35 3,040 3,180
Wal-Mart Stores, Inc.
5.875% due 04/05/27 3,207 3,564
Walmart, Inc.
1.800% due 09/22/31 620 528
2.650% due 09/22/51 500 391
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 3,803 3,845
6.650% due 11/15/37 200 246
5.400% due 10/01/43 450 491
Waste Management, Inc.
3.150% due 11/15/27 720 699
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 880 827
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 3,729 3,582
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 123
3.000% due 10/23/26 450 430

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 479
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 530 482
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 490
5.375% due 11/02/43 470 492
4.750% due 12/07/46 280 274
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 1,210 1,259
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 1,400 1,378
Welltower , Inc.
3.850% due 06/15/32 860 818
Western Gas Partners, LP
5.500% due 08/15/48 160 142
Western Midstream Operating, LP
3.100% due 02/01/25 390 373
4.650% due 07/01/26 520 513
4.500% due 03/01/28 130 124
4.050% due 02/01/30 1,130 1,038
5.450% due 04/01/44 500 456
5.300% due 03/01/48 500 434
5.250% due 02/01/50 948 835
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 3,781
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 358
Workday, Inc.
3.800% due 04/01/32 1,760 1,665
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 118
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 760 783
Xerox Corp.
4.800% due 03/01/35 455 359
XTO Energy, Inc.
6.750% due 08/01/37 2,705 3,282
Yum! Brands, Inc.
3.875% due 11/01/23 164 165
6.875% due 11/15/37 81 86
732,237
International Debt - 20.8%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 3,767
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 460 396
3.875% due 04/16/50 (Þ) 1,380 1,305
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 390 397
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,048
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 4,183 4,192
3.150% due 02/15/24 750 732
1.750% due 01/30/26 510 453
3.300% due 01/30/32 720 599
3.400% due 10/29/33 300 246
3.850% due 10/29/41 810 626
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,543
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 3,102 3,085
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 5,292
Series REGS
2.634% due 05/17/26 1,300 1,198
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 3,973 3,936
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 640 530
2.700% due 02/09/41 750 531
3.150% due 02/09/51 890 623
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,621
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 3,677 3,655
4.500% due 03/15/28 (Þ) 930 931
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 390 384
5.550% due 01/23/49 770 822
4.500% due 06/01/50 300 281
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,976
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê) 4,411 4,377
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,189
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,278
Ares LXI CLO, Ltd.
Series 2021-61A Class A
2.213% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 10,804 10,679
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 41
0.750% due 07/09/30 (~)(Ê) 2,195 689
1.500% due 07/09/35 (~)(Ê) 473 135

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 07/09/41 (~)(Ê) 1,530 512
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 3,628 3,665
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 480 472
2.875% due 02/15/25 (Þ) 390 366
Avon Products, Inc.
8.950% due 03/15/43 72 83
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 3,953 3,558
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,856 3,846
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 3,842 3,650
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 640 660
Banco Santander Chile
2.700% due 01/10/25 (Þ) 2,946 2,822
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 2,200 1,935
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,400 2,328
Bancolombia SA
3.000% due 01/29/25 3,257 3,060
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,200
Bank of Montreal
Series MTN
0.400% due 09/15/23 3,989 3,853
Bank of Nova Scotia (The)
0.650% due 07/31/24 3,664 3,434
3.450% due 04/11/25 1,550 1,533
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 140 133
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 256 320
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 605
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 1,890 1,852
4.950% due 01/10/47 2,999 2,936
Barings CLO, Ltd.
Series 2021-1A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.194% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 9,860 9,751
Barrick NA Finance LLC
5.700% due 05/30/41 600 657
BAT Capital Corp.
2.259% due 03/25/28 440 376
3.734% due 09/25/40 380 284
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 3,861 3,892
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 1,870
BBVA Banco Continental SA
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 3,682 3,700
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 3,745 3,766
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 5,989
Bellemeade Re, Ltd.
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 2,443 2,446
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 9,828 9,733
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,387
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,219
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,318
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,843
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,418
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,390 1,234
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 3,579 3,663
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 3,807 3,782
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 3,826 3,873
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,342
3.375% due 01/09/25 (Þ) 320 314
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 544

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,090 1,017
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 739
4.400% due 08/14/28 (Þ) 1,490 1,458
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,060 903
2.824% due 01/26/41 (Þ) 1,220 879
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 747
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 431 409
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 1,200 1,003
British Telecommunications PLC
9.625% due 12/15/30 130 166
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,561
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,746
Canadian Pacific Railway Co.
2.450% due 12/02/31 880 765
3.000% due 12/02/41 270 220
3.100% due 12/02/51 320 248
6.125% due 09/15/15 2,586 2,850
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 1,113 1,094
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 3,686 3,714
Cenovus Energy, Inc.
6.750% due 11/15/39 77 87
CI Financial Corp.
3.200% due 12/17/30 2,120 1,795
CNH Industrial NV
4.500% due 08/15/23 3,782 3,835
Colombia Government International
Bond
5.625% due 02/26/44 320 256
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 199
3.348% due 02/09/31 (Þ) 360 289
4.677% due 02/09/51 (Þ) 280 199
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 443
3.743% due 09/12/39 (Þ) 540 464
3.305% due 03/11/41 (Þ) 410 326
4.316% due 01/10/48 (Þ) 3,313 2,990
Cooperatieve Rabobank UA
4.375% due 08/04/25 1,300 1,301
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 710 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,470 1,368
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 3,707 3,498
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 3,722
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 4,293 3,807
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 210 226
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 239
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,600 1,338
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 176
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 2,280 2,146
7.250% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.332%)(Ê)
(ƒ)(Þ) 620 605
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 470 465
Series FXD
0.520% due 08/09/23 3,987 3,859
3.700% due 02/21/25 880 872
Series WI
4.875% due 05/15/45 3,248 3,029
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 240 239
4.050% due 04/27/29 (Þ) 470 467
4.250% due 04/27/32 (Þ) 430 426
4.750% due 04/27/52 (Þ) 220 217
DAE Funding LLC
1.550% due 08/01/24 (Þ) 900 839
Danone SA
2.589% due 11/02/23 (Þ) 2,975 2,951
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 231
5.375% due 01/12/24 (Þ) 1,210 1,234
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 600 594
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 678
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,608

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 434
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,820 3,689
Delhaize America, Inc.
9.000% due 04/15/31 809 1,086
Deutsche Bank AG
3.700% due 05/30/24 3,071 3,077
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 695
Series E
0.962% due 11/08/23 3,972 3,828
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 916 907
8.750% due 06/15/30 160 203
DNB Bank ASA
2.968% due 03/28/25 (SOFR +
0.810%)(Ê)(Þ) 2,530 2,497
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
2.194% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,555 15,365
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,023
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,599
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,154
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,588
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,855
Ecopetrol SA
4.625% due 11/02/31 550 460
5.875% due 05/28/45 270 212
5.875% due 11/02/51 440 335
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 224
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 310 303
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,786
Enel Finance International NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 07/12/26 (Þ) 915 819
3.500% due 04/06/28 (Þ) 2,929 2,824
Equinor ASA
2.650% due 01/15/24 3,747 3,722
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,019
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 220 223
6.875% due 10/15/27 (Þ) 1,180 1,186
Fresnillo PLC
4.250% due 10/02/50 (Þ) 730 601
Garda World Security Corp. 2021 Term
Loan B
4.920% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 272
GFL Environmental, Inc. 2020 Term
Loan
4.239% due 05/31/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 75 75
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 4,155 4,027
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 241
4.125% due 03/12/24 (Þ) 2,130 2,139
1.625% due 09/01/25 (Þ) 760 699
4.000% due 03/27/27 (Þ) 565 554
3.875% due 10/27/27 (Þ) 110 107
2.625% due 09/23/31 (Þ) 310 259
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.764% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 574 560
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,841 3,854
Hana Bank
4.375% due 09/30/24 (Þ) 3,640 3,690
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,508
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,556
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,884 1,912
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,630 1,626
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,331
Home RE, Ltd.
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,450

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,145
HSBC Holdings PLC
4.250% due 08/18/25 670 671
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,190 1,111
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 198
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 1,770 1,491
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 1,800 1,499
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 1,040 984
5.250% due 03/14/44 3,264 3,164
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,002
Indonesia Government International
Bond
3.500% due 01/11/28 240 235
ING Bank NV
5.800% due 09/25/23 (Þ) 3,616 3,712
ING Groep NV
4.100% due 10/02/23 3,715 3,755
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 690 668
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 870 832
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 455 444
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 970 803
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 690 540
Israel Government International Bond
2.750% due 07/03/30 500 472
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 239
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê) 210 214
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 1,110 1,089
4.344% due 01/09/48 2,984 2,582
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)( ƒ) 580 596
Lukoil International Finance BV
2.800% due 04/26/27 (Þ) 1,390 500
Madison Park Funding IV, Ltd.
Series 2017-4A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,170
Madison Park Funding LII, Ltd.
Series 2021-52A Class A
2.236% due 01/22/35 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 5,000 4,926
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
2.194% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,844
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 59
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 500 508
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,208
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 496
MercadoLibre , Inc.
3.125% due 01/14/31 890 720
Methanex Corp.
5.650% due 12/01/44 193 169
Mexico Government International Bond
3.500% due 02/12/34 950 803
4.350% due 01/15/47 2,140 1,730
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 3,344 3,373
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 3,741 3,778
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 410 409
4.080% due 04/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê) 310 305
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 450 441
Mondelez International Holdings
Netherlands BV
0.750% due 09/24/24 (Þ) 1,741 1,636
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 500 450
National Bank of Canada
Series MTN
0.550% due 11/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.400%)(Ê) 3,869 3,701
NatWest Group PLC
3.875% due 09/12/23 280 281
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 3,530 3,531
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 693
Neuberger Berman Loan Advisers CLO
24, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,318 2,307
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 765
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,820 2,792
3.522% due 09/17/25 (Þ) 1,540 1,487
Nomura Holdings, Inc.
2.329% due 01/22/27 3,000 2,726
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 3,614 3,638
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 3,956 3,772
2.065% due 04/03/31 (Þ) 690 594
Nutrien , Ltd.
5.875% due 12/01/36 2,542 2,817
NYACK Park CLO, Ltd.
Series 2021-1A Class A
2.183% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 20,790 20,560
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,802
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 11,895
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,188
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,560
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 989
OCP CLO, Ltd.
Series 2021-10A Class A2R2
2.224% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 12,147 11,997
OCP SA
3.750% due 06/23/31 (Þ) 590 499
5.125% due 06/23/51 (Þ) 230 178
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 3,791 3,840
Panama Government International Bond
2.252% due 09/29/32 1,150 920
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 3,872
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 520 461
Peruvian Government International Bond
2.783% due 01/23/31 610 528
Petrobras Global Finance BV
6.900% due 03/19/49 470 443
5.500% due 06/10/51 290 238
Series WI
5.999% due 01/27/28 490 503
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 596
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 3,532 3,500
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 933 387
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 570 467
7.450% due 06/01/27 (~)(Ê)(Þ) 750 531
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 1,000 1,074
4.400% due 04/16/50 (Þ) 410 415
Qatar Petroleum
1.375% due 09/12/26 (Þ) 490 444
2.250% due 07/12/31 (Þ) 1,585 1,383
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 12,275 12,061
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 3,987 3,959
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,944
2.875% due 01/12/32 (Þ) 1,890 1,617
Republic of Chile Government
International Bond
2.550% due 07/27/33 860 717
3.100% due 05/07/41 430 335
Reynolds American, Inc.
5.850% due 08/15/45 310 289
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 1,826 1,744
Royal Bank of Canada
3.375% due 04/14/25 830 821
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 2,962
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 300 291
2.550% due 03/08/27 (Þ) 600 507
3.100% due 03/08/29 (Þ) 930 754
Series WI
5.125% due 08/08/25 420 408
3.800% due 01/08/26 870 803
5.400% due 08/08/28 820 773

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 06/18/30 260 223
Santander UK PLC
5.000% due 11/07/23 (Þ) 3,784 3,843
5.625% due 09/15/45 (Þ) 2,653 2,582
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 4,109 3,824
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,339
Shell International Finance BV
4.375% due 05/11/45 450 436
4.000% due 05/10/46 310 288
3.250% due 04/06/50 20 16
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 3,673 3,647
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,508
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,326
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 1,100 843
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,705
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 5,948
Southern Copper Corp.
3.875% due 04/23/25 3,502 3,478
5.250% due 11/08/42 240 246
Standard Chartered PLC
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 400 379
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 3,301
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 290
State Bank of India
4.375% due 01/24/24 (Þ) 3,838 3,877
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 3,725 3,766
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 3,803 3,798
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 420
Series DM3N
3.125% due 01/15/32 730 590
Swedbank AB
3.356% due 04/04/25 (Þ) 950 943
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 3,799 3,858
Teck Resources, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 08/15/40 20 21
6.250% due 07/15/41 200 217
5.400% due 02/01/43 230 229
Series WI
3.900% due 07/15/30 850 804
Telecom Italia Capital SA
6.375% due 11/15/33 209 183
6.000% due 09/30/34 343 293
7.721% due 06/04/38 379 356
Telefonica Emisiones SA
5.213% due 03/08/47 600 564
Tencent Holdings, Ltd.
3.840% due 04/22/51 (Þ) 480 386
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 370 318
Series WI
6.000% due 04/15/24 220 220
7.125% due 01/31/25 420 425
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 10,843 9,606
Toronto-Dominion Bank (The)
Series MTN
0.700% due 09/10/24 3,766 3,546
Total Capital International SA
3.750% due 04/10/24 2,826 2,854
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,102
TransAlta Corp.
6.500% due 03/15/40 390 390
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 275
4.500% due 06/26/48 (Þ) 750 736
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 270 247
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,310 2,348
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,906 3,560
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 231 233
Unilever Capital Corp.
0.375% due 09/14/23 4,135 4,001
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,092
Vodafone Group PLC
6.150% due 02/27/37 190 210

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 758 800
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 275 271
4.750% due 09/17/44 (Þ) 640 555
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 410
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 440 365
3.133% due 11/18/41 1,210 938
Woori Bank
4.750% due 04/30/24 (Þ) 3,671 3,744
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 172
5.500% due 10/01/27 (Þ) 320 258
5.625% due 08/26/28 (Þ) 800 638
5.125% due 12/15/29 (Þ) 200 158
Yamana Gold, Inc.
2.630% due 08/15/31 170 143
Series WI
4.625% due 12/15/27 1,120 1,112
Yara International ASA
3.800% due 06/06/26 (Þ) 3,572 3,502
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 317
710,980
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
4.264% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 333 330
Caesars Resort Collection LLC 1st Lien
Term Loan B
3.514% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 618 615
CSC Holdings LLC 2018 Incremental
Term Loan
2.804% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 99 97
Eyecare Partners LLC Term Loan
4.756% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 314 310
Focus Financial Partners LLC Term Loan
2.764% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 613 609
Genesee & Wyoming, Inc. New Term
Loan
3.006% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 361 357
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.514% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 484 466
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nexstar Broadcasting, Inc. Term Loan B4
2.955% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,368 1,355
Petco Health and Wellness Co. 2021
Term Loan B
4.256% due 02/24/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 385 381
Phoenix Guarantor, Inc. Term Loan B
4.014% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 478 469
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 3 Month
LIBOR  + 2.750%)(Ê) 497 491
Southwestern Energy Co. Term Loan
3.301% due 06/22/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 489 488
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR  + 2.750%)(Ê) 402 396
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 256 253
Verscend Holding Corp. 2021 Term
Loan B
4.764% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 316 314
Virgin Media Bristol LLC Term Loan N
3.054% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 811 799
Zebra Buyer LLC Term Loan B
4.313% due 11/02/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 440 439
8,169
Mortgage-Backed Securities - 14.5%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,552 957
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 159 156
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 162 161
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
1.306% due 03/15/37 (USD 1 Month
LIBOR + 1.121%)(Ê)(Þ) 4,896 4,816
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 2,399 2,372
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,540
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,417
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,592
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 454 414
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,475
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,205
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,654
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,158
Fannie Mae
2.600% due 2031 1,680 1,555
5.500% due 2034 236 251
4.500% due 2035 1,146 1,228
5.500% due 2035 153 162
6.000% due 2035 166 182
5.500% due 2036 301 320
5.500% due 2037 89 94
6.000% due 2039 119 132
5.500% due 2040 1,679 1,760
5.000% due 2041 886 944
6.000% due 2041 460 506
3.500% due 2045 2,346 2,314
4.000% due 2045 1,653 1,671
3.000% due 2046 488 468
3.500% due 2046 631 624
4.500% due 2046 1,194 1,240
3.000% due 2047 7,086 6,794
3.500% due 2047 1,117 1,103
4.000% due 2047 1,236 1,243
4.500% due 2048 2,991 3,083
5.000% due 2048 2,300 2,401
3.000% due 2049 18,568 17,626
3.500% due 2049 82 81
4.000% due 2049 2,526 2,558
5.000% due 2049 143 148
2.000% due 2050 6,188 5,482
2.500% due 2050 5,703 5,221
3.000% due 2050 16,224 15,428
2.000% due 2051 8,439 7,470
2.500% due 2051 32,245 29,488
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 3 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 5 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 8 2
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 1
Fannie Mae Connecticut Avenue
Securities Trust
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,274 1,293
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 5 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 20 4
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 20 4
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 91 17
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 15 3
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 20 4
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 9 2
Series 2005-117 Class LC
5.500% due 11/25/35 99 101
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 12 12
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 97 95
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 3,075 495
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 3,171 501
Series 2020-75 Class LI
Interest Only STRIPS
2.500% due 11/25/50 5,403 784

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 4,142 538
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 3,429 438
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 4,581 645
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 5,284 783
Series 2021-8 Class EI
Interest Only STRIPS
3.500% due 03/25/51 1,884 323
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 2,373 418
Freddie Mac
6.000% due 2038 586 648
4.500% due 2039 2,261 2,365
5.500% due 2039 260 279
5.500% due 2040 424 451
4.000% due 2041 2,634 2,679
5.500% due 2041 589 627
4.000% due 2044 1,340 1,360
3.500% due 2045 5,413 5,354
3.000% due 2046 8,658 8,322
4.000% due 2046 679 684
4.500% due 2046 234 242
3.000% due 2047 2,442 2,347
3.000% due 2048 273 261
4.000% due 2048 937 947
4.500% due 2048 2,042 2,093
3.000% due 2049 1,055 1,007
2.500% due 2050 10,291 9,425
3.000% due 2050 13,478 12,778
2.000% due 2051 41,140 36,407
2.500% due 2051 31,480 28,868
3.000% due 2052 22,199 20,956
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 137 10
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 5 1
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 11 2
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 4 1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2003-2624 Class QH
5.000% due 06/15/33 153 161
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 23 5
Series 2006-R007 Class ZA
6.000% due 05/15/36 560 606
Series 2012-4045 Class HD
4.500% due 07/15/41 101 103
Series 2017-4734 Class IO
Interest Only STRIPS
4.000% due 12/15/47 2,910 558
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 3,386 417
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 4,516 574
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 8,545 1,404
Series 2020-5052 Class IO
Interest Only STRIPS
3.500% due 12/25/50 3,088 570
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 3,775 642
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 4,653 806
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 3,683 841
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 4 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 7 1
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 10 2
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 12 3
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,091 2,074
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 41 42
Ginnie Mae I
4.500% due 2039 3,562 3,807

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 13 1
Series 2014-190 Class PL
3.500% due 12/20/44 1,437 1,425
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 1,583 203
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 4,657 647
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 5,102 699
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 5,068 632
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 5,785 649
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 17,683 2,335
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 1,816 224
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 1,800 261
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 5,071 696
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 3,661 465
Series 2021-23 Class KI
Interest Only STRIPS
3.000% due 02/20/51 2,707 418
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 8,677
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,197
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,275 5,138
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,586 3,472
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 133 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 225 223
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 571 547
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 15,567 14,681
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 15,779 14,678
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 13,904 13,164
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 15,629 13,763
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 11,913 11,030
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 13,080 12,128
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 5,564 5,291
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,660 1,544
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 5,131 4,746
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 7,949
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,024 768
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,806
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 989
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 165
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,272 1,289
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,660 1,606
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 4,565 4,334
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 885 842
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,167 2,152

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 10,151 9,410
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 522 501
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 9,291 8,655
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 203 192
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 9,312 8,546
496,954
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 350
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 432
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 480 479
3.006% due 05/15/50 810 638
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 59
1,958
Non-US Bonds - 6.9%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 14,414 17,499
Andorra Government International Bond
Series EMTN
1.250% due 05/06/31 EUR 16,900 15,886
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 4,017 3,081
6.375% due 07/15/26 EUR 3,990 2,639
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 1,635 1,564
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 4,800 3,980
Buoni del Tesoro Poliennali Bonds
0.500% due 07/15/28 EUR 3,823 3,644
Carin CLO VIII BV
Series 2017-8X Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.860% due 10/30/30 (3 Month
EURIBOR + 0.860%)(Ê) EUR 8,400 8,818
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê) GBP 2,171 2,738
China Government International Bond
0.625% due 11/17/33 EUR 5,261 4,961
0.625% due 11/25/35 EUR 732 638
Contego CLO DAC
Series 2021-9A Class A
0.950% due 01/24/34 (3 Month
EURIBOR + 0.950%)(Ê)(Þ) EUR 6,800 7,083
European Union
Series NGEU
0.282% due 07/04/31 EUR 6,415 5,921
0.400% due 02/04/37 EUR 3,858 3,387
0.450% due 07/04/41 EUR 5,348 4,421
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 1,920 2,368
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 2,488 3,082
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 29,863,000 1,986
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 3,291,550 26,441
Last Mile Logistics Group, Inc.
Series 2021-1A Class A
0.750% due 08/17/33 (3 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 5,633 5,856
Last Mile Securities
Series 2021-1A Class A1
0.900% due 08/17/31 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 3,719 3,899
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 53,370 2,469
Mexico Government International Bond
2.125% due 10/25/51 EUR 8,130 5,431
4.000% due 03/15/15 EUR 4,041 3,416
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,145 2,673
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 5,619 6,853
Series 2006-12X Class A2A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 3,471 4,233
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 233,100 10,091
Series REGS
7.190% due 09/12/24 MXN 237,242 10,800
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 106,806 5,584
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,308 1,593
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,586 1,924
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,625 4,411
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 5,467 5,674
Romania Government International Bond
Series REGS
2.875% due 05/26/28 EUR 784 777
1.750% due 07/13/30 EUR 2,490 2,072
2.124% due 07/16/31 EUR 847 706
3.875% due 10/29/35 EUR 659 588
3.375% due 02/08/38 EUR 543 441
2.625% due 12/02/40 EUR 5,711 3,994
2.750% due 04/14/41 EUR 1,241 876
2.875% due 04/13/42 EUR 4,626 3,261
4.625% due 04/03/49 EUR 1,162 1,019
3.375% due 01/28/50 EUR 1,301 926
St Paul's CLO
Series 2020-12A Class A
0.920% due 04/15/33 (3 Month
EURIBOR + 0.920%)(Ê)(Þ) EUR 3,800 3,957
Taurus CMBS
Series 2021-UK4A Class A
1.105% due 08/17/31 (SONIA +
0.950%)(Ê)(Þ) GBP 8,778 10,883
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,672 2,062
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.541% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 1,581 1,975
Series 2021-UK1A Class B
1.991% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,211 1,507
Towd Point Mortgage Funding
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,506 1,892
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 3,120 3,926
235,906
United States Government Treasuries - 15.9%
United States Treasury Notes
1.750% due 05/15/23 8,055 8,019
2.750% due 05/31/23 400 402
1.250% due 07/31/23 8,345 8,229
2.875% due 10/31/23 8,768 8,810
0.125% due 12/15/23 400 384
0.125% due 02/15/24 5,220 4,990
2.750% due 02/15/24 32,230 32,282
0.250% due 03/15/24 17,952 17,159
2.125% due 03/31/24 35,924 35,539
0.250% due 06/15/24 8,129 7,710
0.375% due 07/15/24 8,177 7,759
1.750% due 07/31/24 4,651 4,547
0.375% due 08/15/24 9,342 8,839
1.250% due 08/31/24 19,012 18,341
1.500% due 10/31/24 8,329 8,058
2.000% due 02/15/25 14,923 14,571
2.000% due 08/15/25 10,318 10,017
3.000% due 10/31/25 2,795 2,802
2.250% due 11/15/25 10,180 9,944
1.625% due 02/15/26 13,372 12,738
2.250% due 03/31/26 7,720 7,520
1.625% due 05/15/26 12,000 11,394
1.500% due 08/15/26 25,579 24,070
0.625% due 03/31/27 16,692 14,933
2.375% due 05/15/27 8,460 8,234
0.500% due 05/31/27 20,480 18,118
2.250% due 08/15/27 24,746 23,885
2.750% due 02/15/28 11,433 11,301
1.250% due 03/31/28 9,836 8,920
2.875% due 05/15/28 2,800 2,785
2.375% due 05/15/29 9,437 9,093
1.750% due 11/15/29 3,982 3,671
0.625% due 05/15/30 17,573 14,705
6.250% due 05/15/30 10,203 12,633
0.625% due 08/15/30 5,035 4,191
0.875% due 11/15/30 4,612 3,908
5.375% due 02/15/31 15,035 17,909
1.875% due 02/15/32 860 785
3.125% due 02/15/32 10,335 10,430
4.500% due 02/15/36 3,079 3,672
1.125% due 05/15/40 15,105 10,883
1.125% due 08/15/40 15,121 10,842
1.375% due 11/15/40 11,574 8,662
2.750% due 11/15/42 6,322 5,886
2.875% due 05/15/43 6,672 6,325
2.875% due 08/15/45 5,710 5,410
3.000% due 05/15/47 4,903 4,783

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/47 7,605 7,108
3.000% due 02/15/48 5,675 5,576
3.000% due 02/15/49 6,293 6,244
2.875% due 05/15/49 5,879 5,701
2.000% due 02/15/50 2,206 1,780
1.250% due 05/15/50 15,210 10,139
1.375% due 08/15/50 7,075 4,869
1.625% due 11/15/50 7,186 5,282
2.375% due 05/15/51 4,050 3,566
2.000% due 08/15/51 5,900 4,767
1.875% due 11/15/51 2,840 2,228
2.250% due 02/15/52 1,830 1,571
544,919
Total Long-Term Investments
(cost
$3,093,170
) 2,831,747
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP (Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 14.9%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.300% due 01/23/23 200 200
Aetna, Inc.
2.750% due 11/15/22 400 401
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 178 176
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,930 2,928
Continental Resources, Inc.
4.500% due 04/15/23 440 445
Delta Air Lines, Inc.
3.800% due 04/19/23 140 140
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 200 200
FirstEnergy Corp.
Series A
2.850% due 07/15/22 1,142 1,139
Ford Motor Credit Co. LLC
4.250% due 09/20/22 930 933
Series FXD
3.350% due 11/01/22 1,710 1,710
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,310 1,311
3.375% due 01/12/23 (Þ) 280 280
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 6,934,850 53,485
Newell Brands, Inc.
3.850% due 04/01/23 264 264
Pacific Gas and Electric Co.
1.750% due 06/16/22 1,410 1,409
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 68
Range Resources Corp.
5.000% due 03/15/23 225 226
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 85 84
TransAlta Corp.
4.500% due 11/15/22 319 319
U.S. Cash Management Fund(@) 374,607,528(∞) 374,495
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 381 381
United States Treasury Bills
Series WI
0.104% due 05/03/22 (ç)(ž) 16,823 16,823
0.307% due 05/17/22 (ž) 4,333 4,332
United States Treasury Notes
1.375% due 02/15/23 45,724 45,542
Western Midstream Operating, LP
2.621% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 650 640
Total Short-Term Investments
(cost $519,167) 509,312
Total Investments - 97.7%
(identified cost $3,612,576) 3,341,059
Other Assets and Liabilities,
Net - 2.3%
79,276
Net Assets - 100.0%
3,420,335

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.7%
7-Eleven, Inc. 11/04/21 4,155,000 99.56 4,137
3,958
ABN AMRO Bank NV 06/21/21 3,745,000 109.81 4,112
3,767
Abu Dhabi Government International Bond 04/08/20 1,380,000 100.70 1,390
1,305
Abu Dhabi Government International Bond 04/12/21 460,000 96.21 442
396
Abu Dhabi National Energy Co. PJSC 04/15/21 390,000 109.26 426
397
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.97 3,198
3,048
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.34 4,114
3,543
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
5,292
Air Liquide Finance SA 07/13/21 3,973,000 102.36 4,067
3,936
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 103.63 3,886
3,621
American Airlines Group, Inc. 04/12/21 570,000 103.77 591
565
American Airlines Group, Inc. 04/12/21 210,000 106.46 224
202
American Transmission Systems, Inc. 11/29/21 740,000 99.73 738
644
Americo Life, Inc. 04/12/21 430,000 99.75 429
363
AmFam Holdings, Inc. 04/09/21 820,000 103.58 849
683
AmFam Holdings, Inc. 04/12/21 830,000 100.24 832
719
Anglo American Capital PLC 04/12/21 930,000 111.62 1,038
931
Anglo American Capital PLC 02/03/22 3,677,000 103.31 3,799
3,655
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,976
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 11,240,000 100.00 11,240
11,189
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 19,772,000 100.00 19,772
19,278
Ares LXI CLO, Ltd. 08/20/21 10,804,000 100.00 10,804
10,679
Australia & New Zealand Banking Group, Ltd. 01/06/22 3,628,000 105.46 3,826
3,665
Aviation Capital Group LLC 04/13/21 610,000 109.16 666
619
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.69 392
366
Avolon Holdings Funding, Ltd. 04/12/21 480,000 103.48 497
472
Banco de Credito del Peru 03/03/22 3,953,000 94.62 3,740
3,558
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,856,000 105.31 4,061
3,846
Banco Internacional del Peru SAA Interbank 11/23/21 3,842,000 102.29 3,930
3,650
Banco Mercantil del Norte SA 04/09/21 640,000 108.97 697
660
Banco Santander Chile 01/04/22 2,946,000 102.06 3,007
2,822
Bank of China, Ltd. 04/13/21 3,100,000 108.39 3,360
3,200
Barclays Bank PLC 04/08/21 256,000 138.53 355
320
Barings CLO, Ltd. 09/22/21 9,860,000 100.00 9,860
9,751
Bayer US Finance II LLC 07/15/21 3,861,000 104.72 4,043
3,892
Bayer US Finance LLC 09/05/18 1,891,000 100.67 1,904
1,870
BBVA Banco Continental SA 01/06/22 3,682,000 105.17 3,872
3,700
BBVA Bancomer SA 10/07/21 3,745,000 106.25 3,979
3,766
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
5,989
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,123
Bellemeade Re, Ltd. 04/23/21 2,443,410 100.95 2,467
2,446
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,219
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,387
Bellemeade Re, Ltd. 06/11/21 9,828,349 100.00 9,828
9,733
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,318
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.29 2,968
2,843
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,418
Bermuda Government International Bond 04/12/21 1,390,000 98.56 1,370
1,234
Berry Petroleum Corp. 04/13/21 1,380,000 98.58 1,360
1,339
Bharti Airtel International Netherlands BV 02/03/22 3,579,000 106.09 3,797
3,663
Bharti Airtel, Ltd. 09/10/21 3,807,000 107.16 4,079
3,782
Blackstone Holdings Finance Co. LLC 01/03/22 860,000 99.71 858
655
BNP Paribas SA 08/07/18 1,490,000 99.63 1,484
1,458
BNP Paribas SA 01/03/19 540,000 99.99 540
544
BNP Paribas SA 01/08/19 320,000 97.50 312
314
BNP Paribas SA 06/02/20 1,090,000 101.09 1,102
1,017
BNP Paribas SA 01/05/21 3,335,000 105.21 3,509
3,342
BNP Paribas SA 04/09/21 1,220,000 91.85 1,120
879
BNP Paribas SA 06/23/21 830,000 100.00 830
739
BNP Paribas SA 09/08/21 1,060,000 100.00 1,060
903
BOC Aviation USA Corp. 05/06/21 780,000 100.13 781
747
Bombardier, Inc. 02/02/22 431,000 118.01 509
409
BPCE SA 10/12/21 1,200,000 100.00 1,200
1,003

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Broadcom, Inc. 04/12/21 1,030,000 99.89 1,029
813
BX Commercial Mortgage Trust 07/15/21 4,895,697 100.24 4,907
4,816
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.86 9,848
9,540
BX Commercial Mortgage Trust 12/17/21 2,398,700 99.98 2,398
2,372
Cabot Oil & Gas Corp. 08/21/18 1,240,000 101.01 1,252
1,211
Cabot Oil & Gas Corp. 01/11/19 650,000 104.76 681
655
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,417
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.94 13,426
11,592
Cameron LNG LLC 04/09/21 130,000 107.69 140
115
Canyon Capital CLO, Ltd. 03/16/22 6,749,000 98.81 6,669
6,657
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 9,031,000 100.00 9,031
8,930
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 126.18 3,267
2,640
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.67 51
44
Cheniere Energy Partners, LP 09/13/21 880,000 100.00 880
752
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.58 528
447
Citigroup Mortgage Loan Trust, Inc. 08/03/15 454,226 91.24 415
414
CLI Funding VI LLC 09/29/20 1,158,244 100.00 1,158
1,061
CLI Funding VI LLC 10/02/20 4,781,476 99.98 4,781
4,390
CLI Funding VIII LLC 01/19/22 14,981,120 99.95 14,974
13,803
Comcast Corp. 01/19/18 1,143,000 99.56 1,138
843
Comcast Corp. 04/02/20 109,000 98.87 108
78
Comcast Corp. 04/09/21 454,000 98.44 447
320
Comision Federal de Electricidad 04/09/21 280,000 94.78 265
199
Comision Federal de Electricidad 04/12/21 360,000 97.04 349
289
Comision Federal de Electricidad 04/13/21 200,000 106.21 213
199
Commonwealth Bank of Australia 04/09/21 540,000 105.18 568
464
Commonwealth Bank of Australia 04/09/21 410,000 98.45 404
326
Commonwealth Bank of Australia 04/12/21 530,000 98.10 520
443
Commonwealth Bank of Australia 06/18/21 3,313,000 118.12 3,913
2,990
Contego CLO DAC 07/02/21 EUR 6,800,000 118.64 8,068
7,083
Continental Resources, Inc. 11/09/21 330,000 100.00 330
302
Continental Resources, Inc. 11/09/21 470,000 99.92 470
388
Cooperatieve Rabobank UA 03/30/22 1,470,000 100.00 1,470
1,368
Cooperatieve Rabobank UA 03/30/22 710,000 99.82 709
685
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,475
Coterra Energy, Inc. 12/09/19 860,000 106.97 920
854
Covey Park Energy LLC 04/13/21 600,000 103.16 619
612
Credicorp , Ltd. 04/12/22 3,707,000 95.55 3,542
3,498
Credit Agricole SA 01/05/21 3,759,000 105.42 3,963
3,722
Credit Agricole SA 04/12/21 210,000 122.13 256
226
Credit Agricole SA 06/17/21 4,293,000 98.76 4,240
3,807
Credit Suisse Group AG 09/04/19 250,000 100.00 250
239
Credit Suisse Group AG 04/14/21 470,000 107.41 505
465
Credit Suisse Group AG 04/14/21 2,280,000 108.56 2,475
2,146
Credit Suisse Group AG 05/10/21 1,600,000 100.00 1,600
1,338
Credit Suisse Group AG 03/07/22 620,000 98.00 607
605
Credit Suisse Group AG 03/21/22 200,000 92.38 185
176
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.47 2,171
2,205
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,654
CSL UK Holdings, Ltd. 04/20/22 430,000 99.65 429
426
CSL UK Holdings, Ltd. 04/20/22 220,000 99.71 219
217
CSL UK Holdings, Ltd. 04/20/22 470,000 99.79 469
467
CSL UK Holdings, Ltd. 04/20/22 240,000 99.90 240
239
DAE Funding LLC 06/15/21 900,000 99.58 896
839
Danone SA 04/22/19 2,975,000 99.98 2,974
2,951
Danske Bank A/S 01/11/19 1,210,000 104.25 1,261
1,234
Danske Bank A/S 09/17/19 230,000 101.16 233
231
Danske Bank A/S 06/21/21 3,971,000 99.94 3,969
3,608
Danske Bank A/S 09/07/21 490,000 100.00 490
434
Danske Bank A/S 09/07/21 730,000 100.00 730
678
Danske Bank A/S 03/28/22 600,000 100.00 600
594
Danske Bank A/S 03/28/22 3,820,000 100.29 3,831
3,689
DBGS Mortgage Trust 04/03/19 4,612,000 101.22 4,668
4,158
DCP Midstream Operating, LP 12/11/19 200,000 107.92 216
224

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Delta Air Lines, Inc. 05/07/20 1,190,000 98.60 1,173
1,274
Delta Air Lines, Inc. 09/16/20 1,870,000 101.37 1,896
1,848
Delta Air Lines, Inc. 09/16/20 650,000 103.11 670
646
Deutsche Telekom International Finance BV 01/05/21 916,000 102.56 939
907
DISH DBS Corp. 11/10/21 640,000 100.00 640
572
DNB Bank ASA 03/24/22 2,530,000 100.00 2,530
2,497
Dresdner Funding Trust I 03/02/22 312,000 130.22 406
378
Dryden 85 CLO, Ltd. 09/20/21 15,555,000 100.00 15,555
15,365
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,023
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,154
Eagle Re, Ltd. 12/17/20 2,609,000 100.22 2,615
2,599
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,588
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,855
EDP Finance BV 04/12/21 260,000 97.63 254
224
Electricite de France SA 03/02/21 310,000 104.67 325
303
Enel Finance International NV 01/05/18 2,929,000 100.50 2,944
2,824
Enel Finance International NV 09/13/21 915,000 100.11 916
819
EnLink Midstream LLC 04/13/21 810,000 99.71 808
803
EQT Corp. 05/10/21 130,000 100.00 130
123
EQT Corp. 05/10/21 110,000 100.00 110
99
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 450,000 111.26 501
465
First Quantum Minerals, Ltd. 04/12/21 200,000 100.96 202
200
First Quantum Minerals, Ltd. 04/12/21 220,000 103.05 227
223
First Quantum Minerals, Ltd. 04/13/21 1,180,000 107.96 1,274
1,186
FirstEnergy Transmission LLC 11/01/21 373,000 107.09 399
372
Florida Gas Transmission Co. LLC 09/15/21 2,110,000 99.92 2,108
1,775
FNA VI LLC 01/22/21 92,953 99.99 93
88
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 41,417 101.11 42
42
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 2,091,000 100.05 2,092
2,074
Fresnillo PLC 04/09/21 730,000 98.43 719
601
Genting New York LLC 04/13/21 1,780,000 100.28 1,785
1,627
Glencore Funding LLC 02/07/17 240,000 100.52 241
241
Glencore Funding LLC 03/21/17 565,000 98.96 559
554
Glencore Funding LLC 01/16/19 110,000 94.97 105
107
Glencore Funding LLC 03/05/19 2,130,000 102.04 2,173
2,139
Glencore Funding LLC 04/13/21 760,000 100.36 763
699
Glencore Funding LLC 09/15/21 310,000 99.79 309
259
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,097
GoodLeap Sustainable Home Improvements 10/21/21 4,065,179 99.99 4,064
3,646
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,508,001 99.98 3,507
3,203
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.10 3,136
3,110
Grupo Bimbo SAB de CV 11/03/21 3,841,000 105.37 4,047
3,854
GSAA Home Equity Trust 10/21/15 537,060 88.93 478
567
Hana Bank 01/04/22 3,640,000 106.48 3,876
3,690
Hawaiian Electric Industries, Inc. 04/28/22 600,000 97.88 587
585
HGI CRE CLO, Ltd. 05/06/21 8,602,000 100.03 8,605
8,508
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,556
Highlands Holdings Bond Issuer, Ltd. 04/12/21 1,883,968 103.70 1,954
1,912
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.28 431
439
Hilton USA Trust 11/22/16 9,138,000 95.74 8,749
8,677
HMH Trust 06/09/17 7,770,000 99.98 7,768
7,197
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,331
HOM RE, Ltd. 01/28/21 1,629,776 100.00 1,630
1,626
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,145
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,450
Hospitality Mortgage Trust 05/16/19 5,274,582 100.00 5,275
5,138
Hospitality Mortgage Trust 12/10/19 3,586,219 100.11 3,590
3,472
ICICI Bank, Ltd. 11/03/20 3,094,000 103.92 3,215
3,002
ING Bank NV 01/04/22 3,616,000 106.17 3,839
3,712
Intesa Sanpaolo SpA 07/10/17 1,310,000 100.02 1,310
1,311
Intesa Sanpaolo SpA 01/05/18 280,000 99.96 280
280
Intesa Sanpaolo SpA 05/24/21 690,000 100.00 690
540
Intesa Sanpaolo SpA 05/24/21 970,000 100.94 979
803
Intesa Sanpaolo SpA 03/30/22 455,000 101.11 460
444

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Irwin Home Equity Loan Trust 06/30/15 432,271 101.68 439
429
JPMorgan Mortgage Trust 06/05/20 133,087 102.99 137
128
JPMorgan Mortgage Trust 06/05/20 225,163 103.59 233
223
JPMorgan Mortgage Trust 03/30/21 571,251 102.11 583
547
JPMorgan Mortgage Trust 04/26/21 15,566,636 102.74 15,994
14,681
JPMorgan Mortgage Trust 05/24/21 15,779,018 102.83 16,226
14,678
JPMorgan Mortgage Trust 06/24/21 29,533,653 102.21 30,178
26,927
JPMorgan Mortgage Trust 01/26/22 11,913,460 99.10 11,806
11,030
JPMorgan Mortgage Trust 03/23/22 13,079,991 96.02 12,560
12,128
JPMorgan Mortgage Trust 04/27/22 5,564,000 95.55 5,316
5,291
JPMorgan Wealth Mangement 07/30/20 1,660,160 103.63 1,721
1,544
KazMunayGas National Co. JSC 04/17/18 250,000 99.05 248
239
KKR Group Finance Co. II LLC 06/14/16 50,000 104.20 52
52
KKR Group Finance Co. II LLC 12/01/21 130,000 99.68 130
98
KKR Group Finance Co. III LLC 04/16/21 350,000 125.28 438
352
Kyndryl Holdings, Inc. 10/07/21 910,000 98.70 898
646
Kyndryl Holdings, Inc. 10/07/21 1,080,000 99.76 1,077
839
Last Mile Logistics Group, Inc. 07/07/21 EUR 5,632,737 117.93 6,643
5,856
Last Mile Securities 03/26/21 EUR 3,719,234 117.99 4,389
3,899
Lithia Motors, Inc. 06/04/21 460,000 103.00 474
415
Lithia Motors, Inc. 06/07/21 320,000 104.93 336
305
Lukoil International Finance BV 10/19/21 1,390,000 100.00 1,390
500
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,170
Madison Park Funding LII, Ltd. 11/18/21 5,000,000 100.00 5,000
4,926
Madison Park Funding XLVIII, Ltd. 01/15/21 3,863,000 100.00 3,863
3,844
Magallanes, Inc. 03/09/22 2,520,000 100.00 2,520
2,296
Magallanes, Inc. 03/09/22 550,000 100.00 550
511
Magallanes, Inc. 03/09/22 3,600,000 100.00 3,600
3,209
Marks & Spencer PLC 09/25/19 58,000 113.50 66
59
Mars, Inc. 04/09/21 740,000 93.63 693
556
Massachusetts Mutual Life Insurance Co. 04/09/21 790,000 100.99 798
633
MEG Energy Corp. 04/12/21 500,000 104.73 524
508
Meituan 01/05/21 3,618,000 101.49 3,672
3,208
Melco Resorts Finance, Ltd. 04/12/21 620,000 105.15 652
496
Mello Mortgage Capital Acceptance 06/14/21 5,131,042 102.60 5,264
4,746
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.77 8,089
7,949
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 102.28 2,951
2,868
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 1,180,000 104.13 1,229
1,204
Mitsubishi HC Capital, Inc. 12/21/21 3,344,000 103.62 3,465
3,373
Mondelez International Holdings Netherlands BV 11/05/21 1,741,000 99.42 1,731
1,636
Mondelez International, Inc. 01/04/21 1,696,000 103.80 1,760
1,651
Mondelez International, Inc. 11/05/21 500,000 98.73 494
450
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.46 165
165
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.70 991
989
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.74 5,202
4,806
Motiva Enterprises LLC 12/02/20 3,237,000 125.18 4,052
3,284
Nestle Holdings, Inc. 01/06/20 2,895,000 101.89 2,950
2,919
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,318,000 100.14 2,321
2,307
New York Life Insurance Co. 04/09/21 630,000 107.80 679
549
New York Life Insurance Co. 04/09/21 180,000 120.87 218
163
NGPL PipeCo LLC 09/26/19 2,298,000 127.30 2,925
2,671
Nippon Life Insurance Co. 04/09/21 890,000 96.21 856
765
Nissan Motor Acceptance Corp. 09/10/20 2,820,000 101.59 2,865
2,792
Nissan Motor Acceptance Corp. 09/10/20 1,540,000 99.42 1,531
1,487
Nomura Resecuritization Trust 10/23/15 1,272,000 94.22 1,198
1,289
Nordea Bank Abp 04/16/21 3,614,000 104.18 3,765
3,638
Northwestern Mutual Life Insurance Co. (The) 04/09/21 1,970,000 101.80 2,006
1,611
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 104.00 291
226
NRG Energy, Inc. 04/12/21 1,490,000 100.01 1,490
1,320
NTT Finance Corp. 04/12/21 690,000 99.76 688
594
NTT Finance Corp. 01/06/22 3,956,000 98.83 3,910
3,772
Nuveen LLC 03/11/19 400,000 103.20 413
399
NYACK Park CLO, Ltd. 09/02/21 20,790,000 100.00 20,790
20,560
Oaktown Re III, Ltd. 01/26/21 4,826,000 100.44 4,847
4,802

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.06 11,958
11,895
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,188
Oaktown Re, Ltd. 09/28/21 1,024,000 101.88 1,043
989
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,560
OCP CLO, Ltd. 10/28/21 12,147,000 100.00 12,147
11,997
OCP SA 06/10/21 590,000 100.00 590
499
OCP SA 06/11/21 230,000 100.42 231
178
Oversea-Chinese Banking Corp., Ltd. 11/03/21 3,791,000 106.13 4,023
3,840
Panasonic Corp. 09/13/21 3,963,000 103.98 4,121
3,872
Paraguay Government International Bond 04/09/21 520,000 113.81 592
461
Park Aerospace Holdings, Ltd. 02/25/19 68,000 100.22 68
68
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 93.67 47
47
Petroleos del Peru SA 04/09/21 820,000 103.95 852
596
Preston Ridge Partners Mortgage LLC 12/01/20 1,660,052 100.00 1,660
1,606
Preston Ridge Partners Mortgage LLC 04/28/21 4,565,169 100.00 4,565
4,334
Preston Ridge Partners Mortgage Trust 11/03/21 885,255 100.00 885
842
Prodigy Finance Designated Activity Co. 07/12/21 3,532,322 100.06 3,534
3,500
Provincia de Buenos Aires 08/27/21 933,246 48.47 452
387
Provincia de Cordoba 04/12/21 750,000 64.23 482
531
Provincia de Cordoba 04/12/21 570,000 69.50 396
467
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,074
Qatar Government International Bond 04/07/20 410,000 100.00 410
415
Qatar Petroleum 06/30/21 1,585,000 99.01 1,569
1,383
Qatar Petroleum 06/30/21 490,000 99.92 490
444
Radnor RE, Ltd. 01/21/20 2,167,389 100.00 2,167
2,152
Radnor RE, Ltd. 06/18/21 12,275,000 100.05 12,282
12,061
Radnor RE, Ltd. 11/05/21 3,987,000 100.00 3,987
3,959
RCKT Mortgage Trust 06/22/21 10,151,329 102.04 10,358
9,410
Reliance Industries, Ltd. 10/01/19 2,934,000 103.54 3,038
2,944
Reliance Industries, Ltd. 01/05/22 1,890,000 99.76 1,885
1,617
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.29 584
523
Roche Holdings, Inc. 08/06/21 1,826,000 99.96 1,825
1,744
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 600,000 100.00 600
531
Rockfield Park CLO DAC 06/30/21 EUR 5,467,000 118.58 6,483
5,674
Rockies Express Pipeline LLC 05/06/20 300,000 92.18 277
275
Rockies Express Pipeline LLC 03/23/21 98,000 100.55 98
93
Rockies Express Pipeline LLC 03/23/21 289,000 103.42 299
270
SABIC Capiral II BV 10/01/19 2,930,000 101.93 2,987
2,962
Sands China, Ltd. 09/09/21 930,000 99.77 927
754
Sands China, Ltd. 09/09/21 600,000 99.80 599
507
Sands China, Ltd. 11/23/21 300,000 100.00 300
291
Santander UK PLC 10/02/18 2,653,000 109.29 2,899
2,582
Santander UK PLC 09/27/19 3,784,000 105.15 3,979
3,843
Saudi Arabian Oil Co. 10/08/21 4,109,000 99.91 4,105
3,824
Sealed Air Corp. 04/22/20 300,000 110.47 331
329
Sequoia Mortgage Trust 10/21/16 521,801 102.77 536
501
Sequoia Mortgage Trust 05/06/21 9,291,144 102.71 9,543
8,655
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,339
Siemens Financieringsmaatschappij NV 02/04/22 3,673,000 103.56 3,804
3,647
SK Hynix, Inc. 02/03/21 3,670,000 100.20 3,677
3,508
Sky, Ltd. 01/04/21 3,311,000 107.52 3,560
3,326
Sociedad Quimica y Minera de Chile SA 09/13/21 1,100,000 99.19 1,091
843
Societe Generale SA 04/07/20 3,653,000 101.71 3,715
3,705
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,948
SpringCastle America Funding LLC 09/16/20 12,002,930 100.38 12,048
11,443
St Paul's CLO 04/27/21 EUR 3,800,000 121.12 4,602
3,957
Standard Chartered PLC 04/02/20 250,000 104.51 261
290
Standard Chartered PLC 04/16/21 400,000 100.36 402
379
Standard Chartered PLC 12/07/21 3,998,000 98.73 3,947
3,301
State Bank of India 10/05/21 3,838,000 105.37 4,044
3,877
SURA Asset Management SA 07/08/21 3,803,000 105.79 4,023
3,798
Suzano Austria GmbH 04/09/21 420,000 130.02 546
420
Swedbank AB 03/29/22 950,000 100.00 950
943
SYNNEX Corp. 07/29/21 2,050,000 99.95 2,049
1,928

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
TAL Advantage VII LLC 09/09/20 7,387,025 100.14 7,398
6,808
Taurus CMBS 07/28/21 GBP 1,671,692 139.09 2,325
2,062
Taurus CMBS 07/28/21 GBP 8,777,923 139.09 12,209
10,883
Taurus UK Designated Activity Co. 02/22/21 GBP 1,581,385 140.62 2,224
1,975
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,507
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.44 195
199
Tencent Holdings, Ltd. 04/15/21 480,000 99.97 480
386
Tennessee Gas Pipeline Co. LLC 02/19/20 1,780,000 101.40 1,805
1,576
Textainer Marine Containers, Ltd. 08/03/21 10,843,120 99.98 10,841
9,606
T-Mobile USA, Inc. 12/01/21 1,840,000 99.70 1,834
1,561
Towd Point Mortgage Trust 08/17/20 6,785,778 101.77 6,906
6,518
UBS Group AG 01/28/19 2,310,000 104.33 2,410
2,348
UBS Group AG 04/09/21 750,000 125.00 938
736
UBS Group AG 01/04/22 350,000 100.00 350
275
UBS Group AG 01/06/22 270,000 100.00 270
247
UniCredit SpA 04/22/20 231,000 105.10 243
233
UniCredit SpA 03/03/22 3,906,000 95.64 3,735
3,560
United Airlines, Inc. 04/14/21 140,000 101.36 142
128
United Airlines, Inc. 03/30/22 990,000 98.59 976
956
UWM Mortgage Trust 05/27/21 9,311,554 102.22 9,518
8,546
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 3,119,597 138.65 4,325
3,926
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.47 662
555
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 275,000 104.62 288
271
Woori Bank 01/04/22 3,671,000 106.19 3,898
3,744
Wynn Macau, Ltd. 08/25/20 200,000 98.83 198
158
Wynn Macau, Ltd. 12/15/20 800,000 103.77 830
638
Wynn Macau, Ltd. 09/16/21 320,000 94.97 304
258
Wynn Macau, Ltd. 03/23/22 200,000 90.97 182
172
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 760,000 106.45 809
783
Yara International ASA 04/11/22 3,572,000 98.74 3,527
3,502
ZF NA Capital, Inc. 05/05/20 324,000 95.96 311 317
948,281
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,706 AUD 211,782 06/22
(8,957)
Canadian 10 Year Government Bond Futures 1,327 CAD 167,680 06/22
(9,977)
Euro- Buxl 30 Year Bond Futures 26 EUR 4,445 06/22
(101)
United States 2 Year Treasury Note Futures 1,206 USD 254,240 06/22
(4,443)
United States 5 Year Treasury Note Futures 3,769 USD 424,660 06/22
(18,290)
United States 10 Year Treasury Note Futures 3,592 USD 428,009 06/22
(21,344)
United States 10 Year Ultra Treasury Note Futures 2,006 USD 258,774 06/22
(17,389)
United States Treasury Ultra Bond Futures 1,240 USD 198,943 06/22 (26,799)
Short Positions
Canadian 10 Year Government Bond Futures 280 CAD 35,381 06/22
1,963
Euro- Bobl Futures 81 EUR 10,302 06/22
94
Euro- Btp Futures 119 EUR 15,510 06/22
1,361
Euro-Bund Futures 466 EUR 71,573 06/22
5,151
Japanese 10 Year Government Bond Futures 86 JPY 12,867,320 06/22
413
Long Gilt Futures 491 GBP 58,154 06/22
2,215

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 1,683 USD 354,797 06/22
5,797
United States 5 Year Treasury Note Futures 119 USD 13,408 06/22
395
United States 10 Year Treasury Note Futures 576 USD 68,634 06/22
2,914
United States 10 Year Ultra Treasury Note Futures 26 USD 3,354 06/22
194
United States Treasury Long Bond Futures 285 USD 40,096 06/22 2,804
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (83,999)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,303 AUD 7,083 06/09/22 (295)
Bank of America USD 15,690 JPY 1,811,040 06/15/22 (1,715)
Bank of America USD 2,358 NOK 20,627 06/09/22 (158)
Bank of America USD 12,844 NOK 114,200 06/15/22 (667)
Bank of America AUD 230 USD 173 06/09/22 11
Bank of America AUD 262 USD 186 06/09/22 —
Bank of America AUD 87,350 USD 64,034 06/09/22 2,276
Bank of America NOK 3,207 USD 374 06/09/22 32
Bank of America NOK 270,339 USD 28,742 06/09/22 (83)
Bank of America NOK 280,546 USD 31,430 06/09/22 1,517
Bank of America SEK 135,200 USD 13,981 06/15/22 196
Bank of New York USD 103,581 GBP 77,752 06/09/22 (5,812)
Bank of New York GBP 287 USD 357 06/09/22 (4)
Bank of New York GBP 1,697 USD 2,220 06/09/22 86
Bank of New York GBP 18,549 USD 24,429 06/09/22 1,104
Citigroup USD 372 AUD 497 07/19/22 (20)
Citigroup USD 4,640 AUD 6,441 07/27/22 (83)
Citigroup USD 3,827 BRL 19,179 05/03/22 52
Citigroup USD 3,853 BRL 19,179 05/03/22 26
Citigroup USD 2,124 CAD 2,678 07/27/22 (40)
Citigroup USD 1,269 EUR 1,176 07/27/22 (23)
Citigroup USD 1,318 EUR 1,209 07/27/22 (37)
Citigroup USD 4,305 EUR 4,080 07/27/22 18
Citigroup USD 4,585 EUR 4,352 07/27/22 27
Citigroup USD 9,128 EUR 8,350 07/27/22 (280)
Citigroup USD 13,174 EUR 12,050 07/27/22 (405)
Citigroup USD 4,698 ILS 15,187 07/27/22 (130)
Citigroup USD 90 JPY 11,500 07/27/22 (1)
Citigroup USD 261 MXN 5,395 07/19/22 —
Citigroup USD 1,682 MXN 33,855 07/19/22 (48)
Citigroup USD 4,730 THB 159,532 07/27/22 (64)
Citigroup USD 359 ZAR 5,753 07/27/22 2
Citigroup USD 364 ZAR 5,838 07/27/22 3
Citigroup USD 423 ZAR 6,507 07/27/22 (15)
Citigroup USD 423 ZAR 6,517 07/27/22 (14)
Citigroup USD 538 ZAR 8,629 07/27/22 3
Citigroup USD 538 ZAR 8,621 07/27/22 3
Citigroup USD 677 ZAR 10,682 07/27/22 (7)
Citigroup USD 687 ZAR 10,580 07/27/22 (23)
Citigroup USD 806 ZAR 12,675 07/27/22 (11)
Citigroup USD 806 ZAR 12,683 07/27/22 (11)
Citigroup USD 846 ZAR 13,020 07/27/22 (29)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 897 ZAR 14,366 07/27/22 5
Citigroup USD 897 ZAR 14,367 07/27/22 5
Citigroup USD 1,037 ZAR 16,668 07/27/22 9
Citigroup AUD 620 USD 443 07/27/22 4
Citigroup AUD 6,474 USD 4,630 07/27/22 49
Citigroup BRL 19,179 USD 3,827 05/03/22 (52)
Citigroup BRL 19,179 USD 3,451 05/03/22 (427)
Citigroup BRL 19,179 USD 3,749 08/02/22 (25)
Citigroup CAD 4,277 USD 3,336 07/27/22 7
Citigroup CNY 10,675 USD 1,649 07/27/22 47
Citigroup CNY 20,128 USD 3,111 07/27/22 91
Citigroup CZK 6,444 EUR 260 07/27/22 3
Citigroup CZK 10,117 EUR 408 07/27/22 5
Citigroup CZK 16,074 EUR 649 07/27/22 11
Citigroup CZK 16,135 EUR 649 07/27/22 6
Citigroup CZK 54,153 EUR 2,175 07/27/22 10
Citigroup CZK 58,006 EUR 2,338 07/27/22 29
Citigroup EUR 21 HUF 7,904 07/27/22 —
Citigroup EUR 259 PLN 1,224 07/27/22 (3)
Citigroup EUR 418 PLN 1,973 07/27/22 (6)
Citigroup EUR 647 PLN 3,056 07/27/22 (8)
Citigroup EUR 649 PLN 3,058 07/27/22 (10)
Citigroup EUR 2,332 PLN 10,978 07/27/22 (43)
Citigroup EUR 50 USD 53 07/27/22 —
Citigroup EUR 875 USD 950 07/27/22 23
Citigroup EUR 2,295 USD 2,434 07/27/22 2
Citigroup EUR 2,950 USD 3,179 07/27/22 53
Citigroup EUR 15,075 USD 16,362 07/27/22 389
Citigroup EUR 84,686 USD 91,830 07/27/22 2,096
Citigroup GBP 2,762 EUR 3,310 07/27/22 65
Citigroup GBP 970 USD 1,265 07/27/22 44
Citigroup GBP 2,698 USD 3,520 07/27/22 126
Citigroup IDR 2,973,693 USD 206 07/19/22 3
Citigroup IDR 5,705,050 USD 397 07/19/22 7
Citigroup ILS 31 USD 9 07/27/22 —
Citigroup INR 538,472 USD 6,975 07/27/22 4
Citigroup JPY 10,397,074 USD 82,846 07/27/22 2,451
Citigroup MXN 13,327 USD 641 07/27/22 (1)
Citigroup MXN 217,635 USD 10,715 07/27/22 223
Citigroup MXN 217,635 USD 10,713 07/27/22 221
Citigroup RON 4,913 EUR 977 06/07/22 (21)
Citigroup RON 5,118 EUR 1,017 06/07/22 (24)
Citigroup RON 5,124 EUR 1,017 06/07/22 (26)
Citigroup RON 3,075 EUR 610 06/08/22 (16)
Citigroup SEK 1,809 EUR 175 07/27/22 2
Citigroup SEK 11,793 USD 1,238 07/27/22 34
Citigroup ZAR 72,200 USD 4,601 07/27/22 70
Citigroup ZAR 91,830 USD 6,190 07/27/22 428
Goldman Sachs USD 1 GBP 1 07/19/22 —
Goldman Sachs GBP 218 USD 274 05/18/22 —
HSBC USD 15,700 JPY 1,811,040 06/15/22 (1,725)
HSBC USD 12,830 NOK 114,200 06/15/22 (653)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC SEK 135,200 USD 13,957 06/15/22 172
JPMorgan Chase USD 15,673 JPY 1,811,040 06/15/22 (1,697)
JPMorgan Chase USD 12,806 NOK 114,200 06/15/22 (629)
JPMorgan Chase EUR 40,761 USD 44,141 07/15/22 981
JPMorgan Chase SEK 135,200 USD 13,914 06/15/22 129
Morgan Stanley USD 970 BRL 4,620 07/19/22 (57)
Morgan Stanley USD 4,752 EUR 4,339 07/19/22 (157)
Morgan Stanley GBP 55,479 USD 72,357 05/18/22 2,596
Royal Bank of Canada USD 15,670 JPY 1,811,040 06/15/22 (1,696)
Royal Bank of Canada USD 12,800 NOK 114,200 06/15/22 (623)
Royal Bank of Canada JPY 9,055,200 USD 72,458 06/15/22 2,585
Royal Bank of Canada SEK 135,200 USD 13,983 06/15/22 198
Standard Chartered USD 15,680 JPY 1,811,040 06/15/22 (1,705)
Standard Chartered USD 12,819 NOK 114,200 06/15/22 (642)
Standard Chartered SEK 135,200 USD 13,962 06/15/22 177
State Street USD 28,822 CAD 37,006 06/09/22 (17)
State Street USD 15,355 EUR 13,719 06/09/22 (858)
State Street USD 3,153 EUR 2,900 07/15/22 (82)
State Street USD 137 JPY 16,873 06/09/22 (7)
State Street USD 15,769 JPY 1,819,125 06/09/22 (1,737)
State Street USD 130 NZD 200 06/09/22 —
State Street USD 228 NZD 327 06/09/22 (17)
State Street USD 31,690 NZD 46,679 06/09/22 (1,554)
State Street USD 1,267 SEK 12,049 06/09/22 (39)
State Street USD 29,196 SEK 286,791 06/09/22 39
State Street EUR 158 USD 167 06/09/22 (1)
State Street JPY 1,835,997 USD 15,072 06/09/22 909
State Street JPY 3,673,351 USD 28,067 06/09/22 (270)
State Street NZD 3,364 USD 2,317 06/09/22 145
State Street SEK 2,873 USD 311 06/09/22 18
State Street SEK 295,968 USD 30,440 06/09/22 270
UBS USD 1,300 CHF 1,261 06/09/22 (2)
UBS USD 3,195 CHF 2,979 06/09/22 (127)
UBS USD 69,898 SEK 676,000 06/15/22 (975)
UBS CHF 385 USD 419 06/09/22 22
UBS CHF 87,040 USD 94,894 06/09/22 5,254
UBS NOK 571,000 USD 63,805 06/15/22 2,920
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,386
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 9,600 6 Month EURIBOR
(3)
1.020%
(4)
07/27/24
— 16 16
Citigroup AUD 32,500 3 Month BBSW
(3)
3.099%
(3)
07/27/24
— 54 54
Citigroup NZD 35,500 4.028%
(3)
3 Month
NZD-BBR-Telerate
(2)
07/27/24
— (26) (26)
Citigroup EUR 55,000 0.874%
(4)
6 Month EURIBOR
(3)
07/27/24
— (377) (377)
Citigroup ZAR 397,000 3 Month JIBAR
(2)
6.465%
(2)
07/27/24
— 142 142

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup INR 395,000 6 Month NSERO
(3)
6.240%
(3)
07/27/27
— 79 79
Citigroup EUR 3,430 1.651%
(4)
6 Month EURIBOR
(3)
07/27/32
— (44) (44)
Citigroup USD 10,600 12 Month SOFR
(2)
2.721%
(3)
07/27/32
— 23 23
Citigroup EUR 21,400 1.649%
(4)
6 Month EURIBOR
(3)
07/27/32
— (275) (275)
Citigroup GBP 48,200 12 Month SONIA
(3)
2.003%
(3)
07/27/32
— (275) (275)
Citigroup CAD 49,700 3.390%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
07/27/32
— (1) (1)
Citigroup JPY 2,130,000 12 Month TONAR
(3)
0.454%
(3)
07/27/32
— (79) (79)
Citigroup JPY 2,130,000 12 Month TONAR
(3)
0.456%
(3)
07/27/32
— (82) (82)
Citigroup EUR 7,980 6 Month EURIBOR
(3)
1.420%
(4)
07/27/52
— 158 158
Credit Suisse EUR 61,200 1.015%
(4)
6 Month EURIBOR
(3)
07/27/24 — (238) (238)
Total Open Interest Rate Swap Contracts (å) — (925) (925)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 33,000 (5.000%)
(2)
06/20/27
(1,511) 801 (710)
CDX NA Investment Grade Index Goldman Sachs USD 202,000 (1.000%)
(2)
06/20/27 (2,830) 1,052 (1,778)
Total Open Credit Indices - Purchase Protection Contracts (4,341) 1,853 (2,488)
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Bank of America USD 17,200 1.000%
(2)
06/20/27 151 — 151
Total Open Credit Indices - Sell Protection Contracts 151 — 151
Total Open Credit Default Swap Contracts (å) (4,190) 1,853 (2,337)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 100,624 $ —
$ —
$ 100,624 3.0
Corporate Bonds and Notes — 732,237 —
—
732,237 21.4
International Debt — 710,980 —
—
710,980 20.8
Loan Agreements — 8,169 —
—
8,169 0.2
Mortgage-Backed Securities — 496,954 —
—
496,954 14.5
Municipal Bonds — 1,958 —
—
1,958 0.1
Non-US Bonds — 235,906 —
—
235,906 6.9
United States Government Treasuries — 544,919 —
—
544,919 15.9
Common Stocks
Technology — — — — —
*
Short-Term Investments — 134,817 — 374,495 509,312 14.9
Total Investments — 2,966,564 — 374,495 3,341,059 97.7
Other Assets and Liabilities, Net
2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 23,301 — — — 23,301 0.7
Foreign Currency Exchange Contracts — 28,293 — — 28,293 0.8
Interest Rate Swap Contracts — 472 — — 472 —
*
Credit Default Swap Contracts — 151 — — 151 —
*
A
Liabilities
Futures Contracts (107,300) — — — (107,300) (3.1)
Foreign Currency Exchange Contracts — (25,907) — — (25,907) (0.8)
Interest Rate Swap Contracts — (1,397) — — (1,397) (—)
*
Credit Default Swap Contracts — (2,488) — — (2,488) (0.1)
Total Other Financial Instruments
**
$ (83,999) $ (876) $ — $ — $ (84,875)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...............................................................................................
15,886
Argentina ............................................................................................
3,482
Australia .............................................................................................
17,473
Belgium ..............................................................................................
15,216
Bermuda .............................................................................................
93,910
Brazil ..................................................................................................
12,768
Canada ................................................................................................
45,861
Cayman Islands ...................................................................................
170,549
Chile ...................................................................................................
8,431
China ..................................................................................................
23,683
Colombia .............................................................................................
8,121
Denmark .............................................................................................
10,468
Egypt ..................................................................................................
6,490
Finland ...............................................................................................
3,638
France .................................................................................................
34,631
Germany .............................................................................................
18,436
Hong Kong ..........................................................................................
496
India ...................................................................................................
21,933
Indonesia ............................................................................................
2,221
Ireland ................................................................................................
54,850
Israel ...................................................................................................
1,519
Italy ....................................................................................................
15,290
Japan ..................................................................................................
111,864
Kazakhstan .........................................................................................
239
Macao .................................................................................................
4,985
Mexico ................................................................................................
48,154
Morocco ..............................................................................................
677
Netherlands ........................................................................................
28,818
Nigeria ................................................................................................
3,085
Norway ................................................................................................
6,219
Panama ...............................................................................................
5,557
Paraguay .............................................................................................
461
Peru ....................................................................................................
19,254
Portugal ..............................................................................................
224
Qatar ...................................................................................................
3,316
Romania ..............................................................................................
14,660
Saudi Arabia .......................................................................................
6,786
Singapore ............................................................................................
4,587
South Africa ........................................................................................
10,170
South Korea ........................................................................................
10,942
Spain ...................................................................................................
5,387
Sweden ................................................................................................
943
Switzerland .........................................................................................
18,079
Togo ....................................................................................................
1,564
Tunisia ................................................................................................
5,720
United Arab Emirates .........................................................................
2,937
United Kingdom ..................................................................................
106,209
United States .......................................................................................
2,333,261
Zambia ................................................................................................
1,609
Total Investments ....................................................................
3,341,059

Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 28,293 $ —
Variation margin on futures contracts* — — 23,301
Interest rate swap contracts, at fair value — — 472
Credit default swap contracts, at fair value 151 — —
Total
$ 151 $ 28,293 $ 23,773
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 107,300
Unrealized depreciation on foreign currency exchange contracts — 25,907 —
Interest rate swap contracts, at fair value — — 1,397
Credit default swap contracts, at fair value 2,488 — —
Total
$ 2,488 $ 25,907 $ 108,697
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (85,066)
Interest rate swap contracts — — 4,893
Credit default swap contracts 9,083 — —
Foreign currency exchange contracts — 28,417 —
Total
$ 9,083 $ 28,417 $ (80,173)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (56,550)
Interest rate swap contracts — — 1,314
Credit default swap contracts 1,401 — —
Foreign currency exchange contracts — 3,116 —
Total
$ 1,401 $ 3,116 $ (55,236)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 28,293 $ — $ 28,293
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 472 — 472
Credit Default Swap Contracts Credit default swap contracts, at fair value 151 — 151
Total Financial and Derivative Assets
28,916 — 28,916
Financial and Derivative Assets not subject to a netting agreement
(472) — (472)
Total Financial and Derivative Assets subject to a netting agreement
$ 28,444 $ — $ 28,444
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,183 $ 732 $ — $ 3,451
Bank of New York
1,190 1,190 — —
Citigroup
6,656 1,846 — 4,810
HSBC
172 172 — —
JPMorgan Chase
1,111 129 — 982
Morgan Stanley
2,596 — — 2,596
Royal Bank of Canada
2,782 2,319 — 463
Standard Chartered
177 177 — —
State Street
1,381 1,381 — —
UBS
8,196 1,103 — 7,093
Total
$ 28,444 $ 9,049 $ — $ 19,395

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25,907 $ — $ 25,907
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,397 — 1,397
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,488 — 2,488
Total Financial and Derivative Liabilities
29,792 — 29,792
Financial and Derivative Liabilities not subject to a netting agreement
(3,885) — (3,885)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 25,907 $ — $ 25,907
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,918 $ 732 $ 2,186 $ —
Bank of New York 5,816 1,190 — 4,626
Citigroup 1,904 1,846 58 —
HSBC 2,378 172 — 2,206
JPMorgan Chase 2,327 129 — 2,198
Morgan Stanley 213 — — 213
Royal Bank of Canada 2,319 2,319 — —
Standard Chartered 2,347 177 — 2,170
State Street 4,582 1,381 — 3,201
UBS 1,103 1,103 — —
Total
$ 25,907 $ 9,049 $ 2,244 $ 14,614
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,612,576
Investments, at fair value(>) ...........................................................................................................................................................
3,341,059
Cash ............................................................................................................................................................................................... 1,556
Foreign currency holdings(^) ......................................................................................................................................................... 13,782
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 28,293
Receivables:
Dividends and interest ....................................................................................................................................................... 18,824
Dividends from affiliated funds .......................................................................................................................................... 97
Investments sold ................................................................................................................................................................ 7,311
Fund shares sold ................................................................................................................................................................ 2,705
From broker(a)(b) ............................................................................................................................................................... 142,748
Variation margin on futures contracts ................................................................................................................................. 3,827
Prepaid expenses ........................................................................................................................................................................... 48
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 472
Credit default swap contracts, at fair value(+) ................................................................................................................................ 151
Total assets .................................................................................................................................................
3,560,873
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 16,139
Fund shares redeemed ....................................................................................................................................................... 4,978
Accrued fees to affiliates .................................................................................................................................................... 1,438
Other accrued expenses ..................................................................................................................................................... 418
Variation margin on futures contracts ................................................................................................................................. 87,773
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 25,907
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,397
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,488
Total liabilities .............................................................................................................................................
140,538
Net Assets ............................................................................................................................................................
$ 3,420,335

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (405,007)
Shares of beneficial interest ...........................................................................................................................................................
3,505
Additional paid-in capital ..............................................................................................................................................................
3,821,837
Net Assets ............................................................................................................................................................
$ 3,420,335
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.73
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 10.11
Class A — Net assets ............................................................................................................................................................. $ 23,187,297
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,382,762
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.65
Class C — Net assets ............................................................................................................................................................. $ 12,566,544
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,302,232
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.78
Class M — Net assets ............................................................................................................................................................ $ 586,022,184
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 59,917,626
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 9.65
Class R6 — Net assets ........................................................................................................................................................... $ 2,564,087
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 265,701
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.79
Class S — Net assets ............................................................................................................................................................. $ 2,128,401,663
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 217,341,628
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.63
Class Y — Net assets ............................................................................................................................................................. $ 667,593,016
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 69,303,023
Amounts in thousands
(^)     Foreign currency holdings - cost $ 13,914
(+)     Credit default swap contracts - premiums paid (received) $ (4,190)
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 374,495
(a)     Receivable from Broker for Futures $ 130,317
(b)     Receivable from Broker for Swaps $ 12,431
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 26
Dividends from affiliated funds ......................................................................................................................................... 215
Interest .............................................................................................................................................................................. 35,705
Total investment income ...............................................................................................................................................................
35,946
Expenses
Advisory fees .................................................................................................................................................................... 8,810
Administrative fees ........................................................................................................................................................... 912
Custodian fees ................................................................................................................................................................... 233
Distribution fees - Class A ................................................................................................................................................ 31
Distribution fees - Class C ................................................................................................................................................ 53
Transfer agent fees - Class A ............................................................................................................................................ 25
Transfer agent fees - Class C ............................................................................................................................................. 14
Transfer agent fees - Class M ............................................................................................................................................ 629
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 2,382
Transfer agent fees - Class Y ............................................................................................................................................ 16
Professional fees ............................................................................................................................................................... 187
Registration fees ............................................................................................................................................................... 87
Shareholder servicing fees - Class C ................................................................................................................................. 18
Trustees’ fees .................................................................................................................................................................... 76
Printing fees ...................................................................................................................................................................... 112
Miscellaneous ................................................................................................................................................................... 21
Expenses before reductions .............................................................................................................................................. 13,607
Expense reductions ........................................................................................................................................................... (3,306)
Net expenses .................................................................................................................................................................................
10,301
Net investment income (loss) ........................................................................................................................................................
25,645
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (24,549)
Investments in affiliated funds .......................................................................................................................................... (50)
Futures contracts .............................................................................................................................................................. (85,066)
Foreign currency exchange contracts ................................................................................................................................ 28,417
Interest rate swap contracts ............................................................................................................................................... 4,893
Credit default swap contracts ............................................................................................................................................ 9,083
Foreign currency-related transactions ............................................................................................................................... (247)
Net realized gain (loss) ..................................................................................................................................................................
(67,519)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $ 6 ) .................................................................. (293,230)
Investments in affiliated funds .......................................................................................................................................... 15
Futures contracts .............................................................................................................................................................. (56,550)
Foreign currency exchange contracts ................................................................................................................................ 3,116
Interest rate swap contracts ............................................................................................................................................... 1,314
Credit default swap contracts ............................................................................................................................................ 1,401
Foreign currency-related transactions ............................................................................................................................... (503)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (344,437)
Net realized and unrealized gain (loss) ......................................................................................................................................... (411,956)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (386,311)

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 25,645 $ 50,252
Net realized gain (loss) ...................................................................................................................... (67,519) 52,271
Net change in unrealized appreciation (depreciation) ....................................................................... (344,437) (74,947)
Net increase (decrease) in net assets from operations ............................................................................. (386,311) 27,576
Distributions
To shareholders
Class A .......................................................................................................................................... (357) (1,786)
Class C .......................................................................................................................................... (162) (1,044)
Class M ......................................................................................................................................... (10,104) (26,694)
Class R6 ........................................................................................................................................ (36) (108)
Class S ........................................................................................................................................... (37,185) (152,646)
Class Y .......................................................................................................................................... (12,428) (28,690)
Net decrease in net assets from distributions .......................................................................................... (60,272) (210,968)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (164,995) 1,030,546
Total Net Increase (Decrease) in Net Assets ..........................................................................
(611,578) 847,154
Net Assets
Beginning of period .................................................................................................................................
4,031,913 3,184,759
End of period ..........................................................................................................................................
$ 3,420,335 $ 4,031,913

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 177 $ 1,823 332 $ 3,702
Proceeds from reinvestment of distributions 33 352 157 1,760
Payments for shares redeemed (222) (2,339) (595) (6,642)
Net increase (decrease)
(12) (164) (106) (1,180)
Class C
Proceeds from shares sold 41 421 163 1,813
Proceeds from reinvestment of distributions 15 162 93 1,039
Payments for shares redeemed (162) (1,689) (438) (4,861)
Net increase (decrease)
(106) (1,106) (182) (2,009)
Class M
Proceeds from shares sold 5,290 55,903 35,498 396,496
Proceeds from reinvestment of distributions 932 10,100 2,376 26,693
Payments for shares redeemed (5,941) (62,692) (7,663) (85,495)
Net increase (decrease)
281 3,311 30,211 337,694
Class R6
Proceeds from shares sold 190 2,017 101 1,117
Proceeds from reinvestment of distributions 3 36 10 108
Payments for shares redeemed (88) (914) (78) (857)
Net increase (decrease)
105 1,139 33 368
Class S
Proceeds from shares sold 19,413 205,067 63,699 707,492
Proceeds from reinvestment of distributions 3,407 36,999 13,494 151,949
Payments for shares redeemed (32,097) (333,083) (56,428) (635,100)
Net increase (decrease)
(9,277) (91,017) 20,765 224,341
Class Y
Proceeds from shares sold 647 6,784 46,745 507,603
Proceeds from reinvestment of distributions 1,164 12,428 2,593 28,690
Payments for shares redeemed (9,134) (96,370) (5,933) (64,961)
Net increase (decrease)
(7,323) (77,158) 43,405 471,332
Total increase (decrease)
(16,332) $ (164,995) 94,126 $ 1,030,546

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 10.96 .0 5 (1.13) (1.08) (.08) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
Class C
April 30, 2022* 10.88 .0 1 (1.12) (1.11) (.05 ) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
Class M
April 30, 2022* 11.02 .0 7 (1.14) (1.07) (.10) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(3) 10.55 .14 .20 .34 (.03) —
Class R6
April 30, 2022* 10.87 .08 (1.13) (1.05) (.10) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
Class S
April 30, 2022* 11.03 .07 (1.15) (1.08) (.09) (.07)
October 31, 2021 11.70 .15 (.07) (.08) (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
Class Y
April 30, 2022* 10.85 .0 7 (1.12) (1.05) (.10) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.15) 9.73 (9.99) 23,187 1.00 .85 1. 04 24
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.12) 9.65 (10.34) 12,567 1.75 1.60 . 28 24
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.17) 9.78 (9.86) 586,022 .75 .48 1.4 2 24
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.17) 9.65 (9.81) 2,564 .60 .47 1. 48 24
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.16) 9.79 (9.90) 2,128,402 .75 .58 1.3 1 24
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.17) 9.63 (9.81) 667,593 .55 .44 1. 44 24
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 999,686
Administration fees 140,108
Distribution fees 12,675
Shareholder servicing fees 2,638
Transfer agent fees 282,879
$ 1,437,986
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 352,170 $ 1,363,999 $ 1,341,639 $ (50) $ 15 $ 374,495 $ 215 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,621,468,945 $ 8,658,954 $ (373,535,176) $ (364,876,222)

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Investment Grade Bond Fund 387
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 897.40 $ 1,020.98
Expenses Paid During Period* $ 3.62 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 894.10 $ 1,017.26
Expenses Paid During Period* $ 7.14 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 898.80 $ 1,022.91
Expenses Paid During Period* $ 1.79 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
388 Investment Grade Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 899.40 $ 1,023.06
Expenses Paid During Period* $ 1.65 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 898.40 $ 1,022.41
Expenses Paid During Period* $ 2.26 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 899.30 $ 1,023.21
Expenses Paid During Period* $ 1.51 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.4%
Asset-Backed Securities - 2.6%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 253 253
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 2,246 2,246
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
2.216% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,947 1,925
CLI Funding VIII LLC
Series 2022-1A Class A1
2.720% due 01/18/47 (Þ) 3,463 3,191
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 36 34
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 33 31
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 876 786
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 760 694
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 575 575
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 4,826 4,447
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 839 806
14,988
Corporate Bonds and Notes - 21.3%
7-Eleven, Inc.
2.500% due 02/10/41 (Þ) 85 61
2.800% due 02/10/51 (Þ) 115 80
AbbVie, Inc.
Series WI
2.600% due 11/21/24 345 337
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 503
Aetna, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 12/15/37 355 420
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 340 338
Alleghany Corp.
3.250% due 08/15/51 620 487
Ally Financial, Inc.
1.450% due 10/02/23 370 360
Altria Group, Inc.
2.450% due 02/04/32 1,255 1,004
10.200% due 02/06/39 579 826
5.800% due 02/14/39 305 302
3.400% due 02/04/41 397 290
Amazon.com, Inc.
3.100% due 05/12/51 495 407
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 145 147
American Homes 4 Rent, LP
4.250% due 02/15/28 291 284
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 346 335
American Tower Corp.
3.375% due 05/15/24 341 340
Amgen, Inc.
3.000% due 02/22/29 280 263
3.150% due 02/21/40 740 597
3.000% due 01/15/52 750 542
Analog Devices, Inc.
1.700% due 10/01/28 380 333
2.100% due 10/01/31 210 181
Aon Corp.
8.205% due 01/01/27 244 276
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 195
4.400% due 05/27/26 (Þ) 230 232
5.000% due 03/15/48 (Þ) 90 93
Apple, Inc.
4.500% due 02/23/36 302 321
4.650% due 02/23/46 395 418
Applied Materials, Inc.
5.100% due 10/01/35 291 314
AT&T, Inc.
6.800% due 05/15/36 525 606
6.500% due 11/15/36 215 242
6.500% due 09/01/37 165 194
3.500% due 06/01/41 445 370
Series WI
8.750% due 11/15/31 415 538
4.900% due 08/15/37 780 788
6.000% due 08/15/40 150 169
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,145 1,077
Athene Holding, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
390 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 01/12/28 240 231
AvalonBay Communities, Inc.
Series GMTN
3.500% due 11/15/24 339 339
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 330
Bank of America Corp.
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,230 1,203
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 525 444
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 360 358
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 854
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 330
Series MTN
4.000% due 01/22/25 980 979
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 350
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 379 339
Becton Dickinson and Co.
3.363% due 06/06/24 263 262
3.734% due 12/15/24 79 79
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 283 287
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 741 562
3.850% due 03/15/52 540 480
Berkshire Hathaway, Inc.
3.125% due 03/15/26 290 288
Berry Global, Inc.
Series WI
0.950% due 02/15/24 361 344
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/32 (Þ) 260 212
Blackstone Private Credit Fund
2.625% due 12/15/26 (Þ) 435 381
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 498
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 215 213
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 330
Boeing Co. (The)
2.196% due 02/04/26 810 739
3.200% due 03/01/29 430 387
Bon Secours Mercy Health, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.464% due 06/01/30 565 534
Boston Scientific Corp.
3.450% due 03/01/24 155 155
Bristol-Myers Squibb Co.
2.950% due 03/15/32 395 363
3.700% due 03/15/52 315 279
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 625 536
4.926% due 05/15/37 (Þ) 258 241
Series WI
4.150% due 11/15/30 191 181
Brown & Brown, Inc.
4.200% due 09/15/24 285 287
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 385 375
Carrier Global Corp.
Series WI
2.242% due 02/15/25 351 336
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 342
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 540
4.200% due 03/15/28 375 362
Cheniere Corpus Christi Holdings LLC
Series WI
3.700% due 11/15/29 342 320
2.742% due 12/31/39 435 354
Chevron Corp.
3.900% due 11/15/24 333 338
1.554% due 05/11/25 359 340
Cigna Corp.
Series WI
4.125% due 11/15/25 475 480
4.800% due 08/15/38 233 232
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 550
Citadel, LP
4.875% due 01/15/27 (Þ) 625 613
Citigroup, Inc.
3.300% due 04/27/25 285 281
6.000% due 10/31/33 321 346
8.125% due 07/15/39 450 620
Coca-Cola Co. (The)
3.375% due 03/25/27 342 341
Comcast Corp.
3.700% due 04/15/24 290 293
2.887% due 11/01/51 (Þ) 709 523
2.937% due 11/01/56 (Þ) 661 473
CommonSpirit Health
4.350% due 11/01/42 205 191
4.187% due 10/01/49 785 703
Constellation Brands, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 11/15/25 520 529
Consumers Energy Co.
2.650% due 08/15/52 825 604
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 561
CVS Health Corp.
4.780% due 03/25/38 125 124
5.050% due 03/25/48 180 181
Deere & Co.
2.750% due 04/15/25 205 201
Devon Energy Corp.
7.875% due 09/30/31 425 519
4.750% due 05/15/42 190 181
DH Europe Finance II SARL
2.600% due 11/15/29 314 284
Diamondback Energy, Inc.
3.125% due 03/24/31 270 241
4.250% due 03/15/52 310 271
Discovery Communications LLC
Class A
5.000% due 09/20/37 885 834
Series WI
4.000% due 09/15/55 291 218
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43 90 87
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 560 553
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 355 354
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 309
Energy Transfer, LP
5.250% due 04/15/29 420 427
3.750% due 05/15/30 675 622
Enterprise Products Operating LLC
3.750% due 02/15/25 340 340
EPR Properties Co.
4.750% due 12/15/26 351 344
Equifax, Inc.
2.600% due 12/15/25 595 567
Series 5Y
3.950% due 06/15/23 420 424
Essential Properties, LP
2.950% due 07/15/31 475 391
Essential Utilities, Inc.
4.276% due 05/01/49 190 176
Exxon Mobil Corp.
2.992% due 03/19/25 345 342
4.227% due 03/19/40 235 230
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 269
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FLIR Systems, Inc.
2.500% due 08/01/30 205 176
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 547
Freeport-McMoRan, Inc.
4.125% due 03/01/28 495 479
FS KKR Capital Corp.
1.650% due 10/12/24 560 524
4.125% due 02/01/25 358 351
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 405 369
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 1,125 1,100
General Dynamics Corp.
3.250% due 04/01/25 344 343
General Electric Co.
Series MTNA
6.750% due 03/15/32 148 173
General Mills, Inc.
3.700% due 10/17/23 286 289
General Motors Co.
6.600% due 04/01/36 585 630
Georgia Power Co.
4.300% due 03/15/43 565 513
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 333 336
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 327 327
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,235 1,214
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 885 773
6.345% due 02/15/34 725 806
6.450% due 05/01/36 310 347
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 50 48
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 640 529
HCA, Inc.
4.625% due 03/15/52 (Þ) 315 275
Health Care Service Corp., a Mutual
Legacy Reserve Co.
2.200% due 06/01/30 (Þ) 570 491
Hess Corp.
6.000% due 01/15/40 425 451
5.600% due 02/15/41 315 321
HF Sinclair Corp.
5.875% due 04/01/26 (Þ) 440 452
Home Depot, Inc. (The)
5.875% due 12/16/36 265 313
HSBC Bank NA
Series BKNT

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
392 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 01/15/39 615 764
HSBC USA, Inc.
7.200% due 07/15/97 245 317
Humana, Inc.
0.650% due 08/03/23 590 573
Intercontinental Exchange, Inc.
3.000% due 06/15/50 360 274
International Business Machines Corp.
3.375% due 08/01/23 341 344
3.000% due 05/15/24 185 184
International Paper Co.
8.700% due 06/15/38 270 364
7.300% due 11/15/39 150 185
Jackson Financial, Inc.
3.125% due 11/23/31 (Þ) 505 428
Jefferies Group LLC
6.500% due 01/20/43 306 334
JPMorgan Chase & Co.
7.750% due 07/15/25 260 289
3.200% due 06/15/26 190 185
8.750% due 09/01/30 405 511
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 225 198
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 500 502
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,280 1,034
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 347
KKR Group Finance Co. II LLC
3.250% due 12/15/51 (Þ) 480 361
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 226
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,100 1,058
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 950 829
Laboratory Corp. of America Holdings
2.300% due 12/01/24 353 343
Las Vegas Sands Corp.
3.200% due 08/08/24 357 343
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Æ)(Ø) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 160 159
Lennar Corp.
4.500% due 04/30/24 512 520
Lockheed Martin Corp.
2.900% due 03/01/25 345 343
Loews Corp.
6.000% due 02/01/35 337 379
Magallanes, Inc.
5.141% due 03/15/52 (Þ) 655 584
Main Street Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 05/01/24 278 281
Markel Corp.
5.000% due 04/05/46 334 334
Massachusetts Mutual Life Insurance Co.
3.200% due 12/01/61 (Þ) 570 417
McDonald's Corp.
4.600% due 05/26/45 297 291
Medtronic, Inc.
Series WI
3.500% due 03/15/25 341 342
Mercury General Corp.
4.400% due 03/15/27 590 589
Microsoft Corp.
3.450% due 08/08/36 330 315
Mid-America Apartments, LP
3.750% due 06/15/24 283 284
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 355 353
Mondelez International, Inc.
1.875% due 10/15/32 398 320
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 240 216
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 325 283
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 370 311
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 333 338
MPLX, LP
4.800% due 02/15/29 350 354
4.500% due 04/15/38 190 175
4.950% due 03/14/52 400 367
MultiCare Health System
2.803% due 08/15/50 715 542
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 289
Mylan NV
Series WI
3.950% due 06/15/26 1,025 995
Nasdaq, Inc.
3.950% due 03/07/52 380 330
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 170
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 251
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 775
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 345

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northrop Grumman Corp.
3.250% due 08/01/23 285 286
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 426
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 835 832
Old Republic International Corp.
3.850% due 06/11/51 305 249
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 2,431 2,299
Oracle Corp.
2.950% due 04/01/30 270 233
3.900% due 05/15/35 385 333
3.800% due 11/15/37 160 131
3.600% due 04/01/40 1,791 1,387
3.600% due 04/01/50 690 496
4.375% due 05/15/55 380 298
Owl Rock Capital Corp.
4.250% due 01/15/26 294 284
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 549
2.100% due 08/01/27 685 590
2.500% due 02/01/31 635 503
4.200% due 06/01/41 360 284
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 223
Paramount Global
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 426
PepsiCo, Inc.
2.625% due 03/19/27 357 344
Perrigo Finance Unltd. Co.
3.150% due 06/15/30 465 417
Pfizer, Inc.
Series 5YR
3.200% due 09/15/23 285 287
Philip Morris International, Inc.
2.875% due 05/01/24 341 339
4.375% due 11/15/41 635 568
Potomac Electric Power Co.
3.600% due 03/15/24 350 352
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 495 478
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 375
Progress Energy, Inc.
7.750% due 03/01/31 295 359
Prospect Capital Corp.
3.706% due 01/22/26 380 353
3.364% due 11/15/26 377 337
Public Service Co. of Oklahoma
Series G
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 11/15/37 260 301
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 231
3.700% due 05/01/28 210 208
PVH Corp.
Series WI
4.625% due 07/10/25 315 317
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 279 242
QVC, Inc.
4.850% due 04/01/24 705 701
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 287 288
Republic Services, Inc.
2.500% due 08/15/24 346 339
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 370 358
1.200% due 09/02/25 395 359
S&P Global, Inc.
2.700% due 03/01/29 (Þ) 515 473
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 228
5.000% due 03/15/27 480 491
Sabra Health Care, LP
3.200% due 12/01/31 450 378
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 1,055 964
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 658
Series FXD
3.500% due 06/07/24 286 284
Schlumberger Investment SA
1.400% due 09/17/25 405 380
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 320 283
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 364
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 163 163
Simon Property Group, LP
2.450% due 09/13/29 565 495
Southern California Edison Co.
6.650% due 04/01/29 304 331
Southern Power Co.
5.150% due 09/15/41 306 298
Southwest Airlines Co.
5.125% due 06/15/27 600 622
Spectra Energy Partners, LP
4.500% due 03/15/45 372 341

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
394 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 463
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 440
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 450
Synchrony Financial
3.950% due 12/01/27 346 330
TCI Communications, Inc.
7.875% due 02/15/26 340 384
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 875 775
8.375% due 06/15/32 515 640
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 337
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 303 291
Time Warner Cable LLC
6.550% due 05/01/37 758 793
7.300% due 07/01/38 380 426
6.750% due 06/15/39 520 555
Time Warner Entertainment Co., LP
8.375% due 07/15/33 866 1,049
T-Mobile USA, Inc.
Series WI
3.875% due 04/15/30 550 521
TSMC Arizona Corp.
1.750% due 10/25/26 270 248
2.500% due 10/25/31 235 204
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 324
Tyson Foods, Inc.
4.875% due 08/15/34 307 314
United Parcel Service, Inc.
2.800% due 11/15/24 357 354
UnitedHealth Group, Inc.
3.750% due 07/15/25 337 340
3.050% due 05/15/41 225 187
Unum Group
5.750% due 08/15/42 296 295
Verizon Communications, Inc.
7.750% due 12/01/30 1,565 1,961
3.550% due 03/22/51 170 140
Series WI
2.355% due 03/15/32 418 351
4.272% due 01/15/36 980 948
ViacomCBS, Inc.
4.750% due 05/15/25 224 230
5.900% due 10/15/40 380 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 01/15/45 235 196
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 255
Vontier Corp.
Series WI
1.800% due 04/01/26 370 329
2.950% due 04/01/31 330 278
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 281
Wal-Mart Stores, Inc.
5.875% due 04/05/27 308 342
Walt Disney Co. (The)
3.700% due 03/23/27 338 338
Wells Fargo & Co.
1.544% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 370 352
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 1,095 1,049
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 435 395
5.950% due 12/15/36 100 109
4.650% due 11/04/44 354 338
Westinghouse Air Brake Technologies
Corp.
4.400% due 03/15/24 391 394
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 167
123,225
International Debt - 18.5%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 346
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 366 358
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 358 359
3.150% due 02/15/24 220 215
3.000% due 10/29/28 520 452
3.300% due 01/30/32 235 196
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 349 346
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 338
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 353 351
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 192
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 271
5.450% due 01/23/39 350 372
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 463

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 908
Arbor Realty Collateralized Loan
Obligation, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,434 2,423
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,153
Ares LXI CLO, Ltd.
Series 2021-61A Class A
2.213% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,407 3,366
AstraZeneca PLC
3.375% due 11/16/25 337 335
6.450% due 09/15/37 420 518
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 382 344
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 339 338
Banco Santander Chile
2.700% due 01/10/25 (Þ) 281 269
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 499 512
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 310 273
2.749% due 12/03/30 800 661
Bancolombia SA
3.000% due 01/29/25 301 283
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 303 370
Bank of Montreal
Series MTN
0.400% due 09/15/23 299 289
Bank of Nova Scotia (The)
0.650% due 07/31/24 306 287
Barclays PLC
4.375% due 01/12/26 565 563
4.950% due 01/10/47 285 279
Barings CLO, Ltd.
Series 2021-1A Class AR
2.194% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,363 1,348
Barrick NA Finance LLC
5.750% due 05/01/43 370 408
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAT Capital Corp.
Series WI
3.557% due 08/15/27 805 750
4.390% due 08/15/37 800 681
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 340 343
4.700% due 07/15/64 (Þ) 605 532
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 709 701
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 285 287
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,367
Bellemeade Re, Ltd.
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,363 1,367
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,371
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,121 2,101
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 684
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 923
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 330 338
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 284 282
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 284 287
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 546
BMW US Capital LLC
3.700% due 04/01/32 (Þ) 520 501
BNP Paribas SA
4.250% due 10/15/24 377 381
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 345 294
BP Capital Markets PLC
3.814% due 02/10/24 347 350
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 243 235
Brookfield Finance LLC
3.450% due 04/15/50 359 284
Brookfield Finance, Inc.
4.000% due 04/01/24 342 345

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 289 287
0.950% due 10/23/25 530 482
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 324
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 267
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 574
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 386
Cenovus Energy, Inc.
6.750% due 11/15/39 490 556
CI Financial Corp.
3.200% due 12/17/30 1,035 876
4.100% due 06/15/51 1,015 757
CNH Industrial NV
4.500% due 08/15/23 282 286
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 855 796
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 140 122
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 380
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 1,263 1,222
Series WI
4.550% due 04/17/26 289 288
Danone SA
2.589% due 11/02/23 (Þ) 287 285
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 444
Deutsche Bank AG
3.700% due 05/30/24 339 340
Series E
0.962% due 11/08/23 377 363
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 349 346
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
1.964% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,488
Eagle Re, Ltd.
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,461
Series 2021-2 Class M1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,283 1,262
Ecopetrol SA
6.875% due 04/29/30 425 420
5.875% due 05/28/45 160 126
EIG Pearl Holdings SARL
4.387% due 11/30/46 (Þ) 255 216
Enbridge, Inc.
3.700% due 07/15/27 346 338
Enel Finance International NV
3.500% due 04/06/28 (Þ) 387 373
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 1,193 1,201
Enstar Group, Ltd.
3.100% due 09/01/31 490 411
Equinor ASA
2.650% due 01/15/24 360 358
3.250% due 11/18/49 190 158
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 285 286
3.375% due 03/03/31 420 373
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 200 199
5.315% due 04/14/32 (Þ) 355 343
6.200% due 04/14/52 (Þ) 210 201
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 165
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 317 298
2.625% due 03/31/36 (Þ) 425 355
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 298 289
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 402 403
Hana Bank
4.375% due 09/30/24 (Þ) 350 355
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,942
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,106 2,059
HSBC Bank PLC
7.650% due 05/01/25 385 419
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 315 303
Inco, Ltd.
7.200% due 09/15/32 322 355
ING Bank NV
5.800% due 09/25/23 (Þ) 347 356
ING Groep NV

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.100% due 10/02/23 357 361
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 373 347
Lloyds Banking Group PLC
4.344% due 01/09/48 312 270
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 301
Madison Park Funding XXI, Ltd.
Series 2015-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,640 1,628
Meituan
2.125% due 10/28/25 (Þ) 385 341
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 280 276
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 359 363
Natwest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 520
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 500 498
Neuberger Berman Loan Advisers CLO
26, Ltd.
1.000% due 10/18/30 995 988
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 373
Nomura Holdings, Inc.
2.648% due 01/16/25 565 547
2.329% due 01/22/27 372 338
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 285 287
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 705 637
NYACK Park CLO, Ltd.
Series 2021-1A Class A
2.183% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 4,481 4,431
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 675
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,452
Ontario Teachers' Cadillac Fairview
Properties Trust
2.500% due 10/15/31 (Þ) 315 273
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 281 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Panasonic Corp.
2.679% due 07/19/24 (Þ) 292 285
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 564 559
Prosus NV
4.027% due 08/03/50 (Þ) 439 305
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 831 816
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 859 853
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 284 285
2.875% due 01/12/32 (Þ) 375 321
3.625% due 01/12/52 (Þ) 450 358
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 338
Reynolds American, Inc.
7.250% due 06/15/37 390 428
8.125% due 05/01/40 715 836
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 378 361
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 341 345
Santander UK PLC
5.625% due 09/15/45 (Þ) 290 282
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 194
1.625% due 11/24/25 (Þ) 661 615
Scentre Group
3.625% due 01/28/26 (Þ) 690 677
4.375% due 05/28/30 (Þ) 525 523
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 912
Shell International Finance BV
3.250% due 05/11/25 315 314
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 291 288
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 361 345
Sky, Ltd.
3.750% due 09/16/24 (Þ) 342 344
Smith & Nephew PLC
2.032% due 10/14/30 435 350
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 577
4.250% due 04/14/25 (Þ) 384 380
3.625% due 03/01/41 (Þ) 625 460
Standard Chartered PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.300% due 01/09/43 (Þ) 346 320
State Bank of India
4.375% due 01/24/24 (Þ) 282 285
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 358 362
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 287 287
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 395 302
Series WI
4.400% due 11/26/23 559 567
5.000% due 11/26/28 1,105 1,151
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 349 346
Total Capital International SA
3.700% due 01/15/24 351 354
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 287 286
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 491
Unilever Capital Corp.
0.375% due 09/14/23 357 345
Vale Overseas, Ltd.
6.250% due 08/10/26 267 281
6.875% due 11/10/39 290 319
Validus Holdings, Ltd.
8.875% due 01/26/40 477 672
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
2.053% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,538 1,527
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 625 569
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,650
Series 2021-3A Class A1R
2.103% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,418
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 435
3.133% due 11/18/41 325 252
Woori Bank
4.750% due 04/30/24 (Þ) 353 360
107,151
Mortgage-Backed Securities - 16.5%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 50 50
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 14 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,125
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,326
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,380 1,387
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,363
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,338
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,768
Fannie Mae
2.600% due 2031 330 305
5.500% due 2033 20 21
5.500% due 2034 172 182
4.500% due 2035 236 253
6.000% due 2035 54 58
5.500% due 2036 121 128
5.500% due 2037 88 94
5.500% due 2038 386 410
6.000% due 2039 24 27
4.500% due 2040 78 81
5.500% due 2040 330 346
4.000% due 2041 96 97
3.500% due 2043 893 887
4.000% due 2043 95 96
4.000% due 2044 486 491
3.500% due 2045 683 673
4.000% due 2045 444 449
4.000% due 2046 994 1,005
4.500% due 2046 238 248
4.000% due 2047 308 310
4.500% due 2047 68 70
4.000% due 2048 438 443
5.000% due 2048 1,471 1,539
3.000% due 2049 2,955 2,803
4.000% due 2049 423 428
2.000% due 2051 4,919 4,351
2.500% due 2051 486 445
4.000% due 2052 5,000 4,989
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 381 420
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 17 18
Series 2005-117 Class LC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 11/25/35 23 23
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 1,729 224
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 1,215 155
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 1,912 269
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 1,872 278
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 841 148
Freddie Mac
5.500% due 2032 8 8
7.500% due 2032 6 6
5.500% due 2034 15 16
4.000% due 2040 433 443
5.500% due 2041 124 132
3.500% due 2044 92 91
4.000% due 2044 317 322
4.000% due 2045 619 628
3.500% due 2046 79 78
4.000% due 2047 545 549
4.500% due 2048 197 202
3.000% due 2050 7,293 6,915
2.500% due 2051 5,427 4,985
3.500% due 2051 2,231 2,170
3.000% due 2052 4,933 4,658
3.500% due 2052 4,600 4,470
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 162 175
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 342 363
Series 2006-3123 Class HT
5.000% due 03/15/26 72 73
Series 2010-3632 Class PK
5.000% due 02/15/40 81 83
Series 2012-4019 Class JD
3.000% due 05/15/41 64 63
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 1,339 165
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 2,045 260
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 3,572 587
Series 2020-5052 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
3.500% due 12/25/50 1,297 239
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 1,586 270
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,649 286
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 1,538 351
Ginnie Mae II
4.500% due 2042 102 107
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 542 70
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 1,594 221
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 2,133 292
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 2,119 264
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 2,400 269
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 7,368 973
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 643 79
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 638 92
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 2,116 290
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 1,297 165
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 196 187
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,552 3,350
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,600 3,349
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,000 2,841
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 4,879 4,297

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,518 2,332
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 731 674
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,616 2,426
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,051 999
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,722
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,718
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 172
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 29
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 755 750
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,121 1,976
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 6 5
95,371
Municipal Bonds - 0.2%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 265 325
7.055% due 04/01/57 477 580
905
Non-US Bonds - 2.9%
Banna RMBS DAC
Series 2019-1 Class A
1.545% due 12/30/63 (SONIA +
1.200%)(Ê) GBP 861 1,088
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 657 811
Last Mile Logistics Group, Inc.
Series 2021-1A Class A
0.750% due 08/17/33 (3 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,216 1,264
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 732 913
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 1,956 2,385
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 656 800
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 351 428
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 424 515
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 972 1,183
Taurus CMBS
Series 2021-UK4A Class A
1.105% due 08/17/31 (SONIA +
0.950%)(Ê)(Þ) GBP 1,267 1,571
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 487 600
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.541% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 561 701
Series 2021-UK1A Class B
1.991% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 618
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,554
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ)(ƒ) GBP 1,106 1,391
16,822
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 702
United States Government Treasuries - 30.3%
United States Treasury Notes
1.750% due 05/15/23 3,555 3,539
1.250% due 07/31/23 4,980 4,911
0.250% due 11/15/23 4,288 4,140
2.750% due 11/15/23 12,605 12,641
0.125% due 01/15/24 4,975 4,769
2.250% due 03/31/24 810 803
2.000% due 04/30/24 4,158 4,101
2.250% due 04/30/24 4,355 4,316
0.250% due 05/15/24 5,080 4,831
2.000% due 02/15/25 6,065 5,921
1.750% due 03/15/25 1,495 1,448

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 05/31/25 7,181 6,620
0.250% due 06/30/25 5,119 4,709
0.250% due 07/31/25 1,988 1,824
2.000% due 08/15/25 2,945 2,859
0.250% due 09/30/25 1,316 1,202
0.250% due 10/31/25 648 590
3.000% due 10/31/25 2,820 2,827
2.250% due 11/15/25 3,530 3,448
2.250% due 03/31/26 2,750 2,679
1.625% due 05/15/26 4,362 4,142
1.500% due 08/15/26 6,534 6,148
0.625% due 03/31/27 4,275 3,824
2.500% due 03/31/27 2,920 2,861
2.375% due 05/15/27 3,010 2,929
0.500% due 05/31/27 5,150 4,556
2.750% due 02/15/28 2,660 2,629
1.125% due 02/29/28 1,336 1,206
1.250% due 03/31/28 1,652 1,498
2.875% due 05/15/28 2,598 2,584
2.875% due 08/15/28 1,938 1,927
2.375% due 03/31/29 1,485 1,432
2.375% due 05/15/29 1,410 1,359
1.625% due 08/15/29 5,925 5,423
1.750% due 11/15/29 5,120 4,720
0.625% due 05/15/30 3,603 3,015
0.625% due 08/15/30 6,610 5,501
0.875% due 11/15/30 2,217 1,879
1.125% due 02/15/31 2,148 1,854
1.250% due 08/15/31 766 663
1.875% due 02/15/32 1,430 1,306
3.125% due 02/15/32 1,564 1,578
1.125% due 05/15/40 2,227 1,605
1.125% due 08/15/40 1,105 792
1.375% due 11/15/40 3,930 2,941
1.875% due 02/15/41 2,284 1,865
2.375% due 02/15/42 2,140 1,891
2.750% due 11/15/42 2,180 2,030
3.125% due 08/15/44 1,690 1,668
2.875% due 08/15/45 1,210 1,146
2.750% due 11/15/47 3,411 3,188
3.000% due 02/15/48 2,141 2,104
3.000% due 08/15/48 1,406 1,383
3.375% due 11/15/48 1,360 1,439
3.000% due 02/15/49 1,453 1,442
2.875% due 05/15/49 1,462 1,418
1.250% due 05/15/50 3,505 2,336
1.875% due 02/15/51 1,337 1,048
2.000% due 08/15/51 900 727
1.875% due 11/15/51 3,680 2,887
1.625% due 02/15/52 2,510 1,845
174,967
Total Long-Term Investments
(cost
$577,086
) 534,131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 7.4%
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 140
Capital One Bank USA NA
3.375% due 02/15/23 250 251
Evergy, Inc.
5.292% due 06/15/22 (~)(Ê) 805 806
Hewlett Packard Enterprise Co.
Class A
4.400% due 10/15/22 (Þ) 1 1
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 705
U.S. Cash Management Fund(@) 41,078,907(∞) 41,067
Total Short-Term Investments
(cost $42,968) 42,970
Total Investments - 99.8%
(identified cost $620,054) 577,101
Other Assets and Liabilities,
Net - 0.2%
1,049
Net Assets - 100.0%
578,150

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.1%
7-Eleven, Inc. 05/14/21 115,000 89.98 103
80
7-Eleven, Inc. 05/14/21 85,000 91.53 78
61
ABN AMRO Bank NV 12/07/21 344,000 109.72 377
346
Adani Ports & Special Economic Zone, Ltd. 04/23/20 366,000 95.28 349
358
Air Liquide Finance SA 07/13/21 349,000 102.36 357
346
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.39 344
338
Anglo American Capital PLC 02/03/22 353,000 103.31 365
351
Antares Holdings, LP 01/21/21 505,000 99.05 500
463
Apollo Management Holdings, LP 05/24/16 230,000 99.96 230
232
Apollo Management Holdings, LP 03/08/18 90,000 97.48 88
93
Apollo Management Holdings, LP 05/24/18 195,000 99.77 195
195
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
908
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 2,434,000 100.00 2,434
2,423
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 4,261,000 100.00 4,261
4,153
Ares LXI CLO, Ltd. 08/20/21 3,407,000 100.00 3,407
3,366
Athene Global Funding 06/12/19 140,000 100.04 140
140
Athene Global Funding 11/06/19 1,145,000 102.39 1,172
1,077
Banco de Credito del Peru 03/03/22 382,000 94.62 361
344
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 339,000 105.31 357
338
Banco Santander Chile 01/06/22 281,000 101.96 287
269
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/14/20 499,000 104.23 529
512
Bangkok Bank PCL 06/19/18 303,000 122.91 372
370
Barings BDC, Inc. 03/03/22 379,000 95.48 362
339
Barings CLO, Ltd. 09/22/21 1,363,000 100.00 1,363
1,348
Bayer US Finance II LLC 08/14/18 605,000 93.65 567
532
Bayer US Finance II LLC 08/06/21 340,000 104.79 356
343
Bayer US Finance LLC 06/18/18 709,000 98.51 699
701
BBVA Bancomer SA 10/06/21 285,000 106.22 303
287
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,367
BDS, Ltd. 04/04/22 2,246,000 100.00 2,246
2,246
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,371
Bellemeade Re, Ltd. 10/28/20 1,362,616 100.00 1,363
1,367
Bellemeade Re, Ltd. 06/11/21 2,121,496 100.00 2,121
2,101
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
684
Bellemeade Re, Ltd. 09/27/21 961,000 100.29 964
923
Bharti Airtel International Netherlands BV 08/05/21 330,000 107.43 355
338
Bharti Airtel, Ltd. 09/13/21 284,000 107.22 305
282
Blackstone Holdings Finance Co. LLC 07/29/21 260,000 99.16 258
212
Blackstone Private Credit Fund 09/10/21 435,000 99.38 432
381
BlueMountain CLO, Ltd. 11/10/21 551,000 100.08 551
546
BMW US Capital LLC 03/28/22 520,000 99.73 519
501
BMW US Capital LLC 04/20/22 215,000 99.52 214
213
BNP Paribas SA 09/08/21 345,000 100.00 345
294
British Airways Pass-Through Trust 11/17/20 242,925 100.00 243
235
Broadcom, Inc. 05/05/20 258,000 100.10 258
241
Broadcom, Inc. 05/05/20 625,000 99.89 624
536
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,125
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.94 2,694
2,326
Cantor Fitzgerald, LP 04/07/22 385,000 99.68 384
375
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 1,947,000 100.00 1,947
1,925
CBAM CLO Management Trust 06/29/18 575,000 100.03 575
574
Chase Home Lending Mortgage Trust 07/22/20 1,379,969 100.00 1,380
1,387
Citadel Finance LLC 03/03/21 590,000 99.63 588
550
Citadel, LP 09/11/19 625,000 99.81 624
613
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,395
2,363
CLI Funding VIII LLC 01/19/22 3,463,168 99.95 3,461
3,191
Comcast Corp. 01/19/18 709,000 99.56 706
523
Comcast Corp. 08/13/21 661,000 98.71 653
473
Cooperatieve Rabobank UA 03/30/22 855,000 100.00 855
796
Corporacion Nacional del Cobre de Chile 01/17/20 140,000 105.78 148
122
CoStar Group, Inc. 06/24/20 645,000 99.93 645
561
Credit Agricole SA 06/17/21 429,000 98.76 424
380

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,338
Danone SA 10/01/19 287,000 100.59 289
285
Danske Bank A/S 05/08/19 435,000 101.99 444
444
DBGS Mortgage Trust 04/03/19 1,961,000 101.22 1,985
1,768
Deutsche Telekom International Finance BV 07/13/21 349,000 102.49 358
346
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,488
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,461
Eagle Re, Ltd. 10/29/21 1,283,000 100.00 1,283
1,262
EIG Pearl Holdings SARL 01/13/22 255,000 100.00 255
216
Enel Finance International NV 01/05/18 387,000 94.71 367
373
Eni SpA 09/05/18 1,193,000 102.15 1,210
1,201
F&G Global Funding 06/23/21 295,000 99.98 295
269
Farmers Exchange Capital III 10/12/16 290,000 99.15 288
305
FNA VI LLC 01/22/21 32,931 99.99 33
31
Freeport Indonesia PT 04/07/22 200,000 100.00 200
199
Freeport Indonesia PT 04/07/22 355,000 100.00 355
343
Freeport Indonesia PT 04/07/22 210,000 100.00 210
201
Fresnillo PLC 09/29/20 200,000 98.06 196
165
GA Global Funding Trust 01/08/21 405,000 99.91 405
369
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 316,667 100.00 317
298
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 425,000 100.00 425
355
GoodLeap Sustainable Home Improvements 10/21/21 875,989 99.99 876
786
GoodLeap Sustainable Home Solutions Trust 01/24/22 759,664 99.98 759
694
Grupo Bimbo SAB de CV 11/03/21 402,000 105.37 424
403
Hana Bank 01/04/22 350,000 106.48 373
355
HCA, Inc. 03/02/22 315,000 99.90 315
275
Health Care Service Corp., a Mutual Legacy Reserve Co. 05/28/20 570,000 99.67 568
491
Hewlett Packard Enterprise Co. 09/30/15 500 99.99 —
1
HF Sinclair Corp. 04/22/22 440,000 103.04 453
452
HGI CRE CLO, Ltd. 05/06/21 1,963,000 100.03 1,964
1,942
HGI CRE CLO, Ltd. 09/17/21 2,106,000 100.00 2,106
2,059
ING Bank NV 01/04/22 347,000 106.17 368
356
Intercorp Financial Services, Inc. 03/03/22 373,000 96.24 359
347
Jackson Financial, Inc. 11/17/21 505,000 99.70 504
428
JPMorgan Mortgage Trust 03/30/21 195,792 102.11 200
187
JPMorgan Mortgage Trust 04/26/21 3,552,224 102.74 3,650
3,350
JPMorgan Mortgage Trust 05/24/21 3,600,278 102.83 3,702
3,349
JPMorgan Mortgage Trust 06/24/21 3,000,326 102.56 3,077
2,841
JPMorgan Mortgage Trust 07/27/21 4,879,021 101.85 4,969
4,297
JPMorgan Mortgage Trust 01/26/22 2,518,292 99.10 2,496
2,332
JPMorgan Mortgage Trust 02/24/22 730,591 97.48 712
674
JPMorgan Mortgage Trust 03/23/22 2,616,038 96.02 2,512
2,426
JPMorgan Mortgage Trust 04/27/22 1,051,000 95.55 1,004
999
KKR Group Finance Co. II LLC 12/01/21 480,000 99.91 480
361
KKR Group Finance Co. III LLC 03/11/15 225,000 100.42 226
226
Kyndryl Holdings, Inc. 10/07/21 950,000 99.89 949
829
Land O'Lakes, Inc. 06/22/16 700,000 100.61 704
705
Last Mile Logistics Group, Inc. 07/07/21 EUR 1,215,548 117.93 1,434
1,264
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
301
Madison Park Funding XXI, Ltd. 12/01/21 1,640,000 100.00 1,640
1,628
Magallanes, Inc. 03/09/22 655,000 96.35 631
584
Massachusetts Mutual Life Insurance Co. 11/18/21 570,000 99.22 566
417
Meituan 12/02/20 385,000 101.06 389
341
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.77 2,770
2,722
Midwest Connector Capital Co. LLC 02/03/22 355,000 102.92 365
353
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.46 29
29
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.70 172
172
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.39 1,834
1,718
Motiva Enterprises LLC 04/23/20 333,000 91.41 304
338
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
289
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 500,000 100.14 501
498
New York Life Insurance Co. 04/08/20 195,000 99.41 194
170
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.44 417
373
NGPL PipeCo LLC 10/02/19 297,000 126.54 376
345

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nordea Bank Abp 06/17/21 285,000 104.19 297
287
NTT Finance Corp. 02/24/21 705,000 100.00 705
637
NYACK Park CLO, Ltd. 09/02/21 4,481,000 100.00 4,481
4,431
Oaktown Re III, Ltd. 01/26/21 678,000 100.43 681
675
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,452
Ohio National Financial Services, Inc. 01/16/20 835,000 107.38 897
832
Ontario Teachers' Cadillac Fairview Properties Trust 10/07/21 315,000 98.99 312
273
Oversea-Chinese Banking Corp., Ltd. 11/03/21 281,000 106.13 298
285
Pacific Life Insurance Co. 06/15/18 255,000 92.30 235
223
Panasonic Corp. 09/13/21 292,000 103.98 304
285
Principal Life Global Funding II 04/20/22 495,000 96.94 480
478
Prodigy Finance Designated Activity Co. 07/12/21 563,696 100.00 564
559
Prosus NV 02/03/21 439,000 100.68 442
305
Radnor RE, Ltd. 01/21/20 755,125 100.00 755
750
Radnor RE, Ltd. 11/05/21 859,000 100.00 859
853
Radnor RE, Ltd. 01/13/22 831,000 100.15 832
816
Reliance Industries, Ltd. 10/07/21 284,000 106.82 303
285
Reliance Industries, Ltd. 01/05/22 450,000 98.62 444
358
Reliance Industries, Ltd. 01/05/22 375,000 99.76 374
321
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.90 387
338
Roche Holdings, Inc. 02/03/22 378,000 98.22 371
361
S&P Global, Inc. 03/04/22 515,000 99.26 511
473
SABIC Capital II BV 04/07/20 341,000 100.34 342
345
Santander UK PLC 10/01/18 290,000 102.79 298
282
Saudi Arabian Oil Co. 11/17/20 661,000 96.95 639
615
Saudi Arabian Oil Co. 11/17/20 200,000 99.89 200
194
Scentre Group 05/19/20 690,000 99.58 687
677
Scentre Group 05/19/20 525,000 99.81 524
523
Scentre Group Trust 2 09/16/20 945,000 100.00 945
912
Sealed Air Corp. 12/10/21 320,000 97.74 313
283
Sequoia Mortgage Trust 05/06/21 2,120,962 102.71 2,178
1,976
Siemens Financieringsmaatschappij NV 02/03/21 291,000 102.19 297
288
SK Hynix, Inc. 03/09/21 361,000 100.01 361
345
Sky, Ltd. 01/05/21 342,000 107.44 367
344
Societe Generale SA 01/16/20 384,000 103.53 398
380
Societe Generale SA 01/16/20 605,000 99.89 604
577
Societe Generale SA 02/22/21 625,000 99.66 623
460
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 107.81 485
463
Standard Chartered PLC 06/21/21 346,000 120.85 418
320
State Bank of India 10/05/21 282,000 105.37 297
285
SURA Asset Management SA 06/18/21 287,000 105.75 303
287
TAL Advantage VII LLC 06/24/21 4,825,745 100.92 4,871
4,447
Taurus CMBS 07/28/21 GBP 486,523 139.09 677
600
Taurus CMBS 07/28/21 GBP 1,266,997 139.09 1,761
1,571
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
618
Taurus UK Designated Activity Co. 02/22/21 GBP 560,880 140.62 789
701
Tencent Holdings, Ltd. 01/04/21 349,000 104.18 364
346
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.36 861
775
Texas Eastern Transmission, LP 11/13/19 351,000 102.61 360
337
Towd Point Mortgage Trust 08/17/20 839,147 101.77 854
806
Triton Container International, Ltd. 04/06/21 540,000 99.92 540
491
UWM Mortgage Trust 05/27/21 5,626 102.22 6
5
Venture XXVIII CLO, Ltd. 09/01/21 1,538,000 100.00 1,538
1,527
Vistra Operations Co. LLC 06/04/19 275,000 99.84 275
255
Volkswagen Group of America Finance LLC 11/17/20 625,000 99.87 624
569
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,650
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,418
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,105,638 138.65 1,533
1,391
Woori Bank 01/04/22 353,000 106.19 375 360
156,559
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 405
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 287 AUD 35,628 06/22
(1,495)
Canadian 10 Year Government Bond Futures 223 CAD 28,178 06/22
(1,628)
United States 2 Year Treasury Note Futures 61 USD 12,860 06/22
(225)
United States 5 Year Treasury Note Futures 333 USD 37,519 06/22
(891)
United States 10 Year Treasury Note Futures 518 USD 61,723 06/22
(2,864)
United States 10 Year Ultra Treasury Note Futures 341 USD 43,989 06/22
(2,146)
United States Treasury Ultra Bond Futures 83 USD 13,316 06/22 (1,905)
Short Positions
Euro-Bund Futures 70 EUR 10,751 06/22
840
Japanese 10 Year Government Bond Futures 12 JPY 1,795,439 06/22
43
Long Gilt Futures 82 GBP 9,712 06/22
366
United States 2 Year Treasury Note Futures 220 USD 46,379 06/22
347
United States 5 Year Treasury Note Futures 19 USD 2,141 06/22
(1)
United States 10 Year Treasury Note Futures 92 USD 10,962 06/22
418
United States 10 Year Ultra Treasury Note Futures 27 USD 3,483 06/22
82
United States Treasury Long Bond Futures 48 USD 6,753 06/22 396
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (8,663)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 904 AUD 1,200 06/09/22 (56)
Bank of America USD 1,464 AUD 2,046 06/09/22 (18)
Bank of America USD 10,001 EUR 9,193 07/15/22 (268)
Bank of America USD 2,972 JPY 343,080 06/15/22 (324)
Bank of America USD 347 NOK 2,977 06/09/22 (30)
Bank of America USD 763 NOK 6,979 06/09/22 (19)
Bank of America USD 3,149 NOK 28,000 06/15/22 (164)
Bank of America AUD 337 USD 239 06/09/22 —
Bank of America AUD 16,585 USD 12,158 06/09/22 433
Bank of America EUR 10,361 USD 11,225 07/15/22 254
Bank of America GBP 815 USD 1,038 05/18/22 12
Bank of America NOK 47,029 USD 5,000 06/09/22 (14)
Bank of America NOK 53,267 USD 5,968 06/09/22 288
Bank of America SEK 26,000 USD 2,689 06/15/22 38
Bank of New York USD 336 GBP 270 06/09/22 4
Bank of New York USD 19,667 GBP 14,763 06/09/22 (1,104)
Bank of New York GBP 1,571 USD 1,995 06/09/22 20
Bank of New York GBP 3,772 USD 4,967 06/09/22 225
Citigroup USD 84 NZD 130 06/09/22 —
Citigroup USD 6,001 NZD 8,863 06/09/22 (280)
Citigroup NZD 522 USD 364 06/09/22 28
Citigroup NZD 1,047 USD 690 06/09/22 14
HSBC USD 2,974 JPY 343,080 06/15/22 (327)
HSBC USD 3,146 NOK 28,000 06/15/22 (160)
HSBC USD 13,442 SEK 130,000 06/15/22 (187)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
406 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC JPY 1,715,400 USD 13,723 06/15/22 487
HSBC NOK 140,000 USD 15,644 06/15/22 716
HSBC SEK 26,000 USD 2,684 06/15/22 33
JPMorgan Chase USD 2,969 JPY 343,080 06/15/22 (322)
JPMorgan Chase USD 3,140 NOK 28,000 06/15/22 (154)
JPMorgan Chase GBP 12,893 USD 16,817 05/18/22 605
JPMorgan Chase SEK 26,000 USD 2,676 06/15/22 25
Royal Bank of Canada USD 2,969 JPY 343,080 06/15/22 (321)
Royal Bank of Canada USD 3,138 NOK 28,000 06/15/22 (153)
Royal Bank of Canada SEK 26,000 USD 2,689 06/15/22 38
Standard Chartered USD 2,970 JPY 343,080 06/15/22 (323)
Standard Chartered USD 3,143 NOK 28,000 06/15/22 (157)
Standard Chartered SEK 26,000 USD 2,685 06/15/22 34
State Street USD 4,881 CAD 6,267 06/09/22 (3)
State Street USD 54 EUR 51 06/09/22 —
State Street USD 2,935 EUR 2,622 06/09/22 (164)
State Street USD 2,994 JPY 345,395 06/09/22 (329)
State Street USD 150 SEK 1,382 06/09/22 (9)
State Street USD 884 SEK 8,594 06/09/22 (8)
State Street USD 4,705 SEK 46,219 06/09/22 6
State Street EUR 377 USD 404 06/09/22 6
State Street JPY 345,395 USD 2,835 06/09/22 171
State Street JPY 622,066 USD 4,753 06/09/22 (46)
State Street SEK 56,195 USD 5,780 06/09/22 51
UBS USD 420 CHF 386 06/09/22 (22)
UBS USD 2,336 CHF 2,235 06/09/22 (35)
UBS USD 1,717 GBP 1,317 05/18/22 (61)
UBS CHF 182 USD 187 06/09/22 —
UBS CHF 16,526 USD 18,017 06/09/22 997
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (573)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 14,988 $ —
$ —
$ 14,988 2.6
Corporate Bonds and Notes — 123,225 —
—
123,225 21.3
International Debt — 107,151 —
—
107,151 18.5
Mortgage-Backed Securities — 95,371 —
—
95,371 16.5
Municipal Bonds — 905 —
—
905 0.2
Non-US Bonds — 16,822 —
—
16,822 2.9
United States Government Agencies — 702 —
—
702 0.1
United States Government Treasuries — 174,967 —
—
174,967 30.3
Short-Term Investments — 1,90 3 — 41,06 7 42,970 7.4

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 407
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Investments — 536,03 4 — 41,06 7 577,101 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 2,492 — — — 2,492 0.4
Foreign Currency Exchange Contracts — 4,485 — — 4,485 0.8
A
Liabilities
Futures Contracts (11,155) — — — (11,155) (1.9)
Foreign Currency Exchange Contracts — (5,058) — — (5,058) (0.9)
Total Other Financial Instruments
*
$ (8,663) $ (573) $ — $ — $ (9,236)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,760
Belgium ..............................................................................................
835
Bermuda .............................................................................................
16,539
Brazil ..................................................................................................
955
Canada ................................................................................................
7,233
Cayman Islands ...................................................................................
34,314
Chile ...................................................................................................
777
China ..................................................................................................
992
Colombia .............................................................................................
1,116
Denmark .............................................................................................
444
Finland ...............................................................................................
287
France .................................................................................................
3,743
Germany .............................................................................................
3,983
India ...................................................................................................
2,227
Indonesia ............................................................................................
743
Ireland ................................................................................................
7,623
Italy ....................................................................................................
1,574
Japan ..................................................................................................
4,552
Luxembourg ........................................................................................
216

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
408 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Malaysia ..............................................................................................
338
Mexico ................................................................................................
1,981
Netherlands ........................................................................................
2,173
Norway ................................................................................................
516
Peru ....................................................................................................
691
Saudi Arabia .......................................................................................
1,154
Singapore ............................................................................................
285
South Africa ........................................................................................
351
South Korea ........................................................................................
1,060
Spain ...................................................................................................
934
Switzerland .........................................................................................
1,871
Thailand ..............................................................................................
370
United Arab Emirates .........................................................................
653
United Kingdom ..................................................................................
19,683
United States .......................................................................................
453,128
Total Investments ....................................................................
577,101

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 409
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 4,485 $ —
Variation margin on futures contracts* — 2,492
Total
$ 4,485 $ 2,492
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 11,155
Unrealized depreciation on foreign currency exchange contracts 5,058 —
Total
$ 5,058 $ 11,155
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (14,070)
Foreign currency exchange contracts 2,700 —
Total
$ 2,700 $ (14,070)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (4,365)
Foreign currency exchange contracts (464) —
Total
$ (464) $ (4,365)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
410 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 4,485 $ — $ 4,485
Total Financial and Derivative Assets
4,485 — 4,485
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,485 $ — $ 4,485
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,024 $ 440 $ — $ 584
Bank of New York
248 248 — —
Citigroup
42 42 — —
HSBC
1,236 674 — 562
JPMorgan Chase
630 25 — 605
Royal Bank of Canada
38 38 — —
Standard Chartered
34 34 — —
State Street
235 235 — —
UBS
998 57 — 941
Total
$ 4,485 $ 1,793 $ — $ 2,692

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 411
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,058 $ — $ 5,058
Total Financial and Derivative Liabilities
5,058 — 5,058
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,058 $ — $ 5,058
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 893 $ 440 $ — $ 453
Bank of New York 1,104 248 — 856
Citigroup 279 42 — 237
HSBC 674 674 — —
JPMorgan Chase 476 25 — 451
Royal Bank of Canada 474 38 — 436
Standard Chartered 480 34 — 446
State Street 560 235 — 325
UBS 118 57 — 61
Total
$ 5,058 $ 1,793 $ — $ 3,265
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
412 Investment Grade Bond Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 620,054
Investments, at fair value(>) ...........................................................................................................................................................
577,101
Cash ............................................................................................................................................................................................... 995
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,485
Receivables:
Dividends and interest ....................................................................................................................................................... 3,487
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 423
Fund shares sold ................................................................................................................................................................ 331
From broker(a)(b) ............................................................................................................................................................... 12,912
Prepaid expenses ........................................................................................................................................................................... 10
Total assets .................................................................................................................................................
599,752
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 4
Investments purchased ...................................................................................................................................................... 6,402
Fund shares redeemed ....................................................................................................................................................... 1,122
Accrued fees to affiliates .................................................................................................................................................... 212
Other accrued expenses ..................................................................................................................................................... 146
Variation margin on futures contracts ................................................................................................................................. 8,658
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 5,058
Total liabilities .............................................................................................................................................
21,602
Net Assets ............................................................................................................................................................
$ 578,150

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 413
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (74,294)
Shares of beneficial interest ...........................................................................................................................................................
297
Additional paid-in capital ..............................................................................................................................................................
652,147
Net Assets ............................................................................................................................................................
$ 578,150
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.47
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.23
Class A — Net assets ............................................................................................................................................................. $ 12,718,270
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 653,240
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.26
Class C — Net assets ............................................................................................................................................................. $ 4,860,931
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 252,396
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.44
Class M — Net assets ............................................................................................................................................................ $ 56,624,532
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,912,086
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.53
Class R6 — Net assets ........................................................................................................................................................... $ 911,550
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 46,682
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.44
Class S — Net assets ............................................................................................................................................................. $ 467,752,652
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 24,055,248
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.49
Class Y — Net assets ............................................................................................................................................................. $ 35,282,380
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,810,428
Amounts in thousands
(<)     Investments matured - cost $ 1,113
(>)     Investments in affiliates, U.S. Cash Management Fund $ 41,067
(a)     Receivable from Broker for Futures $ 12,895
(b)     Receivable from Broker for Swaps $ 17
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
414 Investment Grade Bond Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 20
Interest .............................................................................................................................................................................. 8,077
Total investment income ...............................................................................................................................................................
8,097
Expenses
Advisory fees .................................................................................................................................................................... 904
Administrative fees ........................................................................................................................................................... 174
Custodian fees ................................................................................................................................................................... 72
Distribution fees - Class A ................................................................................................................................................ 16
Distribution fees - Class C ................................................................................................................................................ 21
Transfer agent fees - Class A ............................................................................................................................................ 13
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class M ............................................................................................................................................ 59
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 606
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 86
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ...................................................................................................................................................................... 28
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 2,071
Expense reductions ........................................................................................................................................................... (347)
Net expenses .................................................................................................................................................................................
1,724
Net investment income (loss) ........................................................................................................................................................
6,373
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (12,105)
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (14,070)
Foreign currency exchange contracts ................................................................................................................................ 2,700
Foreign currency-related transactions ............................................................................................................................... (33)
Net realized gain (loss) ..................................................................................................................................................................
(23,515)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (52,656)
Futures contracts .............................................................................................................................................................. (4,365)
Foreign currency exchange contracts ................................................................................................................................ (464)
Investment matured .......................................................................................................................................................... (1,113)
Foreign currency-related transactions ............................................................................................................................... (70)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (58,668)
Net realized and unrealized gain (loss) ......................................................................................................................................... (82,183)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (75,810)
**      Less than $500.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 415
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,373 $ 11,853
Net realized gain (loss) ...................................................................................................................... (23,515) 6,023
Net change in unrealized appreciation (depreciation) ....................................................................... (58,668) (12,180)
Net increase (decrease) in net assets from operations ............................................................................. (75,810) 5,696
Distributions
To shareholders
Class A .......................................................................................................................................... (210) (377)
Class C .......................................................................................................................................... (66) (293)
Class M ......................................................................................................................................... (1,007) (1,961)
Class R6 ........................................................................................................................................ (18) (51)
Class S ........................................................................................................................................... (10,158) (33,304)
Class Y .......................................................................................................................................... (653) (2,229)
Net decrease in net assets from distributions .......................................................................................... (12,112) (38,215)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (104,392) 11,473
Total Net Increase (Decrease) in Net Assets ..........................................................................
(192,314) (21,046)
Net Assets
Beginning of period .................................................................................................................................
770,464 791,510
End of period ..........................................................................................................................................
$ 578,150 $ 770,464

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
416 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 395 $ 8,644 66 $ 1,469
Proceeds from reinvestment of distributions 9 209 17 375
Payments for shares redeemed (65) (1,327) (141) (3,161)
Net increase (decrease)
339 7,526 (58) (1,317)
Class C
Proceeds from shares sold 13 269 22 472
Proceeds from reinvestment of distributions 3 66 13 293
Payments for shares redeemed (41) (851) (93) (2,056)
Net increase (decrease)
(25) (516) (58) (1,291)
Class M
Proceeds from shares sold 711 14,95 4 2,010 44,956
Proceeds from reinvestment of distributions 47 1,00 7 88 1,961
Payments for shares redeemed (529) (11,092) (572) (12,706)
Net increase (decrease)
229 4,869 1,526 34,211
Class R6
Proceeds from shares sold 1 32 4 85
Proceeds from reinvestment of distributions 1 17 2 50
Payments for shares redeemed (3) (61) (5) (110)
Net increase (decrease)
(1) (12) 1 25
Class S
Proceeds from shares sold 2,274 47,656 5,977 132,705
Proceeds from reinvestment of distributions 465 10,050 1,474 32,986
Payments for shares redeemed (8,186) (165,033) (8,622) (192,616)
Net increase (decrease)
(5,447) (107,327) (1,171) (26,925)
Class Y
Proceeds from shares sold 106 2,150 571 12,702
Proceeds from reinvestment of distributions 30 653 99 2,229
Payments for shares redeemed (534) (11,735) (362) (8,161)
Net increase (decrease)
(398) (8,932) 308 6,770
Total increase (decrease)
(5,303) $ (104,392) 548 $ 11,473

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
418 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 22.02 .16 (2.39) (2.23) (.24) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
Class C
April 30, 2022* 21.78 .07 (2.35) (2.28) (.16) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
Class M
April 30, 2022* 21.99 .20 (2.39) (2.19) (.28) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017(3) 20.87 .27 .40 .67 (.20) —
Class R6
April 30, 2022* 22.08 .20 (2.39) (2.19) (.28) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
Class S
April 30, 2022* 21.99 .18 (2.38) (2.20) (.27) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
Class Y
April 30, 2022* 22.04 .20 (2.38) (2.18) (.29) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 419
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.32) 19.47 (10.26) 12,718 .82 .77 1.51 30
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.24) 19.26 (10.59) 4,861 1.57 1.52 .72 30
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(.36) 19.44 (10.12) 56,62 4 .57 .38 1.87 30
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(.36) 19.53 (10.06) 912 .42 .35 1.90 30
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(.35) 19.44 (10.16) 467,753 .57 .48 1.76 30
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(.37) 19.49 (10.07) 35,282 .38 .32 1.90 30
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
420 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 100,614
Administration fees 26,193
Distribution fees 5,756
Shareholder servicing fees 1,022
Transfer agent fees 78,456
Trustee fees 306
$ 212,347
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 43,829 $ 184,390 $ 187,145 $ (7) $ — $ 41,067 $ 20 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 622,173,666 $ 1,910,514 $ (56,275,214) $ (54,364,700)

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Short Duration Bond Fund 421
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 953.70 $ 1,020.83
Expenses Paid During Period* $ 3.88 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 950.10 $ 1,017.11
Expenses Paid During Period* $ 7.49 $ 7.75
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 954.80 $ 1,022.32
Expenses Paid During Period* $ 2.42 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
422 Short Duration Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 955.30 $ 1,022.32
Expenses Paid During Period* $ 2.42 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 954.50 $ 1,022.07
Expenses Paid During Period* $ 2.67 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 954.90 $ 1,022.46
Expenses Paid During Period* $ 2.28 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.2%
Asset-Backed Securities - 5.9%
ACE Securities Corp. Home Equity Loan
Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 222 218
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 524 517
AmeriCredit Automobile Receivables
Trust
Series 2021-1 Class A2
0.280% due 06/18/24 213 213
Series 2022-1 Class A2
2.050% due 01/20/26 570 567
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 227 227
Series 2018-2A Class A
4.000% due 03/20/25 (Þ) 305 306
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 949
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 536
Capital One Multi-Asset Execution Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,144
Capital One Prime Auto Receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 1,419 1,406
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,344
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 857 853
Series 2022-2 Class A3
3.490% due 02/16/27 610 610
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 440 427
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 1,085 1,081
Enterprise Fleet Financing LLC
Series 2021-1 Class A2
0.440% due 12/21/26 (Þ) 1,202 1,173
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 400 396
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 983 974
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-A Class A2
0.170% due 10/15/23 128 127
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 528
Series 2022-2 Class A3
3.100% due 02/16/27 400 399
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 376
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 224 206
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 388 387
Hertz Vehicle Financing III, LP
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 226
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 890 836
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 291
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 721
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 249 242
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 40 40
Series 2021-1 Class A2
0.160% due 07/21/23 171 171
Series 2021-3 Class A2
0.200% due 02/20/24 735 730
Series 2022-1 Class A2
1.440% due 10/15/24 380 377
Hyundai Auto Receivables Trust
Series 2020-C Class A2
0.260% due 09/15/23 85 85
Series 2022-A Class A2A
1.810% due 02/18/25 610 606
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 254 251
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 244
Series 2007-CH4 Class M1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
424 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 242
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 251
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 209 207
Lunar Structured Aircraft Portfolio Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 229 208
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 241
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 214 211
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 157 158
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 247
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 780 774
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
1.940% due 11/17/25 805 792
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 152 149
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 282 270
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 69 67
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 581 578
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 490 491
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 659 660
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 600 594
Wendy's Funding LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 248 218
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 370 366
World Omni Auto Receivables Trust
Series 2022-A Class A3
3.210% due 02/18/25 245 244
26,752
Corporate Bonds and Notes - 36.1%
3M Co.
3.000% due 08/07/25 600 596
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 855 814
Abbott Laboratories
3.400% due 11/30/23 570 575
AbbVie, Inc.
3.750% due 11/14/23 693 700
3.600% due 05/14/25 290 288
Series WI
2.600% due 11/21/24 830 810
Aetna, Inc.
3.500% due 11/15/24 355 355
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 532
Air Lease Corp.
0.700% due 02/15/24 770 730
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 541 540
Altria Group, Inc.
4.400% due 02/14/26 410 414
Amazon.com, Inc.
0.450% due 05/12/24 613 585
3.000% due 04/13/25 130 130
1.000% due 05/12/26 240 219
3.300% due 04/13/27 130 129
Ameren Corp.
1.950% due 03/15/27 360 329
American Express Co.
2.500% due 07/30/24 450 441
2.250% due 03/04/25 660 637
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,493
1.200% due 07/08/25 600 558
1.300% due 09/09/26 450 409
American International Group, Inc.
2.500% due 06/30/25 240 231
American Tower Corp.
0.600% due 01/15/24 746 713
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,012
Amgen, Inc.
1.900% due 02/21/25 240 230
Anthem, Inc.
3.500% due 08/15/24 545 546

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 569 570
Apple, Inc.
0.750% due 05/11/23 1,500 1,478
1.800% due 09/11/24 607 593
Aptiv PLC
2.396% due 02/18/25 350 337
Ares Capital Corp.
4.250% due 03/01/25 569 560
AT&T, Inc.
1.700% due 03/25/26 810 748
Series WI
4.450% due 04/01/24 564 577
Athene Global Funding
0.923% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 707
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 584 583
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,300 1,301
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 418
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,204
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 250 250
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 314
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,150 1,088
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 359
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,599
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 475
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 160 152
Baxter International, Inc.
1.322% due 11/29/24 (Þ) 740 698
Becton Dickinson and Co.
3.363% due 06/06/24 296 295
Series WI
6.700% due 12/01/26 175 192
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,540
Berry Global, Inc.
Series WI
0.950% due 02/15/24 608 580
BGC Partners, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 07/24/23 141 143
Boeing Co. (The)
1.950% due 02/01/24 975 947
2.800% due 03/01/24 270 266
4.875% due 05/01/25 320 324
2.196% due 02/04/26 585 534
BP Capital Markets America, Inc.
3.194% due 04/06/25 1,185 1,174
Bristol-Myers Squibb Co.
0.750% due 11/13/25 400 365
Series WI
2.900% due 07/26/24 109 108
Broadcom, Inc.
Series WI
3.625% due 01/15/24 701 705
3.150% due 11/15/25 1,042 1,015
3.459% due 09/15/26 635 618
Brown & Brown, Inc.
4.200% due 09/15/24 561 565
CA, Inc.
4.700% due 03/15/27 717 707
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 450 453
Capital One Financial Corp.
3.900% due 01/29/24 701 704
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 99
Carrier Global Corp.
Series WI
2.242% due 02/15/25 740 708
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 119
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 563
Celanese US Holdings LLC
1.400% due 08/05/26 590 523
Centene Corp.
Series WI
4.250% due 12/15/27 60 58
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 477
Charles Schwab Corp. (The)
0.750% due 03/18/24 350 335
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 562 569
Series WI
4.908% due 07/23/25 700 713
Chevron Corp.
1.141% due 05/11/23 1,600 1,578
2.895% due 03/03/24 550 550
0.687% due 08/12/25 1,492 1,372
Cigna Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
426 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/15/25 770 763
Cisco Systems, Inc.
2.200% due 09/20/23 589 585
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,525 1,438
5.500% due 09/13/25 760 793
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 760 735
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 188
CNH Industrial Capital LLC
1.950% due 07/02/23 500 492
1.450% due 07/15/26 350 316
Coca-Cola Co. (The)
1.750% due 09/06/24 595 583
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,110
Comcast Corp.
3.700% due 04/15/24 485 490
Commonwealth Edison Co.
3.100% due 11/01/24 579 575
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 630
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 170 155
Costco Wholesale Corp.
2.750% due 05/18/24 581 579
Crown Castle International Corp.
3.150% due 07/15/23 580 580
CVS Health Corp.
3.875% due 07/20/25 1,150 1,155
Daimler Finance NA LLC
1.125% due 12/14/23 (Þ) 734 710
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 970
Devon Energy Corp.
5.850% due 12/15/25 180 191
Series WI
5.250% due 09/15/24 200 206
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 572
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 18
DR Horton, Inc.
5.750% due 08/15/23 559 576
2.500% due 10/15/24 220 215
Duke Energy Progress LLC
3.375% due 09/01/23 190 191
Duke Realty Corp.
3.250% due 06/30/26 723 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edison International
4.950% due 04/15/25 724 737
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 559
Energy Transfer Operating, LP
5.875% due 01/15/24 680 701
4.050% due 03/15/25 50 50
Energy Transfer Partners, LP
Series 5Y
4.200% due 09/15/23 300 303
Energy Transfer, LP
2.900% due 05/15/25 310 299
Entergy Louisiana LLC
0.950% due 10/01/24 340 321
Enterprise Products Operating LLC
3.900% due 02/15/24 701 707
3.750% due 02/15/25 1,150 1,152
EOG Resources, Inc.
3.150% due 04/01/25 300 297
EQT Corp.
3.125% due 05/15/26 (Þ) 140 132
3.900% due 10/01/27 390 373
5.000% due 01/15/29 10 10
Exelon Generation Co. LLC
3.250% due 06/01/25 1,042 1,021
Exxon Mobil Corp.
2.019% due 08/16/24 588 576
2.992% due 03/19/25 770 762
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 575
Ford Motor Credit Co. LLC
3.370% due 11/17/23 550 540
4.950% due 05/28/27 400 390
Fortinet, Inc.
1.000% due 03/15/26 350 312
Fox Corp.
Series WI
4.030% due 01/25/24 450 454
FS KKR Capital Corp.
4.125% due 02/01/25 569 558
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 666
1.625% due 01/15/26 (Þ) 285 260
General Dynamics Corp.
1.150% due 06/01/26 160 146
General Motors Financial Co., Inc.
1.700% due 08/18/23 550 539
4.875% due 10/02/23 564 576
2.750% due 06/20/25 470 450
1.250% due 01/08/26 650 582
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 153
Gilead Sciences, Inc.
3.700% due 04/01/24 600 603
GLP Capital, LP / GLP Financing II, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 09/01/24 546 537
5.375% due 04/15/26 90 92
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 567
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,182
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,530 1,505
Series DMTN
3.625% due 02/20/24 930 932
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,220 1,091
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 544
Harman International Industries, Inc.
4.150% due 05/15/25 690 696
HCA, Inc.
5.000% due 03/15/24 395 404
4.500% due 02/15/27 703 705
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 471
Home Depot, Inc. (The)
3.750% due 02/15/24 698 708
2.700% due 04/15/25 150 148
2.875% due 04/15/27 50 48
Honeywell International, Inc.
2.300% due 08/15/24 1,390 1,372
Humana, Inc.
4.500% due 04/01/25 110 112
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 272
0.800% due 01/08/24 (Þ) 210 200
International Business Machines Corp.
3.375% due 08/01/23 574 579
3.000% due 05/15/24 1,000 995
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 232
3.050% due 04/29/26 (Þ) 650 630
John Deere Capital Corp.
0.450% due 06/07/24 700 665
Johnson & Johnson
0.550% due 09/01/25 340 313
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,442
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 600 603
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 275
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 447
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 339
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 820 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.080% due 04/26/26 (SOFR +
1.320%)(Ê) 715 713
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 225
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 445
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 450 407
Kilroy Realty, LP
3.450% due 12/15/24 567 558
Kinder Morgan, Inc.
4.300% due 06/01/25 600 605
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 738 705
Kroger Co. (The)
3.850% due 08/01/23 574 579
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 617 538
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 90
Las Vegas Sands Corp.
3.200% due 08/08/24 190 182
2.900% due 06/25/25 290 267
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennar Corp.
4.875% due 12/15/23 555 564
Lockheed Martin Corp.
Series 10YR
3.550% due 01/15/26 610 615
Lowe's Cos., Inc.
3.875% due 09/15/23 575 581
3.125% due 09/15/24 150 150
Magallanes, Inc.
3.788% due 03/15/25 (Þ) 719 709
3.755% due 03/15/27 (Þ) 140 135
Series 144a
3.638% due 03/15/25 (Þ) 1,660 1,633
Main Street Capital Corp.
5.200% due 05/01/24 568 574
Marathon Petroleum Corp.
4.700% due 05/01/25 320 325
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 281
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 551
McDonald's Corp.
3.300% due 07/01/25 450 448
Merck & Co., Inc.
2.800% due 05/18/23 580 582
2.750% due 02/10/25 1,100 1,088
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 615

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
428 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
3.125% due 11/03/25 571 572
Mid-America Apartments, LP
3.750% due 06/15/24 565 568
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 589 574
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 400 398
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 717
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,150 1,026
Series 1654
4.100% due 05/22/23 455 460
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 460
MPLX, LP
4.000% due 02/15/25 220 220
1.750% due 03/01/26 625 571
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 309
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,677 1,691
Netflix, Inc.
5.750% due 03/01/24 678 703
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 222
NIKE, Inc.
2.400% due 03/27/25 585 572
NiSource, Inc.
0.950% due 08/15/25 435 394
Northrop Grumman Corp.
2.930% due 01/15/25 140 138
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 517
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 581 562
Occidental Petroleum Corp.
5.875% due 09/01/25 180 185
3.000% due 02/15/27 30 28
Omega Healthcare Investors, Inc.
4.950% due 04/01/24 570 575
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 236
Oracle Corp.
2.500% due 04/01/25 1,070 1,020
1.650% due 03/25/26 450 407
2.650% due 07/15/26 581 542
Owl Rock Capital Corp.
3.750% due 07/22/25 577 553
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 486
Pacific Life Global Funding II
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 06/24/25 (Þ) 500 462
PayPal Holdings, Inc.
2.400% due 10/01/24 540 530
PepsiCo, Inc.
2.850% due 02/24/26 569 558
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,143
Series 5YR
3.200% due 09/15/23 578 582
Philip Morris International, Inc.
3.600% due 11/15/23 694 700
2.875% due 05/01/24 210 209
0.875% due 05/01/26 260 233
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 263
1.125% due 01/15/26 550 498
PPG Industries, Inc.
1.200% due 03/15/26 160 146
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 260
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,160
Prospect Capital Corp.
3.706% due 01/22/26 602 559
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,000
Series REGS
1.170% due 07/15/25 (Þ) 930 857
Public Service Enterprise Group, Inc.
0.841% due 11/08/23 685 660
Raytheon Technologies Corp.
3.950% due 08/16/25 140 142
Series WI
3.700% due 12/15/23 576 582
Realty Income Corp.
4.600% due 02/06/24 570 581
Republic Services, Inc.
0.875% due 11/15/25 783 709
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 465
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 305
Service Properties Trust
7.500% due 09/15/25 490 489
Sherwin-Williams Co. (The)
3.450% due 08/01/25 712 705
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 575
Southern Power Co.
0.900% due 01/15/26 550 493
Southwest Airlines Co.
5.250% due 05/04/25 260 269
Spectra Energy Partners, LP

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/15/24 561 573
State Street Corp.
3.100% due 05/15/23 1,100 1,105
Synchrony Financial
4.250% due 08/15/24 562 561
TCI Communications, Inc.
7.875% due 02/15/26 475 537
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 607 589
T-Mobile USA, Inc.
2.250% due 02/15/26 470 432
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,671
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 681
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 20 22
TSMC Arizona Corp.
1.750% due 10/25/26 977 895
Tyson Foods, Inc.
3.950% due 08/15/24 563 568
Union Pacific Corp.
3.750% due 03/15/24 702 709
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 566 561
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 850 821
UnitedHealth Group, Inc.
2.375% due 08/15/24 770 758
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,125
US Bank NA
Series BKNT
2.050% due 01/21/25 340 329
Verizon Communications, Inc.
0.750% due 03/22/24 290 279
3.500% due 11/01/24 564 568
2.100% due 03/22/28 80 72
Series WI
2.355% due 03/15/32 334 280
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris, Inc.
Series WI
1.650% due 06/22/25 225 206
Visa, Inc.
3.150% due 12/14/25 280 278
VMware, Inc.
1.000% due 08/15/24 695 654
Vontier Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.800% due 04/01/26 165 147
Walmart, Inc.
1.050% due 09/17/26 140 127
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,930
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,295
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,120 1,053
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,530 1,469
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 808
Western Gas Partners, LP
3.950% due 06/01/25 20 19
Western Midstream Operating, LP
4.650% due 07/01/26 490 483
Westinghouse Air Brake Technologies
Corp.
4.375% due 08/15/23 575 578
3.200% due 06/15/25 225 217
Williams Cos., Inc. (The)
4.300% due 03/04/24 930 940
Workday, Inc.
3.500% due 04/01/27 310 302
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 5 5
163,797
International Debt - 18.7%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 546 549
ABPCI Direct Lending Fund CLO
Series 2020-9A Class A1R
1.668% due 11/18/31 (USD 3 Month
LIBOR + 1.400%)(Ê)(Þ) 410 407
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.150% due 02/15/24 589 575
1.650% due 10/29/24 290 270
3.500% due 01/15/25 360 346
Series 3NC1
1.750% due 10/29/24 360 335
AGL CLO 6, Ltd.
Series 2021-6A Class AR
2.263% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 504
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 250
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
2.084% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 228
Anglo American Capital PLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 09/11/24 (Þ) 540 537
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 430 427
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 254
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 149
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 172
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 536
Banco Santander SA
2.746% due 05/28/25 400 382
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 194
Bancolombia SA
3.000% due 01/29/25 559 525
Bank of Montreal
2.500% due 06/28/24 1,900 1,867
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 530
Bank of Nova Scotia (The)
1.625% due 05/01/23 598 591
0.650% due 07/31/24 1,380 1,293
3.450% due 04/11/25 260 257
1.050% due 03/02/26 540 486
Barclays PLC
1.839% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 403
4.375% due 09/11/24 560 562
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 563
BAT Capital Corp.
1.668% due 03/25/26 725 650
3.215% due 09/06/26 290 274
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 555
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 564 567
BCRED MML CLO LLC
Series 2021-1A Class A
1.810% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 197
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 223 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 680 696
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 571 578
Black Diamond CLO, Ltd.
Series 2017-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 213 212
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 162
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 544
4.375% due 09/28/25 (Þ) 556 553
BP Capital Markets PLC
2.750% due 05/10/23 589 589
British Telecommunications PLC
4.500% due 12/04/23 564 573
Brookfield Finance, Inc.
4.000% due 04/01/24 706 712
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 327
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 2,203 2,156
0.950% due 10/23/25 220 200
Canadian Pacific Railway Co.
1.350% due 12/02/24 675 639
1.750% due 12/02/26 260 239
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 277
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 301
Cencosud SA
5.150% due 02/12/25 (Þ) 511 519
CIFC Funding, Ltd.
Series 2021-4A Class A
1.144% due 07/15/33 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 330 327
CNH Industrial NV
4.500% due 08/15/23 567 575
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 700 675
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 591 558
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 588

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 554
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 302
Credit Suisse Group AG
Series FXD
3.700% due 02/21/25 365 362
Series WI
3.800% due 06/09/23 1,206 1,210
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 192
Danone SA
2.589% due 11/02/23 (Þ) 588 583
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 275
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 340 336
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 556
Deutsche Bank AG
3.700% due 05/30/24 566 567
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 589 583
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 249
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 266
Enbridge, Inc.
4.000% due 10/01/23 575 580
Enel Finance International NV
1.375% due 07/12/26 (Þ) 616 551
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 573 577
Equinor ASA
2.875% due 04/06/25 3,420 3,368
7.150% due 11/15/25 503 560
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
0.000% due 11/30/23 (~)(Ê)(v) 127 127
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 609 590
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 513 517
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 600 603
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GSK Consumer Healthcare Capital UK
PLC
3.125% due 03/24/25 (Þ) 730 716
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 566
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 254
Hildene Community Funding CDO, Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Š)(Þ) 270 236
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 321
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 269
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 250
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 561
ING Bank NV
5.800% due 09/25/23 (Þ) 549 564
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 262
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 585 586
Lloyds Banking Group PLC
3.900% due 03/12/24 540 541
Lukoil International Finance BV
2.800% due 04/26/27 (Þ) 290 104
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 328
Meituan
2.125% due 10/28/25 (Þ) 675 598
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 255
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 453
1.412% due 07/17/25 650 599
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 657
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 356

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 315
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 540
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 273
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 396
3.522% due 09/17/25 (Þ) 200 193
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 573 577
0.750% due 08/28/25 (Þ) 270 246
Novartis Capital Corp.
3.400% due 05/06/24 572 576
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 497
Nutrien, Ltd.
1.900% due 05/13/23 598 592
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 388
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 247
Octagon Investment Partners XXI, Ltd.
Series 2021-1A Class XR3
1.045% due 02/14/31 (USD 3 Month
LIBOR + 0.650%)(Ê)(Þ) 50 50
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 268
OZLM XII, Ltd.
Series 2018-12A Class A1R
1.236% due 04/30/27 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 37 37
Parliament Funding II, Ltd.
Series 2021-1A Class AR
2.313% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 360 357
Petrobras Global Finance BV
6.250% due 03/17/24 260 271
PFP, Ltd.
Series 2021-8 Class A
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 256
Prosus NV
3.061% due 07/13/31 (Þ) 240 189
Rad CLO 15, Ltd.
Series 2021-15A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.337% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 248
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 236
Reynolds American, Inc.
4.850% due 09/15/23 556 567
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 375
Royal Bank of Canada
0.500% due 10/26/23 1,100 1,062
3.375% due 04/14/25 280 277
Royal Bank of Scotland Group PLC
4.800% due 04/05/26 702 708
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 574 580
Sands China, Ltd.
2.550% due 03/08/27 (Þ) 200 169
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 539
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 553
Setanta Aircraft Leasing DAC Term
Loan B
0.000% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê)(v) 130 129
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 231
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 610 583
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 247
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 566
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 560
Standard Chartered PLC
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 265
State Bank of India
4.875% due 04/17/24 (Þ) 385 392
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 565 570
1.402% due 09/17/26 340 303
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 495
Suncor Energy, Inc.
2.800% due 05/15/23 850 847
7.875% due 06/15/26 489 558
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 607 606
Swedbank AB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.356% due 04/04/25 (Þ) 840 834
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 407
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
1.613% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 200 200
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 558 567
TCI-Flatiron CLO, Ltd.
Series 2016-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 300 299
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 566 564
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 291
3.150% due 10/01/26 420 360
Toronto-Dominion Bank (The)
0.450% due 09/11/23 609 590
1.250% due 12/13/24 1,400 1,329
0.750% due 09/11/25 600 545
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 582 580
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 156
TransCanada PipeLines, Ltd.
1.000% due 10/12/24 560 526
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 368
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,570
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 903
0.700% due 08/09/24 (Þ) 360 339
1.375% due 01/13/25 (Þ) 500 473
4.125% due 09/24/25 (Þ) 540 539
Unilever Capital Corp.
2.600% due 05/05/24 584 579
3.100% due 07/30/25 1,500 1,490
Vale Overseas, Ltd.
6.250% due 08/10/26 791 832
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 588 588
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 565
Series 2021-4A Class A1AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.084% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 367
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
2.264% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 455
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
2.314% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 386
84,513
Loan Agreements - 0.4%
APi Group DE, Inc. Term Loan B
0.000% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 129 128
AppLovin Corp. 1st Lien Term Loan B
0.000% due 08/15/25 (~)(Ê)(v) 130 128
Asurion LLC 2021 Term Loan B9
0.000% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê)(v) 130 127
Caesars Resort Collection LLC 1st Lien
Term Loan B
0.000% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê)(v) 130 128
Charter Communications Operating LLC
Term Loan B1
0.000% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 130 129
Charter Communications Operating LLC
Term Loan B2
0.000% due 02/01/27 (~)(Ê)(v) 130 128
Clarios Global, LP 2021 Term Loan B
0.000% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê)(v) 130 128
Genesee & Wyoming, Inc. New Term
Loan
0.000% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê)(v) 130 128
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 130 128
Nexstar Broadcasting, Inc. Term Loan B4
0.000% due 09/19/26 (~)(Ê)(v) 130 129
Prime Security Services Borrower LLC
2021 Term Loan
0.000% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê)(v) 130 128
Rent-A-Center, Inc. 1st Lien Term Loan
B
0.000% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê)(v) 130 127
VFH Parent LLC 2022 Term Loan B
0.000% due 01/07/29 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 130 129
Virgin Media Secured Finance PLC Term
Loan
0.000% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 130 128

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
XPO Logistics, Inc. Term Loan
0.000% due 02/23/25 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 130 129
1,922
Mortgage-Backed Securities - 8.4%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 262 243
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 323
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 190 189
Series 2024-CRE Class 1
1.300% due 11/17/24 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 250 247
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 302
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 99 96
Series 2020-BN28 Class A1
0.628% due 03/15/63 143 136
Series 2020-BN29 Class A1
0.549% due 11/15/53 1,015 961
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 489 455
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 139 134
Series 2020-B21 Class A1
0.537% due 12/17/53 263 251
Series 2020-B22 Class A1
0.509% due 01/15/54 1,045 976
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,178 346
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 610 570
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 244
BX Commercial Mortgage Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 541
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 532 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 207
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 208
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 301
Series 2021-CIP Class A
1.021% due 12/15/28 (USD 1 Month
LIBOR + 0.921%)(Ê)(Þ) 250 245
Series 2021-SDMF Class F
2.491% due 09/15/34 280 266
Series 2021-VOLT Class A
0.800% due 09/15/36 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 310 303
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 295 287
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 295 286
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 239 234
BX Trust
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 600 585
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 301
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 435
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 245
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 383
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 110 110
Series 2020-GC46 Class A1
1.846% due 02/15/53 126 123
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 115 110
Commercial Mortgage Trust
Series 2012-CR3 Class A3
2.822% due 10/15/45 704 704
Series 2012-CR3 Class ASB
2.372% due 10/15/45 4 4
Series 2013-CR11 Class ASB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.660% due 10/10/46 79 80
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 474
Series 2014-CR20 Class ASB
3.305% due 11/10/47 145 145
Series 2015-CR22 Class ASB
3.144% due 03/10/48 124 124
Series 2015-LC23 Class ASB
3.598% due 10/10/48 35 35
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 298
Series 2021-PF1 Class A1
1.122% due 11/15/54 833 778
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 467
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 234 223
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 209 187
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 104 102
Series 2015-C3 Class ASB
3.448% due 08/15/48 106 106
Series 2016-C7 Class ASB
3.314% due 11/15/49 193 192
Series 2020-C19 Class A1
1.296% due 03/15/53 198 191
Series 2021-C20 Class A1
0.855% due 03/15/54 647 603
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 164 153
ELP Commercial Mortgage Trust
Series 2021-ELP Class A
0.801% due 11/15/36 (USD 1 Month
LIBOR + 0.701%)(Ê)(Þ) 440 429
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 239
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 318 314
Fannie Mae
4.500% due 2025 38 39
3.000% due 2040 1,635 1,583
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 10 9
Series 2012-111 Class UC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.350% due 10/25/27 668 642
Freddie Mac
3.284% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 989 981
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,500 1,442
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 233 226
Series 2013-4182 Class UC
1.500% due 09/15/27 191 188
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 116 116
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 34 34
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 250 248
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (~)(Ê)(Þ) 73 72
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (~)(Ê)(Þ) 60 59
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 309 306
Series 2016-H11 Class HA
2.500% due 01/20/66 1,071 1,049
Series 2017-H03 Class NA
3.125% due 10/20/66 124 123
Series 2017-H23 Class MA
3.000% due 11/20/67 239 233
Series 2021-H15 Class HB
1.250% due 09/20/65 925 899
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 404
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 242
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 525
Series 2014-C24 Class A2
2.940% due 11/15/47 26 26
Series 2016-C2 Class ASB
2.954% due 06/15/49 600 592
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C14 Class B

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
436 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.847% due 08/15/46 (~)(Ê) 510 501
Series 2014-C21 Class AS
3.997% due 08/15/47 300 298
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 112
Series 2017-JP5 Class ASB
3.549% due 03/15/50 377 373
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 929
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 240
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 133 129
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 201 197
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 244
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class A4
2.858% due 11/15/45 667 667
Series 2013-C12 Class ASB
3.824% due 10/15/46 99 99
Series 2016-C32 Class ASB
3.514% due 12/15/49 295 293
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 406 378
Series 2021-L7 Class A1
0.881% due 08/15/26 1,155 1,079
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 238 229
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 300
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 234 221
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 12 12
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 32 32
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 145 145
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 250 241
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 238 231
SMRT
Series 2022-MINI Class A
1.050% due 01/15/24 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 246
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 304
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 263
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 239
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 727 713
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 270 265
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 144 144
Series 2017-C41 Class A1
2.279% due 11/15/50 164 164
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 226 215
Series 2020-C57 Class A1
0.903% due 08/15/53 155 147
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 684
Series 2014-C25 Class ASB
3.369% due 11/15/47 580 579
37,971
Municipal Bonds - 0.2%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 965 965
United States Government Agencies - 0.8%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,784
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,435
Tennessee Valley Authority

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 05/15/25 370 346
3,565
United States Government Treasuries - 13.7%
United States Treasury Notes
0.125% due 05/31/23 660 645
0.125% due 09/15/23 200 194
0.250% due 11/15/23 9,205 8,887
0.875% due 01/31/24 2,340 2,269
2.250% due 03/31/24 18,515 18,359
0.125% due 04/30/24 4,125 4,105
0.250% due 06/15/24 12,760 12,102
1.250% due 08/31/24 7,500 7,235
0.250% due 08/31/25 470 430
0.250% due 09/30/25 4,025 3,675
0.750% due 05/31/26 4,480 4,101
1.250% due 11/30/26 190 176
62,178
Total Long-Term Investments
(cost
$396,423
) 381,663
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Mid-Curve
Futures
Bank of Montreal May 2022 96.56
Call (25) USD 6,035 (ÿ) 5
Total Options Purchased
(cost $9) 5
Short-Term Investments - 15.7%
Air Lease Corp.
2.250% due 01/15/23 500 498
American Express Co.
2.500% due 08/01/22 1,500 1,502
Banco Santander SA
3.848% due 04/12/23 781 788
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,495
Bank of Nova Scotia (The)
1.950% due 02/01/23 625 623
Barclays Bank PLC
1.700% due 05/12/22 (ç) 630 630
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,100 1,105
Citigroup, Inc.
2.700% due 10/27/22 1,185 1,188
Continental Resources, Inc.
4.500% due 04/15/23 380 384
Exxon Mobil Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.902% due 08/16/22 1,205 1,206
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 603 602
Fannie Mae REMICS
Series 2013-21 Class BA
1.000% due 03/25/23 23 23
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 571 581
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 276
3.087% due 01/09/23 265 265
4.140% due 02/15/23 890 889
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 48 48
Freddie Mac REMICS
Series 2014-4315 Class CA
2.000% due 01/15/23 28 28
General Motors Financial Co., Inc.
3.550% due 07/08/22 675 677
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 468
3.200% due 02/23/23 665 667
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 540
John Deere Capital Corp.
2.700% due 01/06/23 600 603
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 450
Lloyds Banking Group PLC
2.250% due 08/14/22 1,125 1,127
Microsoft Corp.
2.650% due 11/03/22 1,052 1,055
Morgan Stanley
Series GMTN
3.125% due 01/23/23 745 748
MPLX, LP
3.375% due 03/15/23 450 452
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23 550 541
Pacific Gas and Electric Co.
1.750% due 06/16/22 (ç) 460 460
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,202
Province of Ontario

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
438 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.200% due 10/03/22 1,300 1,303
PSP C apital, Inc.
0.747% due 06/16/22 (ž) 1,400 1,399
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,165 1,166
Salesforce.com, Inc.
3.250% due 04/11/23 120 121
Sungard Availability Services Capital,
Inc. Term Loan
5.184% due 11/03/22 (USD 3 Month
LIBOR  + 2.750%)(Ê) 237 28
Toyota Motor Credit Corp.
Series GMTN
2.700% due 01/11/23 1,450 1,453
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 629
U.S. Cash Management Fund(@) 26,900,903(∞) 26,893
United Parcel Service, Inc.
2.500% due 04/01/23 591 592
United States Treasury Bills
0.355% due 06/02/22 (ž) 14,000 13,996
Series WI
0.394% due 06/07/22 (ž)(ç) 750 750
United States Treasury Notes
1.625% due 08/31/22 340 340
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,157
Westpac Banking Corp.
2.000% due 01/13/23 395 394
Total Short-Term Investments
(cost $71,600) 71,342
Total Investments - 99.9%
(identified cost $468,032) 453,010
Other Assets and Liabilities,
Net - 0.1%
567
Net Assets - 100.0%
453,577

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 439
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.7%
7-Eleven, Inc. 01/27/21 855,000 97.94 830
814
ABN AMRO Bank NV 06/11/21 546,000 111.84 611
549
ABPCI Direct Lending Fund CLO 11/24/21 410,000 100.00 410
407
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
504
AIG Global Funding 06/29/20 545,000 99.97 545
532
Aircastle, Ltd. 12/27/21 541,000 109.27 591
540
Allegro CLO XI, Ltd. 04/13/22 250,000 99.93 250
250
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
228
Anglo American Capital PLC 05/20/21 540,000 106.15 573
537
Apollo Management Holdings, LP 04/08/22 569,000 100.74 573
570
Arbor Multifamily Mortgage Securities Trust 09/27/21 261,854 100.00 262
243
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.95 355
323
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 260,000 100.00 260
254
AREIT, Inc. 09/28/21 190,000 100.00 190
189
AREIT, Inc. 01/14/22 250,000 100.00 250
247
Athene Global Funding 05/21/21 715,000 100.00 715
707
Avenue of Americas 10/20/21 310,000 99.88 310
302
Aviation Capital Group LLC 12/22/20 584,000 101.90 595
583
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 226,631 103.67 235
227
Avis Budget Rental Car Funding (AESOP) LLC 04/20/22 305,000 100.94 308
306
Avolon Holdings Funding, Ltd. 05/20/21 170,000 104.78 178
172
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 102.07 548
536
Baxter International, Inc. 11/16/21 740,000 100.00 740
698
Bayer US Finance II LLC 05/07/21 542,000 111.79 606
555
BBVA Bancomer SA 11/05/20 564,000 105.05 592
567
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
197
BDS, Ltd. 07/22/21 222,640 100.00 223
219
Bharti Airtel International Netherlands BV 04/25/22 680,000 102.84 699
696
Black Diamond CLO, Ltd. 07/15/21 213,203 100.00 213
212
BMW US Capital LLC 05/20/21 170,000 100.46 171
162
BNP Paribas SA 05/20/21 540,000 107.32 580
544
BNP Paribas SA 05/26/21 556,000 109.15 607
553
BPR Trust 09/10/21 250,000 100.00 250
244
BX Commercial Mortgage Trust 10/09/19 531,550 99.98 531
529
BX Commercial Mortgage Trust 11/09/20 547,261 99.43 544
541
BX Commercial Mortgage Trust 06/16/21 250,000 100.44 251
208
BX Commercial Mortgage Trust 06/30/21 240,000 103.48 248
207
BX Commercial Mortgage Trust 10/14/21 294,967 99.51 294
287
BX Commercial Mortgage Trust 10/14/21 294,967 99.51 294
286
BX Commercial Mortgage Trust 10/28/21 310,000 99.27 308
301
BX Commercial Mortgage Trust 12/02/21 250,000 99.86 250
245
BX Commercial Mortgage Trust 01/07/22 310,000 99.76 309
303
BX Commercial Mortgage Trust 02/10/22 239,370 99.58 238
234
BX Trust 01/05/21 440,000 100.00 440
435
BX Trust 10/13/21 310,000 99.52 308
301
BX Trust 10/13/21 600,000 99.76 598
585
BX Trust 01/21/22 250,000 100.00 250
245
BXMT, Ltd. 04/09/21 330,000 100.00 330
327
Cabot Oil & Gas Corp. 05/20/21 450,000 105.84 476
453
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
383
Cargill, Inc. 01/28/21 110,000 99.74 110
99
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
277
CCG Receivables Trust 10/13/21 440,000 99.98 440
427
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
301
Cencosud SA 07/13/20 511,000 104.40 533
519
CIFC Funding, Ltd. 07/27/21 330,000 100.05 330
327
COLT Mortgage Loan Trust 02/18/22 114,711 100.00 115
110
Commercial Mortgage Trust 01/30/20 310,000 102.62 318
298
Continental Resources, Inc. 11/09/21 170,000 92.57 157
155
Cooperatieve Rabobank UA 04/05/22 700,000 99.08 694
675
Cosmopolitan Hotel Trust 09/11/20 470,000 97.06 456
467
Credicorp, Ltd. 06/07/21 591,000 100.16 592
558
Credit Agricole SA 08/20/20 590,000 107.72 636
588

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
440 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 05/20/21 340,000 98.86 336
302
Credit Agricole SA 08/10/21 598,000 101.71 608
554
Credit Suisse Mortgage Trust 09/27/21 209,415 100.00 209
187
Credit Suisse Mortgage Trust 03/04/22 234,477 97.26 228
223
Daimler Finance NA LLC 05/20/21 210,000 100.66 211
192
Daimler Finance NA LLC 04/25/22 734,000 97.06 712
710
Danone SA 05/07/21 588,000 102.80 604
583
Danske Bank A/S 10/14/20 612,000 99.91 611
556
Danske Bank A/S 05/20/21 270,000 107.41 290
275
Danske Bank A/S 03/28/22 340,000 100.00 340
336
Deutsche Telekom International Finance BV 05/07/21 589,000 102.39 603
583
DISH DBS Corp. 11/10/21 20,000 100.00 20
18
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
249
Dryden Senior Loan Fund 04/08/22 270,000 99.15 268
266
Ellington Financial Mortgage Trust 01/14/22 164,040 100.00 164
153
ELP Commercial Mortgage Trust 11/01/21 250,000 99.62 249
239
ELP Commercial Mortgage Trust 11/01/21 440,000 99.62 438
429
Enel Finance International NV 08/10/21 616,000 100.11 617
551
Eni SpA 08/10/20 573,000 103.87 595
577
Enterprise Fleet Financing LLC 03/07/22 1,202,197 98.24 1,181
1,173
Enterprise Fleet Financing LLC 03/23/22 400,000 99.98 400
396
EQT Corp. 09/07/21 140,000 102.61 144
132
Extended Stay America Trust 06/24/21 318,043 100.00 318
314
FirstEnergy Transmission LLC 02/10/22 576,000 103.25 595
575
Freddie Mac Structured Agency Credit Risk Debt Notes 06/15/21 33,610 101.16 34
34
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 115,658 100.84 117
116
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 250,000 100.00 250
248
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 72,667 100.00 73
72
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
59
GA Global Funding Trust 01/08/21 285,000 99.91 285
260
GA Global Funding Trust 09/07/21 715,000 99.83 714
666
Georgia-Pacific LLC 05/20/21 170,000 98.60 168
153
Glencore Funding LLC 05/20/21 600,000 105.11 631
603
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
376
GoodGreen Trust 04/21/21 223,646 99.98 224
206
Great Lakes Kcap F3c Senior LLC 07/26/21 388,082 100.00 388
387
Great Wolf Trust 09/01/20 410,000 97.17 398
404
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.24 258
239
GSK Consumer Healthcare Capital UK PLC 03/21/22 730,000 99.75 728
716
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.89 569
566
Hawaii Hotel Trust 06/17/21 250,000 100.15 250
242
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.96 250
226
Hertz Vehicle Financing LLC 06/24/21 890,000 99.64 887
836
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
291
Hertz Vehicle Financing LLC 03/25/22 725,000 100.00 725
721
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
254
Highmark, Inc. 05/05/21 520,000 99.89 519
471
Hildene Community Funding CDO, Ltd. 11/15/21 270,000 100.00 270
236
Hilton Grand Vacations Trust 06/02/20 248,884 99.99 249
242
Hyundai Capital America 09/15/20 280,000 99.96 280
272
Hyundai Capital America 05/21/21 210,000 99.86 210
200
ICICI Bank, Ltd. 07/07/21 565,000 107.41 607
561
ING Bank NV 03/14/22 549,000 103.80 570
564
Intesa Sanpaolo SpA 05/20/21 540,000 101.89 550
540
Inversiones CMPC SA 04/06/21 585,000 102.99 602
586
Jackson National Life Global Funding 06/23/20 650,000 105.40 685
630
Jackson National Life Global Funding 01/05/22 245,000 99.98 245
232
JPMorgan Chase Bank NA 08/27/20 254,004 100.00 254
251
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
929
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.76 249
240
KKR Industrial Portfolio Trust 01/12/21 132,797 100.00 133
129
Kyndryl Holdings, Inc. 11/09/21 617,000 99.42 613
538
Legacy Mortgage Asset Trust 10/06/21 201,433 104.01 210
197
Lukoil International Finance BV 10/19/21 290,000 100.00 290
104

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 441
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lunar Structured Aircraft Portfolio Notes 11/05/21 228,979 100.00 229
208
Magallanes, Inc. 03/09/22 1,660,000 99.72 1,659
1,633
Magallanes, Inc. 03/09/22 140,000 100.00 140
135
Magallanes, Inc. 04/25/22 719,000 99.05 712
709
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.08 330
328
MBRT Institutional Ownership 06/17/21 250,000 99.52 249
244
Meituan 03/08/21 675,000 100.22 676
598
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.51 251
241
Met Tower Global Funding 09/07/21 685,000 99.92 684
615
MF1 Multifamily Housing Mortgage Trust 09/10/21 260,000 100.00 260
255
Mondelez International, Inc. 11/09/20 589,000 103.12 607
574
National Securities Clearing Corp. 05/20/21 340,000 99.10 337
309
Nationwide Building Society 05/20/21 330,000 100.02 330
315
Navient Private Education Refi Loan Trust 01/28/21 157,187 102.11 161
158
Nelnet Student Loan Trust 01/07/22 250,000 100.40 251
247
Nestle Holdings, Inc. 01/14/20 1,677,000 102.82 1,719
1,691
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
273
New Residential Mortgage Loan Trust 03/03/22 237,674 99.62 237
229
New York Life Global Funding 05/20/21 230,000 100.09 230
222
Nissan Motor Acceptance Corp. 05/20/21 400,000 102.79 411
396
Nissan Motor Acceptance Corp. 04/25/22 200,000 97.29 195
193
Nordea Bank Abp 05/21/21 270,000 99.36 268
246
Nordea Bank Abp 11/10/21 573,000 103.97 596
577
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.87 569
517
NTT Finance Corp. 02/24/21 550,000 100.00 550
497
NYO Commercial Mortgage Trust 11/08/21 310,000 99.51 308
300
OBX Trust 01/18/22 233,818 100.00 234
221
OCP CLO, Ltd. 07/26/21 390,000 100.05 390
388
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.29 251
247
Octagon Investment Partners XXI, Ltd. 02/18/21 50,000 100.00 50
50
Onslow Bay Financial LLC 02/14/20 12,386 100.00 12
12
Onslow Bay Financial LLC 09/18/20 32,104 100.00 32
32
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.12 270
268
OZLM XII, Ltd. 07/26/21 37,439 100.03 37
37
Pacific Life Global Funding II 06/17/20 500,000 99.86 499
462
Parliament Funding II, Ltd. 11/15/21 360,000 100.00 360
357
PFP, Ltd. 09/16/21 260,000 100.00 260
256
PMT Credit Risk Transfer Trust 06/14/21 144,679 100.57 146
145
Premier Global Infrastructure Trust PLC 09/30/21 250,000 99.20 248
241
Principal Life Global Funding II 06/16/20 280,000 99.95 280
260
Prosus NV 07/07/21 240,000 100.00 240
189
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,000
Protective Life Global Funding 07/08/20 930,000 100.00 930
857
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
248
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
236
Reckitt Benckiser Treasury Services PLC 06/22/17 1,165,000 100.00 1,165
1,166
Roche Holdings, Inc. 05/07/20 374,000 103.27 386
375
SABIC Capital II BV 12/03/19 574,000 102.74 590
580
Sands China, Ltd. 09/09/21 200,000 99.80 200
169
Santander UK Group Holdings PLC 07/30/20 531,000 104.94 557
539
Saudi Arabian Oil Co. 04/06/20 560,000 100.21 561
553
Sealed Air Corp. 09/15/21 345,000 100.00 345
305
SG Capital Partners LLC 03/02/22 238,132 99.84 238
231
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.37 233
231
SK Hynix, Inc. 03/08/21 610,000 100.01 610
583
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.54 269
247
Sky, Ltd. 08/10/21 563,000 106.86 602
566
SMRT 01/21/22 250,000 100.00 250
246
Societe Generale SA 06/02/20 566,000 103.17 584
560
SoFi Professional Loan Program Trust 05/14/20 69,431 99.99 69
67
SREIT Trust 11/16/21 310,000 99.43 308
304
SREIT Trust 11/24/21 270,000 99.63 269
263
Standard Chartered PLC 05/21/21 280,000 100.62 282
265
Starwood Real Estate Income Trust 07/12/21 250,000 99.65 249
239

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
442 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
State Bank of India 06/03/20 385,000 103.88 400
392
Sumitomo Mitsui Financial Group, Inc. 06/08/21 565,000 106.59 602
570
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.96 520
495
SURA Asset Management SA 08/21/20 607,000 105.17 638
606
Swedbank AB 03/29/22 840,000 99.90 839
834
Symphony CLO XIX, Ltd. 09/09/20 410,000 99.00 406
407
Symphony CLO XXVI, Ltd. 02/05/21 200,000 100.00 200
200
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 965,000 100.00 965
965
TCI-Flatiron CLO, Ltd. 01/14/22 300,000 100.00 300
299
Tencent Holdings, Ltd. 11/09/20 566,000 106.70 604
564
Towd Point Mortgage Trust 07/01/19 581,047 101.90 594
578
Towd Point Mortgage Trust 11/18/21 727,197 101.06 735
713
Towd Point Mortgage Trust 11/19/21 490,201 102.19 501
491
Towd Point Mortgage Trust 12/15/21 269,734 100.58 271
265
TSMC Global, Ltd. 09/23/20 405,000 99.94 405
368
UBS Group AG 07/27/20 930,000 100.00 931
903
UBS Group AG 02/05/21 1,650,000 100.01 1,651
1,570
UBS Group AG 05/21/21 540,000 109.53 591
539
UBS Group AG 08/03/21 360,000 99.97 360
339
UBS Group AG 01/04/22 500,000 99.79 499
473
UNIFY Auto Receivables Trust 03/18/21 600,000 100.00 600
594
United Airlines, Inc. 05/21/21 850,000 101.92 866
821
Vertiv Group Corp. 03/16/22 10,000 87.93 9
9
Volkswagen Group of America Finance LLC 11/05/21 588,000 102.46 602
588
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
565
Voya CLO, Ltd. 07/27/21 370,000 100.05 370
367
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
455
Wells Fargo Commercial Mortgage Trust 07/30/21 226,192 102.14 231
215
Wendy's Funding LLC 06/15/21 248,125 100.00 248
218
Wheels SPV 2 LLC 09/11/20 369,855 100.03 370
366
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
386
XPO Logistics, Inc. 03/22/22 5,000 103.09 5 5
89,373
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 225 AUD 27,931 06/22
(1,062)
Canadian 10 Year Government Bond Futures 174 CAD 21,987 06/22
(1,175)
Eurodollar Futures 68 USD 16,451 12/22
(217)
Eurodollar Futures 29 USD 6,988 06/23
(186)
Eurodollar Futures 36 USD 8,695 12/23
(123)
United States 2 Year Treasury Note Futures 327 USD 68,935 06/22
(642)
United States 5 Year Treasury Note Futures 113 USD 12,732 06/22 (465)
Short Positions
Euro-Bund Futures 54 EUR 8,294 06/22
619
Eurodollar Futures 12 USD 2,942 06/22
22
Japanese 10 Year Government Bond Futures 10 JPY 1,496,200 06/22
32
Long Gilt Futures 63 GBP 7,462 06/22
270
United States 2 Year Treasury Note Futures 14 USD 2,951 06/22
27
United States 5 Year Treasury Note Futures 200 USD 22,534 06/22
799

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 443
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Treasury Note Futures 78 USD 9,294 06/22 407
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,694)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar Mid-Curve Futures Bank of Montreal Call 50 96.75 USD 12,094 05/13/22 (4)
United States 5 Year Treasury Note
Futures Bank of Montreal Call 13 113.75 USD 1,479 05/20/22 (3)
United States 5 Year Treasury Note
Futures Goldman Sachs Put 13 112.25 USD 1,459 05/20/22 (6)
United States 5 Year Treasury Note
Futures Morgan Stanley Put 15 112.75 USD 1,691 05/20/22 (10)
Total Liability for Options Written (premiums received $29) (23)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 199 AUD 264 06/09/22 (12)
Bank of America USD 2,632 JPY 303,800 06/15/22 (289)
Bank of America USD 75 NOK 640 06/09/22 (6)
Bank of America USD 2,144 NOK 19,067 06/15/22 (111)
Bank of America AUD 127 USD 90 06/09/22 —
Bank of America AUD 1,153 USD 826 06/09/22 10
Bank of America AUD 4,843 USD 3,551 06/09/22 126
Bank of America NOK 3,976 USD 435 06/09/22 11
Bank of America NOK 16,970 USD 1,901 06/09/22 92
Bank of America NOK 18,398 USD 1,956 06/09/22 (6)
Bank of America SEK 17,600 USD 1,820 06/15/22 26
Citigroup USD 130 GBP 105 06/09/22 1
Citigroup USD 1,005 GBP 791 06/09/22 (10)
Citigroup USD 5,428 GBP 4,076 06/09/22 (303)
Citigroup USD 238 JPY 30,344 06/09/22 (4)
Citigroup USD 1,589 JPY 183,395 06/09/22 (174)
Citigroup USD 27 NZD 42 06/09/22 —
Citigroup USD 391 NZD 593 06/09/22 (8)
Citigroup USD 1,593 NZD 2,353 06/09/22 (74)
Citigroup GBP 745 USD 981 06/09/22 44
Citigroup JPY 68,011 USD 558 06/09/22 34
Citigroup JPY 242,641 USD 1,854 06/09/22 (18)
Citigroup NZD 96 USD 67 06/09/22 5
JPMorgan Chase USD 2,629 JPY 303,800 06/15/22 (285)
JPMorgan Chase USD 2,138 NOK 19,067 06/15/22 (105)
JPMorgan Chase JPY 911,400 USD 7,290 06/15/22 257
JPMorgan Chase SEK 17,600 USD 1,811 06/15/22 17
Royal Bank of Canada USD 2,629 JPY 303,800 06/15/22 (285)
Royal Bank of Canada USD 2,137 NOK 19,067 06/15/22 (104)
Royal Bank of Canada USD 5,445 SEK 52,800 06/15/22 (61)
Royal Bank of Canada NOK 57,200 USD 6,354 06/15/22 255
Royal Bank of Canada SEK 17,600 USD 1,820 06/15/22 26
State Street USD 1,901 CAD 2,441 06/09/22 (1)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
444 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 29 EUR 27 06/09/22 —
State Street USD 288 EUR 268 06/09/22 (4)
State Street USD 625 EUR 563 06/09/22 (30)
State Street USD 640 EUR 572 06/09/22 (35)
State Street USD 9 SEK 87 06/09/22 (1)
State Street USD 1,838 SEK 18,058 06/09/22 2
State Street SEK 3,226 USD 332 06/09/22 3
State Street SEK 14,919 USD 1,534 06/09/22 14
UBS USD 23 CHF 21 06/09/22 (1)
UBS CHF 57 USD 59 06/09/22 —
UBS CHF 1,136 USD 1,188 06/09/22 18
UBS CHF 4,680 USD 5,102 06/09/22 282
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (704)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 3,163 2.770%
(3)
SOFR
(2)
10/14/24
— (19) (19)
Citigroup USD 1,289 1.550%
(3)
SOFR
(2)
03/04/27
(2) (65) (67)
Citigroup USD 1,316 SOFR
(2)
2.600%
(3)
10/14/27 — 16 16
Total Open Interest Rate Swap Contracts (å) (2) (68) (70)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 5,050 5.000%
(2)
06/20/27 187 (79) 108
Total Open Credit Indices - Sell Protection Contracts 187 (79) 108
Total Open Credit Default Swap Contracts (å) 187 (79) 108
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 445
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Asset-Backed Securities $ — $ 26,752 $ —
$ —
$ 26,752 5.9
Corporate Bonds and Notes — 163,797 —
—
163,797 36.1
International Debt — 84,277 236
—
84,513 18.7
Loan Agreements — 1,922 —
—
1,922 0.4
Mortgage-Backed Securities — 37,971 —
—
37,971 8.4
Municipal Bonds — 965 —
—
965 0.2
United States Government Agencies — 3,565 —
—
3,565 0.8
United States Government Treasuries — 62,178 —
—
62,178 13.7
Options Purchased 5 — —
—
5 —
*
Short-Term Investments — 44, 449 — 26, 893 71,3 4 2 15.7
Total Investments 5 425, 876 236 26, 893 453,0 1 0 99.9
Other Assets and Liabilities, Net
0.1
100.0
Other Financial Instruments
Assets
Futures Contracts 2,176 — — — 2,176 0.5
Foreign Currency Exchange Contracts — 1,223 — — 1,223 0.3
Interest Rate Swap Contracts — 16 — — 16 —
*
Credit Default Swap Contracts — 108 — — 108 —
*
A
Liabilities
Futures Contracts (3,870) — — — (3,870) (0.9)
Options Written (23) — — — (23) (—)
*
Foreign Currency Exchange Contracts — (1,927) — — (1,927) (0.4)
Interest Rate Swap Contracts — (86) — — (86) (—)
*
Total Other Financial Instruments
**
$ (1,717) $ (666) $ — $ — $ (2,383)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
446 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,575
Belgium ..............................................................................................
427
Bermuda .............................................................................................
236
Brazil ..................................................................................................
1,102
Canada ................................................................................................
19,566
Cayman Islands ...................................................................................
10,706
Chile ...................................................................................................
1,105
China ..................................................................................................
1,352
Colombia .............................................................................................
1,131
Denmark .............................................................................................
1,168
Finland ...............................................................................................
823
France .................................................................................................
5,370
Germany .............................................................................................
2,648
India ...................................................................................................
1,649
Ireland ................................................................................................
1,932
Israel ...................................................................................................
651
Italy ....................................................................................................
1,668
Japan ..................................................................................................
5,243
Macao .................................................................................................
169
Mexico ................................................................................................
1,103
Netherlands ........................................................................................
2,049
Norway ................................................................................................
3,928
Peru ....................................................................................................
558
Philippines ..........................................................................................
149
Saudi Arabia .......................................................................................
1,133
South Africa ........................................................................................
537
South Korea ........................................................................................
814
Spain ...................................................................................................
1,364
Sweden ................................................................................................
1,080
Switzerland .........................................................................................
6,347
Taiwan .................................................................................................
368
United Kingdom ..................................................................................
15,883
United States .......................................................................................
359, 176
Total Investments ................................................................................ 453,01 0

Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 447
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 5
Unrealized appreciation on foreign currency exchange contracts — 1,223 —
Variation margin on futures contracts** — — 2,176
Interest rate swap contracts, at fair value — — 16
Credit default swap contracts, at fair value 108 — —
Total
$ 108 $ 1,223 $ 2,197
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 3,870
Unrealized depreciation on foreign currency exchange contracts — 1,927 —
Options written, at fair value — — 23
Interest rate swap contracts, at fair value — — 86
Total
$ — $ 1,927 $ 3,979
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (1,564)
Options written — — 152
Interest rate swap contracts — — (4)
Credit default swap contracts 10 — —
Foreign currency exchange contracts — 135 —
Total
$ 10 $ 135 $ (1,416)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ — $ — $ (4)
Futures contracts — — (693)
Options written — — 13
Interest rate swap contracts — — (68)
Credit default swap contracts (79) — —
Foreign currency exchange contracts — (514) —
Total
$ (79) $ (514) $ (752)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net change in unrealized appr eciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
448 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 5 $ — $ 5
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,223 — 1,223
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 16 — 16
Credit Default Swap Contracts Credit default swap contracts, at fair value 108 — 108
Total Financial and Derivative Assets
1,352 — 1,352
Financial and Derivative Assets not subject to a netting agreement
(129) — (129)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,223 $ — $ 1,223
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 265 $ 50 $ — $ 215
Citigroup
84 84 — —
JPMorgan Chase
274 274 — —
Royal Bank of Canada
280 280 — —
State Street
19 19 — —
UBS
301 1 — 300
Total
$ 1,223 $ 708 $ — $ 515

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 449
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,927 $ — $ 1,927
Options Written Contracts Options written, at fair value 23 — 23
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 86 — 86
Total Financial and Derivative Liabilities
2,036 — 2,036
Financial and Derivative Liabilities not subject to a netting agreement
(109) — (109)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,927 $ — $ 1,927
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 423 $ 50 $ — $ 373
Citigroup 591 84 265 242
JPMorgan Chase 390 274 — 116
Royal Bank of Canada 450 280 — 170
State Street 72 19 — 53
UBS 1 1 — —
Total
$ 1,927 $ 708 $ 265 $ 954
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
450 Short Duration Bond Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 468, 032
Investments, at fair value(>) ...........................................................................................................................................................
453, 010
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,223
Receivables:
Dividends and interest ....................................................................................................................................................... 2,071
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 465
Fund shares sold ................................................................................................................................................................ 276
From broker(a)(b) ............................................................................................................................................................... 4,516
Investments matured ( < ) ..................................................................................................................................................... 50
Prepaid expenses ........................................................................................................................................................................... 5
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 16
Credit default swap contracts, at fair value(+) ................................................................................................................................ 108
Total assets .................................................................................................................................................
461,745
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 160
Investments purchased ...................................................................................................................................................... 2,856
Fund shares redeemed ....................................................................................................................................................... 1,163
Accrued fees to affiliates .................................................................................................................................................... 147
Other accrued expenses ..................................................................................................................................................... 115
Variation margin on futures contracts ................................................................................................................................. 1,691
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,927
Options written, at fair value(x) ...................................................................................................................................................... 23
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 86
Total liabilities .............................................................................................................................................
8,168
Net Assets ............................................................................................................................................................
$ 453,577

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 451
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (19,514)
Shares of beneficial interest ...........................................................................................................................................................
246
Additional paid-in capital ..............................................................................................................................................................
472,845
Net Assets ............................................................................................................................................................
$ 453,577
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 18.41
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 19.13
Class A — Net assets ............................................................................................................................................................. $ 10,676,850
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 580,037
Net asset value per share: Class C(#) ............................................................................................................................................. $ 18.15
Class C — Net assets ............................................................................................................................................................. $ 17,193,492
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 947,355
Net asset value per share: Class M(#) ............................................................................................................................................ $ 18.43
Class M — Net assets ............................................................................................................................................................ $ 32,940,254
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,787,118
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 18.46
Class R6 — Net assets ........................................................................................................................................................... $ 187,627
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 10,165
Net asset value per share: Class S(#) .............................................................................................................................................. $ 18.42
Class S — Net assets ............................................................................................................................................................. $ 270,912,077
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 14,704,196
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 18.43
Class Y — Net assets ............................................................................................................................................................. $ 121,666,845
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,599,839
Amounts in thousands
(x)     Premiums received on options written $ 29
(+)     Credit default swap contracts - premiums paid (received) $ 187
(•)     Interest rate swap contracts - premiums paid (received) $ (2)
(<)     Investments matured - cost $ 74
(>)     Investments in affiliates, U.S. Cash Management Fund $ 26, 893
(a)     Receivable from Broker for Futures $ 3,884
(b)     Receivable from Broker for Swaps $ 632
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
452 Short Duration Bond Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 9
Interest .............................................................................................................................................................................. 2,772
Total investment income ...............................................................................................................................................................
2,781
Expenses
Advisory fees .................................................................................................................................................................... 867
Administrative fees ........................................................................................................................................................... 92
Custodian fees ................................................................................................................................................................... 68
Distribution fees - Class A ................................................................................................................................................ 15
Distribution fees - Class C ................................................................................................................................................ 69
Transfer agent fees - Class A ............................................................................................................................................ 12
Transfer agent fees - Class C ............................................................................................................................................. 19
Transfer agent fees - Class M ............................................................................................................................................ 22
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 206
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 79
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ................................................................................................................................. 23
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,554
Expense reductions ........................................................................................................................................................... (438)
Net expenses .................................................................................................................................................................................
1,116
Net investment income (loss) ........................................................................................................................................................
1,665
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (934)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,564)
Options written ................................................................................................................................................................. 152
Foreign currency exchange contracts ................................................................................................................................ 135
Interest rate swap contracts ............................................................................................................................................... (4)
Credit default swap contracts ............................................................................................................................................ 10
Net realized gain (loss) ..................................................................................................................................................................
(2,206)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (15, 793 )
Futures contracts .............................................................................................................................................................. (693)
Options written ................................................................................................................................................................. 13
Foreign currency exchange contracts ................................................................................................................................ (514)
Interest rate swap contracts ............................................................................................................................................... (68)
Credit default swap contracts ............................................................................................................................................ (79)
Investment matured .......................................................................................................................................................... (24)
Foreign currency-related transactions ............................................................................................................................... (45)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (17,203)
Net realized and unrealized gain (loss) ......................................................................................................................................... (19,409)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (17,744)
**      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 453
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,665 $ 4,041
Net realized gain (loss) ...................................................................................................................... (2,206) 5,061
Net change in unrealized appreciation (depreciation) ....................................................................... (17,203) (8,029)
Net increase (decrease) in net assets from operations ............................................................................. (17,744) 1,073
Distributions
To shareholders
Class A .......................................................................................................................................... (176) (161)
Class C .......................................................................................................................................... (203) (118)
Class M ......................................................................................................................................... (275) (208)
Class R6 ........................................................................................................................................ (3) (6)
Class S ........................................................................................................................................... (3,046) (2,789)
Class Y .......................................................................................................................................... (1,909) (1,717)
Net decrease in net assets from distributions .......................................................................................... (5,612) (4,999)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 73,975 (29,966)
Total Net Increase (Decrease) in Net Assets ..........................................................................
50,619 (33,892)
Net Assets
Beginning of period .................................................................................................................................
402,958 436,850
End of period ..........................................................................................................................................
$ 453,577 $ 402,958

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
454 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 121 $ 2,340 206 $ 4,068
Proceeds from reinvestment of distributions 9 173 8 159
Payments for shares redeemed (251) (4,822) (414) (8,176)
Net increase (decrease)
(121) (2,309) (200) (3,949)
Class C
Proceeds from shares sold 110 2,090 159 3,117
Proceeds from reinvestment of distributions 11 202 6 118
Payments for shares redeemed (190) (3,578) (384) (7,516)
Net increase (decrease)
(69) (1,286) (219) (4,281)
Class M
Proceeds from shares sold 1,169 22,052 476 9,409
Proceeds from reinvestment of distributions 15 275 10 208
Payments for shares redeemed (362) (6,884) (232) (4,590)
Net increase (decrease)
822 15,443 254 5,027
Class R6
Proceeds from shares sold 2 43 12 241
Proceeds from reinvestment of distributions —** 3 —** 6
Payments for shares redeemed (1) (24) (27) (532)
Net increase (decrease)
1 22 (15) (285)
Class S
Proceeds from shares sold 6,022 111,985 3,469 68,510
Proceeds from reinvestment of distributions 152 2,926 136 2,691
Payments for shares redeemed (2,770) (52,830) (4,551) (89,921)
Net increase (decrease)
3,404 62,081 (946) (18,720)
Class Y
Proceeds from shares sold 84 1,639 417 8,250
Proceeds from reinvestment of distributions 99 1,909 87 1,717
Payments for shares redeemed (185) (3,524) (898) (17,725)
Net increase (decrease)
(2) 24 (394) (7,758)
Total increase (decrease)
4,035 $ 73,975 (1,520) $ (29,966)
**     Less than 500 shares.

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
456 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 19.56 .06 (.95) (.89) (.09) (.17)
October 31, 2021 19.74 .15 (.15) — (f) (.18) —
October 31, 2020 19.39 .29 .46 .75 (.40) —
October 31, 2019 18.91 .40 .50 .90 (.42) —
October 31, 2018 19.15 .35 (.26) .09 (.33) —
October 31, 2017 19.26 .25 (.12) .13 (.24) —
Class C
April 30, 2022* 19.31 (.01) (.94) (.95) (.04) (.17)
October 31, 2021 19.55 ( — )(f) (.14) (.14) (.10) —
October 31, 2020 19.21 .14 .46 .60 (.26) —
October 31, 2019 18.73 .25 .51 .76 (.28) —
October 31, 2018 18.99 .21 (.27) (.06) (.20) —
October 31, 2017 19.10 .10 (.11) (.01) (.10) —
Class M
April 30, 2022* 19.59 .09 (.96) (.87) (.12) (.17)
October 31, 2021 19.77 .20 (.14) .06 (.24) —
October 31, 2020 19.42 .35 .46 .81 (.46) —
October 31, 2019 18.94 .45 .51 .96 (.48) —
October 31, 2018 19.17 .41 (.26) .15 (.38) —
October 31, 2017(3) 19.11 .24 (.03) .21 (.15) —
Class R6
April 30, 2022* 19.61 .09 (.96) (.87) (.11) (.17)
October 31, 2021 19.80 .20 (.15) .05 (.24) —
October 31, 2020 19.44 .35 .47 .82 (.46) —
October 31, 2019 18.96 .45 .51 .96 (.48) —
October 31, 2018 19.20 .42 (.28) .14 (.38) —
October 31, 2017 19.30 .31 (.11) .20 (.30) —
Class S
April 30, 2022* 19.58 .08 (.96) (.88) (.11) (.17)
October 31, 2021 19.76 .19 (.14) .05 (.23) —
October 31, 2020 19.41 .34 .46 .80 (.45) —
October 31, 2019 18.93 .44 .51 .95 (.47) —
October 31, 2018 19.16 .40 (.26) .14 (.37) —
October 31, 2017 19.27 .30 (.12) .18 (.29) —
Class Y
April 30, 2022* 19.59 .09 (.96) (.87) (.12) (.17)
October 31, 2021 19.77 .21 (.14) .07 (.25) —
October 31, 2020 19.42 .35 .47 .82 (.47) —
October 31, 2019 18.93 .46 .51 .97 (.48) —
October 31, 2018 19.17 .42 (.28) .14 (.38) —
October 31, 2017 19.28 .32 (.13) .19 (.30) —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 457
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.26) 18.41 (4.63) 10,677 1.06 .80 .63 29
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.24) 19.15 .68 20,303 1.03 .83 1.31 156
(.21) 18.15 (4.99) 17,193 1.81 1.55 (.11) 29
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.10) 18.99 (.06) 35,838 1.78 1.58 .55 156
(.29) 18.43 (4.52) 32,940 .82 .50 .96 29
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.15) 19.17 1.09 15,084 .79 .53 2.07 156
(.28) 18.46 (4.47) 188 .66 .50 .95 29
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.30) 19.20 1.04 107 .63 .53 1.62 156
(.28) 18.42 (4.55) 270,912 .82 .55 .89 29
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.29) 19.16 .93 463,696 .78 .58 1.56 156
(.29) 18.43 (4.51) 121,667 .62 .47 .96 29
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122
(.30) 19.17 1.01 179,765 .58 .50 1.64 156

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
458 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 97,799
Administration fees 15,387
Distribution fees 13,205
Shareholder servicing fees 3,650
Transfer agent fees 16,712
Trustee fees 602
$ 147,355
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,287 $ 216,450 $ 196,843 $ (1) $ — $ 26,893 $ 9 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 468,489,108 $ 303,737 $ (18,169,997) $ (17,866,260)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Exempt High Yield Bond Fund 459
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 907.50 $ 1,020.38
Expenses Paid During Period* $ 4.21 $ 4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 904.00 $ 1,016.66
Expenses Paid During Period* $ 7.74 $ 8.20
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 909.30 $ 1,022.12
Expenses Paid During Period* $ 2.56 $ 2.71
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
460 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 908.20 $ 1,021.77
Expenses Paid During Period* $ 2.89 $ 3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.6%
Alabama - 1.2%
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 146
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 331
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 548
County of Jefferson Sewer Revenue Bonds (µ) 225 6.750 10/01/46 227
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,354
County of Jefferson Sewer Revenue Bonds (µ) 3,345 5.500 10/01/53 3,534
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,413
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,510
Hoover Industrial Development Board Revenue Bonds 1,150 5.750 10/01/49 1,237
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 1,000 6.375 11/01/50 1,143
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 543
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 819
MidCity Improvement District Special Assessment 250 4.750 11/01/49 202
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 830
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 523
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 929 4.500 05/01/32 892
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,000 5.250 05/01/44 985
19,237
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,946
City of Valdez Revenue Bonds (~)(Ê) 1,300 0.270 05/01/31 1,300
3,246
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,782
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,218
Arizona Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/01/31 516
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,641
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 945
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 363
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 68
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 80
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 183
Arizona Industrial Development Authority Revenue Bonds 125 4.000 11/01/45 121
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 812
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 35
Arizona Industrial Development Authority Revenue Bonds 330 5.000 05/01/48 293
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 165
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 151
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 96
Arizona Industrial Development Authority Revenue Bonds 300 4.000 02/01/50 293
Arizona Industrial Development Authority Revenue Bonds 3,150 4.000 11/01/50 3,002
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 88
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,741
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 25
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 178
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 708
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
462 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 34
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,378
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 25
Arizona Industrial Development Authority Revenue Bonds (µ) 500 5.000 06/01/58 539
Arizona Industrial Development Authority Revenue Bonds 250 4.000 07/01/61 207
City of Phoenix Industrial Development Authority Revenue Bonds (Þ) 800 5.000 07/01/35 823
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,057
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 24
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 96
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 746
Glendale Industrial Development Authority Revenue Bonds 400 5.000 05/15/56 410
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 175
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 700
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 121
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 223
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 600 4.000 10/15/47 545
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 51
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 125 4.000 07/01/51 108
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 121
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 51
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 84
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 250
Pima County Industrial Development Authority Revenue Bonds 250 4.500 06/01/30 250
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 25
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 50
Salt Verde Financial Corp. Revenue Bonds 200 5.000 12/01/37 219
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 80
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 100
27,107
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 296
Arkansas Development Finance Authority Revenue Bonds 50 4.250 07/01/41 48
Arkansas Development Finance Authority Revenue Bonds 2,000 4.000 02/01/42 1,959
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 713
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.750 09/01/49 4,297
Arkansas Development Finance Authority Revenue Bonds 75 4.000 07/01/52 64
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,813
9,190
California - 9.3%
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 653
Bay Area Toll Authority Revenue Bonds 150 3.000 04/01/54 121
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,895
California Community Housing Agency Revenue Bonds (Þ) 2,400 4.000 02/01/56 2,109
California County Tobacco Securitization Agency Revenue Bonds 50 4.000 06/01/49 48
California County Tobacco Securitization Agency Revenue Bonds 195 5.000 06/01/49 203
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 151
California County Tobacco Securitization Agency Revenue Bonds 4,905 4.904 06/01/55 872
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 502

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Enterprise Development Authority Revenue Bonds 35 5.000 08/01/50 36
California Enterprise Development Authority Revenue Bonds 50 5.000 08/01/55 51
California Enterprise Development Authority Revenue Bonds 25 5.000 08/01/57 25
California Enterprise Development Authority Revenue Bonds (Þ) 250 4.000 06/01/61 201
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,088
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/44 1,942
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 835 4.125 01/01/35 755
California Municipal Finance Authority Revenue Bonds 1,500 4.000 07/15/29 1,448
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 368
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 243
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,597
California Municipal Finance Authority Revenue Bonds 650 5.000 12/31/37 684
California Municipal Finance Authority Revenue Bonds 1,130 5.000 10/01/39 1,152
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,049
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,061
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/43 5,122
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/46 1,954
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 136
California Municipal Finance Authority Revenue Bonds 3,000 5.000 11/01/47 3,161
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 105
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,842
California Municipal Finance Authority Revenue Bonds 60 5.000 10/01/49 60
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,776
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 89
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 52
California Municipal Finance Authority Revenue Bonds 315 5.000 07/01/52 316
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/54 743
California Municipal Finance Authority Revenue Bonds 95 5.000 10/01/54 95
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 44
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 269
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 4.000 11/01/23 533
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,003
California Pollution Control Financing Authority Revenue Bonds (Þ) 450 6.750 12/01/28 354
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 588
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 1,688
California Pollution Control Financing Authority Revenue Bonds (Þ) 4,180 5.000 11/21/45 4,260
California Public Finance Authority Revenue Bonds (Þ) 250 5.000 11/15/36 256
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 657
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,017
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 436
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,031
California School Finance Authority Revenue Bonds 60 4.000 07/01/45 57
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 509
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 989
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/50 101
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 205
California School Finance Authority Revenue Bonds 1,600 4.000 06/01/51 1,316
California School Finance Authority Revenue Bonds 1,000 4.000 11/01/51 867

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
464 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 241
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 599
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 150
California School Finance Authority Revenue Bonds 80 4.000 06/01/61 64
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 97
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 295
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 213
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 2,600 0.170 05/15/24 2,600
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 475
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 215
California Statewide Communities Development Authority Revenue Bonds 675 5.000 08/01/37 728
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 189
California Statewide Communities Development Authority Revenue Bonds 500 5.000 05/15/42 528
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,014
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 505
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,682
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,386
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 158
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 225
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 131
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 102
California Statewide Communities Development Authority Revenue Bonds 695 5.500 12/01/54 718
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,500 5.250 12/01/56 2,591
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,059
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 127
California Statewide Communities Development Authority Special Assessment 50 4.000 09/02/44 47
California Statewide Communities Development Authority Special Assessment 115 5.000 09/02/44 120
California Statewide Communities Development Authority Special Assessment 75 5.000 09/02/48 78
California Statewide Communities Development Authority Special Assessment 135 5.000 09/02/49 141
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 424
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 57
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 572
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,184
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 156
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 495
California Statewide Financing Authority Revenue Bonds 20,000 8.602 06/01/55 1,226
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax 150 4.000 09/01/51 131
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 89
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 260
City of Calimesa Communities Facilities Special Tax 820 4.000 09/01/50 743
City of Dublin Special Tax 75 4.000 09/01/51 67
City of Fontana Special Tax 25 4.000 09/01/46 23
City of Fontana Special Tax 25 4.000 09/01/51 23
City of Irvine Special Tax (µ) 100 5.000 09/01/51 108
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 233
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,221
City of Ontario Community Facilities District No. 43 Special Tax 50 4.000 09/01/50 45
City of Ontario Special Tax 1,325 4.000 09/01/51 1,191

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Oroville Revenue Bonds 100 5.250 04/01/34 104
City of Oroville Revenue Bonds 185 5.250 04/01/39 192
City of Oroville Revenue Bonds 735 5.250 04/01/49 750
City of Oroville Revenue Bonds 810 5.250 04/01/54 823
City of Palm Desert Special Tax 100 3.000 09/01/31 90
City of Palm Desert Special Tax 100 4.000 09/01/51 90
City of Roseville Special Tax 100 5.000 09/01/33 106
City of Roseville Special Tax 25 4.000 09/01/35 24
City of Roseville Special Tax 25 4.000 09/01/40 24
City of Roseville Special Tax 50 4.000 09/01/45 46
City of Roseville Special Tax 1,585 4.000 09/01/50 1,409
City of Sacramento Special Tax 75 4.000 09/01/46 68
City of Sacramento Special Tax 75 4.000 09/01/50 66
City of San Luis Obispo California Community Facilities District No. 2019 Special Tax 50 4.000 09/01/46 46
City of San Luis Obispo California Community Facilities District No. 2019 Special Tax 50 4.000 09/01/51 45
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 195
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 250
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,022
County of El Dorado Special Tax 75 5.000 09/01/44 80
County of El Dorado Special Tax 80 5.000 09/01/49 84
County of San Diego Special Tax 40 3.000 09/01/50 29
County of San Diego Special Tax 100 4.000 09/01/50 90
CSCDA Community Improvement Authority Revenue Bonds (Þ) 325 3.600 05/01/47 269
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 07/01/56 1,018
CSCDA Community Improvement Authority Revenue Bonds 1,000 3.000 12/01/56 710
CSCDA Community Improvement Authority Revenue Bonds (Þ) 940 3.250 05/01/57 682
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 106
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 356
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 156
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 1,911 4.000 01/15/43 1,849
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 4,289 4.000 01/15/46 4,079
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,332
Golden State Tobacco Securitization Corp. Revenue Bonds 1,210 3.500 06/01/36 1,212
Golden State Tobacco Securitization Corp. Revenue Bonds 2,135 5.300 06/01/37 2,141
Golden State Tobacco Securitization Corp. Revenue Bonds 5,265 5.000 06/01/47 5,279
Golden State Tobacco Securitization Corp. Revenue Bonds 270 5.250 06/01/47 271
Golden State Tobacco Securitization Corp. Revenue Bonds 1,450 3.850 06/01/50 1,342
Golden State Tobacco Securitization Corp. Revenue Bonds 14,250 Zero coupon 06/01/66 1,535
Golden Valley Unified School District Financing Authority Revenue Bonds 25 4.000 09/01/46 23
Golden Valley Unified School District Financing Authority Revenue Bonds 30 4.000 09/01/51 27
Golden Valley Unified School District Financing Authority Revenue Bonds 45 4.000 09/01/56 40
Hastings Campus Housing Finance Authority Revenue Bonds 3,500 5.000 07/01/45 3,679
Independent Cities Finance Authority Revenue Bonds (µ) 900 4.000 06/01/46 906
Inland Empire Tobacco Securitization Authority Revenue Bonds 105 3.678 06/01/38 102
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 74
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 78
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,058
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 821

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
M-S-R Energy Authority Revenue Bonds 2,650 6.500 11/01/39 3,291
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 427
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 1,355 1.680 07/01/27 1,337
Orange County Community Facilities District Special Tax 65 4.000 08/15/40 63
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 106
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 481
Palomar Health Revenue Bonds (µ) 2,165 5.000 11/01/47 2,393
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 154
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 102
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 963
River Islands Public Financing Authority Special Tax 50 4.000 09/01/46 46
River Islands Public Financing Authority Special Tax 100 4.000 09/01/51 90
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 152
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 305
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 127
Riverside County Transportation Commission Revenue Bonds 350 4.000 06/01/46 333
Riverside County Transportation Commission Revenue Bonds 750 4.000 06/01/47 706
Riverside Unified School District Special Tax 20 4.000 09/01/45 18
Riverside Unified School District Special Tax 45 4.000 09/01/50 40
Sacramento Airport System Revenue Bonds 520 5.000 07/01/39 554
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month LIBOR +
0.550%)(µ)(Ê) 175 0.785 06/01/34 163
San Diego County Regional Airport Authority Revenue Bonds 1,700 4.000 07/01/51 1,637
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,534
San Francisco City & County Airports Commission International Airport Revenue Bonds 2,750 5.000 05/01/48 2,892
San Francisco City & County Airports Commission International Airport Revenue Bonds 2,795 5.000 05/01/49 2,958
San Francisco City & County Airports Commission International Airport Revenue Bonds 1,000 5.000 05/01/50 1,057
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,296
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 71
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 95
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 94
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 93
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 93
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 295
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 353
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,066
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 396
San Joaquin Hills Transportation Corridor Agency Revenue Bonds (Þ) 2,866 4.000 01/15/50 2,698
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,000 8.018 06/01/56 832
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,144
State of California General Obligation Unlimited 230 4.000 04/01/49 230
State of California General Obligation Unlimited 270 5.000 04/01/49 295
Tobacco Securitization Authority of Northern California Revenue Bonds 1,000 Zero coupon 06/01/60 156
Tobacco Securitization Authority of Southern California Revenue Bonds 455 5.000 06/01/48 475
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 90
Transbay Joint Powers Authority Tax Allocation 55 5.000 10/01/45 60
Transbay Joint Powers Authority Tax Allocation 60 2.400 10/01/49 58
Transbay Joint Powers Authority Tax Allocation 60 5.000 10/01/49 65

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of California Medical Center Pooled Revenue Bonds (~)(Ê) 3,700 0.030 05/15/45 3,700
University of California Revenue Bonds 450 3.000 05/15/51 367
William S Hart Union High School District Special Tax 75 5.000 09/01/47 79
150,419
Colorado - 4.4%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 720
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 452
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 461
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited 500 4.875 12/01/51 403
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/51 439
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 464
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 493
BNC Metropolitan District No. 1 General Obligation Limited 1,046 7.375 12/15/47 993
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,216
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 465
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 1,500 3.750 12/01/40 1,212
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 499
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 418
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 423
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 522
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 553
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 336
City & County of Denver Special Facilities Airport Revenue Bonds 1,390 5.000 10/01/32 1,420
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 491
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 332
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 948
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 161
Colorado Educational & Cultural Facilities Authority Revenue Bonds 2,000 4.000 06/01/52 1,945
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 388
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,300 4.000 05/01/61 1,080
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 103
Colorado Health Facilities Authority Revenue Bonds 275 4.000 10/01/38 276
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/39 300
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/40 300
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 45
Colorado Health Facilities Authority Revenue Bonds 5,170 5.000 08/01/44 5,572
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 212
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 108
Colorado Health Facilities Authority Revenue Bonds 885 4.000 08/01/49 838
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 139
Colorado Health Facilities Authority Revenue Bonds 4,000 4.000 11/15/50 3,857
Colorado Health Facilities Authority Revenue Bonds 1,750 3.000 11/15/51 1,372
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 36
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 36
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 77
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 472
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,711

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 483
Copperleaf Metropolitan District No. 3 General Obligation Limited 500 5.125 12/01/47 525
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 411
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 497
Creekside Village Metropolitan District General Obligation Limited 500 5.000 12/01/49 481
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 499
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 854
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 251
Denver Convention Center Hotel Authority Revenue Bonds 225 5.000 12/01/33 235
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 27
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 172
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 118
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 108
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 241
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 251
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 324
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 199
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 199
Denver Health & Hospital Authority Revenue Bonds 65 4.000 12/01/38 64
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 98
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 49
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,546
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 286
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 333
Denver Urban Renewal Authority Tax Allocation (Þ) 585 5.250 12/01/39 608
Dinosaur Ridge Metropolitan District Revenue Bonds 195 5.000 06/01/49 187
Dominion Water & Sanitation District Revenue Bonds 395 5.250 12/01/27 404
E-470 Public Highway Authority Revenue Bonds (µ) 100 1.506 09/01/30 76
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 740
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 537
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 520 4.000 12/01/44 524
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 200 4.000 12/01/45 199
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 392
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 507
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited 1,000 5.875 12/01/50 1,000
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 471
Greenways Metropolitan District No. 1 General Obligation Limited (Þ) 500 4.625 12/01/51 404
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 27
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 255
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 427
Horizon Metropolitan District No. 2 General Obligation Limited (Þ) 500 4.500 12/01/51 362
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,220
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 800
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 422
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 1,700 4.250 12/01/46 1,464
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 416
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 412

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 684
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 467
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 715
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 442
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 510
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 20
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 20
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 469
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 462
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 425
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 494
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,291
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 428
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100 Zero coupon 12/01/25 83
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 326
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 974
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 420
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 481
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 541
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 687
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,013
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 1,000
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 508
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 108
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 507
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 549
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 503
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,387
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 445
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 461
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 525
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 464
Windler Public Improvement Authority Revenue Bonds (Þ) 600 Zero coupon 12/01/51 350
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 578
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 419
71,221
Connecticut - 0.9%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 180
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,023
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 112
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 111
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,113
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 475
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 435
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 756
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,346

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 1,084
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 683
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,121
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 900 5.000 01/01/55 915
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 252
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 133
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 600 7.000 02/01/45 611
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 427
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 163
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 134
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,667
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 28
Steel Point Infrastructure Improvement District Tax Allocation 100 4.000 04/01/51 85
14,956
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 229
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 103
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 65
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 39
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 63
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 337
Town of Bridgeville Special Tax 340 4.000 07/01/35 325
1,206
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 223
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,528
District of Columbia Revenue Bonds 750 5.000 07/01/37 751
District of Columbia Revenue Bonds 35 4.000 07/01/44 32
District of Columbia Revenue Bonds 75 4.000 07/01/49 66
District of Columbia Revenue Bonds 1,000 5.000 06/01/50 1,016
District of Columbia Revenue Bonds (Þ) 500 5.000 06/01/51 510
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 837
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 825 5.000 10/01/43 880
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 4,500 4.000 10/01/44 4,519
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 750 4.000 10/01/49 744
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 280 3.000 10/01/50 224
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 2,470 4.000 10/01/53 2,427
14,757
Florida - 9.9%
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,329
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 126
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 145
Artisan Lakes East Community Development District Special Assessment (Þ) 220 2.300 05/01/26 202
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 222
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 746
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 397

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,142
Astonia Community Development District Special Assessment (Þ) 75 4.000 05/01/52 66
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 41
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 160
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 22
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 97
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 99
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 96
Aviary at Rutland Ranch Community Development District Special Assessment 100 4.000 11/01/51 87
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 102
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 1,065 5.000 11/01/39 1,091
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 1,250 3.200 05/01/41 1,047
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 500 5.000 05/01/42 495
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 1,245 4.000 05/01/52 1,095
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 500 5.000 05/01/53 485
Balm Grove Community Development District 175 4.000 11/01/42 158
Balm Grove Community Development District 175 4.125 11/01/51 155
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 101
Bannon Lakes Community Development District Special Assessment 150 4.000 05/01/53 131
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 482
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 500
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 90
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 180
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 92
Bent Creek Community Development District Special Assessment (Þ) 1,160 4.000 06/15/51 1,012
Berry Bay Community Development District Special Assessment 250 2.625 05/01/26 238
Black Creek Community Developments District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Developments District Special Assessment 50 4.000 06/15/50 44
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 95
Blue Lake Community Development District Special Assessment 100 4.500 06/15/49 95
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,574
Bonterra Community Development District Special Assessment 615 5.000 05/01/47 618
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Botaniko Community Development District Special Assessment 85 4.000 05/01/50 75
Bridgewalk Community Development District Special Assessment (Þ) 365 4.000 06/15/52 321
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 109
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 207
Brookstone Community Development District Special Assessment (Þ) 45 3.875 11/01/23 45
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 93
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 131
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,850
Capital Trust Agency, Inc. Revenue Bonds 25 5.000 08/01/40 26
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 322
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 313

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,269
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 82
Capital Trust Agency, Inc. Revenue Bonds (Æ)(Ø) 1,725 5.875 07/01/54 1,553
Capital Trust Agency, Inc. Revenue Bonds 50 5.000 08/01/55 51
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 79
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 124
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 4,232
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 298
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 97
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 100
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 564
Celebration Community Development District Special Assessment 590 3.125 05/01/41 465
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 903
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 540
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,553
CFM Community Development District Special Assessment 590 4.000 05/01/51 517
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 38
Chapel Creek Community Development District Special Assessment (Þ) 70 4.000 05/01/52 62
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 88
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 240 5.500 10/01/36 246
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 1,000 4.000 10/01/41 886
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 353
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 750 4.000 10/01/51 626
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,018
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,026
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 122
City of Tampa Revenue Bonds 960 5.000 04/01/45 1,014
City of Tampa Revenue Bonds 385 4.000 07/01/45 377
City of Tampa Revenue Bonds 100 5.000 07/01/50 108
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,417
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 969
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 271
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 270
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 99
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 32
Coral Keys Homes Community Development District Special Assessment 50 4.000 05/01/50 44
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,703
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 49
Corkscrew Farms Community Development District Special Assessment (Þ) 105 5.125 11/01/50 100
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 45
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 347
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 133
County of Broward Port Facilities Revenue Bonds 1,750 4.000 09/01/44 1,760
County of Lake Revenue Bonds 500 5.750 08/15/50 492
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,026
Creekview Community Development District Special Assessment 300 4.750 05/01/53 281

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 188
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 102
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 153
Deer Run Community Development District Special Assessment 205 5.400 05/01/39 207
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 202
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 76
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 123
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 64
DW Bayview Community Development District Special Assessment (Þ) 50 4.000 05/01/51 44
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 47
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 201
East 547 Community Development District Special Assessment 50 4.000 05/01/51 44
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 633
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 1,080
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 45
Eden Hills Community Development District Special Assessment 100 4.125 05/01/52 88
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 66
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 137
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 132
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 410
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 659
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 140
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 781
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,176
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 88
Epperson North Community Development District Special Assessment (Þ) 100 4.000 11/01/51 88
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 543
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 196
Escambia County Health Facilities Authority Revenue Bonds 2,000 4.000 08/15/50 1,864
Esplanade Lake Club Community Development District Special Assessment 380 4.125 11/01/50 340
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 83
Fallschase Community Development District Special Assessment 355 4.000 05/01/52 309
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 57
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 92
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 99
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 87
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 115 6.250 01/01/49 115
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 858
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 1,965 6.500 01/01/49 1,916
Florida Development Finance Corp. Revenue Bonds (Þ) 1,470 7.375 01/01/49 1,503
Florida Development Finance Corp. Revenue Bonds (Þ) 685 5.000 12/15/49 694
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 94
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 128
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 125 5.000 06/01/51 115
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 434
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,644
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,168
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 80
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 152
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 223
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/56 82
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,000 6.750 12/01/56 1,982
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 151
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,354
Florida Higher Educational Facilities Financial Authority Revenue Bonds 315 5.000 03/01/49 315
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 101
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 46
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 87
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 64
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 87
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 760
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 178
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 44
Gulfstream Polo Community Development District Special Assessment 150 4.375 11/01/49 138
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 97
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 48
Hammock Reserve Community Development District Special Assessment (Þ) 165 5.000 05/01/52 159
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 94
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 97
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 91
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,195
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 192
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 91
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 88
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 151
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 293
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 82
Herons Glen Recreation District Special Assessment (µ) 60 4.000 05/01/45 61
Herons Glen Recreation District Special Assessment (µ) 80 4.000 05/01/50 80
Highlands Community Development District Special Assessment 200 4.250 05/01/36 204
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 426
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 102
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 22
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 31
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 102
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 55
Hills Minneola Community Development District Special Assessment (Þ) 130 4.000 05/01/50 114
Hillsborough County Industrial Development Authority Revenue Bonds 5,000 4.000 08/01/50 4,783
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 156
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 183

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 81
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 265
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 145
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 85
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 79
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 53
Kingman Gate Community Development District Special Assessment (Þ) 50 4.000 06/15/51 44
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 499
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 694
Lakeshore Ranch Community Development District Special Assessment 90 3.125 05/01/24 89
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.500 05/01/33 85
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 924
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 83
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 102
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 154
Lakewood Ranch Stewardship District Special Assessment 380 5.125 05/01/46 385
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 102
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 179
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 246
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/49 88
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 86
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/50 88
Lakewood Ranch Stewardship District Special Assessment 145 3.875 05/01/51 123
Lakewood Ranch Stewardship District Special Assessment (Þ) 900 4.000 05/01/52 787
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 100
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 99
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 100
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 97
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 47
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,467
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 100
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 320
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 177
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 159
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 43
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 95
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 93
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 100 4.375 05/01/52 92
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 208
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 259
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 116
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 532
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 115
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 115

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Meadow Pointe IV Community Development District Special Assessment 655 4.100 05/01/30 662
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 80
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 88
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,620
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,340
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 944
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 418
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,194
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,036
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 101
Mirada Community Development District Special Assessment 175 3.250 05/01/32 156
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 106
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 109
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 516
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 192
New Port Tampa Bay Community Development District Special Assessment 455 2.875 05/01/26 434
North Arkansas-1 Pasco Community Development District Special Assessment (Þ) 100 4.000 05/01/52 86
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 84
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 132
North Sumter County Utility Dependent District Revenue Bonds 1,000 5.000 10/01/49 1,095
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 193
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 205
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 925
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 142
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 218
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,262
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 92
Palm Beach County Health Facilities Authority Revenue Bonds 125 4.000 06/01/41 115
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 272
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 566
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 2,096
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 352
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 190
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 123
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 254
Park East Community Development District Special Assessment (Þ) 185 4.000 11/01/51 162
Parkland Preserve Community Development District Special Assessment 45 5.500 11/01/32 46
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 503
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 345
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 134
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 183
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 202
Pine Isle Community Development District Special Assessment (Þ) 1,000 4.000 12/15/51 877
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 103
Portico Community Development District Special Assessment 25 3.625 05/01/40 22
Preserve at South Branch Community Development District Special Assessment Bonds 535 5.250 11/01/38 546

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Preserve at South Branch Community Development District Special Assessment Bonds 100 4.000 11/01/39 93
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 540 5.050 05/01/39 544
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 895 5.200 05/01/49 900
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 786
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,606
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 30
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 82
Rhodine Road North Community Development District Special Assessment 65 4.000 05/01/52 57
River Glen Community Development District Special Assessment 600 4.000 05/01/51 527
Rivington Community Development District Special Assessment 300 4.000 05/01/52 259
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 819
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 103
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 205
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 826
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 4.000 05/01/52 881
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 847
Sandmine Road Community Development District Special Assessment (Þ) 20 2.625 05/01/25 19
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 23
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 42
Sandmine Road Community Development District Special Assessment (Þ) 50 4.000 11/01/51 44
Sarasota National Community Development District Special Assessment 100 3.875 05/01/31 88
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 93
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 243
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 177
Sawyers Landing Community Development District Special Assessment (Þ) 175 4.125 05/01/41 162
Sawyers Landing Community Development District Special Assessment (Þ) 160 4.250 05/01/53 145
Scenic Terrace South Community Development District Special Assessment (Þ) 125 4.500 05/01/42 117
Scenic Terrace South Community Development District Special Assessment (Þ) 230 4.625 05/01/53 215
Seminole County Industrial Development Authority Revenue Bonds (Þ) 135 4.000 06/15/51 113
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 82
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 102
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 178
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 203
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 419
Siena North Community Development District Special Assessment (Þ) 50 4.000 06/15/52 44
Silver Palms West Community Development District Revenue Bonds 270 4.000 06/15/52 240
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 267
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 19
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 602
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 63
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 45
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 65
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 954
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 202
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 100
Southern Groves Community Development District No. 5 Special Assessment 150 3.125 05/01/41 117
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 543

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Groves Community Development District No. 5 Special Assessment 940 4.000 05/01/48 820
Southshore Bay Community Development District Special Assessment (Þ) 750 3.000 05/01/33 628
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 488
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 21
St. Johns County Industrial Development Authority Revenue Bonds 50 4.000 12/15/50 42
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 383
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 829
Stellar North Community Development District Special Assessment (Þ) 890 3.200 05/01/41 700
Stillwater Community Development District Special Assessment (Þ) 50 3.500 06/15/41 43
Stillwater Community Development District Special Assessment (Þ) 100 4.000 06/15/51 88
Stonewater Community Development District Special Assessment (Þ) 100 4.000 11/01/51 88
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 196
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 143
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,000 3.750 12/15/50 819
Storey Drive Community Development District Special Assessment (Þ) 125 4.000 06/15/52 109
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 545
Storey Park Community Development District Special Assessment (Þ) 50 4.000 06/15/51 44
Summer Woods Community Development District Special Assessment 25 3.400 05/01/41 20
Summer Woods Community Development District Special Assessment 25 4.000 05/01/51 22
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 65
Talis Park Community Development District Special Assessment 120 4.000 05/01/33 116
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 41
Tamarindo Community Development District Special Assessment 50 4.000 05/01/51 44
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 100
Tern Bay Community Development District Special Assessment 350 4.000 06/15/42 317
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 1,002
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 209
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,375 4.000 12/15/51 1,211
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 84
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 202
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 104
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 220
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 250
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 101
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 99
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 789
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 58
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 81
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 88
Triple Creek Community Development District Special Assessment 35 5.250 11/01/27 36
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 84
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 269
TSR Community Development District Special Assessment 200 5.000 11/01/39 203
TSR Community Development District Special Assessment 100 4.000 11/01/40 92
TSR Community Development District Special Assessment 200 4.750 11/01/47 197
TSR Community Development District Special Assessment 485 5.125 11/01/49 489
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 266

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 87
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 99
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 99
Two Lakes Community Development District Special Assessment (Þ) 290 4.000 12/15/28 291
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 135
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 203
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 176
Two Rivers North Community Development District Special Assessment (Þ) 200 3.000 01/15/23 198
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 149
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 519
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 443
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 88
Venetian Community Development District Special Assessment 150 5.000 05/01/23 150
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 504
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 504
Veranda Community Development District II Special Assessment 85 5.875 11/01/32 86
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 238
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 56
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 319
Veranda Community Development District II Special Assessment (Þ) 90 4.000 05/01/51 79
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 194
Verano No. 1 Community Development District Special Assessment 120 4.750 11/01/25 122
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 102
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 257
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 101
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 250
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 53
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 77
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 41
Viera Stewardship District Special Assessment 125 3.125 05/01/41 102
Viera Stewardship District Special Assessment 125 4.000 05/01/53 110
Village Community Development District No. 12 Special Assessment (Þ) 660 4.250 05/01/43 639
Village Community Development District No. 12 Special Assessment (Þ) 660 4.375 05/01/50 643
Village Community Development District No. 13 Special Assessment (Þ) 265 3.250 05/01/40 228
Village Community Development District No. 13 Special Assessment (Þ) 590 3.500 05/01/51 488
Village Community Development District No. 13 Special Assessment 400 3.250 05/01/52 317
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 65
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 100
Villamar Community Development District Special Assessment 910 4.625 05/01/39 910
Villamar Community Development District Special Assessment (Þ) 625 4.000 11/01/51 541
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 437
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 99
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 252
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 148
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 153
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 264
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 153
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 68
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 75
West Port Community Development District Special Assessment (Þ) 1,780 4.000 05/01/51 1,567
West Villages Improvement District Special Assessment 135 4.750 05/01/39 136
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,668
West Villages Improvement District Special Assessment 210 5.000 05/01/50 210
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 95
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 95
Westside Community Development District Special Assessment 815 4.000 05/01/50 721
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 88
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 119
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 232
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 806
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 100
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 98
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 90
Windward Community Development District Special Assessment 100 4.400 11/01/35 94
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 40
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 44
161,288
Georgia - 1.7%
Atlanta Urban Redevelopment Agency Revenue Bonds (Þ) 1,155 3.875 07/01/51 966
Augusta Development Authority Revenue Bonds 1,065 5.000 07/01/31 1,118
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,544
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 881
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 116
Fulton County Development Authority Revenue Bonds 4,750 4.000 04/01/50 4,598
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 75
George L Smith II Congress Center Authority Revenue Bonds 60 3.625 01/01/31 55
George L Smith II Congress Center Authority Revenue Bonds 60 5.000 01/01/36 60
George L Smith II Congress Center Authority Revenue Bonds 3,270 4.000 01/01/54 2,940
George L Smith II Congress Center Authority Revenue Bonds 120 5.000 01/01/54 114
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 999
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 368
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,599
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê)(Þ) 2,260 4.000 08/01/52 2,253
Municipal Electric Authority of Georgia Revenue Bonds 4,720 4.000 01/01/49 4,394
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,063
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 01/01/56 2,134
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,750 5.000 01/01/62 1,890
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,053
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 212
28,432
Guam - 1.0%
American Samoa Economic Development Authority Revenue Bonds (Þ) 120 3.720 09/01/27 113
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 5.000 09/01/38 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 89
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Business Privilege Tax Revenue Bonds 495 4.000 01/01/36 463
Guam Business Privilege Tax Revenue Bonds 5,000 4.000 01/01/42 4,558
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 744
Guam Department of Education Certificate of Participation 385 5.000 02/01/40 393
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 54
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,238
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 86
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 64
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,161
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,283
Guam Government Waterworks Authority Revenue Bonds 935 5.000 01/01/50 1,009
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 213
Territory of Guam Revenue Bonds 500 5.000 12/01/31 534
Territory of Guam Revenue Bonds 100 5.000 11/01/35 106
Territory of Guam Revenue Bonds 100 5.000 11/01/40 104
Territory of Guam Revenue Bonds 200 5.000 12/01/46 210
15,642
Hawaii - 0.5%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,283
State of Hawaii Airports System Revenue Bonds 850 5.000 07/01/47 916
State of Hawaii Airports System Revenue Bonds 2,450 5.000 07/01/51 2,637
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 2,210 5.000 01/01/30 2,220
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 573
7,629
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 827
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 423
1,250
Illinois - 8.9%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 1,812
Chicago Board of Education General Obligation Unlimited (µ) 75 3.634 12/01/27 61
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 554
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,105
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 258
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 231
Chicago Board of Education General Obligation Unlimited (µ) 1,025 Zero coupon 12/01/30 730
Chicago Board of Education General Obligation Unlimited (µ) 120 3.929 12/01/30 85
Chicago Board of Education General Obligation Unlimited (µ) 765 4.044 12/01/31 518
Chicago Board of Education General Obligation Unlimited (µ) 2,825 5.000 12/01/31 3,001
Chicago Board of Education General Obligation Unlimited (µ) 250 5.000 12/01/32 274
Chicago Board of Education General Obligation Unlimited 170 5.125 12/01/32 176
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,096
Chicago Board of Education General Obligation Unlimited 1,200 5.000 12/01/34 1,259
Chicago Board of Education General Obligation Unlimited 115 5.250 12/01/35 119
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 78
Chicago Board of Education General Obligation Unlimited 2,560 4.000 12/01/40 2,333
Chicago Board of Education General Obligation Unlimited 5,440 4.000 12/01/41 4,933
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,297
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,561

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 207
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,613
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,714
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,857
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 544
Chicago Board of Education Revenue Bonds 100 5.000 04/01/42 104
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 104
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,746
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,025
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,039
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 110
Chicago Sales Tax Securitization Corp. Revenue Bonds 85 4.000 01/01/38 85
Chicago Sales Tax Securitization Corp. Revenue Bonds 110 4.000 01/01/39 109
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,749
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 83
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 210
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 41
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 262
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 218
City of Chicago General Obligation Unlimited 425 5.000 01/01/28 453
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 525
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 385
City of Chicago General Obligation Unlimited 410 4.605 01/01/30 296
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 419
City of Chicago General Obligation Unlimited (µ) 375 4.556 01/01/31 268
City of Chicago General Obligation Unlimited 650 5.000 01/01/31 693
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 264
City of Chicago General Obligation Unlimited 340 5.000 01/01/32 363
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 957
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,029
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 174
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,088
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,523
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,594
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,416
City of Chicago Waterworks Revenue Bonds 230 5.000 11/01/29 250
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,027
Illinois Development Finance Authority Revenue Bonds (~)(Ê) 250 0.240 10/01/29 250
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 400
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,460
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,062
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,939
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 658
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/40 2,241
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 986
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,879
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/01/46 911
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,045

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 106
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/47 1,010
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 103
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,535
Illinois Finance Authority Revenue Bonds (Þ) 705 6.125 04/01/49 745
Illinois Finance Authority Revenue Bonds (~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds 50 4.000 10/01/50 48
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 49
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 201
Illinois Finance Authority Revenue Bonds 50 4.000 11/01/51 44
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 47 5.000 12/01/53 —
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 935
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 49
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 196
Illinois Finance Authority Revenue Bonds 50 4.000 11/01/56 43
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 504
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 276
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 248
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 221
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 303
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220 1.798 06/15/28 965
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 220
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,385 2.198 12/15/32 883
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 Zero coupon 12/15/35 772
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,200 Zero coupon 06/15/44 1,880
Metropolitan Pier & Exposition Authority Revenue Bonds 4,500 4.000 06/15/50 4,154
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 5.000 06/15/50 1,556
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,038
Metropolitan Pier & Exposition Authority Revenue Bonds 2,000 4.000 06/15/52 1,817
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 5.000 06/15/52 1,656
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 305
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,036
Metropolitan Pier & Exposition Authority Revenue Bonds 970 5.000 06/15/57 1,001
Sangamon County Water Reclamation District General Obligation Unlimited 1,750 4.000 01/01/49 1,757
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,066
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,724
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,364
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 414
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 759
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,203
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,030
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,089
State of Illinois General Obligation Unlimited (µ) 875 4.000 02/01/30 891
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 269
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,910
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,310
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,056

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 523
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,019
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 109
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,703
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 942
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,343
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 774
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,911
State of Illinois General Obligation Unlimited 840 5.000 05/01/42 872
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 259
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 249
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,371
State of Illinois General Obligation Unlimited 300 4.250 10/01/45 285
State of Illinois General Obligation Unlimited 500 5.000 03/01/46 523
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 90
University of Illinois Revenue Bonds (µ) 1,500 3.000 04/01/39 1,345
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 100 5.000 01/01/55 89
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 928
144,540
Indiana - 0.4%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 798
Indiana Finance Authority Revenue Bonds 500 4.125 12/01/26 505
Indiana Finance Authority Revenue Bonds 475 3.000 11/01/30 425
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 95
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,076
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 93
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 51
Indiana Municipal Power Agency Revenue Bonds 275 5.000 01/01/42 292
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,722
Town of Upland Revenue Bonds 200 2.500 09/01/50 137
6,194
Iowa - 0.7%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,692
City of Coralville Revenue Bonds 1,070 4.000 05/01/31 1,072
Iowa Finance Authority Revenue Bonds 1,500 5.000 12/01/50 1,518
Iowa Higher Education Loan Authority Revenue Bonds 2,500 4.000 10/01/45 2,429
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,000 4.000 06/01/49 1,838
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 8,060 Zero coupon 06/01/65 925
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 571
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,328
11,373
Kansas - 0.1%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 66
City of Manhattan Revenue Bonds 150 4.000 06/01/52 130
City of Prairie Village Tax Allocation 45 2.875 04/01/30 38
City of Prairie Village Tax Allocation 60 3.125 04/01/36 47
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 76
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 76
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 148

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 57
Wyandotte County City Unified Government Revenue Bonds 425 4.500 06/01/40 385
1,023
Kentucky - 0.5%
City of Henderson Revenue Bonds 3,000 3.700 01/01/32 2,930
City of Henderson Revenue Bonds 350 4.450 01/01/42 338
City of Henderson Revenue Bonds 850 4.700 01/01/52 813
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 355
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 264
Kentucky Bond Development Corp. Revenue Bonds 50 4.000 06/01/46 51
Kentucky Bond Development Corp. Revenue Bonds 75 4.000 06/01/51 76
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 151
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,600
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 104
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 99
Kentucky Economic Development Finance Authority Revenue Bonds 130 5.000 08/01/49 139
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,014
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 502
8,436
Louisiana - 1.4%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 132
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 131
City of New Orleans Sewerage Service Revenue Bonds 75 4.000 06/01/50 75
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 7,920 0.180 08/01/35 7,920
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 1,350 0.180 12/01/40 1,350
Juban Trails Community Development District Special Assessment 100 4.250 06/01/51 83
Lake Charles Harbor & Terminal District Revenue Bonds (~)(ae)(Ê) 1,200 1.000 12/01/51 1,119
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 93
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 78
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 182
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 80 5.000 10/01/39 87
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/41 155
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 233
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,175 0.240 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 627
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 809
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 302
Louisiana Public Facilities Authority Revenue Bonds 75 4.000 06/01/50 73
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 220
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 186
Louisiana Public Facilities Authority Revenue Bonds 550 5.000 07/01/59 585
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/40 1,029
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,051
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 155
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 114
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 142
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,059

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 985
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 993
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,080
23,243
Maine - 0.3%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,127
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,369
Finance Authority of Maine Revenue Bonds (Þ) 125 8.000 12/01/51 101
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,065
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/43 549
Maine Health & Higher Educational Facilities Authority Revenue Bonds 115 4.000 07/01/45 112
Maine Health & Higher Educational Facilities Authority Revenue Bonds 140 4.000 07/01/50 133
5,456
Maryland - 1.4%
Baltimore Research Park Project Revenue Bonds 360 4.000 01/01/45 370
Baltimore Research Park Project Revenue Bonds 440 4.000 01/01/50 450
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 87
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 85
City of Baltimore Revenue Bonds 100 5.000 09/01/28 99
City of Baltimore Revenue Bonds 150 5.000 09/01/38 154
City of Baltimore Revenue Bonds 55 5.000 09/01/39 54
City of Baltimore Revenue Bonds 365 5.000 09/01/46 348
City of Brunswick Special Tax 100 5.000 07/01/36 104
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,718
County of Frederick Special Tax 235 4.000 07/01/50 220
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 117
Maryland Economic Development Corp. Revenue Bonds (Þ) 1,400 3.997 04/01/34 1,266
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,122
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 70
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 213
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 93
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 77
Maryland Economic Development Corp. Revenue Bonds 7,500 5.250 06/30/52 7,830
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 153
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 118
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 325
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 44
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 2,600 0.230 04/01/35 2,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 627
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 25
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,342
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,054
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,381
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 100 5.500 05/01/52 101
22,247
Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,530
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month LIBOR
+ 0.570%)(µ)(Ê) 285 1.030 05/01/37 271

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,477
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,628
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,250 5.000 10/01/37 1,324
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 105
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 993
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,240
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,103
Massachusetts Development Finance Agency Revenue Bonds (µ) 125 4.000 10/01/45 123
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 158
Massachusetts Development Finance Agency Revenue Bonds 110 4.000 07/01/50 106
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 349
Massachusetts Educational Financing Authority Revenue Bonds 1,000 3.000 07/01/51 719
12,126
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,741
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 69
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 45
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,069
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 111
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 111
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 110
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 43
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,050
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 55
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 55
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 588
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 621
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 110
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 109
City of Detroit General Obligation Unlimited 160 4.000 04/01/40 147
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 109
City of Detroit General Obligation Unlimited 40 4.000 04/01/42 36
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 619
City of Detroit General Obligation Unlimited 575 5.000 04/01/46 592
City of Detroit General Obligation Unlimited 450 5.000 04/01/50 462
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 189
City of Detroit Sewage Disposal System Revenue Bonds (µ)(ae) 500 5.000 07/01/39 503
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 2,250 5.000 07/01/48 2,341
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 849
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 211
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 104
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 82
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 94
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 23
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,005
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 680
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 319
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,045
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,691

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 407
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 83
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 86
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 699
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 24
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,827
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 87
Michigan Finance Authority Revenue Bonds 275 5.000 11/15/48 300
Michigan Finance Authority Revenue Bonds 135 5.000 06/01/49 140
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 23
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 316
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 80
Michigan Finance Authority Revenue Bonds 6,850 4.785 06/01/65 705
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,012
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 132
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 1,058
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 104
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 439
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,060
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,125
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 470
Star International Academy Revenue Bonds 450 5.000 03/01/30 463
Star International Academy Revenue Bonds 500 5.000 03/01/33 512
Tipton Academy Revenue Bonds 325 4.000 06/01/51 245
Universal Academy Revenue Bonds 500 4.000 12/01/31 489
Universal Academy Revenue Bonds 65 4.000 12/01/40 62
34,936
Minnesota - 0.7%
City of Blaine Healthcare Revenue Bonds 165 6.125 07/01/45 128
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 513
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,047
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,442
City of St Cloud Revenue Bonds 380 5.000 05/01/48 409
City of St Cloud Revenue Bonds 125 4.000 05/01/49 119
City of Woodbury Revenue Bonds 25 4.000 12/01/40 24
City of Woodbury Revenue Bonds 25 4.000 12/01/50 23
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/31 97
Duluth Economic Development Authority Revenue Bonds 425 4.000 06/15/35 421
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 394
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 93
Duluth Economic Development Authority Revenue Bonds 55 4.000 07/01/41 49
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 201
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,703
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/53 1,569
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 120
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 34
Duluth Independent School District No. 709 Certificate of Participation 40 4.000 03/01/26 40
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 44
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 71

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Independent School District No. 709 Certificate of Participation 40 4.200 03/01/34 38
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 99
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 102
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 145
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 239
11,164
Mississippi - 1.2%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,460 4.000 10/15/30 1,277
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,840 0.180 12/01/30 7,840
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 0.250 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 6,160 0.180 11/01/35 6,160
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 995
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 110
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 110
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 109
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 1,007
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 894
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 942
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 195
19,739
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 125 5.500 06/01/29 117
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 79
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 136
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/46 1,533
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 81
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 255
Joplin Industrial Development Authority Revenue Bonds 50 3.500 11/01/40 41
Joplin Industrial Development Authority Revenue Bonds 75 4.250 11/01/50 60
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/57 2,935
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,288
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 220
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,621
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 951
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 169
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 141
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 439
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 22
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 657
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 484
11,229
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 819
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,598
2,417
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,086
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 39
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 72

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Clark Revenue Bonds 210 2.100 06/01/31 182
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 48
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 25
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 79
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 55
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 39
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 169
Las Vegas Convention & Visitors Authority Revenue Bonds 750 4.000 07/01/49 762
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 260
Las Vegas Special Improvement District No. 607 Special Assessment 115 5.000 06/01/24 119
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 72
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 51
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,144
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,042
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 168
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 177
5,692
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 95
New Hampshire Business Finance Authority Revenue Bonds 250 4.000 01/01/41 240
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 153
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 268
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 908
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 350 5.000 08/01/32 394
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 370 5.000 08/01/33 416
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 438
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 466
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 482
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 527
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 510
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 537
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 559
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 525 5.000 08/01/40 586
6,579
New Jersey - 4.3%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 502
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 451
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 270
Atlantic City General Obligation Unlimited (µ) 225 5.000 03/01/32 247
Atlantic City General Obligation Unlimited (µ) 35 5.000 03/01/37 38
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 49
Atlantic County Improvement Authority Revenue Bonds (µ) 50 4.000 07/01/53 50
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 515
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 734
New Jersey Economic Development Authority Revenue Bonds 930 5.125 09/15/23 946

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,551
New Jersey Economic Development Authority Revenue Bonds 2,150 5.250 09/15/29 2,181
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 504
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 506
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 528
New Jersey Economic Development Authority Revenue Bonds 275 3.000 08/01/41 235
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 218
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 670
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,541
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,245
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 100
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,020
New Jersey Economic Development Authority Revenue Bonds 1,350 5.000 10/01/47 1,408
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,206
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/50 1,186
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 168
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 1,003
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 385
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 109
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 150 5.000 07/01/46 156
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,186
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 446
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 566
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 4.168 12/15/30 1,553
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 308
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 376
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 508
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 317
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 445
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 484
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 58
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 975 4.823 12/15/34 589
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 396
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,950 5.130 12/15/35 2,782
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 303
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 150 4.342 12/15/36 80
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 1,961
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 491
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,250 4.000 06/15/37 2,207
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,341
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 696
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 321
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,060 5.000 06/15/42 1,065
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 4.000 06/15/44 381
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,950 4.000 06/15/45 3,747
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 156
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 4.000 06/15/46 4,764

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 59
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,774
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,720
South Jersey Port Corp. Revenue Bonds 1,450 5.000 01/01/48 1,488
South Jersey Port Corp. Revenue Bonds 3,000 5.000 01/01/49 3,115
South Jersey Transportation Authority LLC Revenue Bonds 315 5.000 11/01/26 330
South Jersey Transportation Authority LLC Revenue Bonds 945 5.000 11/01/39 978
South Jersey Transportation Authority LLC Revenue Bonds 4,500 4.000 11/01/50 4,369
Tobacco Settlement Financing Corp. Revenue Bonds 2,080 5.000 06/01/46 2,173
Union County Improvement Authority Revenue Bonds (Þ) 600 6.750 12/01/41 535
70,090
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 50 4.000 09/01/33 51
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 75 4.000 09/01/40 77
128
New York - 7.1%
Brooklyn Arena Local Development Corp. Revenue Bonds 250 5.000 07/15/25 265
Brooklyn Arena Local Development Corp. Revenue Bonds 175 5.000 07/15/26 188
Brooklyn Arena Local Development Corp. Revenue Bonds 125 5.000 07/15/28 134
Brooklyn Arena Local Development Corp. Revenue Bonds 200 5.000 07/15/42 210
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 25
Brooklyn Arena Local Development Corp. Revenue Bonds 75 Zero coupon 07/15/46 24
Broome County Local Development Corp. Revenue Bonds (µ) 180 4.000 04/01/50 176
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 86
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 377
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/51 85
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 356
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 819
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 12/01/51 252
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 100
City of New York General Obligation Unlimited 275 5.000 03/01/44 295
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 286
Dutchess County Local Development Corp. Revenue Bonds (Þ) 500 5.000 07/01/51 518
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000 Zero coupon 06/01/60 235
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 27
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 37
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 37
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 32
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 21
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 694
Huntington Local Development Corp. Revenue Bonds 150 5.250 07/01/56 145
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 992
Metropolitan Transportation Authority Revenue Bonds 5,285 5.000 02/01/23 5,379
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 159
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 101
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/28 161
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 64
Metropolitan Transportation Authority Revenue Bonds 125 5.250 11/15/31 133
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 140

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 316
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 476
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 160 5.000 11/15/38 164
Metropolitan Transportation Authority Revenue Bonds 115 5.000 11/15/39 119
Metropolitan Transportation Authority Revenue Bonds 30 5.250 11/15/39 31
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 18
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,585
Metropolitan Transportation Authority Revenue Bonds 1,000 5.000 11/15/42 1,052
Metropolitan Transportation Authority Revenue Bonds 1,000 4.000 11/15/43 968
Metropolitan Transportation Authority Revenue Bonds 240 5.000 11/15/43 245
Metropolitan Transportation Authority Revenue Bonds 1,580 5.000 11/15/44 1,656
Metropolitan Transportation Authority Revenue Bonds 1,585 4.000 11/15/45 1,526
Metropolitan Transportation Authority Revenue Bonds 1,540 4.750 11/15/45 1,592
Metropolitan Transportation Authority Revenue Bonds 1,300 5.000 11/15/45 1,361
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 98
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 1,580 0.190 11/15/50 1,580
Metropolitan Transportation Authority Revenue Bonds (µ) 3,900 4.000 11/15/50 3,717
Metropolitan Transportation Authority Revenue Bonds 340 5.000 11/15/50 353
Metropolitan Transportation Authority Revenue Bonds 1,790 5.250 11/15/55 1,889
Metropolitan Transportation Authority Revenue Bonds 1,740 5.250 11/15/56 1,839
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290 Zero coupon 06/01/60 661
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 581
New York City Industrial Development Revenue Bonds (µ) 1,800 3.000 01/01/46 1,459
New York City Industrial Development Revenue Bonds (µ) 250 3.000 03/01/49 194
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 4,200 1.450 08/01/45 4,200
New York City Water & Sewer System Revenue Bonds 2,000 4.000 06/15/40 2,004
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 483
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 781
New York Liberty Development Corp. Revenue Bonds (Þ) 1,955 5.000 11/15/44 1,974
New York Liberty Development Corp. Revenue Bonds 100 2.625 09/15/69 93
New York Power Authority Revenue Bonds 3,000 4.000 11/15/45 2,999
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 987
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 425
New York State Dormitory Authority Revenue Bonds 10,215 4.000 03/15/38 10,308
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/40 1,005
New York State Dormitory Authority Revenue Bonds 125 4.000 09/01/45 113
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/47 992
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/50 1,932
New York State Dormitory Authority Revenue Bonds (µ) 355 3.000 09/01/50 279
New York State Dormitory Authority Revenue Bonds 330 4.000 09/01/50 291
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 992
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 491
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,488
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 406
New York Transportation Development Corp. Revenue Bonds 170 2.250 08/01/26 159
New York Transportation Development Corp. Revenue Bonds 1,675 5.000 08/01/26 1,664
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,053
New York Transportation Development Corp. Revenue Bonds 575 4.000 10/01/30 566
New York Transportation Development Corp. Revenue Bonds 70 5.000 12/01/30 74
New York Transportation Development Corp. Revenue Bonds 50 5.000 01/01/31 53
New York Transportation Development Corp. Revenue Bonds 280 3.000 08/01/31 259
New York Transportation Development Corp. Revenue Bonds 1,365 5.250 08/01/31 1,440
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 105
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,310
New York Transportation Development Corp. Revenue Bonds 55 5.000 12/01/33 58
New York Transportation Development Corp. Revenue Bonds 1,055 5.000 10/01/35 1,115
New York Transportation Development Corp. Revenue Bonds 50 5.000 12/01/35 52
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 01/01/36 1,755
New York Transportation Development Corp. Revenue Bonds 430 5.375 08/01/36 472
New York Transportation Development Corp. Revenue Bonds 40 5.000 12/01/37 42
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 12/01/39 1,688
New York Transportation Development Corp. Revenue Bonds 4,000 5.000 12/01/39 4,181
New York Transportation Development Corp. Revenue Bonds 3,125 5.000 10/01/40 3,272
New York Transportation Development Corp. Revenue Bonds 125 4.000 12/01/40 120
New York Transportation Development Corp. Revenue Bonds 55 4.000 12/01/42 51
New York Transportation Development Corp. Revenue Bonds 3,625 4.375 10/01/45 3,468
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 979
New York Transportation Development Corp. Revenue Bonds 475 5.000 07/01/46 490
New York Transportation Development Corp. Revenue Bonds 3,825 5.250 01/01/50 3,935
New York Transportation Development Corp. Revenue Bonds 1,640 4.000 04/30/53 1,562
Niagara Area Development Corp. Revenue Bonds 125 4.500 07/01/52 105
Niagara Area Development Corp. Revenue Bonds 125 5.000 07/01/52 117
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/32 31
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 36
Oneida County Local Development Corp. Revenue Bonds (µ) 50 4.000 12/01/34 52
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 31
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 42
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 62
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 31
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 190
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 53
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 122
Port Authority of New York & New Jersey Revenue Bonds 430 4.000 07/15/46 414
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/51 955
Port Authority of New York & New Jersey Revenue Bonds 265 4.000 07/15/55 252
Port Authority of New York & New Jersey Revenue Bonds 100 5.000 07/15/56 107
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 4,000 4.000 06/01/50 3,874
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 11,200 Zero coupon 06/01/66 1,265
Triborough Bridge & Tunnel Authority Revenue Bonds 4,855 3.000 05/15/51 3,921
TSASC, Inc. Revenue Bonds 3,500 5.000 06/01/48 3,527
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 133
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 95
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 51

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 30
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 75
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 30
114,949
North Carolina - 0.9%
North Carolina Department of Transportation Revenue Bonds 75 5.000 12/31/37 77
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 918
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,727
North Carolina Medical Care Commission Revenue Bonds 1,105 5.000 07/01/44 1,122
North Carolina Medical Care Commission Revenue Bonds 50 5.000 10/01/45 50
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 24
North Carolina Medical Care Commission Revenue Bonds 1,970 4.000 09/01/47 1,847
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 1,035
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/50 99
North Carolina Medical Care Commission Revenue Bonds 350 4.000 03/01/51 270
North Carolina Medical Care Commission Revenue Bonds 2,835 4.000 09/01/51 2,661
North Carolina Medical Care Commission Revenue Bonds 1,000 4.000 01/01/52 932
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/49 2,126
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,041
North Carolina Turnpike Authority Revenue Bonds 50 4.000 01/01/55 47
13,976
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/51 472
County of Burleigh North Dakota Revenue Bonds 395 5.200 04/15/46 369
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,075
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,646
4,562
Ohio - 3.6%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,178
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 500 4.000 06/01/37 491
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/38 54
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/39 54
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 221
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,480 4.000 06/01/48 2,319
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 19,955 5.000 06/01/55 19,405
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 7,075 6.259 06/01/57 936
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 102
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 150
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 1,003
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 84
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 87
Columbus-Franklin County Finance Authority Revenue Bonds 1,470 4.000 11/15/38 1,472
County of Darke Revenue Bonds 50 4.000 09/01/40 47
County of Darke Revenue Bonds 50 4.000 09/01/45 45
County of Darke Revenue Bonds 75 5.000 09/01/49 77
County of Franklin Revenue Bonds 500 4.000 12/01/44 492
County of Franklin Revenue Bonds 520 5.250 11/15/55 521
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,784
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,063

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,258
Cuyahoga County Hospital Revenue Bonds 2,500 5.000 02/15/57 2,617
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,164
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 362
Franklin County Convention Facilities Authority Revenue Bonds 850 5.000 12/01/51 855
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 21
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 24
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 103
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 214
Ohio Air Quality Development Authority Revenue Bonds (Þ) 120 4.250 01/15/38 116
Ohio Air Quality Development Authority Revenue Bonds (Þ) 1,190 4.500 01/15/48 1,168
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,410
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,949
Ohio Higher Educational Facility Commission Revenue Bonds 500 5.000 01/15/45 521
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 1,104
Ohio Higher Educational Facility Commission Revenue Bonds 1,000 5.000 01/15/50 1,037
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 314
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,445
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 99
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 168
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 262
Southern Ohio Port Authority Revenue Bonds (Þ) 625 7.000 12/01/42 575
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 104
State of Ohio Revenue Bonds 350 3.000 01/15/45 287
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 248
State of Ohio Revenue Bonds 1,940 4.000 01/15/50 1,884
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 940
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 91
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 939
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 44
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 130
59,038
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,585
Oklahoma Development Finance Authority Revenue Bonds (Æ)(Ø) 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 484
Oklahoma Development Finance Authority Revenue Bonds (Æ)(Ø) 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 2,500 5.500 08/15/57 2,625
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,305 5.000 06/01/35 1,342
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 128
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 745 4.000 12/01/43 571
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,057
7,795
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 792
Clackamas County Hospital Facility Authority Revenue Bonds 500 5.125 11/15/40 508
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 25
County of Yamhill Revenue Bonds 350 4.000 12/01/41 348
County of Yamhill Revenue Bonds 1,650 4.000 12/01/46 1,602

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Medford Hospital Facilities Authority Revenue Bonds (µ) 275 4.000 08/15/45 269
Medford Hospital Facilities Authority Revenue Bonds 100 5.000 08/15/45 109
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 208
Medford Hospital Facilities Authority Revenue Bonds 810 5.000 08/15/50 881
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 986
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,659
Oregon State Facilities Authority Revenue Bonds (ae) 500 5.000 10/01/46 523
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 962
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 282
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 922
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 114
11,190
Pennsylvania - 5.8%
Allegheny County Airport Authority Revenue Bonds (µ) 1,000 4.000 01/01/46 967
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/51 1,061
Allegheny County Airport Authority Revenue Bonds (µ) 3,710 4.000 01/01/56 3,493
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,848
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 257
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 160
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,080 3.000 06/15/31 947
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 87
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 82
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 80
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 815 5.000 05/01/28 869
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,250 5.000 05/01/32 1,348
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,050 5.000 05/01/33 1,113
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/34 54
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/35 54
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/36 54
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 5,500 5.000 05/01/42 5,722
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 490 6.000 05/01/42 533
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 52
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 113
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 76
Berks County Industrial Development Authority Revenue Bonds 375 4.000 11/01/47 300
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 730
Berks County Municipal Authority Revenue Bonds 300 5.000 11/01/44 298
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,181
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 106
Bucks County Industrial Development Authority Revenue Bonds 275 4.000 07/01/46 248
Bucks County Industrial Development Authority Revenue Bonds 400 4.000 07/01/51 354
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,307
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 784
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 612
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,775
Chester County Industrial Development Authority Revenue Bonds 455 4.000 12/01/51 453
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,269
City of Erie Higher Education Building Authority Revenue Bonds 2,065 5.000 09/15/33 2,081
City of Harrisburg General Obligation Unlimited (µ) 285 4.697 09/15/22 279

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Philadelphia General Obligation Unlimited (~)(Ê) 13,300 0.250 08/01/31 13,300
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,323
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 242
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 108
Commonwealth Financing Authority Revenue Bonds 185 5.000 06/01/35 200
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,540
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 918
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 1,018
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,940
Doylestown Hospital Authority Revenue Bonds 315 3.950 07/01/24 303
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 619
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 98
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 97
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 492
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 143
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 90
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 73
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 137
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,887
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 538
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 531
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 100 5.625 07/01/42 101
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,038
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,022
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 717
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,235
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,048
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 599
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,388
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 106
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 103
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 862
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,583
Montgomery County Higher Education & Health Authority Revenue Bonds 2,500 5.000 05/01/57 2,700
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,638
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 147
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,813
Northampton County General Purpose Authority Revenue Bonds 1,000 5.000 10/01/36 1,045
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 56
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 76
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 1,061
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,300
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 150
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 377
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 350
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 987
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 05/01/50 1,509
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,319

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,393
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,085
Pennsylvania Turnpike Commission Revenue Bonds 2,000 4.000 12/01/51 1,968
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 910
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 350 5.000 06/15/50 349
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/50 102
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 95
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,077
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 212
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 270
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 369
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 370
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 516
Westmoreland County Industrial Development Authority Revenue Bonds 80 4.000 07/01/37 81
94,471
Puerto Rico - 6.2%
Commonwealth of Puerto Rico General Obligation Unlimited 1,328 5.250 07/01/23 1,344
Commonwealth of Puerto Rico General Obligation Unlimited 637 Zero coupon 07/01/24 580
Commonwealth of Puerto Rico General Obligation Unlimited 1,380 5.375 07/01/25 1,425
Commonwealth of Puerto Rico General Obligation Unlimited 1,367 5.625 07/01/27 1,448
Commonwealth of Puerto Rico General Obligation Unlimited 1,345 5.625 07/01/29 1,446
Commonwealth of Puerto Rico General Obligation Unlimited 1,306 5.750 07/01/31 1,426
Commonwealth of Puerto Rico General Obligation Unlimited 1,594 Zero coupon 07/01/33 909
Commonwealth of Puerto Rico General Obligation Unlimited 1,239 4.000 07/01/33 1,149
Commonwealth of Puerto Rico General Obligation Unlimited 1,073 4.000 07/01/35 992
Commonwealth of Puerto Rico General Obligation Unlimited 1,365 4.000 07/01/37 1,227
Commonwealth of Puerto Rico General Obligation Unlimited 1,497 4.000 07/01/41 1,344
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,360 1.000 11/01/43 1,227
Commonwealth of Puerto Rico General Obligation Unlimited 2,291 4.000 07/01/46 2,007
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 590 1.000 11/01/51 280
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,626 7.500 08/20/40 5,183
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 900 2.750 07/01/23 889
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 30 4.250 07/01/25 30
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 582
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 584
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 20 5.000 07/01/30 20
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,085 5.000 07/01/33 1,153
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 5.000 07/01/35 2,108
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,250 5.000 07/01/37 1,322
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,280 4.000 07/01/42 2,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 5,235 5.250 07/01/42 5,267
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,625 5.000 07/01/47 1,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 200 6.000 07/01/47 201
Puerto Rico Convention Center District Authority Tax Revenue Bond 1,588 5.000 07/01/31 1,578
Puerto Rico Electric Power Authority Revenue Bonds (µ) 565 5.000 07/01/22 577
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 737
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 1,618
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,275 5.000 07/01/28 2,173

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR + 0.520%)
(µ)(Ê) 2,865 1.480 07/01/29 2,884
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,520 5.000 07/01/32 3,361
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 103
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 365
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 425 5.250 07/01/40 408
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 995
Puerto Rico Highway & Transportation Authority Revenue Bonds 100 5.000 07/01/24 60
Puerto Rico Highway & Transportation Authority Revenue Bonds 200 5.500 07/01/24 120
Puerto Rico Highway & Transportation Authority Revenue Bonds 50 5.000 07/01/25 30
Puerto Rico Highway & Transportation Authority Revenue Bonds 50 5.000 07/01/26 30
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ)(Æ)(Ø) 345 5.500 07/01/26 216
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/27 60
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 420 5.000 07/01/28 372
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 140 5.500 07/01/29 148
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 575 5.000 07/01/30 345
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/31 520
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 10 5.500 07/01/31 11
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 205 5.000 07/01/32 123
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 25 5.250 07/01/32 26
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 525 5.250 07/01/33 549
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 270 5.250 07/01/34 283
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 65 5.250 07/01/35 67
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,690 5.250 07/01/36 1,769
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 175 5.000 07/01/37 105
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 160 4.750 07/01/38 165
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 4,510 5.250 07/01/38 4,543
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 760 5.250 07/01/41 802
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 230 5.000 07/01/42 138
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 93 3.941 07/01/24 87
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 337
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 185
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 404
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,648 4.329 07/01/40 9,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,786 5.709 07/01/46 1,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 14,834 5.772 07/01/51 3,107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 32
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,665 4.750 07/01/53 1,684
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 674 4.784 07/01/58 683
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,848 5.000 07/01/58 18,294
100,086
Rhode Island - 0.1%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 536
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,631
2,167

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina - 0.6%
Berkeley County Special Assessment 500 4.000 11/01/30 500
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 99
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 144
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 459
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,463
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 382
South Carolina Public Service Authority Revenue Bonds 2,851 4.000 12/01/39 2,858
South Carolina Public Service Authority Revenue Bonds 1,364 4.000 12/01/46 1,330
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 264
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,570
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 134
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 782
9,985
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,810
County of Lincoln Revenue Bonds 75 4.000 08/01/56 65
County of Lincoln Revenue Bonds 650 4.000 08/01/61 556
2,431
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 960 4.000 08/01/44 916
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 100 5.000 08/01/49 107
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,104
City of Clarksville Water Sewer & Gas Revenue Bonds 900 4.000 02/01/51 883
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 275
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,008
Memphis-Shelby County Industrial Development Board Tax Allocation 100 5.625 01/01/46 76
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 21
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 36
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 107
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,042
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 106
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 51
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,427
Metropolitan Government Nashville & Davidson County Industrial Development Board
Special Assessment (Þ) 175 Zero coupon 06/01/43 55
Metropolitan Government Nashville & Davidson County Industrial Development Board
Special Assessment (Þ) 100 4.000 06/01/51 83
8,297
Texas - 6.3%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 43
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 42
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 413
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 99
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 149

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 104
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 792
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 785
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 52
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 66
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 50
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 973
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,921
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 559
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 1,004
Central Texas Regional Mobility Authority Revenue Bonds (ae) 200 5.000 01/01/42 204
Central Texas Regional Mobility Authority Revenue Bonds 275 5.000 01/01/45 294
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,085
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 113
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 440
City of Arlington Tax Allocation 920 4.000 08/15/41 899
City of Aubrey Revenue Bonds 640 7.250 09/01/45 654
City of Austin Water Utility Improvement District Special Assessment Revenue Bonds
(Þ) 230 5.125 11/01/33 226
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 267
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 88
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 106
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (µ) 190 4.000 09/01/30 189
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 848
City of Celina Special Assessment (Þ) 165 4.125 09/01/39 155
City of Celina Special Assessment (µ) 2,025 2.625 09/01/40 1,481
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 60
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 44
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 87
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 102
City of Celina Special Assessment 845 4.375 09/01/49 766
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 111
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 84
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 77
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 96
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 211
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 86
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 89
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 85
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 88
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 103
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 98
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 80

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 88
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 95
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 96
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 144
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 92
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 91
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 88
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 633
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 101
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 147
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 183
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 165
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 312
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 784
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,284
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 514
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,038
City of Houston Airport System Revenue Bonds 2,400 5.000 07/15/35 2,488
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 522
City of Houston Airport System Revenue Bonds 1,000 4.000 07/01/47 960
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 162
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 240
City of Justin Special Assessment (Þ) 270 5.500 09/01/47 273
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 205
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 97
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 84
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 95
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 85
City of Lago Vista Special Assessment 55 3.750 09/01/42 47
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 118
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 87
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 270
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 86
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 93
City of Lavon Special Assessment Revenue Bonds (Þ) 200 4.500 09/15/49 182
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 88
City of Liberty Hill Special Assessment (Þ) 150 4.000 09/01/52 131
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 87
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 84
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 84
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 94
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 86
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 83
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 87
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 78
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 483
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 93

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 41
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 99
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,027
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 149
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 92
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 84
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 85
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 86
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 83
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 513
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/48 92
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/48 97
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 285
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 101
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 190
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 110
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 130
City of Princeton Special Assessment (Þ) 35 4.375 09/01/49 33
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 94
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 276
City of Princeton Special Assessment (Þ) 161 4.125 09/01/50 140
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 160
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 93
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 81
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 85
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 95
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 117
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 91
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 177
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 85
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 486
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 817
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 100
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 143
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 93
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 90
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 510
Conroe Local Government Corp. Revenue Bonds 125 4.000 10/01/50 117
Conroe Local Government Corp. Revenue Bonds 100 5.000 10/01/50 90
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,128
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 85
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 558
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 209
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 90
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 91
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 232

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 666
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/47 480
Grand Parkway Transportation Corp. Revenue Bonds 5,200 4.000 10/01/49 5,117
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,400 0.220 09/01/25 7,400
Harris County-Houston Sports Authority Revenue Bonds (µ) 725 5.337 11/15/36 321
Hidalgo County Regional Mobility Authority Revenue Bonds 425 Zero coupon 12/01/49 82
Hidalgo County Regional Mobility Authority Revenue Bonds 445 Zero coupon 12/01/50 80
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/51 80
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/52 75
Hidalgo County Regional Mobility Authority Revenue Bonds 500 Zero coupon 12/01/53 74
Hidalgo County Regional Mobility Authority Revenue Bonds 525 Zero coupon 12/01/54 72
Houston Higher Education Finance Corp. Revenue Bonds 65 4.000 10/01/51 59
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 166
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 289
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 22
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 621
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 38
Love Field Airport Modernization Corp. Revenue Bonds (µ) 1,400 4.000 11/01/39 1,374
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mission Economic Development Corp. Revenue Bonds (Þ) 1,150 4.625 10/01/31 1,188
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 45
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 79
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 40
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 155
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 206
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 117
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 55 5.000 04/01/36 60
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 1,012
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 200 4.000 08/15/41 180
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,565
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,185 4.000 08/15/46 1,030
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/51 437
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 104
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 988
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/56 826
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 204
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 400
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 60 3.625 09/15/26 59
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 97
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 67
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 288
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 70 4.250 09/15/51 61
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 376
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,440
North Texas Tollway Authority Revenue Bonds 3,345 3.000 01/01/46 2,791
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 212

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 81
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 240
Port Beaumont Navigation District Revenue Bonds (Þ) 2,450 3.000 01/01/50 1,681
Port Beaumont Navigation District Revenue Bonds (Þ) 570 4.000 01/01/50 477
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,686
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,343
San Antonio Convention Hotel Revenue Bonds (µ) 1,000 5.000 07/15/34 1,002
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 934
San Antonio Municipal Facilities Corp. Revenue Bonds 750 4.000 08/01/48 772
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 202
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 781
Texas Department of Housing & Community Affairs Special Assessment 500 4.000 06/15/52 440
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/50 104
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 104
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 11,590 5.000 06/30/58 11,956
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 760
Town of Argyle Special Assessment (Þ) 100 4.250 09/01/23 100
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 148
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 197
Town of Little Elm Special Assessment (Þ) 730 5.750 09/01/38 763
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 83
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 101
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 82
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 90
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 40
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 387
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 40
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 455
102,851
Utah - 1.1%
Benloch Ranch Improvement Association No. 1 (Š) 700 9.750 12/01/39 705
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,211
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 419
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 649
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.625 06/01/57 1,174
Mida Mountain Village Public Infrastructure District Special Assessment 1,000 4.500 08/01/40 988
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 600 4.000 08/01/50 469
Military Installation Development Authority Revenue Bonds 1,300 4.000 06/01/41 1,073
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 404
Salt Lake City Airport Revenue Bonds 2,500 5.000 07/01/48 2,630
Salt Lake City Airport Revenue Bonds 925 5.000 07/01/51 991
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,417
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 845
Utah Charter School Finance Authority Revenue Bonds (Þ) 555 4.000 06/15/31 515

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Charter School Finance Authority Revenue Bonds 890 4.000 06/15/41 730
Utah Charter School Finance Authority Revenue Bonds 1,420 4.250 06/15/51 1,113
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 330
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,002
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 514
18,179
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 750 5.000 10/01/42 770
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,434
2,204
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,170
Virgin Islands Public Finance Authority Revenue Bonds 2,120 5.000 10/01/32 2,079
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 429
10,678
Virginia - 1.4%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 446
Farms New Kent Community Development Authority Special Assessment (Þ) 300 3.750 03/01/36 273
Farmville Industrial Development Authority Revenue Bonds 3,300 5.000 01/01/40 3,457
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 49
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 39
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/49 53
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,975
Tobacco Settlement Financing Corp. Revenue Bonds 2,085 6.706 06/01/46 2,085
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 125
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 432
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,086
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 80
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 70
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/37 1,074
Virginia Small Business Financing Authority Revenue Bonds 475 5.000 12/31/47 491
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,796
Virginia Small Business Financing Authority Revenue Bonds 2,480 5.000 12/31/52 2,548
Virginia Small Business Financing Authority Revenue Bonds 885 5.000 12/31/56 908
Virginia Small Business Financing Authority Revenue Bonds 2,000 5.000 12/31/57 2,117
22,138
Washington - 1.4%
King County General Obligation Limited (~)(Ê) 3,865 0.080 01/01/46 3,865
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 466
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 1,037
Washington Health Care Facilities Authority Revenue Bonds 210 5.000 08/01/49 225
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 951
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,373
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 73
Washington State Convention Center Public Facilities District Revenue Bonds 4,000 3.000 07/01/48 2,790
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 986
Washington State Convention Center Public Facilities District Revenue Bonds 4,680 4.000 07/01/58 4,233
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/58 1,296

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,506
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 141
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 185
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,406
22,533
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 149
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 162
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 82
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 915
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 48
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 128
County of Ohio Special District Excise Tax Revenue Bonds 110 3.250 03/01/41 92
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 175 4.125 06/01/43 166
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 100 4.875 06/01/43 91
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 301
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 175 5.000 07/01/45 180
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 110
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 82
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 354
West Virginia Hospital Finance Authority Revenue Bonds 1,640 4.125 01/01/47 1,600
4,460
Wisconsin - 2.1%
Public Finance Authority Revenue Bonds 845 4.000 03/01/28 825
Public Finance Authority Revenue Bonds (Þ) 20 4.000 06/15/29 20
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/29 1,056
Public Finance Authority Revenue Bonds 35 4.000 07/01/30 34
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 103
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 713
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 749
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 68
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,068
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 638
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,695
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 540
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 156
Public Finance Authority Revenue Bonds 50 5.000 07/01/40 51
Public Finance Authority Revenue Bonds 100 4.000 04/01/42 89
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 758
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 501
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 108
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 73
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 201
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 721
Public Finance Authority Revenue Bonds (µ) 40 4.000 07/01/45 40
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 771
Public Finance Authority Revenue Bonds 1,000 4.000 02/01/46 960
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 349
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 25

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 151
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 75
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 674
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 49
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 93
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 960
Public Finance Authority Revenue Bonds 175 4.000 09/01/51 139
Public Finance Authority Revenue Bonds 500 4.000 09/30/51 471
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,974
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 1,016
Public Finance Authority Revenue Bonds 1,600 4.000 04/01/52 1,348
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 98
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 98
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 107
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 878
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 450
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 64
Public Finance Authority Revenue Bonds 125 5.000 07/01/55 123
Public Finance Authority Revenue Bonds (Þ) 350 5.000 12/01/55 342
Public Finance Authority Revenue Bonds 5,000 4.000 03/31/56 4,576
Public Finance Authority Revenue Bonds (Þ) 850 4.500 06/01/56 681
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 707
Public Finance Authority Revenue Bonds 125 4.000 09/01/56 97
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 251
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 144
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 107
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 79
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 91
Public Finance Authority Revenue Bonds 560 4.000 07/01/61 468
Public Finance Authority Revenue Bonds 125 5.250 07/01/61 103
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,336
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 141
University of Wisconsin Hospitals & Clinics Revenue Bonds 1,000 4.000 04/01/51 974
Wisconsin Health & Educational Facilities Authority Revenue Bonds 20 4.000 03/15/40 19
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 914
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,235 5.000 03/15/50 1,260
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 43
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 42
34,455
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 957
Total Municipal Bonds
(cost $1,652,209) 1,569,594
Short-Term Investments - 2.6%
U.S. Cash Management Fund (@) 41,535,240 (∞) 41,523
Total Short-Term Investments
(cost $41,522) 41,523
Total Investments - 99.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
(identified cost $1,693,731) 1,611,117
Other Assets and Liabilities, Net - 0.8%
12,886
Net Assets - 100.0%
1,624,003

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
15.7%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102.82 1,110
947
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 815,000 100.64 820
869
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 490,000 100.00 490
533
American Samoa Economic Development Authority Revenue Bonds 06/16/21 120,000 100.00 120
113
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 122.29 122
109
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 107.95 1,619
1,641
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98.24 491
516
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106.11 743
708
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.55 980
945
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.38 215
178
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 104.17 78
68
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.53 33
25
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110.24 33
25
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,218
Arkansas Development Finance Authority Revenue Bonds 09/09/20 4,500,000 101.11 4,551
4,297
Artisan Lakes East Community Development District Special Assessment 06/17/21 220,000 100.00 220
202
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100.00 945
746
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105.65 475
397
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99.68 249
222
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.79 1,378
1,142
Astonia Community Development District Special Assessment 07/09/21 75,000 104.88 79
66
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 1,155,000 100.00 1,155
966
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
99
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
96
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,065,000 99.42 1,059
1,091
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100.00 1,250
1,047
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102.50 1,276
1,095
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
85
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.14 100
87
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
92
Bent Creek Community Development District Special Assessment 07/16/21 1,160,000 101.80 1,181
1,012
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
493
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
419
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 101.00 1,515
1,211
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103.64 378
321
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100.82 126
109
Brookstone Community Development District Special Assessment 01/23/18 45,000 100.00 45
45
Build NYC Resource Corp. Revenue Bonds 01/14/21 250,000 109.51 274
252
Build NYC Resource Corp. Revenue Bonds 04/08/21 100,000 111.07 111
100
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
86
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118.33 414
356
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.89 1,109
819
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100.00 1,000
973
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 2,000,000 101.87 2,037
1,921
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108.26 2,166
1,895
California Community Housing Agency Revenue Bonds 03/25/21 2,400,000 107.24 2,559
2,109
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111.22 278
201
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100.36 838
755
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.47 995
1,061
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.57 1,539
1,597
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.68 1,882
1,842
California Pollution Control Financing Authority Revenue Bonds 06/11/15 4,180,000 105.74 4,395
4,260
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.30 2,453
1,688
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.69 444
354
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109.94 605
588
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100.00 550
533

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.46 681
657
California Public Finance Authority Revenue Bonds 05/27/21 250,000 108.67 272
256
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.97 535
509
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.36 1,064
1,017
California School Finance Authority Revenue Bonds 09/11/20 200,000 110.70 221
205
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.14 625
599
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.28 158
150
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.36 109
97
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.97 1,221
989
California School Finance Authority Revenue Bonds 07/21/21 100,000 115.58 116
101
California School Finance Authority Revenue Bonds 07/22/21 465,000 114.69 533
436
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.95 245
213
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.68 320
295
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.71 257
241
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.17 1,032
1,031
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102.92 2,676
2,682
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106.84 214
215
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 106.99 2,675
2,591
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.54 533
505
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.58 1,076
1,059
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.26 261
225
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105.17 210
189
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.81 111
102
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100.76 4,136
4,232
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.28 1,334
1,269
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,850
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 111.10 361
322
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.54 108
79
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.39 108
82
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.54 155
124
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116.74 350
313
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100.00 585
559
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
146
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
331
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106.83 1,095
903
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100.00 45
38
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103.66 73
62
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 240,000 99.01 238
246
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.11 364
353
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 750,000 105.35 790
626
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 1,000,000 107.67 1,077
886
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.83 1,393
1,714
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.29 1,886
2,297
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 111.00 111
89
City of Anna Special Assessment 07/28/21 136,000 100.00 136
113
City of Anna Special Assessment 07/28/21 504,000 100.00 504
440
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 230,000 100.00 230
226
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
88
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
267
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
106
City of Celina Special Assessment 09/11/19 165,000 100.00 165
155
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 90,000 100.00 90
77
City of Celina Special Assessment 11/10/21 28,000 100.00 28
26
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 61,000 100.00 61
54
City of Celina Special Assessment 11/10/21 25,000 100.00 25
22
City of Celina Special Assessment 11/10/21 72,000 100.00 72
60
City of Celina Special Assessment 11/10/21 131,000 98.78 129
111
City of Celina Special Assessment 12/15/21 255,000 99.29 253
211
City of Celina Special Assessment 12/15/21 55,000 99.34 55
44
City of Celina Special Assessment 01/12/22 100,000 100.00 100
87
City of Celina Special Assessment 01/12/22 100,000 100.00 100
84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 04/13/22 100,000 100.00 100
96
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
88
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment 06/08/21 100,000 99.21 99
86
City of Crandall Special Assessment 06/08/21 100,000 99.26 99
89
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
98
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
103
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
80
City of Fate Special Assessment 10/19/21 110,000 100.55 111
95
City of Fate Special Assessment 10/19/21 100,000 99.32 99
88
City of Fate Special Assessment 04/05/22 105,000 100.00 105
96
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
144
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
92
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
91
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
798
City of Haslet Special Assessment 07/30/20 200,000 105.56 211
183
City of Haslet Special Assessment 10/19/21 200,000 98.80 198
165
City of Hutto Special Assessment 04/05/21 296,000 99.88 296
240
City of Hutto Special Assessment 10/22/21 200,000 98.98 198
162
City of Justin Special Assessment 03/27/18 270,000 100.00 270
273
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
97
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
84
City of Kyle Special Assessment 10/20/21 100,000 101.28 101
85
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
205
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
86
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
87
City of Lavon Special Assessment 02/02/22 318,000 98.72 314
270
City of Lavon Special Assessment 02/02/22 136,000 99.03 135
118
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103.04 206
182
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.39 99
93
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
88
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
87
City of Liberty Hill Special Assessment 12/14/21 150,000 103.66 155
131
City of Manor Special Assessment 05/06/21 100,000 100.00 100
84
City of Manor Special Assessment 05/06/21 100,000 102.50 103
84
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
94
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
86
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
83
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
87
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.27 105
93
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.69 51
41
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,027
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
99
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
149
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
92
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
85
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
84
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.30 1,432
1,442
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
86
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
83
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
513
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100.00 100
92
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99.53 100
97
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 8 00,000 101.93 204
823
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
130
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
94
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 300,000 103.59 311
285
City of Princeton Special Assessment 06/23/20 161,000 100.00 161
140
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
110
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
190

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
276
City of Princeton Special Assessment 06/26/20 35,000 105.03 37
33
City of Princeton Special Assessment 05/25/21 185,000 101.08 185
160
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
93
City of Red Oak Special Assessment 06/15/21 100,000 102.75 103
85
City of Red Oak Special Assessment 06/15/21 100,000 98.94 99
81
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.45 124
117
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.90 103
91
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.73 201
177
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.07 101
95
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.41 101
90
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
85
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
817
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
486
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 105.14 1,341
1,323
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
93
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
90
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
149
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
162
City of South Charleston Revenue Bonds 01/14/22 100,000 100.37 100
82
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.37 1,155
915
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100.00 100
87
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.73 102
84
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.33 260
195
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 91.94 322
250
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108.95 360
332
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.10 435
388
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100.77 1,189
948
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114.37 1,144
1,084
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103.93 944
915
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103.92 104
102
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100.00 500
411
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105.73 2,051
1,703
Corkscrew Farms Community Development District Special Assessment 12/13/17 105,000 100.00 105
100
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
49
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105.96 1,807
1,718
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.17 1,032
819
County of Medina Special Assessment 03/11/21 100,000 100.00 100
85
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.87 114
117
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
854
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
251
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.59 560
499
CSCDA Community Improvement Authority Revenue Bonds 06/04/21 1,250,000 108.06 1,351
1,018
CSCDA Community Improvement Authority Revenue Bonds 03/03/22 940,000 85.10 800
682
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 325,000 92.52 301
269
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97.99 980
1,018
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
918
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.82 2,833
2,940
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98.89 99
102
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98.92 148
153
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108.60 326
324
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 109.00 109
108
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 109.78 252
251
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 109.89 242
241
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.37 197
199
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.96 198
199
Denver Urban Renewal Authority Tax Allocation 10/11/18 585,000 99.21 582
608
District of Columbia Revenue Bonds 03/28/22 500,000 105.40 527
510
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105.64 291
286
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 500,000 109.77 549
518
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103.57 52
44
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.65 75
64
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
47
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.33 228
201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100.00 625
633
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.03 101
91
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.90 100
90
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 98.95 693
659
Entrada Community Development District Special Assessment 09/23/21 100,000 105.32 105
88
Epperson North Community Development District Special Assessment 10/05/21 100,000 103.31 103
88
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5.00 200
235
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.35 161
156
Farms New Kent Community Development Authority Special Assessment 06/25/21 300,000 100.00 300
273
Finance Authority of Maine Revenue Bonds 12/17/21 125,000 100.00 125
101
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100.00 115
115
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100.00 1,965
1,916
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
858
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113.15 775
694
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.68 119
116
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.87 102
94
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.72 163
152
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103.03 103
99
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.18 223
223
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.91 127
128
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95.79 1,408
1,503
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 105.77 106
82
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.80 107
87
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.00 100
92
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.68 112
80
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 102.00 510
434
Florida Development Finance Corp. Revenue Bonds 02/04/22 2,000,000 98.00 1,960
1,982
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.15 1,406
1,354
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.21 1,892
1,887
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100.00 500
392
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103.57 104
87
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102.46 102
87
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100.00 500
471
Greenways Metropolitan District No. 1 General Obligation Limited 08/06/21 500,000 100.00 500
404
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102.51 51
44
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100.00 50
48
Hammock Reserve Community Development District Special Assessment 04/07/22 165,000 100.98 167
159
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,195
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103.25 191
192
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
55
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97.93 127
114
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100.00 500
362
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
255
Illinois Finance Authority Revenue Bonds 02/25/20 705,000 119.95 846
745
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 108.19 3,557
2,879
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101.89 255
196
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102.65 257
201
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 1,700,000 94.52 1,607
1,464
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.35 1,505
1,288
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
265
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
183
Kingman Gate Community Development District Special Assessment 03/03/21 50,000 101.64 51
44
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
175
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
700
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
182
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.33 99
93
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.96 99
102
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.37 99
102
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98.99 99
86
Lakewood Ranch Stewardship District Special Assessment 12/10/21 9 00,000 106.13 106
787
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,467
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.53 244
233
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.53 236
186
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.78 272
220
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,260,000 108.54 2,453
2,253
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 04/04/22 100,000 99.09 99
92
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.96 55
51
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.84 55
51
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.63 117
121
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.90 117
121
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
223
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.76 110
84
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 125,000 110.79 138
108
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 600,000 103.39 620
545
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100.00 1,400
1,266
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106.79 1,335
1,324
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
105
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
158
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.70 1,439
1,240
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.56 246
259
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.17 198
208
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
649
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
83
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 35.30 62
55
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 10/20/21 1,500,000 100.00 1,500
1,174
Mida Mountain Village Public Infrastructure District Special Assessment 04/09/21 600,000 101.68 610
469
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99.91 1,149
1,188
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,460,000 101.08 1,476
1,277
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.94 210
195
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 106.07 1,008
942
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106.31 956
894
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106.80 1,095
1,007
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116.83 117
109
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117.11 117
110
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117.38 117
110
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99.69 598
611
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100.00 175
166
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100.00 100
91
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.44 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.64 189
192
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103.02 1,133
1,144
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
95
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
153
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
268
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.48 110
104
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.70 1,017
1,012
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 101.92 1,019
826
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,185,000 109.67 1,290
1,030
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 200,000 112.53 225
180
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 113.89 1,139
932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 515,000 102.76 529
437
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,955,000 104.81 2,061
1,974
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103.03 412
425
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105.25 947
987
North Arkansas-1 Pasco Community Development District Special Assessment 10/27/21 100,000 102.12 102
86
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
288
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 70,000 100.00 70
61
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100.00 100
97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 60,000 100.00 60
59
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.38 391
376
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.33 74
67
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
103
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
116
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.79 1,211
1,168
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110.41 1,104
986
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.87 1,039
962
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,059
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
114
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
142
Park East Community Development District Special Assessment 12/01/21 185,000 105.39 195
162
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 35 0,000 111.53 223
349
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.95 1,008
910
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
50
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
25
Pine Isle Community Development District Special Assessment 11/04/21 1,000,000 104.60 1,046
877
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
212
Port Beaumont Navigation District Revenue Bonds 01/30/20 570,000 99.15 565
477
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
81
Port Beaumont Navigation District Revenue Bonds 08/04/21 2,450,000 85.83 2,112
1,681
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89.48 291
240
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,686
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99.18 124
99
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.62 498
494
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,291
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.14 774
758
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.36 651
638
Public Finance Authority Revenue Bonds 02/21/19 525,000 101.02 526
540
Public Finance Authority Revenue Bonds 05/01/19 20,000 100.57 20
20
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.63 102
98
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.42 25
25
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
878
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 112.92 1,129
1,056
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.91 160
156
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.16 473
450
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.83 212
201
Public Finance Authority Revenue Bonds 09/16/20 65,000 105.91 69
68
Public Finance Authority Revenue Bonds 12/03/20 350,000 109.35 383
342
Public Finance Authority Revenue Bonds 03/26/21 935,000 94.70 885
721
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.48 862
674
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.33 108
91
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.99 109
93
Public Finance Authority Revenue Bonds 08/02/21 850,000 94.35 802
681
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.82 906
707
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.88 1,089
960
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.48 282
251
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,476
2,336
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
144
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.78 101
98
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.29 147
141
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
326
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 83.79 84
83
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 117.84 2,357
2,108
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,625,000 116.72 1,897
1,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 108.96 2,486
2,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 1,250,000 119.34 1,492
1,322
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100.00 900
889
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
582
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
584
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
544
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
900

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
404
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.48 226
212
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
103
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
205
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100.00 1,000
826
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 103.03 1,030
881
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100.00 1,000
847
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 12/03/21 2,866,000 116.35 3,335
2,698
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 20,000 100.00 20
19
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
23
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.14 50
42
Sandmine Road Community Development District Special Assessment 10/14/21 50,000 104.24 52
44
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99.67 199
177
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99.74 100
93
Sawyers Landing Community Development District Special Assessment 08/04/21 160,000 97.63 156
145
Sawyers Landing Community Development District Special Assessment 08/04/21 175,000 99.15 174
162
Scenic Terrace South Community Development District Special Assessment 03/16/22 125,000 100.00 125
117
Scenic Terrace South Community Development District Special Assessment 03/16/22 230,000 100.00 230
215
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111.24 150
113
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.61 113
82
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
102
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.64 174
178
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.69 197
203
Siena North Community Development District Special Assessment 02/02/22 50,000 102.80 51
44
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100.00 1,000
954
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100.00 100
99
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.49 414
382
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.09 495
459
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97.33 608
575
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 112.95 311
262
Southshore Bay Community Development District Special Assessment 08/25/21 750,000 100.00 750
628
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.90 141
145
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.98 232
239
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.30 2,261
2,220
State of Ohio Revenue Bonds 11/14/19 275,000 106.31 292
248
State of Ohio Revenue Bonds 12/05/19 110,000 108.75 120
104
Stellar North Community Development District Special Assessment 11/10/21 890,000 100.00 890
700
Stillwater Community Development District Special Assessment 03/17/21 50,000 100.41 50
43
Stillwater Community Development District Special Assessment 03/17/21 100,000 102.89 103
88
Stonewater Community Development District Special Assessment 10/13/21 100,000 104.58 105
88
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100.00 1,000
819
Storey Drive Community Development District Special Assessment 01/12/22 125,000 104.74 131
109
Storey Park Community Development District Special Assessment 05/25/21 50,000 104.12 52
44
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.81 642
545
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102.77 77
65
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.19 982
1,002
Timber Creek Southwest Community Development District Special Assessment 09/30/21 1,375,000 104.20 1,432
1,211
Timber Creek Southwest Community Development District Special Assessment 09/30/21 250,000 99.22 248
209
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100.00 100
84
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.27 99
104
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.25 99
99
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.38 99
101
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
148
Town of Argyle Special Assessment 01/24/18 100,000 100.00 100
100
Town of Little Elm Special Assessment 12/06/17 100,000 100.35 100
101
Town of Little Elm Special Assessment 11/07/18 730,000 100.00 730
763
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
82
Town of Little Elm Special Assessment 12/22/21 100,000 99.01 99
83
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.58 261
269
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 745,000 98.53 734
571
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99.02 158
128

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 929,000 100.00 929
892
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/21 1,000,000 110.49 1,105
985
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100.00 290
291
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.50 205
203
Two Rivers North Community Development District Special Assessment 01/14/22 100,000 100.00 100
99
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100.00 150
149
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
845
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100.71 604
535
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.77 514
519
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105.88 106
89
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.59 453
330
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 104.35 579
515
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.31 98
88
V-Dana Community Development District Special Assessment 04/01/21 500,000 99.42 497
443
Ventana Community Development District Special Assessment 03/01/18 500,000 97.50 487
504
Ventana Community Development District Special Assessment 03/01/18 500,000 98.05 490
504
Veranda Community Development District II Special Assessment 02/24/21 65,000 100.00 65
56
Veranda Community Development District II Special Assessment 02/24/21 90,000 101.63 91
79
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.66 99
101
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
102
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,387
Village Community Development District No. 12 Special Assessment 03/16/18 660,000 100.00 660
643
Village Community Development District No. 12 Special Assessment 06/06/18 660,000 101.24 668
639
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100.00 265
228
Village Community Development District No. 13 Special Assessment 09/11/20 590,000 100.00 590
488
Villages of Glen Creek Community Development District Special Assessment 01/12/22 75,000 103.39 78
65
Villamar Community Development District Special Assessment 02/28/22 625,000 100.00 625
541
Villamar Community Development District Special Assessment 02/28/22 500,000 100.00 500
437
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104.26 1,043
1,037
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.75 215
185
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.44 163
141
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 105.10 3,154
2,506
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
153
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
152
West Port Community Development District Special Assessment 08/05/20 1,780,000 102.36 1,814
1,567
West Port Community Development District Special Assessment 05/10/21 90,000 100.00 90
75
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99.31 1,922
1,668
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.87 114
95
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
95
Westside Community Development District Special Assessment 09/20/19 100,000 99.82 100
95
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
119
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.28 251
232
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100.00 750
578
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 77.47 465
350
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
419
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100.00 50
40
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104.53 52 44
254,166
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 18,827 06/22
1,123
United States 10 Year Ultra Treasury Note Futures 183 USD 23,607 06/22
1,981

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Ultra Bond Futures 76 USD 12,193 06/22 1,781
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 4,885
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 19,237 $ —
$ —
$ 19,237 1.2
Alaska — 3,246 —
—
3,246 0.2
Arizona — 27,107 —
—
27,107 1.7
Arkansas — 9,190 —
—
9,190 0.6
California — 150,419 —
—
150,419 9.3
Colorado — 71,221 —
—
71,221 4.4
Connecticut — 14,956 —
—
14,956 0.9
Delaware — 1,206 —
—
1,206 0.1
District of Columbia — 14,757 —
—
14,757 0.9
Florida — 161,288 —
—
161,288 9.9
Georgia — 28,432 —
—
28,432 1.7
Guam — 15,642 —
—
15,642 1.0
Hawaii — 7,629 —
—
7,629 0.5
Idaho — 1,250 —
—
1,250 0.1
Illinois — 144,540 —
—
144,540 8.9
Indiana — 6,194 —
—
6,194 0.4
Iowa — 11,373 —
—
11,373 0.7
Kansas — 1,023 —
—
1,023 0.1
Kentucky — 8,436 —
—
8,436 0.5
Louisiana — 23,243 —
—
23,243 1.4
Maine — 5,456 —
—
5,456 0.3
Maryland — 22,247 —
—
22,247 1.4
Massachusetts — 12,126 —
—
12,126 0.7
Michigan — 34,936 —
—
34,936 2.1
Minnesota — 11,164 —
—
11,164 0.7
Mississippi — 19,739 —
—
19,739 1.2
Missouri — 11,229 —
—
11,229 0.7
Montana — 2,417 —
—
2,417 0.1
Nevada — 5,692 —
—
5,692 0.3
New Hampshire — 6,579 —
—
6,579 0.4
New Jersey — 70,090 —
—
70,090 4.3
New Mexico — 128 —
—
128 —
*
New York — 114,949 —
—
114,949 7.1
North Carolina — 13,976 —
—
13,976 0.9
North Dakota — 4,562 —
—
4,562 0.3

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Ohio — 59,038 —
—
59,038 3.6
Oklahoma — 7,795 —
—
7,795 0.5
Oregon — 11,190 —
—
11,190 0.7
Pennsylvania — 94,471 —
—
94,471 5.8
Puerto Rico — 100,086 —
—
100,086 6.2
Rhode Island — 2,167 —
—
2,167 0.1
South Carolina — 9,985 —
—
9,985 0.6
South Dakota — 2,431 —
—
2,431 0.1
Tennessee — 8,297 —
—
8,297 0.5
Texas — 102,851 —
—
102,851 6.3
Utah — 17,474 705
—
18,179 1.1
Vermont — 2,204 —
—
2,204 0.1
Virgin Islands — 10,678 —
—
10,678 0.7
Virginia — 22,138 —
—
22,138 1.4
Washington — 22,533 —
—
22,533 1.4
West Virginia — 4,460 —
—
4,460 0.3
Wisconsin — 34,455 —
—
34,455 2.1
Wyoming — 957 —
—
957 0.1
Short-Term Investments — — — 41,523 41,523 2.6
Total Investments — 1,568,889 705 41,523 1,611,117 99.2
Other Assets and Liabilities, Net
0.8
100.0
Other Financial Instruments
Assets
Futures Contracts 4,885 — — — 4,885 0.3
Total Other Financial Instruments
**
$ 4,885 $ — $ — $ — $ 4,885
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 4,885
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,830
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,173
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,693,731
Investments, at fair value(>) ...........................................................................................................................................................
1,611,117
Cash ............................................................................................................................................................................................... 1,023
Receivables:
Dividends and interest ....................................................................................................................................................... 20,919
Dividends from affiliated funds .......................................................................................................................................... 12
Investments sold ................................................................................................................................................................ 6,468
Fund shares sold ................................................................................................................................................................ 3,959
Investments matured (x) ...................................................................................................................................................... 624
Variation margin on futures contracts ................................................................................................................................. 4,886
Prepaid expenses ........................................................................................................................................................................... 20
Total assets .................................................................................................................................................
1,649,028
Liabilities
Payables:
Due to broker(a ) ................................................................................................................................................................. 3,411
Investments purchased ...................................................................................................................................................... 19,474
Fund shares redeemed ....................................................................................................................................................... 1,314
Accrued fees to affiliates .................................................................................................................................................... 745
Other accrued expenses ..................................................................................................................................................... 81
Total liabilities .............................................................................................................................................
25,025
Net Assets ............................................................................................................................................................
$ 1,624,003

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (102,062)
Shares of beneficial interest ...........................................................................................................................................................
1,610
Additional paid-in capital ..............................................................................................................................................................
1,724,455
Net Assets ............................................................................................................................................................
$ 1,624,003
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.08
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ......................................................... $ 10. 47
Class A — Net assets ............................................................................................................................................................. $ 16,588,829
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,645,457
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.06
Class C — Net assets ............................................................................................................................................................. $ 6,312,012
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 627,340
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.09
Class M — Net assets ............................................................................................................................................................ $ 488,873,083
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 48,469,939
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.09
Class S — Net assets ............................................................................................................................................................. $ 1,112,228,930
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 110,218,415
Amounts in thousands
(x)     Investments matured - cost $ 616
(>)     Investments in affiliates, U.S. Cash Management Fund $ 41,523
(a)     Due to Broker for Futures $ 3,411
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 27
Interest .............................................................................................................................................................................. 28,076
Total investment income ...............................................................................................................................................................
28,103
Expenses
Advisory fees .................................................................................................................................................................... 4,170
Administrative fees ........................................................................................................................................................... 400
Custodian fees ................................................................................................................................................................... 66
Distribution fees - Class A ................................................................................................................................................ 25
Distribution fees - Class C ................................................................................................................................................ 24
Transfer agent fees - Class A ............................................................................................................................................ 20
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 495
Transfer agent fees - Class S ............................................................................................................................................. 1,146
Professional fees ............................................................................................................................................................... 78
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ................................................................................................................................. 8
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ...................................................................................................................................................................... 40
Miscellaneous ................................................................................................................................................................... 13
Expenses before reductions .............................................................................................................................................. 6,589
Expense reductions ........................................................................................................................................................... (1,612)
Net expenses .................................................................................................................................................................................
4,977
Net investment income (loss) ........................................................................................................................................................
23,126
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,79 8 )
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 2,830
Net realized gain (loss) ..................................................................................................................................................................
(969)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (188,382)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 4,173
Investment matured .......................................................................................................................................................... 6
Net change in unrealized appreciation (depreciation) ................................................................................................................... (184,202)
Net realized and unrealized gain (loss) ......................................................................................................................................... (185,171)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (162,045)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 23,126 $ 39,486
Net realized gain (loss) ...................................................................................................................... (969) 2,136
Net change in unrealized appreciation (depreciation) ....................................................................... (184,202) 61,375
Net increase (decrease) in net assets from operations ............................................................................. (162,045) 102,997
Distributions
To shareholders
Class A .......................................................................................................................................... (281) (549)
Class C .......................................................................................................................................... (65) (115)
Class M ......................................................................................................................................... (7,694) (11,486)
Class S ........................................................................................................................................... (17,458) (30,926)
Net decrease in net assets from distributions .......................................................................................... (25,498) (43,076)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 205,925 404,702
Total Net Increase (Decrease) in Net Assets ..........................................................................
18,382 464,623
Net Assets
Beginning of period .................................................................................................................................
1,605,621 1,140,998
End of period ..........................................................................................................................................
$ 1,624,003 $ 1,605,621

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 90 $ 995 1,152 $ 12,899
Proceeds from reinvestment of distributions 25 280 49 549
Payments for shares redeemed (401) (4,346) (354) (4,005)
Net increase (decrease)
(286) (3,071) 847 9,443
Class C
Proceeds from shares sold 145 1,563 344 3,895
Proceeds from reinvestment of distributions 6 65 10 114
Payments for shares redeemed (129) (1,425) (120) (1,352)
Net increase (decrease)
22 203 234 2,657
Class M
Proceeds from shares sold 9,532 104,609 25,561 286,701
Proceeds from reinvestment of distributions 695 7,680 1,019 11,472
Payments for shares redeemed (3,708) (40,277) (3,702) (41,769)
Net increase (decrease)
6,519 72,012 22,878 256,404
Class S
Proceeds from shares sold 20,449 225,126 32,131 362,986
Proceeds from reinvestment of distributions 1,577 17,438 2,751 30,872
Payments for shares redeemed (9,730) (105,783) (23,062) (257,660)
Net increase (decrease)
12,296 136,781 11,820 136,198
Total increase (decrease)
18,551 $ 205,925 35,779 $ 404,702

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 11.26 .13 (1.16) (1.03) (.15) —
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
Class C
April 30, 2022* 11.24 .09 (1.16) (1.07) (.11) —
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
Class M
April 30, 2022* 11.27 .15 (1.16) (1.01) (.17) —
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(3) 10.13 .26 .24 .50 (.23) —
Class S
April 30, 2022* 11.28 .15 (1.17) (1.02) (.17) —
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04) .38 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.15) 10.08 (9.25) 16,589 1.03 .89 2.46 18
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.11) 10.06 (9.60) 6,312 1.78 1.64 1.71 18
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.17) 10.09 (9.07) 488,873 .78 .54 2.83 18
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.17) 10.09 (9.18) 1,112,229 .78 .61 2.76 18
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,947 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 468,176
Administration fees 65,299
Distribution fees 7,282
Shareholder servicing fees 1,245
Transfer agent fees 202,672
$ 744,674
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 43,901 $ 251,640 $ 254,018 $ (1) $ 1 $ 41,523 $ 27 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,705,374,218 $ 38,798,723 $ (128,170,477) $ (89,371,754)

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Tax-Exempt Bond Fund 531
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 929.00 $ 1,020.78
Expenses Paid During Period* $ 3.87 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 926.10 $ 1,017.26
Expenses Paid During Period* $ 7.26 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 931.00 $ 1,022.71
Expenses Paid During Period* $ 2.01 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
532 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 930.50 $ 1,022.22
Expenses Paid During Period* $ 2.49 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.6%
Alabama - 1.7%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 156
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 208
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 310
Alabama Community College System Board of Trustees Revenue Bonds (µ) 530 4.000 01/01/38 546
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 391
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 425 4.000 09/01/35 431
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 756
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 645 4.000 09/01/38 648
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 625 4.000 09/01/39 627
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 610 4.000 09/01/40 610
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 525 4.000 09/01/41 524
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 1,945 4.000 09/01/46 1,933
Alabama Community College System Revenue Bonds (µ) 210 3.000 11/01/22 211
Alabama Community College System Revenue Bonds (µ) 235 4.000 11/01/25 245
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,932
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,107
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 779
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 855
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,017
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 709
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 604
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 590 4.000 12/01/25 598
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 0.790 12/01/26 26,335
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 365 4.000 12/01/31 375
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,130
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,873
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 520
City of Montgomery General Obligation Unlimited 500 4.000 12/01/37 516
County of Jefferson Sewer Revenue Bonds 2,230 5.000 10/01/22 2,261
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 276
Homewood Educational Building Authority Revenue Bonds (µ) 485 5.000 12/01/26 494
Homewood Educational Building Authority Revenue Bonds (µ)(ae) 2,750 5.000 12/01/41 2,802
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,041
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,041
Mobile County Board of School Commissioners Special Tax (µ) 675 4.000 03/01/24 694
Mobile County Board of School Commissioners Special Tax (µ) 575 5.000 03/01/25 611
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 700
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 425
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 407
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,157
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 161
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 421
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,300
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,347
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 773
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,981

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of South Alabama Revenue Bonds (µ) 1,530 5.000 11/01/24 1,621
University of South Alabama Revenue Bonds (µ) 1,695 5.000 11/01/25 1,829
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,104
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 788
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 357
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 218
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 221
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 222
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 308
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 337
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 439
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 458
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 254
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 232
74,226
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,197
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 807
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 475
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 175
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 703
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 331
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 340
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 239
City of Valdez Revenue Bonds (~)(Ê) 3,400 0.270 05/01/31 3,400
Northern Tobacco Securitization Corp. Revenue Bonds 200 5.000 06/01/27 214
Northern Tobacco Securitization Corp. Revenue Bonds 500 5.000 06/01/30 547
Northern Tobacco Securitization Corp. Revenue Bonds 125 0.500 06/01/31 124
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/31 961
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/32 958
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 819
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 1,011
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,421
State of Alaska International Airports System Revenue Bonds 1,180 4.000 10/01/33 1,212
State of Alaska International Airports System Revenue Bonds 1,000 4.000 10/01/34 1,019
State of Alaska International Airports System Revenue Bonds 825 4.000 10/01/35 839
16,792
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,174
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,750 0.070 01/01/46 3,750
Arizona Industrial Development Authority Revenue Bonds 370 2.650 07/01/26 353
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 489
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 268
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,286
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,218
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 275
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 231
Arizona Industrial Development Authority Revenue Bonds 1,450 5.000 11/01/32 1,574

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,181
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,126
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,878
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,068
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 792
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 205
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,347
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 89
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 239
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 330
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 193
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,879
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,592
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,776
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,231
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,478
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,000 5.000 07/01/44 1,119
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 298
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,873
Entertainment Center Community Facilities District Revenue Bonds 3,233 4.000 07/01/37 3,203
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 890
Industrial Development Authority of the County of Pima (The) Revenue Bonds 500 5.000 04/01/32 571
Industrial Development Authority of the County of Pima (The) Revenue Bonds 575 5.000 04/01/33 655
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 902
Industrial Development Authority of the County of Pima (The) Revenue Bonds 410 4.000 04/01/35 412
Industrial Development Authority of the County of Pima (The) Revenue Bonds 420 4.000 04/01/36 421
Industrial Development Authority of the County of Pima (The) Revenue Bonds 450 4.000 04/01/37 449
Industrial Development Authority of the County of Pima (The) Revenue Bonds 520 4.000 04/01/38 518
Industrial Development Authority of the County of Pima (The) Revenue Bonds 700 4.000 04/01/39 695
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 669
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 46
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 940
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 90
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,103
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,019
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 880
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 612
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 469
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 361
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 277
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 712
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 462
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 522
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 552

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 582
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 138
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 236
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 838
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,174
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,146
Salt Verde Financial Corp. Revenue Bonds 800 5.000 12/01/37 875
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 445
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 407
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 218
Tempe Industrial Development Authority Revenue Bonds 110 4.000 12/01/24 112
Town of Marana Revenue Bonds 1,485 5.000 07/01/28 1,532
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 340 4.000 07/01/31 360
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 355 4.000 07/01/32 372
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/33 386
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/34 386
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 364
66,313
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 200 4.000 07/01/24 201
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 191
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 228
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 44
Arkansas Development Finance Authority Revenue Bonds 955 4.000 06/01/35 993
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 195
Batesville Public Facilities Board Revenue Bonds 70 5.000 06/01/22 70
Batesville Public Facilities Board Revenue Bonds 95 5.000 06/01/23 97
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 145
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 173
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 245
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 242
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,846
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 619
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 618
City of Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 519
City of Sherwood Sales & Use Tax Revenue Bonds 215 3.050 12/01/43 213
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,092
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,022
Southern Arkansas University Revenue Bonds (µ) 1,500 4.000 03/01/36 1,519
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 390
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 348
13,010
California - 8.9%
Apple Valley Public Financing Authority Tax Allocation (µ) 500 4.000 06/01/31 534
Apple Valley Public Financing Authority Tax Allocation (µ) 1,350 4.000 06/01/36 1,392
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 546

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)(ae)
(Ê) 1,750 0.740 04/01/27 1,707
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)(ae)
(Ê) 1,200 0.850 04/01/28 1,173
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,029
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 662
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,049
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 217
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 270
Calexico Unified School District General Obligation Unlimited (µ) 930 4.000 08/01/42 934
California County Tobacco Securitization Agency Revenue Bonds 100 4.000 06/01/49 94
California County Tobacco Securitization Agency Revenue Bonds 125 5.000 06/01/49 130
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 222
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 494
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 881
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,397
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 829
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,487
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 11/01/29 5,668
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,012
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 399
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 654
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,742
California Health Facilities Financing Authority Revenue Bonds 4,000 4.000 08/15/40 4,007
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/42 919
California Infrastructure & Economic Development Bank Revenue Bonds 185 5.000 10/01/22 188
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 345
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 147
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 06/01/28 2,369
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 320
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 433
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 684
California Infrastructure & Economic Development Bank Revenue Bonds 400 4.000 05/01/40 401
California Infrastructure & Economic Development Bank Revenue Bonds 460 4.000 05/01/41 458
California Municipal Finance Authority Revenue Bonds 230 2.000 07/01/24 227
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 108
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 94
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 769
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 272
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 93
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 246
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,893
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 109
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 396
California Municipal Finance Authority Revenue Bonds (µ) 200 5.000 05/15/31 222
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 75
California Municipal Finance Authority Revenue Bonds (µ) 750 4.000 05/15/32 762
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 883
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,321

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,213
California Municipal Finance Authority Revenue Bonds 500 5.000 02/01/36 546
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 234
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/47 606
California Public Finance Authority Revenue Bonds 400 4.000 10/15/27 421
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 380
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,505
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 719
California Public Works Board Revenue Bonds 1,000 4.000 05/01/36 1,032
California Public Works Board Revenue Bonds 500 4.000 05/01/37 511
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 255
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 271
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 194
California School Finance Authority Revenue Bonds 500 4.000 11/01/31 487
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/40 102
California School Finance Authority Revenue Bonds 980 4.000 11/01/41 895
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,031
California School Finance Authority Revenue Bonds (Þ) 525 5.000 08/01/46 534
California Statewide Communities Development Authority Revenue Bonds 1,475 5.000 05/15/23 1,512
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 580
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 2,350 0.170 05/15/24 2,350
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 502
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 400
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,682
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 379
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 299
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 501
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 301
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 295
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,267
California Statewide Communities Development Authority Revenue Bonds 900 5.000 08/01/34 926
California Statewide Communities Development Authority Revenue Bonds (µ) 2,210 4.000 05/15/35 2,238
California Statewide Communities Development Authority Revenue Bonds (µ) 3,250 4.000 05/15/36 3,288
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 375
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,626
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,823
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 2,037
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 583
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 885
Camarillo Community Development Commission Successor Agency Tax Allocation (µ) 425 4.000 09/01/38 431
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 862
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 733
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax 125 4.000 09/01/41 116
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 494
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 493
City of Berkeley General Obligation Unlimited 140 5.000 09/01/22 142
City of Calimesa California Special Tax 415 4.000 09/01/37 409
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,394

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dublin Special Tax 100 4.000 09/01/45 92
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 259
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 560
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 671
City of Los Angeles Department of Airports Revenue Bonds 1,000 5.000 05/15/28 1,066
City of Los Angeles Department of Airports Revenue Bonds 6,240 5.000 05/15/38 7,068
City of Los Angeles Department of Airports Revenue Bonds 6,190 4.000 05/15/39 6,334
City of Los Angeles Department of Airports Revenue Bonds 1,500 5.000 05/15/39 1,683
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/40 7,774
City of Los Angeles Department of Airports Revenue Bonds 6,755 4.000 05/15/41 6,859
City of Ontario Special Tax 500 4.000 09/01/36 482
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 25
City of Roseville Special Tax 5 3.000 09/01/22 5
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 93
City of Roseville Special Tax 40 4.000 09/01/38 39
City of Roseville Special Tax 45 4.000 09/01/40 43
City of Roseville Special Tax 725 4.000 09/01/41 675
City of Sacramento Special Tax 125 4.000 09/01/41 116
City of Sacramento Unified School District General Obligation Unlimited (µ) 3,000 5.000 07/01/31 3,017
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 771
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/24 496
Coast Community College District General Obligation Unlimited (ae) 10,065 5.000 08/01/27 11,302
Compton Unified School District General Obligation Unlimited (µ) 1,250 4.000 06/01/30 1,310
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,089
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,928
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,489
County of San Diego Special Tax 185 4.000 09/01/45 170
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,223
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 442
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 851
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 622
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 124
Golden State Tobacco Securitization Corp. General Obligation Limited (ae) 1,170 5.000 06/01/25 1,258
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,095
Golden State Tobacco Securitization Corp. Revenue Bonds 11,175 5.000 06/01/31 12,706
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 12,167
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 853
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 5,173
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 475
Grossmont-Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 558

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,116
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,254
Hemet Unified School District General Obligation Unlimited (µ) 400 4.000 08/01/40 403
Hercules Redevelopment Agency Successor Agency Tax Allocation 2,050 5.000 08/01/37 2,273
Hercules Redevelopment Agency Successor Agency Tax Allocation 635 5.000 08/01/42 695
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,078
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 852
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 458
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,058
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,809
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,223
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,097
Inglewood Unified School District General Obligation Unlimited (µ) 250 4.000 08/01/26 262
Inglewood Unified School District General Obligation Unlimited (µ) 325 5.000 08/01/28 361
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 441
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 867
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 374
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 540
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 50 5.000 09/01/32 55
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 82
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 200 4.000 08/01/35 205
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 365 4.000 08/01/37 371
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 500 4.000 08/01/39 506
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 520 4.000 08/01/41 524
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 851
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,689
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,502
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,044
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,934
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 06/01/37 2,831
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 412
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 349
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 456
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 400
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 476
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 574
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 510
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,561
Merced City School District General Obligation Unlimited (µ) 1,250 4.000 08/01/46 1,248
Metropolitan Water District of Southern California Revenue Bonds (SIFMA Municipal
Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 05/21/24 6,631
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,373
Napa Valley Community College District General Obligation Unlimited 4,000 Zero coupon 08/01/31 4,134
Napa Valley Unified School District General Obligation Unlimited (µ) 2,235 4.000 08/01/44 2,224
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,568
North Coast County Water District Certificate of Participation (µ) 125 4.000 10/01/31 136
North Coast County Water District Certificate of Participation (µ) 150 4.000 10/01/34 158

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Coast County Water District Certificate of Participation (µ) 275 4.000 10/01/35 287
North Coast County Water District Certificate of Participation (µ) 420 4.000 10/01/41 428
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 1,032
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 809
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 876
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 390
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 205
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 430
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 446
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,409
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 879
Pittsburg Unified School District General Obligation Unlimited (µ) 225 4.000 08/01/34 233
Pittsburg Unified School District General Obligation Unlimited (µ) 305 4.000 08/01/37 312
Pittsburg Unified School District General Obligation Unlimited (µ) 360 4.000 08/01/40 366
Pittsburg Unified School District General Obligation Unlimited (µ) 875 4.000 08/01/46 867
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 729
Rhodine Road North Community Development District Revenue Bonds (ae) 1,000 5.250 11/01/25 1,094
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 303
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 259
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 540 4.000 11/01/32 571
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 430
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 119
Riverside County Community Facilities Districts Special Tax (µ) 1,300 4.000 09/01/40 1,325
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,448
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,076
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,238
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 Zero coupon 10/01/28 537
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 Zero coupon 10/01/37 1,098
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 308
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 405
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 522
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 240
Riverside Unified School District Special Tax 25 4.000 09/01/27 26
Riverside Unified School District Special Tax 30 4.000 09/01/28 31
Riverside Unified School District Special Tax 30 4.000 09/01/29 31
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Roseville Joint Union High School District Certificate of Participation (µ) 400 1.000 06/01/25 367
Roseville Joint Union High School District Certificate of Participation (µ) 300 1.000 06/01/26 267
Roseville Joint Union High School District Certificate of Participation (µ) 365 1.125 06/01/27 317
Roseville Joint Union High School District Certificate of Participation (µ) 1,000 2.125 06/01/35 804
Sacramento County Water Financing Authority Revenue Bonds 5,000 4.000 11/01/25 5,234
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month LIBOR +
0.550%)(µ)(Ê) 1,830 0.785 06/01/34 1,708
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,832
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,067
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,720
San Diego Community College District General Obligation Unlimited (ae) 1,805 4.000 08/01/26 1,919
San Diego County Regional Airport Authority Revenue Bonds 300 5.000 07/01/28 333
San Diego County Regional Airport Authority Revenue Bonds 250 5.000 07/01/29 280

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 360
San Diego County Regional Airport Authority Revenue Bonds 400 4.000 07/01/35 406
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 888
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,485
San Diego County Regional Airport Authority Revenue Bonds 1,500 5.000 07/01/38 1,669
San Diego County Regional Airport Authority Revenue Bonds 1,675 5.000 07/01/39 1,861
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,739
San Diego County Regional Airport Authority Revenue Bonds 1,375 4.000 07/01/41 1,384
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 2,275 4.000 05/01/38 2,299
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 108
San Jacinto Unified School District Financing Authority Special Tax 250 5.000 09/01/44 266
San Jacinto Unified School District Financing Authority Special Tax 375 5.000 09/01/49 396
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 471
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 814
San Leandro Unified School District General Obligation Unlimited 725 4.000 08/01/47 721
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,254
San Ysidro School District General Obligation Unlimited (µ) 1,000 Zero coupon 08/01/41 427
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 581
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 855
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,397
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 523
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 522
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,118
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 920
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 719
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,503
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,573
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,654
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,336
Santa Monica-Malibu Unified School District General Obligation Unlimited 2,580 4.000 08/01/44 2,604
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,189
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,642
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 935
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 780
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 427
State of California Department of Water Resources Revenue Bonds 100 5.000 12/01/22 102
State of California General Obligation Unlimited 145 5.000 11/01/22 148
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,314
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,713
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,368
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,161
State of California General Obligation Unlimited 8,850 5.000 04/01/26 9,670
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,608
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,808
State of California General Obligation Unlimited 2,000 5.000 11/01/31 2,306
State of California General Obligation Unlimited 1,000 4.000 03/01/36 1,031
State of California General Obligation Unlimited 750 4.000 11/01/41 762

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 53
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 57
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 55
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 67
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 136
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 112
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 132
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,766
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 138
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 188
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 141
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 278
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 277
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 140
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 70
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 140
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 139
Tobacco Settlement Financing Corp. Revenue Bonds 300 4.000 06/01/49 288
Town of Tiburon Special Assessment 75 2.375 09/02/41 53
Town of Tiburon Special Assessment 150 2.500 09/02/46 102
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 191
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 91
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 74
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 159
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 136
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 95
Transbay Joint Powers Authority Tax Allocation 95 5.000 10/01/36 106
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 133
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 133
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 132
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 142
Tustin Unified School District Special Tax (µ) 125 4.000 09/01/34 128
Tustin Unified School District Special Tax (µ) 250 4.000 09/01/35 255
University of California Revenue Bonds (ae) 100 5.000 05/15/22 100
University of California Revenue Bonds 1,200 5.000 05/15/41 1,346
Vallecito Union School District General Obligation Unlimited 3,250 1.395 08/01/22 3,236
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,297
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,105
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,194
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,289
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,376
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,013
382,038
Colorado - 2.7%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,861
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,084

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,311
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,097
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,087
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 393
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 432
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,116
City & County of Denver Airport System Revenue Bonds 2,065 5.000 11/15/25 2,097
City & County of Denver Airport System Revenue Bonds (~)(ae)(Ê) 1,245 5.000 11/15/31 1,264
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,786
City & County of Denver General Obligation Unlimited 7,565 5.000 08/01/26 8,340
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 318
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 383
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,795
City of Grand Junction Revenue Bonds 650 4.000 03/01/38 679
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,043
Colorado Educational & Cultural Facilities Authority Revenue Bonds 130 4.000 08/01/23 133
Colorado Educational & Cultural Facilities Authority Revenue Bonds 165 4.000 08/01/24 170
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 80
Colorado Educational & Cultural Facilities Authority Revenue Bonds 555 4.000 06/01/27 576
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 69
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 630
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 58
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,040
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 337
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 884
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 95
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 771
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 23
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 4.000 12/15/41 1,018
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 312
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 77
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 77
Colorado Health Facilities Authority Revenue Bonds 2,225 5.000 11/01/25 2,391
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 699
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 09/01/30 1,598
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,443
Colorado Health Facilities Authority Revenue Bonds 3,270 5.000 08/01/33 3,568
Colorado Health Facilities Authority Revenue Bonds 5,200 5.000 01/01/34 5,400
Colorado Health Facilities Authority Revenue Bonds 2,610 5.000 08/01/34 2,844
Colorado Health Facilities Authority Revenue Bonds 3,875 5.000 08/01/35 4,218
Colorado Health Facilities Authority Revenue Bonds 400 4.000 01/01/36 403
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/36 391
Colorado Health Facilities Authority Revenue Bonds 145 5.000 08/01/37 158
Colorado Health Facilities Authority Revenue Bonds 215 5.000 08/01/38 233
Colorado Health Facilities Authority Revenue Bonds 460 5.000 08/01/39 498
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,540 2.800 05/15/42 2,551
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/44 811
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,295 5.000 08/01/49 1,386

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Housing & Finance Authority Revenue Bonds 1,545 4.250 11/01/49 1,588
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,562
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 396
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 290
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 788
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,258
Denver City & County School District No. 1 General Obligation Unlimited 800 4.000 12/01/45 827
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 758
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 131
Denver Health & Hospital Authority Revenue Bonds 220 5.000 12/01/31 240
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 516
Denver Health & Hospital Authority Revenue Bonds 295 4.250 12/01/33 296
Denver Health & Hospital Authority Revenue Bonds (Þ) 1,000 5.000 12/01/34 1,081
Denver Urban Renewal Authority Tax Allocation (Þ) 1,255 5.250 12/01/39 1,305
Dominion Water & Sanitation District Revenue Bonds 4,330 5.250 12/01/27 4,424
E-470 Public Highway Authority Revenue Bonds 205 5.000 09/01/26 224
E-470 Public Highway Authority Revenue Bonds 120 5.000 09/01/27 133
E-470 Public Highway Authority Revenue Bonds (µ) 4,040 Zero coupon 09/01/28 3,324
E-470 Public Highway Authority Revenue Bonds 120 5.000 09/01/28 134
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 174
E-470 Public Highway Authority Revenue Bonds 150 5.000 09/01/35 169
E-470 Public Highway Authority Revenue Bonds 165 5.000 09/01/36 185
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 1,017
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 480
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 259
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 225 4.000 12/01/38 232
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,319
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,105
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 551
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,815
High Plains Metropolitan District General Obligation Unlimited (µ) 500 5.000 12/01/35 546
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,208
Lewis Pointe Metropolitan District General Obligation Limited (µ) 240 4.000 12/01/26 253
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 418
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,075
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,253
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 387
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 529
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,360 4.000 12/01/33 1,435
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,512
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,123
Regional Transportation District Certificate of Participation 6,725 5.000 06/01/27 6,907
Regional Transportation District Revenue Bonds 30 5.000 07/15/26 32
Regional Transportation District Revenue Bonds 55 5.000 01/15/27 58
Regional Transportation District Revenue Bonds 55 5.000 07/15/27 59
Regional Transportation District Revenue Bonds 60 5.000 01/15/28 64
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,446
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 738

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 970
Regional Transportation District Revenue Bonds 500 4.000 07/15/38 489
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 240 4.000 12/01/23 246
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 175 4.000 12/01/24 181
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,074
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 745 4.000 12/01/46 762
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 509
Town of Firestone Water Enterprise Revenue Bonds (µ) 650 4.000 12/01/38 681
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 136
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 137
117,837
Connecticut - 1.9%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,480
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 1,015
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,797
City of Bridgeport General Obligation Unlimited 250 5.000 08/01/34 284
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 767
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 234
City of Hartford General Obligation Unlimited (µ) 205 5.000 08/15/22 207
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,580
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 268
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,352
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 734
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 381
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 185
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 163
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 330
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 498
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 282
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 509
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 169
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 2,033
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 225
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 224
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 112
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 1,020
City of Waterbury General Obligation Unlimited 600 5.000 02/01/27 662
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 782
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 850
City of West Haven General Obligation Unlimited 200 5.000 11/01/22 203
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,111
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 423
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 430
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 572
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 479
City of West Haven General Obligation Unlimited 330 4.000 09/15/29 347
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,336
Connecticut Housing Finance Authority Revenue Bonds 2,910 4.250 05/15/42 2,979
Connecticut State Health & Educational Facilities Authority Revenue Bonds 325 5.000 07/01/23 335

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds 965 5.000 07/01/24 1,003
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,650 1.100 02/11/25 2,487
Connecticut State Health & Educational Facilities Authority Revenue Bonds 150 5.000 07/01/25 161
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 2.750 01/01/26 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,054
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 3.250 01/01/27 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 105
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,025 5.000 07/01/40 1,145
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 474
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 400 1.800 07/01/49 395
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,157
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,936
Mattabassett District Revenue Bonds (µ) 195 5.000 08/01/22 197
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 686
South Central Connecticut Regional Water Authority Revenue Bonds 500 4.000 08/01/38 526
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 749
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 11,033
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 275
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,937
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 307
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 67
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,117
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,647
State of Connecticut Special Tax Revenue Bonds (µ) 1,025 4.000 05/01/38 1,065
State of Connecticut Special Tax Revenue Bonds 4,600 4.000 05/01/39 4,712
State of Connecticut Special Tax Revenue Bonds 1,045 4.000 05/01/40 1,069
Town of Bethel General Obligation Unlimited 100 5.000 11/15/23 102
Town of Hamden General Obligation Unlimited (µ) 275 4.000 08/15/24 284
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 446
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,713
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 738
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,732
81,873
Delaware - 0.2%
County of New Castle General Obligation Unlimited (ae) 950 5.000 10/01/25 1,030
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,420
Delaware Municipal Electric Corp. (The) Revenue Bonds 250 5.000 07/01/32 288
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 357
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 379
Delaware State Economic Development Authority Revenue Bonds 70 4.000 08/01/29 69
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 101
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 162
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 884
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 666
PR Custodial Trust 339 4.000 07/01/22 340
Town of Bridgeville Special Tax 70 4.000 07/01/23 71
Town of Bridgeville Special Tax 75 4.000 07/01/24 76
Town of Bridgeville Special Tax 100 4.000 07/01/25 101
Town of Bridgeville Special Tax 100 4.000 07/01/26 101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Bridgeville Special Tax 95 4.000 07/01/27 96
Town of Bridgeville Special Tax 295 4.000 07/01/30 293
10,434
District of Columbia - 0.8%
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,045
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,438
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,055
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,963
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 258
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/27 421
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 935 1.750 10/01/54 919
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 166
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 166
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 166
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 165
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,000 Zero coupon 10/01/36 562
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 274
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 164
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 164
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 245
Metropolitan Washington Airports Authority Revenue Bonds 1,555 5.000 10/01/29 1,768
Washington Metropolitan Area Transit Authority Revenue Bonds 2,935 4.000 07/15/34 3,045
Washington Metropolitan Area Transit Authority Revenue Bonds 2,185 4.000 07/15/35 2,265
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,660
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 677
32,586
Florida - 6.9%
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 931
AH at Turnpike South Community Development District Special Assessment 160 2.350 05/01/26 151
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 166
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 413
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 231
Arborwood Community Development District Special Assessment (µ) 1,215 2.750 05/01/25 1,215
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,253
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,302
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,343
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,376
Artisan Lakes East Community Development District Special Assessment (Þ) 605 2.300 05/01/26 555
Astonia Community Development District Special Assessment (Þ) 200 2.500 05/01/26 189
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 223
Ave Maria Stewardship Community District Special Assessment 950 2.875 05/01/27 875
Ave Maria Stewardship Community District Special Assessment (Þ) 275 3.000 05/01/27 254
Ave Maria Stewardship Community District Special Assessment (µ) 2,230 2.750 05/01/33 2,036
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,625
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 152
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 125 2.375 05/01/26 118
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 250 2.875 05/01/31 223
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 44

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 195
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 214
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 220
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 717
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 662
Bridgewalk Community Development District Special Assessment (Þ) 165 2.500 06/15/27 149
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 111
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 88
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,043
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 515
Celebration Community Development District Special Assessment 105 2.250 05/01/26 96
Celebration Community Development District Special Assessment 115 2.750 05/01/31 98
Celebration Pointe Community Development District Special Assessment (Þ) 90 4.000 05/01/22 90
Central Florida Expressway Authority Revenue Bonds (µ) 760 4.000 07/01/34 794
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 223
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 767
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 120
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 120
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 421
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 132
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 653
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 970
CFM Community Development District Special Assessment 295 2.400 05/01/26 278
CFM Community Development District Special Assessment 125 2.875 05/01/31 111
Chapel Crossings Community Development District Special Assessment 100 3.200 05/01/30 92
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 184
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 241
Citizens Property Insurance Corp. Revenue Bonds 7,385 5.000 06/01/22 7,406
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 234
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 246
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 257
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 274
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,373
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 925
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,458
City of Hollywood General Obligation Unlimited (µ) 1,320 5.000 07/01/32 1,494
City of Miami Beach Parking Revenue Bonds (µ) 395 5.000 09/01/32 424
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,874
City of North Port Special Assessment (µ)(ae) 1,135 5.000 07/01/26 1,172
City of Pompano Beach Revenue Bonds 600 1.450 01/01/27 541
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,104
City of Tallahassee Revenue Bonds 500 5.000 12/01/27 539
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 698
City of Tampa Revenue Bonds 720 5.000 07/01/32 804
City of Tampa Revenue Bonds 725 5.000 07/01/33 807
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,335
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,189
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,807

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 181
Cobblestone Community Development District Special Assessment 695 3.800 05/01/32 635
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 613
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 665
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 160
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 216
Corkscrew Farms Community Development District Special Assessment (Þ) 25 3.750 11/01/23 25
Corkscrew Farms Community Development District Special Assessment (Þ) 160 4.500 11/01/28 159
Country Greens Community Development District Special Assessment 130 2.500 05/01/22 130
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 105
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 102
County of Broward Airport System Revenue Bonds (ae) 145 5.000 10/01/37 147
County of Broward Port Facilities Revenue Bonds 1,005 5.000 09/01/37 1,129
County of Broward Port Facilities Revenue Bonds 1,050 5.000 09/01/38 1,177
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,556
County of Miami-Dade Aviation Revenue Bonds 600 4.000 10/01/34 610
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,618
County of Miami-Dade Aviation Revenue Bonds 3,000 4.000 10/01/36 3,019
County of Miami-Dade Aviation Revenue Bonds 4,500 4.000 10/01/37 4,525
County of Miami-Dade Aviation Revenue Bonds 2,100 4.000 10/01/39 2,104
County of Miami-Dade Aviation Revenue Bonds 2,000 4.000 10/01/40 2,001
County of Miami-Dade Revenue Bonds 3,000 5.000 10/01/28 3,043
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,344
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/34 1,333
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 783
County of Miami-Dade Water & Sewer System Revenue Bonds 1,145 4.000 10/01/37 1,177
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,299
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 434
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 380
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 271
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 476
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 647
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 566
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 849
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 660
Cypress Bluff Community Development District Special Assessment 800 3.625 05/01/40 690
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 373
Deer Run Community Development District Special Assessment 1,230 5.400 05/01/39 1,240
DG Farms Community Development District Special Assessment 150 2.750 05/01/25 145
Downtown Doral South Community Development District Special Assessment (Þ) 210 3.875 12/15/23 210
DW Bayview Community Development District Special Assessment (Þ) 50 2.375 05/01/26 47
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 52
Eagle Pointe Community Development District Special Assessment (Þ) 35 3.000 05/01/25 34
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 56
East Bonita Beach Road Community Development District Special Assessment (Þ) 45 3.875 11/01/23 45
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 342
East Nassau Stewardship District Special Assessment 190 2.400 05/01/26 179
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 214

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Eden Hills Community Development District Special Assessment 60 3.250 05/01/27 56
Edgewater East Community Development District Special Assessment 50 2.500 05/01/26 48
Edgewater East Community Development District Special Assessment 150 3.000 05/01/27 140
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 91
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 201
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 241
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,072
Enbrook Community Development District Special Assessment 200 2.500 05/01/25 194
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 329
Epperson North Community Development District Special Assessment 125 2.500 05/01/26 116
Epperson North Community Development District Special Assessment (Þ) 365 2.450 11/01/26 334
Epperson North Community Development District Special Assessment 190 3.000 05/01/31 164
Epperson North Community Development District Special Assessment (Þ) 300 3.100 11/01/31 260
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 398
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 464
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 391
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 303
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 412
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/36 593
Escambia County Health Facilities Authority Revenue Bonds 720 5.000 08/15/37 790
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 175
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 519
Esplanade Lake Club Community Development District Special Assessment 115 3.250 11/01/25 113
Esplanade Lake Club Community Development District Special Assessment 200 4.000 11/01/40 184
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 167
Florida Development Finance Corp. Revenue Bonds 100 3.000 06/01/22 100
Florida Development Finance Corp. Revenue Bonds 115 3.000 06/01/23 114
Florida Development Finance Corp. Revenue Bonds 110 4.000 06/01/25 110
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/26 38
Florida Development Finance Corp. Revenue Bonds (Þ) 610 1.750 06/01/26 568
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 99
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 38
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/28 39
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 34
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 99
Florida Development Finance Corp. Revenue Bonds 135 5.000 06/01/31 135
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 165
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 787
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 828
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 103
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/35 98
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,302
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 2,059
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,368
Florida Development Finance Corp. Revenue Bonds 795 5.000 02/01/37 860
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,868
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 886
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 128

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 231
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,139
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,615
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,814
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,042
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 788
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 149
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 5,169
Florida Municipal Power Agency Revenue Bonds 750 3.000 10/01/32 715
Florida Municipal Power Agency Revenue Bonds 700 3.000 10/01/33 668
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 208
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 202
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/22 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 50
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 108
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 111
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 110
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 880
Golden Lakes Community Development District Special Assessment (µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment (µ) 30 3.250 05/01/23 30
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 80
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 528
Gracewater Sarasota Community Development District Special Assessment (Þ) 470 2.400 05/01/26 442
Grand Oaks Community Development District Special Assessment (Þ) 180 2.625 11/01/26 166
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 723
Grove Resort Community Development District Special Assessment (Þ) 145 2.950 05/01/27 134
Harbor Bay Community Development District Special Assessment 885 3.300 05/01/29 853
Harmony West Community Development District Special Assessment (Þ) 195 4.125 05/01/24 196
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 427
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 630
Heritage Harbor North Community Development District Special Assessment 150 5.000 05/01/34 156
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 302
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 302
Hills Minneola Community Development District Special Assessment (Þ) 180 3.000 05/01/25 174
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 128
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,030
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/39 1,022
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,008
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 8,269
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 11,474
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 446
Hyde Park Community Development District No. 2 Special Assessment 425 3.250 05/01/27 398
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 343
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 85

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 156
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 120
Kingman Gate Community Development District Special Assessment (Þ) 200 2.500 06/15/26 190
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 227
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 368
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 377
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 384
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 395
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 402
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,440
Lakewood Ranch Stewardship District Special Assessment 100 2.500 05/01/25 97
Lakewood Ranch Stewardship District Special Assessment 655 2.125 05/01/26 597
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 507
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 498
Lakewood Ranch Stewardship District Special Assessment 310 3.125 05/01/30 286
Lakewood Ranch Stewardship District Special Assessment 100 3.200 05/01/30 93
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 219
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 362
Laurel Road Community Development District Special Assessment 330 2.600 05/01/26 311
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 844
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,465
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,025
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 300 3.800 05/01/27 294
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 539
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 110
Meadow Pointe IV Community Development District Special Assessment 105 2.750 05/01/22 105
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 110
Meadow View at Twin Creeks Community Development District Special Assessment 575 2.400 05/01/26 529
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 177
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 265
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,143
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 6,036
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/40 484
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 483
Miami Beach Health Facilities Authority Revenue Bonds 4,950 4.000 11/15/46 4,674
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ) 1,335 5.250 04/01/27 1,465
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 101
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 437
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 544
North Dade Community Development District Special Assessment 81 3.000 05/01/22 81
North Dade Community Development District Special Assessment 84 3.000 05/01/23 84
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 92
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 100
North Dade Community Development District Special Assessment 99 3.500 05/01/28 99
North Dade Community Development District Special Assessment 327 3.750 05/01/31 324
North Dade Community Development District Special Assessment 824 4.000 05/01/38 822

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,043
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 662
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 4,185
Oak Creek Community Development District Special Assessment 170 3.300 05/01/22 170
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 181
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,893
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 494
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 151
Palm Beach County Health Facilities Authority Revenue Bonds 900 3.000 06/01/27 859
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 98
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 606
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,029
Palm Coast Park Community Development District Special Assessment 220 2.400 05/01/26 201
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 777
Park East Community Development District Special Assessment (Þ) 470 2.400 11/01/26 430
Parker Road Community Development District Special Assessment 250 3.100 05/01/25 245
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 237
Parkview at Long Lake Ranch Community Development District Special Assessment 515 2.500 05/01/25 500
Parkway Center Community Development District Special Assessment Revenue Bonds 95 3.500 05/01/25 95
Parkway Center Community Development District Special Assessment Revenue Bonds 100 4.000 05/01/26 103
Parkway Center Community Development District Special Assessment Revenue Bonds 105 4.000 05/01/27 108
Parkway Center Community Development District Special Assessment Revenue Bonds 110 4.000 05/01/28 113
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 460 4.000 05/01/25 469
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 500 4.000 05/01/27 513
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 398
Pine Isle Community Development District Special Assessment (Þ) 300 2.375 12/15/26 280
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 89
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 188
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 299
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,576
Reedy Creek Improvement District General Obligation Limited (ae) 5,000 5.000 06/01/25 5,155
Reedy Creek Improvement District General Obligation Limited (ae) 4,870 5.000 06/01/26 5,021
Reunion East Community Development District Special Assessment 680 2.400 05/01/26 626
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 601
Reunion West Community Development District Special Assessment 125 2.600 05/01/27 117
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 383
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 362
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 364
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 379
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 386
River Glen Community Development District Special Assessment 151 2.500 05/01/29 136
River Glen Community Development District Special Assessment 159 2.500 05/01/31 137
River Glen Community Development District Special Assessment 750 3.000 05/01/31 652
River Glen Community Development District Special Assessment 509 3.000 05/01/34 449
River Glen Community Development District Special Assessment 750 3.000 05/01/36 613
River Glen Community Development District Special Assessment 686 3.000 05/01/38 576

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
River Landing Community Development District Special Assessment 850 4.125 05/01/40 778
Rivers Edge III Community Development District Special Assessment (Þ) 260 2.400 05/01/26 245
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 268
Rivington Community Development District Special Assessment 350 3.250 05/01/27 335
Rivington Community Development District Special Assessment 430 3.625 05/01/32 395
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 325
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 364
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 416
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 77
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 153
Sanctuary Cove Community Development District Special Assessment 135 2.125 05/01/26 123
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 160
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 311
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 673
Sandmine Road Community Development District Special Assessment (Þ) 300 2.300 11/01/26 274
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 119
Sarasota National Community Development District Special Assessment 1,500 3.500 05/01/31 1,427
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 111
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,046
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 286
Scenic Terrace South Community Development District Special Assessment (Þ) 75 3.750 05/01/27 73
School District of Broward County General Obligation Limited 855 5.000 07/01/38 976
School District of Broward County General Obligation Limited 885 5.000 07/01/39 1,007
School District of Broward County General Obligation Limited 590 5.000 07/01/40 670
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 557
Shingle Creek at Bronson Community Development District Special Assessment 250 2.500 06/15/26 233
Siena North Community Development District Special Assessment (Þ) 135 2.875 06/15/27 127
Silver Palms West Community Development District Special Assessment 415 2.600 06/15/27 389
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 201
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 215
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 598
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 620
Somerset Community Development District Special Assessment (Þ) 1,010 4.000 05/01/32 971
South Fork East Community Development District Special Assessment 147 3.000 05/01/23 147
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 98
South Fork East Community Development District Special Assessment 263 3.000 05/01/31 230
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 2,012
South Fork East Community Development District Special Assessment 600 3.000 05/01/38 484
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 209
South Village Community Development District Special Assessment 415 3.500 05/01/32 404
South Village Community Development District Special Assessment 230 3.750 05/01/38 225
Southern Groves Community Development District No. 5 Special Assessment 145 2.875 05/01/24 143
Southern Groves Community Development District No. 5 Special Assessment 210 2.400 05/01/26 193
Southern Groves Community Development District No. 5 Special Assessment 990 2.800 05/01/31 843
State of Florida Department of Transportation Revenue Bonds 2,500 3.000 07/01/32 2,404
State of Florida Department of Transportation Revenue Bonds 2,500 3.000 07/01/33 2,388
State of Florida General Obligation Unlimited 1,300 4.000 06/01/30 1,303
Stonegate Community Development District Special Assessment 190 3.000 05/01/22 190

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 190
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 194
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 202
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 206
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 210
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 217
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 220
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,156
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,274
Stonewater Community Development District Special Assessment (Þ) 275 2.250 11/01/26 258
Storey Drive Community Development District Special Assessment (Þ) 200 2.550 06/15/27 181
Summer Woods Community Development District Special Assessment (Þ) 195 2.500 05/01/26 180
Summerstone Community Development District Special Assessment (Þ) 290 2.200 05/01/26 266
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 359
Tampa Bay Water Revenue Bonds 1,890 4.000 10/01/28 1,970
Tampa-Hillsborough County Expressway Authority Revenue Bonds 825 5.000 07/01/47 899
Tern Bay Community Development District Special Assessment 1,000 3.125 06/15/27 956
Timber Creek Community Development District Special Assessment (Þ) 130 4.125 11/01/24 130
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 406
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 542
Timber Creek Southwest Community Development District Special Assessment 525 2.500 06/15/25 508
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 594
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 280
Tolomato Community Development District Special Assessment (µ) 725 3.000 05/01/23 729
Tolomato Community Development District Special Assessment 325 3.500 05/01/24 325
Tolomato Community Development District Special Assessment 1,750 2.625 05/01/27 1,597
Tolomato Community Development District Special Assessment 445 2.875 05/01/27 419
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,445
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,690
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,344
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,105
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 853
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 544
Tolomato Community Development District Special Assessment (µ) 400 4.000 05/01/40 410
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 607
Tradition Community Development District No. 9 Special Assessment 190 2.300 05/01/26 179
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 238
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 398
Tuckers Pointe Community Development District Special Assessment 50 3.000 05/01/27 47
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 89
Two Rivers North Community Development District Special Assessment (Þ) 130 4.625 05/01/27 130
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 628
Union Park East Community Development District Special Assessment (Þ) 220 2.400 05/01/26 207
University of Florida Department of Housing & Residence Education Housing System
Revenue Bonds 625 4.000 07/01/34 660
V-Dana Community Development District Special Assessment (Þ) 375 2.600 05/01/26 351
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 111
Veranda Community Development District II Special Assessment (Þ) 45 2.500 05/01/26 43
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 50

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 3 Community Development District Special Assessment (Þ) 100 2.375 05/01/26 93
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 105
Viera Stewardship District Special Assessment 250 2.300 05/01/26 235
Viera Stewardship District Special Assessment 460 2.800 05/01/31 409
Village Community Development District No. 12 Special Assessment (Þ) 1,445 3.800 05/01/28 1,437
Village Community Development District No. 13 Special Assessment 1,000 1.800 05/01/26 931
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 123
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 233
Villamar Community Development District Special Assessment (Þ) 370 3.500 11/01/32 337
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,377
Watergrass Community Development District II Special Assessment 265 4.000 05/01/23 265
Watergrass Community Development District II Special Assessment 295 2.000 05/01/26 268
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 785
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 865
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,304
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,063
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 751
Westside Haines City Community Development District Special Assessment 125 2.500 05/01/26 119
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 194
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.250 05/01/27 337
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.625 05/01/32 324
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 114
294,736
Georgia - 1.0%
Atlanta Urban Redevelopment Agency Revenue Bonds (Þ) 830 2.375 07/01/26 790
Atlanta Urban Redevelopment Agency Revenue Bonds (Þ) 840 2.875 07/01/31 763
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 890 1.550 08/01/43 888
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 514
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 285 2.250 10/01/32 283
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 3,875 3.000 11/01/45 3,896
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 500 2.925 11/01/48 498
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 1,855 1.550 12/01/49 1,851
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,421
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 08/01/26 232
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 345 4.000 11/01/23 349
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 300 4.000 11/01/24 304
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 375 4.000 11/01/25 379
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 390 4.000 11/01/26 393
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 635 4.000 09/01/27 652
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 405 4.000 11/01/27 406
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/29 1,526
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 5,133
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,750 4.000 04/01/48 2,795
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,600 4.000 08/01/49 2,664
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 510
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,642
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 2,001
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,976
Private Colleges & Universities Authority Revenue Bonds 465 5.000 10/01/28 510

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 387
Private Colleges & Universities Authority Revenue Bonds 1,815 5.000 09/01/37 2,030
Private Colleges & Universities Authority Revenue Bonds 1,000 4.000 04/01/40 1,022
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,035
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,168
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,493
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,323
42,834
Guam - 1.2%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 475
Guam Business Privilege Tax Revenue Bonds 1,025 5.000 01/01/29 1,086
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 956
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 825
Guam Business Privilege Tax Revenue Bonds 2,000 4.000 01/01/36 1,870
Guam Business Privilege Tax Revenue Bonds 325 4.000 01/01/42 296
Guam Department of Education Certificate of Participation 675 3.625 02/01/25 664
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 263
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 159
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 243
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 164
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,437
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,651
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 324
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 643
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 323
Guam Government Waterworks Authority Revenue Bonds 3,200 5.000 01/01/46 3,380
Guam Government Waterworks Authority Revenue Bonds 445 5.000 01/01/50 480
Guam Power Authority Revenue Bonds (µ) 2,190 5.000 10/01/24 2,221
Guam Power Authority Revenue Bonds 3,925 5.000 10/01/34 4,079
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,818
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,145
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,539
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,155
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 8,364
Territory of Guam Revenue Bonds 50 5.000 11/01/27 53
Territory of Guam Revenue Bonds 50 5.000 11/01/28 53
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,147
Territory of Guam Revenue Bonds 50 5.000 11/01/29 53
Territory of Guam Revenue Bonds 50 5.000 11/01/30 53
Territory of Guam Revenue Bonds 1,035 5.000 12/01/32 1,103
Territory of Guam Revenue Bonds 555 5.000 12/01/35 590
Territory of Guam Revenue Bonds 980 5.000 12/01/36 1,041
52,653
Hawaii - 0.5%
City & County of Honolulu General Obligation Unlimited 2,645 5.000 03/01/29 3,013
City & County of Honolulu General Obligation Unlimited 6,355 5.000 03/01/30 7,319
City & County of Honolulu Wastewater System Revenue Bonds 130 5.000 07/01/22 131
City & County of Honolulu Wastewater System Revenue Bonds 1,750 4.000 07/01/42 1,818
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 283

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 245
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 357
State of Hawaii Airports System Revenue Bonds 5,000 5.000 07/01/34 5,577
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,286
20,029
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,445
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,241
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,186
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,551
Idaho Health Facilities Authority Revenue Bonds 1,245 4.000 09/01/40 1,262
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,714
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,015
Idaho Housing & Finance Association Revenue Bonds 600 5.000 07/15/34 682
Idaho Housing & Finance Association Revenue Bonds 875 5.000 07/15/35 993
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 517
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 656
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,270
Idaho State Building Authority Revenue Bonds 405 5.000 09/01/23 414
16,946
Illinois - 13.3%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 466
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,115
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/26 218
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 677
Champaign Community Unit School District No.4 General Obligation Unlimited 50 Zero coupon 01/01/26 45
Champaign Community Unit School District No.4 General Obligation Unlimited 25 Zero coupon 01/01/27 21
Champaign Community Unit School District No.4 General Obligation Unlimited 35 Zero coupon 01/01/28 29
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 34
Champaign Community Unit School District No.4 General Obligation Unlimited 25 5.000 01/01/30 28
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 124
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 292
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 140
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 174
Chicago Board of Education General Obligation Unlimited 335 5.000 12/01/22 341
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,835
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 723
Chicago Board of Education General Obligation Unlimited (µ) 810 5.000 12/01/26 880
Chicago Board of Education General Obligation Unlimited (µ) 17,825 5.000 12/01/27 19,747
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,495
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 3,049
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,585
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,866
Chicago Board of Education General Obligation Unlimited (µ) 8,370 5.000 12/01/32 9,152
Chicago Board of Education General Obligation Unlimited 1,165 5.000 12/01/33 1,227
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/34 1,051
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,094
Chicago Board of Education General Obligation Unlimited 1,040 5.000 12/01/36 1,091
Chicago Board of Education General Obligation Unlimited 450 5.000 12/01/37 472

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 1,150 5.000 12/01/40 1,199
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,822
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,743
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/30 1,603
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,897
Chicago Board of Education Revenue Bonds 325 5.000 04/01/34 343
Chicago Board of Education Revenue Bonds 250 5.000 04/01/35 263
Chicago Board of Education Revenue Bonds 225 5.000 04/01/36 236
Chicago Board of Education Revenue Bonds 310 5.000 04/01/37 325
Chicago Board of Education Revenue Bonds 1,250 4.000 12/01/47 1,091
Chicago Board of Education Revenue Bonds 9,000 5.000 12/01/47 9,290
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 973
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,579
Chicago O'Hare International Airport Revenue Bonds 3,200 5.000 01/01/28 3,251
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,013
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 4,537
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,430
Chicago O'Hare International Airport Revenue Bonds 1,850 5.000 01/01/34 1,970
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,598
Chicago O'Hare International Airport Revenue Bonds 7,515 4.000 01/01/37 7,554
Chicago O'Hare International Airport Revenue Bonds 3,000 4.000 01/01/38 3,011
Chicago O'Hare International Airport Revenue Bonds 1,825 4.000 01/01/44 1,798
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,064
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,843
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,168
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 597
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 707
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 605
Chicago Park District General Obligation Unlimited 1,000 4.000 01/01/38 1,004
Chicago Park District General Obligation Unlimited 14,300 5.000 01/01/44 15,527
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,657
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,925 5.000 01/01/27 3,170
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,650 5.000 01/01/28 5,098
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,695 5.000 01/01/29 4,089
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,805 5.000 01/01/30 8,715
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/32 21,400
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,590 5.000 01/01/35 7,143
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 707
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 700 5.000 01/01/38 757
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 425 5.000 06/01/27 463
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 615 5.000 06/01/28 678
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 222
City of Belleville Sales Tax Revenue Tax Allocation 100 3.250 07/01/29 90
City of Chicago General Obligation Unlimited 615 5.000 01/01/27 653
City of Chicago General Obligation Unlimited 1,800 5.000 01/01/28 1,917
City of Chicago General Obligation Unlimited 925 5.250 01/01/28 972
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,353
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 729

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 934
City of Chicago General Obligation Unlimited 400 5.250 01/01/30 413
City of Chicago General Obligation Unlimited 60 5.000 01/01/31 64
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,752
City of Chicago General Obligation Unlimited 5,000 5.000 01/01/33 5,340
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/34 2,130
City of Chicago General Obligation Unlimited 1,300 4.000 01/01/35 1,230
City of Chicago General Obligation Unlimited 1,400 5.000 01/01/36 1,440
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,863
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 584
City of Chicago Motor Fuel Tax Revenue Bonds 725 5.000 01/01/29 756
City of Chicago Special Assessment Revenue Bonds 325 3.200 12/01/29 299
City of Chicago Special Assessment Revenue Bonds 350 3.290 12/01/30 320
City of Chicago Special Assessment Revenue Bonds 375 3.380 12/01/31 340
City of Chicago Special Assessment Revenue Bonds 300 3.450 12/01/32 271
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 521
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 928
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,129
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,721
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,294
City of Chicago Wastewater Transmission Revenue Bonds 575 5.000 01/01/44 591
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,653
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 332
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,044
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 2,909
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,048
City of Galesburg Revenue Bonds 300 5.000 10/01/30 326
City of Galesburg Revenue Bonds 560 4.000 10/01/36 556
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,661
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,310
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,429
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 643
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 708
City of Mount Vernon General Obligation Unlimited (µ) 735 4.000 12/15/38 758
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 818
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 134
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 222
City of Springfield Electric Revenue Bonds 1,280 5.000 03/01/32 1,353
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 329
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 339
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 287
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,542
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 607
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 650
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,848
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 481
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,137
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,247

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,313
County of Cook Sales Tax Revenue Bonds 75 5.000 11/15/29 85
County of Cook Sales Tax Revenue Bonds 265 5.000 11/15/31 302
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 340
County of Cook Sales Tax Revenue Bonds 135 5.000 11/15/36 151
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,403
County of Cook Sales Tax Revenue Bonds 185 5.000 11/15/37 206
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 301
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 869
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 472
County of DuPage General Obligation Limited 600 5.000 01/01/28 652
County of Sangamon General Obligation Limited (µ) 525 4.000 12/15/30 555
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 472
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 498
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,037
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 563
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 524
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 534
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 302
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 467
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 1,150 5.000 02/15/27 991
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 485
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 151
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,081
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 294
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 264
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,317
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 414
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 561
Illinois Finance Authority Revenue Bonds (~)(Ê) 915 0.240 10/01/29 915
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 485
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 248
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 332
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 430
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 262
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 172
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 260
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 334
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 817
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 322
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 522
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 415
Illinois Finance Authority Revenue Bonds 2,310 5.000 08/15/34 2,574
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 835
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 735
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 221
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,791
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,047

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 7,189
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,042
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,068
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 99
Illinois Finance Authority Revenue Bonds 1,965 5.000 10/01/41 2,127
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 93
Illinois Finance Authority Revenue Bonds 125 5.000 09/01/46 132
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,215
Illinois General Obligation Unlimited (µ) 350 4.000 06/01/41 346
Illinois Sports Facilities Authority (The) Revenue Bonds 750 5.000 06/15/30 791
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,036
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 504
Illinois State Toll Highway Authority Revenue Bonds 400 5.000 01/01/25 424
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,368
Illinois State University Revenue Bonds (µ) 725 5.000 04/01/23 744
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 376
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 530
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin General
Obligation Unlimited 950 4.000 12/15/34 1,014
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin General
Obligation Unlimited 2,670 4.000 12/15/35 2,841
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,342
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,242
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,235
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington
General Obligation Unlimited 3,750 1.500 12/01/23 3,655
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington
General Obligation Unlimited 2,255 5.000 12/01/29 2,596
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 260 4.000 12/01/30 277
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 320 4.000 12/01/31 339
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 385 4.000 12/01/32 401
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 635 4.000 12/01/35 659
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 3,260 4.000 12/01/37 3,367
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 851
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 902
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 521
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 750 4.000 12/01/44 768
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,040
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,733
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 370 4.000 05/01/27 389
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 235
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,040
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited (µ) 850 5.000 01/01/33 899
Metropolitan Pier & Exposition Authority Revenue Bonds 1,125 3.000 06/15/24 1,125
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 382

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 8,565 5.000 12/15/28 8,599
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,388
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 589
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 634
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 528
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 341
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 930
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,003
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 946
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 363
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 366
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,164
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 509
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 514
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,504
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,127
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,925 4.000 04/01/28 2,056
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,255 4.000 04/01/29 1,337
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,585 4.000 04/01/30 1,683
Railsplitter Tabacco Settlement Authority Revenue Bonds 1,000 5.000 06/01/22 1,003
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,263
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 758
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 711
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 765
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,436
Sales Tax Securitization Corp. Revenue Bonds 4,000 5.000 01/01/29 4,469
Sales Tax Securitization Corp. Revenue Bonds 1,450 5.000 01/01/33 1,575
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,250
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,317
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,382
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,571
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 550 5.000 12/01/34 620
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 1,033
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 130
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 52
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 57
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 52
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 62
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,558
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 899
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 211
Southern Illinois University Revenue Bonds (µ) 525 4.000 04/01/30 553
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 270
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 337
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 311
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 515
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,499

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,121
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,078
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 942
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,241
State of Illinois General Obligation Unlimited 200 5.000 05/01/22 200
State of Illinois General Obligation Unlimited 225 5.000 07/01/22 226
State of Illinois General Obligation Unlimited (µ) 2,750 5.000 08/01/22 2,772
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 130
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 415
State of Illinois General Obligation Unlimited 9,295 5.000 11/01/24 9,738
State of Illinois General Obligation Unlimited 240 4.000 01/01/25 240
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,684
State of Illinois General Obligation Unlimited 2,290 5.000 08/01/25 2,311
State of Illinois General Obligation Unlimited 3,250 5.000 11/01/25 3,447
State of Illinois General Obligation Unlimited 8,500 5.000 12/01/25 9,025
State of Illinois General Obligation Unlimited 15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 113
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,480
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 129
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 3,849
State of Illinois General Obligation Unlimited 1,810 5.000 02/01/28 1,935
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,117
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,359
State of Illinois General Obligation Unlimited 8,320 5.000 11/01/28 8,935
State of Illinois General Obligation Unlimited 3,750 5.000 10/01/29 4,053
State of Illinois General Obligation Unlimited 150 5.000 11/01/29 160
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,584
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,237
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 257
State of Illinois General Obligation Unlimited 50 5.000 03/01/31 50
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 2,053
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 119
State of Illinois General Obligation Unlimited 1,200 5.000 05/01/38 1,252
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 947
State of Illinois General Obligation Unlimited 5,000 4.000 10/01/40 4,710
State of Illinois General Obligation Unlimited 945 5.000 05/01/42 981
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 746
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 953
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 529
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,088
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 3,137
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,734
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,319
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,495
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,216
Village of Bellwood General Obligation Unlimited 400 5.875 12/01/27 410
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,199
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 610

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 427
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 528
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 683
Village of Mundelein General Obligation Unlimited (µ) 845 4.000 12/15/39 873
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 672
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 682
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,563
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,662
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,137
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,213
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 770
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 583
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,652
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 667
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,040
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,558
571,665
Indiana - 0.5%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,506
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,341
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,300
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,034
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,106
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 25
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 896
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 359
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 551
Indiana Finance Authority Revenue Bonds 620 4.000 10/01/35 649
Indiana Finance Authority Revenue Bonds (µ) 930 5.000 10/01/35 1,077
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,146
Indiana Finance Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,075 1.010 11/01/39 1,077
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 386
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,079
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,190
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,129
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,238
Muncie Sanitary District Revenue Bonds (µ) 525 5.000 07/01/29 591
Muncie Sanitary District Revenue Bonds (µ) 600 5.000 01/01/30 679
Town of Upland Revenue Bonds 175 4.000 09/01/31 181
20,581
Iowa - 0.9%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,336
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 271
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 885
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,145
City of Coralville Certificate of Participation 385 4.000 06/01/27 386

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Certificate of Participation 840 4.000 06/01/31 827
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 785
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,490
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,407
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,751
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 846
City of Coralville Revenue Bonds 215 4.000 05/01/23 215
City of Coralville Revenue Bonds 555 4.000 05/01/25 556
City of Coralville Revenue Bonds 600 4.000 05/01/27 601
City of Coralville Revenue Bonds 465 4.000 05/01/28 466
City of Coralville Revenue Bonds 975 4.000 05/01/29 976
City of Coralville Revenue Bonds 875 4.000 05/01/30 876
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 449
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 549
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 614
Dubuque Community School District Revenue Bonds (µ) 500 3.000 07/01/38 451
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,126
Iowa Finance Authority Revenue Bonds (~)(Ê) 900 4.000 12/01/32 896
Iowa Finance Authority Revenue Bonds 4,500 5.000 08/01/34 5,184
Iowa Finance Authority Revenue Bonds 3,845 4.000 07/01/47 3,929
Iowa Finance Authority Revenue Bonds 645 4.000 07/01/48 656
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 381
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 398
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 141
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 321
Tobacco Settlement Financing Corp. Revenue Bonds 600 4.000 06/01/49 569
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,244
38,727
Kansas - 0.3%
City of Manhattan Revenue Bonds 415 4.000 06/01/25 420
City of Manhattan Revenue Bonds 330 4.000 06/01/27 331
City of Manhattan Revenue Bonds 625 4.000 06/01/36 589
City of Prairie Village Tax Allocation 405 2.875 04/01/30 346
City of Prairie Village Tax Allocation 500 3.125 04/01/36 395
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ) 85 5.000 09/01/27 95
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ) 565 5.000 09/01/35 626
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,206
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,083
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,079
Seward County Unified School District No. 480 Liberal General Obligation Unlimited
(ae) 1,000 5.000 09/01/25 1,081
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,829
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,545
Wyandotte County City Unified Government Revenue Bonds 1,700 4.500 06/01/40 1,535
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited 750 4.125 09/01/26 794
14,954
Kentucky - 0.8%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Campbell Kenton & Boone Counties Sanitation District No. 1 Revenue Bonds 2,240 4.000 08/01/30 2,396
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 2,825
Kentucky Economic Development Finance Authority Revenue Bonds 835 5.000 07/01/28 880
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,821
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/35 158
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/36 158
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,047
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 3,044
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,211
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 04/01/24 1,014
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,125 4.000 12/01/49 8,241
Kentucky State University Certificate of Participation (µ) 180 5.000 11/01/30 207
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 138
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 143
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 164
Kentucky State University Certificate of Participation (µ) 445 4.000 11/01/41 463
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 848
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,797
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,306
Louisville/Jefferson County Metropolitan Government Revenue Bonds 3,000 4.000 10/01/34 3,031
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,348
36,240
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,544
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 286
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 299
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 335
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 302
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 487
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 520
City of New Orleans Sewerage Service Revenue Bonds (µ) 35 4.000 06/01/35 37
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,074
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 45 4.000 06/01/39 47
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/40 42
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 194
City of Shreveport General Obligation Unlimited (µ) 2,000 5.000 08/01/28 2,205
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,134
City of Shreveport Water & Sewer Revenue Bonds (µ) 3,955 5.000 12/01/32 4,271
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,075
City of Youngsville Revenue Bonds (µ) 250 4.000 05/01/39 260
City of Youngsville Revenue Bonds (µ) 250 4.000 05/01/41 261
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 8,315 0.180 08/01/35 8,315
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 9,480 0.180 12/01/40 9,480
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,029
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 2,000 4.000 02/01/39 2,049
Jefferson Sales Tax District Revenue Bonds (µ) 3,685 5.000 12/01/29 4,215

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 2,058
Juban Trails Community Development District Special Assessment 100 3.375 06/01/27 93
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 260
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 755
Louisiana Housing Corp. Revenue Bonds 1,050 4.500 12/01/47 1,082
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 100 3.000 10/01/22 101
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 235 3.000 10/01/23 237
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 110 4.000 10/01/24 114
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/25 156
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/26 157
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,811
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 3,172
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 523
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,994
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,077
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,550 0.240 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,701
Louisiana Public Facilities Authority Revenue Bonds 75 5.000 10/01/32 82
Louisiana Public Facilities Authority Revenue Bonds 90 5.000 10/01/34 98
Louisiana Public Facilities Authority Revenue Bonds 115 5.000 10/01/35 125
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 935
Louisiana Public Facilities Authority Revenue Bonds 1,110 4.000 10/01/37 1,100
Louisiana Public Facilities Authority Revenue Bonds 300 4.000 10/01/38 296
Louisiana Public Facilities Authority Revenue Bonds 1,100 4.000 10/01/40 1,077
Louisiana Public Facilities Authority Revenue Bonds 1,075 4.000 10/01/41 1,049
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 100
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/49 100
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,740 2.000 06/01/37 1,720
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,368
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,064
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 699
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 555 0.696 05/01/26 553
State of Louisiana General Obligation Unlimited (ae) 2,760 5.000 08/01/22 2,784
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,372
77,950
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 5.000 07/01/34 283
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 256
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 972
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 533
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 515
Maine Turnpike Authority Revenue Bonds 2,000 5.000 07/01/28 2,256
Maine Turnpike Authority Revenue Bonds 1,660 5.000 07/01/29 1,892

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,615
Maine Turnpike Authority Revenue Bonds 3,225 5.000 07/01/42 3,244
11,566
Maryland - 1.6%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 90
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 74
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 89
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 157
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 162
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 198
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 229
Baltimore Research Park Project Revenue Bonds 395 4.000 01/01/39 410
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 363
City of Baltimore Revenue Bonds 1,460 4.000 07/01/36 1,505
City of Baltimore Revenue Bonds 2,030 4.000 07/01/37 2,084
City of Baltimore Revenue Bonds 605 4.000 07/01/39 617
County of Baltimore General Obligation Unlimited 2,000 4.000 03/01/33 2,096
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 570
County of Frederick Special Tax 750 4.000 07/01/35 777
County of Frederick Special Tax 860 4.000 07/01/36 887
County of Frederick Special Tax 500 4.000 07/01/38 512
County of Frederick Special Tax 500 4.000 07/01/39 510
County of Frederick Special Tax 500 4.000 07/01/40 509
County of Frederick Tax Allocation 890 3.250 07/01/29 851
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,622
County of Monmouth General Obligation Unlimited 6,655 5.000 08/01/30 7,780
Maryland Community Development Administration Revenue Bonds 3,200 4.500 09/01/48 3,290
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,631
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 13,350 0.230 04/01/35 13,350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,289
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,117
Prince George County General Obligation Limited 480 4.000 09/01/32 490
Prince George County General Obligation Limited 185 4.000 09/01/33 189
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,237
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 5,991
State of Maryland General Obligation Unlimited 6,600 5.000 03/15/32 7,613
Town of Chestertown Revenue Bonds 1,000 5.000 03/01/28 1,091
Town of Chestertown Revenue Bonds 1,340 5.000 03/01/29 1,467
66,847
Massachusetts - 0.8%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,165
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,186
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,081
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month LIBOR
+ 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,254
Massachusetts Bay Transportation Authority Revenue Bonds 4,450 5.000 06/01/35 4,931
Massachusetts Bay Transportation Authority Revenue Bonds 5,000 5.000 06/01/36 5,536
Massachusetts Clean Water Trust (The) Revenue Bonds (~)(Ê) 5,000 3.900 08/01/23 5,101
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 993

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds (Þ) 215 4.000 11/15/23 218
Massachusetts Development Finance Agency Revenue Bonds (Þ) 300 5.000 11/15/28 326
Massachusetts Development Finance Agency Revenue Bonds 1,250 5.000 07/15/30 1,366
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,793
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 190
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 433
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 471
Massachusetts Housing Finance Agency Revenue Bonds 1,285 4.000 12/01/48 1,308
33,352
Michigan - 3.2%
Allendale Public School District General Obligation Unlimited 2,600 5.000 05/01/22 2,600
Allendale Public School District General Obligation Unlimited 2,725 5.000 05/01/23 2,802
Benzie County Central Schools Revenue Bonds (µ) 225 4.000 05/01/25 234
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,569
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 806
City of Detroit General Obligation Unlimited 880 5.000 04/01/23 897
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 243
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 37
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 42
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 85
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 91
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 65
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 280
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 144
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 519
City of Detroit General Obligation Unlimited 190 5.000 04/01/34 201
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 364
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 385
City of Detroit General Obligation Unlimited 275 5.000 04/01/36 290
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 316
City of Detroit General Obligation Unlimited 250 5.000 04/01/38 263
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735 07/01/32 2,250
City of Detroit Sewage Disposal System Revenue Bonds (ae) 3,500 5.000 07/01/32 3,521
City of Greenville Revenue Bonds (µ) 265 4.000 06/01/27 279
City of Saginaw Water Supply System Revenue Bonds (µ) 355 4.000 07/01/34 372
City of Saginaw Water Supply System Revenue Bonds (µ) 185 4.000 07/01/35 194
City of Saginaw Water Supply System Revenue Bonds (µ) 190 4.000 07/01/36 199
City of Taylor General Obligation Limited (µ) 485 4.000 03/01/30 516
City of Taylor General Obligation Limited (µ) 375 4.000 03/01/31 399
City of Taylor General Obligation Limited (µ) 570 4.000 03/01/34 595
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 418
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 732
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,865
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 1,001
Eastern Michigan University Revenue Bonds (µ) 740 5.000 03/01/30 811
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,188
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,091
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,624

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,124
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,078
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 160
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 395
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 142
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 111
Grand Traverse County Hospital Finance Authority Revenue Bonds 325 5.000 07/01/29 359
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,080
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 7,830
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 121
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 1,034
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,203
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,573
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,062
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 527
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/26 11
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,518
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 946
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,106
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,548
Leland Public Schools General Obligation Unlimited (µ) 1,180 4.000 05/01/43 1,203
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 778
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 672
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,132
Michigan Finance Authority Revenue Bonds 2,500 5.250 02/01/27 2,601
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,017
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,790
Michigan Finance Authority Revenue Bonds 1,660 5.000 12/01/28 1,827
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,474
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,449
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,168
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,677
Michigan Finance Authority Revenue Bonds 565 1.250 06/01/30 520
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,042
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 286
Michigan Finance Authority Revenue Bonds 1,215 5.000 05/15/34 1,291
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,014
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,686
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 529
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,511
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 592
Michigan Finance Authority Revenue Bonds 3,000 5.000 12/01/41 3,253
Michigan Finance Authority Revenue Bonds 1,500 5.000 06/01/49 1,558
Michigan Mathematics & Science Initiative Revenue Bonds 430 4.000 01/01/31 418
Michigan State Hospital Finance Authority Revenue Bonds 2,125 5.000 12/01/26 2,323
Michigan State Housing Development Authority Revenue Bonds 3,525 4.250 06/01/49 3,613
Michigan State Housing Development Authority Revenue Bonds 5,430 4.250 12/01/49 5,566
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,417

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,540
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,591
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/28 1,059
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/31 1,056
Summit Academy North Revenue Bonds 545 2.250 11/01/26 498
Summit Academy North Revenue Bonds 780 4.000 11/01/31 747
Van Buren Public Schools General Obligation Unlimited (µ) 1,085 4.000 11/01/36 1,125
Van Buren Public Schools General Obligation Unlimited (µ) 1,925 4.000 11/01/37 2,001
Van Buren Public Schools General Obligation Unlimited (µ) 2,000 4.000 11/01/38 2,077
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 668
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 336
Wayne County Airport Authority Revenue Bonds 2,000 5.000 12/01/38 2,233
Wayne County Airport Authority Revenue Bonds 5,995 5.000 12/01/39 6,407
Wayne County Airport Authority Revenue Bonds 1,505 5.000 12/01/40 1,675
Wayne County Airport Authority Revenue Bonds 1,125 5.000 12/01/41 1,250
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,450
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 695
136,031
Minnesota - 0.6%
Blooming Prairie Independent School District No. 756 General Obligation Unlimited 310 4.000 02/01/31 330
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,323
City of Independence Revenue Bonds 175 4.000 07/01/31 167
City of Minneapolis Revenue Bonds 1,125 4.000 11/15/36 1,150
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,653
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 2,743
City of St. Cloud Revenue Bonds 650 5.000 05/01/48 699
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 239
City of Woodbury Revenue Bonds 60 3.000 12/01/30 55
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 522
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 643
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 497
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 428
Minneapolis Special School District No. 1 General Obligation Unlimited 1,000 5.000 02/01/28 1,129
Minneapolis Special School District No. 1 General Obligation Unlimited 1,000 4.000 02/01/39 1,055
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 26
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 31
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 36
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,114
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 41
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 640
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Port Authority of the City of St. Paul Revenue Bonds 400 4.000 10/01/28 417
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 231
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 507
State of Minnesota General Obligation Unlimited 5,500 5.000 08/01/35 5,904
State of Minnesota General Obligation Unlimited 2,700 4.000 09/01/35 2,871
25,501
Mississippi - 1.2%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Jackson Special Assessment 705 5.000 03/01/27 780
City of Jackson Special Assessment 570 5.000 03/01/28 640
City of Jackson Special Assessment 615 5.000 03/01/29 700
City of Jackson Special Assessment 390 5.000 03/01/30 448
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/27 1,451
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 18,065 0.180 12/01/30 18,065
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 15,700 0.180 11/01/35 15,700
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 106
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 107
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,049
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 108
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 136
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 191
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 225
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,064
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 706
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,577
Mississippi Home Corp. Revenue Bonds 665 4.000 12/01/44 677
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,102
State of Mississippi General Obligation Unlimited 1,450 4.000 10/01/39 1,485
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 475
50,792
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,060
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 146
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 95
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 109
City of Springfield Board of Public Utilities Revenue Bonds 2,275 3.250 08/01/27 2,305
County of Boone Missouri Revenue Bonds 2,760 5.000 08/01/30 2,925
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,706
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 602
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 250 4.000 10/01/35 257
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 50
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 980
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 50
Kansas City Revenue Bonds 1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds 1,000 5.000 09/01/28 1,003
Kansas City Revenue Bonds 1,000 5.000 09/01/29 1,003
Maryland Heights Industrial Development Authority Revenue Bonds 870 4.375 03/15/30 796
Metropolitan St. Louis Sewer District Revenue Bonds 200 5.000 05/01/30 232
Metropolitan St. Louis Sewer District Revenue Bonds 235 5.000 05/01/32 276
Missouri Southern State University Revenue Bonds 125 3.000 10/01/26 116
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 114
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,800 1.200 02/15/33 1,800
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 100
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 125
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,318
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 114
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,518

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 341
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/22 25
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/40 1,117
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 700 5.000 10/01/45 772
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 314
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 266
Washington Industrial Development Authority Revenue Bonds 275 2.500 11/01/29 245
25,142
Montana - 0.2%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 520
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 437
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,242
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,644
Fergus County School District No. 1 General Obligation Unlimited (µ) 240 4.000 07/01/36 254
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 696
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 448
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,092
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,458
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,620
9,411
Nebraska - 0.3%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,081
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,070
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,682
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,189
Central Plains Energy Project Revenue Bonds 1,565 5.000 09/01/32 1,580
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 1,900 4.000 12/01/49 1,941
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 757
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 243
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 776
Southeast Community College Area Revenue Bonds (µ) 250 4.000 03/15/34 259
Southeast Community College Area Revenue Bonds (µ) 400 4.000 03/15/42 406
12,984
Nevada - 1.3%
City of Las Vegas Special Improvement District No. 816 Special Assessment 160 2.000 06/01/22 160
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 85
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 418
City of North Las Vegas General Obligation Limited (µ) 605 5.000 06/01/27 672
City of North Las Vegas General Obligation Limited (µ) 630 5.000 06/01/28 708
City of North Las Vegas General Obligation Limited (µ) 665 4.000 06/01/29 712
City of North Las Vegas General Obligation Limited (µ) 690 4.000 06/01/30 740
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,764
City of North Las Vegas General Obligation Limited (µ) 1,500 4.000 06/01/36 1,536
City of Reno General Obligation Limited 1,000 5.000 06/01/22 1,003
City of Sparks Tourism Improvement District 1 Revenue Bonds (Þ) 1,390 2.500 06/15/24 1,365
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,845
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/27 132

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/28 134
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/29 135
Clark County School District General Obligation Limited (µ) 1,360 5.000 06/15/30 1,531
Clark County School District General Obligation Limited (µ) 5,360 5.000 06/15/31 6,011
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 119
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 113
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 130
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/35 135
County of Clark Department of Aviation Revenue Bonds 11,000 5.000 07/01/26 11,947
County of Clark General Obligation Limited 2,000 5.000 05/01/48 2,169
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 99
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 143
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 298
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 159
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,421
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 105
Las Vegas Convention & Visitors Authority Revenue Bonds 1,450 5.000 07/01/37 1,597
Las Vegas Convention & Visitors Authority Revenue Bonds 6,115 5.000 07/01/43 6,685
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,132
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,105
Las Vegas Valley Water District General Obligation Limited 4,500 4.000 06/01/35 4,761
Nevada Department of Business & Industry Revenue Bonds (Þ) 85 3.125 07/15/22 85
Nevada Department of Business & Industry Revenue Bonds (Þ) 340 5.000 07/15/27 357
Nevada Department of Business & Industry Revenue Bonds (Þ) 585 4.500 12/15/29 596
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 207
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,736
56,050
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 841
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 742
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,506
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/32 1,948
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 765 5.000 08/01/33 861
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,565
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 910
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 948
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,904
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 1,004
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,685
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 1,048
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 985 5.000 08/01/38 1,102
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/39 1,156
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,090 5.000 08/01/40 1,216
New Hampshire Municipal Bond Bank Revenue Bonds 5,440 5.000 08/15/26 5,974
25,410
New Jersey - 3.6%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 531
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 486
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 824

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Atlantic County Improvement Authority Revenue Bonds (µ) 500 4.000 07/01/39 513
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 336
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 357
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 378
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 405
Camden County Improvement Authority Revenue Bonds 2,000 5.000 02/15/28 2,081
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,647
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 2,048
City of Newark General Obligation Unlimited (µ) 1,450 5.000 10/01/27 1,596
City of Trenton General Obligation Unlimited (µ) 1,510 5.000 07/15/23 1,559
Clifton Board of Education Unlimited (µ) 895 2.125 08/15/44 606
County of Cape May General Obligation Unlimited 2,235 4.000 10/01/26 2,373
County of Monmouth General Obligation Unlimited 710 5.000 01/15/26 773
County of Monmouth General Obligation Unlimited 330 5.000 01/15/27 366
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 71
Essex County Improvement Authority Revenue Bonds (µ) 305 4.000 08/01/38 308
Essex County Improvement Authority Revenue Bonds (µ) 320 4.000 08/01/39 322
Essex County Improvement Authority Revenue Bonds (µ) 330 4.000 08/01/40 332
Essex County Improvement Authority Revenue Bonds (µ) 345 4.000 08/01/41 346
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 522
Jersey City General Obligation Unlimited 450 5.000 11/01/31 499
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 625
New Jersey Economic Development Authority Revenue Bonds 2,000 4.000 07/01/22 2,008
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 742
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 561
New Jersey Economic Development Authority Revenue Bonds 900 5.500 12/15/26 1,016
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 815
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,983
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,187
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,812
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 342
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 734
New Jersey Economic Development Authority Revenue Bonds 875 5.000 07/01/33 933
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,311
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,067
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 972
New Jersey Educational Facilities Authority Revenue Bonds (µ) 450 5.000 07/01/32 482
New Jersey Educational Facilities Authority Revenue Bonds (µ) 3,085 5.000 07/01/33 3,376
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 616
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 730
New Jersey General Obligation Unlimited 3,000 4.000 06/01/31 3,133
New Jersey General Obligation Unlimited 2,425 4.000 06/01/32 2,528
New Jersey General Obligation Unlimited 7,500 5.000 06/01/40 8,155
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 1,000 5.000 07/01/27 1,062
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,175 5.000 07/01/28 1,281
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,305 5.000 07/01/29 2,533
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 328
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,078

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,016
New Jersey Health Care Facilities Financing Authority Revenue Bonds 175 5.000 07/01/41 188
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,610 5.000 07/01/43 1,681
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 145
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 177
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 342
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 252
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 3,135 4.750 10/01/50 3,263
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,825 2.493 12/15/26 1,546
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,506
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 837
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 784
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 5,935
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,840 2.851 12/15/31 1,260
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 803
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,021
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,384
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 2,810
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 845
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,030 5.591 12/15/35 2,768
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 7,761
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,067
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 11,660
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 687
New Jersey Turnpike Authority Revenue Bonds 900 5.000 01/01/23 919
New Jersey Turnpike Authority Revenue Bonds 3,155 5.000 01/01/24 3,223
New Jersey Turnpike Authority Revenue Bonds (ae) 2,330 5.000 01/01/27 2,344
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 3,627
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,170
New Jersey Turnpike Authority Revenue Bonds 6,000 4.000 01/01/42 6,047
Newark Board of Education General Obligation Unlimited 420 5.000 07/15/24 441
Newark Board of Education General Obligation Unlimited (µ) 1,425 5.000 07/15/32 1,630
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 1,028
Passaic Valley Sewerage Commission Revenue Bonds (µ) 1,500 3.000 12/01/32 1,408
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,052
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 553
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 226
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,283
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,135
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 4,016
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,390
Tobacco Settlement Financing Corp. Revenue Bonds 1,570 3.200 06/01/27 1,570
Tobacco Settlement Financing Corp. Revenue Bonds 1,495 5.000 06/01/27 1,610
155,099
New Mexico - 0.1%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,061
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 797
New Mexico Mortgage Finance Authority Revenue Bonds 1,925 4.250 07/01/49 1,974
3,832

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York - 9.4%
Albany Capital Resource Corp. Revenue Bonds 1,255 4.000 06/01/29 1,234
Brooklyn Arena Local Development Corp. Revenue Bonds 525 1.625 11/01/25 495
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/31 192
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/33 192
Buffalo Sewer Authority Revenue Bonds (µ) 240 4.000 06/15/35 250
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 543
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/30 98
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 759
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 97
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 648
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 539
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,061
City of Buffalo General Obligation Limited (µ) 5,045 5.000 04/01/32 6,018
City of New York General Obligation Unlimited 2,445 5.000 08/01/22 2,467
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,649
City of New York General Obligation Unlimited 500 4.000 12/01/40 501
City of Syracuse General Obligation Limited (µ) 750 4.000 05/15/32 789
City of Syracuse General Obligation Limited (µ) 785 4.000 05/15/33 824
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,341
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,506
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,327
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,046
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,225
City of Yonkers General Obligation Unlimited 525 5.000 09/01/22 529
City of Yonkers General Obligation Unlimited (µ) 750 5.000 09/01/24 790
City of Yonkers General Obligation Unlimited (µ) 430 5.000 10/15/25 460
County of Nassau General Obligation Limited (µ) 3,190 5.000 04/01/35 3,606
Hempstead Town Local Development Corp. Revenue Bonds 1,565 5.000 07/01/24 1,637
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 706
Hempstead Union Free School District General Obligation Unlimited 1,875 1.000 07/13/22 1,873
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 8,188
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,169
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,732
Hudson Yards Infrastructure Corp. Revenue Bonds 1,000 5.000 02/15/42 1,086
Hudson Yards Infrastructure Corp. Revenue Bonds 300 4.000 02/15/44 306
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 14,000 4.000 02/15/47 14,265
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,102
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(ae)(Ê) 2,700 0.911 05/01/33 2,687
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 826
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,100
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,373
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,999
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,000 1.650 09/01/49 1,962
Metropolitan Transportation Authority Revenue Bonds 1,400 5.000 09/01/22 1,414
Metropolitan Transportation Authority Revenue Bonds 350 5.000 11/15/22 355
Metropolitan Transportation Authority Revenue Bonds 1,475 5.000 02/01/23 1,501
Metropolitan Transportation Authority Revenue Bonds 1,440 5.000 11/15/24 1,460
Metropolitan Transportation Authority Revenue Bonds 8,395 5.000 11/15/25 8,516

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,959
Metropolitan Transportation Authority Revenue Bonds 4,000 5.000 11/15/26 4,302
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 241
Metropolitan Transportation Authority Revenue Bonds (ae) 5,710 5.000 11/15/28 6,105
Metropolitan Transportation Authority Revenue Bonds 550 5.250 11/15/28 588
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 598
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 247
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 108
Metropolitan Transportation Authority Revenue Bonds 730 4.000 11/15/32 744
Metropolitan Transportation Authority Revenue Bonds 1,150 5.000 11/15/33 1,208
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,592
Metropolitan Transportation Authority Revenue Bonds (µ) 1,350 5.000 11/15/41 1,464
Metropolitan Transportation Authority Revenue Bonds (µ) 600 4.000 11/15/42 597
Metropolitan Transportation Authority Revenue Bonds 8,930 5.000 11/15/42 9,082
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,901
Metropolitan Transportation Authority Revenue Bonds 1,000 4.000 11/15/45 963
Metropolitan Transportation Authority Revenue Bonds 300 4.750 11/15/45 310
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,720
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,435
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/47 5,801
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 2,730 0.190 11/15/50 2,730
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 972
MTA Hudson Rail Yards Trust Obligations Revenue Bonds 2,500 5.000 11/15/56 2,563
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,886
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,000 0.600 07/01/25 4,612
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,511
New York City Industrial Development Agency Revenue Bonds (µ) 150 5.000 01/01/29 165
New York City Industrial Development Agency Revenue Bonds (µ) 380 5.000 01/01/30 420
New York City Industrial Development Agency Revenue Bonds (µ) 120 4.000 01/01/32 124
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 265
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,781
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 400
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 282
New York City Industrial Development Agency Revenue Bonds (µ) 650 4.000 03/01/45 661
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,346
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,298
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 08/01/39 1,043
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,360 5.000 08/01/40 1,471
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 11/01/40 2,263
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 550 4.000 08/01/41 551
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 475 4.000 05/01/45 467
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 9,000 1.450 08/01/45 9,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 85 5.000 02/01/47 94
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,059
New York City Water & Sewer System Revenue Bonds 700 5.000 06/15/46 758
New York City Water & Sewer System Revenue Bonds 10,345 5.000 06/15/48 11,447
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925 Zero coupon 11/15/34 1,721
New York Liberty Development Corp. Revenue Bonds 14,190 2.750 11/15/41 11,298

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Liberty Development Corp. Revenue Bonds 3,550 4.000 02/15/43 3,567
New York Liberty Development Corp. Revenue Bonds (Þ) 645 5.000 11/15/44 651
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,816
New York State Dormitory Authority Revenue Bonds 755 5.000 05/15/23 756
New York State Dormitory Authority Revenue Bonds (µ) 430 5.250 07/01/23 445
New York State Dormitory Authority Revenue Bonds (ae) 6,725 5.000 12/15/23 6,857
New York State Dormitory Authority Revenue Bonds (ae) 6,790 5.000 07/01/26 7,018
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/27 17
New York State Dormitory Authority Revenue Bonds 925 5.000 03/15/27 1,024
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 107
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,607
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,643
New York State Dormitory Authority Revenue Bonds 710 5.000 07/01/34 717
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/35 331
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 96
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 264
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 86
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 67
New York State Dormitory Authority Revenue Bonds 1,845 4.000 03/15/37 1,868
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 329
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 96
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 490
New York State Dormitory Authority Revenue Bonds 5,060 4.000 03/15/38 5,107
New York State Dormitory Authority Revenue Bonds 11,000 5.000 03/15/38 12,023
New York State Dormitory Authority Revenue Bonds 4,745 4.000 07/01/38 4,789
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,030
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 72
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,121
New York State Dormitory Authority Revenue Bonds 4,225 4.000 03/15/39 4,250
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 81
New York State Dormitory Authority Revenue Bonds 8,075 4.000 03/15/40 8,111
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 90
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 95
New York State Dormitory Authority Revenue Bonds 600 4.000 03/15/41 602
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 110
New York State Dormitory Authority Revenue Bonds 1,020 4.000 03/15/44 1,017
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 364
New York State Dormitory Authority Revenue Bonds 3,250 4.000 03/15/46 3,229
New York State Dormitory Authority Revenue Bonds 1,000 4.000 02/15/47 992
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,256
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 05/01/27 385
New York State Thruway Authority Revenue Bonds 1,250 5.000 01/01/32 1,375
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/42 4,717
New York State Thruway Authority Revenue Bonds 500 4.000 03/15/45 500
New York State Urban Development Corp. Revenue Bonds 5,750 5.000 03/15/36 6,406
New York State Urban Development Corp. Revenue Bonds 7,685 4.000 03/15/38 7,742
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,773
New York State Urban Development Corp. Revenue Bonds 3,860 3.000 03/15/40 3,369

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/27 537
New York Transportation Development Corp. Revenue Bonds 130 5.000 12/01/28 140
New York Transportation Development Corp. Revenue Bonds 145 5.000 12/01/29 158
New York Transportation Development Corp. Revenue Bonds 115 5.000 12/01/30 125
New York Transportation Development Corp. Revenue Bonds 4,840 5.000 12/01/31 5,238
New York Transportation Development Corp. Revenue Bonds 165 5.000 12/01/32 178
New York Transportation Development Corp. Revenue Bonds 2,530 5.000 12/01/33 2,709
New York Transportation Development Corp. Revenue Bonds 255 5.000 12/01/34 272
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 771
New York Transportation Development Corp. Revenue Bonds 3,380 5.000 12/01/36 3,592
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,521
New York Transportation Development Corp. Revenue Bonds 620 5.000 12/01/38 657
Niagara Falls City School District General Obligation Unlimited (µ) 1,000 5.000 06/15/28 1,126
Niagara Falls City School District General Obligation Unlimited (µ) 1,735 4.000 06/15/30 1,848
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,693
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,689
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 63
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 73
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 109
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,240
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/35 125
Oneida County Local Development Corp. Revenue Bonds (µ) 75 4.000 12/01/36 78
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 62
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/38 62
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 159
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 105
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 245
Onondaga County Trust for Cultural Resources Revenue Bonds 375 5.000 12/01/40 415
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,640
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 3,146
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,016
Port Authority of New York & New Jersey Revenue Bonds 1,800 4.000 11/01/41 1,806
Port Authority of New York & New Jersey Revenue Bonds 750 5.250 05/15/42 832
Port Authority of New York & New Jersey Revenue Bonds 175 5.000 11/15/42 190
Schenectady Metroplex Development Authority Revenue Bonds (µ) 150 4.000 08/01/31 161
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 237
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/33 215
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/34 215
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/35 214
Schenectady Metroplex Development Authority Revenue Bonds (µ) 405 4.000 08/01/36 432
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 2,340 4.250 10/01/47 2,399
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,359
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 4.000 06/01/50 233
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,479
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(ae)(Ê) 6,375 2.000 05/15/45 6,160
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,668
Webster Central School District General Obligation Unlimited 1,125 2.000 06/15/27 1,072
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,436

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 510
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,385
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 552
402,401
North Carolina - 0.6%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 10/31/25 906
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 12/01/28 7,011
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 12/01/31 1,131
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 308
County of Guilford General Obligation Unlimited 100 5.000 05/01/22 100
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 3,029
North Carolina Housing Finance Agency Revenue Bonds 2,545 4.250 07/01/47 2,607
North Carolina Medical Care Commission Revenue Bonds 130 4.000 03/01/24 130
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 248
North Carolina Medical Care Commission Revenue Bonds 155 4.000 03/01/25 154
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 237
North Carolina Medical Care Commission Revenue Bonds 145 5.000 03/01/26 147
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 577
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 172
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 807
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 203
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 572
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 153
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 666
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 156
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 748
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 633
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 158
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 188
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 87
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 529
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 219
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 02/01/24 2,076
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,439
25,391
North Dakota - 0.1%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 676
City of Grand Forks Healthcare System Revenue Bonds 625 4.000 12/01/38 621
City of Grand Forks Healthcare System Revenue Bonds 1,025 4.000 12/01/40 1,009
City of Grand Forks Healthcare System Revenue Bonds 860 4.000 12/01/41 842
City of Horace General Obligation Unlimited 150 3.000 05/01/41 126
3,274
Ohio - 1.8%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 5.000 11/15/30 508
Akron Bath Copley Joint Township Hospital District Revenue Bonds 875 4.000 11/15/36 863
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 689
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 442
American Municipal Power, Inc. Revenue Bonds 875 5.000 02/15/25 934
American Municipal Power, Inc. Revenue Bonds 140 5.000 02/15/26 152

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 193
American Municipal Power, Inc. Revenue Bonds 215 5.000 02/15/28 240
American Municipal Power, Inc. Revenue Bonds 165 5.000 02/15/29 186
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 91
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,000 4.000 06/01/37 1,962
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,490 5.000 06/01/55 2,422
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,923
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 733
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 764
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 617
Cleveland Municipal School District General Obligation Unlimited 1,100 5.000 12/01/27 1,132
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,606
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,063
County of Franklin Revenue Bonds 575 4.000 07/01/40 533
County of Franklin Revenue Bonds 330 5.250 11/15/40 336
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,400
Crestview Local School District/Columbiana County Certificate of Participation (µ) 375 4.000 12/01/41 380
Crestview Local School District/Columbiana County Certificate of Participation (µ) 425 4.000 12/01/45 427
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 8,182
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 389
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 183
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 193
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 136
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 141
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 115
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 223
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 462
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 394
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,249
Middletown City School District General Obligation Unlimited (ae) 5 5.250 12/01/34 5
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 962
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 48
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 866
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 560
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 622
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 805
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 640
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 501
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 450
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 207
Ohio Higher Educational Facility Commission Revenue Bonds 220 5.000 01/15/36 234
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 1,109
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 602
Ohio Higher Educational Facility Commission Revenue Bonds 830 5.000 01/15/40 874
Ohio Housing Finance Agency Revenue Bonds 1,980 4.500 09/01/48 2,041
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/26 140
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 89

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Ohio Revenue Bonds 3,500 5.000 12/15/22 3,515
State of Ohio Revenue Bonds 2,815 5.000 12/15/23 2,827
State of Ohio Revenue Bonds 950 5.000 01/15/35 1,030
State of Ohio Revenue Bonds 830 5.000 01/15/36 899
State of Ohio Revenue Bonds 815 4.000 01/15/37 821
State of Ohio Revenue Bonds 2,350 4.000 01/15/39 2,351
State of Ohio Revenue Bonds 1,550 4.000 01/15/40 1,542
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 2,022
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 236
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 92
United Local School District Certificate of Participation (µ) 165 4.000 12/01/26 173
United Local School District Certificate of Participation (µ) 120 4.000 12/01/29 127
United Local School District Certificate of Participation (µ) 175 4.000 12/01/30 186
United Local School District Certificate of Participation (µ) 315 4.000 12/01/32 332
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,257
78,478
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,911
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,580
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 869
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/22 1,009
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,127
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,104
Oklahoma Housing Finance Agency Revenue Bonds 1,085 4.750 09/01/48 1,127
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,652
16,379
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited 510 5.000 06/15/26 560
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 391
County of Yamhill Revenue Bonds 500 4.000 12/01/27 522
Hospital Facilities Authority of Multnomah County Revenue Bonds (~)(ae)(Ê) 1,130 5.000 03/01/40 1,185
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,945
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 55
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 84
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 54
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 739
Salem Hospital Facility Authority Revenue Bonds 110 5.000 05/15/24 113
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 135
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 141
Salem-Keizer School District No. 24J General Obligation Unlimited 3,000 4.000 06/15/37 3,122
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 136
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 108
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 111
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 550
State of Oregon General Obligation Unlimited 2,000 4.000 05/01/39 2,081
State of Oregon General Obligation Unlimited 1,000 4.000 05/01/40 1,039
State of Oregon General Obligation Unlimited 525 4.250 06/01/49 538

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yamhill County Hospital Authority Revenue Bonds 125 1.750 11/15/26 117
13,726
Pennsylvania - 4.8%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,114
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,109
Allegheny County Airport Authority Revenue Bonds (µ) 3,135 4.000 01/01/39 3,178
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,297
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,148
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 841
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 0.486 08/01/27 740
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 883
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 916
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,257
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,036
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,551
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,974
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,029
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,539
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/25 52
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/26 79
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 53
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 53
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 54
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 54
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 81
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 351
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 372
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 653
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 570
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 441
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 672
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,413
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,460
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,508
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)(µ)
(Ê) 14,790 1.660 10/01/34 13,978
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,369
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,558
Chester County Industrial Development Authority Special Assessment (Þ) 227 4.375 03/01/28 232
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,083
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 97
City of Erie Higher Education Building Authority Revenue Bonds 50 4.000 05/01/41 48
City of Oil General Obligation Unlimited (µ) 175 4.000 12/01/31 185
City of Oil General Obligation Unlimited (µ) 200 4.000 12/01/34 208
City of Philadelphia Airport Revenue Bonds 1,000 4.000 07/01/35 1,015
City of Philadelphia General Obligation Unlimited (~)(Ê) 18,115 0.250 08/01/31 18,115
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,442
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,442

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Scranton General Obligation Unlimited (Þ) 1,925 5.000 09/01/22 1,938
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,026
City of York General Obligation Unlimited 105 5.000 11/15/24 107
City of York General Obligation Unlimited 955 5.000 11/15/26 993
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,832
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 436
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 343
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 369
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,591
Commonwealth Financing Authority Revenue Bonds (µ) 13,000 4.000 06/01/39 13,126
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,300
Commonwealth of Pennsylvania General Obligation Unlimited 6,500 5.000 03/15/33 6,893
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 551
County of Mercer General Obligation Unlimited (µ) 175 4.000 10/01/30 188
Dauphin County General Authority Revenue Bonds (Þ) 880 4.000 10/15/22 881
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 701
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 300 5.000 12/01/29 339
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 530
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 291
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 257
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,166
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,186
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,567
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR +
0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,918
General Authority of Southcentral Pennsylvania Revenue Bonds 370 5.000 12/01/28 396
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 147
General Authority of Southcentral Pennsylvania Revenue Bonds 275 5.000 06/01/44 301
Lancaster County Hospital Authority Revenue Bonds 550 5.000 11/01/39 595
Lancaster County Hospital Authority Revenue Bonds 500 5.000 11/01/40 539
Lancaster County Hospital Authority Revenue Bonds 1,000 5.000 11/01/41 1,075
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,325
Lancaster Industrial Development Authority Revenue Bonds 165 4.000 07/01/31 164
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 118
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 181
Manheim Central School District Revenue Bonds 850 4.000 05/01/38 876
Manheim Central School District Revenue Bonds 550 4.000 05/01/39 566
Manheim Central School District Revenue Bonds 500 4.000 05/01/40 514
Manheim Central School District Revenue Bonds 200 4.000 05/01/41 205
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,063
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 151
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 151
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 150
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 48
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 47
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,041
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 939
North Pocono School District General Obligation Limited (µ) 250 4.000 09/15/32 261
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 157

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 719
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/26 1,612
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 411
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 247
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,273
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/39 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 150
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 248
Pennsylvania Turnpike Commission Revenue Bonds (µ) 2,195 6.250 06/01/33 2,487
Pennsylvania Turnpike Commission Revenue Bonds 905 4.000 12/01/36 914
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 826
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/37 1,008
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/38 628
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 818
Pennsylvania Turnpike Commission Revenue Bonds 630 5.000 12/01/43 683
Pennsylvania Turnpike Commission Revenue Bonds (µ) 2,630 5.000 12/01/44 2,965
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 5,031
Philadelphia Authority for Industrial Development Revenue Bonds 215 5.875 06/15/22 215
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 315
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 686
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 431
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 454
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 565
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,079
Philadelphia Gas Works Co. Revenue Bonds 2,000 5.000 08/01/30 2,132
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 538
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 1,500 5.625 07/01/42 1,510
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,666
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 390
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 168
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 78
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 297
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,456
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,459
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,167
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 846
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 774
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/26 11
School District of Philadelphia (The) General Obligation Limited (µ) 4,435 5.000 09/01/27 4,840
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 547
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 362
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 640
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 622
Shenandoah Valley School District General Obligation Unlimited (µ) 935 4.000 08/01/26 983
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,347
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 762
State Public School Building Authority Revenue Bonds (µ) 1,000 5.000 06/15/28 1,004

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State Public School Building Authority Revenue Bonds (µ) 1,000 5.000 06/15/29 1,004
Upper Darby School District General Obligation Limited (µ) 340 4.000 04/01/40 348
Upper Darby School District General Obligation Limited (µ) 250 4.000 04/01/43 254
Upper Merion Area School District General Obligation Limited 250 3.000 01/15/40 224
Warrior Run School District/Montour Northumberland Union County General Obligation
Limited (µ) 530 4.000 09/01/37 540
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,094
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,180
Westmoreland County Industrial Development Authority Revenue Bonds 200 5.000 07/01/27 221
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 89
Westmoreland County Industrial Development Authority Revenue Bonds 210 5.000 07/01/29 237
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 68
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 281
207,999
Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited 550 5.250 07/01/23 557
Commonwealth of Puerto Rico General Obligation Unlimited 5,000 5.375 07/01/25 5,165
Commonwealth of Puerto Rico General Obligation Unlimited 15,446 5.625 07/01/27 16,364
Commonwealth of Puerto Rico General Obligation Unlimited 1,500 4.000 07/01/33 1,391
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/37 1,033
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 880 1.000 11/01/51 418
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,000 5.500 07/01/28 2,013
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,080 5.000 07/01/30 4,381
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 7,100 5.000 07/01/33 7,229
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/35 421
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 7,750 5.000 07/01/37 8,214
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 850 5.125 07/01/37 855
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,819
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,700 5.000 07/01/47 1,765
Puerto Rico Convention Center District Authority Tax Revenue Bond 261 5.000 07/01/31 259
Puerto Rico Electric Power Authority Revenue Bonds (µ) 385 4.000 07/01/23 389
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR + 0.520%)
(µ)(Ê) 8,820 1.480 07/01/29 8,877
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 233
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 770 5.250 07/01/22 772
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.500 07/01/26 75
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 950 5.000 07/01/27 957
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 320 5.500 07/01/29 340
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 40 5.500 07/01/31 42
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.250 07/01/32 73
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/33 538
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 360 5.250 07/01/34 377
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,275 5.250 07/01/35 1,307
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 5,135 5.250 07/01/36 5,374
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 500 4.750 07/01/38 514
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/38 252
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/41 264
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
Financial Authority Revenue Bonds 285 5.000 07/01/30 318

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
Financial Authority Revenue Bonds 235 4.000 07/01/37 235
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 3,090 5.000 08/01/27 3,132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,643
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,645 3.171 07/01/31 2,705
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,399 3.450 07/01/33 7,178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,975 4.500 07/01/34 10,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 30,272 4.329 07/01/40 29,928
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,525 4.550 07/01/40 2,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 900 5.709 07/01/46 253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 550 Zero coupon 07/01/51 114
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 610
133,388
Rhode Island - 0.4%
Providence Public Building Authority Revenue Bonds (µ) 500 5.875 06/15/26 502
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,895
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/36 2,073
Rhode Island Health & Educational Building Corp. Revenue Bonds 600 5.000 09/01/22 607
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 222
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,684
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,341
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 423
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 338
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,837
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 337
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 568
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 532
State of Rhode Island General Obligation Unlimited 2,000 4.000 04/01/34 2,138
15,497
South Carolina - 0.7%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,085
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,499
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,117
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,263
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,558
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,722
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,761
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,203
Piedmont Municipal Power Agency Revenue Bonds 3,000 5.000 01/01/26 3,169
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,945
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,585
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,247
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 199
South Carolina Public Service Authority Revenue Bonds 1,750 4.000 12/01/37 1,773
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,462
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 532
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 705
29,825
South Dakota - 0.1%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 734
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 794
County of Lincoln Revenue Bonds 100 4.000 08/01/41 93
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 825
South Dakota Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 07/01/33 522
2,968
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 630
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 185 5.000 08/01/35 201
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 653
City of Memphis General Obligation Limited 8,405 5.000 06/01/28 9,170
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 700
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,897
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 490 5.000 05/01/24 511
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 200 4.000 10/01/28 198
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 205
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,375
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 225 4.000 09/01/28 229
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 2,440 5.000 02/01/50 2,542
Tennessee Housing Development Agency Revenue Bonds 2,980 4.500 07/01/49 3,072
Tennessee Valley Authority Discount Notes Revenue Bonds 2,750 3.000 01/01/29 2,740
25,123
Texas - 8.0%
Arlington Higher Education Finance Corp. Revenue Bonds 70 4.000 08/15/23 72
Arlington Higher Education Finance Corp. Revenue Bonds 50 5.000 08/15/23 51
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,056
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 828
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 551
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 238
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 855
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 708
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,891
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,082
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,179
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,547
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,616
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,775
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,736
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,520
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 248
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 220
Central Texas Regional Mobility Authority Revenue Bonds 1,695 5.000 01/01/27 1,794
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,292
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 915
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,507
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,393
Central Texas Regional Mobility Authority Revenue Bonds 400 5.000 01/01/38 435

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 500 5.000 01/01/39 543
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 150
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,603
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 831
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 518
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 514
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,952
City of Arlington Special Tax (µ) 3,795 5.000 02/15/37 4,208
City of Arlington Tax Allocation 275 5.000 08/15/32 299
City of Arlington Tax Allocation 305 5.000 08/15/34 330
City of Arlington Tax Allocation 335 5.000 08/15/36 361
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,410
City of Bell General Obligation Unlimited 850 5.000 02/15/25 909
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 292
City of Celina Special Assessment 125 3.625 09/01/30 114
City of Celina Special Assessment 575 4.800 09/01/37 579
City of Celina Special Assessment 230 4.250 09/01/40 212
City of Corpus Christi Utility System Revenue Bonds 1,720 5.000 07/15/22 1,733
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 47
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 271
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,105 4.000 08/15/29 1,152
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,045 4.000 08/15/30 1,086
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,400 4.000 08/15/31 1,451
City of Dallas Waterworks & Sewer System Revenue Bonds 1,750 5.000 10/01/26 1,893
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,139
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,176
City of Elgin General Obligation Limited (µ) 340 4.000 07/15/28 357
City of Elgin General Obligation Limited (µ) 365 4.000 07/15/30 386
City of Elgin General Obligation Limited (µ) 600 4.000 07/15/32 630
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 182
City of Elgin General Obligation Limited (µ) 280 4.000 07/15/37 286
City of Elgin General Obligation Limited (µ) 270 4.000 07/15/39 273
City of Elgin General Obligation Limited (µ) 315 4.000 07/15/40 318
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 259
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,146
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,899
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,717
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,379
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 325
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,837
City of Houston Airport System Revenue Bonds 1,655 5.000 07/01/32 1,818
City of Houston Combined Utility System Revenue Bonds (µ) 5,000 Zero coupon 12/01/28 4,143
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,563
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,376
City of Hutto Special Assessment (Þ) 330 2.500 09/01/26 307
City of Justin Special Assessment (Þ) 310 4.125 09/01/23 311
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 924
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 300

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 604
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 480
City of Lavon Special Assessment (µ) 330 3.000 09/15/26 327
City of Lavon Special Assessment (µ) 340 3.000 09/15/27 331
City of Lavon Special Assessment (µ) 350 3.000 09/15/28 336
City of Lavon Special Assessment (µ) 360 3.000 09/15/29 339
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 338
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 347
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 297
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 615
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 264
City of Mission General Obligation Limited (µ) 525 5.000 02/15/27 576
City of Mission General Obligation Limited (µ) 225 5.000 02/15/28 250
City of Mission General Obligation Limited (µ) 100 5.000 02/15/29 112
City of Princeton Special Assessment (Þ) 200 2.750 09/01/25 192
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 196
City of Princeton Special Assessment (Þ) 485 4.375 09/01/28 491
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 189
City of Princeton Special Assessment (Þ) 129 3.000 09/01/31 117
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 269
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,057
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,100
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,423
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,743
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,240
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,142
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,337
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 234
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 244
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 217
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 207
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 227
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 175
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 224
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,365
Clifton Higher Education Finance Corp. Revenue Bonds 425 5.000 08/15/24 448
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 402
Clifton Higher Education Finance Corp. Revenue Bonds 170 5.000 08/15/30 193
Clifton Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/31 115
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 351
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 243
Clifton Higher Education Finance Corp. Revenue Bonds 655 3.000 08/15/34 619
Clifton Higher Education Finance Corp. Revenue Bonds 400 4.000 08/15/34 426
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 630
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 302
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,937
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 664
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,090

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 343
Clifton Higher Education Finance Corp. Revenue Bonds 600 4.000 08/15/38 633
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 698
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 821
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 841
Club Municipal Management District No. 1 Special Assessment (Þ) 200 2.500 09/01/26 188
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 28
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 198
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 28
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 309
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 102
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933 08/15/35 7,675
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 518
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 776
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 923
Dallas Independent School District General Obligation Unlimited 1,590 5.000 08/15/32 1,680
Dallas/Fort Worth International Airport Revenue Bonds 3,410 5.000 11/01/27 3,459
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,038
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,075
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,555
Dallas/Fort Worth International Airport Revenue Bonds 2,500 4.000 11/01/35 2,537
Dallas/Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,009
Dallas/Fort Worth International Airport Revenue Bonds 8,160 4.000 11/01/45 8,121
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,317
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 610
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,234
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 125
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 99
Grand Parkway Transportation Corp. Revenue Bonds 315 5.000 10/01/35 353
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 259
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,030
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,364
Greater Texoma Utility Authority Revenue Bonds (µ) 170 5.000 10/01/25 182
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,400 0.220 09/01/25 7,400
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (USD 1
Month LIBOR + 0.650%)(ae)(Ê) 2,450 0.710 07/01/24 2,448
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,410
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 3.000 10/01/40 868
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 500 4.000 10/01/41 495
Harris County Municipal Utility District No. 82 General Obligation Unlimited (µ) 810 4.000 10/01/24 839
Harris County Toll Road Authority (The) Revenue Bonds 1,500 4.000 08/15/33 1,578
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/34 1,052
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,045
Harris County Toll Road Authority (The) Revenue Bonds 1,375 4.000 08/15/36 1,430

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,046
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 785
Harris County-Houston Sports Authority Revenue Bonds 1,445 5.000 11/15/28 1,515
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,371
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,561
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,691
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 60
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 568
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,178
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,230
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,086
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 655
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 804
Lake Houston Redevelopment Authority Revenue Bonds 200 5.000 09/01/27 215
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 297
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 251
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 278
Leander Independent School District General Obligation Unlimited (ae) 625 4.327 08/15/38 285
Leander Independent School District General Obligation Unlimited (ae) 600 4.625 08/15/43 207
Leander Independent School District General Obligation Unlimited (ae) 1,425 4.746 08/15/45 435
Lewisville Independent School District General Obligation Unlimited 1,595 4.000 08/15/36 1,692
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,057
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,045
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,066
Mesquite Independent School District General Obligation Unlimited 1,000 4.000 08/15/39 1,057
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 2,700 0.230 08/01/34 2,700
Mitchell County Hospital District General Obligation Limited 105 5.250 02/15/30 104
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 55
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,726
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 500 4.000 08/15/24 500
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 432
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 660
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 524
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 524
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 155
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 541
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 730 4.000 08/15/31 698
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 134
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 270
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 324
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,834
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,254
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 538
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 2,035
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,897
North Texas Tollway Authority Revenue Bonds 3,735 5.000 01/01/23 3,811
North Texas Tollway Authority Revenue Bonds 700 5.000 01/01/25 742

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,195
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,082
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/33 1,053
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/34 1,048
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 1,042
North Texas Tollway Authority Revenue Bonds 1,350 4.000 01/01/36 1,400
North Texas Tollway Authority Revenue Bonds 1,650 4.000 01/01/37 1,709
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,286
North Texas Tollway Authority Revenue Bonds 1,475 4.000 01/01/40 1,492
North Texas Tollway Authority Revenue Bonds 225 4.000 01/01/41 226
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 587
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 514
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,559
Royse City Special Assessment (Þ) 155 3.125 09/15/25 150
Royse City Special Assessment (Þ) 175 4.125 09/15/39 163
Royse City Special Assessment (Þ) 100 4.125 09/15/40 90
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 2,000
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 43
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 49
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 56
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 483
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,412
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 56
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 253
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 86
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 810
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,932
Texas Department of Housing & Community Affairs Revenue Bonds 7,675 3.500 07/01/52 7,683
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,565 6.250 12/15/26 2,747
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA Municipal
Swap Index + 0.550%)(Ê) 1,220 0.670 09/15/27 1,206
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 41,000 0.768 09/15/27 40,235
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/22 1,015
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,250 5.000 12/15/23 1,286
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 800 5.000 12/15/26 846
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 200 5.000 12/15/27 213
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 5,670 5.000 12/15/32 6,159
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 771
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,726
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,655
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,288
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 300 5.000 12/31/30 330
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,000 4.000 06/30/32 3,071
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,818
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,811
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,521
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/39 506
Texas Public Finance Authority Revenue Bonds 125 5.000 05/01/28 136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Public Finance Authority Revenue Bonds 210 5.000 05/01/29 231
Texas Water Development Board Revenue Bonds 675 4.000 10/15/34 709
Texas Water Development Board Revenue Bonds 1,650 4.000 10/15/36 1,720
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 654
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 672
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 541
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,446
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 551
Uptown Development Authority Tax Allocation 50 4.000 09/01/33 51
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 132
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 858
Viridian Municipal Management District General Obligation Unlimited (µ) 500 6.000 12/01/32 545
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,083
Viridian Municipal Management District Special Assessment 135 3.000 12/01/22 136
Viridian Municipal Management District Special Assessment 202 2.375 12/01/25 190
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 748
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,955
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 262
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 287
Wylie Independent School District General Obligation Unlimited 270 Zero coupon 08/15/36 158
345,681
Utah - 0.8%
Alpine School District General Obligation Unlimited 775 5.000 03/15/27 863
Alpine School District General Obligation Unlimited 825 4.000 03/15/29 895
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 525
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,279
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,435
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 249
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 225
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 103
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 104
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 147
Utah Infrastructure Agency Revenue Bonds 1,505 5.000 10/15/27 1,578
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 144
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,409
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 171
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 238
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,682
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,100
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,838
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 349
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,013
Utah Infrastructure Agency Revenue Bonds 845 4.000 10/15/36 810
Utah Infrastructure Agency Revenue Bonds 650 4.000 10/15/38 681
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,217
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 829
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 995
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 287
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 299

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 315
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 325
Utah State Charter School Finance Authority Revenue Bonds 1,020 4.000 04/15/30 1,071
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 545
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,261
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 504
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,152
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,444
Utah Transit Authority Revenue Bonds (µ) 2,000 5.250 06/15/32 2,354
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,082
34,518
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 335 5.000 07/01/24 345
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,019
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 528
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 577
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 401
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 878
University of Vermont and State Agricultural College Revenue Bonds 1,290 5.000 10/01/43 1,420
Vermont Housing Finance Agency Revenue Bonds 1,637 4.750 11/01/48 1,693
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,232
8,093
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,207
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,433
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,314
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,510 5.000 10/01/30 2,614
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 721
29,289
Virginia - 0.9%
Ballston Quarter Community Development Authority Tax Allocation 455 5.000 03/01/26 414
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 821
Chesapeake Bay Bridge & Tunnel District Revenue Bonds 3,090 5.000 11/01/23 3,191
Chesapeake Economic Development Authority Pollution Control Revenue Bonds (~)(ae)
(Ê) 300 1.900 02/01/32 298
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 808
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 780
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,210
City of Newport News General Obligation Unlimited 255 3.000 02/01/27 260
City of Newport News General Obligation Unlimited 250 3.000 02/01/28 255
City of Newport News General Obligation Unlimited 250 3.000 02/01/29 255
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 255
City of Newport News General Obligation Unlimited 250 3.000 02/01/31 254
City of Newport News General Obligation Unlimited 250 4.000 02/01/32 274
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 276
County of Fairfax General Obligation Unlimited 175 4.000 10/01/22 177
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/40 1,056
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/41 1,055
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 1,053
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,316

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,379
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 05/31/24 610
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,000 5.000 07/01/26 5,483
James City County Economic Development Authority Revenue Bonds 45 4.000 12/01/22 45
James City County Economic Development Authority Revenue Bonds 410 4.000 12/01/24 413
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 434
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 452
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 216
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 456
Louisa Industrial Development Authority Pollution Control Revenue Bonds (~)(ae)(Ê) 175 1.900 11/01/35 174
Norfolk Airport Authority Revenue Bonds 650 4.000 07/01/23 662
Norfolk Airport Authority Revenue Bonds 380 4.000 07/01/25 393
Peninsula Ports Authority Revenue Bonds (~)(ae)(Ê) 350 1.700 10/01/33 350
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,096
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,130
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,176
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/26 48
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/27 48
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 54
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 60
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/30 50
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 99
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 38
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 88
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 55
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 120
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 60
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 136
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 55
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 35
Spotsylvania County Economic Development Authority Revenue Bonds 2,150 4.000 06/01/29 2,325
Spotsylvania County Economic Development Authority Revenue Bonds 895 4.000 06/01/30 972
Virginia College Building Authority Revenue Bonds 125 5.000 06/01/23 128
Virginia College Building Authority Revenue Bonds 25 5.000 06/01/28 27
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 54
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/30 54
Virginia College Building Authority Revenue Bonds 200 5.000 06/01/31 217
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 123
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,297
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,080
Virginia Small Business Financing Authority Revenue Bonds 500 4.000 12/01/36 464
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,366
York County Economic Development Authority Pollution Control Revenue Bonds (~)(ae)
(Ê) 550 1.900 05/01/33 545
38,075
Washington - 1.7%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,703
City of Seattle Municipal Light & Power Revenue Bonds 1,360 4.000 07/01/36 1,434
City of Seattle Municipal Light & Power Revenue Bonds 1,390 4.000 07/01/37 1,453

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Seattle Municipal Light & Power Revenue Bonds 1,000 4.000 07/01/39 1,041
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)(Ê) 14,275 0.670 01/01/27 14,241
County of King Sewer Revenue Bonds 3,085 5.000 01/01/28 3,150
Energy Northwest Revenue Bonds 105 5.000 07/01/22 106
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,000 4.500 09/01/22 1,010
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 730
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 950
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,028
Port of Seattle Revenue Bonds 1,285 5.000 03/01/23 1,318
Port of Seattle Revenue Bonds 2,480 5.000 08/01/30 2,498
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,017
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,366
State of Washington General Obligation Unlimited 625 5.000 07/01/25 659
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,694
State of Washington General Obligation Unlimited 3,000 5.000 07/01/30 3,176
State of Washington General Obligation Unlimited 2,490 5.000 08/01/36 2,840
State of Washington General Obligation Unlimited 4,975 5.000 06/01/40 5,610
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 08/01/27 2,642
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,467
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 734
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,800 4.000 10/01/30 1,892
Washington Health Care Facilities Authority Revenue Bonds 225 5.000 08/01/35 245
Washington Health Care Facilities Authority Revenue Bonds 535 5.000 08/01/36 582
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/37 310
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/38 309
Washington Health Care Facilities Authority Revenue Bonds 1,625 5.000 10/01/38 1,801
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 715 5.000 08/01/49 766
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 554
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 688
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 375
Washington State Convention Center Public Facilities District Revenue Bonds 1,385 4.000 07/01/37 1,311
Washington State Housing Finance Commission Revenue Bonds (Þ) 240 2.375 01/01/26 228
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,481
Washington State Housing Finance Commission Revenue Bonds 2,025 4.000 12/01/48 2,061
73,470
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 961
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,795
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,608
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 476
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 534
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 444
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 332
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 251
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 294
West Virginia Hospital Finance Authority Revenue Bonds 325 5.000 01/01/35 353
West Virginia Hospital Finance Authority Revenue Bonds 670 5.000 01/01/36 725
West Virginia Hospital Finance Authority Revenue Bonds 3,195 5.000 09/01/38 3,517

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,309
14,599
Wisconsin - 1.2%
City of Racine Waterworks System Revenue Bonds (µ) 785 5.000 09/01/28 877
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,302
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,645
Public Finance Authority Revenue Bonds 480 4.000 03/01/23 481
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 306
Public Finance Authority Revenue Bonds 535 4.000 03/01/25 535
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 31
Public Finance Authority Revenue Bonds 125 3.000 12/01/26 122
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 31
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,272
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 876
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 429
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 36
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 608
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 46
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 450
Public Finance Authority Revenue Bonds 850 4.000 04/01/32 837
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 427
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 56
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 26
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 157
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 362
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 245
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 43
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 283
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 334
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 608
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 338
Public Finance Authority Revenue Bonds 40 5.000 07/01/38 43
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 338
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 43
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 35
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 43
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 113
Public Finance Authority Revenue Bonds 40 5.000 07/01/41 43
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 2,023
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 656
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,264
State of Wisconsin General Obligation Unlimited 5,000 5.000 05/01/34 5,314
State of Wisconsin General Obligation Unlimited 3,590 4.000 05/01/41 3,675
Village of Mount Pleasant Revenue Bonds (µ) 1,875 3.000 03/01/27 1,883

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Department of Transportation Revenue Bonds 5,950 5.000 07/01/22 5,987
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 0.620 01/01/26 400
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 49
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,600 5.000 02/15/32 1,807
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,127
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,523
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,521
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,608
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 120
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 690
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 120
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 108
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.110 08/15/54 4,132
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 0.590 12/02/24 994
52,554
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 4,010 3.625 07/15/39 3,838
University of Wyoming Revenue Bonds (µ) 750 4.000 06/01/42 754
4,592
Total Municipal Bonds
(cost $4,348,289) 4,149,761
Short-Term Investments - 3.2%
U.S. Cash Management Fund (@) 136,363,961 (∞) 136,323
Total Short-Term Investments
(cost $136,319) 136,323
Total Investments - 99.8%
(identified cost $4,484,608) 4,286,084
Other Assets and Liabilities, Net - 0.2%
8,707
Net Assets - 100.0%
4,294,791

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.5%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.46 272
231
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,218
Artisan Lakes East Community Development District Special Assessment 06/17/21 605,000 100.00 605
555
Astonia Community Development District Special Assessment 07/09/21 200,000 100.00 200
189
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
223
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 830,000 100.00 830
790
Atlanta Urban Redevelopment Agency Revenue Bonds 12/01/21 840,000 100.00 840
763
Ave Maria Stewardship Community District Special Assessment 01/28/22 275,000 99.86 275
254
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 125,000 100.00 125
118
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
223
Bridgewalk Community Development District Special Assessment 01/25/22 165,000 100.00 165
149
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
829
California School Finance Authority Revenue Bonds 04/29/21 260,000 101.40 264
255
California School Finance Authority Revenue Bonds 04/29/21 295,000 102.67 303
271
California School Finance Authority Revenue Bonds 04/29/21 215,000 107.31 231
194
California School Finance Authority Revenue Bonds 07/21/21 100,000 116.66 117
102
California School Finance Authority Revenue Bonds 07/29/21 525,000 113.91 598
534
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.17 1,032
1,031
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.31 2,612
2,682
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 107.13 375
379
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
111
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.52 493
515
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106.14 1,061
1,043
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 110.05 110
88
Celebration Pointe Community Development District Special Assessment 05/16/17 90,000 100.00 90
90
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100.00 1,000
767
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101.20 263
223
Chester County Industrial Development Authority Special Assessment 08/16/18 227,000 99.36 226
232
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.29 4,714
5,743
City of Celina Special Assessment 04/13/22 296,000 100.00 296
292
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
271
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
47
City of Fate Special Assessment 04/05/22 265,000 100.00 265
259
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.55 1,699
1,458
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.60 1,056
925
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.75 1,548
1,373
City of Fort Lauderdale Special Assessment 02/11/22 220,000 115.52 254
234
City of Fort Lauderdale Special Assessment 02/11/22 230,000 116.75 269
246
City of Fort Lauderdale Special Assessment 02/11/22 240,000 117.94 283
257
City of Fort Lauderdale Special Assessment 02/11/22 255,000 118.95 303
274
City of Haslet Special Assessment 10/19/21 347,000 100.00 347
325
City of Hutto Special Assessment 10/22/21 330,000 100.00 330
307
City of Justin Special Assessment 03/27/18 910,000 100.00 910
924
City of Justin Special Assessment 03/27/18 310,000 100.00 310
311
City of Kyle Special Assessment 10/20/21 324,000 100.00 324
300
City of Kyle Special Assessment 03/23/22 619,000 100.00 619
604
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
480
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
615
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
297
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
264
City of Princeton Special Assessment 04/24/18 485,000 100.00 485
491
City of Princeton Special Assessment 10/02/20 200,000 101.30 203
192
City of Princeton Special Assessment 05/25/21 129,000 100.00 129
117
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
189
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
269
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
196
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 100.62 1,937
1,938
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,390,000 100.00 1,390
1,365
City of Venus Special Assessment 11/09/21 250,000 99.55 249
224
Club Municipal Management District No. 1 Special Assessment 12/01/21 200,000 100.00 200
188
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
98

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 107.04 107
105
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.40 773
665
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.58 692
613
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100.00 170
160
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99.76 244
216
Corkscrew Farms Community Development District Special Assessment 12/13/17 25,000 100.00 25
25
Corkscrew Farms Community Development District Special Assessment 12/13/17 160,000 100.00 160
159
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105.30 1,948
1,644
County of Gallatin Revenue Bonds 12/09/21 1,350,000 106.34 1,436
1,242
Dauphin County General Authority Revenue Bonds 07/13/17 880,000 99.98 880
881
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
701
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110.36 1,104
1,081
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,255,000 99.21 1,249
1,305
District of Columbia Revenue Bonds 01/29/21 250,000 113.71 284
258
Downtown Doral South Community Development District Special Assessment 09/10/18 210,000 100.00 210
210
DW Bayview Community Development District Special Assessment 02/05/21 50,000 100.00 50
47
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
52
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.43 60
56
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.86 35
34
East Bonita Beach Road Community Development District Special Assessment 08/29/18 45,000 100.00 45
45
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.84 339
342
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100.00 1,105
1,072
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99.31 248
241
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99.64 204
201
Entrada Community Development District Special Assessment 09/23/21 370,000 99.48 368
329
Epperson North Community Development District Special Assessment 10/05/21 365,000 100.09 365
334
Epperson North Community Development District Special Assessment 10/05/21 300,000 100.00 300
260
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 106.77 107
99
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.81 140
128
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 112.79 113
103
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.94 232
231
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100.00 610
568
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.25 111
99
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.45 804
788
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.68 151
149
Gracewater Sarasota Community Development District Special Assessment 09/24/21 470,000 100.00 470
442
Grand Oaks Community Development District Special Assessment 11/03/21 180,000 100.00 180
166
Grove Resort Community Development District Special Assessment 02/09/22 145,000 100.00 145
134
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
427
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
630
Harmony West Community Development District Special Assessment 06/19/18 195,000 100.00 195
196
Hills Minneola Community Development District Special Assessment 07/16/20 180,000 100.00 180
174
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
128
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 112.95 339
294
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 113.42 1,009
835
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 113.86 569
485
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 113.96 501
415
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 114.33 389
322
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 114.23 206
172
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
343
Kingman Gate Community Development District Special Assessment 03/03/21 200,000 100.00 200
190
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
227
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.24 258
219
Lakewood Ranch Stewardship District Special Assessment 09/01/21 225,000 99.68 224
205
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99.76 410
362
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 345,000 104.20 359
349
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 300,000 106.07 318
304
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 375,000 107.36 403
379
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 390,000 108.26 422
393
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 405,000 108.68 440
406
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 04/04/22 300,000 100.00 300
294
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.98 569
469

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106.78 107
90
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 215,000 100.00 215
218
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102.69 308
326
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
539
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 112.08 112
106
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 113.40 113
107
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 114.67 115
108
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 115.66 145
136
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 116.64 204
191
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.53 532
544
Nevada Department of Business & Industry Revenue Bonds 08/31/17 85,000 100.00 85
85
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 104.65 356
357
Nevada Department of Business & Industry Revenue Bonds 04/06/18 585,000 100.00 585
596
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 500,000 105.72 529
500
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 109.26 727
660
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 111.51 597
524
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 730,000 114.59 837
698
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 104.90 677
651
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.92 787
739
Park East Community Development District Special Assessment 12/01/21 470,000 100.05 470
430
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 108.82 332
315
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 112.51 742
686
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 113.38 498
454
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 113.99 473
431
Pine Isle Community Development District Special Assessment 11/04/21 300,000 100.00 300
280
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
89
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.30 100
89
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.62 1,233
1,272
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
157
Public Finance Authority Revenue Bonds 12/03/20 240,000 112.23 269
245
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.72 778
656
Public Finance Authority Revenue Bonds 02/02/22 455,000 105.00 478
427
Public Finance Authority Revenue Bonds 02/02/22 450,000 105.37 474
429
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/09/21 1,700,000 118.43 2,018
1,765
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 7,750,000 122.58 9,499
8,214
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 400,000 121.12 484
421
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/01/22 2,000,000 105.39 2,108
1,819
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 04/11/22 4,080,000 108.28 4,418
4,381
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.53 299
268
Rivers Edge III Community Development District Special Assessment 04/07/21 260,000 99.73 259
245
Royse City Special Assessment 06/30/20 175,000 102.80 180
163
Royse City Special Assessment 07/15/20 155,000 100.00 155
150
Royse City Special Assessment 07/15/20 100,000 100.00 100
90
Sandmine Road Community Development District Special Assessment 10/14/21 300,000 100.00 300
274
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.66 125
111
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.59 294
286
Scenic Terrace South Community Development District Special Assessment 03/16/22 75,000 100.00 75
73
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.22 546
557
Siena North Community Development District Special Assessment 02/02/22 135,000 100.00 135
127
Somerset Community Development District Special Assessment 04/06/22 1,010,000 100.00 1,010
971
Somerset Community Development District Special Assessment 04/06/22 625,000 101.13 632
620
Somerset Community Development District Special Assessment 04/06/22 600,000 101.29 608
598
Somerset Community Development District Special Assessment 04/06/22 215,000 101.41 218
215
Somerset Community Development District Special Assessment 04/06/22 200,000 101.44 203
201
Stonewater Community Development District Special Assessment 10/13/21 275,000 100.00 275
258
Storey Drive Community Development District Special Assessment 01/12/22 200,000 100.00 200
181
Summer Woods Community Development District Special Assessment 10/05/21 195,000 100.00 195
180
Summerstone Community Development District Special Assessment 09/09/21 290,000 100.00 290
266
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
542
Timber Creek Community Development District Special Assessment 06/20/18 130,000 100.00 130
130
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.84 399
406
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
280
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
654
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
672

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
541
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
398
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100.00 630
628
Two Rivers North Community Development District Special Assessment 04/27/22 130,000 100.00 130
130
Union Park East Community Development District Special Assessment 09/15/21 220,000 100.12 220
207
V-Dana Community Development District Special Assessment 04/01/21 375,000 100.00 375
351
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.42 124
111
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
50
Veranda Community Development District II Special Assessment 02/24/21 45,000 100.00 45
43
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
105
Verano No. 3 Community Development District Special Assessment 04/16/21 100,000 100.00 100
93
Village Community Development District No. 12 Special Assessment 03/16/18 1,445,000 100.00 1,445
1,437
Villages of Glen Creek Community Development District Special Assessment 01/12/22 135,000 100.00 135
123
Villamar Community Development District Special Assessment 02/28/22 370,000 100.00 370
337
Villamar Community Development District Special Assessment 02/28/22 255,000 100.00 255
233
Washington State Housing Finance Commission Revenue Bonds 09/19/19 240,000 100.00 240
228
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,624
1,481
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
751
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500 1,436
105,569
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 950 USD 107,038 06/22
4,525
United States 10 Year Treasury Note Futures 905 USD 107,837 06/22
6,268
United States 10 Year Ultra Treasury Note Futures 971 USD 125,259 06/22
8,738
United States Treasury Ultra Bond Futures 23 USD 3,690 06/22 539
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 20,070
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 74,226 $ —
$ —
$ 74,226 1.7
Alaska — 16,792 —
—
16,792 0.4
Arizona — 66,313 —
—
66,313 1.5
Arkansas — 13,010 —
—
13,010 0.3
California — 382,038 —
—
382,038 8.9
Colorado — 117,837 —
—
117,837 2.7
Connecticut — 81,873 —
—
81,873 1.9
Delaware — 10,434 —
—
10,434 0.2
District of Columbia — 32,586 —
—
32,586 0.8

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Florida — 294,736 —
—
294,736 6.9
Georgia — 42,834 —
—
42,834 1.0
Guam — 52,653 —
—
52,653 1.2
Hawaii — 20,029 —
—
20,029 0.5
Idaho — 16,946 —
—
16,946 0.4
Illinois — 571,665 —
—
571,665 13.3
Indiana — 20,581 —
—
20,581 0.5
Iowa — 38,727 —
—
38,727 0.9
Kansas — 14,954 —
—
14,954 0.3
Kentucky — 36,240 —
—
36,240 0.8
Louisiana — 77,950 —
—
77,950 1.8
Maine — 11,566 —
—
11,566 0.3
Maryland — 66,847 —
—
66,847 1.6
Massachusetts — 33,352 —
—
33,352 0.8
Michigan — 136,031 —
—
136,031 3.2
Minnesota — 25,501 —
—
25,501 0.6
Mississippi — 50,792 —
—
50,792 1.2
Missouri — 25,142 —
—
25,142 0.6
Montana — 9,411 —
—
9,411 0.2
Nebraska — 12,984 —
—
12,984 0.3
Nevada — 56,050 —
—
56,050 1.3
New Hampshire — 25,410 —
—
25,410 0.6
New Jersey — 155,099 —
—
155,099 3.6
New Mexico — 3,832 —
—
3,832 0.1
New York — 402,401 —
—
402,401 9.4
North Carolina — 25,391 —
—
25,391 0.6
North Dakota — 3,274 —
—
3,274 0.1
Ohio — 78,478 —
—
78,478 1.8
Oklahoma — 16,379 —
—
16,379 0.4
Oregon — 13,726 —
—
13,726 0.3
Pennsylvania — 207,999 —
—
207,999 4.8
Puerto Rico — 133,388 —
—
133,388 3.1
Rhode Island — 15,497 —
—
15,497 0.4
South Carolina — 29,825 —
—
29,825 0.7
South Dakota — 2,968 —
—
2,968 0.1
Tennessee — 25,123 —
—
25,123 0.6
Texas — 345,681 —
—
345,681 8.0
Utah — 34,518 —
—
34,518 0.8
Vermont — 8,093 —
—
8,093 0.2
Virgin Islands — 29,289 —
—
29,289 0.7
Virginia — 38,075 —
—
38,075 0.9

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Washington — 73,470 —
—
73,470 1.7
West Virginia — 14,599 —
—
14,599 0.3
Wisconsin — 52,554 —
—
52,554 1.2
Wyoming — 4,592 —
—
4,592 0.1
Short-Term Investments — — — 136,323 136,323 3.2
Total Investments — 4,149,761 — 136,323 4,286,084 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 20,070 — — — 20,070 0.5
Total Other Financial Instruments
*
$ 20,070 $ — $ — $ — $ 20,070
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 20,070
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 14,151
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 15,468
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 4,484,608
Investments, at fair value(>) ...........................................................................................................................................................
4,286,084
Cash ............................................................................................................................................................................................... 190
Receivables:
Dividends and interest ....................................................................................................................................................... 49,602
Dividends from affiliated funds .......................................................................................................................................... 37
Investments sold ................................................................................................................................................................ 11,294
Fund shares sold ................................................................................................................................................................ 13,028
Variation margin on futures contracts ................................................................................................................................. 20,076
Prepaid expenses ........................................................................................................................................................................... 53
Total assets .................................................................................................................................................
4,380,364
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 14,056
Investments purchased ...................................................................................................................................................... 62,928
Fund shares redeemed ....................................................................................................................................................... 6,727
Accrued fees to affiliates .................................................................................................................................................... 1,670
Other accrued expenses ..................................................................................................................................................... 192
Total liabilities .............................................................................................................................................
85,573
Net Assets ............................................................................................................................................................
$ 4,294,791

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (249,315)
Shares of beneficial interest ...........................................................................................................................................................
1,957
Additional paid-in capital ..............................................................................................................................................................
4,542,149
Net Assets ............................................................................................................................................................
$ 4,294,791
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.03
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 2 2 . 89
Class A — Net assets ............................................................................................................................................................. $ 34,814,998
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,580,505
Net asset value per share: Class C(#) ............................................................................................................................................. $ 21.89
Class C — Net assets ............................................................................................................................................................. $ 23,115,689
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,056,051
Net asset value per share: Class M(#) ............................................................................................................................................ $ 21.95
Class M — Net assets ............................................................................................................................................................ $ 1,231,775,105
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 56,128,616
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.94
Class S — Net assets ............................................................................................................................................................. $ 3,005,085,216
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 136,971,649
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 136,323
(a)     Due to Broker for Futures $ 14,056
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 86
Interest .............................................................................................................................................................................. 51,022
Total investment income ...............................................................................................................................................................
51,108
Expenses
Advisory fees .................................................................................................................................................................... 6,573
Administrative fees ........................................................................................................................................................... 1,052
Custodian fees ................................................................................................................................................................... 142
Distribution fees - Class A ................................................................................................................................................ 46
Distribution fees - Class C ................................................................................................................................................ 96
Transfer agent fees - Class A ............................................................................................................................................ 37
Transfer agent fees - Class C ............................................................................................................................................. 26
Transfer agent fees - Class M ............................................................................................................................................ 1,227
Transfer agent fees - Class S ............................................................................................................................................. 3,092
Professional fees ............................................................................................................................................................... 231
Registration fees ............................................................................................................................................................... 118
Shareholder servicing fees - Class C ................................................................................................................................. 32
Trustees’ fees .................................................................................................................................................................... 77
Printing fees ...................................................................................................................................................................... 63
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 12,834
Expense reductions ........................................................................................................................................................... (1,920)
Net expenses .................................................................................................................................................................................
10,914
Net investment income (loss) ........................................................................................................................................................
40,194
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (17,471)
Investments in affiliated funds .......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. 14,151
Net realized gain (loss) ..................................................................................................................................................................
(3,339)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (372,941)
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 15,468
Net change in unrealized appreciation (depreciation) ................................................................................................................... (357,468)
Net realized and unrealized gain (loss) ......................................................................................................................................... (360,807)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (320,613)

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 40,194 $ 72,354
Net realized gain (loss) ...................................................................................................................... (3,339) 4,898
Net change in unrealized appreciation (depreciation) ....................................................................... (357,468) 33,494
Net increase (decrease) in net assets from operations ............................................................................. (320,613) 110,746
Distributions
To shareholders
Class A .......................................................................................................................................... (358) (756)
Class C .......................................................................................................................................... (157) (336)
Class M ......................................................................................................................................... (14,180) (20,936)
Class S ........................................................................................................................................... (34,298) (62,448)
Net decrease in net assets from distributions .......................................................................................... (48,993) (84,476)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 424,153 1,071,416
Total Net Increase (Decrease) in Net Assets ..........................................................................
54,547 1,097,686
Net Assets
Beginning of period .................................................................................................................................
4,240,244 3,142,558
End of period ..........................................................................................................................................
$ 4,294,791 $ 4,240,244

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 113 $ 2,655 415 $ 10,020
Proceeds from reinvestment of distributions 15 353 31 746
Payments for shares redeemed (179) (4,224) (267) (6,425)
Net increase (decrease)
(51) (1,216) 179 4,341
Class C
Proceeds from shares sold 152 3,551 409 9,807
Proceeds from reinvestment of distributions 7 157 14 336
Payments for shares redeemed (217) (5,015) (289) (6,940)
Net increase (decrease)
(58) (1,307) 134 3,203
Class M
Proceeds from shares sold 11,449 267,184 31,248 750,413
Proceeds from reinvestment of distributions 604 14,149 872 20,902
Payments for shares redeemed (4,909) (113,284) (4,747) (114,063)
Net increase (decrease)
7,144 168,049 27,373 657,252
Class S
Proceeds from shares sold 24,593 574,361 41,249 991,505
Proceeds from reinvestment of distributions 1,461 34,226 2,600 62,287
Payments for shares redeemed (15,178) (349,960) (26,982) (647,172)
Net increase (decrease)
10,876 258,627 16,867 406,620
Total increase (decrease)
17,911 $ 424,153 44,553 $ 1,071,416

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2022* 23.94 .18 (1.87) (1.69) (.22) (.22)
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
Class C
April 30, 2022* 23.78 .09 (1.84) (1.75) (.14) (.14)
October 31, 2021 23.53 .23 .34 .57 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
Class M
April 30, 2022* 23.85 .22 (1.85) (1.63) (.27) (.27)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
October 31, 2017(3) 22.68 .40 .40 .80 (.37) (.37)
Class S
April 30, 2022* 23.84 .21 (1.85) (1.64) (.26) (.26)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
22.03 (7.10) 34,815 .83 .81 1.52 15
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
21.89 (7.39) 23,116 1.58 1.52 .81 15
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
21.95 (6.90) 1,231,775 .58 .42 1.92 15
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
21.94 (6.95) 3,005,085 .58 .52 1.81 15
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,071,875
Administration fees 171,978
Distribution fees 21,806
Shareholder servicing fees 4,851
Transfer agent fees 399,119
$ 1,669,629
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,027 $ 611,359 $ 656,049 $ (19) $ 5 $ 136,323 $ 86 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,519,819,260 $ 65,843,945 $ (279,509,341) $ (213,665,396)

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Global Infrastructure Fund 619
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,026.90 $ 1,018.45
Expenses Paid During Period* $ 6.43 $ 6.41
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,022.20 $ 1,014.73
Expenses Paid During Period* $ 10.18 $ 10.14
* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,028.80 $ 1,020.18
Expenses Paid During Period* $ 4.68 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
620 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,027.00 $ 1,019.69
Expenses Paid During Period* $ 5.18 $ 5.16
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 1,028.10 $ 1,020.58
Expenses Paid During Period* $ 4.27 $ 4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.1%
Australia - 9.4%
APA Group 23,632 190
Atlas Arteria, Ltd. 327,802 1,590
Aurizon Holdings, Ltd. 207,045 587
Cleanaway Waste Management, Ltd.(Æ) 63,734 143
NEXTDC, Ltd.(Æ) 24,850 193
Qube Holdings, Ltd. 263,765 541
Transurban Group - ADR(Æ) 475,322 4,751
7,995
Austria - 0.0%
Flughafen Wien AG(Æ) 839 24
Belgium - 0.1%
Elia System Operator SA 381 61
Brazil - 0.6%
CCR SA 104,400 262
Equatorial Energia SA 20,500 107
Santos Brasil Participacoes SA 92,200 132
501
Canada - 10.1%
AltaGas, Ltd. - ADR 9,728 222
Brookfield Infrastructure Corp. Class A 3,023 214
Canadian National Railway Co. 1,503 177
Canadian Pacific Railway, Ltd. 1,414 104
Emera, Inc. 7,201 348
Enbridge, Inc. 74,971 3,272
Fortis, Inc. 1,040 51
GFL Environmental, Inc. 5,329 161
Gibson Energy, Inc. 6,120 116
Keyera Corp. 4,127 102
Pembina Pipeline Corp. 41,653 1,576
TC Energy Corp.(Æ) 41,886 2,215
8,558
China - 2.2%
China Gas Holdings, Ltd. 212,000 257
China Merchants Port Holdings Co., Ltd. 253,089 441
China Resources Gas Group, Ltd. 14,000 53
COSCO SHIPPING Ports, Ltd. 314,000 222
ENN Energy Holdings, Ltd. 9,518 127
Guangdong Investment, Ltd. 187,643 240
Jiangsu Expressway Co., Ltd. Class H 482,685 476
Zhejiang Expressway Co., Ltd. Class
H(Æ) 112,000 92
1,908
Denmark - 0.9%
Orsted A/S Class A(Þ) 6,668 748
France - 7.0%
Aeroports de Paris(Æ) 5,653 799
Engie SA 28,495 335
Getlink SE 133,663 2,441
Rubis SCA 17,893 476
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SES SA 5,717 51
Veolia Environnement SA 1,556 45
Vinci SA 18,679 1,802
5,949
Germany - 1.0%
E.ON SE 24,281 254
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 3,158 171
RWE AG 9,857 412
837
Hong Kong - 0.3%
CK Infrastructure Holdings, Ltd. 17,511 118
HKBN, Ltd. 35,000 41
Hong Kong & China Gas Co., Ltd. 86,000 94
253
Italy - 5.4%
ACEA SpA 1,154 20
Atlantia SpA(Æ) 109,656 2,603
Enav SpA(Þ) 15,987 73
Enel SpA 102,505 663
Hera SpA 42,954 160
Infrastrutture Wireless Italiane SpA(Þ) 62,962 671
Snam Rete Gas SpA 31,683 174
Terna Rete Elettrica Nazionale SpA 31,459 256
4,620
Japan - 1.5%
East Japan Railway Co. 4,968 260
Japan Airport Terminal Co., Ltd.(Æ) 10,100 419
Kamigumi Co., Ltd. 16,513 281
Kansai Electric Power Co., Inc. (The) 6,700 59
West Japan Railway Co. 6,000 223
1,242
Mexico - 4.0%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 21,300 149
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 6,267 351
Grupo Aeroportuario del Pacifico SAB de
CV Class B 16,272 250
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 4,843 745
Grupo Aeroportuario del Sureste SAB de
CV Class B 55,449 1,210
Grupo Aeroportuario del Sureste SAB de
CV - ADR 1,516 331
Promotora y Operadora de
Infraestructura SAB de CV 55,387 404
3,440
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 311,510 1,567

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
622 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Port of Tauranga, Ltd. 31,813 132
1,699
Nigeria - 0.0%
IHS Holding, Ltd.(Æ) 4,603 48
Philippines - 0.2%
Converge ICT Solutions, Inc.(Æ) 136,500 75
International Container Terminal
Services, Inc. 17,535 72
147
Singapore - 0.3%
NetLink NBN Trust 92,872 67
Parkway Life Real Estate Investment
Trust(Æ)(ö) 13,017 46
Sembcorp Industries, Ltd. 83,300 176
289
Spain - 7.5%
Aena SME SA(Æ)(Þ) 24,785 3,503
Cellnex Telecom SA(Þ) 10,434 487
Ferrovial SA 15,422 394
Iberdrola SA 172,920 1,976
6,360
Switzerland - 1.5%
Flughafen Zurich AG(Æ) 7,515 1,272
United Kingdom - 2.5%
National Grid PLC 25,174 374
National Grid PLC - ADR(Ñ) 1,882 140
Pennon Group PLC 18,944 263
Scottish & Southern Energy PLC 32,399 755
Severn Trent PLC Class H 12,619 497
United Utilities Group PLC 4,962 71
2,100
United States - 40.6%
Alliant Energy Corp. 7,243 426
Ameren Corp. 3,529 328
American Electric Power Co., Inc. 4,109 407
American Tower Corp.(ö) 4,518 1,089
American Water Works Co., Inc. 1,750 270
Avista Corp. 3,400 138
Brookfield Renewable Corp. Class A 533 19
CenterPoint Energy, Inc. 24,757 758
Cheniere Energy, Inc. 21,985 2,986
Clearway Energy Operating LLC(Æ) 8,361 255
CMS Energy Corp. 722 50
Crown Castle International Corp.(ö) 4,440 822
CSX Corp. 19,422 667
Digital Realty Trust, Inc.(ö) 692 101
Dominion Energy, Inc. 27,740 2,265
DT Midstream, Inc. 22,262 1,197
DTE Energy Co. 1,702 223
Duke Energy Corp. 5,896 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Entergy Corp. 6,894 819
Equinix, Inc.(Æ)(ö) 357 257
Equitrans Midstream Corp. 6,898 54
Essential Utilities, Inc. 3,328 149
Evergy, Inc. 8,823 599
Eversource Energy(Æ) 1,994 174
Evoqua Water Technologies Corp.(Æ) 3,616 151
Exelon Corp. 16,011 749
FirstEnergy Corp. 18,172 787
Kinder Morgan, Inc. 93,567 1,698
NextEra Energy, Inc. 56,290 3,979
NiSource, Inc. 11,746 342
Norfolk Southern Corp. 1,396 360
Northwest Natural Holding Co. 2,807 134
ONEOK, Inc. 9,715 615
Pinnacle West Capital Corp. 3,763 268
Plains GP Holdings, LP Class A(Æ) 5,855 65
PNM Resources, Inc. 4,676 218
Portland General Electric Co. 2,433 115
PPL Corp. 13,686 387
Public Service Enterprise Group, Inc. 3,955 276
Radius Global Infrastructure, Inc. Class
A(Æ) 2,188 27
Republic Services, Inc. Class A 5,977 803
SBA Communications Corp.(ö) 2,282 792
Sempra Energy 12,202 1,969
Southern Co. (The) 3,309 243
Southwest Gas Holdings, Inc. 2,071 182
Spire, Inc. 2,210 161
Targa Resources Corp. 22,250 1,633
Union Pacific Corp. 1,310 307
Waste Connections, Inc. 3,936 543
Waste Management, Inc. 880 145
WEC Energy Group, Inc.(Æ) 2,328 233
Williams Cos., Inc. (The) 29,521 1,012
Xcel Energy, Inc. 21,920 1,606
34,502
Total Common Stocks
(cost $57,807) 82,553
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 2,034,477 (∞) 2,034
Total Short-Term Investments
(cost $2,034) 2,034
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 132,770 (∞) 133
Total Other Securities
(cost $133) 133
Total Investments - 99.7%
(identified cost $59,974) 84,720

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 0.3%
295
Net Assets - 100.0%
85,015

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
624 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
Aena SME SA 02/11/15 EUR 24,785 71.98 1,784
3,503
Cellnex Telecom SA 03/20/19 EUR 10,434 37.52 392
487
Enav SpA 06/07/17 EUR 15,987 4.24 68
73
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 62,962 8.53 537
671
Orsted A/S 08/15/19 DKK 6,668 105.47 703 748
5,482
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX SPI 200 Index Futures 2 AUD 370 06/22
(3)
EURO STOXX 50 Index Futures 13 EUR 486 06/22
(15)
MSCI Emerging Markets Index Futures 4 USD 211 06/22 (14)
S&P Energy Select Sector Index Futures 5 USD 392 06/22
(9)
S&P Utilities Select Sector Index Futures 12 USD 861 06/22
(42)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (83)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 130 AUD 177 06/15/22 (5)
JPMorgan Chase USD 280 EUR 254 06/15/22 (12)
Royal Bank of Canada USD 130 AUD 177 06/15/22 (5)
Royal Bank of Canada USD 34 CAD 44 05/03/22 —
Royal Bank of Canada USD 262 EUR 238 06/15/22 (10)
Royal Bank of Canada USD 281 EUR 254 06/15/22 (13)
Royal Bank of Canada USD 37 MXN 761 05/03/22 —
Royal Bank of Canada EUR 241 USD 266 06/15/22 11
State Street BRL 163 USD 33 05/03/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (34)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 7,995 $ —
$ —
$ 7,995 9.4
Austria — 24 —
—
24 —
*

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 625
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Belgium — 61 —
—
61 0.1
Brazil 501 — —
—
501 0.6
Canada 8,558 — —
—
8,558 10 . 1
China — 1,908 —
—
1,908 2.2
Denmark — 748 —
—
748 0.9
France — 5,949 —
—
5,949 7.0
Germany — 837 —
—
837 1.0
Hong Kong — 253 —
—
253 0.3
Italy — 4,620 —
—
4,620 5.4
Japan — 1,242 —
—
1,242 1.5
Mexico 3,440 — —
—
3,440 4.0
New Zealand — 1,699 —
—
1,699 2.0
Nigeria 48 — —
—
48 —
*
Philippines — 147 —
—
147 0.2
Singapore — 289 —
—
289 0.3
Spain — 6,360 —
—
6,360 7.5
Switzerland — 1,272 —
—
1,272 1.5
United Kingdom 140 1,960 —
—
2,100 2.5
United States 34,502 — —
—
34,502 40. 6
Short-Term Investments — — — 2,034 2,034 2.4
Other Securities — — — 133 133 0.2
Total Investments 47,189 35,364 — 2,167 84,720 99. 7
Other Assets and Liabilities, Net
0. 3
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 11 — — 11 —
*
A
Liabilities
Futures Contracts (83) — — — (83) (0.1)
Foreign Currency Exchange Contracts — (45) — — (45) (0.1)
Total Other Financial Instruments
**
$ (83) $ (34) $ — $ — $ (117)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
626 Global Infrastructure Fund
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
10,864
Alternative Carriers ................................................................
67
Cable & Satellite .....................................................................
51
Construction & Engineering ....................................................
2,196
Diversified ..............................................................................
2,831
Electric Utilities .....................................................................
16,279
Environmental & Facilities Services .......................................
1,795
Gas Utilities ............................................................................
2,284
Healthcare ..............................................................................
46
Highways & Railtracks ...........................................................
12,619
Integrated Telecommunication Services ..................................
1,322
Internet Services & Infrastructure ...........................................
193
Marine Ports & Services .........................................................
1,821
Mixed Industrial/Office ...........................................................
151
Multi-Utilities .........................................................................
8,753
Oil & Gas Storage & Transportation ........................................
16,541
Railroads ................................................................................
2,685
Renewable Electricity .............................................................
308
Specialized REITs ...................................................................
257
Water Utilities .........................................................................
1,490
Short-Term Investments ..........................................................
2,034
Other Securities ......................................................................
133
Total Investments .................................................................... 84,720

Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 627
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation o n foreign currency exchange contracts $ — $ 11
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 83 $ —
Unrealized depreciation on foreign currency exchange contracts — 45
Total
$ 83 $ 45
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 222 $ —
Foreign currency exchange contracts — (50)
Total
$ 222 $ (50)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (139) $ —
Foreign currency exchange contracts — (28)
Total
$ (139) $ (28)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
628 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 126 $ — $ 126
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 11 — 11
Total Financial and Derivative Assets
137 — 137
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 137 $ — $ 137
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 126 $ — $ 126 $ —
Royal Bank of Canada
11 11 — —
Total
$ 137 $ 11 $ 126 $ —

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 629
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 45 $ — $ 45
Total Financial and Derivative Liabilities
45 — 45
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 45 $ — $ 45
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 17 $ — $ — $ 17
Royal Bank of Canada 28 11 — 17
Total
$ 45 $ 11 $ — $ 34
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
630 Global Infrastructure Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 59,974
Investments, at fair value(*)(>) ......................................................................................................................................................
84,720
Foreign currency holdings(^) ......................................................................................................................................................... 575
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 11
Receivables:
Dividends and interest ....................................................................................................................................................... 122
Investments sold ................................................................................................................................................................ 942
Fund shares sold ................................................................................................................................................................ 46
Foreign capital gains taxes recoverable ............................................................................................................................. 76
From broker(a) ................................................................................................................................................................... 228
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
86,721
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,203
Fund shares redeemed ....................................................................................................................................................... 28
Accrued fees to affiliates .................................................................................................................................................... 48
Other accrued expenses ..................................................................................................................................................... 166
Variation margin on futures contracts ................................................................................................................................. 83
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 45
Payable upon return of securities loaned ....................................................................................................................................... 133
Total liabilities .............................................................................................................................................
1,706
Net Assets ............................................................................................................................................................
$ 85,015

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 631
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 23,520
Shares of beneficial interest ...........................................................................................................................................................
94
Additional paid-in capital ..............................................................................................................................................................
61,401
Net Assets ............................................................................................................................................................
$ 85,015
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 8.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.53
Class A — Net assets ............................................................................................................................................................. $ 4,672,534
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 520,452
Net asset value per share: Class C(#) .............................................................................................................................................
$ 8.84
Class C — Net assets ............................................................................................................................................................. $ 2,446,093
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 276,613
Net asset value per share: Class M(#) ............................................................................................................................................
$ 8.99
Class M — Net assets ............................................................................................................................................................ $ 8,855,181
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 985,464
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.01
Class S — Net assets ............................................................................................................................................................. $ 62,480,069
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,932,456
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 9.01
Class Y — Net assets ............................................................................................................................................................. $ 6,560,813
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 728,234
Amounts in thousands
(^)     Foreign currency holdings - cost $ 581
(*)     Securities on loan included in investments $ 126
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 2,167
(a)     Receivable from Broker for Futures $ 228
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
632 Global Infrastructure Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,197
Dividends from affiliated funds ......................................................................................................................................... 1
Securities lending income (net) ......................................................................................................................................... 2
Less foreign taxes withheld ............................................................................................................................................... (84)
Total investment income ...............................................................................................................................................................
1,116
Expenses
Advisory fees .................................................................................................................................................................... 551
Administrative fees ........................................................................................................................................................... 21
Custodian fees ................................................................................................................................................................... 77
Distribution fees - Class A ................................................................................................................................................ 6
Distribution fees - Class C ................................................................................................................................................ 9
Transfer agent fees - Class A ............................................................................................................................................ 5
Transfer agent fees - Class C ............................................................................................................................................. 2
Transfer agent fees - Class M ............................................................................................................................................ 9
Transfer agent fees - Class S ............................................................................................................................................. 66
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 45
Registration fees ............................................................................................................................................................... 36
Shareholder servicing fees - Class C ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 21
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 85 8
Expense reductions ........................................................................................................................................................... (396)
Net expenses .................................................................................................................................................................................
462
Net investment income (loss) ........................................................................................................................................................
654
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,519
Futures contracts .............................................................................................................................................................. 222
Foreign currency exchange contracts ................................................................................................................................ (50)
Foreign currency-related transactions ............................................................................................................................... (6)
Net realized gain (loss) ..................................................................................................................................................................
3,685
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (1,860)
Futures contracts .............................................................................................................................................................. (139)
Foreign currency exchange contracts ................................................................................................................................ (28)
Foreign currency-related transactions ............................................................................................................................... (13)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (2,040)
Net realized and unrealized gain (loss) ......................................................................................................................................... 1,645
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 2,299
**      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 633
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 654 $ 2,474
Net realized gain (loss) ...................................................................................................................... 3,685 20,331
Net change in unrealized appreciation (depreciation) ....................................................................... (2,040) 7,617
Net increase (decrease) in net assets from operations ............................................................................. 2,299 30,422
Distributions
To shareholders
Class A .......................................................................................................................................... (609) (354)
Class C .......................................................................................................................................... (322) (180)
Class M ......................................................................................................................................... (1,234) (1,290)
Class S ........................................................................................................................................... (9,354) (8,455)
Class Y .......................................................................................................................................... (880) (432)
Net decrease in net assets from distributions .......................................................................................... (12,399) (10,711)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (1,006) (56,718)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(11,106) (37,007)
Net Assets
Beginning of period .................................................................................................................................
96,121 133,128
End of period ..........................................................................................................................................
$ 85,015 $ 96,121

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
634 Global Infrastructure Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited)
2021
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
32
$ 282
38
$ 368
Proceeds from reinvestment of distributions
71
609
38
354
Payments for shares redeemed
(47)
(444)
(97)
(940)
Net increase (decrease)
56
447
(21)
(218)
Class C
Proceeds from shares sold
26
237
28
271
Proceeds from reinvestment of distributions
38
322
20
180
Payments for shares redeemed
(41)
(389)
(78)
(745)
Net increase (decrease)
23
170
(30)
(294)
Class M
Proceeds from shares sold
127
1,184
854
8,258
Proceeds from reinvestment of distributions
144
1,234
138
1,289
Payments for shares redeemed
(148)
(1,323)
(1,631)
(15,934)
Net increase (decrease)
123
1,095
(639)
(6,387)
Class S
Proceeds from shares sold
557
5,063
1,639
15,900
Proceeds from reinvestment of distributions
1,088
9,337
901
8,437
Payments for shares redeemed
(1,939)
(17,997)
(7,672)
(74,870)
Net increase (decrease)
(294)
(3,597)
(5,132)
(50,533)
Class Y
Proceeds from shares sold
—
—
83
792
Proceeds from reinvestment of distributions
102
879
46
432
Payments for shares redeemed
—
—
(52)
(510)
Net increase (decrease)
102
879
77
714
Total increase (decrease)
10
$ (1,006)
(5,745)
$ (56,718)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
636 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 10.16 .06 .14 .20 (.14) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
Class C
April 30, 2022* 10.03 .02 .14 .16 (.11) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
Class M
April 30, 2022* 10.17 .07 .15 .22 (.16) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(3) 11.40 .17 1.04 1.21 (.22) —
Class S
April 30, 2022* 10.20 .07 .13 .20 (.15) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
Class Y
April 30, 2022* 10.20 .08 .13 .21 (.16) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 637
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.38) 8.98 2.69 4,673 2.17 1.28 1.26 31
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(1.35) 8.84 2.22 2,446 2.92 2.03 .51 31
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(1.40) 8.99 2.88 8,855 1.92 .93 1.61 31
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(1.39) 9.01 2.70 62,480 1.92 1.03 1.50 31
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(1.40) 9.01 2.81 6,561 1.73 .8 5 1.68 31
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
638 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 29,663
Administration fees 3,529
Distribution fees 2,522
Shareholder servicing fees 508
Transfer agent fees 11,460
Trustee fees 791
$ 48,473
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,652 $ 12,646 $ 14,165 $ — $ — $ 133 $ — $ —
U.S. Cash Management Fund 2,781 21,367 22,114 — — 2,034 1 —
$ 4,433 $ 34,013 $ 36,279 $ — $ — $ 2,167 $ 1 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 64,199,621 $ 21,690,385 $ (1,287,455) $ 20,402,930

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Global Real Estate Securities Fund 639
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 939.00 $ 1,018.25
Expenses Paid During Period* $ 6.35 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 935.70 $ 1,014.53
Expenses Paid During Period* $ 9.93 $ 10.34
* Expenses are equal to the Fund's annualized expense ratio of 2.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 940.60 $ 1,019.98
Expenses Paid During Period* $ 4.67 $ 4.86
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
640 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 941.00 $ 1,020.33
Expenses Paid During Period* $ 4.33 $ 4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 940.40 $ 1,019.49
Expenses Paid During Period* $ 5.15 $ 5.36
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 941.10 $ 1,020.48
Expenses Paid During Period* $ 4.19 $ 4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 98.5%
Australia - 4.0%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 482,525 5,114
Dexus Property Group(ö) 708,317 5,519
Goodman Group(ö) 143,586 2,388
GPT Group (The)(ö) 1,037,801 3,692
Mirvac Group(ö) 3,502,048 5,930
Scentre Group(ö) 2,173,188 4,527
Shopping Centres Australasia Property
Group(ö) 870,901 1,852
29,022
Belgium - 1.1%
Aedifica SA(ö) 26,014 3,082
VGP NV 11,287 2,906
Warehouses De Pauw CVA(ö) 51,527 1,978
7,966
Canada - 2.6%
Allied Properties Real Estate Investment
Trust(ö) 136,657 4,439
Canadian Apartment Properties(ö) 88,887 3,482
Granite Real Estate Investment Trust(ö) 55,954 4,144
RioCan Real Estate Investment Trust(ö) 209,006 3,905
Tricon Residential, Inc. 218,625 3,164
19,134
France - 0.9%
Argan SA(Ñ)(ö) 16,348 1,926
ICADE SA(ö) 41,107 2,445
Klepierre SA - GDR(ö) 97,944 2,326
6,697
Germany - 3.0%
Sirius Real Estate, Ltd. 1,731,582 2,612
Vonovia SE 488,093 19,518
22,130
Hong Kong - 4.8%
CK Asset Holdings, Ltd. 989,000 6,695
ESR Cayman, Ltd.(Æ)(Þ) 818,400 2,482
Link Real Estate Investment Trust(ö) 1,170,400 10,092
Sands China, Ltd.(Æ) 638,800 1,402
Sun Hung Kai Properties, Ltd. 838,500 9,661
Swire Properties, Ltd. 522,800 1,245
Wharf Real Estate Investment Co., Ltd. 730,964 3,428
Yuexiu Real Estate Investment Trust(ö) 49,000 20
35,025
Japan - 9.1%
Activia Properties, Inc.(ö) 1,209 3,860
Daiwa House REIT Investment Corp.(ö) 862 2,091
Global One Real Estate Investment
Corp.(ö) 2,249 1,929
GLP J-REIT(ö) 2,509 3,370
Hulic REIT, Inc.(ö) 1,570 1,952
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(Æ)(ö) 1,110 1,592
Invincible Investment Corp.(ö) 4,255 1,391
Japan Excellent, Inc.(ö) 328 322
Japan Retail Fund Investment Corp.(ö) 4,211 3,350
Keihanshin Building Co., Ltd. 122,600 1,273
Kenedix Retail REIT Corp.(ö) 1,274 2,672
LaSalle Logiport REIT(ö) 1,025 1,388
Mitsubishi Estate Co., Ltd. 399,700 5,789
Mitsui Fudosan Co., Ltd. 507,600 10,712
Mitsui Fudosan Logistics Park, Inc.(ö) 461 1,973
Mori Trust Hotel REIT, Inc.(ö) 2,635 2,615
Mori Trust Sogo REIT, Inc.(ö) 2,295 2,502
Nippon Building Fund, Inc.(ö) 587 3,041
Nippon Prologis REIT, Inc.(Æ)(ö) 568 1,576
Nomura Real Estate Holdings, Inc. 115,000 2,789
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 2,317 2,900
Samty Residential Investment Corp.(ö) 1,805 1,825
TOC Co., Ltd. 27,900 143
Tokyu Fudosan Holdings Corp. 697,800 3,628
United Urban Investment Corp.(ö) 1,565 1,706
66,389
Netherlands - 1.0%
CTP NV(Þ) 106,674 1,500
Eurocommercial Properties NV(ö) 36,422 879
Unibail-Rodamco-Westfield(Æ)(ö) 69,968 4,957
7,336
Singapore - 3.7%
Ascendas India Trust 1,240,072 1,123
Cambridge Industrial Trust(ö) 626,897 176
CapitaLand Integrated Commercial Trust
Class A(ö) 3,032,044 5,073
Capitaland Investment, Ltd.(Æ) 2,200,800 6,683
CapitaRetail China Trust(ö) 776,946 654
City Developments, Ltd. 331,500 2,030
Daiwa House Logistics Trust(Æ) 1,576,900 961
Frasers Logistics & Commercial Trust(ö) 2,236,700 2,327
Keppel REIT(ö) 2,434,100 2,136
Lendlease Global Commercial REIT(Æ)
(ö) 1,622,300 930
Mapletree Logistics Trust(ö) 1,514,900 1,952
Parkway Life Real Estate Investment
Trust(Æ)(ö) 727,502 2,532
26,577
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 86,110 855
Cellnex Telecom SA(Þ) 35,584 1,663
Inmobiliaria Colonial Socimi SA(ö) 225,976 1,890
4,408
Sweden - 1.9%
Castellum AB 203,935 4,009
Catena AB 30,875 1,604

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
642 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB 218,268 2,633
Fastighets AB Balder Class B(Æ) 95,011 4,710
Wihlborgs Fastigheter AB(Ñ) 47,076 810
13,766
Switzerland - 0.2%
PSP Swiss Property AG 11,077 1,397
United Kingdom - 5.6%
Assura PLC(ö) 2,118,981 1,754
Big Yellow Group PLC(ö) 117,820 2,105
British Land Co. PLC (The)(ö) 1,132,160 7,260
Derwent London PLC(ö) 71,323 2,700
Grainger PLC 1,150,606 4,258
Life Science REIT PLC(Æ)(ö) 409,505 526
LondonMetric Property PLC(ö) 1,092,533 3,673
PRS REIT PLC (The)(ö) 536,470 727
Safestore Holdings PLC(ö) 146,145 2,298
Segro PLC(ö) 514,290 8,606
Tritax EuroBox PLC(Þ) 821,526 1,042
UNITE Group PLC (The)(ö) 327,765 4,641
Workspace Group PLC(ö) 151,619 1,261
40,851
United States - 60.0%
Agree Realty Corp.(ö) 104,851 7,121
American Homes 4 Rent Class A(ö) 174,583 6,915
American Tower Corp.(ö) 15,085 3,636
Americold Realty Trust(ö) 159,599 4,210
Apartment Income REIT Corp.(ö) 210,863 10,368
Apple Hospitality REIT, Inc.(ö) 145,629 2,576
AvalonBay Communities, Inc.(ö) 76,934 17,501
Boston Properties, Inc.(ö) 102,918 12,103
Boyd Gaming Corp. 31,223 1,891
Brixmor Property Group, Inc.(ö) 254,451 6,458
Camden Property Trust(ö) 34,395 5,396
Digital Realty Trust, Inc.(ö) 152,239 22,245
Duke Realty Corp.(ö) 148,588 8,135
EastGroup Properties, Inc.(ö) 36,943 6,927
Equinix, Inc.(Æ)(ö) 13,623 9,796
Essential Properties Realty Trust, Inc.(ö) 204,516 4,908
Essex Property Trust, Inc.(ö) 27,341 9,003
Extra Space Storage, Inc.(ö) 43,558 8,276
First Industrial Realty Trust, Inc.(ö) 84,298 4,889
Healthcare Trust of America, Inc. Class
A(ö) 71,304 2,172
Healthpeak Properties, Inc.(ö) 435,778 14,298
Highwoods Properties, Inc.(ö) 78,470 3,205
Host Hotels & Resorts, Inc.(ö) 275,612 5,609
Independence Realty Trust, Inc.(ö) 179,545 4,894
Invitation Homes, Inc.(ö) 427,077 17,006
Jones Lang LaSalle, Inc.(Æ) 18,661 4,082
Kilroy Realty Corp.(ö) 72,042 5,043
Kimco Realty Corp.(ö) 611,010 15,477
Kite Realty Group Trust(ö) 256,579 5,722
Life Storage, Inc.(Æ)(ö) 73,402 9,725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mid-America Apartment Communities,
Inc.(ö) 51,289 10,088
Netstreit Corp.(ö) 122,751 2,654
Omega Healthcare Investors, Inc.(ö) 137,775 3,511
Prologis, Inc.(ö) 297,178 47,636
Public Storage(ö) 87,395 32,468
Realty Income Corp.(ö) 150,212 10,419
Ryman Hospitality Properties, Inc.(Æ)(ö) 70,040 6,547
SBA Communications Corp.(ö) 5,251 1,823
Simon Property Group, LP(ö) 128,645 15,180
SL Green Realty Corp.(ö) 36,764 2,545
Spirit Realty Capital, Inc.(ö) 56,508 2,455
STAG Industrial, Inc.(ö) 112,075 4,183
Sun Communities, Inc.(ö) 54,237 9,522
Sunstone Hotel Investors, Inc.(Æ)(ö) 197,334 2,417
UDR, Inc.(ö) 184,782 9,832
Ventas, Inc.(ö) 195,812 10,877
VICI Properties, Inc.(ö) 36,912 1,100
Welltower, Inc.(ö) 275,052 24,977
WP Carey, Inc.(ö) 1,956 158
437,979
Total Common Stocks
(cost $592,363) 718,677
Short-Term Investments - 1.1%
United States - 1.1%
U.S. Cash Management Fund(@) 8,168,784 (∞) 8,166
Total Short-Term Investments
(cost $8,166) 8,166
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 821,465 (∞) 821
Total Other Securities
(cost $821) 821
Total Investments - 99.7%
(identified cost $601,350) 727,664
Other Assets and Liabilities, Net
- 0.3%
2,323
Net Assets - 100.0%
729,987

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 643
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
Cellnex Telecom SA 03/25/22 EUR 35,584 48.05 1,710
1,663
CTP NV 04/06/21 EUR 106,674 19.24 2,053
1,500
ESR Cayman, Ltd. 01/07/22 HKD 818,400 3.23 2,645
2,482
Tritax EuroBox PLC 03/15/21 EUR 821,526 1.48 1,219 1,042
6,687
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX SPI 200 Index Futures 3 AUD 556 06/22
4
Dow Jones U.S. Real Estate Index Futures 116 USD 4,664 06/22
(229)
FTSE/EPRA Europe Index Futures 73 EUR 1,596 06/22
(90)
Hang Seng Index Futures 5 HKD 5,251 05/22
36
MSCI Singapore Index Futures 14 SGD 439 05/22
5
S&P/TSX 60 Index Futures 2 CAD 501 06/22
(16)
TOPIX Index Futures 7 JPY 133,210 06/22 18
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (272)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 512 USD 407 06/15/22 9
Bank of America EUR 1 USD 1 05/03/22 —
Bank of America EUR 283 USD 314 06/15/22 14
Bank of America EUR 450 USD 492 06/15/22 17
Bank of America EUR 520 USD 565 06/15/22 15
Bank of America EUR 876 USD 934 06/15/22 8
Bank of America HKD 368 USD 47 05/03/22 —
Bank of America HKD 3,670 USD 468 06/15/22 —
Bank of America JPY 7,251 USD 57 05/02/22 1
Bank of America JPY 41,351 USD 333 06/15/22 14
Bank of America JPY 78,380 USD 616 06/15/22 11
Bank of New York EUR 66 USD 70 05/02/22 —
JPMorgan Chase USD 260 AUD 354 06/15/22 (9)
JPMorgan Chase USD 303 CAD 388 06/15/22 —
JPMorgan Chase USD 2,031 EUR 1,840 06/15/22 (86)
JPMorgan Chase USD 533 HKD 4,169 06/15/22 (2)
JPMorgan Chase USD 1,189 JPY 137,356 06/15/22 (130)
JPMorgan Chase USD 358 SGD 488 06/15/22 (6)
Royal Bank of Canada USD 253 AUD 345 06/15/22 (9)
Royal Bank of Canada USD 260 AUD 354 06/15/22 (9)
Royal Bank of Canada USD 208 CAD 263 06/15/22 (3)
Royal Bank of Canada USD 303 CAD 388 06/15/22 (1)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
644 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 1,419 EUR 1,301 06/15/22 (44)
Royal Bank of Canada USD 2,039 EUR 1,840 06/15/22 (94)
Royal Bank of Canada USD 228 HKD 1,789 06/15/22 —
Royal Bank of Canada USD 257 HKD 2,006 06/15/22 (1)
Royal Bank of Canada USD 533 HKD 4,169 06/15/22 (2)
Royal Bank of Canada USD 902 JPY 112,910 06/15/22 (31)
Royal Bank of Canada USD 1,189 JPY 137,356 06/15/22 (128)
Royal Bank of Canada USD 359 SGD 488 06/15/22 (7)
Royal Bank of Canada AUD 313 USD 236 06/15/22 14
Royal Bank of Canada EUR 210 USD 233 06/15/22 11
Royal Bank of Canada EUR 233 USD 257 06/15/22 11
Royal Bank of Canada EUR 273 USD 295 06/15/22 7
Royal Bank of Canada EUR 405 USD 446 06/15/22 18
Royal Bank of Canada HKD 304 USD 39 05/04/22 —
Royal Bank of Canada HKD 1,816 USD 232 06/15/22 —
Royal Bank of Canada JPY 38,574 USD 301 06/15/22 3
Royal Bank of Canada JPY 39,298 USD 326 06/15/22 23
Royal Bank of Canada JPY 39,432 USD 320 06/15/22 15
Royal Bank of Canada SGD 296 USD 218 06/15/22 4
UBS HKD 1,747 USD 224 06/15/22 1
UBS JPY 2,322 USD 20 06/15/22 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (364)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 29,022 $ —
$ —
$ 29,022 4.0
Belgium — 7,966 —
—
7,966 1.1
Canada 19,134 — —
—
19,134 2.6
France — 6,697 —
—
6,697 0.9
Germany — 22,130 —
—
22,130 3.0
Hong Kong — 35,025 —
—
35,025 4.8
Japan — 66,389 —
—
66,389 9.1
Netherlands — 7,336 —
—
7,336 1.0
Singapore — 26,577 —
—
26,577 3.7
Spain — 4,408 —
—
4,408 0.6
Sweden — 13,766 —
—
13,766 1.9
Switzerland — 1,397 —
—
1,397 0.2
United Kingdom — 40,851 —
—
40,851 5.6
United States 437,979 — —
—
437,979 60.0
Short-Term Investments — — — 8,166 8,166 1.1
Other Securities — — — 821 821 0.1

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 645
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Investments 457,113 261,564 — 8,987 727,664 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 63 — — — 63 —
*
Foreign Currency Exchange Contracts 1 197 — — 198 —
*
A
Liabilities
Futures Contracts (335) — — — (335) (—)
*
Foreign Currency Exchange Contracts — (562) — — (562) (0.1)
Total Other Financial Instruments
**
$ (271) $ (365) $ — $ — $ (636)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
32,041
Diversified ..............................................................................
211,468
Healthcare ..............................................................................
60,121
Industrial ................................................................................
92,985
Lodging/Resorts ......................................................................
24,146
Office ......................................................................................
57,533
Residential ..............................................................................
91,682
Retail ......................................................................................
93,829
Self Storage .............................................................................
54,872
Short-Term Investments ..........................................................
8,166
Other Securities .....................................................................
821
Total Investments .................................................................... 727,664

See accompanying notes which are an integral part of the financial statements.
646 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 198
Variation margin on futures contracts* 63 —
Total
$ 63 $ 198
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 335 $ —
Unrealized depreciation on foreign currency exchange contracts — 562
Total
$ 335 $ 562
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (522) $ —
Foreign currency exchange contracts — (355)
Total
$ (522) $ (355)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (433) $ —
Foreign currency exchange contracts — (243)
Total
$ (433) $ (243)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 647
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 770 $ — $ 770
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 198 — 198
Total Financial and Derivative Assets
968 — 968
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 968 $ — $ 968
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 858 $ — $ 770 $ 88
Royal Bank of Canada
107 107 — —
UBS
3 — — 3
Total
$ 968 $ 107 $ 770 $ 91

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
648 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 562 $ — $ 562
Total Financial and Derivative Liabilities
562 — 562
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 562 $ — $ 562
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 233 $ — $ — $ 233
Royal Bank of Canada 329 107 — 222
Total
$ 562 $ 107 $ — $ 455
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 649
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 601,350
Investments, at fair value(*)(>) ......................................................................................................................................................
727,664
Foreign currency holdings(^) ......................................................................................................................................................... 1,805
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 198
Receivables:
Dividends and interest ....................................................................................................................................................... 1,475
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 283
Fund shares sold ................................................................................................................................................................ 617
Foreign capital gains taxes recoverable ............................................................................................................................. 169
From broker(a) ................................................................................................................................................................... 7 11
Prepaid expenses ........................................................................................................................................................................... 11
Total assets .................................................................................................................................................
732,936
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 71
Fund shares redeemed ....................................................................................................................................................... 441
Accrued fees to affiliates .................................................................................................................................................... 622
Other accrued expenses ..................................................................................................................................................... 161
Variation margin on futures contracts ................................................................................................................................. 271
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 562
Payable upon return of securities loaned ....................................................................................................................................... 821
Total liabilities .............................................................................................................................................
2,949
Net Assets ............................................................................................................................................................
$ 729,987

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
650 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 99,636
Shares of beneficial interest ...........................................................................................................................................................
216
Additional paid-in capital ..............................................................................................................................................................
630,135
Net Assets ............................................................................................................................................................
$ 729,987
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 32.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 34.79
Class A — Net assets ............................................................................................................................................................. $ 14,669,160
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 447,435
Net asset value per share: Class C(#) ............................................................................................................................................. $ 31.14
Class C — Net assets ............................................................................................................................................................. $ 9,837,746
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 315,948
Net asset value per share: Class M(#) ............................................................................................................................................ $ 33.86
Class M — Net assets ............................................................................................................................................................ $ 111,300,882
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,287,050
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 33.91
Class R6 — Net assets ........................................................................................................................................................... $ 2,489,459
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 73,409
Net asset value per share: Class S(#) .............................................................................................................................................. $ 33.91
Class S — Net assets ............................................................................................................................................................. $ 489,267,851
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 14,430,118
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 33.90
Class Y — Net assets ............................................................................................................................................................. $ 102,422,054
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 3,021,439
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,836
(*)     Securities on loan included in investments $ 770
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 8,987
(a)     Receivable from Broker for Futures $ 7 11
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 651
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,809
Dividends from affiliated funds ......................................................................................................................................... 8
Securities lending income (net) ......................................................................................................................................... 5
Less foreign taxes withheld ............................................................................................................................................... (405)
Total investment income ...............................................................................................................................................................
8,417
Expenses
Advisory fees .................................................................................................................................................................... 3,156
Administrative fees ........................................................................................................................................................... 189
Custodian fees ................................................................................................................................................................... 101
Distribution fees - Class A ................................................................................................................................................ 19
Distribution fees - Class C ................................................................................................................................................ 40
Transfer agent fees - Class A ............................................................................................................................................ 15
Transfer agent fees - Class C ............................................................................................................................................. 11
Transfer agent fees - Class M ............................................................................................................................................ 119
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 525
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 61
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ................................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 49
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 4,382
Expense reductions ........................................................................................................................................................... (257)
Net expenses .................................................................................................................................................................................
4,125
Net investment income (loss) ........................................................................................................................................................
4,292
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 17,874
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (522)
Foreign currency exchange contracts ................................................................................................................................ (355)
Foreign currency-related transactions ............................................................................................................................... (88)
Net realized gain (loss) ..................................................................................................................................................................
16,907
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (67,096)
Futures contracts .............................................................................................................................................................. (433)
Foreign currency exchange contracts ................................................................................................................................ (243)
Foreign currency-related transactions ............................................................................................................................... (118)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (67,890)
Net realized and unrealized gain (loss) ......................................................................................................................................... (50,983)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (46,691)

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
652 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,292 $ 15,080
Net realized gain (loss) ...................................................................................................................... 16,907 62,043
Net change in unrealized appreciation (depreciation) ....................................................................... (67,890) 134,083
Net increase (decrease) in net assets from operations ............................................................................. (46,691) 211,206
Distributions
To shareholders
Class A .......................................................................................................................................... (943) (196)
Class C .......................................................................................................................................... (654) (107)
Class M ......................................................................................................................................... (7,248) (1,414)
Class R6 ........................................................................................................................................ (167) (44)
Class S ........................................................................................................................................... (31,682) (6,727)
Class Y .......................................................................................................................................... (7,194) (1,467)
Net decrease in net assets from distributions .......................................................................................... (47,888) (9,955)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 2,883 100,977
Total Net Increase (Decrease) in Net Assets ..........................................................................
(91,696) 302,228
Net Assets
Beginning of period .................................................................................................................................
821,683 519,455
End of period ..........................................................................................................................................
$ 729,987 $ 821,683

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 653
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 25 $ 863 36 $ 1,194
Proceeds from reinvestment of distributions 26 937 6 195
Payments for shares redeemed (35) (1,252) (76) (2,534)
Net increase (decrease)
16 548 (34) (1,145)
Class C
Proceeds from shares sold 7 229 14 454
Proceeds from reinvestment of distributions 19 653 3 106
Payments for shares redeemed (29) (973) (90) (2,808)
Net increase (decrease)
(3) (91) (73) (2,248)
Class M
Proceeds from shares sold 245 8,909 2,152 74,427
Proceeds from reinvestment of distributions 198 7,247 40 1,414
Payments for shares redeemed (379) (13,712) (365) (12,785)
Net increase (decrease)
64 2,444 1,827 63,056
Class R6
Proceeds from shares sold 3 100 15 490
Proceeds from reinvestment of distributions 4 167 1 44
Payments for shares redeemed (9) (343) (20) (745)
Net increase (decrease)
(2) (76) (4) (211)
Class S
Proceeds from shares sold 889 32,584 4,907 172,336
Proceeds from reinvestment of distributions 864 31,600 188 6,707
Payments for shares redeemed (1,488) (54,224) (5,590) (190,523)
Net increase (decrease)
265 9,960 (495) (11,480)
Class Y
Proceeds from shares sold 5 194 2,097 73,712
Proceeds from reinvestment of distributions 197 7,194 41 1,467
Payments for shares redeemed (473) (17,290) (617) (22,174)
Net increase (decrease)
(271) (9,902) 1,521 53,005
Total increase (decrease)
69 $ 2,883 2,742 $ 100,977

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
654 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 37.09 .14 (2.25) (2.11) (1.18) (1.01)
October 31, 2021 26.92 .63 9.99 10.62 (.45) —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61)
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
Class C
April 30, 2022* 35.34 .01 (2.14) (2.13) (1.06) (1.01)
October 31, 2021 25.77 .35 9.55 9.90 (.33) —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61)
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
Class M
April 30, 2022* 38.24 .21 (2.33) (2.12) (1.25) (1.01)
October 31, 2021 27.71 .84 10.22 11.06 (.53) —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61)
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(3) 33.36 .22 1.37 1.59 (.49) —
Class R6
April 30, 2022* 38.29 .22 (2.33) (2.11) (1.26) (1.01)
October 31, 2021 27.74 .78 10.32 11.10 (.55) —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61)
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
Class S
April 30, 2022* 38.28 .19 (2.32) (2.13) (1.23) (1.01)
October 31, 2021 27.75 .74 10.29 11.03 (.50) —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61)
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
Class Y
April 30, 2022* 38.28 .23 (2.34) (2.11) (1.26) (1.01)
October 31, 2021 27.73 .88 10.22 11.10 (.55) —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61)
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 655
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.19) 32.79 (6.10) 14,669 1.37 1.32 .81 33
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(2.07) 31.14 (6.43) 9,838 2.12 2.07 .06 33
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(2.26) 33.86 (5.94) 111,301 1.12 .97 1.16 33
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(2.27) 33.91 (5.90) 2,489 .97 .90 1.23 33
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(2.24) 33.91 (5.96) 489,268 1.12 1.07 1.06 33
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(2.27) 33.90 (5.89) 102,422 .92 .87 1.26 33
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
656 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 479,296
Administration fees 30,761
Distribution fees 9,611
Shareholder servicing fees 2,146
Transfer agent fees 99,908
$ 621,722
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 3,165 $ 48,500 $ 50,844 $ — $ — $ 821 $ — $ —
U.S. Cash Management Fund 14,739 131,748 138,319 (2) — 8,166 8 —
$ 17,904 $ 180,248 $ 189,163 $ (2) $ — $ 8,987 $ 8 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 647,006,276 $ 94,457,978 $ (14,435,328) $ 80,022,650

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Multi-Strategy Income Fund 657
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 915.80 $ 1,019.74
Expenses Paid During Period* $ 4.85 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 912.30 $ 1,016.02
Expenses Paid During Period* $ 8.39 $ 8.85
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 917.70 $ 1,021.47
Expenses Paid During Period* $ 3.19 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
658 Multi-Strategy Income Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 916.30 $ 1,020.98
Expenses Paid During Period* $ 3.66 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 918.30 $ 1,021.97
Expenses Paid During Period* $ 2.71 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 58.5%
Corporate Bonds and Notes - 8.7%
Aircastle , Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 71
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 131 113
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ)(Ñ) 237 204
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 616 560
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 33 32
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 1,459 1,422
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 113
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 121
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 210 217
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 569 575
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 256 245
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 190 190
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 627 635
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ) 202 206
Benefitfocus , Inc.
1.250% due 12/15/23 163 154
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ)(Ñ) 161 140
Charles Schwab Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 49 47
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 312 314
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 227 192
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 624 566
Chegg , Inc.
4.794% due 09/01/26 (Þ) 1,005 780
Citigroup, Inc.
5.950% due 07/31/49 (USD 3 Month
LIBOR + 4.068%)(Ê)(ƒ) 268 268
5.900% due 12/29/49 (USD 3 Month
LIBOR + 4.230%)(Ê)(ƒ)(Ñ) 250 254
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 407 368
Series P
5.950% due 12/29/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 272 266
Series T
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.517%)(Ê)(ƒ) 160 160
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 129 132
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 330
Comerica, Inc.
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ)(Ñ) 116 118
Discover Financial Services
Series C
5.500% due 12/31/99 (USD 3 Month
LIBOR + 3.076%)(Ê)(ƒ) 176 159
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 80 81
DISH Network Corp.
2.375% due 03/15/24 1,372 1,275
DocuSign, Inc.
0.000% due 01/15/24 443 411
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.993%)(Ê)(ƒ) 175 167

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
660 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 176 161
Duke Energy Corp.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.388%)(Ê)(ƒ) 155 153
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 248 229
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 188 170
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 262 247
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 171
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 150 148
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 165 153
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 125 125
EZCORP, Inc.
2.375% due 05/01/25 998 902
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 286
Fastly , Inc.
7.664% due 03/15/26 509 383
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 260 236
General Electric Co.
Series D
4.156% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 140 132
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 96 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.623%)(Ê)(ƒ)(Ñ) 184 184
Series V
4.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.949%)(Ê)(ƒ) 63 56
Gossamer Bio, Inc.
5.000% due 06/01/27 46 33
Greenlight Capital, Inc.
4.000% due 08/01/23 289 272
Groupon, Inc.
1.125% due 03/15/26 692 527
Haemonetics Corp.
0.000% due 03/01/26 671 530
Hartford Financial Services Group, Inc.
Series ICON
2.631% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 225 198
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 150 145
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 663 614
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 20
ILFC E-Capital Trust I
4.050% due 12/21/65 (~)(Ê)(Þ) 210 164
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 536 515
Invacare Corp.
5.000% due 11/15/24 289 251
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,121 1,005
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 66 63
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 47 42
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 349 355
Series U
6.125% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 175 176
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 300 301
Kaman Corp.
3.250% due 05/01/24 1,093 1,064
Karyopharm Therapeutics, Inc.
3.000% due 10/15/25 185 148
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 948 951
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Ê)(ƒ)(Þ)(~) 185 193
LendingTree , Inc.
0.500% due 07/15/25 2,378 1,901

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Liberty Broadband Corp.
1.250% due 09/30/50 1,005 945
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 678 653
Liberty Mutual Group, Inc.
4.125% due 12/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.315%)(Ê)(Þ) 119 108
Liberty TripAdvisor Holings , Inc.
0.500% due 06/30/51 346 273
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,639 1,576
Magnite , Inc.
0.250% due 03/15/26 347 270
Markel Corp.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.662%)(Ê)(ƒ) 147 150
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 100 114
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 278
10.750% due 08/01/39 136 190
MFA Financial, Inc.
6.250% due 06/15/24 1,084 1,068
MicroStrategy , Inc.
0.000% due 02/15/27 1,340 849
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 570 524
New Mountain Finance Corp.
5.750% due 08/15/23 1,320 1,352
NuVasive , Inc.
1.000% due 06/01/23 494 485
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,118 1,112
PNC Financial Services Group, Inc.
(The)
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 190 190
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 383 383
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 325 316
Radius Health, Inc.
3.000% due 09/01/24 295 285
Redfin Corp.
0.500% due 04/01/27 114 70
Redwood Trust, Inc.
4.750% due 08/15/23 346 341
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 90 92
RWT Holdings, Inc.
5.750% due 10/01/25 430 399
SBL Holdings LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 140 123
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Ñ)(Þ) 150 135
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 302 265
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 365 360
South Jersey Industries, Inc.
5.020% due 04/15/31 100 96
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 265 252
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.202%)(Ê)(ƒ) 170 148
Series D
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.074%)(Ê)(ƒ) 120 104
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 140 115
Theravance Biopharma, Inc.
3.250% due 11/01/23 605 565
Tilray , Inc.
5.000% due 10/01/23 271 264
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 120
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 123 123
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 163 162
Twitter, Inc.
0.000% due 03/15/26 546 516
Wayfair, Inc.
0.625% due 10/01/25 (Þ) 116 87
Wells Fargo & Co.
5.950% due 12/15/36 190 206
Series B
7.950% due 11/15/29 114 139

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
662 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 615 561
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 371 374
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,229 1,180
42,115
International Debt - 16.6%
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 200 171
AES Panama Generation Holdings SRL
Series REGS
7.750% due 02/02/24 1,788 1,525
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 224 205
AVI, Ltd.
Series REGS
3.800% due 09/16/25 680 687
AXA SA
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 200 248
Banco Mercantil del Norte SA
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.034%)(Ê)(ƒ)(Þ) 200 179
Banco Santander SA
7.500% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.989%)(Ê)(ƒ) 200 202
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.036%)(Ê)(ƒ)(Þ) 400 414
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 135 132
Barclays PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 200 196
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 400 412
BNP Paribas SA
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 201
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Þ) 200 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 500 520
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 280 272
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 565 542
Brazil Minas SPE
Series REGS
5.333% due 02/15/28 1,496 1,503
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 722 626
4.677% due 02/09/51 296 210
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)(Ê)(ƒ) 200 197
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 1,272 933
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 400 410
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 215
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 201
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)(Ê)(ƒ) 200 200
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 200
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 300 282
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate + 4.332%)
(Ê)(ƒ)(Þ) 400 390
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 400 396
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Ñ)(Þ) 500 510
Deutsche Bank AG

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)(ƒ) 200 196
Series #
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 186
Development Bank of Kazkhstan JSC
Series REGS
2.950% due 05/06/31 1,279 1,033
DP World PLC
Series REGS
6.850% due 07/02/37 720 817
Ecopetrol SA
4.625% due 11/02/31 1,148 959
7.375% due 09/18/43 300 273
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 200 195
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 387 392
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate)(Ê)(ƒ) 1,095 1,105
Emirates Sembcorp Water & Power Co.
Series REGS
4.450% due 08/01/35 310 310
Empresa de los Ferrocarriles del Estado
Series REGS
3.830% due 09/14/61 288 220
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 1,332 1,242
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
3.693% due 09/13/61 301 220
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 1,488 1,123
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 244 246
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 298
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 412 409
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 1,680 1,657
Export-Import Bank of China
4.000% due 11/28/47 1,487 1,482
Export-Import Bank of India
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 01/13/31 1,431 1,164
Fortune Star (BVI) Ltd. Co.
5.950% due 10/19/25 1,525 1,389
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3 Month
LIBOR + 4.370%)(Ê)(ƒ) 250 256
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 963 817
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 24
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 1,281 1,233
GSK Finance No. 3 PLC
1.841% due 06/22/23 1,223 1,177
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê)(Þ) 200 201
Hope Bancorp, Inc.
2.000% due 05/15/38 1,389 1,358
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3 Month
LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 161
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE Swap
Rate NY 5 Year Rate + 4.368%)(Ê)(ƒ) 200 201
Hutama Karya Persero PT
Series REGS
3.750% due 05/11/30 1,463 1,390
Indonesia Eximbank
3.875% due 04/06/24 600 598
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)(ƒ) 200 200
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 192
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,766 1,446
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 202
Jazz Investments I, Ltd.
1.500% due 08/15/24 185 188
JOYY, Inc.
0.750% due 06/15/25 (Þ) 709 651
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 142
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 200 202
KazMunayGas National Co. JSC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
664 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.375% due 09/26/27 200 183
3.500% due 04/14/33 200 166
6.375% due 10/24/48 638 609
La Mondiale SAM
5.875% due 01/26/47 (USD ICE Swap
Rate NY 5 Year Rate + 4.482%)(Ê) 200 202
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê) 200 178
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 488 443
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)(ƒ) 400 408
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.815%)(Ê)(ƒ) 200 201
Macquarie Bank, Ltd.
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.703%)(Ê)
(ƒ) (Þ) 200 193
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 1,425 1,452
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)(Ê)(Þ) 400 405
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 418 333
Momo , Inc.
1.250% due 07/01/25 (Þ) 617 561
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 2,000 1,436
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 1,340 1,328
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)(ƒ) 400 421
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 197
NIO, Inc.
0.500% due 02/01/27 509 394
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 364 371
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 203
OCP, Inc.
Series REGS
3.750% due 06/23/31 955 808
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 1,072 1,178
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 780 700
OQ SAOC
Series REGS
5.125% due 05/06/28 418 406
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 2,198 1,413
Pertamina Persero PT
Series REGS
2.300% due 02/09/31 224 187
4.150% due 02/25/60 850 672
Petrobras Global Finance BV
7.250% due 03/17/44 177 177
6.850% due 06/05/15 1,399 1,233
Petroleos del Peru SA
Series REGS
4.750% due 06/19/32 578 469
5.625% due 06/19/47 746 542
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 (Ê)(ƒ)(~) 104 72
Series WI
7.690% due 01/23/50 1,605 1,254
6.950% due 01/28/60 1,688 1,224
Petronas Capital, Ltd.
Series REGS
3.404% due 04/28/61 1,323 1,043
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ) 200 196
Pinduoduo , Inc.
2.227% due 12/01/25 370 326
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 1,370 1,496
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,571 1,371
Qatar Reinsurance Co. Ltd.
4.950% due 12/31/99 (Ê)(ƒ)(~) 1,174 1,162
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE Swap
Rate NY 10 Year Rate + 4.395%)(Ê) 406 410
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 201
Rothesay Life PLC
Series NC6
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.580%)(Ê)(ƒ) 200 179
SA Global Sukuk Ltd.
Series REGS
2.694% due 06/17/31 1,531 1,377
Samruk-Kazyna JSC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.000% due 10/28/26 200 175
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 1,592 1,387
Saudi Electricity Global Sukuk Co.
Series REGS
5.060% due 04/08/43 200 200
5.500% due 04/08/44 200 210
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 290
Scorpio Tankers, Inc.
3.000% due 05/15/25 (Þ) 96 104
SFL Corp., Ltd.
4.875% due 05/01/23 879 887
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate + 5.873%)
(Ê)(ƒ)(Ñ)(Þ) 200 208
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 400 409
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 382
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 684 729
Standard Chartered PLC
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 400 410
Svenska Handelsbanken AB
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.689%)(Ê)(ƒ) 200 201
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 1,655 1,509
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 315 303
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 157 152
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 598 599
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 398 389
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 936 971
Turkiye Ihracat Kredi Bankasi AS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 07/06/26 1,667 1,512
UBS Group AG
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)(ƒ) 200 204
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)(ƒ) 200 202
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 200 203
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)(ƒ) 200 202
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 1,534 1,256
VIVAT NV
6.250% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.174%)(Ê)(ƒ) 200 200
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 108
WisdomTree Investments, Inc.
3.250% due 06/15/26 668 631
YPF SA
Series REGS
6.950% due 07/21/27 100 72
79,825
Mortgage-Backed Securities - 32.9%
Fannie Mae
4.500% due 2049 10 11
5.000% due 2049 38 40
30 Year TBA(Ï)
2.500% — 24
3.000% 12,000 11,302
3.500% 23,000 22,278
4.000% 37,000 36,739
4.500% 25,000 25,532
Series 2016-422 Class C12
Interest Only STRIPS
4.000% due 12/25/45 1,680 265
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 249 43
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,312 251
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 783 116

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
666 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,939 128
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41 200 10
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 813 142
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 299 7
Series 2013-54 Class LI
Interest Only STRIPS
7.000% due 11/25/34 901 169
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 336 15
Series 2013-90 Class SD
Interest Only STRIPS
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 516 72
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 972 161
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 544 98
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 521 110
Series 2015-66 Class AS
Interest Only STRIPS
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,608 185
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,210 283
Series 2015-84 Class PI
Interest Only STRIPS
5.500% due 08/25/33 1,216 177
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 2,064 320
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,349 206
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,265 237
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,354 174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47 1,939 349
Series 2017-75 Class NI
Interest Only STRIPS
5.000% due 11/25/46 761 142
Series 2017-112 Class SG
Interest Only STRIPS
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,112 136
Series 2017-113 Class IO
Interest Only STRIPS
5.000% due 01/25/38 438 46
Series 2018-3 Class AI
Interest Only STRIPS
4.500% due 12/25/47 952 166
Series 2018-38 Class SP
Interest Only STRIPS
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,408 226
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,296 304
Series 2018-92 Class BI
Interest Only STRIPS
5.000% due 01/25/49 1,033 191
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,065 126
Series 2019-1 Class KI
Interest Only STRIPS
4.500% due 02/25/49 395 26
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 477 27
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 524 54
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,130 180
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,885 281
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,113 165
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,253 154
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 733 89

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,613 295
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,506 212
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,567 352
Series 2019-71 Class CS
Interest Only STRIPS
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 772 152
Series 2020-27 Class IM
Interest Only STRIPS
3.500% due 05/25/35 3,829 395
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 2,797 513
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 2,305 337
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,834 425
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50 2,143 425
Series 2020-56 Class JI
Interest Only STRIPS
4.000% due 08/25/50 1,608 315
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48 2,460 495
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 2,334 371
Series 2020-75 Class MI
Interest Only STRIPS
4.000% due 11/25/50 1,844 350
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50 1,816 342
Series 2021-5 Class PI
Interest Only STRIPS
3.500% due 02/25/51 3,770 442
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,155 403
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49 1,019 208
Series 2021-25 Class IJ
Interest Only STRIPS
3.500% due 05/25/51 3,763 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-25 Class IT
Interest Only STRIPS
4.000% due 05/25/51 3,331 583
Series 2021-43 Class IO
Interest Only STRIPS
2.500% due 06/25/51 3,986 551
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51 4,223 646
Series 2021-56 Class QI
Interest Only STRIPS
4.500% due 09/25/51 3,402 717
Series 2021-56 Class WI
Interest Only STRIPS
2.500% due 09/25/51 2,817 384
Series 2021-67 Class IG
Interest Only STRIPS
3.000% due 10/25/51 2,002 321
Series 2021-77 Class BI
Interest Only STRIPS
4.500% due 11/25/51 2,320 416
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 3,324 477
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIPS
5.000% due 09/25/39 847 148
Series 2010-404 Class 2
Interest Only STRIPS
4.500% due 05/25/40 592 126
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIPS
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 388 21
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,702 279
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 626 106
Series 2012-4077 Class IK
Interest Only STRIPS
5.000% due 07/15/42 315 47
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,617 193
Series 2014-4386 Class LI
Interest Only STRIPS
4.000% due 02/15/43 317 19
Series 2014-4403 Class CI
Interest Only STRIPS
4.000% due 10/15/44 333 41
Series 2015-4425 Class IO
Interest Only STRIPS
4.000% due 01/15/45 389 73

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 545 89
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 725 121
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,427 170
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 369 66
Series 2016-4635 Class PI
Interest Only STRIPS
4.000% due 12/15/46 419 70
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 180 21
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 732 118
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 324 46
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,110 176
Series 2018-4813 Class IO
Interest Only STRIPS
5.500% due 08/15/48 1,187 195
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,169 259
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,675 225
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,919 316
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,180 337
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 755 112
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50 1,930 434
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,321 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 964 150
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50 1,764 227
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50 1,878 304
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50 1,981 371
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 983 172
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50 3,789 674
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,575 423
Series 2020-5012 Class BI
Interest Only STRIPS
4.000% due 09/25/50 3,646 631
Series 2020-5014 Class AI
Interest Only STRIPS
4.500% due 09/25/50 2,283 395
Series 2020-5019 Class IP
Interest Only STRIPS
3.000% due 10/25/50 3,857 620
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,401 478
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50 2,497 492
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51 2,871 551
Series 2020-5065 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,642 307
Series 2021-5072 Class YI
Interest Only STRIPS
3.000% due 01/25/51 4,041 644
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51 4,213 644
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41 4,486 500
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51 2,853 606

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-5160 Class IW
Interest Only STRIPS
3.000% due 10/25/50 3,708 373
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 1,778 315
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 1,430 232
Series 2021-5179 Class BI
Interest Only STRIPS
4.500% due 01/25/52 2,755 460
Series 2021-5183 Class IO
Interest Only STRIPS
3.000% due 01/25/52 1,468 229
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIPS
6.000% due 06/15/39 1,430 409
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIPS
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,530 208
Ginnie Mae II
3.500% due 2049 66 65
5.000% due 2049 92 96
5.500% due 2049 17 18
5.000% due 2050 40 42
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIPS
5.000% due 12/20/39 451 79
Series 2010-9 Class UI
Interest Only STRIPS
5.000% due 01/20/40 2,536 520
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40 999 181
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 2,050 77
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 984 48
Series 2011-70 Class WI
Interest Only STRIPS
4.660% due 12/20/40 (USD 1 Month
LIBOR + 4.850%)(Ê) 59 5
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 1,022 198
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42 210 36
Series 2012-136 Class BI
Interest Only STRIPS
3.500% due 11/20/42 1,080 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 4,028 140
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,328 408
Series 2013-76 Class IO
Interest Only STRIPS
3.500% due 05/20/43 266 47
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 1,629 217
Series 2013-182 Class SY
Interest Only STRIPS
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 429 69
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 974 37
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 978 166
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 1,141 215
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 697 142
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 1,056 137
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 3,433 190
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 3,337 180
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45 388 70
Series 2015-40 Class KI
Interest Only STRIPS
4.000% due 07/20/44 1,170 153
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45 603 104
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 799 43
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45 750 147
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 1,532 301
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 1,706 76

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65 (~)(Ê) 429 20
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65 (~)(Ê) 1,168 73
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,616 79
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65 (~)(Ê) 855 61
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65 (~)(Ê) 1,094 50
Series 2016-29 Class IO
Interest Only STRIPS
4.000% due 02/16/46 573 81
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 798 144
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 429 51
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 376 18
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46 867 158
Series 2016-164 Class IO
Interest Only STRIPS
6.500% due 12/20/46 841 144
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 4,013 361
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66 (~)(Ê) 1,468 52
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 4,900 352
Series 2016-H15 Class AI
Interest Only STRIPS
2.634% due 07/20/66 (~)(Ê) 3,054 162
Series 2016-H17 Class DI
Interest Only STRIPS
2.317% due 07/20/66 (~)(Ê) 3,217 200
Series 2016-H18 Class QI
Interest Only STRIPS
3.324% due 06/20/66 (~)(Ê) 1,712 140
Series 2016-H21 Class AI
Interest Only STRIPS
3.165% due 09/20/66 (~)(Ê) 5,384 323
Series 2016-H22 Class IO
Interest Only STRIPS
1.832% due 10/20/66 (~)(Ê) 1,428 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 4,417 282
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,568 119
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 2,412 182
Series 2017-26 Class IM
Interest Only STRIPS
6.500% due 02/20/47 2,037 288
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 312 64
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 1,233 244
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 413 78
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 509 21
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 313 55
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 271 33
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 936 222
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 123 11
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 280 27
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 566 88
Series 2017-136 Class IY
Interest Only STRIPS
5.000% due 03/20/45 1,400 269
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 218 43
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67 (~)(Ê) 1,064 76
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 5,239 422
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 3,065 188
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66 (~)(Ê) 4,598 401

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,907 190
Series 2017-H03 Class KI
Interest Only STRIPS
2.937% due 01/20/67 (~)(Ê) 987 134
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,644 361
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67 (~)(Ê) 4,221 262
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 5,761 296
Series 2017-H06 Class MI
Interest Only STRIPS
2.244% due 02/20/67 (~)(Ê) 1,583 119
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 2,863 154
Series 2017-H08 Class GI
Interest Only STRIPS
2.583% due 02/20/67 (~)(Ê) 873 78
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 4,327 225
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 2,334 166
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 5,254 266
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 1,625 150
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 3,147 202
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67 (~)(Ê) 4,502 294
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 6,985 371
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 3,698 190
Series 2017-H16 Class IG
Interest Only STRIPS
1.825% due 07/20/67 (~)(Ê) 3,843 218
Series 2017-H16 Class IO
Interest Only STRIPS
1.905% due 08/20/67 (~)(Ê) 2,556 229
Series 2017-H16 Class JI
Interest Only STRIPS
2.108% due 08/20/67 (~)(Ê) 2,637 219
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 1,060 104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 2,634 234
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67 (~)(Ê) 2,840 195
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 7,535 677
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,294 194
Series 2017-H20 Class JI
Interest Only STRIPS
1.668% due 09/20/67 (~)(Ê) 3,002 297
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 5,821 324
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,676 453
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 3,385 235
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,200 278
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,429 174
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 1,258 183
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,167 265
Series 2018-91 Class SJ
Interest Only STRIPS
6.060% due 07/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,726 210
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42 90 8
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45 1,224 178
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 1,132 92
Series 2018-H02 Class IM
Interest Only STRIPS
2.338% due 02/20/68 (~)(Ê) 2,819 266
Series 2018-H04 Class IO
Interest Only STRIPS
2.665% due 02/20/68 (~)(Ê) 1,500 129
Series 2018-H05 Class BI
Interest Only STRIPS
2.563% due 02/20/68 (~)(Ê) 2,085 158

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 5,438 442
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 2,415 189
Series 2018-H13 Class NI
Interest Only STRIPS
2.869% due 08/20/68 (~)(Ê) 2,779 329
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 818 88
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,225 168
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 82 8
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,097 122
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,701 208
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,145 254
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,048 274
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 73 8
Series 2019-110 Class S
Interest Only STRIPS
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,700 243
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,662 170
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 1,130 183
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 800 93
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 3,345 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 3,198 180
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 3,137 500
Series 2020-15 Class CS
Interest Only STRIPS
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 195 16
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 1,846 309
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 1,529 187
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 1,017 169
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 3,182 411
Series 2020-47 Class SG
Interest Only STRIPS
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,432 288
Series 2020-78 Class DI
Interest Only STRIPS
4.000% due 06/20/50 86 13
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50 3,553 454
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,906 265
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,097 251
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,980 304
Series 2020-176 Class BI
Interest Only STRIPS
3.000% due 11/20/50 1,824 283
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50 2,566 390
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,457 343
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70 (~)(Ê) 12,198 618
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,468 207

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,747 274
Series 2021-59 Class SQ
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,677 198
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,368 359
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 1,397 185
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,256 191
Series 2021-78 Class IP
Interest Only STRIPS
3.000% due 05/20/51 4,238 613
Series 2021-97 Class QI
Interest Only STRIPS
3.000% due 06/20/51 3,267 460
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51 12 2
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 3,341 456
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 2,040 349
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51 3,871 530
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 9,004 216
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 3,710 226
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,536 282
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 3,897 419
Series 2022-H01 Class BI
Interest Only STRIPS
2.194% due 12/20/71 (~)(Ê) 2,847 163
158,785
Non-US Bonds - 0.3%
Athora Netherlands NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.463%)(Ê)(ƒ) EUR 200 216
Banco BPM SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (Ê)(ƒ)(~) EUR 200 209
Banco de Sabadell SA
5.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.198%)(Ê)(ƒ) EUR 200 195
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 7.924%)(Ê)(ƒ) EUR 200 222
Deutsche Bank AG
6.750% due 12/31/99 (Ê)(ƒ)(~) EUR 200 206
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 103
Iccrea Banca SpA
4.750% due 01/18/32 (EURIBOR
ICE Swap Rate + 4.829%)(Ê) EUR 200 197
1,348
Total Long-Term Investments
(cost $287,771) 282,073
Common Stocks - 41.4%
Consumer Discretionary - 3.7%
AB Electrolux (Æ) 3,314 51
Afya , Ltd. Class A (Æ) 7,431 112
Aisin Seiki Co., Ltd. 10,600 308
Alibaba Group Holding, Ltd. (Æ) 33,200 406
Amazon.com, Inc. (Æ) 418 1,039
Aoyama Trading Co., Ltd. 14,300 73
B&M European Value Retail SA 9,792 60
Barnes & Noble Education, Inc. (Æ) 46,374 141
Barratt Developments PLC 6,080 37
Berkeley Group Holdings PLC (Æ) 925 47
BJ's Restaurants, Inc. (Æ) 15,695 436
Boyd Gaming Corp. 3,371 204
Carrols Restaurant Group, Inc. 68,182 109
Cary Group AB (Æ) 10,942 81
Celestica, Inc. (Æ) 15,141 170
Charming Charlie, Inc. (Æ)(Š) 1,147,677 —
Cheil Worldwide, Inc. 2,857 57
Cie Financiere Richemont SA Class A 1,660 193
Cie Generale des Etablissements
Michelin SCA Class B 620 77
Citizen Watch Co., Ltd. 80,400 306
Columbia Sportswear Co. 568 47
Comcast Corp. Class A 4,028 160
Comet Holding AG 748 162
Costco Wholesale Corp. 441 234
Dana Holding Corp. 21,196 314
Davide Campari-Milano NV (Æ) 27,125 305
Dechra Pharmaceuticals PLC 5,351 242
DR Horton, Inc. 1,038 72
Galaxy Entertainment Group, Ltd. 50,000 286
Games Workshop Group PLC 1,222 113
Garmin, Ltd. 1,210 133
Geely Automobile Holdings, Ltd. 53,000 82

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genuine Parts Co. 1,231 160
Goodyear Tire & Rubber Co. (The) (Æ) 61,686 822
Grand Canyon Education, Inc. (Æ) 673 65
Great Wall Motor Co., Ltd. Class H 178,000 249
H&R Block, Inc. 7,163 187
Hermes International 116 143
Honda Motor Co., Ltd. 38,400 1,008
Howden Joinery Group PLC 4,585 43
Hyundai Department Store Co., Ltd. 1,490 89
Industria de Diseno Textil SA 1,548 32
Kering 478 254
Komeri Co., Ltd. 13,800 291
K's Holdings Corp. 16,100 160
Kweichow Moutai Co., Ltd. Class A 2,000 551
LKQ Corp. 1,613 80
LVMH Moet Hennessy Louis Vuitton
SE
-
ADR 95 61
McDonald's Corp. 217 54
MIPS AB 1,338 95
Moncler SpA 6,164 320
Netflix, Inc. (Æ) 1,264 241
Nike, Inc. Class B 946 118
NIO, Inc.
-
ADR (Æ) 16,697 279
NVR, Inc. (Æ) 10 44
O'Reilly Automotive, Inc. (Æ) 151 92
Oriental Holdings BHD 26,674 43
Pernod Ricard SA 1,747 360
Persimmon PLC Class A 2,775 72
Poshmark , Inc. Class A (Æ) 41,583 459
PulteGroup, Inc. 1,630 68
Sands China, Ltd. (Æ) 79,600 175
Santos Brasil Participacoes SA 54,800 79
SGS SA 17 44
SMART Global Holdings, Inc. (Æ) 12,985 294
Spectris PLC 1,120 41
Subaru Corp. 9,300 140
Sumitomo Electric Industries, Ltd. 63,900 686
Takashimaya Co., Ltd. 14,500 132
Target Corp. 968 221
Teleperformance
-
GDR 1,502 537
Tencent Holdings, Ltd. 24,800 1,162
TJX Cos., Inc. (The) 1,066 65
Tractor Supply Co. 434 87
United Arrows, Ltd. 7,900 107
Wacoal Holdings Corp. 9,300 132
Walmart, Inc. 684 105
Walt Disney Co. (The) (Æ) 2,921 326
Weichai Power Co., Ltd. Class H 93,000 130
Xebio Holdings Co., Ltd. 11,700 82
Xpeng , Inc. Class A (Æ) 23,100 287
Yamada Denki Co., Ltd. 92,800 276
Yum China Holdings, Inc. 914 38
Zillow Group, Inc. Class A (Æ) 6,778 262
17,905
Consumer Staples - 1.7%
Adecoagro SA 42,223 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ambev SA 51,900 152
Arca Continental SAB de CV 13,000 82
Astarta Holding NV 19,130 103
China Mengniu Dairy Co., Ltd. (Æ) 56,000 301
Chocoladefabriken Lindt & Spruengli
AG 10 112
Clorox Co. (The) 634 91
Colruyt SA 2,619 96
CVS Health Corp. 1,525 147
Dino Polska SA (Æ)(Þ) 3,422 221
Estee Lauder Cos., Inc. (The) Class A 330 87
First Pacific Co., Ltd. 394,000 158
First Resources, Ltd. 211,200 323
Golden Agri-Resources, Ltd. 2,959,520 691
HelloFresh SE (Æ) 1,955 84
Henkel AG & Co. KGaA 473 30
Japan Tobacco, Inc. 57,000 976
Jeronimo Martins SGPS SA 5,433 113
JM Smucker Co. (The) 672 92
Kao Corp. 18,200 732
Kato Sangyo Co., Ltd. 5,400 140
Kernel Holding SA 36,975 215
Kirin Holdings Co., Ltd. 54,200 796
Koninklijke Ahold Delhaize NV 3,126 92
Lenta PLC
-
GDR (Æ)(Š) 130,305 —
L'Oreal SA 130 47
NH Foods, Ltd. 8,300 263
North West Co., Inc. (The) 2,827 79
PepsiCo, Inc. 1,120 192
Procter & Gamble Co. (The) 2,263 363
Spectrum Brands Holdings, Inc. 2,522 215
Thai Beverage PCL 631,400 311
Tsingtao Brewery Co., Ltd. Class H 32,000 260
Wal-Mart de Mexico SAB de CV 23,500 83
WH Group, Ltd. (Þ) 438,000 301
8,423
Energy - 1.4%
ABB, Ltd. 2,195 66
AltaGas , Ltd.
-
ADR 2,651 61
Chevron Corp. 1,184 185
China Datang Corp. Renewable Power
Co., Ltd. Class H 856,000 326
China Petroleum & Chemical Corp.
Class H 408,000 201
China Shenhua Energy Co., Ltd. Class H 75,500 241
Exxon Mobil Corp. 1,342 114
Fission Uranium Corp. (Æ) 311,961 211
Formosa Petrochemical Corp. 23,000 71
Ganfeng Lithium Co., Ltd. Class H (Þ) 5,800 70
Gazprom PJSC (Š) 376,946 —
Genus PLC 707 22
Green Plains, Inc. (Æ) 2,914 82
GS Holdings Corp. 2,092 72
Japan Petroleum Exploration Co., Ltd. 7,700 152
NAC Kazatomprom JSC
-
GDR 28,127 798
NexTier Oilfield Solutions, Inc. (Æ) 49,416 545

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc. 1,681 106
Petroleo Brasileiro SA
-
ADR 40,318 547
Polskie Gornictwo Naftowe i
Gazownictwo SA 32,191 45
Range Resources Corp. (Æ) 15,551 466
Reliance Industries, Ltd.
-
GDR (Þ) 7,659 546
Riyue Heavy Industry Co., Ltd. Class A 32,500 79
Schneider Electric SE 524 75
SM Energy Co. 25,515 907
Southwestern Energy Co. (Æ) 78,105 586
Targa Resources Corp. 2,681 197
6,771
Financial Services - 14.2%
3i Group PLC 10,377 169
Aedifica SA (ö) 1,642 195
Aflac, Inc. 1,680 96
AIA Group, Ltd. 66,800 653
Allianz SE 563 128
Allied Properties Real Estate Investment
Trust (ö) 21,021 683
Alpha Services and Holdings SA (Æ) 216,334 243
American Tower Corp. (ö) 1,981 477
Americold Realty Trust (ö) 20,484 540
Apartment Income REIT Corp. (ö) 8,773 431
Apple Hospitality REIT, Inc. (ö) 55,405 980
Argan SA (ö) 2,021 238
Assura PLC (ö) 280,873 232
Axis Bank, Ltd.
-
GDR (Æ) 4,784 223
Axis Capital Holdings, Ltd. 4,995 286
Banco Bradesco SA
-
ADR 43,768 158
Banco do Brasil SA 7,400 50
Bank Central Asia Tbk PT 655,900 367
Bank Mandiri Persero Tbk PT 719,400 443
Bank Rakyat Indonesia Persero Tbk PT 1,423,800 473
BankUnited , Inc. 11,620 436
Big Yellow Group PLC (ö) 10,804 193
BlackRock, Inc. Class A 168 105
Blackstone Group, Inc. (The) Class A 4,669 474
Blucora , Inc. (Æ) 24,761 501
BOC Hong Kong Holdings, Ltd. 112,500 406
Brewin Dolphin Holdings PLC 10,530 68
British Land Co. PLC (The) (ö) 54,178 347
Brixmor Property Group, Inc. (ö) 9,999 254
Camden Property Trust (ö) 4,915 771
Canadian Apartment Properties (ö) 2,528 99
Capitaland Investment, Ltd. (Æ) 160,700 488
CapitaLand Mall Trust Class A (ö) 170,217 285
Castellum AB 8,822 173
Catena AB 3,903 203
Cboe Global Markets, Inc. 826 93
CBRE Group, Inc. Class A 2,816 234
Charles Schwab Corp. (The) 7,679 509
Charter Hall Group
-
ADR (ö) 56,286 597
China Common Rich Renewable Energy
Investments, Ltd. (Æ)(Š) 205,123 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Development Financial Holding
Corp. 120,832 73
China Merchants Bank Co., Ltd. Class H 16,500 99
Chubb, Ltd. 796 164
Citigroup, Inc. (Æ) 3,300 88
City of London Investment Group PLC 10,026 58
CK Asset Holdings, Ltd. 44,000 298
Commerce Bancshares, Inc. 1,434 98
Compass, Inc. Class A (Æ)(Ñ) 39,348 214
Credicorp , Ltd. 1,522 211
Credit Saison Co., Ltd. 49,500 555
CTP NV (Þ) 5,015 70
Cullen/Frost Bankers, Inc. 651 86
Curo Group Holdings Corp. 25,284 297
Dai-ichi Life Holdings, Inc. 41,400 831
Daiwa House REIT Investment Corp. (ö) 111 269
DBS Group Holdings, Ltd. 11,300 274
Derwent London PLC (ö) 3,598 136
Dexus Property Group (ö) 57,461 448
Digital Realty Trust, Inc. (ö) 11,159 1,631
Duke Realty Corp. (ö) 18,679 1,023
Dundee Corp. Class A (Æ) 48,739 53
East Money Information Co., Ltd. Class
A 78,360 266
Equinix , Inc. (Æ)(ö) 392 282
Equities AB 10,863 307
ESR Cayman, Ltd. (Æ)(Þ) 71,000 215
Essex Property Trust, Inc. (ö) 3,353 1,104
Etalon Group PLC
-
GDR (Š) 267,238 —
Eurocommercial Properties NV (ö) 2,895 70
Extra Space Storage, Inc. (ö) 6,604 1,255
EZCORP, Inc. Class A (Æ) 71,049 497
Fastighets AB Balder Class B (Æ) 5,026 249
Fidelity National Financial, Inc. 870 35
First Foundation, Inc. 21,920 487
Franklin Resources, Inc. 4,121 101
Frasers Logistics & Industrial Trust (ö) 285,600 297
Gjensidige Forsikring ASA 4,141 89
GLP J-REIT (ö) 300 403
Goodman Group (ö) 15,286 254
Grainger PLC 51,035 189
Granite Real Estate Investment Trust (ö) 4,055 300
Great-West Lifeco , Inc. 3,580 99
Grupo Financiero Banorte SAB de CV
Class O 45,800 302
Hachijuni Bank, Ltd. (The) 29,200 96
Halyk Savings Bank of Kazakhstan JSC
-
GDR (Æ) 14,281 140
Hana Financial Group, Inc. 8,180 305
Healthcare Trust of America, Inc. Class
A (ö) 9,364 285
Healthpeak Properties, Inc. (ö) 30,937 1,015
Highwoods Properties, Inc. (ö) 9,011 368
Hirogin Holdings, Inc. 23,300 115
Hongkong Land Holdings, Ltd. 75,300 351
Host Hotels & Resorts, Inc. (ö) 29,145 593
iA Financial Corp., Inc. 1,603 84

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Icade SA (ö) 2,668 159
ICICI Bank, Ltd.
-
ADR 51,134 974
IG Group Holdings PLC 6,752 69
InterRent Real Estate Investment
Trust (ö) 11,752 129
Invincible Investment Corp. (ö) 541 177
Invitation Homes, Inc. (ö) 39,897 1,589
Itau Unibanco Holding SA
-
ADR 60,922 292
Janus Henderson Group PLC 1,244 38
Japan Retail Fund Investment Corp. (ö) 454 361
Jones Lang LaSalle, Inc. (Æ) 2,383 521
JPMorgan Chase & Co. 1,373 164
Kasikornbank PCL 75,000 328
KB Financial Group, Inc. 4,638 214
Keppel REIT (ö) 317,500 279
Kimco Realty Corp. (ö) 26,957 683
KKR & Co., Inc. Class A 4,336 221
Klepierre SA
-
GDR (ö) 11,320 269
Korean Reinsurance Co. 13,250 102
Link Real Estate Investment Trust (ö) 79,430 685
London Stock Exchange Group PLC 3,490 346
LondonMetric Property PLC (ö) 145,608 490
LSR Group PJSC (Š) 25,878 —
LX Holdings Corp. (Æ) 1,079 8
M&T Bank Corp. 584 97
Manulife Financial Corp. 7,016 137
MasterCard, Inc. Class A 1,535 558
Mirvac Group (ö) 153,327 260
Mitsubishi Estate Co., Ltd. 76,300 1,105
Mitsubishi UFJ Financial Group, Inc. 96,300 560
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 23,400 105
Mitsui Fudosan Co., Ltd. 40,800 861
Mitsui Fudosan Logistics Park, Inc. (ö) 56 240
Moscow Exchange MICEX-RTS PJSC (Š) 181,547 —
MS&AD Insurance Group Holdings, Inc. 11,400 341
Nippon Building Fund, Inc. (ö) 67 347
Nishi-Nippon Financial Holdings, Inc. 27,500 165
NMI Holdings, Inc. Class A (Æ) 35,889 660
NN Group NV 3,008 147
Nomura Holdings, Inc. 51,600 198
Nomura Real Estate Holdings, Inc. 15,200 369
Nomura Real Estate Master Fund,
Inc. (Æ)(ö) 236 295
North Pacific Bank, Ltd. 49,000 93
Northern Trust Corp. 806 83
OTP Bank PLC 6,101 180
Parkway Life Real Estate Investment
Trust (Æ)(ö) 95,100 331
Partners Group Holding AG 161 171
PICC Property & Casualty Co., Ltd.
Class H 60,000 61
Picton Property Income, Ltd. (The) (ö) 95,833 122
Ping An Bank Co., Ltd. Class A 60,200 139
Popular, Inc. 4,522 353
Principal Financial Group, Inc. 476 32
Progressive Corp. (The) 1,016 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, Inc. (ö) 16,212 2,598
Prosperity Bancshares, Inc. 1,513 99
Prudential PLC 13,848 172
PSP Swiss Property AG 1,112 140
Public Storage (ö) 6,352 2,359
Raymond James Financial, Inc. 1,448 141
Realty Income Corp. (ö) 17,246 1,196
Rexford Industrial Realty, Inc. (ö) 1,396 109
RMR Group, Inc. (The) Class A 9,084 248
Savills PLC 13,846 185
SBA Communications Corp. (ö) 128 44
Sberbank of Russia PJSC (Š) 169,110 —
Schroders PLC 1,626 57
Sculptor Capital Management, Inc. 32,192 337
Segro PLC (ö) 40,191 673
Simon Property Group, LP (ö) 12,371 1,460
Sino Land Co., Ltd. 64,000 84
Sirius Real Estate, Ltd. 227,948 344
SK Square Co., Ltd. (Æ) 363 15
Spirit Realty Capital, Inc. (ö) 7,197 313
Sprott , Inc. 3,220 148
Standard Bank Group, Ltd. 6,050 64
Standard Life Aberdeen PLC (Æ) 18,874 44
Sumitomo Mitsui Banking Corp. 34,300 1,033
Sumitomo Mitsui Trust Holdings, Inc. 25,700 796
Summit Industrial Income REIT (ö) 14,685 233
Sun Communities, Inc. (ö) 5,002 878
Sun Hung Kai Properties, Ltd. 67,500 778
Sun Life Financial, Inc. 2,063 103
Swire Properties, Ltd. 40,000 95
T. Rowe Price Group, Inc. 762 94
Target Healthcare REIT PLC (ö) 70,041 97
Tokyu Fudosan Holdings Corp. 39,800 207
Travelers Cos., Inc. (The) 772 132
Tritax Big Box REIT PLC (ö) 57,605 175
Truist Financial Corp. 1,205 58
UDR, Inc. (ö) 23,322 1,241
UMH Properties, Inc. 3,925 100
Unibail - Rodamco -Westfield (Æ)(ö) 1,832 130
UNITE Group PLC (The) (ö) 11,545 163
United Urban Investment Corp. (ö) 188 205
Ventas, Inc. (ö) 1,446 80
VGP NV 796 205
Visa, Inc. Class A 859 183
Vonovia SE 28,257 1,130
VTB Bank PJSC (Š) 716,250,000 —
Welltower , Inc. (ö) 16,935 1,538
Wharf Real Estate Investment Co., Ltd. 41,000 192
Wihlborgs Fastigheter AB 3,604 62
Workspace Group PLC (ö) 19,348 161
Yellow Cake PLC (Æ)(Þ) 61,838 305
Yoma Strategic Holdings, Ltd. (Æ) 1,088,282 119
Zurich Insurance Group AG 150 68
68,038
Health Care - 2.5%
Abbott Laboratories 1,209 137

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AbbVie, Inc. 1,078 158
Agilent Technologies, Inc. 1,020 122
Amgen, Inc. 441 103
Antares Pharma, Inc. (Æ) 52,649 293
Anthem, Inc. (Æ) 198 99
AstraZeneca PLC 2,267 301
Bangkok Dusit Medical Services PCL
Class F 452,300 339
BICO Group AB (Æ) 7,316 74
Boston Scientific Corp. (Æ) 2,135 90
Bristol-Myers Squibb Co. 1,642 124
Bumrungrad Hospital PCL 12,200 57
Cerner Corp. 1,132 106
Chemed Corp. 122 60
ChemoMetec A/S 2,714 304
Cigna Corp. 402 99
Edwards Lifesciences Corp. (Æ) 816 86
Engie Brasil Energia SA (Æ) 11,600 98
EssilorLuxottica SA 294 50
Evotec SE (Æ) 5,880 143
Globus Medical, Inc. Class A (Æ) 730 48
H.U. Group Holdings, Inc. 6,200 138
Henry Schein, Inc. (Æ) 847 69
Humana, Inc. 99 44
Illumina, Inc. (Æ) 765 227
Intuitive Surgical, Inc. (Æ) 1,965 471
Japan Lifeline Co., Ltd. 25,200 210
Johnson & Johnson 2,089 377
KYORIN Holdings, Inc. 31,100 452
Lifco AB (Æ) 5,884 123
Lonza Group AG 468 275
Medtronic PLC 927 97
Merck & Co., Inc. 1,220 108
Novartis AG 1,780 157
Novo Nordisk A/S Class B 6,172 707
Orion OYJ Class B 1,531 60
Pacira BioSciences , Inc. (Æ) 5,385 402
Pfizer, Inc. 5,135 252
Pharmaron Beijing Co., Ltd. Class H (Þ) 9,100 114
PolyPeptide Group AG (Þ) 2,566 223
Regeneron Pharmaceuticals, Inc. (Æ) 83 55
ResMed , Inc. 360 72
Roche Holding AG 729 274
Samsung Biologics Co., Ltd. (Æ)(Þ) 571 377
Sawai Group Holdings Co., Ltd. 7,100 238
Shanghai MicroPort MedBot Group Co.,
Ltd. (Æ) 18,500 65
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 8,700 409
Siemens Healthineers AG (Þ) 5,564 301
Sinopharm Group Co., Ltd. Class H 20,400 47
Straumann Holding AG 1,780 210
Stryker Corp. 336 81
Suzuken Co., Ltd. 20,300 602
Takeda Pharmaceutical Co., Ltd. 24,800 720
Teladoc Health, Inc. (Æ) 3,562 120
Thermo Fisher Scientific, Inc. 151 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toho Holdings Co., Ltd. 12,400 201
UCB SA 494 56
UnitedHealth Group, Inc. 582 296
Universal Health Services, Inc. Class B 498 61
West Pharmaceutical Services, Inc. 262 83
WuXi AppTec Co., Ltd. Class H (Þ) 12,100 162
Wuxi Biologics (Cayman), Inc. (Æ)(Þ) 37,500 272
12,182
Materials and Processing - 4.4%
AddTech AB Class B 7,772 137
Aluminum Corp. of China, Ltd. Class
H (Æ) 700,000 324
AngloGold Ashanti, Ltd.
-
ADR 19,473 398
Anhui Conch Cement Co., Ltd. Class H 54,000 292
Artemis Gold, Inc. (Æ) 49,115 271
Atlas Arteria, Ltd. 25,514 124
Avia Avian Tbk PT (Æ) 4,511,800 255
Baoshan Iron & Steel Co., Ltd. Class A 247,900 242
Bear Creek Mining Corp. (Æ) 65,338 61
Brenntag SE 925 72
Cameco Corp. Class A 21,959 567
Capstone Mining Corp. (Æ) 61,824 282
Cemex SAB de CV
-
ADR (Æ) 45,265 199
Centerra Gold, Inc. 47,242 437
China Youran Dairy Group, Ltd. (Æ)(Þ) 105,000 43
Copart , Inc. (Æ) 699 79
Cornerstone Building Brands, Inc. (Æ) 18,729 457
Fastenal Co. 996 55
Freeport-McMoRan, Inc. 9,220 374
Fresnillo PLC 19,177 189
Gabriel Resources, Ltd. (Æ) 1,306,717 193
Geberit AG 74 42
Getlink SE 18,769 343
Gold Fields, Ltd.
-
ADR 20,800 281
Harmony Gold Mining Co., Ltd.
-
ADR (Ñ) 56,422 231
Hokuetsu Corp. 26,800 137
IAMGOLD Corp. (Æ) 63,500 179
IMI PLC 3,871 65
Impala Platinum Holdings, Ltd. 21,859 285
International Tower Hill Mines, Ltd. (Æ) 97,110 89
Ivanhoe Mines, Ltd. Class A (Æ) 23,928 192
JFE Holdings, Inc. 35,100 432
Koninklijke DSM NV 1,934 324
Kuraray Co., Ltd. 37,100 297
Lanxess AG 1,098 43
LG Chem , Ltd. 499 200
MHP SE
-
GDR 68,713 304
Mosaic Co. (The) 4,756 297
Muyuan Foods Co., Ltd. Class A 18,600 146
Newcrest Mining, Ltd. 85,182 1,596
NexGen Energy, Ltd. (Æ) 67,252 331
Nine Dragons Paper Holdings, Ltd. 182,000 160
Nippon Steel Corp. 67,600 1,077
Northern Dynasty Minerals, Ltd. (Æ)(Ñ) 254,503 89

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NOVAGOLD Resources, Inc. (Æ) 32,469 202
NSK, Ltd. 92,800 513
Oji Holdings Corp. 15,900 75
Pan American Silver Corp. 14,635 363
Petronas Chemicals Group BHD 163,800 385
Polyus PJSC
-
GDR (Š) 11,553 —
Royal Gold, Inc. 4,876 636
Sabina Gold & Silver Corp. (Æ) 141,911 146
Safestore Holdings PLC (ö) 18,797 296
Seabridge Gold, Inc. (Æ) 29,305 518
Semen Indonesia Persero Tbk PT 255,500 113
Siemens AG 333 41
Sika AG 363 110
Sociedad Quimica y Minera de Chile
SA
-
ADR 1,594 118
Sri Trang Gloves (Thailand) PLC 137,500 97
Toagosei Co., Ltd. 10,900 90
Toray Industries, Inc. 138,100 657
Trane Technologies PLC 609 85
Tronox Holdings PLC Class A 39,135 673
Turquoise Hill Resources, Ltd. (Æ) 37,324 1,017
Univar Solutions, Inc.
-
ADR (Æ) 34,295 999
Vale SA Class B
-
ADR 32,627 551
Valvoline, Inc. 9,946 301
Venator Materials PLC (Æ) 112,368 209
Watsco , Inc. 257 69
Western Copper & Gold Corp. (Æ) 24,523 47
Wheaton Precious Metals Corp. 12,381 555
Zijin Mining Group Co., Ltd. Class H 174,000 256
21,313
Producer Durables - 5.1%
3M Co. 682 98
Aena SME SA (Æ)(Þ) 2,933 415
Aeroports de Paris (Æ) 670 95
Air China, Ltd. Class H (Æ) 160,000 107
Allfunds Group PLC 18,519 158
Altra Industrial Motion Corp. 18,288 714
Altus Group, Ltd. 2,352 88
Ametek , Inc. 518 65
AO Smith Corp. 1,049 61
Astec Industries, Inc. 6,492 254
Atlantia SpA (Æ) 19,394 460
Atlas Copco AB (Æ) 1,443 65
Auckland International Airport, Ltd. (Æ) 52,673 265
Automatic Data Processing, Inc. 946 206
Azul SA
-
ADR (Æ)(Ñ) 12,247 164
Block, Inc. Class A (Æ) 1,370 136
Cathay Pacific Airways, Ltd. (Æ) 219,000 219
CH Robinson Worldwide, Inc. 804 85
Charoen Pokphand Foods PCL 349,400 245
China Merchants Port Holdings Co., Ltd. 74,530 130
Cintas Corp. 323 128
CK Hutchison Holdings, Ltd. Class B 61,500 431
COSCO SHIPPING Ports, Ltd. 118,000 84
Cummins, Inc. 589 111
Danaher Corp. 177 44
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Post AG 2,672 115
DL E&C Co., Ltd. 2,196 103
Dover Corp. 571 76
DSV Panalpina A/S 1,520 248
East Japan Railway Co. 7,400 388
Eaton Corp. PLC 513 74
Emerson Electric Co. 1,213 109
Epiroc AB Class A 18,312 372
Equinox Gold Corp. (Æ)(Ñ) 71,892 514
Expeditors International of Washington,
Inc. 1,396 138
Flughafen Zurich AG (Æ) 811 137
Fortive Corp. 751 43
Fukuda Corp. 2,400 85
Gentex Corp. 2,206 65
Graco , Inc. 1,634 101
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 14,170 99
Grupo Aeroportuario del Pacifico SAB de
CV
-
ADR 713 110
Grupo Aeroportuario del Pacifico SAB de
CV Class B 8,366 129
Guangshen Railway Co., Ltd. Class H (Æ) 790,000 131
Hankook Technology Group Co., Ltd. 20,311 232
Hexagon AB (Æ) 3,474 45
Hubbell, Inc. Class B 369 72
ICF International, Inc. 3,647 360
Illinois Tool Works, Inc. 499 98
Japan Airport Terminal Co., Ltd. (Æ) 3,000 124
JD Logistics, Inc. (Æ)(Þ) 85,500 176
JGC Holdings Corp. 59,800 680
JTEKT Corp. 42,400 295
Kajima Corp. 41,300 460
Kamigumi Co., Ltd. 12,100 206
KBR, Inc. 9,596 472
Keysight Technologies, Inc. (Æ) 327 46
Kirby Corp. (Æ) 12,817 837
Knight-Swift Transportation Holdings,
Inc. (Æ) 1,136 54
Kone OYJ Class B 498 24
Larsen & Toubro, Ltd.
-
GDR 21,971 476
Latham Group, Inc. (Æ) 19,367 232
Lincoln Electric Holdings, Inc. 396 53
Luks Group Vietnam Holdings Co., Ltd. 280,000 48
Meitec Corp. 3,400 181
Mettler -Toledo International, Inc. (Æ) 57 73
Mitsubishi Corp. 20,500 689
Mitsui & Co., Ltd. 16,900 410
Nestle SA 1,527 197
NGK Spark Plug Co., Ltd. 5,900 91
Nordson Corp. 405 87
Obayashi Corp. 24,800 171
Old Dominion Freight Line, Inc. 345 97
Organo Corp. 1,700 117
Orient Overseas International, Ltd. 13,000 358
OSG Corp. 18,700 234
Pacific Basin Shipping, Ltd. 594,000 274

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Park24 Co., Ltd. (Æ) 18,600 265
Paychex, Inc. 1,023 130
PayPal Holdings, Inc. (Æ) 3,655 321
Pentair PLC 1,377 70
Pyeong Hwa Automotive Co., Ltd. 5,853 42
Qube Holdings, Ltd. 61,343 126
Randstad NV 1,844 98
Real Alloy (Æ)(Š) 42 2,939
Robert Half International, Inc. 1,095 108
Securitas AB Class B 4,545 53
Seiko Epson Corp. 33,000 461
Seino Holdings Co., Ltd. 14,900 122
Shanghai International Airport Co., Ltd.
Class A (Æ) 34,100 253
Sight Sciences, Inc. (Æ) 10,958 76
Skanska AB Class B 3,603 69
SKF AB Class B 2,898 47
Snap-on, Inc. 773 164
Southwest Gas Holdings, Inc. 653 58
Spirit AeroSystems , Inc. Class A 11,993 505
Stanley Electric Co., Ltd. 7,000 121
Stolt-Nielsen, Ltd. Class A 15,266 276
Sumitomo Heavy Industries, Ltd. 10,100 213
Suofeiya Home Collection Co., Ltd.
Class A 37,600 116
Tachi -S Co., Ltd. Class S 3,300 26
Transurban Group
-
ADR (Æ) 39,651 396
Tsakos Energy Navigation, Ltd. 8,274 100
Vectrus , Inc. (Æ) 6,856 248
Vinci SA 429 41
Volvo AB Class B 2,614 41
Waste Management, Inc. 1,459 240
West Japan Railway Co. 5,900 220
Westports Holdings BHD 172,800 156
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 44,200 292
Zhejiang Expressway Co., Ltd. Class H 158,000 130
24,357
Technology - 5.5%
Accenture PLC Class A 643 193
Activision Blizzard, Inc. 554 42
Adobe, Inc. (Æ) 1,003 397
Advantech Co., Ltd. 6,000 74
Adyen NV (Æ)(Þ) 64 107
Alphabet, Inc. Class A (Æ) 371 847
Alphabet, Inc. Class C (Æ) 242 556
Alps Alpine Co., Ltd. 22,700 200
Amdocs, Ltd. 1,057 84
Amphenol Corp. Class A 1,064 76
Analog Devices, Inc. 982 152
Apple, Inc. 12,186 1,921
ASML Holding NV 800 453
Assa Abloy AB Class B 3,580 90
Autodesk, Inc. (Æ) 1,461 277
AutoStore Holdings, Ltd. (Æ) 53,875 122
BCE, Inc. 1,686 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BE Semiconductor Industries NV 4,188 254
Bechtle AG 3,645 170
Broadcom, Inc. 163 90
Cadence Design Systems, Inc. (Æ) 702 106
CDW Corp. 529 86
Cellnex Telecom SA (Þ) 5,970 279
Ciena Corp. (Æ) 1,525 84
Cirrus Logic, Inc. (Æ) 999 76
Cisco Systems, Inc. 4,585 225
Cognex Corp. 885 60
Cognizant Technology Solutions Corp.
Class A 975 79
Cosel Co., Ltd. 9,400 55
Dolby Laboratories, Inc. Class A 516 40
Eizo Corp. 4,200 110
Electrocomponents PLC 3,661 48
F5, Inc. (Æ) 693 116
Fanuc Corp. 5,000 773
Fidelity National Information Services,
Inc. 563 56
Fortnox AB 29,065 155
Genpact , Ltd. 2,651 107
Hon Hai Precision Industry Co., Ltd. 138,000 472
Infineon Technologies AG
-
ADR 9,450 273
Infosys, Ltd.
-
ADR 33,249 661
Inspired Entertainment, Inc. (Æ) 15,127 141
Intel Corp. 4,309 188
Intuit, Inc. 195 82
Jack Henry & Associates, Inc. 679 129
Juniper Networks, Inc. 2,876 91
Kyndryl Holdings, Inc. (Æ) 118 1
LG Corp. Class H 7,642 441
Lite-On Technology Corp. 67,000 147
Mabuchi Motor Co., Ltd. 6,200 166
Maxar Technologies, Inc. 26,118 841
MediaTek , Inc. 5,000 137
Meta Platforms, Inc. Class A (Æ) 3,790 760
Microsoft Corp. 6,146 1,706
Monolithic Power Systems, Inc. 113 44
NAVER Corp. 171 39
Netcompany Group A/S (Æ)(Þ) 1,826 102
NetEase , Inc. 25,700 491
NEXTDC, Ltd. (Æ) 4,600 36
NVIDIA Corp. 1,199 222
ON24, Inc. (Æ) 39,981 507
Otsuka Corp. 10,400 341
Pinterest, Inc. Class A (Æ) 12,690 260
Powertech Technology, Inc. 28,000 88
Rambus, Inc. (Æ) 21,543 537
Raytheon Technologies Corp. (Æ) 1,036 98
Rightmove PLC 5,752 44
RingCentral, Inc. Class A (Æ) 4,269 362
Salesforce, Inc. (Æ) 586 103
Samsung Electronics Co., Ltd. 18,490 982
SAP SE
-
ADR 1,135 117
ServiceNow , Inc. (Æ) 637 305
Shopify, Inc. Class A (Æ) 736 314

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Telecommunications, Ltd. 214,600 427
SK Hynix, Inc. 12,258 1,068
Snap, Inc. Class A (Æ) 16,474 469
Softcat PLC 16,753 294
Synopsys, Inc. (Æ) 258 74
Taiwan Semiconductor Manufacturing
Co., Ltd. 131,000 2,389
TeamViewer AG (Æ)(Þ) 9,956 121
Technoprobe SpA (Æ) 22,624 158
Texas Instruments, Inc. 1,276 217
Trip.com Group, Ltd. (Æ) 13,650 325
Twilio , Inc. Class A (Æ) 2,870 321
Uber Technologies, Inc. (Æ) 17,481 550
Worldline SA (Æ)(Þ) 6,975 273
Yageo Corp. 13,000 175
26,739
Utilities - 2.9%
American Electric Power Co., Inc. 1,467 145
American Water Works Co., Inc. 560 86
CenterPoint Energy, Inc. 1,624 50
Centrais Eletricas Brasileiras SA 72,958 597
CGN Power Co., Ltd. Class H (Þ) 870,000 244
Cheniere Energy, Inc. 2,176 296
China Communications Services Corp.,
Ltd. Class H 144,000 65
China Resources Gas Group, Ltd. 116,000 437
Chunghwa Telecom Co., Ltd. 93,000 411
Clearway Energy Operating LLC (Æ) 1,526 47
CLP Holdings, Ltd. 7,500 73
Constellation Energy Corp. 640 38
CPFL Energia SA 18,000 132
DT Midstream, Inc. 2,348 126
Duke Energy Corp. 2,331 257
E.ON SE 11,070 116
Electricite de France SA 90,586 819
Enbridge, Inc. 11,606 506
Enel SpA 22,204 144
Engie SA 4,335 51
ENN Energy Holdings, Ltd. 5,596 74
Entergy Corp. 384 46
Equitrans Midstream Corp. 3,442 27
Evergy , Inc. 1,172 80
Eversource Energy (Æ) 650 57
Exelon Corp. 5,455 255
Federal Grid Co. Unified Energy System
PJSC (Š) 410,745,540 —
Hong Kong & China Gas Co., Ltd. 34,000 37
Iberdrola SA 14,575 167
Inpex Corp. 12,600 149
International Business Machines Corp. 887 117
Kansai Electric Power Co., Inc. (The) 4,400 39
Korea Electric Power Corp. 24,293 440
Korea Electric Power Corp.
-
ADR 12,282 109
KT Corp. 9,120 258
KT Corp.
-
ADR 72,654 1,012
LG Uplus Corp. 71,447 791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Manila Electric Co. 25,460 172
MEG Energy Corp. Class A (Æ) 9,248 139
National Grid PLC 9,044 134
NextEra Energy, Inc. 6,352 451
Nippon Telegraph & Telephone Corp. 14,510 429
NiSource, Inc. 2,381 69
Orsted A/S Class A (Þ) 428 48
Osaka Gas Co., Ltd. 19,600 354
Pembina Pipeline Corp. 3,414 129
Petronas Gas BHD 62,900 245
PNM Resources, Inc. 2,159 101
Portland General Electric Co. 1,701 81
Power Assets Holdings, Ltd. 25,000 168
Proximus SA 7,382 129
PTT Exploration & Production PCL 19,500 85
Public Service Enterprise Group, Inc. 1,449 101
RusHydro PJSC (Š) 121,714,026 —
Sempra Energy 2,012 325
SK Telecom Co., Ltd. 562 25
Spire, Inc. 1,278 93
Swisscom AG 273 162
TC Energy Corp. (Æ) 5,043 267
Telecom Plus PLC 4,656 96
Telefonica Brasil SA 10,000 108
TELUS Corp. 6,174 154
T-Mobile US, Inc. (Æ) 359 44
Tokyo Gas Co., Ltd. 58,800 1,128
Verizon Communications, Inc. 4,198 194
Vodacom Group, Ltd.
-
ADR 8,410 81
WEC Energy Group, Inc. (Æ) 832 83
13,893
Total Common Stocks
(cost $191,433) 199,621
Preferred Stocks - 1.5%
Consumer Discretionary - 0.1%
CHS, Inc.
7.875% due 09/26/23(¢) 1,765 48
7.500% due 01/21/25(¢) 6,283 174
Hyundai Motor Co.
5.514% (Ÿ) 6,916 517
739
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/01/25(¢)(Þ) 2,500 253
Henkel AG & Co. KGaA
2.903% (Ÿ) 608 39
292
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 5,397 130

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.600% due 05/15/24(¢) 6,024 146
Sempra Energy
5.750% due 07/01/79 1,972 47
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 56
379
Financial Services - 0.8%
AEGON Funding Co. LLC
5.100% due 12/15/49 1,862 39
Affiliated Managers Group, Inc.
5.875% due 03/30/59 3,089 75
Allstate Corp.
5.625% due 04/15/23(¢) 1,002 24
American International Group, Inc.
5.850% due 03/15/24(¢) 2,280 56
Athene Holding, Ltd.
5.625% due 09/30/24(¢) 2,000 46
6.375% due 06/30/25(¢) 3,859 102
4.875% due 12/30/25(¢)(Ñ) 4,115 82
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 5,710 122
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 65
4.875% due 12/09/26(¢)(Ñ) 2,330 43
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 47
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 128
6.250% due 07/26/81 5,700 119
Carlyle Finance LLC
4.625% due 05/15/61 1,225 23
Charles Schwab Corp. (The)
5.950% due 09/01/22(¢)(Ñ) 6,833 172
Citigroup, Inc.
7.125% due 09/30/23(¢) 1,600 42
CNO Financial Group, Inc.
5.125% due 11/25/60 2,055 42
CoBank ACB
6.250% due 10/01/22(¢) 4,100 413
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 4,181 92
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 2,787 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Farm Credit Bank of Texas
6.750% due 09/15/23(¢)(Þ) 3,596 372
Farmer Mac
5.250% due 10/17/25(¢) 2,961 62
4.875% due 07/17/26(¢) 3,165 64
Fifth Third Bancorp
6.625% due 12/31/23(¢) 1,855 48
First Horizon National Corp.
6.100% due 05/01/24(¢) 10,000 251
Goldman Sachs Group, Inc. (The)
5.500% due 05/10/23(¢) 2,064 53
Hartford Financial Services Group, Inc.
(The)
6.000% due 11/15/23(¢) 1,684 44
Itausa SA
5.669% (Ÿ) 28,980 54
JPMorgan Chase & Co.
6.000% due 03/01/24(¢) 1,722 43
Kemper Corp.
5.875% due 03/15/62 3,875 95
New York Community Capital Trust V
6.000% due 11/01/51 3,316 161
Oaktree Capital Group LLC
6.550% due 09/15/23(¢) 5,186 129
SCE Trust VI
5.000% due 06/26/22(¢) 5,827 117
Sunstone Hotel Investors, Inc.
6.125% due 05/24/26(¢) 2,782 63
Synchrony Financial
5.625% due 11/15/24(¢)(Ñ) 8,897 184
Wells Fargo & Co.
4.750% due 03/15/25(¢) 4,268 83
3,616
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.385% (Ÿ) 1,713 85
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 8,069 230
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 2,606 122
Telephone & Data Systems, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 09/30/26(¢) 9,419 190
United States Cellular Corp.
5.500% due 06/01/70 4,644 94
406
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 (Ñ) 5,061 131
6.200% due 07/01/79 3,400 87
AT&T, Inc.
5.625% due 08/01/67(Ñ) 5,243 131
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 32
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 12,104 235
CMS Energy Corp.
5.875% due 03/01/79(Ñ) 2,100 53
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 61
6.375% due 04/15/78 6,892 172
Raizen Energia SA
1.146% (Ÿ) 202,900 283
SCE Trust V
5.450% due 03/15/26(¢) 6,361 152
Southern Co. (The)
4.950% due 01/30/80 2,385 50
United States Cellular Corp.
6.250% due 09/01/69 6,303 137
5.500% due 03/01/70 3,754 75
1,599
Total Preferred Stocks
(cost $7,772) 7,346
Options Purchased - 7.5%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Jun 2022 101.11
Call (1) USD 35,000 (ÿ) 264
JPMorgan Chase Jun 2022 101.19
Call (1) USD 35,000 (ÿ) 241
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.140%/SOFR,
USD 5,673, 03/24/57)
Bank of America Mar 2027 0.00 Call
(1) 5,673 (ÿ) 338
(Bank of America, USD 1.722%/SOFR,
USD 63,350, 03/22/42)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Mar 2032 0.00 Call
(1) 63,351 (ÿ) 3,363
(Citigroup, USD 2.310%/SOFR, USD
9,025, 06/01/32)
Citigroup Jun 2022 0.00 Call (1) 9,025 (ÿ) 42
(Citigroup, USD 2.725%/SOFR, USD
5,472, 07/25/32)
Citigroup Jul 2022 0.00 Call (1) 5,472 (ÿ) 106
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Call (1) 6,050 (ÿ) 335
(Citigroup, USD 1.6%/USD 3 Month
LIBOR, USD 9,546, 01/07/52)
Citigroup Jan 2032 0.00 Call (1) 9,546 (ÿ) 913
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 2,166 (ÿ) 294
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 6,481 (ÿ) 588
(Goldman Sachs, USD 1.769%/SOFR,
USD 682, 05/11/32)
Goldman Sachs May 2022 0.00 Call
(1) 682 (ÿ) —
(Goldman Sachs, USD 1.984%/SOFR,
USD 30,375, 03/24/57)
Goldman Sachs Mar 2027 0.00 Call
(1) 30,375 (ÿ) 3,618
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 12/27/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 11,041 (ÿ) 347
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 11,343 (ÿ) 372
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 7,562 (ÿ) 258
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Call
(1) 4,044 (ÿ) 274
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00 Call
(1) 5,565 (ÿ) 217
(Bank of America, SOFR/USD 1.140%,
USD 5,673, 03/24/57)
Bank of America Mar 2027 0.00 Put
(1) 5,673 (ÿ) 1,688
(Bank of America, SOFR/USD 1.722%,
USD 63,350, 03/22/42)
Bank of America Mar 2032 0.00 Put
(1) 63,350 (ÿ) 7,663

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Barclays, SOFR/USD 2.650%, USD
70,000, 07/11/24)
Barclays Jul 2022 0.00 Put (1) 70,001 (ÿ) 581
(Citigroup, SOFR/USD 2.310%, USD
9,025, 06/01/32)
Citigroup Jun 2022 0.00 Put (1) 9,025 (ÿ) 378
(Citigroup, SOFR/USD 2.725%, USD
5,472, 07/25/32)
Citigroup Jul 2022 0.00 Put (1) 5,472 (ÿ) 115
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Put (1) 6,050 (ÿ) 1,024
(Citigroup, USD 3 Month LIBOR/USD
1.6%, USD 9,546, 01/07/52)
Citigroup Jan 2032 0.00 Put (1) 9,546 (ÿ) 1,663
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 2,166 (ÿ) 389
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 6,481 (ÿ) 620
(Goldman Sachs, SOFR/USD 1.769%,
USD 682, 05/11/32)
Goldman Sachs May 2022 0.00 Put
(1) 682 (ÿ) 58
(Goldman Sachs, SOFR/USD 1.984%,
USD 30,375, 03/24/57)
Goldman Sachs Mar 2027 0.00 Put (1) 30,375 (ÿ) 5,381
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 12/27/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,041 (ÿ) 1,243
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,343 (ÿ) 1,243
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00 Put (1) 7,562 (ÿ) 809
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Put (1) 4,044 (ÿ) 959
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00 Put (1) 5,565 (ÿ) 840
Total Options Purchased
(cost $32,496) 36,224
Short-Term Investments - 15.5%
1MDB Global Investments, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.400% due 03/09/23 1,700 1,687
ams AG
0.875% due 09/28/22 1,800 1,772
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 275 275
BASF SE
Series BAS
0.925% due 03/09/23 250 246
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,449 1,450
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.104% due 05/28/22 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 5 2
Colony Capital, Inc.
5.000% due 04/15/23 1,570 1,569
Ctrip.com International, Ltd.
1.250% due 09/15/22 458 442
Exantas Capital Corp.
4.500% due 08/15/22 525 525
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,060 1,043
Horizon Global Corp.
2.750% due 07/01/22 183 176
Ironwood Pharmaceuticals, Inc.
2.250% due 06/15/22 (ç) 58 58
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 795 776
OSI Systems, Inc.
1.250% due 09/01/22 601 598
PTC Therapeutics, Inc.
3.000% due 08/15/22 415 413
Quotient Technology, Inc.
1.750% due 12/01/22 444 429
Starwood Property Trust, Inc.
4.375% due 04/01/23 700 699
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,115 1,079
Transocean, Inc.
0.500% due 01/30/23 784 732
U.S. Cash Management Fund(@) 45,732,175 (∞) 45,718
United States Treasury Bills
0.063% due 05/05/22 (ç)(ž) 963 963
0.051% due 05/19/22 (ç)(ž) 1,737 1,737
0.315% due 05/26/22 (ç)(ž) 742 742
0.339% due 06/02/22 (ç)(ž) 1,874 1,874
0.389% due 06/09/22 (ž) 2,126 2,125
0.487% due 06/16/22 (ž) 1,194 1,193
0.578% due 06/23/22 (ž) 766 765
Series WI
0.199% due 05/03/22 (ç)(ž) 821 821
0.365% due 06/07/22 (ç)(ž) 1,224 1,224
0.410% due 06/14/22 (ç)(ž) 1,223 1,223
0.591% due 06/21/22 (ž) 800 799
Veeco Instruments, Inc.
2.700% due 01/15/23 716 715
Weibo Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 11/15/22 (Þ) 664 645
Total Short-Term Investments
(cost $74,752) 74,526
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 3,174,949
3,175
Total Other Securities
(cost $3,175) 3,175
Total Investments - 125.1%
(identified cost $597,399) 602,965
Securities Sold Short - (9.5)%
Long-Term Investments - (9.5)%
Mortgage-Backed Securities - (9.5)%
Fannie Mae
30 Year TBA(Ï)
2.500% (8,000) (7,298)
4.500% (38,000) (38,631)
Total Securities Sold Short
(proceeds $46,524) (45,929)
Other Assets and Liabilities,
Net - (15.6)%
(75,087)
Net Assets - 100.0%
481,949

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.0%
Adyen NV 03/18/22 EUR 64 1,994.83 128
107
Aena SME SA 11/09/15 EUR 2,933 125.12 367
415
Aircastle , Ltd. 06/03/21 80,000 100.00 80
71
Alteryx , Inc. 03/29/21 616,000 94.33 581
560
Apollo Management Holdings, LP 12/10/19 122,000 100.41 123
113
Ares Management Corp. 06/24/21 130,000 100.15 130
121
AXA SA 01/14/19 200,000 103.05 206
248
Banco Mercantil del Norte SA 11/17/21 200,000 100.00 200
179
Bank of China (Hong Kong), Ltd. 09/11/18 400,000 100.00 400
414
BNP Paribas SA 08/13/18 500,000 105.48 527
520
BNP Paribas SA 09/23/20 200,000 106.66 213
201
BNP Paribas SA 09/23/20 200,000 115.53 231
206
Cellnex Telecom SA 01/28/22 EUR 5,970 48.36 289
279
CGN Power Co., Ltd. 01/28/22 HKD 870,000 0.27 232
244
Chegg , Inc. 11/29/21 1,005,000 82.51 829
780
China Youran Dairy Group, Ltd. 04/08/22 HKD 105,000 0.45 47
43
Credit Agricole SA 02/03/16 200,000 98.25 197
215
Credit Agricole SA 03/12/19 400,000 107.20 429
410
Credit Agricole SA 09/16/20 200,000 109.50 219
201
Credit Suisse Group AG 07/09/18 400,000 101.31 405
396
Credit Suisse Group AG 08/14/19 300,000 100.00 300
282
Credit Suisse Group AG 10/15/19 400,000 109.46 438
390
Credit Suisse Group AG 09/23/20 200,000 110.13 220
200
CTP NV 04/23/21 EUR 5,015 17.49 88
70
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 500,000 106.38 532
510
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
253
Dino Polska SA 01/12/21 PLN 3,422 68.85 236
221
Electricite de France SA 03/18/22 200,000 99.88 200
195
ESR Cayman, Ltd. 01/14/22 HKD 71,000 3.08 219
215
Farm Credit Bank of Texas 07/18/16 3,596 106.13 381
372
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
286
GA Global Funding Trust 06/24/21 260,000 100.13 260
236
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 5,800 11.96 69
70
Granite Point Mortgage Trust, Inc. 06/04/20 1,060,000 97.14 1,030
1,043
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
201
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.14 212
198
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
161
ILFC E-Capital Trust I 04/28/21 210,000 82.61 173
164
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
202
Ionis Pharmaceuticals, Inc. 05/17/21 1,121,000 91.48 1,025
1,005
JD Logistics, Inc. 03/18/22 HKD 85,500 3.06 262
176
JOYY, Inc. 12/07/21 709,000 92.46 656
651
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
193
Liberty Latin America, Ltd. 03/18/22 488,000 91.64 447
443
Liberty Media Corp. 03/05/21 678,000 102.92 698
653
Liberty Mutual Group, Inc. 08/11/21 119,000 99.76 119
108
Macquarie Bank, Ltd. 02/05/21 200,000 109.13 218
193
Meiji Yasuda Life Insurance Co. 03/02/21 400,000 110.76 443
405
MetLife Capital Trust IV 11/27/18 100,000 118.74 119
114
MetLife, Inc. 07/14/16 225,000 139.33 313
278
Momo , Inc. 10/07/21 617,000 87.21 538
561
Netcompany Group A/S 06/17/20 DKK 1,826 62.27 114
102
Nordea Bank Abp 09/15/20 200,000 113.66 227
203
Nutanix , Inc. 01/28/22 795,000 99.05 787
776
Orsted A/S 11/08/19 DKK 428 90.21 39
48
Pharmaron Beijing Co., Ltd. 03/18/22 HKD 9,100 10.49 95
114
PolyPeptide Group AG 05/07/21 CHF 2,566 89.12 229
223
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
201
Reliance Industries, Ltd. 03/18/22 7,659 64.87 497
546
Samsung Biologics Co., Ltd. 04/22/22 KRW 571 648.98 371
377
SBL Holdings LLC 02/04/20 150,000 91.75 138
135
SBL Holdings LLC 06/17/21 140,000 100.00 140
123
Scentre Group Trust 2 09/16/20 300,000 100.00 300
290

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Scorpio Tankers, Inc. 06/23/21 96,000 96.57 93
104
Siemens Healthineers AG 02/05/21 EUR 5,564 58.40 325
301
Societe Generale SA 06/05/20 400,000 103.38 414
382
Societe Generale SA 09/15/20 400,000 107.82 431
409
Societe Generale SA 09/16/20 200,000 114.28 229
208
Standard Chartered PLC 02/07/18 400,000 107.63 431
410
TeamViewer AG 03/05/21 EUR 9,956 19.70 196
121
UBS Group Funding Switzerland AG 01/28/19 200,000 100.00 200
203
Wayfair, Inc. 04/04/22 116,000 82.52 96
87
Weibo Corp. 03/25/20 664,000 97.45 647
645
Western Digital Corp. 04/14/20 1,229,000 97.06 1,193
1,180
WH Group, Ltd. 11/29/21 HKD 438,000 0.63 277
301
Worldline SA 06/17/20 EUR 6,975 81.07 565
273
WuXi AppTec Co., Ltd. 03/18/22 HKD 12,100 13.84 168
162
Wuxi Biologics (Cayman), Inc. 03/18/22 37,500 6.73 253
272
Yellow Cake PLC 09/23/19 GBP 61,838 2.56 158 305
24,273
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 54 AUD 6,704 06/22
(284)
Canadian 10 Year Government Bond Futures 53 CAD 6,697 06/22
(334)
FTSE 100 Index Futures 19 GBP 1,427 06/22
107
MSCI EAFE Index Futures 293 USD 29,251 06/22
(720)
MSCI Emerging Markets Index Futures 42 USD 2,221 06/22
(101)
Russell 2000 E-Mini Index Futures 8 USD 745 06/22
(68)
S&P 500 E-Mini Index Futures 319 USD 65,833 06/22
(2,031)
S&P MidCap 400 E-Mini Index Futures 3 USD 749 06/22
(53)
United States 5 Year Treasury Note Futures 190 USD 21,408 06/22
(45)
United States 10 Year Treasury Note Futures 1,561 USD 186,002 06/22 (11,119)
Short Positions
ASX SPI 200 Index Futures 9 AUD 1,667 06/22
(55)
EURO STOXX 50 Index Futures 268 EUR 10,012 06/22
(240)
Euro-Bund Futures 28 EUR 4,301 06/22
321
FTSE 250 Index Futures 24 GBP 991 06/22
(19)
Hang Seng Index Futures 41 HKD 43,057 05/22
(315)
Long Gilt Futures 32 GBP 3,790 06/22
144
MSCI Emerging Markets Index Futures 298 USD 15,755 06/22
1,309
NASDAQ 100 E-Mini Index Futures 1 USD 257 06/22
9
Russell 2000 E-Mini Index Futures 351 USD 32,666 06/22
1,901
S&P/TSX 60 Index Futures 11 CAD 2,754 06/22
66
TOPIX Index Futures 153 JPY 2,911,591 06/22 (1,809)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (13,336)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 101.11 USD 35,000 06/06/22 (212)
Fannie Mae Bonds JPMorgan Chase Put 1 101.19 USD 35,000 06/06/22 (241)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 14,581,
03/21/27 Bank of America Call 1 0.00 14,581 03/19/25 (66)
Bank of America, SOFR/USD 2.315%,
USD 12,600, 04/22/57 Bank of America Call 1 0.00 12,600 04/20/27 (1,657)
Barclays, SOFR/USD 2.650%, USD
70,000, 07/11/24 Barclays Call 1 0.00 70,000 07/07/22 (193)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (231)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (232)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/28/40 Goldman Sachs Call 1 0.00 8,722 03/26/30 (160)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,192 04/15/31 (3,053)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 23,717, 03/31/28 JPMorgan Chase Call 1 0.00 23,717 03/25/27 (61)
JP Morgan, USD 3 Month LIBOR/USD
1.991%, USD 3,823, 10/25/58 JPMorgan Chase Call 1 0.00 3,823 10/23/28 (444)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 14,581,
03/21/27 Bank of America Put 1 0.00 14,581 03/19/25 (516)
Bank of America, USD 2.315%/SOFR,
USD 12,600, 04/22/57 Bank of America Put 1 0.00 12,600 04/20/27 (1,608)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (1,088)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (468)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Put 1 0.00 8,722 03/26/30 (1,394)
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,192 04/15/31 (4,829)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 23,717, 03/31/28 JPMorgan Chase Put 1 0.00 23,717 03/25/27 (463)
JP Morgan, USD 1.991%/USD 3 Month
LIBOR, USD 3,823, 10/25/58 JPMorgan Chase Put 1 0.00 3,823 10/23/28 (794)
Total Liability for Options Written (premiums received $15,938) (17,710)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 39 AUD 52 06/09/22 (2)
Bank of America USD 73 AUD 102 06/09/22 (1)
Bank of America USD 383 HKD 2,995 06/15/22 (1)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 49 JPY 5,972 06/09/22 (3)
Bank of America USD 855 JPY 98,686 06/09/22 (94)
Bank of America USD 3,589 JPY 424,719 06/15/22 (312)
Bank of America USD 731 NOK 6,523 06/09/22 (35)
Bank of America AUD 3 USD 2 06/09/22 —
Bank of America AUD 1,185 USD 868 06/09/22 31
Bank of America CAD 2,765 USD 2,158 06/15/22 6
Bank of America CHF 810 USD 876 06/15/22 42
Bank of America DKK 434 USD 62 05/03/22 —
Bank of America EUR 94 USD 100 05/03/22 —
Bank of America EUR 1,716 USD 1,902 06/15/22 88
Bank of America EUR 5,010 USD 5,499 06/15/22 203
Bank of America GBP 998 USD 1,315 06/15/22 59
Bank of America JPY 8,581 USD 67 06/09/22 1
Bank of America JPY 176,726 USD 1,350 06/09/22 (13)
Bank of America JPY 1,026,556 USD 8,894 06/15/22 971
Bank of America NOK 175 USD 20 06/09/22 2
Bank of America NOK 610 USD 67 06/09/22 2
Bank of America NOK 12,570 USD 1,336 06/09/22 (4)
Bank of America TRY 161 USD 11 05/06/22 —
Bank of New York USD 14 GBP 11 06/09/22 —
Bank of New York USD 55 GBP 42 06/09/22 (3)
Bank of New York USD 2,408 GBP 1,808 06/09/22 (135)
Bank of New York USD 1,593 NZD 2,351 06/09/22 (75)
Bank of New York GBP 186 USD 236 06/09/22 2
Bank of New York NZD 8 USD 5 06/09/22 —
Bank of New York NZD 70 USD 49 06/09/22 4
Bank of New York NZD 188 USD 124 06/09/22 3
Brown Brothers Harriman USD 13 CAD 17 05/03/22 —
Brown Brothers Harriman USD 114 CAD 145 05/03/22 —
Brown Brothers Harriman USD 31 EUR 30 05/03/22 —
Brown Brothers Harriman USD 1,374 EUR 1,305 05/03/22 2
Brown Brothers Harriman CAD 162 USD 130 05/03/22 4
Brown Brothers Harriman CAD 148 USD 116 06/02/22 —
Brown Brothers Harriman EUR 196 USD 213 05/03/22 7
Brown Brothers Harriman EUR 208 USD 233 05/03/22 13
Brown Brothers Harriman EUR 930 USD 1,031 05/03/22 49
Brown Brothers Harriman EUR 1,307 USD 1,379 06/02/22 (2)
HSBC USD 74 BRL 401 05/03/22 7
HSBC USD 1,564 BRL 9,204 05/03/22 298
HSBC USD 1,682 BRL 8,803 05/03/22 99
HSBC USD 440 CLP 359,970 06/14/22 (22)
HSBC USD 447 CLP 359,970 06/14/22 (28)
HSBC USD 331 COP 1,337,143 05/24/22 6
HSBC USD 336 COP 1,337,143 05/24/22 —
HSBC USD 549 COP 2,219,427 05/24/22 10
HSBC USD 558 COP 2,219,427 05/24/22 1
HSBC USD 75 PEN 284 06/14/22 (1)
HSBC USD 76 PEN 284 06/14/22 (2)
HSBC USD 1,067 PLN 4,287 05/24/22 (102)
HSBC USD 1,198 PLN 4,811 05/24/22 (115)
HSBC USD 2,255 PLN 9,098 05/24/22 (207)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 689
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 97 RON 429 06/14/22 (6)
HSBC USD 99 RON 429 06/14/22 (8)
HSBC USD 1,591 THB 51,694 06/14/22 (81)
HSBC USD 1,610 THB 51,694 06/14/22 (100)
HSBC BRL 401 USD 74 05/03/22 (7)
HSBC BRL 8,803 USD 1,682 05/03/22 (99)
HSBC BRL 9,204 USD 1,564 05/03/22 (298)
HSBC CAD 2,765 USD 2,156 06/15/22 4
HSBC CHF 810 USD 877 06/15/22 42
HSBC CLP 359,970 USD 447 06/14/22 28
HSBC CLP 359,970 USD 440 06/14/22 22
HSBC COP 1,337,143 USD 336 05/24/22 —
HSBC COP 1,337,143 USD 331 05/24/22 (6)
HSBC COP 2,219,427 USD 549 05/24/22 (10)
HSBC COP 2,219,427 USD 558 05/24/22 (1)
HSBC EUR 1,716 USD 1,900 06/15/22 86
HSBC GBP 998 USD 1,314 06/15/22 59
HSBC JPY 1,026,556 USD 8,899 06/15/22 979
HSBC PEN 284 USD 75 06/14/22 1
HSBC PEN 284 USD 76 06/14/22 2
HSBC PLN 4,287 USD 1,067 05/24/22 102
HSBC PLN 4,811 USD 1,198 05/24/22 115
HSBC PLN 9,098 USD 2,255 05/24/22 207
HSBC RON 429 USD 99 06/14/22 8
HSBC RON 429 USD 97 06/14/22 6
HSBC THB 51,694 USD 1,610 06/14/22 100
HSBC THB 51,694 USD 1,591 06/14/22 81
JPMorgan Chase CAD 2,765 USD 2,155 06/15/22 3
JPMorgan Chase CHF 810 USD 876 06/15/22 42
JPMorgan Chase EUR 1,716 USD 1,894 06/15/22 80
JPMorgan Chase GBP 998 USD 1,312 06/15/22 57
JPMorgan Chase JPY 1,026,556 USD 8,884 06/15/22 962
Royal Bank of Canada USD 11,019 CAD 14,080 06/15/22 (60)
Royal Bank of Canada USD 103 HKD 808 05/04/22 —
Royal Bank of Canada CAD 2,765 USD 2,159 06/15/22 7
Royal Bank of Canada CHF 810 USD 877 06/15/22 43
Royal Bank of Canada EUR 1,716 USD 1,902 06/15/22 88
Royal Bank of Canada GBP 998 USD 1,312 06/15/22 57
Royal Bank of Canada JPY 1,026,556 USD 8,882 06/15/22 961
Standard Chartered CAD 2,765 USD 2,156 06/15/22 4
Standard Chartered CHF 810 USD 875 06/15/22 41
Standard Chartered EUR 1,716 USD 1,899 06/15/22 85
Standard Chartered GBP 998 USD 1,313 06/15/22 58
Standard Chartered JPY 1,026,556 USD 8,888 06/15/22 966
State Street USD 72 CAD 92 05/02/22 —
State Street USD 1,371 CAD 1,760 06/09/22 (1)
State Street USD 72 EUR 67 06/09/22 (1)
State Street USD 14,050 EUR 12,550 06/15/22 (784)
State Street USD 31,982 JPY 3,895,040 06/15/22 (1,927)
State Street USD 178 SEK 1,725 06/09/22 (2)
State Street USD 1,351 SEK 13,266 06/09/22 2
State Street AUD 16 USD 12 06/15/22 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
690 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street BRL 188 USD 38 05/02/22 —
State Street DKK 18,730 USD 2,797 06/15/22 136
State Street EUR 1 USD 1 06/09/22 —
State Street EUR 13 USD 14 06/09/22 1
State Street EUR 649 USD 721 06/09/22 35
State Street HKD 23,480 USD 3,003 06/15/22 8
State Street JPY 2,011,270 USD 17,034 06/15/22 1,514
State Street NOK 8,070 USD 905 06/15/22 44
State Street SEK 82 USD 9 06/09/22 1
State Street SEK 14,909 USD 1,533 06/09/22 14
State Street SEK 32,488 USD 3,365 06/15/22 53
State Street TWD 132 USD 4 05/03/22 —
UBS USD 18 CHF 17 06/09/22 —
UBS USD 227 CHF 217 06/09/22 (3)
UBS CHF 15 USD 16 06/09/22 1
UBS CHF 2,249 USD 2,451 06/09/22 135
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,599
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 20,100 SOFR
(2)
2.307%
(3)
03/31/24
— 117 117
Barclays USD 10,700 2.379%
(3)
SOFR
(2)
04/05/24
— (52) (52)
Barclays USD 9,560 2.380%
(3)
SOFR
(2)
04/06/24
— (47) (47)
Barclays USD 11,500 2.447%
(3)
SOFR
(2)
04/07/24
— (42) (42)
Barclays USD 5,821 SOFR
(2)
2.321%
(3)
04/18/24
— 41 41
Barclays USD 6,652 2.325%
(3)
SOFR
(2)
04/18/24
— (46) (46)
Barclays USD 3,402 SOFR
(2)
2.423%
(3)
04/19/24
— 17 17
Barclays USD 8,232 SOFR
(2)
2.402%
(3)
04/19/24
— 45 45
Barclays USD 9,424 2.428%
(3)
SOFR
(2)
04/20/24
— (48) (48)
Barclays USD 210 SOFR
(2)
2.663%
(3)
04/25/24
— — —
Barclays USD 3,280 SOFR
(2)
2.704%
(3)
04/25/24
— — —
Barclays USD 2,104 SOFR
(2)
2.743%
(3)
04/26/24
— (1) (1)
Barclays USD 211 SOFR
(2)
2.553%
(3)
04/28/24
— 1 1
Barclays USD 2,341 2.729%
(4)
SOFR
(4)
05/03/24
— — —
Barclays USD 157,999 SOFR
(2)
1.800%
(3)
06/15/24
2,301 1,028 3,329
Barclays USD 70,000 2.650%
(3)
SOFR
(2)
07/11/24
— (387) (387)
Barclays USD 3,336 SOFR
(2)
2.354%
(3)
03/30/27
— 54 54
Barclays USD 4,059 2.337%
(3)
SOFR
(2)
03/31/27
— (69) (69)
Barclays USD 16,200 2.288%
(3)
SOFR
(2)
03/31/27
— (314) (314)
Barclays USD 2,214 2.299%
(3)
SOFR
(2)
04/01/27
— (42) (42)
Barclays USD 4,844 SOFR
(2)
2.247%
(3)
04/01/27
— 103 103
Barclays USD 2,699 SOFR
(2)
2.349%
(3)
04/05/27
— 45 45

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 691
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,204 2.330%
(3)
SOFR
(2)
04/06/27
— (21) (21)
Barclays USD 8,713 SOFR
(2)
2.326%
(3)
04/06/27
— 156 156
Barclays USD 1,436 2.367%
(3)
SOFR
(2)
04/07/27
— (23) (23)
Barclays USD 2,113 2.461%
(3)
SOFR
(2)
04/11/27
— (25) (25)
Barclays USD 3,876 SOFR
(2)
2.518%
(3)
04/12/27
— 36 36
Barclays USD 26,600 SOFR
(2)
2.531%
(3)
04/12/27
— 232 232
Barclays USD 4,394 2.592%
(3)
SOFR
(2)
04/13/27
— (26) (26)
Barclays USD 9,357 2.571%
(3)
SOFR
(2)
04/13/27
— (67) (67)
Barclays USD 186 SOFR
(2)
2.412%
(3)
04/18/27
— 3 3
Barclays USD 356 2.535%
(3)
SOFR
(2)
04/19/27
— (3) (3)
Barclays USD 1,649 SOFR
(2)
2.436%
(3)
04/19/27
— 22 22
Barclays USD 1,494 2.612%
(3)
SOFR
(2)
04/21/27
— (8) (8)
Barclays USD 3,379 2.673%
(3)
SOFR
(2)
04/22/27
— (9) (9)
Barclays USD 20,500 2.767%
(3)
SOFR
(2)
04/25/27
— 31 31
Barclays USD 3,652 SOFR
(2)
2.543%
(3)
04/28/27
— 34 34
Barclays USD 1,334 2.536%
(3)
SOFR
(2)
04/29/27
— (13) (13)
Barclays USD 1,443 2.668%
(3)
SOFR
(2)
05/02/27
— (5) (5)
Barclays USD 59,000 SOFR
(2)
1.850%
(3)
06/15/27
1,382 1,218 2,600
Barclays USD 458 SOFR
(2)
1.285%
(3)
12/23/31
— 53 53
Barclays USD 13,900 1.290%
(3)
SOFR
(2)
12/29/31
(2) (1,619) (1,621)
Barclays USD 10,800 1.539%
(3)
SOFR
(2)
01/10/32
— (1,024) (1,024)
Barclays USD 2,561 SOFR
(2)
1.796%
(3)
02/25/32
— 194 194
Barclays USD 5,313 SOFR
(2)
1.686%
(3)
03/02/32
— 453 453
Barclays USD 17,700 SOFR
(2)
1.529%
(3)
03/03/32
— 1,750 1,750
Barclays USD 8,711 1.808%
(3)
SOFR
(2)
03/15/32
— (656) (656)
Barclays USD 9,148 1.952%
(3)
SOFR
(2)
03/16/32
— (574) (574)
Barclays USD 5,873 2.013%
(3)
SOFR
(2)
03/21/32
— (342) (342)
Barclays USD 12,200 1.992%
(3)
SOFR
(2)
03/22/32
— (725) (725)
Barclays USD 12,600 SOFR
(2)
2.060%
(3)
03/23/32
— 678 678
Barclays USD 9,981 SOFR
(2)
2.184%
(3)
03/24/32
— 428 428
Barclays USD 8,317 2.140%
(3)
SOFR
(2)
03/25/32
— (394) (394)
Barclays USD 549 2.282%
(3)
SOFR
(2)
03/29/32
— (19) (19)
Barclays USD 3,967 SOFR
(2)
2.266%
(3)
03/30/32
— 145 145
Barclays USD 3,967 SOFR
(2)
2.260%
(3)
03/30/32
— 147 147
Barclays USD 6,268 SOFR
(2)
2.261%
(3)
03/30/32
— 228 228
Barclays USD 1,052 SOFR
(2)
2.116%
(3)
04/04/32
— 53 53
Barclays USD 3,776 SOFR
(2)
2.137%
(3)
04/05/32
— 180 180
Barclays USD 5,496 SOFR
(2)
2.159%
(3)
04/05/32
— 255 255
Barclays USD 884 SOFR
(2)
2.184%
(3)
04/06/32
— 39 39
Barclays USD 9,025 SOFR
(2)
2.298%
(3)
04/07/32
— 310 310
Barclays USD 11,400 2.307%
(3)
SOFR
(2)
04/07/32
— (382) (382)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
692 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 2,141 2.402%
(3)
SOFR
(2)
04/08/32
— (54) (54)
Barclays USD 3,461 SOFR
(2)
2.383%
(3)
04/11/32
— 94 94
Barclays USD 2,048 SOFR
(2)
2.495%
(3)
04/14/32
— 36 36
Barclays USD 1,371 2.451%
(3)
SOFR
(2)
04/18/32
— (30) (30)
Barclays USD 1,560 2.479%
(3)
SOFR
(2)
04/18/32
— (30) (30)
Barclays USD 66,100 SOFR
(2)
2.449%
(3)
04/18/32
— 1,402 1,402
Barclays USD 2,384 2.471%
(3)
SOFR
(2)
04/19/32
— (47) (47)
Barclays USD 28,600 2.575%
(3)
SOFR
(2)
04/19/32
— (292) (292)
Barclays USD 2,058 SOFR
(2)
2.585%
(3)
04/20/32
— 20 20
Barclays USD 2,257 2.622%
(3)
SOFR
(2)
04/20/32
— (14) (14)
Barclays USD 2,435 SOFR
(2)
2.617%
(3)
04/20/32
— 17 17
Barclays USD 1,070 SOFR
(2)
2.729%
(3)
04/21/32
— (3) (3)
Barclays USD 205 2.687%
(3)
SOFR
(2)
04/25/32
— — —
Barclays USD 1,704 2.613%
(3)
SOFR
(2)
04/25/32
— (13) (13)
Barclays USD 4,787 2.710%
(3)
SOFR
(2)
04/25/32
— 3 3
Barclays USD 459 2.683%
(3)
SOFR
(2)
04/26/32
— (1) (1)
Barclays USD 5,468 SOFR
(2)
2.689%
(3)
04/26/32
— 7 7
Barclays USD 268 2.547%
(3)
SOFR
(2)
04/28/32
— (4) (4)
Barclays USD 13,600 1.950%
(3)
SOFR
(2)
06/15/32
(360) (571) (931)
Barclays USD 802 2.390%
(3)
3 Month LIBOR
(2)
09/26/39
— (31) (31)
Barclays USD 2,638 SOFR
(2)
1.450%
(3)
12/29/51
(2) 550 548
Barclays USD 3,982 1.531%
(3)
SOFR
(2)
12/30/51
— (764) (764)
Barclays USD 1,432 SOFR
(2)
1.671%
(3)
01/07/52
— 113 113
Barclays USD 2,608 1.833%
(3)
SOFR
(2)
02/14/52
— (338) (338)
Barclays USD 2,635 2.060%
(3)
SOFR
(2)
03/23/52
— (221) (221)
Barclays USD 4,824 2.285%
(3)
SOFR
(2)
04/12/52
— (182) (182)
Barclays USD 1,478 SOFR
(2)
2.334%
(3)
04/13/52
— 43 43
Barclays USD 30,000 2.323%
(3)
SOFR
(2)
04/18/52
— (903) (903)
Barclays USD 10,100 SOFR
(2)
2.438%
(3)
04/19/52
— 61 61
Barclays USD 3,301 SOFR
(2)
2.479%
(3)
04/25/52
— (3) (3)
Barclays USD 7,093 2.050%
(3)
SOFR
(2)
06/15/52
(110) (530) (640)
Barclays USD 3,983 3 Month LIBOR
(2)
2.275%
(3)
03/25/55
— 286 286
Barclays USD 8,277 SOFR
(2)
1.984%
(3)
03/24/57 — 480 480
Total Open Interest Rate Swap Contracts (å) 3,209 194 3,403

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 693
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 70,000 5.000%
(2)
06/20/27 3,216 (1,711) 1,505
Total Open Credit Indices - Sell Protection Contracts (å) 3,216 (1,711) 1,505
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 42,095 $ 20
$ —
$ 42,115 8.7
International Debt — 79,825 —
—
79,825 16.6
Mortgage-Backed Securities — 158,785 —
—
158,785 32. 9
Non-US Bonds — 1,348 —
—
1,348 0.3
Common Stocks
Consumer Discretionary 7,317 10,588 —
—
17,905 3.7
Consumer Staples 2,058 6,365 —
—
8,423 1.7
Energy 4,007 2,764 —
—
6,771 1.4
Financial Services 38,181 29,857 —
—
68,038 14.2
Health Care 4,521 7,661 —
—
12,182 2.5
Materials and Processing 11,270 10,043 —
—
21,313 4.4
Producer Durables 8,113 13,305 2,939
—
24,357 5.1
Technology 14,743 11,996 —
—
26,739 5.5
Utilities 6,322 7,571 —
—
13,893 2.9
Preferred Stocks 5,958 1,388 — — 7,346 1.5
Options Purchased 505 35,719 — — 36,224 7.5
Short-Term Investments — 28,79 5 13 45,7 18 74,52 6 15.5
Other Securities — — — 3,175 3,175 0.7
Total Investments 102,995 448,10 5 2,972 48,89 3 602,96 5 12 5 . 1
Securities Sold Short**
Long-Term Investments — (45,9 29 ) —
—
(45,9 29 ) (9.5)
Other Assets and Liabilities, Net
(15.6)
100.0

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
694 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 3,857 — — — 3,857 0.8
Foreign Currency Exchange Contracts — 9,150 — — 9,150 1. 9
Interest Rate Swap Contracts — 14,889 — — 14,889 3. 1
Credit Default Swap Contracts — 1,505 — — 1,505 0.3
A
Liabilities
Futures Contracts (17,193) — — — (17,193) (3.6)
Options Written (453) (17,25 7 ) — — (17,710) (3.7)
Foreign Currency Exchange Contracts — (4,551) — — (4,551) (0. 9 )
Interest Rate Swap Contracts — (11,486) — — (11,486) (2.4)
Total Other Financial Instruments
*
$ (13,789) $ (7,75 0 ) $ — $ — $ (21,539)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
1,597
Australia .............................................................................................
4,931
Azerbaijan ..........................................................................................
729
Bahrain ...............................................................................................
1,549
Belgium ..............................................................................................
681
Bermuda .............................................................................................
2,172
Brazil ..................................................................................................
5,640
Burkina Faso .......................................................................................
179
Canada ................................................................................................
13,301
Cayman Islands ...................................................................................
6,037
Chile ...................................................................................................
3,057
China ..................................................................................................
15,778
Colombia .............................................................................................
2,465
Costa Rica ...........................................................................................
1,446
Denmark .............................................................................................
1,409
Finland ...............................................................................................
287
France .................................................................................................
7,522

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 695
Amounts in thousands
Country Exposure
Fair Value
$
Georgia ...............................................................................................
817
Germany .............................................................................................
5,741
Ghana .................................................................................................
24
Greece ................................................................................................
343
Hong Kong ..........................................................................................
5,346
Hungary ..............................................................................................
180
India ...................................................................................................
4,044
Indonesia ............................................................................................
5,512
Ireland ................................................................................................
671
Italy ....................................................................................................
2,197
Japan ..................................................................................................
32,800
Kazakhstan .........................................................................................
3,246
Kyrgyzstan ..........................................................................................
437
Macao .................................................................................................
461
Malaysia ..............................................................................................
3,559
Mexico ................................................................................................
5,091
Monaco ...............................................................................................
104
Mongolia .............................................................................................
2,453
Morocco ..............................................................................................
808
Netherlands ........................................................................................
2,841
New Zealand .......................................................................................
265
Norway ................................................................................................
365
Oman ..................................................................................................
1,858
Pakistan ..............................................................................................
1,413
Panama ...............................................................................................
1,413
Peru ....................................................................................................
1,222
Philippines ..........................................................................................
1,668
Poland .................................................................................................
266
Portugal ..............................................................................................
113
Puerto Rico .........................................................................................
353
Qatar ...................................................................................................
1,371
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,387
Singapore ............................................................................................
2,500
South Africa ........................................................................................
2,997
South Korea ........................................................................................
7,821
Spain ...................................................................................................
1,290
Sweden ................................................................................................
2,693
Switzerland .........................................................................................
5,117
Taiwan .................................................................................................
4,037
Thailand ..............................................................................................
1,462
Trinidad and Tobago ...........................................................................
1,360
Turkey .................................................................................................
3,021
Ukraine ...............................................................................................
622
United Arab Emirates .........................................................................
2,232
United Kingdom ..................................................................................
19,678
United States .......................................................................................
3 88 , 341
Uzbekistan ..........................................................................................
1,256
Virgin Islands, British .........................................................................
1,389
Total Investments ....................................................................
602,965
United States .......................................................................................
(45,929)
Total Securities Sold Short ......................................................
(45,929)

See accompanying notes which are an integral part of the financial statements.
696 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ — $ 36,224
Unrealized appreciation on foreign currency exchange contracts — — 9,150 —
Variation margin on futures contracts** 3,392 — — 465
Interest rate swap contracts, at fair value — — — 14,889
Credit default swap contracts, at fair value — 1,505 — —
Total
$ 3,392 $ 1,505 $ 9,150 $ 51,578
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 5,411 $ — $ — $ 11,782
Unrealized depreciation on foreign currency exchange contracts — — 4,551 —
Options written, at fair value — — — 17,710
Interest rate swap contracts, at fair value — — — 11,486
Total
$ 5,411 $ — $ 4,551 $ 40,978
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 1,518 $ — $ — $ (385)
Futures contracts 1,959 — — (9,026)
Options written — — — (5,384)
Interest rate swap contracts — — — 13,690
Credit default swap contracts — (82) — —
Foreign currency exchange contracts — — 4,783 —
Total
$ 3,477 $ (82) $ 4,783 $ (1,105)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (1,590) $ — $ — $ 3,148
Futures contracts (2,983) — — (8,437)
Options written — — — 621
Interest rate swap contracts — — — (8,383)
Credit default swap contracts — (1,795) — —
Foreign currency exchange contracts — — 3,226 —
Total
$ (4,573) $ (1,795) $ 3,226 $ (13,051)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 697
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 36,224 $ — $ 36,224
Securities on Loan* Investments, at fair value 2,435 — 2,435
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 9,150 — 9,150
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 14,889 — 14,889
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,505 — 1,505
Total Financial and Derivative Assets
64,203 — 64,203
Financial and Derivative Assets not subject to a netting agreement
(16,394) — (16,394)
Total Financial and Derivative Assets subject to a netting agreement
$ 47,809 $ — $ 47,809
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 14,666 $ 4,195 $ 207 $ 10,264
Bank of Montreal
111 — 111 —
Bank of New York
9 9 — —
Bank of Nova Scotia
37 — 37 —
Barclays
788 193 595 —
Brown Brothers Harriman
75 2 — 73
Citigroup
6,467 2,020 1,470 2,977
Credit Suisse
204 — 204 —
Goldman Sachs
15,999 9,436 380 6,183
HSBC
2,448 — 185 2,263
JPMorgan Chase
2,012 453 363 1,196
Morgan Stanley
223 — 223 —
National Bank of Canada
204 — 204 —
Royal Bank of Canada
1,156 60 — 1,096
Standard Chartered
1,154 — — 1,154
State Street
1,807 1,759 — 48
UBS
137 3 — 134
Wells Fargo
312 — 312 —
Total
$ 47,809 $ 18,130 $ 4,291 $ 25,388

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
698 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,551 $ — $ 4,551
Options Written Contracts Options written, at fair value 17,710 — 17,710
Short Sales Securities sold short, at fair value 45,929 — 45,929
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 11,486 — 11,486
Total Financial and Derivative Liabilities
79,676 — 79,676
Financial and Derivative Liabilities not subject to a netting agreement
(11,486) — (11,486)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 68,190 $ — $ 68,190
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 4,313 $ 4,195 $ 117 $ 1
Bank of New York 212 9 — 203
Barclays 193 193 — —
Brown Brothers Harriman 2 2 — —
Citigroup 2,020 2,020 — —
Goldman Sachs 9,436 9,436 — —
HSBC 1,093 — 10 1,083
JPMorgan Chase 2,215 453 — 1,762
Royal Bank of Canada 60 60 — —
State Street 48,643 1,759 45,929 955
UBS 3 3 — —
Total
$ 68,190 $ 18,130 $ 46,056 $ 4,004
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 699
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 597,399
Investments, at fair value(*)(>) ......................................................................................................................................................
602,965
Foreign currency holdings(^) ......................................................................................................................................................... 1,208
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 9,150
Receivables:
Dividends and interest ....................................................................................................................................................... 4,122
Dividends from affiliated funds .......................................................................................................................................... 14
Investments sold ................................................................................................................................................................ 280,861
Fund shares sold ................................................................................................................................................................ 215
From broker(a)(b) ............................................................................................................................................................... 31,721
Prepaid expenses ........................................................................................................................................................................... 8
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 14,889
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,505
Total assets .................................................................................................................................................
946,658
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 954
Due to broker (c)(d)(e) ........................................................................................................................................................ 11,803
Investments purchased ...................................................................................................................................................... 354,628
Fund shares redeemed ....................................................................................................................................................... 601
Accrued fees to affiliates .................................................................................................................................................... 258
Other accrued expenses ..................................................................................................................................................... 279
Variation margin on futures contracts ................................................................................................................................. 13,327
Deferred capital gains tax liability ..................................................................................................................................... 8
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,551
Options written, at fair value(x) ...................................................................................................................................................... 17,710
Securities sold short, at fair value(‡) .............................................................................................................................................. 45,929
Payable upon return of securities loaned ....................................................................................................................................... 3,175
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 11,486
Total liabilities .............................................................................................................................................
464,709
Net Assets ............................................................................................................................................................
$ 481,949

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
700 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 4,989
Shares of beneficial interest ...........................................................................................................................................................
498
Additional paid-in capital ..............................................................................................................................................................
476,462
Net Assets ............................................................................................................................................................
$ 481,949
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.65
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.24
Class A — Net assets ............................................................................................................................................................. $ 4,388,488
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 454,994
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.52
Class C — Net assets ............................................................................................................................................................. $ 4,130,150
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 433,639
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.68
Class M — Net assets ............................................................................................................................................................ $ 44,337,112
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,579,113
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 9.68
Class S   — Net assets ........................................................................................................................................................... $ 297,551,689
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 30,742,617
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.70
Class Y — Net assets ............................................................................................................................................................. $ 131,541,845
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 13,557,770
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,242
(x)     Premiums received on options written $ 15,938
(*)     Securities on loan included in investments $ 2,435
(+)     Credit default swap contracts - premiums paid (received) $ 3,216
(•)     Interest rate swap contracts - premiums paid (received) $ 3,209
(‡)     Proceeds on securities sold short $ 46,524
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 48,89 3
(a)     Receivable from Broker for Futures $ 26,901
(b)     Receivable from Broker for Swaps $ 4,820
(c)     Due to Broker for Futures $ 3
(d)     Due to Broker for Swaps $ 5,678
(e)     Due to Broker for Options $ 6,122
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 701
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,552
Dividends from affiliated funds ......................................................................................................................................... 35
Interest .............................................................................................................................................................................. 1,950
Securities lending income (net) ......................................................................................................................................... 26
Total investment income ...............................................................................................................................................................
4,563
Expenses
Advisory fees .................................................................................................................................................................... 2,153
Administrative fees ........................................................................................................................................................... 138
Custodian fees ................................................................................................................................................................... 236
Distribution fees - Class A ................................................................................................................................................ 6
Distribution fees - Class C ................................................................................................................................................ 18
Transfer agent fees - Class A ............................................................................................................................................ 5
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 50
Transfer agent fees - Class S   ........................................................................................................................................... 366
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 71
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ................................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 28
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 3,155
Expense reductions ........................................................................................................................................................... (1,085)
Net expenses .................................................................................................................................................................................
2,070
Net investment income (loss) ........................................................................................................................................................
2,493
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $6) ........................................................................................................ 15,129
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (7,067)
Options written ................................................................................................................................................................. (5,384)
Foreign currency exchange contracts ................................................................................................................................ 4,783
Interest rate swap contracts ............................................................................................................................................... 13,690
Credit default swap contracts ............................................................................................................................................ (82)
Foreign currency-related transactions ............................................................................................................................... (547)
Net realized gain (loss) ..................................................................................................................................................................
20,515
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $ 8 ) .................................................................. (52,70 3 )
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (11,420)
Options written ................................................................................................................................................................. 621
Foreign currency exchange contracts ................................................................................................................................ 3,226
Interest rate swap contracts ............................................................................................................................................... (8,383)
Credit default swap contracts ............................................................................................................................................ (1,795)
Securities sold short .......................................................................................................................................................... 595
Foreign currency-related transactions ............................................................................................................................... (26 7 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (70,125)
Net realized and unrealized gain (loss) ......................................................................................................................................... (49,610)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
702 Multi-Strategy Income Fund
Statement of Operations , continued — For the Period Ended April 30, 2022
(Unaudited)
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (47,117)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 703
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,493 $ 4,779
Net realized gain (loss) ...................................................................................................................... 20,515 57,026
Net change in unrealized appreciation (depreciation) ....................................................................... (70,125) 85,008
Net increase (decrease) in net assets from operations ............................................................................. (47,117) 146,813
Distributions
To shareholders
Class A .......................................................................................................................................... (248) (45)
Class C .......................................................................................................................................... (239) (30)
Class M ......................................................................................................................................... (2,743) (899)
Class S   ......................................................................................................................................... (19,821) (5,845)
Class Y .......................................................................................................................................... (8,310) (2,293)
Net decrease in net assets from distributions .......................................................................................... (31,361) (9,112)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (54,585) (343,195)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(133,063) (205,494)
Net Assets
Beginning of period .................................................................................................................................
615,012 820,506
End of period ..........................................................................................................................................
$ 481,949 $ 615,012

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
704 Multi-Strategy Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 83 $ 858 69 $ 747
Proceeds from reinvestment of distributions 24 248 5 45
Payments for shares redeemed (109) (1,134) (128) (1,359)
Net increase (decrease)
(2) (28) (54) (567)
Class C
Proceeds from shares sold 1 10 41 437
Proceeds from reinvestment of distributions 23 239 3 30
Payments for shares redeemed (53) (551) (136) (1,420)
Net increase (decrease)
(29) (302) (92) (953)
Class M
Proceeds from shares sold 453 4,759 4,810 50,153
Proceeds from reinvestment of distributions 263 2,742 85 899
Payments for shares redeemed (1,003) (10,517) (5,944) (64,505)
Net increase (decrease)
(287) (3,016) (1,049) (13,453)
Class S
Proceeds from shares sold 2,136 22,372 6,377 67,911
Proceeds from reinvestment of distributions 1,900 19,797 560 5,837
Payments for shares redeemed (8,361) (85,739) (31,908) (338,861)
Net increase (decrease)
(4,325) (43,570) (24,971) (265,113)
Class Y
Proceeds from shares sold 82 90 9 1,450 15,833
Proceeds from reinvestment of distributions 797 8,31 0 219 2,293
Payments for shares redeemed (1,617) (16,888) (7,505) (81,235)
Net increase (decrease)
(738) (7,669) (5,836) (63,109)
Total increase (decrease)
(5,381) $ (54,585) (32,002) $ (343,195)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
706 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 11.11 .03 (.93) (.90) (.20) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
Class C
April 30, 2022* 10.99 (.01) (.92) (.93) (.18) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
Class M
April 30, 2022* 11.15 .05 (.94) (.89) (.22) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(3) 10.00 .25 .27 .52 (.25) —
Class S
April 30, 2022* 11.15 .04 (.93) (.89) (.22) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
Class Y
April 30, 2022* 11.17 .05 (.93) (.88) (.23) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 707
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.56) 9.65 (8.42) 4,388 1.39 1.02 .62 126
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.54) 9.52 (8.77) 4,130 2.14 1.77 (.18) 126
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.58) 9.68 (8.23) 44,337 1.14 .67 .93 126
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.58) 9.68 (8.37) 297,552 1.14 .77 .82 126
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.59) 9.70 (8.17) 131,542 .94 .57 1.01 126
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
708 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 166,684
Administration fees 21,187
Distribution fees 3,637
Shareholder servicing fees 893
Transfer agent fees 61,940
Trustee fees 3,557
$ 257,898
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 3,313 $ 18,215 $ 18,353 $ — $ — $ 3,175 $ — $ —
U.S. Cash Management Fund 68,369 734,477 757,122 (7) 1 45,718 35 —
$ 71,682 $ 752,692 $ 775,475 $ (7) $ 1 $ 48,893 $ 35 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 558,775,257 $ 133,483,225 $ (157,229,855) $ (23,746,630)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Multi-Asset Growth Strategy Fund 709
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.70 $ 1,018.94
Expenses Paid During Period* $ 5.57 $ 5.91
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.60 $ 1,015.22
Expenses Paid During Period* $ 9.10 $ 9.64
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 905.40 $ 1,020.68
Expenses Paid During Period* $ 3.92 $ 4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
710 Multi-Asset Growth Strategy Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 904.90 $ 1,020.18
Expenses Paid During Period* $ 4.39 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 906.10 $ 1,021.17
Expenses Paid During Period* $ 3.45 $ 3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 711
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 39.7%
Corporate Bonds and Notes - 8.0%
Aircastle , Ltd.
4.250% due 06/15/26
35 34
Alcoa Corp.
4.125% due 03/31/29
(Þ) 200 187
Alteryx , Inc.
0.500% due 08/01/24
(Þ) 1,140 1,036
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23
2,550 2,488
Ashland LLC
3.375% due 09/01/31
(Þ) 51 44
Ball Corp.
2.875% due 08/15/30
139 117
Benefitfocus , Inc.
1.250% due 12/15/23
268 252
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31
(Þ) 325 274
Centene Corp.
2.500% due 03/01/31
27 22
CF Industries, Inc.
5.150% due 03/15/34
56 58
Chegg , Inc.
4.794% due 09/01/26
(Þ) 1,857 1,441
Clearway Energy Operating LLC
3.750% due 02/15/31
(Þ) 61 52
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27
72 73
DCP Midstream Operating, LP
5.125% due 05/15/29
39 38
DISH Network Corp.
2.375% due 03/15/24
3,277 3,046
DocuSign, Inc.
1.000% due 01/15/24
936 869
EnLink Midstream Partners, LP
5.600% due 04/01/44
71 59
5.050% due 04/01/45
103 79
5.450% due 06/01/47
72 58
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)
(Ê) 713 639
EZCORP, Inc.
2.375% due 05/01/25
1,654 1,495
Fastly , Inc.
7.664% due 03/15/26
944 711
FireEye, Inc.
Series B
1.625% due 06/01/35
3,902 3,883
General Electric Co.
Series D
4.156% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)
(Ê)(ƒ) 170 161
Gossamer Bio, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/01/27
111 79
Granite Point Mortgage Trust, Inc.
6.375% due 10/01/23
299 296
Greenlight Capital, Inc.
4.000% due 08/01/23
480 451
Groupon, Inc.
1.125% due 03/15/26
1,659 1,264
Haemonetics Corp.
0.010% due 03/01/26
1,605 1,267
Hanesbrands, Inc.
4.875% due 05/15/26
(Þ) 739 722
HCA, Inc.
7.500% due 11/15/95
221 256
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23
359 346
Herbalife Nutrition, Ltd.
2.625% due 03/15/24
1,590 1,473
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23
889 853
International Consolidated Airlines
0.500% due 07/04/23
100 102
Invacare Corp.
5.000% due 11/15/24
505 438
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24
(Ñ)(Þ) 2,686 2,408
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)
(Ê)(ƒ) 50 48
Kaman Corp.
3.250% due 05/01/24
2,171 2,114
Karyopharm Therapeutics, Inc.
3.000% due 10/15/25
443 353
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42
290 260
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23
2,269 2,276
L Brands, Inc.
Series WI
6.875% due 11/01/35
125 122
LendingTree , Inc.
0.500% due 07/15/25
3,845 3,076
Levi Strauss & Co.
3.500% due 03/01/31
(Þ) 561 485
Liberty Broadband Corp.
1.250% due 09/30/50
2,410 2,266
Liberty Media Corp.
2.125% due 03/31/48
(Þ) 1,183 1,139
Liberty TripAdvisor Holings , Inc.
0.500% due 06/30/51
829 655
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
3,187 3,066
Magnite , Inc.
0.250% due 03/15/26
830 646
MFA Financial, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
712 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 06/15/24
2,003 1,973
MicroStrategy , Inc.
9.977% due 02/15/27
3,211 2,034
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29
(Þ) 106 93
Nabors Industries, Inc.
0.750% due 01/15/24
(Ñ) 1,367 1,258
New Mountain Finance Corp.
5.750% due 08/15/23
2,390 2,450
Novelis Corp.
4.750% due 01/30/30
(Þ) 241 222
3.875% due 08/15/31
(Þ) 40 34
NuVasive , Inc.
1.000% due 06/01/23
922 906
OneMain Finance Corp.
3.500% due 01/15/27
71 62
3.875% due 09/15/28
9 8
4.000% due 09/15/30
14 12
PennyMac Mortgage Investment Trust
5.500% due 11/01/24
2,250 2,237
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)
(Ê)(ƒ) 756 629
Post Holdings, Inc.
4.625% due 04/15/30
(Þ) 52 44
4.500% due 09/15/31
(Þ) 171 142
Radius Health, Inc.
3.000% due 09/01/24
508 491
Range Resources Corp.
Series WI
4.875% due 05/15/25
132 131
Redfin Corp.
0.500% due 04/01/27
273 167
Redwood Trust, Inc.
4.750% due 08/15/23
942 930
RWT Holdings, Inc.
5.750% due 10/01/25
999 927
Sealed Air Corp.
4.000% due 12/01/27
(Þ) 400 376
SFL Corp., Ltd.
4.875% due 05/01/23
2,104 2,124
Taylor Morrison Communities, Inc.
5.875% due 06/15/27
(Þ) 219 217
5.125% due 08/01/30
36 33
Tenet Healthcare Corp.
4.875% due 01/01/26
(Þ) 285 279
TerraForm Power Operating LLC
4.750% due 01/15/30
(Þ) 307 276
Theravance Biopharma, Inc.
3.250% due 11/01/23
1,004 938
Tilray , Inc.
5.000% due 10/01/23
653 637
T-Mobile USA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.250% due 11/15/31
32 26
Twitter, Inc.
1.484% due 03/15/26
1,310 1,237
Wayfair, Inc.
0.625% due 10/01/25
(Þ) 277 207
Western Digital Corp.
1.500% due 02/01/24
(Þ) 2,947 2,829
2.850% due 02/01/29
74 66
3.100% due 02/01/32
53 44
67,616
International Debt - 2.7%
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)
(Ê) 300 281
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.650% due 07/21/27
225 211
Akbank TAS
Series REGS
5.125% due 03/31/25
200 187
Ardagh Metal Packaging Finance LLC /
Ardagh Metal Packaging Finance PLC
Series REGS
3.000% due 09/01/29
100 86
Ashland Services BV
Series REGS
2.000% due 01/30/28
250 239
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26
200 182
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)
(Ê)(ƒ) 120 149
Berry Global, Inc.
Series REGS
1.000% due 01/15/25
100 101
7.000% due 01/15/25
200 201
1.500% due 01/15/27
370 361
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25
200 198
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)
(Ê)(ƒ) 200 173
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28
506 469
Cemex SAB de CV
Series REGS
3.875% due 07/11/31
200 170
China Ping An Insurance Overseas
Holdings, Ltd.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.850% due 08/12/31
200 165
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30
200 127
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)
(Ê)(ƒ) 200 161
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)
(Ê)(ƒ) 405 394
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)
(Ê) 118 113
Falabella SA
Series REGS
3.375% due 01/15/32
200 175
Graphic Packaging International LLC
2.625% due 02/01/29
(Þ) 100 96
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28
200 176
GSK Finance No. 3 PLC
1.841% due 06/22/23
2,326 2,238
Hope Bancorp, Inc.
2.000% due 05/15/38
2,567 2,510
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)
(Ê)(ƒ) 300 244
Huntsman International LLC
Series WI
4.250% due 04/01/25
280 306
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)
(Ê)(ƒ) 200 158
IQVIA, Inc.
2.250% due 03/15/29
(Þ) 248 228
Series REGS
2.250% due 01/15/28
176 167
2.250% due 03/15/29
100 92
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)
(Ê)(Þ) 200 180
Jazz Investments I, Ltd.
1.500% due 08/15/24
443 450
JOYY, Inc.
0.750% due 06/15/25
(Þ) 1,313 1,205
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31
200 159
Kraft Heinz Foods Co.
4.125% due 07/01/27
200 259
Liberty Latin America, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 07/15/24
(Þ) 1,170 1,061
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31
200 173
Momo , Inc.
1.250% due 07/01/25
(Þ) 1,477 1,344
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28
397 467
Natwest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)
(Ê)(ƒ) 200 168
Netflix, Inc.
Series REGS
3.625% due 06/15/30
200 207
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)
(Ê)(ƒ) 200 197
NIO, Inc.
0.500% due 02/01/27
1,218 944
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29
110 97
Orbia Advance Corp. SAB de CV
Series REGS
1.875% due 05/11/26
200 179
Pinduoduo , Inc.
2.227% due 12/01/25
886 780
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32
160 157
Scorpio Tankers, Inc.
3.000% due 05/15/25
(Þ) 158 171
Seagate HDD Cayman
3.375% due 07/15/31
177 144
Shimao Group Holdings, Ltd.
4.600% due 07/13/30
200 43
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28
400 366
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)
(Ê) 100 90
SPCM SA
3.125% due 03/15/27
(Þ) 200 177
3.375% due 03/15/30
(Þ) 200 170
Stora Enso OYJ
7.250% due 04/15/36
(Þ) 200 234
Series REGS
7.250% due 04/15/36
150 175
Summit Digitel Infrastructure Private,
Ltd.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
714 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.875% due 08/12/31
200 164
Suzano Austria GmbH
Series WI
5.000% due 01/15/30
200 189
Telecom Italia Capital SA
6.000% due 09/30/34
70 61
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24
230 219
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25
200 186
UPC Broadband Finco BV
4.875% due 07/15/31
(Þ) 200 176
Vale Overseas, Ltd.
3.750% due 07/08/30
100 90
Vanke Real Estate Hong Kong Co., Ltd.
4.200% due 06/07/24
200 197
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29
400 338
WisdomTree Investments, Inc.
3.250% due 06/15/26
1,601 1,511
23,086
Mortgage-Backed Securities - 26.8%
Fannie Mae
4.500% due 2049 18 19
5.000% due 2049 85 90
4.000% due 2052 1,765 1,841
30 Year TBA(Ï)
2.500% 7,000 6,385
3.000% 45,000 44,210
3.500% 28,000 29,066
4.000% 43 ,000 42,344
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)
(Ê) 966 168
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40
1,853 354
Series 2010-109 Class IM
Interest Only STRIPS
5.500% due 09/25/40
2,682 429
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)
(Ê) 1,059 157
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)
(Ê) 1,525 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41
200 10
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)
(Ê) 2,985 522
Series 2013-7 Class SA
Interest Only STRIPS
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)
(Ê) 4,142 916
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42
170 4
Series 2013-40 Class YI
Interest Only STRIPS
3.500% due 06/25/42
255 24
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41
289 13
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)
(Ê) 2,215 366
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45
716 129
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45
1,129 239
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45
1,769 413
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)
(Ê) 3,477 540
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)
(Ê) 2,635 403
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 4,869 509
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 3,136 402
Series 2016-83 Class BS
Interest Only STRIPS
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 4,207 640
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47
3,305 594

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 715
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-75 Class NI
Interest Only STRIPS
5.000% due 11/25/46
1,036 194
Series 2017-112 Class SG
Interest Only STRIPS
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)
(Ê) 1,344 165
Series 2018-1 Class AI
Interest Only STRIPS
5.000% due 02/25/48
2,376 445
Series 2018-3 Class PI
Interest Only STRIPS
4.000% due 02/25/48
458 64
Series 2018-36 Class IO
Interest Only STRIPS
5.000% due 06/25/48
1,423 248
Series 2018-36 Class SD
Interest Only STRIPS
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)
(Ê) 4,346 546
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)
(Ê) 2,255 299
Series 2018-62 Class SB
Interest Only STRIPS
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)
(Ê) 3,086 486
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)
(Ê) 2,602 307
Series 2018-95 Class SL
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)
(Ê) 2,116 258
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49
804 45
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49
888 92
Series 2019-24 Class SA
Interest Only STRIPS
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 1,093 110
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 1,927 306
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,811 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 1,594 237
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,579 318
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 1,223 148
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,479 454
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,259 317
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 3,654 501
Series 2019-73 Class SC
Interest Only STRIPS
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,172 346
Series 2019-83 Class QS
Interest Only STRIPS
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)
(Ê) 3,146 533
Series 2020-24 Class IB
Interest Only STRIPS
3.000% due 04/25/50
6,244 942
Series 2020-27 Class IM
3.500% due 05/25/35
4,887 504
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50
4,302 790
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)
(Ê) 3,650 534
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 3,889 583
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50
3,408 676
Series 2020-56 Class JI
Interest Only STRIPS
4.000% due 08/25/50
1,999 391
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48
3,657 736

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50
4,059 646
Series 2020-75 Class MI
Interest Only STRIPS
4.000% due 11/25/50
3,251 616
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50
2,657 500
Series 2021-5 Class PI
Interest Only STRIPS
3.500% due 02/25/51
5,652 663
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51
2,481 464
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49
1,544 315
Series 2021-25 Class IJ
Interest Only STRIPS
3.500% due 05/25/51
7,592 1,337
Series 2021-25 Class IT
Interest Only STRIPS
4.000% due 05/25/51
4,535 793
Series 2021-43 Class IO
Interest Only STRIPS
2.500% due 06/25/51
5,048 697
Series 2021-56 Class IB
Interest Only STRIPS
2.500% due 09/25/51
5,373 532
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51
4,764 729
Series 2021-56 Class QI
Interest Only STRIPS
4.500% due 09/25/51
3,838 809
Series 2021-56 Class WI
Interest Only STRIPS
2.500% due 09/25/51
4,044 551
Series 2021-67 Class IG
Interest Only STRIPS
3.000% due 10/25/51
2,542 407
Series 2021-77 Class BI
Interest Only STRIPS
4.500% due 11/25/51
3,288 590
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52
5,253 754
Fannie Mae Strips
Series 2009-397
Interest Only STRIPS
5.000% due 09/25/39
252 44
Series 2010-404
Interest Only STRIPS
4.500% due 05/25/40
176 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac REMICS
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)
(Ê) 1,720 282
Series 2011-3927 Class IP
Interest Only STRIPS
4.500% due 06/15/40
236 9
Series 2012-4000 Class LI
Interest Only STRIPS
4.000% due 02/15/42
248 23
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)
(Ê) 756 128
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)
(Ê) 1,882 224
Series 2015-4425 Class EI
Interest Only STRIPS
4.000% due 01/15/45
1,048 138
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44
1,626 267
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39
(~)(Ê) 953 159
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 3,370 403
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46
1,206 214
Series 2017-4678 Class MS
Interest Only STRIPS
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 656 116
Series 2017-4697 Class PI
Interest Only STRIPS
3.500% due 09/15/45
24 1
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47
701 81
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)
(Ê) 874 141
Series 2017-4749 Class IP
Interest Only STRIPS
4.000% due 02/15/47
2,180 343
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48
1,451 205

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 717
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)
(Ê) 1,920 305
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 3,342 399
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,276 306
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,749 452
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 3,759 581
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)
(Ê) 1,369 203
Series 2020-4949 Class IO
Interest Only STRIPS
4.000% due 01/25/50
3,809 823
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50
3,730 838
Series 2020-4976 Class MI
Interest Only STRIPS
4.500% due 05/25/50
4,236 864
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,174 297
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 1,492 232
Series 2020-4980 Class KI
Interest Only STRIPS
4.500% due 06/25/50
5,285 1,055
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50
2,793 360
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50
2,939 476
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50
3,206 601
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 1,523 266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50
4,799 853
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)
(Ê) 4,130 679
Series 2020-5012 Class BI
Interest Only STRIPS
4.000% due 09/25/50
4,928 852
Series 2020-5014 Class AI
Interest Only STRIPS
4.500% due 09/25/50
3,586 620
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)
(Ê) 3,698 737
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50
3,323 654
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51
4,567 877
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51
1,869 349
Series 2021-5072 Class YI
Interest Only STRIPS
3.000% due 01/25/51
6,640 1,059
Series 2021-5080 Class IQ
Interest Only STRIPS
3.500% due 04/25/50
4,151 796
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51
5,482 838
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41
5,847 651
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51
3,239 689
Series 2021-5160 Class IW
Interest Only STRIPS
3.000% due 10/25/50
6,442 647
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50
2,680 475
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51
2,540 413
Series 2021-5179 Class BI
Interest Only STRIPS
4.500% due 01/25/52
4,366 729

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
718 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-5183 Class IO
Interest Only STRIPS
3.000% due 01/25/52
2,406 375
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIPS
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 2,156 293
Ginnie Mae II
3.500% due 2049 128 126
5.000% due 2049 159 166
5.500% due 2049 55 58
4.000% due 2050 27 28
5.000% due 2050 181 187
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIPS
4.500% due 12/16/39
1,822 344
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40
2,892 523
Series 2010-35 Class UI
Interest Only STRIPS
5.000% due 03/20/40
2,876 505
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60
(~)(Ê) 2,070 78
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60
(~)(Ê) 834 41
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40
2,243 435
Series 2011-137 Class MI
Interest Only STRIPS
4.000% due 01/20/41
249 17
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42
503 86
Series 2012-140 Class IC
Interest Only STRIPS
3.500% due 11/20/42
952 142
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62
(~)(Ê) 4,053 141
Series 2012-H18 Class NI
Interest Only STRIPS
1.414% due 08/20/62
(~)(Ê) 11,172 387
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43
2,306 404
Series 2013-76 Class IO
Interest Only STRIPS
3.500% due 05/20/43
361 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-79 Class PI
Interest Only STRIPS
3.500% due 04/20/43
334 50
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43
3,872 515
Series 2013-H08 Class BI
Interest Only STRIPS
1.665% due 03/20/63
(~)(Ê) 4,793 259
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63
(~)(Ê) 825 31
Series 2014-116 Class IL
Interest Only STRIPS
4.000% due 08/20/44
519 60
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)
(Ê) 1,978 335
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44
841 159
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44
2,610 532
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44
1,838 238
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64
(~)(Ê) 9,827 544
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64
(~)(Ê) 1,583 86
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45
1,586 284
Series 2015-24 Class AI
Interest Only STRIPS
3.500% due 12/20/37
214 5
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45
1,221 210
Series 2015-131 Class MI
Interest Only STRIPS
3.500% due 09/20/45
415 49
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41
1,088 58
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45
485 95
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45
2,658 522

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-187 Class JI
Interest Only STRIPS
4.000% due 03/20/45
960 145
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64
(~)(Ê) 726 33
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65
(~)(Ê) 407 19
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65
(~)(Ê) 1,108 69
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65
(~)(Ê) 1,670 82
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65
(~)(Ê) 811 58
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65
(~)(Ê) 1,038 48
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46
158 29
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45
946 113
Series 2016-77 Class SC
Interest Only STRIPS
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)
(Ê) 613 78
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)
(Ê) 326 16
Series 2016-79 Class IO
Interest Only STRIPS
3.500% due 06/20/46
383 56
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46
289 53
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66
(~)(Ê) 11,489 1,035
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66
(~)(Ê) 675 24
Series 2016-H08 Class AI
Interest Only STRIPS
2.317% due 08/20/65
(~)(Ê) 4,055 339
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66
(~)(Ê) 5,955 428
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H15 Class AI
Interest Only STRIPS
2.634% due 07/20/66
(~)(Ê) 6,522 346
Series 2016-H21 Class AI
Interest Only STRIPS
2.265% due 09/20/66
(~)(Ê) 7,455 447
Series 2016-H22 Class AI
Interest Only STRIPS
3.140% due 10/20/66
(~)(Ê) 4,656 204
Series 2016-H22 Class IO
Interest Only STRIPS
1.832% due 10/20/66
(~)(Ê) 4,488 212
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66
(~)(Ê) 5,072 324
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66
(~)(Ê) 1,185 90
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66
(~)(Ê) 6,903 521
Series 2017-26 Class IM
Interest Only STRIPS
6.500% due 02/20/47
2,355 332
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47
909 185
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41
3,121 617
Series 2017-45 Class IM
Interest Only STRIPS
4.000% due 10/20/44
193 13
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47
1,348 255
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44
1,030 42
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47
1,706 300
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46
703 85
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47
2,957 701
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46
335 29
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46
944 90

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
720 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47
248 39
Series 2017-139 Class IG
Interest Only STRIPS
3.500% due 09/20/47
454 53
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47
276 54
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67
(~)(Ê) 451 32
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66
(~)(Ê) 5,964 480
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66
(~)(Ê) 3,835 235
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66
(~)(Ê) 1,602 140
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67
(~)(Ê) 1,304 130
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67
(~)(Ê) 4,650 361
Series 2017-H05 Class CI
Interest Only STRIPS
2.979% due 02/20/67
(~)(Ê) 1,790 211
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67
(~)(Ê) 4,002 249
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67
(~)(Ê) 3,944 203
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67
(~)(Ê) 1,247 67
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67
(~)(Ê) 4,104 214
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67
(~)(Ê) 3,357 239
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67
(~)(Ê) 3,493 177
Series 2017-H11 Class DI
Interest Only STRIPS
1.970% due 05/20/67
(~)(Ê) 1,353 77
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67
(~)(Ê) 306 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67
(~)(Ê) 3,069 197
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67
(~)(Ê) 6,442 421
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67
(~)(Ê) 12,044 639
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67
(~)(Ê) 2,085 107
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67
(~)(Ê) 369 36
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67
(~)(Ê) 8,889 790
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67
(~)(Ê) 5,081 349
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67
(~)(Ê) 5,554 499
Series 2017-H20 Class DI
Interest Only STRIPS
2.363% due 10/20/67
(~)(Ê) 3,990 397
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67
(~)(Ê) 2,214 187
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67
(~)(Ê) 12,498 695
Series 2017-H22 Class DI
Interest Only STRIPS
2.466% due 11/20/67
(~)(Ê) 5,065 486
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67
(~)(Ê) 5,307 514
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67
(~)(Ê) 2,826 196
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48
1,370 317
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)
(Ê) 1,089 132
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45
2,281 332
Series 2018-77 Class IO
Interest Only STRIPS
5.000% due 06/20/48
1,058 142

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)
(Ê) 1,809 221
Series 2018-105 Class SG
Interest Only STRIPS
6.060% due 08/20/48 (USD 1 Month
LIBOR + 6.250%)
(Ê) 1,174 135
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42
1,328 112
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45
2,520 367
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68
(~)(Ê) 3,329 271
Series 2018-H04 Class IO
Interest Only STRIPS
2.665% due 02/20/68
(~)(Ê) 1,924 165
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68
(~)(Ê) 4,010 326
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68
(~)(Ê) 5,931 465
Series 2018-H13 Class NI
Interest Only STRIPS
2.869% due 08/20/68
(~)(Ê) 7,572 896
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)
(Ê) 1,349 146
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)
(Ê) 2,637 363
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 195 18
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)
(Ê) 1,813 201
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 2,880 352
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)
(Ê) 3,270 387
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)
(Ê) 3,498 468
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)
(Ê) 157 16
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)
(Ê) 3,170 324
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49
2,288 370
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)
(Ê) 1,541 180
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69
(~)(Ê) 5,744 228
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69
(~)(Ê) 5,385 304
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50
4,169 664
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47
(~)(Ê) 2,705 453
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50
2,586 315
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50
1,761 293
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)
(Ê) 5,342 690
Series 2020-78 Class DI
Interest Only STRIPS
4.000% due 06/20/50
4,232 641
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50
5,445 695
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)
(Ê) 3,157 439
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)
(Ê) 2,381 285
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 3,298 507

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
722 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-176 Class BI
Interest Only STRIPS
3.000% due 11/20/50
2,391 371
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50
4,679 711
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50
3,011 420
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70
(~)(Ê) 14,916 755
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51
1,990 281
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 2,647 414
Series 2021-57 Class SD
Interest Only STRIPS
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 3,816 516
Series 2021-59 Class SQ
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 2,967 351
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 3,870 587
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50
3,388 450
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)
(Ê) 2,363 359
Series 2021-78 Class IP
Interest Only STRIPS
3.000% due 05/20/51
6,480 936
Series 2021-96 Class SQ
Interest Only STRIPS
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)
(Ê) 3,289 578
Series 2021-97 Class QI
Interest Only STRIPS
3.000% due 06/20/51
4,837 681
Series 2021-116 Class YS
Interest Only STRIPS
6.112% due 09/20/50 (USD 1 Month
LIBOR + 6.200%)
(Ê) 3,890 508
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51
3,920 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51
5,911 807
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51
2,660 455
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51
6,843 937
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71
(~)(Ê) 14,752 354
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71
(~)(Ê) 5,376 328
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52
2,163 397
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)
(Ê) 6,716 721
Series 2022-63 Class SB
Interest Only STRIPS
5.300% due 11/20/46 (-1 x SOFR 30
Day Average + 5.600%)
(Ê) 4,694 503
Series 2022-H01 Class BI
Interest Only STRIPS
2.194% due 12/20/71
(~)(Ê) 6,078 347
226,061
Non-US Bonds - 1.5%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.898%)
(Ê)(ƒ) EUR 400 402
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)
(Ê) EUR 100 96
Altice Financing SA
Series REGS
4.250% due 08/15/29
EUR 263 236
Altice France Holding SA
Series REGS
4.000% due 02/15/28
EUR 307 268
Arcelik AS
3.000% due 05/27/26
EUR 200 196
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27
GBP 484 523
Banco BPM SpA
1.625% due 02/18/25
EUR 250 256
Bank of Cyprus PCL

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 723
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 2.785%)
(Ê) EUR 100 90
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.650%)
(Ê) EUR 200 190
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)
(Ê)(ƒ) EUR 200 198
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)
(Ê)(ƒ) EUR 300 336
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27
EUR 200 183
Cellnex Telecom SA
0.750% due 11/20/31
EUR 300 265
Cooperatieve Rabobank UA
3.250% due 12/31/99
(EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%) (Ê)(ƒ) EUR 400 379
Crown European Holdings SA
Series REGS
2.875% due 02/01/26
EUR 400 420
Deutsche Postbank Funding Trust III
0.248% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)
(Ê)(ƒ) EUR 253 230
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)
(Ê)(ƒ) GBP 400 492
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)
(Ê)(ƒ) EUR 100 84
Energias de Portugal SA
Series NC5.
1.500% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.888%)
(Ê) EUR 100 91
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)
(Ê)(ƒ) EUR 100 102
Faurecia SE
2.375% due 06/15/27
EUR 100 89
Goodyear Tire & Rubber Co. (The)
Series REGS
2.750% due 08/15/28
EUR 122 110
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28
EUR 484 458
Grifols SA
3.875% due 10/15/28
(Þ) EUR 100 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)
(Ê)(ƒ) EUR 100 86
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)
(Ê) EUR 100 100
Iliad SA
1.875% due 02/11/28
EUR 300 263
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28
EUR 100 95
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28
EUR 100 89
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.274%)
(Ê)(ƒ) EUR 250 210
Kleopatra Holdings 2 SCA
Series REGS
6.500% due 09/01/26
EUR 100 77
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.344%)
(Ê)(ƒ) EUR 100 100
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)
(Ê)(ƒ) EUR 400 325
Lagarder SCA Bond Issuance
1.750% due 10/07/27
EUR 100 101
Lorca Telecom Bondco SA
4.000% due 09/18/27
(Þ) EUR 100 97
4.000% due 09/18/27
EUR 100 97
Loxam SAS
Series REGS
4.500% due 02/15/27
EUR 100 101
Marks & Spencer PLC
4.500% due 07/10/27
GBP 467 561
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26
EUR 109 106
Nexi SpA
2.125% due 04/30/29
EUR 100 90
Nobel Bidco BV
Series REGS
3.125% due 06/15/28
EUR 100 88
Orsted A/S
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)
(Ê) EUR 100 96
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)
(Ê)(ƒ) GBP 200 237

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
724 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27
EUR 109 100
Rexel SA
2.125% due 06/15/28
EUR 100 96
Samhallsbyggnadsbolaget I Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.814%)
(Ê)(ƒ) EUR 100 88
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)
(Ê)(ƒ) EUR 100 87
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25
EUR 200 210
Smurfit Kappa Treasury ULC
1.500% due 09/15/27
EUR 113 114
SoftBank Group Corp.
3.125% due 09/19/25
EUR 100 97
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)
(Ê)(ƒ) EUR 300 291
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)
(Ê)(ƒ) EUR 200 173
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99
EUR 100 97
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)
(Ê)(ƒ) EUR 200 170
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)
(Ê)(ƒ) EUR 200 201
United Group BV
Series REGS
3.625% due 02/15/28
EUR 210 192
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.081%)
(Ê)(ƒ) EUR 100 92
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)
(Ê)(ƒ) EUR 100 92
Verallia SA
1.875% due 11/10/31
EUR 200 180
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31
GBP 950 1,032
Volvo Car AB
2.000% due 01/24/25
EUR 200 205
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29
EUR 300 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30
EUR 150 132
12,626
United States Government Treasuries - 0.7%
United States Treasury Notes
0.250% due 03/15/24
717 685
0.250% due 08/31/25
5,666 5,186
5,871
Total Long-Term Investments
(cost $342,789) 335,260
Common Stocks - 50.3%
Consumer Discretionary - 6.7%
adidas AG 330
67
Afya , Ltd. Class A (Æ) 13,335
201
Aisin Seiki Co., Ltd. 20,600
598
Alibaba Group Holding, Ltd. (Æ) 89,200
1,090
Amazon.com, Inc. (Æ) 1,181
2,937
Aoyama Trading Co., Ltd. 26,500
134
Astra International Tbk PT 449,100
234
B&M European Value Retail SA 38,263
235
Barnes & Noble Education, Inc. (Æ) 87,447
266
Barratt Developments PLC 17,873
109
Bellway PLC 5,601
169
Best Buy Co., Inc. 823
74
BJ's Restaurants, Inc. (Æ) 29,595
822
Boyd Gaming Corp. 3,237
196
Canadian Tire Corp., Ltd. Class A 1,043
144
Carrols Restaurant Group, Inc. 128,571
206
Cary Group AB (Æ) 45,867
340
Celestica, Inc. (Æ) 28,552
321
Cie Financiere Richemont SA Class A 5,055
588
Cie Generale des Etablissements
Michelin SCA Class B
1,112
137
Citizen Watch Co., Ltd. 168,900
642
Cogeco Communications, Inc. 1,027
84
Columbia Sportswear Co. 1,554
128
Comcast Corp. Class A 8,829
351
Comet Holding AG 2,454
530
Continental AG 25,783
1,796
Costco Wholesale Corp. 1,052
559
Dana Holding Corp. 39,971
592
Davide Campari-Milano NV (Æ) 87,447
984
Dechra Pharmaceuticals PLC 18,316
829
Dollar General Corp. 1,141
271
Dollar Tree, Inc. (Æ) 1,269
206
Dongfeng Motor Group Co., Ltd. Class H 1,002,000
731
DR Horton, Inc. 1,801
125
FactSet Research Systems, Inc. 230
93
Ferrari NV 726
153
Galaxy Entertainment Group, Ltd. 110,000
628
Games Workshop Group PLC 3,503
324
Garmin, Ltd. 1,216
133
Geely Automobile Holdings, Ltd. 176,000
273
General Motors Co. (Æ) 25,002
948

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genuine Parts Co. 1,380
179
Gildan Activewear , Inc. Class A 4,093
139
Goodyear Tire & Rubber Co. (The) (Æ) 262,094
3,491
Grand Canyon Education, Inc. (Æ) 2,167
208
Great Wall Motor Co., Ltd. Class H 421,500
590
H&R Block, Inc. 13,504
352
Hermes International 172
212
Honda Motor Co., Ltd. 71,800
1,885
Howden Joinery Group PLC 17,385
164
Hyundai Department Store Co., Ltd. 1,347
80
Hyundai Mobis Co., Ltd. 444
73
Industria de Diseno Textil SA 2,588
54
JD.com, Inc. Class A (Æ) 2,733
85
Kering 1,533
814
Koito Manufacturing Co., Ltd. 40,361
1,482
Komeri Co., Ltd. 29,000
612
K's Holdings Corp. 27,000
268
Kweichow Moutai Co., Ltd. Class A 3,600
991
Largan Precision Co., Ltd. 1,000
57
Lear Corp. 13,803
1,766
Linamar Corp. 2,942
117
Lowe's Cos., Inc. 1,951
386
LVMH Moet Hennessy Louis Vuitton
SE
-
ADR
430
275
MIPS AB 4,471
318
Moncler SpA 20,563
1,068
Moneysupermarket.com Group PLC 56,067
123
Netflix, Inc. (Æ) 4,344
827
Nike, Inc. Class B 2,126
265
NIO, Inc.
-
ADR (Æ)
35,643
595
nVent Electric PLC 34,446
1,164
O'Reilly Automotive, Inc. (Æ) 251
152
Oriental Holdings BHD 28,767
47
Pernod Ricard SA 5,256
1,083
Persimmon PLC Class A 2,179
57
Poshmark , Inc. Class A (Æ) 78,414
866
Puma SE 918
68
Ralph Lauren Corp. Class A 19,145
1,998
Sands China, Ltd. (Æ) 70,000
154
SGS SA 30
77
Shenzhou International Group Holdings,
Ltd.
7,900
109
SMART Global Holdings, Inc. (Æ) 24,487
555
Spectris PLC 2,215
81
Subaru Corp. 17,000
256
Sumitomo Electric Industries, Ltd. 119,500
1,283
Takashimaya Co., Ltd. 28,300
257
Target Corp. 1,656
379
Teleperformance
-
GDR
4,592
1,642
Tencent Holdings, Ltd. 62,300
2,922
TJX Cos., Inc. (The) 4,013
246
Tractor Supply Co. 1,009
203
United Arrows, Ltd. 16,500
223
Wacoal Holdings Corp. 19,400
276
Walmart, Inc. 9,295
1,422
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Walt Disney Co. (The) (Æ) 13,030
1,455
Weichai Power Co., Ltd. Class H 208,000
290
Xebio Holdings Co., Ltd. 21,700
152
XPeng , Inc. Class A (Æ) 49,200
612
Yamada Denki Co., Ltd. 186,700
556
Yum China Holdings, Inc. 4,026
168
Zillow Group, Inc. Class A (Æ) 23,240
898
56,375
Consumer Staples - 2.3%
Adecoagro SA 79,597
896
Alimentation Couche-Tard, Inc. 4,142
184
Ambev SA 62,800
184
Astarta Holding NV 17,362
93
Casey's General Stores, Inc. 898
181
China Mengniu Dairy Co., Ltd. (Æ) 124,000
667
Chocoladefabriken Lindt & Spruengli
AG
15
168
Clorox Co. (The) 862
124
CP ALL PCL 59,600
112
Cranswick PLC 1,592
63
CVS Health Corp. 1,926
185
Dino Polska SA (Æ)(Þ) 10,730
693
Estee Lauder Cos., Inc. (The) Class A 738
195
First Pacific Co., Ltd. 522,000
210
First Resources, Ltd. 270,797
414
Flowers Foods, Inc. 7,284
193
Golden Agri-Resources, Ltd. 4,054,500
946
HelloFresh SE (Æ) 9,140
391
Ingredion, Inc. 2,299
196
Japan Tobacco, Inc. 106,700
1,825
Kao Corp. 33,400
1,343
Kato Sangyo Co., Ltd. 7,000
181
Kernel Holding SA 26,409
153
Kirin Holdings Co., Ltd. 101,400
1,489
Koninklijke Ahold Delhaize NV 6,540
193
Kroger Co. (The) 5,619
303
KT&G Corp. 2,178
143
Lenta PLC
-
GDR (Æ)(Š)
105,913
—
LG Household & Health Care, Ltd. 119
85
Loblaw Cos., Ltd. 2,592
237
L'Oreal SA 884
322
Monster Beverage Corp. (Æ) 1,921
165
NH Foods, Ltd. 17,200
545
North West Co., Inc. (The) 8,466
236
PepsiCo, Inc. 911
156
Primo Water Corp. 41,809
612
Procter & Gamble Co. (The) 4,141
665
Saputo, Inc.
-
ADR
4,007
86
Seaboard Corp. 118
499
Spectrum Brands Holdings, Inc. 4,757
405
Thai Beverage PCL 1,435,161
707
Tsingtao Brewery Co., Ltd. Class H 78,000
633
Unilever PLC
-
ADR
32,279
1,493
Uni -President Enterprises Corp. 69,000
159

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
726 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd. (Þ) 563,500
388
19,118
Energy - 1.8%
ABB, Ltd. 8,904
267
Capital Power Corp. 8,736
287
Chevron Corp. 5,457
855
China Datang Corp. Renewable Power
Co., Ltd. Class H
1,806,000
687
China Petroleum & Chemical Corp.
Class H
332,000
164
China Shenhua Energy Co., Ltd. Class H 97,000
309
Exxon Mobil Corp. 2,561
218
Fission Uranium Corp. (Æ) 475,216
322
Ganfeng Lithium Co., Ltd. Class H (Þ) 32,400
389
Gazprom PJSC (Š) 332,583
—
Genus PLC 5,554
174
Green Plains, Inc. (Æ) 5,495
154
GS Holdings Corp. 2,026
70
Japan Petroleum Exploration Co., Ltd. 7,400
146
Kinder Morgan, Inc. 21,463
390
Lukoil PJSC
-
ADR (Š)
8,302
—
NAC Kazatomprom JSC
-
GDR
39,002
1,107
NexTier Oilfield Solutions, Inc. (Æ) 93,182
1,028
Petroleo Brasileiro SA
-
ADR
89,466
1,214
Pioneer Natural Resources Co. 4,980
1,158
PTT PCL 145,205
158
Range Resources Corp. (Æ) 20,881
625
Reliance Industries, Ltd. 33,490
1,211
Riyue Heavy Industry Co., Ltd. Class A 57,500
141
Schneider Electric SE 1,814
258
SM Energy Co. 48,113
1,709
Southwestern Energy Co. (Æ) 118,434
888
Targa Resources Corp. 6,333
465
Total SA 4,023
198
Xcel Energy, Inc. 5,436
398
14,990
Financial Services - 10.8%
3i Group PLC 10,607
173
Aedifica SA (ö) 1,266
150
Aflac, Inc. 3,110
178
AIA Group, Ltd. 149,400
1,460
Allianz SE 1,306
297
Allied Properties Real Estate Investment
Trust (ö)
14,776
480
Allstate Corp. (The) 864
109
Alpha Services and Holdings SA (Æ) 461,520
519
American International Group, Inc. 17,639
1,032
American Tower Corp. (ö) 1,288
310
Americold Realty Trust (ö) 12,569
332
Apartment Income REIT Corp. (ö) 7,045
346
Apple Hospitality REIT, Inc. (ö) 104,476
1,848
Arch Capital Group, Ltd. (Æ) 3,997
183
ARGAN SA (ö) 1,319
155
Assicurazioni Generali SpA 6,918
131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assura PLC (ö) 164,537
136
Axis Bank, Ltd. 42,335
398
Axis Capital Holdings, Ltd. 9,417
540
Baloise Holding AG 502
87
Banco Bradesco SA
-
ADR (Ñ)
95,539
344
Bank Central Asia Tbk PT 1,885,395
1,055
Bank Mandiri Persero Tbk PT 1,315,595
811
Bank of Hawaii Corp. 1,869
139
Bank Rakyat Indonesia Persero Tbk PT 3,829,200
1,272
BankUnited , Inc. 21,910
823
BlackRock, Inc. Class A 400
250
Blackstone Group, Inc. (The) Class A 16,029
1,628
Blucora , Inc. (Æ) 46,675
945
BOC Hong Kong Holdings, Ltd. 236,500
853
BOK Financial Corp. 1,710
142
Brewin Dolphin Holdings PLC 41,708
268
British Land Co. PLC (The) (ö) 37,359
240
Brixmor Property Group, Inc. (ö) 6,460
164
Brown & Brown, Inc. 2,745
170
Camden Property Trust (ö) 2,608
409
Canadian Apartment Properties (ö) 4,209
165
Capitaland Investment, Ltd. (Æ) 104,400
317
CapitaLand Mall Trust Class A (ö) 124,919
209
Capitec Bank Holdings, Ltd. 1,349
188
Castellum AB 7,237
142
Catena AB 3,047
158
Cboe Global Markets, Inc. 1,272
144
CBRE Group, Inc. Class A 2,297
191
Charles Schwab Corp. (The) 29,810
1,977
Charter Hall Group
-
ADR (ö)
36,295
385
China Merchants Bank Co., Ltd. Class H 37,000
223
China Overseas Land & Investment, Ltd. 75,500
233
Chubb, Ltd. 1,286
265
CK Asset Holdings, Ltd. 54,500
369
CNA Financial Corp. 3,673
174
Commerce Bancshares, Inc. 3,149
215
Compass, Inc. Class A (Æ)(Ñ) 74,200
403
Credicorp , Ltd. 3,062
425
Credit Saison Co., Ltd. 99,400
1,115
CTBC Financial Holding Co., Ltd. 191,000
188
CTP NV (Þ) 4,839
68
Cullen/Frost Bankers, Inc. 1,824
241
Curo Group Holdings Corp. 47,677
560
Dai-ichi Life Holdings, Inc. 76,900
1,544
Daiwa House REIT Investment Corp. (ö) 68
165
DBS Group Holdings, Ltd. 23,530
570
Derwent London PLC (ö) 1,485
56
Dexus Property Group (ö) 34,769
271
Digital Realty Trust, Inc. (ö) 7,302
1,067
Duke Realty Corp. (ö) 12,334
675
Dundee Corp. Class A (Æ) 82,535
90
East Money Information Co., Ltd. Class
A
167,880
570
Equinix , Inc. (ö) 588
423
Equities AB 32,643
923

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 727
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ESR Cayman, Ltd. (Æ)(Þ) 43,600
132
Essex Property Trust, Inc. (ö) 2,386
786
Etalon Group PLC
-
GDR (Š)
185,343
—
Extra Space Storage, Inc. (ö) 5,686
1,080
EZCORP, Inc. Class A (Æ) 133,977
938
Fastighets AB Balder Class B (Æ) 3,705
184
Fidelity National Financial, Inc. 2,293
91
First American Financial Corp. 2,298
134
First Foundation, Inc. 41,321
918
FirstRand, Ltd. 50,943
219
Frasers Logistics & Industrial Trust (ö) 186,800
194
GLP J-REIT (ö) 196
263
Goldman Sachs Group, Inc. (The) 3,825
1,168
Goodman Group (ö) 9,386
156
Grainger PLC 38,101
141
Granite Real Estate Investment Trust (ö) 2,263
168
Grupo Financiero Banorte SAB de CV
Class O
96,400
636
Hachijuni Bank, Ltd. (The) 48,100
158
Halyk Savings Bank of Kazakhstan JSC
-
GDR (Æ)
18,386
180
Hana Financial Group, Inc. 18,042
672
Hang Seng Bank, Ltd. 11,900
210
Hannover Rueck SE 471
74
Hanover Insurance Group, Inc. (The) 1,181
173
Hargreaves Lansdown PLC 4,880
55
Healthcare Trust of America, Inc. Class
A (ö)
7,898
241
Healthpeak Properties, Inc. (ö) 19,387
636
Highwoods Properties, Inc. (ö) 5,940
243
Hirogin Holdings, Inc. 43,300
214
Hongkong Land Holdings, Ltd. 164,439
766
Host Hotels & Resorts, Inc. (ö) 23,263
473
Icade SA (ö) 1,767
105
ICICI Bank, Ltd.
-
ADR
114,638
2,183
IG Group Holdings PLC 24,934
255
Intact Financial Corp. 1,539
215
Invincible Investment Corp. (ö) 369
121
Invitation Homes, Inc. (ö) 26,017
1,036
Itau Unibanco Holding SA
-
ADR
135,307
648
Janus Henderson Group PLC 2,304
70
Japan Retail Fund Investment Corp. (ö) 254
202
Jones Lang LaSalle, Inc. (Æ) 1,541
337
JPMorgan Chase & Co. 2,394
286
Kasikornbank PCL 146,600
640
KB Financial Group, Inc. 10,230
473
Kemper Corp. 10,068
465
Keppel REIT (ö) 209,600
184
Kimco Realty Corp. (ö) 17,810
451
KKR & Co., Inc. Class A 18,220
929
Klepierre SA
-
GDR (ö)
10,355
246
Korean Reinsurance Co. 19,418
149
Link Real Estate Investment Trust (ö) 68,000
586
London Stock Exchange Group PLC 10,905
1,082
LondonMetric Property PLC (ö) 109,571
368
LSR Group PJSC (Š) 33,861
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LX Holdings Corp. (Æ) 1,012
8
M&T Bank Corp. 1,310
218
Manulife Financial Corp. 12,445
243
MasterCard, Inc. Class A 4,999
1,817
MGIC Investment Corp. 10,274
134
Mirvac Group (ö) 111,894
189
Mitsubishi Estate Co., Ltd. 142,700
2,068
Mitsubishi UFJ Financial Group, Inc. 180,200
1,047
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
49,200
221
Mitsui Fudosan Co., Ltd. 30,000
633
Mitsui Fudosan Logistics Park, Inc. (ö) 36
154
Moscow Exchange MICEX-RTS PJSC (Š) 182,429
—
MS&AD Insurance Group Holdings, Inc. 21,100
631
Nippon Building Fund, Inc. (ö) 33
171
Nishi-Nippon Financial Holdings, Inc. 55,100
331
NMI Holdings, Inc. Class A (Æ) 67,675
1,244
NN Group NV 3,025
148
Nomura Holdings, Inc. 108,300
415
Nomura Real Estate Holdings, Inc. 9,200
223
Nomura Real Estate Master Fund, Inc. (ö) 145
182
North Pacific Bank, Ltd. 104,100
197
Northern Trust Corp. 1,397
144
OTP Bank PLC 13,505
399
Parkway Life Real Estate Investment
Trust (ö)
47,200
164
Partners Group Holding AG 666
706
Ping An Bank Co., Ltd. Class A 106,200
245
Popular, Inc. 8,525
665
Principal Financial Group, Inc. 2,364
161
Progressive Corp. (The) 1,600
172
Prologis, Inc. (ö) 11,654
1,868
Prosperity Bancshares, Inc. 2,638
172
Prudential PLC 30,377
378
PSP Swiss Property AG 903
114
Public Bank BHD 185,800
200
Public Storage (ö) 5,866
2,179
Raymond James Financial, Inc. 1,665
162
Realty Income Corp. (ö) 11,440
793
Rexford Industrial Realty, Inc. (ö) 3,126
244
RMR Group, Inc. (The) Class A 17,130
467
Sampo OYJ Class A 3,103
150
Sanlam, Ltd. 37,246
154
Savills PLC 19,911
266
SBA Communications Corp. (ö) 301
104
Sberbank of Russia PJSC
-
ADR
180,433
—
Sculptor Capital Management, Inc. 60,705
635
Segro PLC (ö) 35,245
590
Simon Property Group, LP (ö) 7,673
905
Sino Land Co., Ltd. 62,000
82
Sirius Real Estate, Ltd. 151,391
228
SM Prime Holdings, Inc. 172,600
115
Spirit Realty Capital, Inc. (ö) 4,739
206
Sprott , Inc. 4,419
204
Standard Bank Group, Ltd. 19,465
206

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
728 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Banking Corp. 64,200
1,933
Sumitomo Mitsui Trust Holdings, Inc. 48,000
1,487
Sun Communities, Inc. (ö) 2,889
507
Sun Hung Kai Properties, Ltd. 53,500
616
Sun Life Financial, Inc. 3,669
183
T. Rowe Price Group, Inc. 1,326
163
Tokyu Fudosan Holdings Corp. 17,300
90
Travelers Cos., Inc. (The) 955
163
Truist Financial Corp. 23,582
1,140
UDR, Inc. (ö) 16,647
886
Unibail - Rodamco -Westfield (Æ)(ö) 1,117
79
UNITE Group PLC (The) (ö) 9,314
132
United Urban Investment Corp. (ö) 167
182
Ventas, Inc. (ö) 3,128
174
VGP NV 394
101
Visa, Inc. Class A 1,451
309
Vonovia SE 18,855
754
VTB Bank PJSC (Š) 294,650,000
—
Wells Fargo & Co. 6,147
268
Welltower , Inc. (ö) 11,267
1,023
Western Alliance Bancorp 11,479
874
Wharf Real Estate Investment Co., Ltd. 29,000
136
Wihlborgs Fastigheter AB 4,371
75
Workspace Group PLC (ö) 13,320
111
Yellow Cake PLC (Æ)(Þ) 81,402
402
Yoma Strategic Holdings, Ltd. (Æ) 1,492,508
163
Zurich Insurance Group AG 382
174
90,897
Health Care - 4.0%
Abbott Laboratories 2,846
323
AbbVie, Inc. 3,719
546
Agilent Technologies, Inc. 1,571
187
Amgen, Inc. 1,383
323
Antares Pharma, Inc. (Æ) 99,278
552
Anthem, Inc. (Æ) 405
203
AstraZeneca PLC 7,305
970
Bangkok Dusit Medical Services PCL
Class F
952,500
714
BICO Group AB (Æ)(Ñ) 22,522
226
Bio-Rad Laboratories, Inc. Class A (Æ) 2,698
1,382
Boston Scientific Corp. (Æ) 3,539
149
Bristol-Myers Squibb Co. 2,964
223
Cerner Corp. 2,184
205
Chemed Corp. 201
99
ChemoMetec A/S 8,363
938
Cigna Corp. 624
154
Coloplast A/S Class B 1,250
169
Edwards Lifesciences Corp. (Æ) 1,549
164
Encompass Health Corp. (Æ) 1,342
92
EssilorLuxottica SA 1,135
193
Evotec SE (Æ) 17,813
433
Glenmark Life Sciences, Ltd. 11,314
70
Globus Medical, Inc. Class A (Æ) 1,956
130
H.U. Group Holdings, Inc. 11,600
259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henry Schein, Inc. (Æ) 1,998
162
Humana, Inc. 206
92
Illumina, Inc. (Æ) 2,623
778
Intuitive Surgical, Inc. (Æ) 5,718
1,368
Japan Lifeline Co., Ltd. 52,900
441
Johnson & Johnson 6,643
1,199
Koninklijke Philips NV 2,328
61
KYORIN Holdings, Inc. 45,700
665
Lifco AB (Æ) 22,036
462
Lonza Group AG 1,460
856
Masimo Corp. (Æ) 169
19
Medtronic PLC 1,052
110
Merck & Co., Inc. 17,375
1,541
Novartis AG 4,937
437
Novo Nordisk A/S Class B 18,346
2,097
Orion OYJ Class B 1,902
74
Pacira BioSciences , Inc. (Æ) 10,157
757
Pfizer, Inc. 36,917
1,812
Pharmaron Beijing Co., Ltd. Class H (Þ) 17,600
220
PolyPeptide Group AG (Þ) 8,351
727
Regeneron Pharmaceuticals, Inc. (Æ) 275
181
ResMed , Inc. 646
129
Roche Holding AG 1,290
492
Samsung Biologics Co., Ltd. (Æ)(Þ) 1,262
834
Sawai Group Holdings Co., Ltd. 14,800
496
Shanghai MicroPort MedBot Group Co.,
Ltd. (Æ)
41,000
145
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
17,849
840
Siemens Healthineers AG (Þ) 16,870
912
Sinopharm Group Co., Ltd. Class H 28,800
66
Straumann Holding AG 4,700
554
Stryker Corp. 1,057
255
Suzuken Co., Ltd. 34,200
1,013
Takeda Pharmaceutical Co., Ltd. 49,900
1,448
Teladoc Health, Inc. (Æ) 14,936
504
Thermo Fisher Scientific, Inc. 409
226
Toho Holdings Co., Ltd. 25,900
421
UCB SA 1,724
197
UnitedHealth Group, Inc. 1,385
704
Universal Health Services, Inc. Class B 1,003
123
Viatris , Inc. 55,768
576
West Pharmaceutical Services, Inc. 442
139
WuXi AppTec Co., Ltd. Class H (Þ) 32,600
437
Wuxi Biologics (Cayman), Inc. (Æ)(Þ) 91,500
664
33,938
Materials and Processing - 6.7%
AddTech AB Class B 26,274
463
Aluminum Corp. of China, Ltd. Class
H (Æ)
1,528,000
708
AngloGold Ashanti, Ltd.
-
ADR
43,260
884
Anhui Conch Cement Co., Ltd. Class H 120,000
650
Artemis Gold, Inc. (Æ) 67,395
372
Atlas Arteria, Ltd. 62,724
304
Avia Avian Tbk PT (Æ) 9,629,958
545

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 729
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Baoshan Iron & Steel Co., Ltd. Class A 591,763
577
Bear Creek Mining Corp. (Æ) 109,903
102
Cameco Corp. Class A 34,860
899
Capstone Mining Corp. (Æ) 116,582
531
CCR SA 55,900
140
Cemex SAB de CV
-
ADR (Æ)
91,052
401
Centerra Gold, Inc. 74,530
690
China Youran Dairy Group, Ltd. (Æ)(Þ) 189,000
77
Copart , Inc. (Æ) 1,336
152
Cornerstone Building Brands, Inc. (Æ) 35,316
861
Denka Co., Ltd. 56,300
1,506
DowDuPont , Inc. 14,961
986
Eastman Chemical Co. 16,781
1,723
Fastenal Co. 3,105
172
Ferguson PLC 1,410
178
Freeport-McMoRan, Inc. 20,106
815
Fresnillo PLC 50,929
501
Gabriel Resources, Ltd. (Æ) 1,483,278
219
Geberit AG 217
124
Getlink SE 27,963
511
Gold Fields, Ltd.
-
ADR
26,437
357
Graphic Packaging Holding Co. 33,608
733
Harmony Gold Mining Co., Ltd.
-
ADR
90,099
369
Hokuetsu Corp. 69,300
355
Huntsman Corp. 61,142
2,071
IAMGOLD Corp. (Æ)(Ñ) 87,666
247
IMI PLC 9,469
159
Impala Platinum Holdings, Ltd. 37,729
493
International Paper Co. 6,983
323
International Tower Hill Mines, Ltd. (Æ)
(Ñ)
104,920
97
ISS A/S (Æ) 58,416
954
Ivanhoe Mines, Ltd. Class A (Æ) 37,312
299
JFE Holdings, Inc. 69,300
853
Koninklijke DSM NV 6,097
1,021
Kuraray Co., Ltd. 73,100
585
Lanxess AG 2,529
99
LG Chem , Ltd. 1,101
442
MHP SE
-
GDR
69,777
310
Mosaic Co. (The) 8,969
560
Muyuan Foods Co., Ltd. Class A 40,774
320
Newcrest Mining, Ltd. 117,482
2,203
NexGen Energy, Ltd. (Æ) 102,743
506
Nine Dragons Paper Holdings, Ltd. 383,000
337
Nippon Steel Corp. 126,500
2,016
Northern Dynasty Minerals, Ltd. (Æ)(Ñ) 418,276
147
NovaGold Resources, Inc. (Æ) 39,070
243
NSK, Ltd. 174,400
963
Oji Holdings Corp. 28,200
133
Owens Corning 4,634
421
Pan American Silver Corp. 18,223
452
Petronas Chemicals Group BHD 350,066
821
Polyus PJSC
-
GDR (Š)
9,738
—
Richelieu Hardware, Ltd. 5,333
151
Royal Gold, Inc. 7,211
941
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sabina Gold & Silver Corp. (Æ) 149,900
154
Safestore Holdings PLC (ö) 13,536
213
Seabridge Gold, Inc. (Æ) 41,067
725
Semen Indonesia Persero Tbk PT 564,146
249
Sika AG 1,228
373
Sociedad Quimica y Minera de Chile
SA
-
ADR
3,482
257
Timken Co. (The) 36,094
2,080
Toagosei Co., Ltd. 17,500
144
Toray Industries, Inc. 254,800
1,212
Trane Technologies PLC 882
123
Tronox Holdings PLC Class A 73,798
1,269
Turquoise Hill Resources, Ltd. (Æ) 54,007
1,471
UltraTech Cement, Ltd. 4,142
356
Univar Solutions, Inc.
-
ADR (Æ)
152,669
4,447
Vale SA Class B
-
ADR
72,329
1,223
Valmont Industries, Inc. 801
199
Valvoline, Inc. 18,755
567
Venator Materials PLC (Æ) 211,891
394
Watsco , Inc. 620
165
Western Copper & Gold Corp. (Æ) 31,468
60
Westrock Co. 71,457
3,540
Wheaton Precious Metals Corp. 18,634
836
Wienerberger AG 37,613
1,051
Zijin Mining Group Co., Ltd. Class H 366,000
538
56,718
Producer Durables - 5.8%
3M Co. 1,343
194
Adecco Group AG 1,490
58
Aecon Group, Inc. 14,604
170
Aena SME SA (Æ)(Þ) 5,399
763
Aeroports de Paris (Æ) 2,016
285
Air China, Ltd. Class H (Æ) 392,000
263
Allfunds Group PLC 55,374
472
Altra Industrial Motion Corp. 34,485
1,345
Altus Group, Ltd. 5,283
198
Ametek , Inc. 1,198
151
AO Smith Corp. 2,308
135
Astec Industries, Inc. 12,242
479
Atlantia SpA (Æ) 17,691
420
Atlas Copco AB (Æ) 4,361
197
Auckland International Airport, Ltd. (Æ) 35,979
181
Aurizon Holdings, Ltd. 92,548
262
Automatic Data Processing, Inc. 1,678
366
Azul SA
-
ADR (Æ)(Ñ)
24,647
330
Block, Inc. Class A (Æ) 4,746
472
Boeing Co. (The) (Æ) 1,963
292
Cathay Pacific Airways, Ltd. (Æ) 478,000
477
CH Robinson Worldwide, Inc. 1,739
185
Charoen Pokphand Foods PCL 732,800
514
Cintas Corp. 408
162
CK Hutchison Holdings, Ltd. Class B 76,500
536
Crane Co. 2,931
282
CSX Corp. 2,424
83

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
730 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cummins, Inc. 1,145
217
Daqin Railway Co., Ltd. Class A 547,800
552
Deutsche Post AG 5,604
242
DL E&C Co., Ltd. 1,552
73
Donaldson Co., Inc. 1,575
77
Dover Corp. 1,299
173
DSV Panalpina A/S 4,736
774
East Japan Railway Co. 13,800
723
Eaton Corp. PLC 44
6
Emerson Electric Co. 2,338
211
Epiroc AB Class A 62,403
1,269
Equinox Gold Corp. (Æ) 94,023
670
Expeditors International of Washington,
Inc.
1,217
121
Faurecia SE 65,550
1,412
Finning International, Inc. 6,192
174
Flughafen Zurich AG (Æ) 2,109
357
Fukuda Corp. 2,600
92
Gentex Corp. 2,649
78
Grupo Aeroportuario del Sureste SAB de
CV Class B
20,560
449
Guangshen Railway Co., Ltd. Class H (Æ) 1,214,000
202
Hankook Technology Group Co., Ltd. 25,840
295
Hexagon AB (Æ) 11,202
145
Hubbell, Inc. Class B 947
185
ICF International, Inc. 6,877
680
IDEX Corp. 59
11
JD Logistics, Inc. (Æ)(Þ) 179,700
370
JGC Holdings Corp. 110,300
1,253
Jiangsu Expressway Co., Ltd. Class H 194,000
191
JTEKT Corp. 77,500
539
Kajima Corp. 77,100
860
Kamigumi Co., Ltd. 15,300
260
KBR, Inc. 18,095
891
Keysight Technologies, Inc. (Æ) 1,101
154
Kirby Corp. (Æ) 24,168
1,576
Kone OYJ Class B 2,018
97
Landstar System, Inc. 974
151
Larsen & Toubro, Ltd. 34,724
762
Latham Group, Inc. (Æ) 36,522
438
Lincoln Electric Holdings, Inc. 1,152
155
Lockheed Martin Corp. 2,266
979
Luks Group Vietnam Holdings Co., Ltd. 468,000
80
MarketAxess Holdings, Inc. 210
55
Meitec Corp. 8,200
436
Mitsubishi Corp. 31,700
1,064
Mitsui & Co., Ltd. 21,200
514
Morningstar, Inc. 577
146
MSC Industrial Direct Co., Inc. Class A 1,844
153
Nestle SA 2,817
364
NGK Spark Plug Co., Ltd. 148,853
2,285
Norfolk Southern Corp. 233
60
Obayashi Corp. 52,000
358
Old Dominion Freight Line, Inc. 657
184
Organo Corp. 2,300
158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orient Overseas International, Ltd. 31,500
868
OSG Corp. 35,200
441
Pacific Basin Shipping, Ltd. 1,299,000
598
Park24 Co., Ltd. (Æ) 37,400
534
Paychex, Inc. 2,224
282
PayPal Holdings, Inc. (Æ) 12,449
1,095
Promotora y Operadora de
Infraestructura SAB de CV
14,183
103
Pyeong Hwa Automotive Co., Ltd. 8,879
64
Randstad NV 1,284
68
Republic Services, Inc. Class A 1,696
228
Rheinmetall AG 15,114
3,416
Rotork PLC 32,788
119
Sandvik AB 3,649
69
Seiko Epson Corp. 65,100
909
Seino Holdings Co., Ltd. 30,000
245
Shanghai International Airport Co., Ltd.
Class A (Æ)
74,019
549
Sight Sciences, Inc. (Æ) 20,663
144
SKF AB Class B 3,689
60
Spirit AeroSystems , Inc. Class A 22,612
951
Stanley Electric Co., Ltd. 12,900
222
Stantec , Inc. 3,389
156
Steelcase, Inc. Class A 66,687
782
Stolt-Nielsen, Ltd. Class A 23,574
427
Sumitomo Heavy Industries, Ltd. 19,900
420
Suofeiya Home Collection Co., Ltd.
Class A
66,400
205
Transurban Group
-
ADR (Æ)
92,816
928
Tsakos Energy Navigation, Ltd. 18,442
222
Vectrus , Inc. (Æ) 12,929
467
Vinci SA 3,468
335
WEG SA 13,500
82
West Japan Railway Co. 5,600
208
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
99,089
655
Zhejiang Expressway Co., Ltd. Class H 194,000
160
ZTO Express, Inc.
-
ADR
6,012
165
49,170
Technology - 8.9%
Accenture PLC Class A 1,344
404
Activision Blizzard, Inc. 3,042
230
Adobe, Inc. (Æ) 3,139
1,243
Adyen NV (Æ)(Þ) 149
249
Alphabet, Inc. Class A (Æ) 981
2,239
Alphabet, Inc. Class C (Æ) 745
1,713
Alps Alpine Co., Ltd. 45,500
400
Amdocs, Ltd. 3,646
291
Amphenol Corp. Class A 2,064
148
Analog Devices, Inc. 1,823
281
Apple, Inc. 29,779
4,695
ASML Holding NV 2,388
1,351
Assa Abloy AB Class B 8,279
209
Asustek Computer, Inc. 13,000
157
Atos SE 209,195
5,062

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Autodesk, Inc. (Æ) 5,017
950
AutoStore Holdings, Ltd. (Æ) 167,514
380
Avnet, Inc. 58,168
2,540
BE Semiconductor Industries NV 14,134
856
Bechtle AG 11,262
526
CACI International, Inc. Class A (Æ) 549
146
Cadence Design Systems, Inc. (Æ) 1,246
188
CDW Corp. 1,015
166
Cellnex Telecom SA (Þ) 2,800
131
Ciena Corp. (Æ) 2,994
165
Cisco Systems, Inc. 39,068
1,914
Cognizant Technology Solutions Corp.
Class A
2,834
229
Computacenter PLC 4,485
150
Cosel Co., Ltd. 12,200
71
Delta Electronics, Inc. 22,000
184
Dolby Laboratories, Inc. Class A 1,887
146
Eizo Corp. 8,700
228
Electrocomponents PLC 10,747
140
EPAM Systems, Inc. (Æ) 286
76
F5, Inc. (Æ) 858
144
FANUC Corp. 9,100
1,407
Fortnox AB 85,973
459
Genpact , Ltd. 3,009
121
Hon Hai Precision Industry Co., Ltd. 348,000
1,191
Infineon Technologies AG
-
ADR
31,153
901
Infosys, Ltd.
-
ADR
73,541
1,461
Infrastrutture Wireless Italiane SpA (Þ) 15,259
163
Inspired Entertainment, Inc. (Æ) 28,526
265
Intel Corp. 5,119
223
Intuit, Inc. 454
190
Jack Henry & Associates, Inc. 725
137
LG Corp. Class H 9,913
572
Mabuchi Motor Co., Ltd. 12,400
332
Maxar Technologies, Inc. 49,183
1,584
MediaTek , Inc. 13,000
356
Meta Platforms, Inc. Class A (Æ) 12,074
2,420
Micron Technology, Inc. 8,940
610
Microsoft Corp. 15,560
4,318
NAVER Corp. 825
187
Netcompany Group A/S (Æ)(Þ) 8,003
446
NetEase , Inc. 59,300
1,132
NVIDIA Corp. 4,583
850
ON24, Inc. (Æ) 75,389
955
Otsuka Corp. 19,200
630
Pinterest, Inc. Class A (Æ) 43,828
899
Qorvo , Inc. (Æ) 556
63
Rambus, Inc. (Æ) 40,622
1,012
Rightmove PLC 16,520
127
RingCentral, Inc. Class A (Æ) 14,650
1,243
Salesforce, Inc. (Æ) 349
61
Samsung Electro-Mechanics Co., Ltd. 672
87
Samsung Electronics Co., Ltd. 46,006
2,444
SAP SE
-
ADR
2,522
260
ServiceNow , Inc. (Æ) 2,182
1,043
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shopify, Inc. Class A (Æ) 2,598
1,108
Singapore Telecommunications, Ltd. 455,619
906
SK Hynix, Inc. 26,680
2,324
Snap, Inc. Class A (Æ) 56,466
1,607
Softcat PLC 52,045
915
Spirent Communications PLC 25,096
73
Synopsys, Inc. (Æ) 577
165
Taiwan Semiconductor Manufacturing
Co., Ltd.
295,000
5,381
TeamViewer AG (Æ)(Þ) 29,082
353
Technoprobe SpA (Æ) 72,350
506
Telkom Indonesia Persero Tbk PT 729,200
232
Texas Instruments, Inc. 1,971
336
Trip.com Group, Ltd. (Æ) 29,150
694
Twilio , Inc. Class A (Æ) 9,800
1,096
Tyler Technologies, Inc. (Æ) 322
127
Uber Technologies, Inc. (Æ) 59,878
1,885
Worldline SA (Æ)(Þ) 20,183
791
Yageo Corp. 29,000
390
75,040
Utilities - 3.3%
Alliant Energy Corp. 2,810
165
America Movil SAB de CV 263,700
257
AT&T, Inc. 75,573
1,425
Avangrid , Inc. (Ñ) 3,155
140
Avista Corp. 1,227
50
Bharti Airtel, Ltd. (Æ) 152,438
1,465
California Resources Corp. 7,404
298
CenterPoint Energy, Inc. 3,255
100
Centrais Eletricas Brasileiras SA 115,881
949
CGN Power Co., Ltd. Class H (Þ) 1,178,000
331
Cheniere Energy, Inc. 4,949
672
China Communications Services Corp.,
Ltd. Class H
1,628,886
738
China Gas Holdings, Ltd. 138,400
168
China Resources Gas Group, Ltd. 200,000
754
Chunghwa Telecom Co., Ltd. 209,000
924
CLP Holdings, Ltd. 22,500
219
Constellation Energy Corp. 1,863
110
Dominion Energy, Inc. 26,658
2,176
DT Midstream, Inc. 4,372
235
Electricite de France SA 130,880
1,183
Elisa OYJ 2,552
149
Emera , Inc. 2,483
120
Enbridge, Inc. 6,546
286
Entergy Corp. 1,516
180
Evergy , Inc. 1,705
116
Exelon Corp. 5,589
261
Federal Grid Co. Unified Energy System
PJSC (Š)
381,588,279
—
FirstEnergy Corp. 5,077
220
Guangdong Investment, Ltd. 184,000
236
Hera SpA 26,663
99
Iberdrola SA 52,858
604
Inpex Corp. 16,000
189

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
732 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Korea Electric Power Corp. 33,338
604
Korea Electric Power Corp.
-
ADR
18,155
161
KT Corp. 11,603
328
KT Corp.
-
ADR
100,440
1,399
LG Uplus Corp. 94,847
1,050
MEG Energy Corp. Class A (Æ) 17,570
264
National Fuel Gas Co. 2,892
203
NextEra Energy, Inc. 10,982
780
Nippon Telegraph & Telephone Corp. 30,200
892
Orsted A/S Class A (Þ) 2,061
231
Osaka Gas Co., Ltd. 41,200
744
Pembina Pipeline Corp. 11,777
446
Pinnacle West Capital Corp. 1,571
112
Power Assets Holdings, Ltd. 26,000
175
PPL Corp. 27,161
769
Rubis SCA 6,466
172
RusHydro PJSC (Š) 104,654,642
—
Scottish & Southern Energy PLC 12,428
289
Sempra Energy 3,419
552
Severn Trent PLC Class H 3,757
148
Snam Rete Gas SpA 30,484
167
TC Energy Corp. (Æ) 5,470
289
Telecom Plus PLC 10,692
221
TELUS Corp. 6,035
151
T-Mobile US, Inc. (Æ) 2,235
275
Tokyo Gas Co., Ltd. 109,900
2,109
Verizon Communications, Inc. 7,720
357
27,707
Total Common Stocks
(cost $434,824) 423,953
Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
5.514% (Ÿ) 8,798
658
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.903% (Ÿ) 1,031
66
Financial Services - 0.0%
Itau Unibanco Holding SA
2.551% (Ÿ) 19,800
96
New York Community Capital Trust V
6.000% due 11/01/51 7,944
385
481
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.384% (Ÿ) 2,200
110
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.412% (Ÿ) 1,729
81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Utilities - 0.1%
Raizen Energia SA
1.146% (Ÿ) 433,600
605
Total Preferred Stocks
(cost $1,807) 2,001
Options Purchased - 8.0%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Jun 2022 101.11
Call (1) USD 45,000 (ÿ) 339
JPMorgan Chase Jun 2022 101.19
Call (1) USD 85,000 (ÿ) 584
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.140%/SOFR,
USD 13,552, 03/24/57)
Bank of America Mar 2027 0.00
Call (1)
13,552 (ÿ)
808
(Bank of America, USD 1.722%/SOFR,
USD 129,290, 03/22/42)
Bank of America Mar 2032 0.00
Call (1)
129,290 (ÿ)
6,863
(Citigroup, USD 2.310%/SOFR, USD
15,995, 06/01/32)
Citigroup Jun 2022 0.00 Call (1) 15,995 (ÿ)
75
(Citigroup, USD 2.725%/SOFR, USD
4,755, 07/25/32)
Citigroup Jul 2022 0.00 Call (1) 4,755 (ÿ)
92
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
586
(Citigroup, USD 1.671%/SOFR, USD
7,310, 01/07/52)
Citigroup Jan 2032 0.00 Call (1) 7,310 (ÿ)
699
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ)
537
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 11,044 (ÿ)
1,001
(Goldman Sachs, USD 1.769%/SOFR,
USD 2,538, 05/11/32)
Goldman Sachs May 2022 0.00
Call (1)
2,538 (ÿ)
—
(Goldman Sachs, USD 1.984%/SOFR,
USD 39,119, 03/24/57)
Goldman Sachs Mar 2027 0.00
Call (1)
39,119 (ÿ)
4,659
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
608
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,851 (ÿ)
652
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
451

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 733
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
537
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
422
(JPMorgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
706
(JPMorgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
586
(JPMorgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
398
(Bank of America, SOFR/USD 1.140%,
USD 13,552, 03/24/57)
Bank of America Mar 2027 0.00
Put (1)
13,552 (ÿ)
4,032
(Bank of America, SOFR/USD 1.722%,
USD 129,290, 03/22/42)
Bank of America Mar 2032 0.00
Put (1)
129,290 (ÿ)
15,643
(Barclays, SOFR/USD 2.650%, USD
130,000, 07/11/24)
Barclays Jul 2022 0.00 Put (1) 130,000 (ÿ)
1,078
(Citigroup, SOFR/USD 2.310%, USD
15,995, 06/01/32)
Citigroup Jun 2022 0.00 Put (1) 15,995 (ÿ)
669
(Citigroup, SOFR/USD 2.725%, USD
4,755, 07/25/32)
Citigroup Jul 2022 0.00 Put (1) 4,755 (ÿ)
100
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,792
(Citigroup, SOFR/USD 1.671%, USD
7,310, 01/07/52)
Citigroup Jan 2032 0.00 Put (1) 7,310 (ÿ)
1,274
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ)
710
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 11,044 (ÿ)
1,057
(Goldman Sachs, SOFR/USD 1.769%,
USD 2,538, 05/11/32)
Goldman Sachs May 2022 0.00
Put (1)
2,538 (ÿ)
214
(Goldman Sachs, SOFR/USD 1.984%,
USD 39,119, 03/24/57)
Goldman Sachs Mar 2027 0.00
Put (1)
39,119 (ÿ)
6,931
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
2,176
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851 (ÿ)
2,175
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
1,416
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
1,881
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
1,638
(JPMorgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
1,566
(JPMorgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
1,424
(JPMorgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
777
Total Options Purchased
(cost $60,373) 67,156
Short-Term Investments - 21.4%
ams AG
0.875% due 09/28/22
3,400 3,347
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
2,504 2,502
BASF SE
Series BAS
0.925% due 03/09/23
1,250 1,231
BlackRock Capital Investment Corp.
5.000% due 06/15/22
1,163 1,166
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22
(ç) 2,165 2,165
4.750% due 03/15/23
3,003 3,005
Colony Capital, Inc.
5.000% due 04/15/23
3,390 3,387
Ctrip.com International, Ltd.
1.250% due 09/15/22
809 781
Exantas Capital Corp.
4.500% due 08/15/22
925 925
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22
(Þ) 1,744 1,716
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
(ç) 1,647 1,647
Horizon Global Corp.
2.750% due 07/01/22
317 304
Ironwood Pharmaceuticals, Inc.
2.250% due 06/15/22
109 108
JPMorgan Chase & Co
0.125% due 01/01/23
(Þ) 2,490 2,448
LendingTree , Inc.
0.625% due 06/01/22
1,627 1,613
Nutanix , Inc.
4.898% due 01/15/23
(Þ) 1,471 1,436

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
734 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OSI Systems, Inc.
1.250% due 09/01/22
1,439 1,431
PTC Therapeutics, Inc.
3.000% due 08/15/22
997 993
Quotient Technology, Inc.
1.750% due 12/01/22
1,058 1,022
Starwood Property Trust, Inc.
4.375% due 04/01/23
1,682 1,680
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23
2,671 2,586
Transocean, Inc.
0.500% due 01/30/23
1,345 1,255
U.S. Cash Management Fund(@) 120,900,648
(∞)
120,864
United States Treasury Bills
0.063% due 05/05/22
(ç)(ž) 1,250 1,250
0.073% due 05/19/22
(ç)(ž) 3,308 3,308
0.315% due 05/26/22
(ç)(ž) 2,705 2,705
0.355% due 06/02/22
(ž) 3,521 3,520
0.376% due 06/09/22
(ž) 2,244 2,243
0.422% due 06/16/22
(ç)(ž) 847 847
Series WI
0.138% due 05/03/22
(ç)(ž) 278 278
0.394% due 06/07/22
(ž) 3,504 3,502
0.439% due 06/14/22
(ž) 2,393 2,392
0.565% due 06/21/22
(ç)(ž) 558 558
Veeco Instruments, Inc.
2.700% due 01/15/23
1,263 1,261
Weibo Corp.
1.250% due 11/15/22
(Þ) 1,230 1,199
Total Short-Term Investments
(cost $180,765) 180,675
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 3,030,848
(∞)
3,031
Total Other Securities
(cost $3,031) 3,031
Total Investments - 120.0%
(identified cost $1,023,589) 1,012,076
Other Assets and Liabilities,
Net - (20.0)%
(168,727)
Net Assets - 100.0%
843,349

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 735
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.1%
Adyen NV 03/18/22 EUR 149 1,994.55 297
249
Aena SME SA 04/27/20 EUR 5,399 130.11 703
763
Alcoa Corp. 04/23/21 200,000 102.09 204
187
Alteryx , Inc. 03/29/21 1,140,000 94.21 1,074
1,036
Ashland LLC 11/22/21 51,000 98.67 50
44
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 103.13 335
274
Cellnex Telecom SA 04/01/22 EUR 2,800 48.72 136
131
CGN Power Co., Ltd. 02/18/22 HKD 1,178,000 0.27 322
331
Chegg , Inc. 11/29/21 1,857,000 82.34 1,529
1,441
China Youran Dairy Group, Ltd. 06/25/21 HKD 189,000 0.80 151
77
Clearway Energy Operating LLC 02/01/22 61,000 95.17 58
52
CTP NV 06/11/21 EUR 4,839 19.39 94
68
Dino Polska SA 01/12/21 PLN 10,730 72.65 780
693
ESR Cayman, Ltd. 02/18/22 HKD 43,600 3.18 139
132
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 32,400 11.97 388
389
Granite Point Mortgage Trust, Inc. 06/04/20 1,744,000 97.03 1,692
1,716
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
96
Grifols SA 09/28/21 EUR 100,000 116.87 117
95
Hanesbrands, Inc. 08/08/19 739,000 103.46 765
722
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 15,259 10.92 167
163
Ionis Pharmaceuticals, Inc. 05/05/21 2,686,000 93.00 2,498
2,408
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
228
Itau Unibanco Holding SA 01/12/21 200,000 99.71 199
180
JD Logistics, Inc. 06/11/21 HKD 179,700 5.25 944
370
JOYY, Inc. 12/07/21 1,313,000 92.53 1,215
1,205
JPMorgan Chase & Co 01/25/22 2,490,000 99.27 2,472
2,448
Levi Strauss & Co. 02/02/21 561,000 98.81 554
485
Liberty Latin America, Ltd. 03/18/22 1,170,000 91.98 1,076
1,061
Liberty Media Corp. 03/05/21 1,183,000 102.92 1,218
1,139
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
97
Momo , Inc. 10/07/21 1,477,000 88.04 1,301
1,344
Mozart Debt Merger Sub, Inc. 09/30/21 106,000 100.01 106
93
Netcompany Group A/S 06/17/20 DKK 8,003 62.67 502
446
Novelis Corp. 03/06/20 241,000 99.08 239
222
Novelis Corp. 11/22/21 40,000 97.59 39
34
Nutanix , Inc. 01/28/22 1,471,000 99.06 1,457
1,436
Orsted A/S 02/18/22 DKK 2,061 112.01 231
231
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 17,600 24.47 431
220
PolyPeptide Group AG 05/07/21 CHF 8,351 97.52 814
727
Post Holdings, Inc. 02/11/20 52,000 100.06 52
44
Post Holdings, Inc. 02/24/21 171,000 99.22 170
142
Samsung Biologics Co., Ltd. 04/22/22 KRW 1,262 649.02 819
834
Scorpio Tankers, Inc. 06/23/21 158,000 96.57 153
171
Sealed Air Corp. 01/26/21 400,000 104.66 419
376
Siemens Healthineers AG 02/05/21 EUR 16,870 60.71 1,024
912
SPCM SA 09/09/21 200,000 100.00 200
170
SPCM SA 11/17/21 200,000 99.01 198
177
Stora Enso OYJ 03/13/17 200,000 113.95 228
234
Taylor Morrison Communities, Inc. 04/06/21 219,000 110.68 242
217
TeamViewer AG 03/05/21 EUR 29,082 30.26 880
353
Tenet Healthcare Corp. 08/14/19 285,000 100.17 285
279
TerraForm Power Operating LLC 01/28/20 307,000 103.00 316
276
UPC Broadband Finco BV 01/21/22 200,000 100.79 202
176
Wayfair, Inc. 04/04/22 277,000 82.55 229
207
Weibo Corp. 03/25/20 1,230,000 97.39 1,198
1,199
Western Digital Corp. 04/14/20 2,947,000 97.62 2,877
2,829
WH Group, Ltd. 11/29/21 HKD 563,500 0.64 363
388
Worldline SA 06/17/20 EUR 20,183 67.37 1,360
791
WuXi AppTec Co., Ltd. 06/11/21 HKD 32,600 21.12 688
437
Wuxi Biologics (Cayman), Inc. 11/05/21 91,500 9.36 856
664
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 402
34,313

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
736 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 565 05/22
—
ASX SPI 200 Index Futures 49 AUD 9,076 06/22
300
Australia 10 Year Government Bond Futures 438 AUD 54,373 06/22
(2,323)
CAC40 Euro Index Futures 25 EUR 1,619 05/22
8
Canadian 10 Year Government Bond Futures 435 CAD 54,967 06/22
(2,484)
DAX Index Futures 3 EUR 1,057 06/22
15
Dow Jones U.S. Real Estate Index Futures 742 USD 29,836 06/22
326
EURO STOXX 50 Index Futures 94 EUR 3,512 06/22
120
FTSE 100 Index Futures 114 GBP 8,565 06/22
608
FTSE/MIB Index Futures 3 EUR 359 06/22
16
Hang Seng Index Futures 3 HKD 3,150 05/22
21
IBEX 35 Index Futures 4 EUR 343 05/22
2
MSCI Emerging Markets Index Futures 332 USD 17,553 06/22
101
MSCI Singapore Index Futures 496 SGD 15,564 05/22
196
OMXS30 Index Futures 21 SEK 4,319 05/22
(8)
S&P 500 E-Mini Index Futures 746 USD 153,956 06/22
(3,069)
S&P/TSX 60 Index Futures 8 CAD 2,003 06/22
(48)
TOPIX Index Futures 19 JPY 361,570 06/22
220
United States 5 Year Treasury Note Futures 80 USD 9,014 06/22
(19)
United States 10 Year Treasury Note Futures 2,425 USD 288,953 06/22 (17,264)
Short Positions
Euro-Bund Futures 233 EUR 35,786 06/22
2,701
Hang Seng Index Futures 317 HKD 332,898 05/22
(2,437)
Long Gilt Futures 262 GBP 31,031 06/22
1,171
NASDAQ 100 E-Mini Index Futures 1 USD 257 06/22
9
Russell 2000 E-Mini Index Futures 723 USD 67,286 06/22
3,918
S&P/TSX 60 Index Futures 2 CAD 501 06/22
12
TOPIX Index Futures 228 JPY 4,338,840 06/22
(2,468)
United States 10 Year Treasury Note Futures 19 USD 2,264 06/22
141
United States Treasury Ultra Bond Futures 7 USD 1,123 06/22 166
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (20,069)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 101.11 USD 45,000 06/06/22 (273)
Fannie Mae Bonds JPMorgan Chase Put 1 101.19 USD 85,000 06/06/22 (584)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 737
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/21/27 Bank of America Call 1 0.00 38,275 03/19/25 (172)
Barclays, SOFR/USD 2.650%, USD
130,000, 07/11/24 Barclays Call 1 0.00 130,000 07/07/22 (358)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (426)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 4,762, 01/24/51 Citigroup Call 1 0.00 4,762 01/22/31 (424)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/28/40 Goldman Sachs Call 1 0.00 15,265 03/26/30 (280)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 114,808,
04/17/41 Goldman Sachs Call 1 0.00 114,807 04/15/31 (5,824)
JPMorgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/31/28 JPMorgan Chase Call 1 0.00 62,257 03/25/27 (159)
JPMorgan, USD 3 Month LIBOR/USD
1.991%, USD 4,659, 10/25/58 JPMorgan Chase Call 1 0.00 4,659 10/23/28 (541)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/21/27 Bank of America Put 1 0.00 38,275 03/19/25 (1,355)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (2,006)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/24/51 Citigroup Put 1 0.00 4,762 01/22/31 (855)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Put 1 0.00 15,265 03/26/30 (2,439)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Put 1 0.00 114,808 04/15/31 (9,211)
JPMorgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28 JPMorgan Chase Put 1 0.00 62,257 03/25/27 (1,217)
JPMorgan, USD 1.991%/USD 3 Month
LIBOR, USD 4,659, 10/25/58 JPMorgan Chase Put 1 0.00 4,659 10/23/28 (968)
Total Liability for Options Written (premiums received $23,754) (27,092)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,897 CAD 10,139 06/09/22 (5)
Bank of America USD 118 EUR 112 05/03/22 —
Bank of America USD 1,360 GBP 1,034 06/15/22 (59)
Bank of America USD 5,735 HKD 44,791 06/15/22 (22)
Bank of America USD 2,384 JPY 282,048 06/15/22 (207)
Bank of America CHF 850 USD 920 06/15/22 44
Bank of America DKK 6,388 USD 951 06/15/22 43
Bank of America EUR 780 USD 864 06/15/22 40
Bank of America EUR 3,411 USD 3,801 06/15/22 195
Bank of America HKD 15,727 USD 2,013 06/15/22 7
Bank of America JPY 719,200 USD 6,231 06/15/22 681
Bank of America SEK 8,244 USD 853 06/15/22 12

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
738 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TRY 745 USD 50 05/06/22 —
Bank of New York USD 413 GBP 314 06/09/22 (19)
Bank of New York USD 12,919 GBP 9,697 06/09/22 (724)
Bank of New York USD 8,545 NZD 12,614 06/09/22 (400)
Bank of New York GBP 364 USD 452 06/09/22 (5)
Bank of New York NZD 268 USD 187 06/09/22 14
Bank of New York NZD 334 USD 216 06/09/22 —
Barclays EUR 150 USD 166 06/15/22 7
Citigroup USD 3,913 NOK 34,990 06/09/22 (182)
Citigroup NOK 635 USD 74 06/09/22 6
Citigroup NOK 73,705 USD 7,837 06/09/22 (22)
Commonwealth Bank of Australia USD 123 AUD 174 06/09/22 —
Commonwealth Bank of Australia USD 169 AUD 224 06/09/22 (10)
Commonwealth Bank of Australia AUD 6,355 USD 4,655 06/09/22 162
HSBC USD 90 BRL 487 05/03/22 9
HSBC USD 2,014 BRL 11,851 05/03/22 383
HSBC USD 2,171 BRL 11,363 05/03/22 128
HSBC USD 509 CLP 415,966 06/14/22 (25)
HSBC USD 516 CLP 415,966 06/14/22 (33)
HSBC USD 510 COP 2,061,922 05/24/22 9
HSBC USD 518 COP 2,061,922 05/24/22 1
HSBC USD 847 COP 3,422,435 05/24/22 15
HSBC USD 861 COP 3,422,435 05/24/22 1
HSBC USD 298 PEN 1,129 06/14/22 (6)
HSBC USD 302 PEN 1,129 06/14/22 (9)
HSBC USD 1,029 PLN 4,136 05/24/22 (99)
HSBC USD 1,156 PLN 4,642 05/24/22 (112)
HSBC USD 2,176 PLN 8,778 05/24/22 (200)
HSBC USD 1,428 THB 46,406 06/14/22 (73)
HSBC USD 1,445 THB 46,406 06/14/22 (90)
HSBC BRL 487 USD 90 05/03/22 (9)
HSBC BRL 11,363 USD 2,171 05/03/22 (128)
HSBC BRL 11,851 USD 2,014 05/03/22 (383)
HSBC CHF 850 USD 920 06/15/22 44
HSBC CLP 415,966 USD 516 06/14/22 33
HSBC CLP 415,966 USD 509 06/14/22 25
HSBC COP 2,061,922 USD 510 05/24/22 (9)
HSBC COP 2,061,922 USD 518 05/24/22 (1)
HSBC COP 3,422,435 USD 847 05/24/22 (15)
HSBC COP 3,422,435 USD 861 05/24/22 (1)
HSBC DKK 6,388 USD 950 06/15/22 43
HSBC EUR 780 USD 864 06/15/22 39
HSBC HKD 15,727 USD 2,013 06/15/22 6
HSBC JPY 719,200 USD 6,235 06/15/22 685
HSBC PEN 1,129 USD 302 06/14/22 9
HSBC PEN 1,129 USD 298 06/14/22 6
HSBC PLN 4,136 USD 1,029 05/24/22 99
HSBC PLN 4,642 USD 1,156 05/24/22 111
HSBC PLN 8,778 USD 2,176 05/24/22 200
HSBC SEK 8,244 USD 851 06/15/22 10
HSBC THB 46,406 USD 1,428 06/14/22 73
HSBC THB 46,406 USD 1,445 06/14/22 90

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 739
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 171 GBP 130 06/15/22 (8)
JPMorgan Chase CHF 850 USD 920 06/15/22 44
JPMorgan Chase DKK 6,388 USD 947 06/15/22 40
JPMorgan Chase EUR 780 USD 861 06/15/22 37
JPMorgan Chase HKD 15,727 USD 2,013 06/15/22 6
JPMorgan Chase JPY 719,200 USD 6,224 06/15/22 674
JPMorgan Chase SEK 8,244 USD 848 06/15/22 8
Northern Trust USD 211 EUR 200 06/15/22 1
Royal Bank of Canada USD 136 EUR 125 06/15/22 (4)
Royal Bank of Canada USD 163 EUR 150 06/15/22 (4)
Royal Bank of Canada USD 921 HKD 7,230 05/04/22 —
Royal Bank of Canada USD 304 JPY 37,012 06/09/22 (18)
Royal Bank of Canada USD 4,588 JPY 529,388 06/09/22 (505)
Royal Bank of Canada CHF 850 USD 921 06/15/22 45
Royal Bank of Canada DKK 6,388 USD 951 06/15/22 44
Royal Bank of Canada EUR 780 USD 864 06/15/22 40
Royal Bank of Canada EUR 4,233 USD 4,647 06/15/22 173
Royal Bank of Canada HKD 15,727 USD 2,012 06/15/22 6
Royal Bank of Canada JPY 1,030,905 USD 7,877 06/09/22 (76)
Royal Bank of Canada JPY 719,200 USD 6,223 06/15/22 673
Royal Bank of Canada SEK 8,244 USD 853 06/15/22 12
State Street USD 1,358 AUD 1,851 06/15/22 (48)
State Street USD 161 EUR 153 06/09/22 1
State Street USD 8,259 SEK 81,129 06/09/22 11
State Street CAD 1,957 USD 1,528 06/15/22 5
State Street EUR 99 USD 111 06/09/22 6
State Street EUR 3,483 USD 3,867 06/09/22 185
State Street EUR 4,233 USD 4,657 06/15/22 182
State Street EUR 4,233 USD 4,648 06/15/22 173
State Street GBP 1,147 USD 1,511 06/15/22 68
State Street GBP 3,200 USD 4,178 06/15/22 154
State Street SEK 1,151 USD 125 06/09/22 7
State Street SEK 79,978 USD 8,226 06/09/22 73
Toronto Dominion Bank CHF 850 USD 921 06/15/22 45
Toronto Dominion Bank DKK 6,388 USD 953 06/15/22 46
Toronto Dominion Bank EUR 780 USD 866 06/15/22 42
Toronto Dominion Bank HKD 15,727 USD 2,013 06/15/22 7
Toronto Dominion Bank JPY 719,200 USD 6,225 06/15/22 675
Toronto Dominion Bank SEK 8,244 USD 854 06/15/22 14
UBS USD 580 CHF 563 06/09/22 (1)
UBS CHF 189 USD 205 06/09/22 11
UBS CHF 12,062 USD 13,150 06/09/22 728
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,954
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 31,600 SOFR
(2)
2.307%
(3)
03/31/24
— 185 185

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
740 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,867 2.447%
(3)
SOFR
(2)
04/07/24
— (14) (14)
Barclays USD 7,022 SOFR
(2)
2.469%
(3)
04/07/24
— 23 23
Barclays USD 502 SOFR
(2)
2.327%
(3)
04/18/24
— 3 3
Barclays USD 6,949 SOFR
(2)
2.321%
(3)
04/18/24
— 49 49
Barclays USD 7,195 2.421%
(3)
SOFR
(2)
04/19/24
— (37) (37)
Barclays USD 13,700 SOFR
(2)
2.402%
(3)
04/19/24
— 75 75
Barclays USD 12,600 2.428%
(3)
SOFR
(2)
04/20/24
— (64) (64)
Barclays USD 11,800 SOFR
(2)
2.703%
(3)
04/25/24
— — —
Barclays USD 3,447 SOFR
(2)
2.743%
(3)
04/26/24
— (2) (2)
Barclays USD 5,216 2.777%
(3)
SOFR
(2)
04/26/24
— 7 7
Barclays USD 106 SOFR
(2)
2.553%
(3)
04/28/24
— — —
Barclays USD 4,652 2.729%
(4)
SOFR
(4)
05/03/24
— — —
Barclays USD 219,999 SOFR
(2)
1.800%
(3)
06/15/24
3,193 1,425 4,618
Barclays USD 130,000 2.650%
(3)
SOFR
(2)
07/11/24
— (719) (719)
Barclays USD 4,760 SOFR
(2)
2.354%
(3)
03/30/27
— 77 77
Barclays USD 6,313 2.337%
(3)
SOFR
(2)
03/31/27
— (108) (108)
Barclays USD 24,500 2.288%
(3)
SOFR
(2)
03/31/27
— (475) (475)
Barclays USD 4,856 2.299%
(3)
SOFR
(2)
04/01/27
— (92) (92)
Barclays USD 6,861 SOFR
(2)
2.247%
(3)
04/01/27
— 146 146
Barclays USD 3,899 SOFR
(2)
2.349%
(3)
04/05/27
— 66 66
Barclays USD 12,200 SOFR
(2)
2.326%
(3)
04/06/27
— 219 219
Barclays USD 5,809 2.367%
(3)
SOFR
(2)
04/07/27
— (94) (94)
Barclays USD 3,768 2.461%
(3)
SOFR
(2)
04/11/27
— (45) (45)
Barclays USD 5,759 SOFR
(2)
2.518%
(3)
04/12/27
— 54 54
Barclays USD 56,800 SOFR
(2)
2.531%
(3)
04/12/27
— 495 495
Barclays USD 862 SOFR
(2)
2.599%
(3)
04/13/27
— 5 5
Barclays USD 10,500 2.592%
(3)
SOFR
(2)
04/13/27
— (62) (62)
Barclays USD 12,900 2.571%
(3)
SOFR
(2)
04/13/27
— (92) (92)
Barclays USD 19,000 SOFR
(2)
2.412%
(3)
04/18/27
— 283 283
Barclays USD 3,400 SOFR
(2)
2.436%
(3)
04/19/27
— 46 46
Barclays USD 18,700 2.535%
(3)
SOFR
(2)
04/19/27
— (168) (168)
Barclays USD 2,227 2.612%
(3)
SOFR
(2)
04/21/27
— (12) (12)
Barclays USD 4,774 2.673%
(3)
SOFR
(2)
04/22/27
— (13) (13)
Barclays USD 14,700 SOFR
(2)
2.543%
(3)
04/28/27
— 138 138
Barclays USD 2,381 2.536%
(3)
SOFR
(2)
04/29/27
— (23) (23)
Barclays USD 97,000 SOFR
(2)
1.850%
(3)
06/15/27
2,272 2,002 4,274
Barclays USD 836 SOFR
(2)
1.285%
(3)
12/23/31
— 97 97
Barclays USD 30,300 1.290%
(3)
SOFR
(2)
12/29/31
(6) (3,528) (3,534)
Barclays USD 17,100 1.539%
(3)
SOFR
(2)
01/10/32
— (1,625) (1,625)
Barclays USD 4,944 SOFR
(2)
1.796%
(3)
02/25/32
— 375 375
Barclays USD 8,491 SOFR
(2)
1.686%
(3)
03/02/32
— 724 724

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 741
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 29,400 SOFR
(2)
1.529%
(3)
03/03/32
— 2,918 2,918
Barclays USD 13,600 1.808%
(3)
SOFR
(2)
03/15/32
— (1,021) (1,021)
Barclays USD 13,900 1.952%
(3)
SOFR
(2)
03/16/32
— (872) (872)
Barclays USD 9,481 2.013%
(3)
SOFR
(2)
03/21/32
— (553) (553)
Barclays USD 17,100 1.992%
(3)
SOFR
(2)
03/22/32
— (1,021) (1,021)
Barclays USD 22,400 SOFR
(2)
2.060%
(3)
03/23/32
— 1,203 1,203
Barclays USD 14,500 SOFR
(2)
2.184%
(3)
03/24/32
— 623 623
Barclays USD 16,200 2.140%
(3)
SOFR
(2)
03/25/32
— (769) (769)
Barclays USD 6,624 SOFR
(2)
2.260%
(3)
03/30/32
— 246 246
Barclays USD 6,624 SOFR
(2)
2.266%
(3)
03/30/32
— 243 243
Barclays USD 7,498 SOFR
(2)
2.261%
(3)
03/30/32
— 273 273
Barclays USD 1,757 SOFR
(2)
2.116%
(3)
04/04/32
— 88 88
Barclays USD 4,696 SOFR
(2)
2.137%
(3)
04/05/32
— 224 224
Barclays USD 4,545 2.307%
(3)
SOFR
(2)
04/07/32
— (152) (152)
Barclays USD 16,000 SOFR
(2)
2.298%
(3)
04/07/32
— 549 549
Barclays USD 4,484 SOFR
(2)
2.383%
(3)
04/11/32
— 122 122
Barclays USD 796 SOFR
(2)
2.479%
(3)
04/12/32
— 15 15
Barclays USD 4,981 SOFR
(2)
2.495%
(3)
04/14/32
— 87 87
Barclays USD 1,820 2.451%
(3)
SOFR
(2)
04/18/32
— (39) (39)
Barclays USD 3,937 2.479%
(3)
SOFR
(2)
04/18/32
— (75) (75)
Barclays USD 28,800 2.448%
(3)
SOFR
(2)
04/18/32
— (628) (628)
Barclays USD 3,972 2.471%
(3)
SOFR
(2)
04/19/32
— (79) (79)
Barclays USD 98,900 SOFR
(2)
2.581%
(3)
04/19/32
— 1,017 1,017
Barclays USD 4,369 SOFR
(2)
2.617%
(3)
04/20/32
— 31 31
Barclays USD 4,893 SOFR
(2)
2.585%
(3)
04/20/32
— 49 49
Barclays USD 5,937 2.622%
(3)
SOFR
(2)
04/20/32
— (36) (36)
Barclays USD 1,481 SOFR
(2)
2.729%
(3)
04/21/32
— (4) (4)
Barclays USD 2,368 2.704%
(3)
SOFR
(2)
04/25/32
— — —
Barclays USD 3,257 2.613%
(3)
SOFR
(2)
04/25/32
— (26) (26)
Barclays USD 1,041 2.683%
(3)
SOFR
(2)
04/26/32
— (2) (2)
Barclays USD 2,061 SOFR
(2)
2.700%
(3)
04/26/32
— 1 1
Barclays USD 4,752 SOFR
(2)
2.689%
(3)
04/26/32
— 6 6
Barclays USD 966 2.552%
(3)
SOFR
(2)
04/27/32
— (13) (13)
Barclays USD 134 2.547%
(3)
SOFR
(2)
04/28/32
— (2) (2)
Barclays USD 17,500 1.950%
(3)
SOFR
(2)
06/15/32
(463) (735) (1,198)
Barclays USD 1,403 2.390%
(3)
3 Month LIBOR
(2)
09/26/39
— (55) (55)
Barclays USD 2,274 1.450%
(3)
SOFR
(2)
12/29/51
2 (474) (472)
Barclays USD 6,246 1.531%
(3)
SOFR
(2)
12/30/51
— (1,198) (1,198)
Barclays USD 1,097 SOFR
(2)
1.671%
(3)
01/07/52
— 87 87
Barclays USD 3,059 1.833%
(3)
SOFR
(2)
02/14/52
— (396) (396)
Barclays USD 3,571 2.060%
(3)
SOFR
(2)
03/23/52
— (299) (299)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
742 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,882 2.285%
(3)
SOFR
(2)
04/12/52
— (373) (373)
Barclays USD 3,922 SOFR
(2)
2.334%
(3)
04/13/52
— 113 113
Barclays USD 4,216 2.323%
(3)
SOFR
(2)
04/18/52
— (127) (127)
Barclays USD 31,000 2.433%
(3)
SOFR
(2)
04/19/52
— (264) (264)
Barclays USD 12,600 2.050%
(3)
SOFR
(2)
06/15/52
(195) (940) (1,135)
Barclays USD 5,398 3 Month LIBOR
(2)
2.275%
(3)
03/25/55
— 388 388
Barclays USD 17,700 SOFR
(2)
1.984%
(3)
03/24/57 — 1,025 1,025
Total Open Interest Rate Swap Contracts (å) 4,803 (1,524) 3,279
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial NV Morgan Stanley 1.365% EUR 250 (1.000%)
(2)
06/20/27
6 (2) 4
Total Open Corporate Issues - Purchase Protection Contracts 6 (2) 4
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 1.878% USD 843 5.000%
(2)
06/20/27
140 (14) 126
Anglo American PLC Morgan Stanley 1.546% EUR 95 5.000%
(2)
06/20/27
19 (1) 18
Arcelor Mittal Morgan Stanley 2.011% EUR 120 5.000%
(2)
06/20/27
22 (3) 19
Calpine Corp. Morgan Stanley 4.614% USD 393 5.000%
(2)
06/20/27
7 2 9
Cellnex Telecom, SA Goldman Sachs 2.613% EUR 100 5.000%
(2)
06/20/27
12 — 12
CenturyLink, Inc. Morgan Stanley 4.956% USD 500 1.000%
(2)
06/20/27
(76) (6) (82)
Cleveland-Cliffs, Inc. Morgan Stanley 2.672% USD 225 5.000%
(2)
06/20/27
23 2 25
CNH Industrial NV Morgan Stanley 1.365% EUR 250 1.000%
(2)
06/20/27
(6) 2 (4)
CNH Industrial NV Morgan Stanley 1.365% EUR 250 5.000%
(2)
06/20/27
48 1 49
CSC Holdings, LLC Morgan Stanley 5.409% USD 400 5.000%
(2)
06/20/27
4 (8) (4)
Dell, Inc. Morgan Stanley 1.443% USD 500 1.000%
(2)
06/20/27
(6) (4) (10)
Fiat Morgan Stanley 1.820% EUR 508 5.000%
(2)
06/20/27
97 (12) 85
Ford Motor Co. Morgan Stanley 2.937% USD 300 5.000%
(2)
06/20/27
34 (5) 29
General Motors Co. Morgan Stanley 2.082% USD 180 5.000%
(2)
06/20/27
27 (2) 25
H.J. Heinz Co. Morgan Stanley 0.962% USD 324 1.000%
(2)
06/20/27
2 (1) 1
HCA, Inc. Morgan Stanley 1.790% USD 506 5.000%
(2)
06/20/27
85 (8) 77
Iron Mountain Inc. Morgan Stanley 2.554% USD 329 5.000%
(2)
06/20/27
41 (3) 38

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 743
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
J Sainsbury PLC Morgan Stanley 1.136% EUR 100 1.000%
(2)
06/20/27
(1) — (1)
KB Home Morgan Stanley 3.326% USD 268 5.000%
(2)
06/20/27
34 (13) 21
Lennar Corp. Morgan Stanley 1.759% USD 793 5.000%
(2)
06/20/27
139 (16) 123
Navient Corp. Morgan Stanley 5.198% USD 150 5.000%
(2)
06/20/27
2 (2) —
Nordstrom, Inc. Morgan Stanley 3.730% USD 250 1.000%
(2)
06/20/27
(30) 1 (29)
NRG Energy, Inc. Morgan Stanley 2.995% USD 257 5.000%
(2)
06/20/27
28 (4) 24
Occidental Petroleum Corp. Morgan Stanley 1.668% USD 625 1.000%
(2)
06/20/27
(7) (11) (18)
OI European Group BV Goldman Sachs 4.289% EUR 176 5.000%
(2)
06/20/27
3 4 7
Renault Morgan Stanley 2.528% EUR 100 1.000%
(2)
06/20/25
(4) (1) (5)
Schaeffler AG Goldman Sachs 2.840% EUR 175 5.000%
(2)
06/20/27
26 (6) 20
Telecom Italia SpA Morgan Stanley 3.926% EUR 625 1.000%
(2)
06/20/27
(103) 17 (86)
Tenet Healthcare Corp. Morgan Stanley 3.262% USD 286 5.000%
(2)
06/20/27
24 (1) 23
The Goodyear Tire & Rubber Co. Morgan Stanley 4.546% USD 578 5.000%
(2)
06/20/27
23 (10) 13
Thyssenkrupp AG Morgan Stanley 3.343% EUR 550 1.000%
(2)
06/20/25
(26) (13) (39)
Toll Brothers Finance Corp. Morgan Stanley 2.090% USD 785 1.000%
(2)
06/20/27
(19) (19) (38)
U.S. Steel Corp. Morgan Stanley 3.884% USD 250 5.000%
(2)
06/20/27
13 — 13
Valeo SA Morgan Stanley 2.801% EUR 200 1.000%
(2)
06/20/27
(18) — (18)
Total Open Corporate Issues - Sell Protection Contracts 557 (134) 423
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 61,000 5.000%
(2)
06/20/27
2,800 (1,488) 1,312
Total Open Credit Indices - Sell Protection Contracts 2,800 (1,488) 1,312
Total Open Credit Default Swap Contracts (å) 3,363 (1,624) 1,739

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
744 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 67,616 $ —
$ —
$ 67,616 8.0
International Debt — 23,086 —
—
23,086 2.7
Mortgage-Backed Securities — 226,061 —
—
226,061 26.8
Non-US Bonds — 12,626 —
—
12,626 1.5
United States Government Treasuries — 5,871 —
—
5,871 0.7
Common Stocks
Consumer Discretionary 26,488 29,887 —
—
56,375 6.7
Consumer Staples 7,194 11,924 —
—
19,118 2.3
Energy 9,712 5,278 —
—
14,990 1.8
Financial Services 50,119 40,778 —
—
90,897 10.8
Health Care 15,407 18,531 —
—
33,938 4.0
Materials and Processing 34,017 22,701 —
—
56,718 6.7
Producer Durables 17,515 31,655 —
—
49,170 5.8
Technology 41,687 33,353 —
—
75,040 8.9
Utilities 13,518 14,189 —
—
27,707 3.3
Preferred Stocks 1,086 915 — — 2,001 0.2
Options Purchased 923 66,233 — — 67,156 8.0
Short-Term Investments — 59,811 — 120,864 180,675 21.4
Other Securities — — — 3,031 3,031 0.4
Total Investments 217,666 670,515 — 123,895 1,012,076 120.0
Other Assets and Liabilities, Net
(20.0)
100.0
Other Financial Instruments
Assets
Futures Contracts 10,051 — — — 10,051 1. 2
Foreign Currency Exchange Contracts — 7,466 — — 7,466 0. 9
Interest Rate Swap Contracts — 21,267 — — 21,267 2. 5
Credit Default Swap Contracts — 2,073 — — 2,073 0.2
A
Liabilities
Futures Contracts (30,120) — — — (30,120) (3. 6 )
Options Written (857) (26,235) — — (27,092) (3. 2 )
Foreign Currency Exchange Contracts — (3,512) — — (3,512) (0. 4 )
Interest Rate Swap Contracts — (17,988) — — (17,988) ( 2 . 1 )
Credit Default Swap Contracts — (334) — — (334) (—)*
Total Other Financial Instruments
**
$ (20,926) $ (17,263) $ — $ — $ (38,189)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 745
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
4,698
Austria ................................................................................................
1,406
Belgium ..............................................................................................
739
Bermuda .............................................................................................
831
Brazil ..................................................................................................
8,547
Burkina Faso .......................................................................................
247
Canada ................................................................................................
16,820
Cayman Islands ...................................................................................
2,012
Chile ...................................................................................................
1,831
China ..................................................................................................
32,316
Colombia .............................................................................................
173
Cyprus ................................................................................................
90
Denmark .............................................................................................
5,705
Finland ...............................................................................................
879
France .................................................................................................
18,577
Germany .............................................................................................
14,965
Greece ................................................................................................
837
Hong Kong ..........................................................................................
7,742
Hungary ..............................................................................................
399
India ...................................................................................................
8,641
Indonesia ............................................................................................
5,758
Ireland ................................................................................................
3,125
Italy ....................................................................................................
4,802
Japan ..................................................................................................
59,030
Kazakhstan .........................................................................................
1,286
Kyrgyzstan ..........................................................................................
690
Luxembourg ........................................................................................
789
Macao .................................................................................................
782
Malaysia ..............................................................................................
1,068
Mexico ................................................................................................
2,695
Monaco ...............................................................................................
171
Mongolia .............................................................................................
1,471
Netherlands ........................................................................................
6,273
New Zealand .......................................................................................
181
Norway ................................................................................................
820
Peru ....................................................................................................
425
Philippines ..........................................................................................
115
Poland .................................................................................................
876
Portugal ..............................................................................................
91
Puerto Rico .........................................................................................
665
Singapore ............................................................................................
2,707
South Africa ........................................................................................
2,870
South Korea ........................................................................................
13,356
Spain ...................................................................................................
2,938

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
746 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Sweden ................................................................................................
6,166
Switzerland .........................................................................................
7,822
Taiwan .................................................................................................
8,987
Thailand ..............................................................................................
2,845
Turkey .................................................................................................
789
Ukraine ...............................................................................................
556
United Kingdom ..................................................................................
31,658
United States .......................................................................................
712,814
Total Investments ....................................................................
1,012,076

Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 747
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ — $ 67,15 6
Unrealized appreciation on foreign currency exchange contracts — — 7,46 6 —
Variation margin on futures contracts** 5,872 — — 4,179
Interest rate swap contracts, at fair value — — — 21,267
Credit default swap contracts, at fair value — 2,07 3 — —
Total
$ 5,872 $ 2,07 3 $ 7,46 6 $ 92,60 2
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 8,030 $ — $ — $ 22,090
Unrealized depreciation on foreign currency exchange contracts — — 3,512 —
Options written, at fair value — — — 27,092
Interest rate swap contracts, at fair value — — — 17,98 8
Credit default swap contracts, at fair value — 334 — —
Total
$ 8,030 $ 334 $ 3,512 $ 67,1 70
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 2,343 $ — $ — $ (432)
Futures contracts 12,798 — — (16,679)
Options written — — — (8,446)
Interest rate swap contracts — — — 22,517
Credit default swap contracts — 723 — —
Foreign currency exchange contracts — — 8,748 —
Total
$ 15,141 $ 723 $ 8,748 $ (3,040)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (2,455) $ — $ — $ 5,986
Futures contracts (6,185) — — (10,533)
Options written — — — 1,192
Total return swap contracts — — — 5
Interest rate swap contracts — — — (16,18 3 )
Credit default swap contracts — (1,67 9 ) — —
Foreign currency exchange contracts — — 1,711 —
Total
$ (8,640) $ (1,67 9 ) $ 1,711 $ (19,53 3 )
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
748 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 67,156 $ — $ 67,156
Securities on Loan* Investments, at fair value 2,747 — 2,747
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 7,466 — 7,466
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 21,267 — 21,267
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,073 — 2,073
Total Financial and Derivative Assets
100,709 — 100,709
Financial and Derivative Assets not subject to a netting agreement
(23,302) — (23,302)
Total Financial and Derivative Assets subject to a netting agreement
$ 77,407 $ — $ 77,407
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 28,595 $ 1,815 $ 229 $ 26,551
Bank of Montreal
259 — 259 —
Bank of New York
15 15 — —
Barclays
1,691 358 1,333 —
Citigroup
8,922 3,718 322 4,882
Commonwealth Bank of Australia
162 11 — 151
Goldman Sachs
24,829 17,754 3,551 3,524
HSBC
2,104 1,189 87 828
JPMorgan Chase
7,189 3,741 3,448 —
Northern Trust
1 — — 1
Royal Bank of Canada
993 9 130 854
State Street
866 48 — 818
Toronto Dominion Bank
828 — — 828
UBS
739 1 — 738
Wells Fargo
214 — 214 —
Total
$ 77,407 $ 28,659 $ 9,573 $ 39,175

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 749
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,512 $ — $ 3,512
Options Written Contracts Options written, at fair value 27,092 — 27,092
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 17,988 — 17,988
Credit Default Swap Contracts Credit default swap contracts, at fair value 334 — 334
Total Financial and Derivative Liabilities
48,926 — 48,926
Financial and Derivative Liabilities not subject to a netting agreement
(18,322) — (18,322)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 30,604 $ — $ 30,604
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,820 $ 1,815 $ — $ 5
Bank of New York 1,150 15 — 1,135
Barclays 358 358 — —
Citigroup 3,916 3,718 198 —
Commonwealth Bank of Australia 11 11 — —
Goldman Sachs 17,754 17,754 — —
HSBC 1,189 1,189 — —
JPMorgan Chase 3,749 3,741 — 8
Royal Bank of Canada 608 9 — 599
State Street 48 48 — —
UBS 1 1 — —
Total
$ 30,604 $ 28,659 $ 198 $ 1,747
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
750 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,023,589
Investments, at fair value(*)(>) ......................................................................................................................................................
1,012,076
Foreign currency holdings(^) ......................................................................................................................................................... 2,115
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 7,466
Receivables:
Dividends and interest ....................................................................................................................................................... 5,636
Dividends from affiliated funds .......................................................................................................................................... 33
Investments sold ................................................................................................................................................................ 366,097
Fund shares sold ................................................................................................................................................................ 606
From broker(a)(b) ............................................................................................................................................................... 60,502
Variation margin on futures contracts ................................................................................................................................. 362
Prepaid expenses ........................................................................................................................................................................... 13
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 21,267
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,073
Total assets .................................................................................................................................................
1,478,246
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 375
Due to broker (c)(d)(e)(f) .................................................................................................................................................... 25,505
Investments purchased ...................................................................................................................................................... 534,709
Fund shares redeemed ....................................................................................................................................................... 910
Accrued fees to affiliates .................................................................................................................................................... 577
Other accrued expenses ..................................................................................................................................................... 361
Variation margin on futures contracts ................................................................................................................................. 20,410
Deferred capital gains tax liability ..................................................................................................................................... 93
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,512
Options written, at fair value(x) ...................................................................................................................................................... 27,092
Payable upon return of securities loaned ....................................................................................................................................... 3,031
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 17,988
Credit default swap contracts, at fair value(+) ................................................................................................................................ 334
Total liabilities .............................................................................................................................................
634,897
Net Assets ............................................................................................................................................................
$ 843,349

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 751
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (22,42 7 )
Shares of beneficial interest ...........................................................................................................................................................
87 3
Additional paid-in capital ..............................................................................................................................................................
864,90 3
Net Assets ............................................................................................................................................................
$ 843,349
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.64
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 10.2 3
Class A — Net assets ............................................................................................................................................................. $ 2,112,805
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 219,061
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.49
Class C — Net assets ............................................................................................................................................................. $ 599,758
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 63,224
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.67
Class M — Net assets ............................................................................................................................................................ $ 146,326,593
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 15,132,217
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.66
Class S — Net assets ............................................................................................................................................................. $ 561,687,597
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 58,168,251
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.68
Class Y — Net assets ............................................................................................................................................................. $ 132,622,661
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 13,699,099
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,165
(x)     Premiums received on options written $ 23,754
(*)     Securities on loan included in investments $ 2,747
(+)     Credit default swap contracts - premiums paid (received) $ 3,363
(•)     Interest rate swap contracts - premiums paid (received) $ 4,803
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 123,895
(a)     Receivable from Broker for Futures $ 55,177
(b)     Receivable from Broker for Swaps $ 5,325
(c)     Due to Broker for Futures $ 675
(d)     Due to Broker for Swaps $ 13,117
(e)     Due to Broker for Forwards $ 22
(f)      Due to Broker for Options $ 11,691
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
752 Multi-Asset Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,661
Dividends from affiliated funds ......................................................................................................................................... 70
Interest .............................................................................................................................................................................. 2,452
Swap contract income ....................................................................................................................................................... 11
Securities lending income (net) ......................................................................................................................................... 20
Total investment income ...............................................................................................................................................................
7,214
Expenses
Advisory fees .................................................................................................................................................................... 3,960
Administrative fees ........................................................................................................................................................... 224
Custodian fees ................................................................................................................................................................... 273
Distribution fees - Class A ................................................................................................................................................ 2
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 2
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 158
Transfer agent fees - Class S ............................................................................................................................................. 624
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 108
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ...................................................................................................................................................................... 58
Miscellaneous ................................................................................................................................................................... 20
Expenses before reductions .............................................................................................................................................. 5,5 1 0
Expense reductions ........................................................................................................................................................... (1,40 8 )
Net expenses .................................................................................................................................................................................
4,102
Net investment income (loss) ........................................................................................................................................................
3,112
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $23 ) ...................................................................................................... 10,443
Investments in affiliated funds .......................................................................................................................................... (15)
Futures contracts .............................................................................................................................................................. (3,881)
Options written ................................................................................................................................................................. (8,446)
Foreign currency exchange contracts ................................................................................................................................ 8,748
Interest rate swap contracts ............................................................................................................................................... 22,517
Credit default swap contracts ............................................................................................................................................ 723
Foreign currency-related transactions ............................................................................................................................... (53)
Net realized gain (loss) ..................................................................................................................................................................
30,036
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $1 5 ) ................................................................ (91,491)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (16,718)
Options written ................................................................................................................................................................. 1,192
Foreign currency exchange contracts ................................................................................................................................ 1,711
Total return swap contracts ............................................................................................................................................... 5
Interest rate swap contracts ............................................................................................................................................... (16,183)
Credit default swap contracts ............................................................................................................................................ (1,679)
Foreign currency-related transactions ............................................................................................................................... (633)

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 753
Statement of Operations , continued — For the Period Ended April 30, 2022
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (123,798)
Net realized and unrealized gain (loss) ......................................................................................................................................... (93,762)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (90,650)

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
754 Multi-Asset Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,112 $ 4,790
Net realized gain (loss) ...................................................................................................................... 30,036 156,423
Net change in unrealized appreciation (depreciation) ....................................................................... (123,798) 91,794
Net increase (decrease) in net assets from operations ............................................................................. (90,650) 253,007
Distributions
To shareholders
Class A .......................................................................................................................................... (109) (6)
Class C .......................................................................................................................................... (30) (—)
**
Class M ......................................................................................................................................... (9,403) (1,188)
Class S ........................................................................................................................................... (37,170) (3,882)
Class Y .......................................................................................................................................... (8,935) (546)
Net decrease in net assets from distributions .......................................................................................... (55,647) (5,622)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 11,893 (735,792)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(134,404) (488,407)
Net Assets
Beginning of period .................................................................................................................................
977,753 1,466,160
End of period ..........................................................................................................................................
$ 843,349 $ 977,753

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 755
** Less than $500.
*** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 45 $ 456 101 $ 1,092
Proceeds from reinvestment of distributions 10 109
— ***
6
Payments for shares redeemed (11) (122) (101) (1,105)
Net increase (decrease)
44 443 ( — )
***
(7)
Class C
Proceeds from shares sold 44 478 5 51
Proceeds from reinvestment of distributions 3 30
— *** — **
Payments for shares redeemed (8) (85) (11) (117)
Net increase (decrease)
39 423 (6) (66)
Class M
Proceeds from shares sold 1,011 10,703 10,915 116,340
Proceeds from reinvestment of distributions 895 9,402 108 1,188
Payments for shares redeemed (1,318) (13,849) (14,976) (165,840)
Net increase (decrease)
588 6,256 (3,953) (48,312)
Class S
Proceeds from shares sold 3,214 34,172 9,250 100,514
Proceeds from reinvestment of distributions 3,537 37,094 351 3,867
Payments for shares redeemed (6,502) (67,886) (75,285) (816,582)
Net increase (decrease)
249 3,380 (65,684) (712,201)
Class Y
Proceeds from shares sold 144 1,585 3,739 41,757
Proceeds from reinvestment of distributions 850 8,935 49 546
Payments for shares redeemed (884) (9,129) (1,570) (17,509)
Net increase (decrease)
110 1,391 2,218 24,794
Total increase (decrease)
1,030 $ 11,893 (67,425) $ (735,792)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
756 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2022* 11.32 .02 (1.07) (1.05) (.09) (.54) —
October 31, 2021 9.54 —(f) 1.81 1.81 (.03) — —
October 31, 2020 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019 10.07 .17 .30 .47 (.16) (.05) —
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08) —
October 31, 2017(5) 10.48 .02 .09 .11 — — —
Class C
April 30, 2022* 11.16 (.01) (1.05) (1.06) ( .07) (.54) —
October 31, 2021 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019 10.05 .10 .28 .38 (.08) (.05) —
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08) —
October 31, 2017(5) 10.48 .01 .09 .10 — — —
Class M
April 30, 2022* 11.34 .04 (1.06) (1.02) (.11) (.54) —
October 31, 2021 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019 10.06 .22 .27 .49 (.19) (.05) —
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08) —
October 31, 2017(3) 10.08 .12 .39 .51 (.02) — —
Class S
April 30, 2022* 11.33 .03 (1.06) (1.03) (.10) (.54) —
October 31, 2021 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019 10.05 .20 .29 .49 (.18) (.05) —
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08) —
October 31, 2017(2) 10.00 .10 .49 .59 (.02) — —
Class Y
April 30, 2022* 11.36 .04 (1.07) (1.03) (.11) (.54) —
October 31, 2021 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019 10.06 .22 .29 .51 (.20) (.05) —
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08) —
October 31, 2017(4) 10.44 .04 .12 .16 (.02) — —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 757
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.63) 9.64 (9.63) 2,113 1.46 1.18 .33 91
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1 .18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.61) 9.49 (9.94) 600 2.22 1.93 (.23) 91
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.65) 9.67 (9.46) 146,326 1.21 .83 .73 91
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.24) 10.31 4 .97 236,943 1.22 .84 2.16 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.02 ) 10.57 5.11 43,713 1.35 .91 1.80 85
(.64) 9.66 (9.51) 561,687 1.21 .93 .62 91
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1 .21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.65) 9.68 (9.39) 132,623 1.02 .73 .81 91
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
758 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 422,009
Administration fees 35,270
Distribution fees 787
Shareholder servicing fees 128
Transfer agent fees 111,522
Trustee fees 7,715
$ 577,431
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 4,969 $ 23,663 $ 25,601 $ — $ — $ 3,031 $ — $ —
U.S. Cash Management Fund 118,910 1,126,460 1,124,489 (15) (2) 120,864 70 —
$ 123,879 $ 1,150,123 $ 1,150,090 $ (15) $ (2) $ 123,895 $ 70 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,052,393,775 $ 92,078,705 $ (147,269,736) $ (55,191,031)

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Multifactor U.S. Equity Fund 759
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 911.20 $ 1,020.83
Expenses Paid During Period* $ 3.79 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 907.70 $ 1,017.11
Expenses Paid During Period* $ 7.33 $ 7.75
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 913.40 $ 1,022.81
Expenses Paid During Period* $ 1.90 $ 2.01
* Expenses are equal to the Fund's annualized ex pense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
760 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 912.90 $ 1,022.91
Expenses Paid During Period* $ 1.80 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 912.60 $ 1,022.07
Expenses Paid During Period* $ 2.61 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 912.90 $ 1,023.06
Expenses Paid During Period* $ 1.66 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 761
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.9%
Consumer Discretionary - 13.2%
Advance Auto Parts, Inc. 1,621 324
Amazon.com, Inc. (Æ) 6,370 15,834
Amerco, Inc. 386 207
AutoNation, Inc. (Æ) 4,615 535
AutoZone, Inc. (Æ) 433 847
Bath & Body Works, Inc. (Æ) 16,718 884
Best Buy Co., Inc. 11,923 1,072
BorgWarner, Inc. 9,156 337
Boyd Gaming Corp. 4,914 298
Brunswick Corp. 4,836 366
Cable One, Inc. 114 133
Capri Holdings, Ltd. (Æ) 12,151 580
CarMax, Inc. (Æ) 4,504 386
Charter Communications, Inc. Class A (Æ) 431 185
Comcast Corp. Class A 80,187 3,188
Costco Wholesale Corp. 5,346 2,843
Dick's Sporting Goods, Inc. 5,714 551
Discovery Communications LLC (Æ) 45,983 835
DISH Network Corp. Class A (Æ) 9,840 281
Dollar General Corp. 1,613 383
Dollar Tree, Inc. (Æ) 7,080 1,150
DR Horton, Inc. 22,760 1,584
eBay, Inc. 26,123 1,356
FactSet Research Systems, Inc. 622 251
Five Below, Inc. (Æ) 960 151
Floor & Decor Holdings, Inc. Class A (Æ) 1,270 101
Foot Locker, Inc. 8,241 242
Ford Motor Co. 109,812 1,555
Fortune Brands Home & Security, Inc. 2,644 188
Fox Corp. Class A 21,070 755
Gap, Inc. (The) 18,270 227
Garmin, Ltd. 5,059 555
General Motors Co. (Æ) 33,970 1,288
Genuine Parts Co. 6,902 898
Grand Canyon Education, Inc. (Æ) 3,605 346
H&R Block, Inc. 9,023 235
Hanesbrands, Inc. 6,916 92
Harley-Davidson, Inc. 9,061 330
Home Depot, Inc. (The) 12,345 3,708
Interpublic Group of Cos., Inc. (The) 26,751 873
Kohl's Corp. 10,593 613
Lear Corp. 3,069 393
Leggett & Platt, Inc. 3,991 142
Lennar Corp. Class A 14,424 1,103
Liberty Media Corp. Class C (Æ) 8,296 347
Liberty Media Corp.-Liberty Formula One
Class C (Æ) 2,462 153
Lithia Motors, Inc. Class A 2,165 613
Live Nation Entertainment, Inc. (Æ) 2,282 239
LKQ Corp. 21,031 1,044
Lowe's Cos., Inc. 5,767 1,140
Lululemon Athletica, Inc. (Æ) 1,003 356
McDonald's Corp. 5,820 1,450
MGM Resorts International 5,885 242
Mohawk Industries, Inc. (Æ) 3,982 562
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Netflix, Inc. (Æ) 4,330 824
New York Times Co. (The) Class A 7,004 268
Newell Rubbermaid, Inc. 21,232 492
News Corp. Class A 19,454 386
Nexstar Media Group, Inc. Class A 2,782 441
Nielsen Holdings PLC 12,984 348
Nike, Inc. Class B 8,344 1,040
Norton LifeLock Inc. (Æ) 9,751 244
nVent Electric PLC 6,878 232
NVR, Inc. (Æ) 187 818
Ollie's Bargain Outlet Holdings, Inc. (Æ) 1,828 88
Omnicom Group, Inc. 10,917 831
O'Reilly Automotive, Inc. (Æ) 1,456 883
Paramount Global Class B 26,800 780
Penn National Gaming, Inc. (Æ) 3,168 116
Penske Automotive Group, Inc. 2,891 303
Petco Health & Wellness Co., Inc. (Æ)(Ñ) 11,474 221
Polaris, Inc. 2,638 250
Pool Corp. 1,538 623
PulteGroup, Inc. 14,463 604
PVH Corp. 4,433 323
Qurate Retail, Inc. Class A 30,739 129
Ralph Lauren Corp. Class A 1,281 134
Restoration Hardware (Æ) 314 106
Ross Stores, Inc. 4,722 471
Sensata Technologies Holding PLC 5,184 235
Service Corp. International 4,005 263
Sirius XM Holdings, Inc. (Ñ) 26,571 159
Skechers USA, Inc. Class A (Æ) 3,389 130
Starbucks Corp. 4,921 367
Tapestry, Inc. 20,107 662
Target Corp. 6,692 1,530
Tempur Sealy International, Inc. 15,529 421
Tesla, Inc. (Æ) 11,853 10,321
TJX Cos., Inc. (The) 5,204 319
Toll Brothers, Inc. 7,846 364
Tractor Supply Co. 3,343 673
Ulta Salon Cosmetics & Fragrance, Inc. (Æ) 1,714 680
Under Armour, Inc. Class A (Æ) 7,667 118
VF Corp. 3,026 157
Victoria's Secret & Co. (Æ) 7,211 340
Walmart, Inc. 10,187 1,559
Walt Disney Co. (The) (Æ) 10,419 1,163
Whirlpool Corp. 2,971 539
Williams-Sonoma, Inc. 5,799 757
YETI Holdings, Inc. (Æ) 2,278 111
Yum China Holdings, Inc. 10,049 420
Yum! Brands, Inc. 3,458 405
86,999
Consumer Staples - 5.5%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 205
Altria Group, Inc. 8,114 451
Archer-Daniels-Midland Co. 28,134 2,520
Boston Beer Co., Inc. Class A (Æ) 442 166
Brown-Forman Corp. Class B
-
ADR 2,082 140

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
762 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bunge, Ltd. 10,820 1,224
Campbell Soup Co. 12,232 578
Casey's General Stores, Inc. 2,908 585
Church & Dwight Co., Inc. 6,005 586
Clorox Co. (The) 1,775 255
Coca-Cola Co. (The) 27,943 1,805
Colgate-Palmolive Co. 3,818 294
ConAgra Foods, Inc. 15,379 537
CVS Health Corp. 40,159 3,860
Estee Lauder Cos., Inc. (The) Class A 3,751 990
Flowers Foods, Inc. 15,734 417
General Mills, Inc. 24,015 1,699
Herbalife Nutrition, Ltd. (Æ) 7,258 193
Hershey Co. (The) 4,142 935
Hormel Foods Corp. 5,138 269
Ingredion, Inc. 5,002 426
JM Smucker Co. (The) 8,169 1,119
Kellogg Co. 4,248 291
Keurig Dr Pepper, Inc. 2,126 80
Kimberly-Clark Corp. 2,386 331
Kraft Heinz Foods Co. 33,001 1,407
Kroger Co. (The) 39,056 2,107
McCormick & Co., Inc. 3,152 317
Molson Coors Beverage Co. Class B 7,021 380
Mondelez International, Inc. Class A 8,681 560
Monster Beverage Corp. (Æ) 5,520 473
PepsiCo, Inc. 14,143 2,428
Philip Morris International, Inc. 8,020 802
Pilgrim's Pride Corp. (Æ) 5,757 163
Procter & Gamble Co. (The) 28,745 4,616
Reynolds Consumer Products, Inc. 3,726 110
Tyson Foods, Inc. Class A 16,499 1,537
Walgreens Boots Alliance, Inc. 27,967 1,186
36,042
Energy - 4.7%
Cabot Oil & Gas Corp. 9,687 279
Chevron Corp. 44,141 6,917
Continental Resources, Inc. 6,163 342
Devon Energy Corp. 33,610 1,955
Diamondback Energy, Inc. 7,623 962
EOG Resources, Inc. 23,999 2,802
Exxon Mobil Corp. 77,373 6,596
Hippo Holdings, Inc. 4,808 183
Kinder Morgan, Inc. 66,010 1,198
Marathon Oil Corp. 44,798 1,116
Marathon Petroleum Corp. 24,966 2,179
Occidental Petroleum Corp. 5,685 313
ONEOK, Inc. 19,746 1,251
Phillips 66 14,185 1,231
Pioneer Natural Resources Co. 3,936 915
Targa Resources Corp. 7,443 546
Texas Pacific Land Corp. 154 210
Valero Energy Corp. 16,570 1,847
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 4,603 337
31,179
Financial Services - 15.1%
Affiliated Managers Group, Inc. 1,040 131
Aflac, Inc. 26,934 1,543
Air Lease Corp. Class A 2,197 88
Alleghany Corp. (Æ) 146 122
Alliance Data Systems Corp. 4,523 248
Allstate Corp. (The) 9,523 1,205
Ally Financial, Inc. 10,268 410
American Express Co. 8,050 1,406
American Financial Group, Inc. 3,039 421
American Homes 4 Rent Class A (ö) 2,701 107
American International Group, Inc. 20,015 1,171
American Tower Corp. (ö) 3,799 916
Ameriprise Financial, Inc. 2,190 581
Annaly Capital Management, Inc. (ö) 14,181 91
Aon PLC Class A 1,770 510
Apollo Global Management, Inc. 5,784 288
Arch Capital Group, Ltd. (Æ) 17,234 787
Arthur J Gallagher & Co. 2,918 492
Assurant, Inc. 550 100
AXA Equitable Holdings 12,709 366
Bank of America Corp. 121,828 4,347
Bank of New York Mellon Corp. (The) 26,232 1,103
Bank OZK 2,969 114
Berkshire Hathaway, Inc. Class B (Æ) 26,924 8,692
BlackRock, Inc. Class A 1,352 845
Blackstone Group, Inc. (The) Class A 5,257 534
Brighthouse Financial, Inc. (Æ) 2,736 141
Brown & Brown, Inc. 9,698 601
Camden Property Trust (ö) 1,169 183
Capital One Financial Corp. 9,877 1,231
Carlyle Group, LP 5,168 188
Cboe Global Markets, Inc. 4,037 456
CBRE Group, Inc. Class A 15,686 1,303
Charles Schwab Corp. (The) 16,019 1,063
Chubb, Ltd. 11,384 2,350
Cincinnati Financial Corp. 3,637 446
Citigroup, Inc. 23,918 1,153
Citizens Financial Group, Inc. 11,376 448
CME Group, Inc. Class A 620 136
Comerica, Inc. 5,232 429
Commerce Bancshares, Inc. 2,613 179
Crown Castle International Corp. (ö) 1,491 276
CubeSmart (ö) 3,425 163
Cullen/Frost Bankers, Inc. 1,620 214
Digital Realty Trust, Inc. (ö) 3,236 473
Discover Financial Services 7,067 795
Duke Realty Corp. (ö) 3,943 216
East West Bancorp, Inc. 7,379 526
Equinix, Inc. (Æ)(ö) 330 237
Equity LifeStyle Properties, Inc. Class A (ö) 2,899 224
Equity Residential (ö) 5,290 431
Essex Property Trust, Inc. (ö) 1,179 388
Evercore, Inc. Class A 1,168 124

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 763
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Everest Re Group, Ltd. 1,128 310
Extra Space Storage, Inc. (ö) 2,488 473
Federal Realty Investment Trust (Æ) 1,116 131
Fidelity National Financial, Inc. 14,672 584
Fifth Third Bancorp 24,982 938
First American Financial Corp. 5,419 316
First Citizens BancShares, Inc. Class A 186 119
First Horizon National Corp. 8,099 181
First Industrial Realty Trust, Inc. (ö) 2,309 134
Franklin Resources, Inc. 11,586 285
Globe Life, Inc. (Æ) 2,404 236
Goldman Sachs Group, Inc. (The) 6,310 1,928
Hartford Financial Services Group, Inc. 13,339 933
Huntington Bancshares, Inc. 23,297 306
Interactive Brokers Group, Inc. Class A 2,125 127
Intercontinental Exchange, Inc. 5,684 658
Invesco, Ltd. 14,821 272
Invitation Homes, Inc. (ö) 7,460 297
Janus Henderson Group PLC 3,858 118
Jefferies Financial Group, Inc. (Æ) 5,383 166
Jones Lang LaSalle, Inc. (Æ) 3,379 739
JPMorgan Chase & Co. 44,882 5,357
KeyCorp 35,131 678
Kimco Realty Corp. (ö) 21,841 553
KKR & Co., Inc. Class A 10,282 524
Lazard, Ltd. Class A 2,386 78
Life Storage, Inc. (Æ)(ö) 1,931 256
Lincoln National Corp. 5,679 342
Loews Corp. 7,792 490
LPL Financial Holdings, Inc. 2,218 417
M&T Bank Corp. 3,636 606
Markel Corp. (Æ) 120 162
Marsh & McLennan Cos., Inc. 4,872 788
MasterCard, Inc. Class A 7,150 2,598
MetLife, Inc. 24,557 1,613
MGIC Investment Corp. 15,038 196
Mid-America Apartment Communities,
Inc. (ö) 1,928 379
Morgan Stanley 26,808 2,160
Nasdaq, Inc. 2,038 321
New York Community Bancorp, Inc. 22,237 205
Northern Trust Corp. 7,725 796
Old Republic International Corp. 12,349 272
OneMain Holdings, Inc. (Æ) 2,166 99
PacWest Bancorp 3,048 100
Pinnacle Financial Partners, Inc. 1,658 129
PNC Financial Services Group, Inc. (The) 6,727 1,117
Popular, Inc. 2,169 169
Primerica, Inc. 1,046 136
Principal Financial Group, Inc. 14,875 1,014
Progressive Corp. (The) 15,680 1,683
Prologis, Inc. (ö) 6,795 1,089
Prudential Financial, Inc. 12,854 1,395
Public Storage (ö) 1,989 739
Raymond James Financial, Inc. 10,248 999
Realty Income Corp. (ö) 2,243 156
Regency Centers Corp. (ö) 2,272 156
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regions Financial Corp. 40,411 837
Rexford Industrial Realty, Inc. (ö) 3,150 246
SEI Investments Co. 2,431 135
Signature Bank 671 163
Simon Property Group, LP (ö) 5,062 597
State Street Corp. 12,831 859
Stifel Financial Corp. 2,356 146
Sun Communities, Inc. (ö) 1,756 308
SVB Financial Group (Æ) 1,453 709
Synchrony Financial 19,434 715
Synovus Financial Corp. 5,831 242
T. Rowe Price Group, Inc. 4,745 584
Tradeweb Markets, Inc. Class A 2,265 161
Travelers Cos., Inc. (The) 7,297 1,248
Truist Financial Corp. 31,078 1,503
UDR, Inc. (ö) 3,371 179
Unum Group 5,523 169
Upstart Holdings, Inc. (Æ)(Ñ) 1,472 110
US Bancorp 31,553 1,532
VICI Properties, Inc. (ö) 20,434 609
Visa, Inc. Class A 17,132 3,651
Voya Financial, Inc. 1,947 123
Wells Fargo & Co. 59,209 2,583
Western Alliance Bancorp 3,310 252
Western Union Co. (The) 28,594 479
Weyerhaeuser Co. (ö) 37,409 1,542
Willis Towers Watson PLC (Æ) 3,104 667
Wintrust Financial Corp. 1,435 125
WP Carey, Inc. (ö) 1,744 141
WR Berkley Corp. 9,250 615
Zions Bancorp NA 4,584 259
99,504
Health Care - 11.6%
10x Genomics, Inc. Class A (Æ) 1,581 76
Abbott Laboratories 20,229 2,296
AbbVie, Inc. 17,118 2,514
Abiomed, Inc. (Æ) 505 145
Agilent Technologies, Inc. 5,638 672
Align Technology, Inc. (Æ) 1,330 386
AmerisourceBergen Corp. Class A 5,142 778
Amgen, Inc. 3,994 931
Anthem, Inc. (Æ) 7,767 3,898
Avantor, Inc. (Æ) 9,659 308
Baxter International, Inc. 6,077 432
Becton Dickinson and Co. 1,507 373
Biogen, Inc. (Æ) 6,260 1,299
Bio-Rad Laboratories, Inc. Class A (Æ) 974 499
Boston Scientific Corp. (Æ) 13,204 556
Bristol-Myers Squibb Co. 6,655 501
Bruker Corp. 2,468 142
Cardinal Health, Inc. 13,463 782
Centene Corp. (Æ) 18,707 1,507
Cerner Corp. 7,545 707
Chemed Corp. 436 214
Cigna Corp. 9,848 2,430
Cooper Cos., Inc. (The) 984 355

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
764 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DaVita HealthCare Partners, Inc. (Æ) 4,371 474
Dentsply Sirona, Inc. 5,228 209
DexCom, Inc. (Æ) 942 385
Edwards Lifesciences Corp. (Æ) 9,008 953
Eli Lilly & Co. 8,697 2,541
Embecta Corp. (Æ) 301 9
Encompass Health Corp. (Æ) 3,577 246
Envista Holdings Corp. (Æ) 7,324 290
Exelixis, Inc. (Æ) 15,607 349
Gilead Sciences, Inc. 32,791 1,946
Globus Medical, Inc. Class A (Æ) 3,559 236
HCA Healthcare, Inc. 3,218 690
Henry Schein, Inc. (Æ) 10,420 845
Hologic, Inc. (Æ) 11,514 829
Horizon Therapeutics PLC (Æ) 4,496 443
Humana, Inc. 4,107 1,826
ICU Medical, Inc. (Æ) 397 85
IDEXX Laboratories, Inc. (Æ) 616 265
Illumina, Inc. (Æ) 1,336 396
Incyte Corp. (Æ) 1,886 141
Intuitive Surgical, Inc. (Æ) 3,579 856
IQVIA, Inc. (Æ) 2,686 586
Jazz Pharmaceuticals PLC (Æ) 1,492 239
Johnson & Johnson 35,715 6,444
Laboratory Corp. of America Holdings 5,604 1,347
Masimo Corp. (Æ) 881 100
McKesson Corp. 3,367 1,042
Medtronic PLC 4,750 496
Merck & Co., Inc. 21,009 1,863
Moderna, Inc. (Æ) 2,523 339
Molina Healthcare, Inc. (Æ) 1,536 481
PerkinElmer, Inc. 3,298 484
Pfizer, Inc. 117,318 5,757
Premier, Inc. Class A 3,698 134
Qiagen NV (Æ) 2,880 131
Quest Diagnostics, Inc. 7,243 969
Quidel Corp. (Æ) 1,061 107
Regeneron Pharmaceuticals, Inc. (Æ) 3,441 2,268
Repligen Corp. (Æ) 1,066 168
ResMed, Inc. 3,447 689
STERIS PLC 1,306 293
Stryker Corp. 3,773 910
Syneos Health, Inc. Class A (Æ) 3,736 273
Teleflex, Inc. 803 229
Thermo Fisher Scientific, Inc. 4,498 2,487
United Therapeutics Corp. (Æ) 3,175 564
UnitedHealth Group, Inc. 14,687 7,468
Universal Health Services, Inc. Class B 5,556 681
Veeva Systems, Inc. Class A (Æ) 2,793 508
Vertex Pharmaceuticals, Inc. (Æ) 1,873 512
Viatris, Inc. 58,096 600
West Pharmaceutical Services, Inc. 2,824 890
Zimmer Biomet Holdings, Inc. 3,993 482
Zinvie, Inc. (Æ) 399 9
Zoetis, Inc. Class A 6,818 1,208
76,573
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 5.1%
Acuity Brands, Inc. 3,214 554
Air Products & Chemicals, Inc. 1,400 328
Albemarle Corp. 3,011 581
Alcoa Corp. 7,570 513
Amcor PLC 48,889 580
AptarGroup, Inc. 2,425 278
Berry Plastics Group, Inc. (Æ) 6,333 357
Builders FirstSource, Inc. (Æ) 16,187 997
Carrier Global Corp. 13,938 533
Celanese Corp. Class A 5,004 735
CF Industries Holdings, Inc. 7,788 754
Chemours Co. (The) 10,639 352
Cleveland-Cliffs, Inc. (Æ) 8,398 214
Copart, Inc. (Æ) 7,521 855
Crown Holdings, Inc. 2,458 270
Dow, Inc. 26,371 1,754
DowDuPont, Inc. 18,439 1,216
Eagle Materials, Inc. 2,168 267
Eastman Chemical Co. 6,319 649
Ecolab, Inc. 1,904 322
Element Solutions, Inc. (Æ) 6,819 141
Fastenal Co. 13,684 757
FMC Corp. 1,833 243
Freeport-McMoRan, Inc. 17,723 719
Graphic Packaging Holding Co. 11,124 243
Huntsman Corp. 13,564 459
International Flavors & Fragrances, Inc. 1,489 181
International Paper Co. 19,964 924
ITT, Inc. 1,974 139
Louisiana-Pacific Corp. 8,941 577
LyondellBasell Industries Class A 11,359 1,204
Martin Marietta Materials, Inc. 664 235
Masco Corp. 6,378 336
Mosaic Co. (The) 16,842 1,051
NewMarket Corp. 220 71
Newmont Corp. 22,578 1,645
Nucor Corp. 15,670 2,424
Olin Corp. 7,302 419
Owens Corning 5,540 504
Packaging Corp. of America 6,730 1,085
PPG Industries, Inc. 2,028 260
Reliance Steel & Aluminum Co. 4,558 904
RPM International, Inc. 1,878 156
Sealed Air Corp. 6,555 421
Sherwin-Williams Co. (The) 3,918 1,077
Silgan Holdings, Inc. 1,496 66
SiteOne Landscape Supply, Inc. (Æ) 1,188 168
Sonoco Products Co. 6,072 376
Steel Dynamics, Inc. 13,511 1,159
Sylvamo Corp. 3,186 142
Terminix Global Holdings, Inc. (Æ) 2,905 133
Timken Co. (The) 5,569 321
Trane Technologies PLC 1,900 266
Trex Co., Inc. (Æ) 3,883 226
United States Steel Corp. 11,931 364
Univar Solutions, Inc.
-
ADR (Æ) 9,718 283

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 765
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valmont Industries, Inc. 866 215
Valvoline, Inc. 6,367 192
Vulcan Materials Co. 1,289 222
Watsco, Inc. 1,466 391
Westlake Chemical Corp. 1,494 189
Westrock Co. 11,206 555
33,552
Producer Durables - 8.5%
3M Co. 9,726 1,403
AGCO Corp. 3,760 479
Alaska Air Group, Inc. (Æ) 2,680 146
Ametek, Inc. 5,517 697
AO Smith Corp. 5,624 329
Automatic Data Processing, Inc. 6,334 1,382
Avery Dennison Corp. 2,308 417
Carlisle Cos., Inc. 2,393 621
Caterpillar, Inc. 1,716 361
CH Robinson Worldwide, Inc. 4,499 478
Cintas Corp. 2,281 906
Crane Co. 4,280 412
CSX Corp. 21,601 742
Cummins, Inc. 7,796 1,475
Curtiss-Wright Corp. 1,058 151
Danaher Corp. 4,897 1,230
Darling Ingredients, Inc. (Æ) 3,004 220
Deere & Co. 584 220
Donaldson Co., Inc. 2,305 113
Dover Corp. 3,545 473
Eaton Corp. PLC 6,003 871
Emerson Electric Co. 9,169 827
Equifax, Inc. 2,559 521
Expeditors International of Washington, Inc. 9,077 899
FedEx Corp. 8,150 1,620
FleetCor Technologies, Inc. (Æ) 405 101
Fortive Corp. 15,937 916
FTI Consulting, Inc. (Æ) 1,892 298
Generac Holdings, Inc. (Æ) 1,519 333
General Dynamics Corp. 9,574 2,264
Gentex Corp. 9,384 275
Graco, Inc. 7,498 465
HEICO Corp. 857 121
Honeywell International, Inc. 2,432 471
Hubbell, Inc. Class B 1,409 275
Huntington Ingalls Industries, Inc. 1,443 307
IDEX Corp. 2,128 404
Illinois Tool Works, Inc. 1,685 332
Ingersoll Rand, Inc. 4,090 180
Jacobs Engineering Group, Inc. 1,618 224
JB Hunt Transport Services, Inc. 3,428 586
Johnson Controls International PLC (Æ) 4,358 261
Keysight Technologies, Inc. (Æ) 6,611 927
Knight-Swift Transportation Holdings,
Inc. (Æ) 10,889 521
L3Harris Technologies, Inc. 5,332 1,238
Landstar System, Inc. 943 146
Lincoln Electric Holdings, Inc. 2,244 302
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Littelfuse, Inc. 1,279 293
Lockheed Martin Corp. 3,179 1,374
ManpowerGroup, Inc. 5,260 474
MarketAxess Holdings, Inc. 417 110
MasTec, Inc. (Æ) 5,103 367
Mettler-Toledo International, Inc. (Æ) 580 741
Moody's Corp. 2,361 747
Morningstar, Inc. 747 189
MSC Industrial Direct Co., Inc. Class A 2,696 223
National Instruments Corp. 1,491 54
Nordson Corp. 623 134
Norfolk Southern Corp. 2,723 702
Northrop Grumman Corp. 3,808 1,672
Old Dominion Freight Line, Inc. 3,756 1,052
Oshkosh Corp. 4,910 454
Otis Worldwide Corp. 5,435 396
PACCAR, Inc. 14,343 1,191
Parker-Hannifin Corp. 900 244
Paychex, Inc. 10,007 1,268
Paylocity Holding Corp. (Æ) 727 138
PayPal Holdings, Inc. (Æ) 1,907 168
Pentair PLC 5,866 298
Quanta Services, Inc. 5,394 626
Regal Beloit Corp. 2,742 349
Republic Services, Inc. Class A 3,492 469
Robert Half International, Inc. 5,093 501
Rockwell Automation, Inc. 1,449 366
Rollins, Inc. 4,610 155
Roper Technologies, Inc. 406 191
Ryder System, Inc. 4,745 332
S&P Global, Inc. 3,226 1,215
Snap-on, Inc. 4,341 922
Stanley Black & Decker, Inc. 8,903 1,070
Teledyne Technologies, Inc. (Æ) 474 205
Textron, Inc. 12,611 873
Toro Co. (The) 3,560 285
TransUnion 2,960 259
Travel + Leisure Co. (Æ) 5,047 280
Trimble Navigation, Ltd. (Æ) 8,610 574
Union Pacific Corp. 2,130 499
United Parcel Service, Inc. Class B 7,454 1,342
United Rentals, Inc. (Æ) 2,858 905
Verisk Analytics, Inc. Class A 3,338 681
Waste Management, Inc. 5,829 959
Waters Corp. (Æ) 1,847 560
Westinghouse Air Brake Technologies Corp. 4,274 384
WW Grainger, Inc. 1,262 631
Xerox Holdings Corp. 5,514 96
Xylem, Inc. 2,504 202
Zebra Technologies Corp. Class A (Æ) 1,974 730
55,890
Technology - 28.4%
Accenture PLC Class A 7,273 2,185
Activision Blizzard, Inc. 18,436 1,394
Adobe, Inc. (Æ) 3,708 1,468
Advanced Micro Devices, Inc. (Æ) 18,685 1,598

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
766 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Akamai Technologies, Inc. (Æ) 2,151 242
Allegion PLC 1,694 194
Alphabet, Inc. Class A (Æ) 7,258 16,563
Alphabet, Inc. Class C (Æ) 2,096 4,819
Amdocs, Ltd. 11,914 949
Amphenol Corp. Class A 10,894 779
Analog Devices, Inc. 5,599 864
Anaplan, Inc. (Æ) 4,290 279
Ansys, Inc. (Æ) 2,483 685
Apple, Inc. 245,287 38,668
Applied Materials, Inc. 9,073 1,001
Arista Networks, Inc. (Æ) 8,147 942
Arrow Electronics, Inc. (Æ) 6,454 761
Atlassian Corp. PLC Class A (Æ) 2,201 495
Autodesk, Inc. (Æ) 1,190 225
Avnet, Inc. 9,017 394
Azenta, Inc. 4,267 320
Bill.com Holdings, Inc. (Æ) 1,598 273
Bio Techne Corp. (Æ) 1,377 523
Booking Holdings, Inc. (Æ) 208 460
Broadcom, Inc. 2,934 1,627
Broadridge Financial Solutions, Inc. 1,481 213
CACI International, Inc. Class A (Æ) 580 154
Cadence Design Systems, Inc. (Æ) 7,428 1,121
CDK Global Inc. 7,106 387
CDW Corp. 3,659 597
Ciena Corp. (Æ) 4,892 270
Cisco Systems, Inc. 61,471 3,011
Citrix Systems, Inc. 1,036 104
Cloudflare, Inc. Class A (Æ) 5,224 450
Cognex Corp. 5,824 394
Cognizant Technology Solutions Corp. Class
A 14,808 1,198
Concentrix Corp. 2,913 459
Corning, Inc. 53,836 1,894
Corteva, Inc. 34,732 2,004
Datadog, Inc. Class A (Æ) 2,807 339
Dell Technologies, Inc. Class C 21,617 1,016
Dolby Laboratories, Inc. Class A 1,887 146
DoorDash, Inc. Class A (Æ) 1,378 112
DXC Technology Co. (Æ) 21,136 607
Dynatrace, Inc. (Æ) 5,630 216
Electronic Arts, Inc. 3,485 411
Entegris, Inc. 4,218 470
EPAM Systems, Inc. (Æ) 1,969 522
F5, Inc. (Æ) 1,943 325
Fair Isaac Corp. (Æ) 517 193
Fidelity National Information Services, Inc. 3,198 317
Fiserv, Inc. (Æ) 4,040 396
Fortinet, Inc. (Æ) 3,770 1,090
Gartner, Inc. (Æ) 2,529 735
Genpact, Ltd. 4,195 169
Globant SA (Æ) 1,379 298
Hewlett Packard Enterprise Co. 103,650 1,597
HP, Inc. (Æ) 97,208 3,561
HubSpot, Inc. (Æ) 1,111 422
Intel Corp. 115,262 5,024
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuit, Inc. 3,262 1,366
Jabil Circuit, Inc. 6,623 382
Jack Henry & Associates, Inc. 1,329 252
Juniper Networks, Inc. 11,766 371
KLA Corp. 2,867 915
Kyndryl Holdings, Inc. (Æ) 4,279 51
Lam Research Corp. 2,014 938
Leidos Holdings, Inc. 3,866 400
Loyalty Ventures, Inc. (Æ) 1,809 23
Lumentum Holdings, Inc. Class E (Æ) 1,219 99
Manhattan Associates, Inc. (Æ) 2,909 380
Marvell Technology, Inc. 6,380 371
Media General, Inc. (Æ)(Š) 1,092 —
Meta Platforms, Inc. Class A (Æ) 32,996 6,614
Microchip Technology, Inc. 3,472 226
Micron Technology, Inc. 45,082 3,074
Microsoft Corp. 120,695 33,494
MKS Instruments, Inc. 4,673 533
MongoDB, Inc. (Æ) 824 292
Monolithic Power Systems, Inc. 1,137 446
Motorola Solutions, Inc. 3,722 795
MSCI, Inc. Class A 1,001 422
NetApp, Inc. 5,718 419
NVIDIA Corp. 34,219 6,346
NXP Semiconductors NV 1,381 236
Okta, Inc. (Æ) 1,471 176
ON Semiconductor Corp. (Æ) 14,575 760
Oracle Corp. 16,579 1,217
Palantir Technologies, Inc. Class A (Æ) 11,784 123
Palo Alto Networks, Inc. (Æ) 1,433 804
Paycom Software, Inc. (Æ) 1,427 402
Pinterest, Inc. Class A (Æ) 7,056 145
Qorvo, Inc. (Æ) 9,703 1,104
QUALCOMM, Inc. 11,238 1,570
Raytheon Technologies Corp. (Æ) 24,589 2,334
Roku, Inc. (Æ) 2,235 208
Salesforce, Inc. (Æ) 8,841 1,555
Science Applications International Corp. 1,080 90
ServiceNow, Inc. (Æ) 2,429 1,161
Skyworks Solutions, Inc. 3,448 391
Smartsheet, Inc. Class A (Æ) 3,071 148
Snowflake, Inc. Class A (Æ) 1,631 280
SS&C Technologies Holdings, Inc. 8,770 567
SYNNEX Corp. 4,383 439
Synopsys, Inc. (Æ) 3,419 981
Take-Two Interactive Software, Inc. (Æ) 1,449 173
Teradata Corp. (Æ) 6,171 255
Teradyne, Inc. 5,797 611
Texas Instruments, Inc. 7,313 1,245
Trade Desk, Inc. (The) Class A (Æ) 9,167 540
Tyler Technologies, Inc. (Æ) 1,470 580
VeriSign, Inc. (Æ) 1,481 265
Vimeo, Inc. (Æ) 3,339 34
VMware, Inc. Class A 4,284 463
Western Digital Corp. (Æ) 22,806 1,210
Workday, Inc. Class A (Æ) 3,635 751

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 767
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoom Video Communications, Inc. Class
A (Æ) 3,087 307
Zscaler, Inc. (Æ) 729 148
187,412
Utilities - 4.8%
Alliant Energy Corp. 4,441 261
Ameren Corp. 3,420 318
American Electric Power Co., Inc. 13,868 1,374
American Water Works Co., Inc. 1,310 202
APA Corp. 17,900 733
AT&T, Inc. 111,062 2,095
Atmos Energy Corp. 4,369 495
Avangrid, Inc. (Ñ) 5,223 232
CenterPoint Energy, Inc. 31,057 951
CMS Energy Corp. 4,365 300
ConocoPhillips Co. 39,303 3,755
Consolidated Edison, Inc. 13,966 1,295
Constellation Energy Corp. 11,998 710
Dominion Energy, Inc. 3,990 326
DT Midstream, Inc. 5,040 271
DTE Energy Co. 4,353 570
Duke Energy Corp. 7,655 843
Edison International 3,505 241
Entergy Corp. 9,511 1,130
Essential Utilities, Inc. 2,076 93
Evergy, Inc. 12,567 853
Eversource Energy (Æ) 2,983 261
Exelon Corp. 22,776 1,065
FirstEnergy Corp. 14,439 625
Hawaiian Electric Industries, Inc. 5,775 237
IDACORP, Inc. 1,323 139
International Business Machines Corp. 29,043 3,841
Lumen Technologies, Inc. 51,322 516
MDU Resources Group, Inc. 10,801 278
National Fuel Gas Co. 3,411 239
NextEra Energy, Inc. 5,558 395
NRG Energy, Inc. 6,723 241
OGE Energy Corp. 10,301 398
Pinnacle West Capital Corp. 5,625 401
PPL Corp. 7,200 204
Public Service Enterprise Group, Inc. 9,382 654
Sempra Energy 2,406 388
Southern Co. (The) 8,384 615
T-Mobile US, Inc. (Æ) 3,401 419
UGI Corp. 6,830 234
Verizon Communications, Inc. 69,133 3,201
Vistra Corp. 6,462 162
WEC Energy Group, Inc. (Æ) 3,663 366
31,927
Total Common Stocks
(cost $421,496) 639,078
Short-Term Investments - 3.0%
U.S. Cash Management Fund(@) 19,991,482
(∞)
19,985
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $19,985) 19,985
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 366,280
(∞)
366
Total Other Securities
(cost $366) 366
Total Investments - 100.0%
(identified cost $441,847) 659,429
Other Assets and Liabilities, Net
- 0.0%
248
Net Assets - 100.0%
659,677

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
768 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 64 USD 13,208 06/22 (1,040)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,040)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 86,999 $ — $ —
$ —
$ 86,999 13.2
Consumer Staples 36,042 — —
—
36,042 5.5
Energy 31,179 — —
—
31,179 4.7
Financial Services 99,504 — —
—
99,504 15.1
Health Care 76,573 — —
—
76,573 11.6
Materials and Processing 33,552 — —
—
33,552 5.1
Producer Durables 55,890 — —
—
55,890 8.5
Technology 187,412 — —
—
187,412 28.4
Utilities 31,927 — —
—
31,927 4.8
Short-Term Investments — — — 19,985 19,985 3.0
Other Securities — — — 366 366 0.1
Total Investments 639,078 — — 20,351 659,429 100.0
Other Assets and Liabilities, Net
—
*
100.0
Other Financial Instruments
Liabilities
Futures Contracts (1,040) — — — (1,040) (0.2)
Total Other Financial Instruments
**
$ (1,040) $ — $ — $ — $ (1,040)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 769
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,040
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (848)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,530)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
770 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 341 $ — $ 341
Total Financial and Derivative Assets
341 — 341
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 341 $ — $ 341
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 35 $ — $ 35 $ —
Barclays
135 — 135 —
Citigroup
126 — 126 —
HSBC
45 — 45 —
Total
$ 341 $ — $ 341 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 771
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 441,847
Investments, at fair value(*)(>) ......................................................................................................................................................
659,429
Receivables:
Dividends and interest ....................................................................................................................................................... 471
Dividends from affiliated funds .......................................................................................................................................... 5
Fund shares sold ................................................................................................................................................................ 190
From broker(a) ................................................................................................................................................................... 1,257
Prepaid expenses ........................................................................................................................................................................... 9
Total assets .................................................................................................................................................
661,361
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 16
Accrued fees to affiliates .................................................................................................................................................... 192
Other accrued expenses ..................................................................................................................................................... 70
Variation margin on futures contracts ................................................................................................................................. 1,040
Payable upon return of securities loaned ....................................................................................................................................... 366
Total liabilities .............................................................................................................................................
1,684
Net Assets ............................................................................................................................................................
$ 659,677

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
772 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 233,843
Shares of beneficial interest ...........................................................................................................................................................
430
Additional paid-in capital ..............................................................................................................................................................
425,404
Net Assets ............................................................................................................................................................
$ 659,677
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 15.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 16.16
Class A — Net assets ............................................................................................................................................................. $ 9,381,506
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 615,990
Net asset value per share: Class C(#) ............................................................................................................................................. $ 15.42
Class C — Net assets ............................................................................................................................................................. $ 2,699,319
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 175,049
Net asset value per share: Class M(#) ............................................................................................................................................ $ 15.35
Class M — Net assets ............................................................................................................................................................ $ 21,968,665
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,431,562
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 15.34
Class R6 — Net assets ........................................................................................................................................................... $ 409,179
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 26,669
Net asset value per share: Class S(#) .............................................................................................................................................. $ 15.33
Class S — Net assets ............................................................................................................................................................. $ 103,059,199
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,724,074
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 15.33
Class Y — Net assets ............................................................................................................................................................. $ 522,159,174
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 34,051,822
Amounts in thousands
(*)     Securities on loan included in investments $ 341
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 20,351
(a)     Receivable from Broker for Futures $ 1,257
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 773
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,412
Dividends from affiliated funds ......................................................................................................................................... 11
Securities lending income (net) ......................................................................................................................................... 4
Total investment income ...............................................................................................................................................................
5,427
Expenses
Advisory fees .................................................................................................................................................................... 1,113
Administrative fees ........................................................................................................................................................... 178
Custodian fees ................................................................................................................................................................... 61
Distribution fees - Class A ................................................................................................................................................ 13
Distribution fees - Class C ................................................................................................................................................ 11
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 22
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 117
Transfer agent fees - Class Y ............................................................................................................................................ 13
Professional fees ............................................................................................................................................................... 50
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 1,682
Expense reductions ........................................................................................................................................................... (207)
Net expenses .................................................................................................................................................................................
1,475
Net investment income (loss) ........................................................................................................................................................
3,952
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,962
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (848)
Net realized gain (loss) ..................................................................................................................................................................
21,111
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (86,514)
Futures contracts .............................................................................................................................................................. (1,530)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (88,044)
Net realized and unrealized gain (loss) ......................................................................................................................................... (66,933)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (62,981)
**      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
774 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,952 $ 7,141
Net realized gain (loss) ...................................................................................................................... 21,111 48,536
Net change in unrealized appreciation (depreciation) ....................................................................... (88,044) 158,186
Net increase (decrease) in net assets from operations ............................................................................. (62,981) 213,863
Distributions
To shareholders
Class A .......................................................................................................................................... (614) (253)
Class C .......................................................................................................................................... (157) (47)
Class M ......................................................................................................................................... (1,357) (537)
Class R6 ........................................................................................................................................ (27) (11)
Class S ........................................................................................................................................... (7,312) (3,187)
Class Y .......................................................................................................................................... (36,300) (13,755)
Net decrease in net assets from distributions .......................................................................................... (45,767) (17,790)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (28,84 2 ) 113,064
Total Net Increase (Decrease) in Net Assets ..........................................................................
(137,590) 309,137
Net Assets
Beginning of period .................................................................................................................................
797,267 488,130
End of period ..........................................................................................................................................
$ 659,677 $ 797,267

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 775
**      Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 18 $ 305 110 $ 1,719
Proceeds from reinvestment of distributions 36 613 17 253
Payments for shares redeemed (40) (673) (157) (2,463)
Net increase (decrease)
14 245 (30) (491)
Class C
Proceeds from shares sold 10 167 51 796
Proceeds from reinvestment of distributions 9 157 3 47
Payments for shares redeemed (7) (118) (36) (590)
Net increase (decrease)
12 206 18 253
Class M
Proceeds from shares sold 247 4,179 855 12,926
Proceeds from reinvestment of distributions 80 1,357 36 537
Payments for shares redeemed (147) (2,499) (297) (4,636)
Net increase (decrease)
180 3,037 594 8,827
Class R6
Proceeds from shares sold —
**
9 3 45
Proceeds from reinvestment of distributions 2 26 1 11
Payments for shares redeemed (—)
**
(3) (1) (15)
Net increase (decrease)
2 32 3 41
Class S
Proceeds from shares sold 478 8,038 1,953 32,001
Proceeds from reinvestment of distributions 433 7,307 214 3,187
Payments for shares redeemed (1,286) (21,718) (3,137) (49,822)
Net increase (decrease)
(375) (6,373) (970) (14,634)
Class Y
Proceeds from shares sold 620 10,426 13,139 215,920
Proceeds from reinvestment of distributions 2,149 36,300 913 13,755
Payments for shares redeemed (4,251) (72,715) (6,849) (110,60 7 )
Net increase (decrease)
(1,482) (25,989) 7,203 119,06 8
Total increase (decrease)
(1,649) $ (28,842) 6,818 $ 113,064

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
776 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 17.74 .06 (1.54) (1.48) (.0 7 ) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
October 31, 2018(6) 13.19 .06 (.11) (.05) (.07) —
Class C
April 30, 2022* 17.95 (.01) (1.56) (1.57) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
October 31, 2018(6) 13.19 —(f) (.09) (.09) — —
Class M
April 30, 2022* 17.86 .09 (1.5 4 ) (1.4 5 ) (. 1 0) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
Class R6
April 30, 2022* 17.86 .09 (1.55) (1.46) (.10) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.44 2.63 (.21) —
Class S
April 30, 2022* 17.84 .08 (1.55) (1.47) (.08) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
Class Y
April 30, 2022* 17.85 .09 (1.5 5 ) (1.4 6 ) (.10) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 777
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.03) 15.23 (8.88) 9,382 .85 .80 .66 13
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.96) 15.42 (9.23) 2,699 1.60 1.55 (.09) 13
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(1.06) 15.35 (8.66) 21,969 .60 .40 1.0 5 13
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(1.06) 15.34 (8.71) 409 .45 .38 1.08 13
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(1.04) 15.33 (8.74) 103,059 .60 .55 .91 13
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(1.06) 15.33 (8.71) 522,159 .41 .35 1.11 13
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
778 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 136,552
Administration fees 27,889
Distribution fees 3,831
Shareholder servicing fees 595
Transfer agent fees 23,070
$ 191,937
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,946 $ 9,572 $ 11,152 $ — $ — $ 366 $ — $ —
U.S. Cash Management Fund 22,986 92,073 95,071 (3) — 19,985 11 —
$ 24,932 $ 101,645 $ 106,223 $ (3) $ — $ 20,351 $ 11 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 445,261,883 $ 231,934,177 $ (18,806,602) $ 213,127,575

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Multifactor International Equity Fund 779
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees;
and other Fund expenses. The Example is intended to help
you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from
November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.40 $ 1,022.36
Expenses Paid During Period* $ 2.31 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 904.10 $ 1,022.46
Expenses Paid During Period* $ 2.22 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.60 $ 1,021.62
Expenses Paid During Period* $ 3.02 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
780 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.70 $ 1,022.61
Expenses Paid During Period* $ 2.08 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 781
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.6%
Australia - 6.5%
APA Group 17,930 144
Aristocrat Leisure, Ltd. 8,672 200
ASX, Ltd. - ADR 8,565 515
Aurizon Holdings, Ltd. 98,021 278
Australia & New Zealand Banking
Group, Ltd. - ADR 44,835 851
BHP Group, Ltd. 20,714 696
BHP Group, Ltd. - ADR 45,603 1,534
BlueScope Steel, Ltd. 37,480 531
Brambles, Ltd. 19,953 147
Cochlear, Ltd. 607 98
Coles Group, Ltd. 20,328 266
Commonwealth Bank of Australia - ADR 15,881 1,152
Computershare, Ltd. 3,852 68
CSL, Ltd. 5,036 953
Dexus Property Group(ö) 50,536 394
Domino's Pizza Enterprises, Ltd. 1,198 63
Evolution Mining, Ltd. 27,146 76
Fortescue Metals Group, Ltd. 51,432 780
Glencore PLC(Æ) 102,270 630
Goodman Group(ö) 28,175 469
GPT Group (The)(ö) 62,105 221
IDP Education, Ltd. 7,561 139
Insurance Australia Group, Ltd.(Æ) 29,005 92
Macquarie Group, Ltd. 4,395 630
Magellan Financial Group, Ltd. - ADR 1 —
Medibank Pvt, Ltd. 153,318 343
Mirvac Group(ö) 39,278 66
National Australia Bank, Ltd. - ADR 45,069 1,026
Newcrest Mining, Ltd. 19,324 362
Northern Star Resources, Ltd. 13,149 89
Origin Energy, Ltd. 13,711 65
QBE Insurance Group, Ltd. 31,715 272
Ramsay Health Care, Ltd. 3,593 203
REA Group, Ltd. 2,184 194
Reece, Ltd.(Æ) 6,882 83
Rio Tinto PLC 21,407 1,519
Rio Tinto, Ltd. - ADR 9,850 781
SEEK, Ltd. 10,394 202
Sonic Healthcare, Ltd. 8,395 215
South32, Ltd. Class B 148,357 494
Stockland(ö) 118,147 340
Suncorp Group, Ltd.(Æ) 29,575 237
Tabcorp Holdings, Ltd. 77,037 293
Telstra Corp., Ltd. 114,177 324
Treasury Wine Estates, Ltd. 14,368 112
Wesfarmers, Ltd.(Æ) 15,198 524
Westpac Banking Corp. 43,579 726
WiseTech Global, Ltd. 5,283 163
Woolworths Group, Ltd. 13,261 358
19,918
Austria - 0.5%
Erste Group Bank AG 10,858 335
Mondi PLC 16,177 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OMV AB 11,946 611
Verbund AG Class A 1,227 131
Voestalpine AG 8,589 224
1,600
Belgium - 0.7%
Ageas SA 5,291 254
Colruyt SA 3,924 144
KBC Groep NV 5,533 377
Proximus SA 13,012 227
Sofina SA 1,103 339
Solvay SA 4,418 417
UCB SA 2,652 302
2,060
Brazil - 0.2%
Yara International ASA 10,084 513
Canada - 10.3%
Agnico Eagle Mines, Ltd. 9,776 569
Alimentation Couche-Tard, Inc. 12,213 544
AltaGas, Ltd. - ADR 17,269 395
Bank of Montreal(Ñ) 12,656 1,342
Bank of Nova Scotia (The) 18,023 1,141
Barrick Gold Corp. 23,708 529
BCE, Inc. 5,208 277
Brookfield Asset Management, Inc.
Class A 7,933 396
Canadian Apartment Properties(ö) 4,833 189
Canadian Imperial Bank of Commerce 5,689 629
Canadian National Railway Co. 6,206 730
Canadian Natural Resources, Ltd. 26,863 1,663
Canadian Pacific Railway, Ltd. 3,644 267
Canadian Tire Corp., Ltd. Class A 2,765 381
CCL Industries, Inc. Class B 2,129 93
Cenovus Energy, Inc. 32,505 601
CGI Group, Inc.(Æ) 2,172 173
Constellation Software, Inc. 328 516
Dollarama, Inc. 2,992 166
Emera, Inc. 4,131 199
Empire Co., Ltd. Class A 9,948 329
Enbridge, Inc. 7,628 333
Fairfax Financial Holdings, Ltd. 612 336
FirstService Corp. 590 74
Fortis, Inc. 4,404 214
George Weston, Ltd. 1,679 209
Gildan Activewear, Inc. Class A 4,519 153
Great-West Lifeco, Inc. 16,830 464
Hydro One, Ltd.(Þ) 6,600 178
iA Financial Corp., Inc. 5,418 283
IGM Financial, Inc. 1,035 33
Imperial Oil, Ltd. 12,069 608
Intact Financial Corp. 4,169 583
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 108
Kinross Gold Corp. 33,470 169
Loblaw Cos., Ltd. 7,392 676
Lundin Mining Corp. 15,703 143

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
782 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magna International, Inc. Class A 12,778 770
Manulife Financial Corp. 43,600 853
Metro, Inc. Class A 4,517 248
National Bank of Canada 9,272 648
Nutrien, Ltd. 9,552 939
Onex Corp. 2,895 174
Open Text Corp. 2,821 113
Pan American Silver Corp. 2,431 60
Power Corp. of Canada 19,421 571
Quebecor, Inc. Class B 9,367 220
Ritchie Bros Auctioneers, Inc. 2,638 145
Rogers Communications, Inc. Class B 1,665 91
Royal Bank of Canada - GDR 19,491 1,969
Saputo, Inc. - ADR 4,167 89
Shaw Communications, Inc. Class B 17,204 512
Shopify, Inc. Class A(Æ) 992 424
Sun Life Financial, Inc. 18,289 910
Suncor Energy, Inc. 51,093 1,837
TC Energy Corp.(Æ) 7,567 400
Teck Resources, Ltd. Class B 19,268 760
TELUS Corp. 3,519 88
TFI International, Inc.(Æ) 1,966 158
Thomson Reuters Corp.(Æ) 4,865 486
Toromont Industries, Ltd. 1,360 120
Toronto-Dominion Bank (The) 33,222 2,400
Tourmaline Oil Corp. 7,161 369
West Fraser Timber Co., Ltd. 4,775 420
WSP Global, Inc. 3,379 394
31,861
Chile - 0.0%
Antofagasta PLC 4,847 93
China - 0.3%
BOC Hong Kong Holdings, Ltd. 78,000 281
SITC International Holdings Co., Ltd. 32,000 107
Wilmar International, Ltd. 139,500 447
835
Denmark - 2.4%
Ambu A/S Class B 600 8
AP Moller - Maersk A/S Class A 127 356
AP Moller - Maersk A/S Class B 441 1,265
Coloplast A/S Class B 1,680 227
Danske Bank A/S 16,884 256
Demant A/S(Æ) 3,270 144
DSV Panalpina A/S 2,577 421
Genmab A/S(Æ) 588 207
GN Store Nord A/S 1,707 64
Novo Nordisk A/S Class B 25,998 2,973
Novozymes A/S Class B 8,622 599
Pandora A/S 3,664 318
Rockwool International A/S Class B 280 79
Tryg A/S 8,095 192
Vestas Wind Systems A/S 7,565 195
7,304
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 1.1%
Elisa OYJ 2,678 157
Fortum OYJ 19,870 327
Kesko OYJ Class B 6,371 161
Kone OYJ Class B 4,803 230
Neste OYJ 2,332 100
Nokia OYJ 55,274 281
Nordea Bank Abp 74,568 744
Orion OYJ Class B 6,037 236
Sampo OYJ Class A 8,327 401
Stora Enso OYJ Class R 29,297 573
UPM-Kymmene OYJ 6,200 213
3,423
France - 8.2%
Air Liquide SA Class A 2,463 425
Amundi SA(Þ) 2,267 135
Arkema SA 4,180 472
AXA SA 34,887 924
BioMerieux 803 76
BNP Paribas SA 18,802 964
Bouygues SA - ADR(Ñ) 12,298 423
Bureau Veritas SA 2,924 84
Capgemini SE 2,470 502
Carrefour SA 29,845 633
Cie de Saint-Gobain SA 16,258 946
Cie Generale des Etablissements
Michelin SCA Class B 8,147 1,007
Credit Agricole SA 39,425 423
Danone SA 10,256 617
Dassault Aviation SA 1,370 232
Dassault Systemes SE 12,747 567
Eiffage SA 4,613 453
Electricite de France SA 400 4
Engie SA 13,579 160
EssilorLuxottica SA 3,024 513
Eurazeo SE 1,310 100
Faurecia SE 1,492 32
Hermes International 560 689
Ipsen SA 1,833 190
Kering 399 212
Klepierre SA - GDR(ö) 10,283 244
La Francaise des Jeux SAEM(Þ) 2,762 103
Legrand SA - ADR 1,578 139
L'Oreal SA 3,645 1,326
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,467 2,857
Orange SA - ADR 58,335 695
Pernod Ricard SA 2,430 501
Publicis Groupe SA - ADR 13,893 832
Remy Cointreau SA 855 169
Sanofi - ADR 17,534 1,845
Sartorius Stedim Biotech 1,021 332
Schneider Electric SE 7,198 1,025
SEB SA 613 73
Societe Generale SA 19,089 454
Teleperformance - GDR 499 178

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 783
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thales SA 5,894 755
Total SA 45,817 2,257
Valeo SA 2,248 41
Vinci SA 4,463 431
Vivendi SE - ADR 14,354 165
Worldline SA(Æ)(Þ) 1,419 56
25,261
Germany - 6.0%
adidas AG 797 162
Allianz SE 5,125 1,167
Aroundtown SA 52,213 264
BASF SE 15,703 835
Bayerische Motoren Werke
Aktiengesellschaft 10,987 910
Bechtle AG 3,222 150
Beiersdorf AG 1,812 183
Brenntag SE 4,816 376
Carl Zeiss Meditec AG 1,299 164
Continental AG 4,202 293
Covestro AG(Þ) 10,957 477
Daimler AG 20,794 1,472
Deutsche Bank AG 32,540 332
Deutsche Boerse AG 210 37
Deutsche Post AG 16,996 734
Deutsche Telekom AG 50,784 935
E.ON SE 41,168 431
Evonik Industries AG 15,215 402
Fresenius Medical Care AG & Co. 8,548 535
Fresenius SE & Co. KGaA 15,112 539
GEA Group AG 5,226 205
Hannover Rueck SE 2,342 368
HeidelbergCement AG 8,332 486
HelloFresh SE(Æ) 4,445 190
Henkel AG & Co. KGaA 1,721 110
Infineon Technologies AG - ADR 13,736 397
KION Group AG 3,039 171
Knorr-Bremse AG 887 64
Lanxess AG 4,269 168
LEG Immobilien SE 816 84
Merck & Co., Inc. 2,736 507
Muenchener Rueckversicherungs-
Gesellschaft AG 2,035 487
Newmont Mining Corp. 2,142 172
Puma SE 1,786 133
Rational AG 84 52
RWE AG 10,522 440
SAP SE - ADR 13,163 1,358
Siemens AG 11,069 1,378
Siemens Healthineers AG(Þ) 4,601 249
Symrise AG 3,031 362
Uniper SE 8,009 207
United Internet AG 8,556 278
Vonovia SE 4,719 189
18,453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 2.2%
AIA Group, Ltd. 149,083 1,458
CK Asset Holdings, Ltd. 57,330 388
CK Infrastructure Holdings, Ltd. 55,500 373
CLP Holdings, Ltd. 49,312 480
Hang Seng Bank, Ltd. 18,500 327
Henderson Land Development Co., Ltd. 68,054 274
HKT Trust & HKT, Ltd. 201,658 289
Hong Kong Exchanges & Clearing, Ltd. 8,416 357
Jardine Matheson Holdings, Ltd. 8,400 444
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 16
New World Development Co., Ltd. 58,395 223
Power Assets Holdings, Ltd. 86,000 579
Sino Land Co., Ltd. 186,531 246
Sun Hung Kai Properties, Ltd. 41,097 473
Swire Pacific, Ltd. Class A 30,765 175
Swire Properties, Ltd. 56,400 134
Techtronic Industries Co., Ltd. 22,500 300
WH Group, Ltd.(Þ) 469,438 323
Xinyi Glass Holdings, Ltd. 54,000 119
6,978
Ireland - 0.5%
CRH PLC 17,497 693
Kerry Group PLC Class A 912 101
Kingspan Group PLC 4,656 427
Smurfit Kappa Group PLC 9,688 410
1,631
Israel - 0.8%
Bank Hapoalim BM 24,434 226
Bank Leumi Le-Israel BM 64,129 673
Check Point Software Technologies, Ltd.
(Æ) 2,128 269
ICL Group, Ltd. 37,460 415
Israel Discount Bank, Ltd. Class A 46,648 275
Kornit Digital, Ltd.(Æ) 595 40
Mizrahi Tefahot Bank, Ltd. 5,654 209
Nice, Ltd.(Æ) 1,507 312
2,419
Italy - 1.5%
Assicurazioni Generali SpA 31,943 603
DiaSorin SpA 250 33
Enel SpA 40,436 261
Eni SpA - ADR 57,754 811
Intesa Sanpaolo SpA 324,482 653
Mediobanca Banca di Credito
Finanziario SpA 23,764 236
Moncler SpA 7,848 408
Poste Italiane SpA(Þ) 30,008 291
Recordati SpA 5,351 256
Snam Rete Gas SpA 40,361 221
Telecom Italia SpA 650,149 188
Terna Rete Elettrica Nazionale SpA 16,481 134

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
784 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA 56,130 512
4,607
Japan - 18.8%
Advantest Corp. 3,300 227
Aisin Seiki Co., Ltd. 7,300 212
Ajinomoto Co., Inc. 9,900 258
Asahi Glass Co., Ltd. 13,000 488
Asahi Group Holdings, Ltd. 7,200 269
Asahi Kasei Corp. 38,500 317
Astellas Pharma, Inc. 32,600 496
Bandai Namco Holdings, Inc. 2,600 177
Benefit One, Inc. 2,100 32
Bridgestone Corp. 22,100 809
Brother Industries, Ltd. 18,400 320
Canon, Inc. 35,100 807
Capcom Co., Ltd. - GDR 2,000 53
Century Tokyo Leasing Corp. 2,400 74
Chiba Bank, Ltd. (The) 29,600 170
Chubu Electric Power Co., Inc. 35,600 360
Chugai Pharmaceutical Co., Ltd. 4,300 129
CyberAgent, Inc. 13,600 145
Daifuku Co., Ltd. 2,300 142
Dai-ichi Life Holdings, Inc. 25,100 504
Daiichi Sankyo Co., Ltd. 13,700 344
Daikin Industries, Ltd. 3,000 461
Daito Trust Construction Co., Ltd. 4,200 404
Daiwa House Industry Co., Ltd. 15,700 379
Daiwa House REIT Investment Corp.(ö) 25 61
Daiwa Securities Group, Inc. 79,600 389
Denso Corp. 6,900 421
Disco Corp. 500 123
Eisai Co., Ltd. 1,400 61
ENEOS Holdings, Inc. 106,300 373
Fast Retailing Co., Ltd. 400 183
Fuji Electric Co., Ltd. 7,800 344
FUJIFILM Holdings Corp. 11,900 657
Fujitsu, Ltd. 2,900 410
GLP J-REIT(ö) 47 63
Hamamatsu Photonics KK 3,600 162
Hirose Electric Co., Ltd. 900 115
Hitachi Metals, Ltd.(Æ) 5,300 83
Hitachi, Ltd. 10,400 484
Honda Motor Co., Ltd. 25,400 667
Hoya Corp. 4,900 488
Ibiden Co., Ltd. 6,000 227
Idemitsu Kosan Co., Ltd. 15,100 397
Iida Group Holdings Co., Ltd. 11,000 176
Inpex Corp. 57,800 683
Isuzu Motors, Ltd. 38,400 447
ITOCHU Corp. 32,800 992
Itochu Techno-Solutions Corp. 2,300 54
Japan Post Bank Co., Ltd. Class A 7,800 59
Japan Post Holdings Co., Ltd. 35,600 249
Japan Post Insurance Co., Ltd. Class A 5,300 86
Japan Real Estate Investment Corp.(ö) 34 164
Japan Retail Fund Investment Corp.(ö) 70 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Tobacco, Inc. 36,200 619
JFE Holdings, Inc. 29,300 361
JSR Corp. 6,200 169
Kajima Corp. 27,800 310
Kakaku.com, Inc. 3,600 76
Kansai Electric Power Co., Inc. (The) 37,900 333
Kao Corp. 4,700 189
KDDI Corp. 28,500 945
Keyence Corp. 1,800 726
Kikkoman Corp. 4,000 225
Kirin Holdings Co., Ltd. 8,900 131
Kobayashi Pharmaceutical Co., Ltd. 100 7
Komatsu, Ltd. 13,200 296
Konami Holdings Corp. 2,600 161
Kubota Corp. 7,400 126
Kurita Water Industries, Ltd. 2,100 72
Kyocera Corp. 5,100 270
Lasertec Corp. 1,200 162
Lawson, Inc. 2,000 73
Lion Corp. 100 1
LIXIL Group Corp. 13,300 234
M3, Inc. 5,300 171
Marubeni Corp. 62,200 681
Mazda Motor Corp. 25,200 180
McDonald's Holdings Co. Japan, Ltd. 1,500 60
Medipal Holdings Corp. 13,400 220
MEIJI Holdings Co., Ltd. 3,000 150
Minebea Co., Ltd. 2,600 50
MISUMI Group, Inc. 11,700 294
Mitsubishi Chemical Holdings Corp. 54,600 334
Mitsubishi Corp. 32,000 1,074
Mitsubishi Electric Corp. 58,900 619
Mitsubishi Estate Co., Ltd. 5,000 72
Mitsubishi Gas Chemical Co., Inc. 12,800 188
Mitsubishi Heavy Industries, Ltd. 10,200 349
Mitsubishi UFJ Financial Group, Inc. 162,100 942
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 151
Mitsui & Co., Ltd. 41,800 1,013
Mitsui Chemicals, Inc. 10,200 233
Mitsui Fudosan Co., Ltd. 13,700 289
Mizuho Financial Group, Inc. 34,400 418
MonotaRO Co., Ltd. 7,200 125
MS&AD Insurance Group Holdings, Inc. 10,500 314
Murata Manufacturing Co., Ltd. 4,600 275
NEC Corp. 14,900 578
Nexon Co., Ltd. 9,000 206
NGK Insulators, Ltd. 10,500 141
Nihon M&A Center, Inc. 8,800 109
Nintendo Co., Ltd. 1,400 645
Nippon Express Holdings, Inc. 4,000 233
Nippon Shinyaku Co., Ltd. 1,200 81
Nippon Steel Corp. 23,300 371
Nippon Telegraph & Telephone Corp. 28,018 828
Nippon Yusen 5,400 387
Nissan Chemical Industries, Ltd. 3,800 201
Nissin Foods Holdings Co., Ltd. 900 63

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nitori Holdings Co., Ltd. 1,700 173
Nitto Denko Corp. 3,600 242
Nomura Real Estate Holdings, Inc. 8,900 216
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 121 151
Nomura Research Institute, Ltd. 10,400 295
NTT Data Corp. 7,600 140
Obayashi Corp. 39,500 272
Oji Holdings Corp. 44,800 212
Olympus Corp. 17,400 308
Omron Corp. 3,500 207
Ono Pharmaceutical Co., Ltd. 8,600 221
Oriental Land Co., Ltd. 300 45
ORIX Corp. 30,100 549
Orix JREIT, Inc.(ö) 42 56
Osaka Gas Co., Ltd. 14,700 265
Otsuka Corp. 1,100 36
Otsuka Holdings Co., Ltd. 15,500 520
Panasonic Corp. 55,600 496
Persol Holdings Co., Ltd. 7,800 155
Recruit Holdings Co., Ltd. 18,000 664
Renesas Electronics Corp.(Æ) 7,500 80
Resona Holdings, Inc. 53,900 234
Ricoh Co., Ltd. 25,800 189
Rinnai Corp. 1,300 82
SBI Holdings, Inc. 4,200 94
SCSK Corp. 3,300 53
Secom Co., Ltd. 800 56
Seiko Epson Corp. 14,600 204
Sekisui Chemical Co., Ltd. 25,200 340
Sekisui House, Ltd. 26,400 455
Seven & i Holdings Co., Ltd. 7,900 348
Shimadzu Corp. 6,400 210
Shimano, Inc. 1,700 297
Shimizu Corp. 37,800 199
Shin-Etsu Chemical Co., Ltd. 3,300 455
Shionogi & Co., Ltd. 5,900 330
Shiseido Co., Ltd. 1,200 57
SMC Corp. 500 242
SoftBank Group Corp. 43,500 882
Sohgo Security Services Co., Ltd. 2,800 78
Sompo Japan Nipponkoa Holdings, Inc. 8,400 343
Sony Corp. 13,500 1,160
Square Enix Holdings Co., Ltd. 1,200 48
Start Today Co., Ltd. 4,000 82
Subaru Corp. 1,692 25
Sumitomo Chemical Co., Ltd. 73,100 310
Sumitomo Corp. 44,700 709
Sumitomo Dainippon Pharma Co., Ltd. 15,000 133
Sumitomo Electric Industries, Ltd. 28,400 305
Sumitomo Mitsui Banking Corp. 18,100 545
Sumitomo Mitsui Trust Holdings, Inc. 7,900 245
Sumitomo Realty & Development Co.,
Ltd. 6,400 169
Suntory Beverage & Food, Ltd. 1,600 64
Suzuki Motor Corp. 4,900 147
Sysmex Corp. 3,200 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T&D Holdings, Inc. 16,300 209
Taisei Corp. 8,521 231
Takeda Pharmaceutical Co., Ltd. 15,566 452
Tecmo Koei Holdings Co., Ltd. 2,210 67
Terumo Corp. 7,100 212
TIS, Inc. 6,500 146
Tokio Marine Holdings, Inc. 5,400 291
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 91,000 314
Tokyo Electron, Ltd. 2,300 976
Tokyo Gas Co., Ltd. 10,700 205
Tokyu Corp. 4,300 53
Toppan Printing Co., Ltd. 21,600 357
Toray Industries, Inc. 61,700 293
Toshiba Corp. 8,300 347
Tosoh Corp. 17,000 234
TOTO, Ltd. 1,700 57
Toyo Suisan Kaisha, Ltd. 4,000 123
Toyota Industries Corp. 5,000 299
Toyota Motor Corp. 174,900 2,980
Toyota Tsusho Corp. 10,500 378
Trend Micro, Inc. 5,900 329
Unicharm Corp. 8,400 292
USS Co., Ltd. 3,700 61
Wannyan Mura Co., Ltd. 2,600 54
Welcia Holdings Co., Ltd. 2,100 43
Yakult Honsha Co., Ltd. 1,800 93
Yamaha Corp. 2,000 77
Yamaha Motor Co., Ltd. 18,500 382
57,937
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 25,445 742
Eurofins Scientific SE 4,376 407
Tenaris SA 22,730 347
1,496
Netherlands - 4.5%
Adyen NV(Æ)(Þ) 271 453
Aegon NV 37,454 194
Akzo Nobel NV 1,885 163
ASM International NV 1,290 385
ASML Holding NV 6,485 3,669
Exor NV 4,027 277
Ferrari NV 2,158 455
Heineken NV 876 85
IMCD NV 1,922 305
ING Groep NV 74,152 694
Koninklijke Ahold Delhaize NV 35,260 1,042
Koninklijke DSM NV 1,636 274
Koninklijke KPN NV 37,451 130
Koninklijke Philips NV 21,124 554
NN Group NV 10,649 520
Qiagen NV(Æ) 3,475 161
Randstad NV 8,881 470
Shell PLC 113,404 3,069
Stellantis NV 20,843 278

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
786 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 6,333 641
13,819
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 12,552 173
Mercury NZ, Ltd. 39,416 153
Spark New Zealand, Ltd. 60,154 190
516
Norway - 0.7%
DNB Bank ASA(Ñ) 14,051 274
Equinor ASA Class N 8,662 295
Gjensidige Forsikring ASA 17,309 371
Mowi ASA 12,436 353
Norsk Hydro ASA 70,987 598
Orkla ASA 21,869 178
Schibsted ASA Class A 2,097 44
Telenor ASA 9,550 135
2,248
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Jeronimo Martins SGPS SA 9,843 204
207
Singapore - 0.9%
Capitaland Investment, Ltd.(Æ) 43,500 132
CapitaLand Mall Trust Class A(ö) 6,728 11
DBS Group Holdings, Ltd. 12,797 310
Keppel Corp., Ltd. - ADR 26,200 130
Oversea-Chinese Banking Corp., Ltd. 60,079 533
Singapore Exchange, Ltd. 26,200 185
Singapore Technologies Engineering,
Ltd. 37,000 109
Singapore Telecommunications, Ltd. 239,100 475
United Overseas Bank, Ltd. 29,500 631
UOL Group, Ltd. 38,800 204
Venture Corp., Ltd. 9,800 121
2,841
Spain - 1.9%
ACS Actividades de Construccion y
Servicios SA 16,631 425
Banco Bilbao Vizcaya Argentaria SA
- ADR 118,990 626
Banco Santander SA - ADR 175,092 513
CaixaBank SA 96,910 309
Enagas SA 12,230 264
Endesa SA - ADR 9,360 197
Ferrovial SA 4,928 126
Grifols SA 3,349 56
Iberdrola SA 58,534 669
Industria de Diseno Textil SA 5,095 107
Naturgy Energy Group SA 9,452 283
Red Electrica Corp. SA 22,642 455
Repsol SA - ADR 78,614 1,179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA - ADR 122,216 595
5,804
Sweden - 3.0%
AB Electrolux(Æ) 15,056 230
Alfa Laval AB 7,450 207
Assa Abloy AB Class B 11,428 288
Atlas Copco AB(Æ) 9,802 444
Boliden AB 18,892 825
Epiroc AB Class A 23,588 480
Equities AB 17,649 498
Essity Aktiebolag Class B 6,073 162
Evolution Gaming Group AB(Þ) 3,266 336
Getinge AB Class B 9,021 262
Hennes & Mauritz AB Class B 6,242 79
Hexagon AB(Æ) 22,897 296
Husqvarna AB Class B 27,653 265
Industrivarden AB Class C 3,554 89
Investment AB Latour Class B 2,070 55
Investor AB Class A 2,925 61
Investor AB Class B 29,196 560
Kinnevik AB Class B(Æ) 14,162 277
L E Lundbergforetagen AB Class B 1,904 89
Lifco AB(Æ) 2,732 57
Lundin Petroleum AB 6,870 284
Nibe Industrier AB Class B 32,854 322
Sandvik AB 23,008 433
Securitas AB Class B 16,109 190
Sinch AB(Æ)(Þ) 14,370 63
Skandinaviska Enskilda Banken AB
Class A 56,884 635
Skanska AB Class B 21,742 415
SKF AB Class B 10,081 164
Svenska Handelsbanken AB Class A 42,435 428
Swedbank AB Class A 26,212 414
Swedish Match AB(Ñ) 41,090 327
Telefonaktiebolaget LM Ericsson Class B 12,082 97
9,332
Switzerland - 8.4%
ABB, Ltd. 17,543 526
Adecco Group AG 9,872 382
Alcon, Inc. 4,697 333
Bachem Holding AG 152 66
Baloise Holding AG 1,977 343
Barry Callebaut AG 52 120
Chocoladefabriken Lindt & Spruengli
AG 25 494
Cie Financiere Richemont SA Class A 4,813 559
Coca-Cola HBC AG - ADR 6,480 131
Credit Suisse Group AG Class A 38,677 262
EMS-Chemie Holding AG 102 91
Geberit AG 715 408
Givaudan SA 47 187
Julius Baer Group, Ltd. 2,897 139
Kuehne & Nagel International AG 2,291 642
LafargeHolcim, Ltd.(Æ) 14,379 703

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Logitech International SA 4,020 260
Lonza Group AG 668 392
Nestle SA 44,284 5,718
Novartis AG 31,162 2,757
Partners Group Holding AG 525 556
Roche Holding AG 11,862 4,399
Schindler Holding AG 1,410 272
SGS SA 86 221
Sika AG 1,746 531
Sonova Holding AG 925 333
STMicroelectronics NV 12,268 454
Straumann Holding AG 3,160 373
Swatch Group AG (The) Class B 1,141 295
Swiss Life Holding AG 778 454
Swiss Prime Site AG Class A 1,903 186
Swiss Re AG 3,491 286
Swisscom AG 892 528
Temenos AG 686 69
UBS Group AG 68,842 1,165
VAT Group AG(Þ) 916 284
Vifor Pharman AG 324 57
Zurich Insurance Group AG 1,898 863
25,839
United Kingdom - 11.3%
3i Group PLC 38,734 632
Admiral Group PLC 13,757 431
Anglo American PLC 21,935 973
Ashtead Group PLC 8,840 457
Associated British Foods PLC 13,215 263
AstraZeneca PLC 16,733 2,223
Auto Trader Group PLC(Þ) 43,011 340
AVEVA Group PLC 1,641 44
Aviva PLC 97,168 522
BAE Systems PLC 169,527 1,579
Barclays PLC 406,940 744
Barratt Developments PLC 67,919 416
Berkeley Group Holdings PLC(Æ) 6,298 320
BP PLC 368,543 1,799
British American Tobacco PLC 29,431 1,240
British Land Co. PLC (The)(ö) 8,855 57
BT Group PLC 244,997 542
Bunzl PLC 7,962 308
Burberry Group PLC 2,193 43
CK Hutchison Holdings, Ltd. Class B 79,758 558
CNH Industrial NV 16,487 235
Croda International PLC(Æ) 8,091 784
Diageo PLC 30,040 1,489
Experian PLC 13,686 474
Ferguson PLC 5,399 681
GlaxoSmithKline PLC - ADR 84,312 1,898
GVC Holdings PLC(Æ) 20,206 380
Halma PLC 17,832 549
Hargreaves Lansdown PLC 22,317 254
HSBC Holdings PLC 292,512 1,826
Imperial Tobacco Group PLC 28,607 597
Intertek Group PLC 2,136 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
J Sainsbury PLC 99,207 289
JD Sports Fashion PLC(Æ) 39,145 65
Johnson Matthey PLC 13,520 373
Kingfisher PLC 138,130 434
Land Securities Group PLC(ö) 12,399 116
Legal & General Group PLC 163,237 508
Lloyds Banking Group PLC 1,268,425 715
M&G PLC 100,925 270
National Grid PLC 37,128 552
Natwest Group PLC 174,781 470
Next PLC 2,953 222
Pearson PLC 7,145 69
Persimmon PLC Class A 13,350 348
Phoenix Group Holdings PLC 11,848 89
Reckitt Benckiser Group PLC 4,886 381
RELX PLC 29,085 869
Sage Group PLC (The) 50,003 460
Schroders PLC 2,156 76
Scottish & Southern Energy PLC 11,107 259
Segro PLC(ö) 33,257 557
Severn Trent PLC Class H 6,843 269
Smith & Nephew PLC 24,721 400
Spirax-Sarco Engineering PLC 2,063 312
St. James's Place PLC 18,375 293
Standard Chartered PLC 46,525 319
Taylor Wimpey PLC 234,777 369
Tesco PLC 227,756 774
Unilever PLC 22,988 1,068
United Utilities Group PLC 18,390 265
Vodafone Group PLC 331,516 502
Wausau Paper Corp. 34,677 430
34,914
United States - 0.1%
Inmode, Ltd.(Æ) 1,565 39
Jackson Financial, Inc. Class A 1,115 47
James Hardie Industries PLC 8,149 235
321
Total Common Stocks
(cost $236,510) 282,230
Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
2.903% (Ÿ) 5,068 328
Porsche Automobil Holding SE
3.502% (Ÿ) 6,134 514
Sartorius AG
0.365% (Ÿ) 932 353
Volkswagen AG
5.186% (Ÿ) 4,480 703
1,898
Total Preferred Stocks
(cost $1,569) 1,898

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
788 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 5.4%
United States - 5.4%
U.S. Cash Management Fund(@) 16,561,797 (∞) 16,557
Total Short-Term Investments
(cost $16,556) 16,557
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 2,382,420 (∞) 2,382
Total Other Securities
(cost $2,382) 2,382
Total Investments - 98.4%
(identified cost $257,017) 303,067
Other Assets and Liabilities, Net
- 1.6%
4,977
Net Assets - 100.0%
308,044

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 789
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Adyen NV 12/20/19 EUR 271 1,708.70 463
453
Amundi SA 01/10/17 EUR 2,267 54.41 123
135
Auto Trader Group PLC 12/11/20 GBP 43,011 8.40 361
340
Covestro AG 07/20/16 EUR 10,957 56.79 622
477
Evolution Gaming Group AB 11/24/20 SEK 3,266 105.46 344
336
Hydro One, Ltd. 06/19/20 CAD 6,600 18.71 123
178
La Francaise des Jeux SAEM 06/14/21 EUR 2,762 47.63 132
103
Poste Italiane SpA 07/20/16 EUR 30,008 8.21 246
291
Siemens Healthineers AG 04/14/20 EUR 4,601 54.09 249
249
Sinch AB 06/14/21 SEK 14,370 18.93 272
63
VAT Group AG 02/04/22 CHF 916 374.92 343
284
WH Group, Ltd. 04/30/19 HKD 469,438 0.92 431
323
Worldline SA 03/11/22 EUR 1,419 44.60 63 56
3,288
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX SPI 200 Index Futures 16 AUD 2,964 06/22
98
EURO STOXX 50 Index Futures 237 EUR 8,854 06/22
88
FTSE 100 Index Futures 8 GBP 601 06/22
45
Hang Seng Index Futures 10 HKD 10,502 05/22
77
MSCI Emerging Markets Index Futures 60 USD 3,172 06/22
109
MSCI Singapore Index Futures 21 SGD 659 05/22
7
S&P 500 E-Mini Index Futures 1 USD 206 06/22
(12)
S&P/TSX 60 Index Futures 17 CAD 4,257 06/22 (125)
Short Positions
TOPIX Index Futures 1 JPY 19,030 06/22 (9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 278
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 53 AUD 72 06/15/22 (2)
Bank of America USD 741 CAD 949 06/15/22 (2)
Bank of America USD 1,291 CHF 1,200 06/15/22 (55)
Bank of America USD 212 EUR 192 06/15/22 (10)
Bank of America USD 1,304 EUR 1,200 06/15/22 (36)
Bank of America USD 2,264 EUR 2,040 06/15/22 (107)
Bank of America USD 432 GBP 328 06/15/22 (20)
Bank of America USD 1,292 GBP 980 06/15/22 (60)
Bank of America USD 44 HKD 348 06/15/22 —
Bank of America USD 809 JPY 93,375 06/15/22 (88)
Bank of America USD 1,304 JPY 167,000 06/15/22 (15)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
790 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 974 NZD 1,425 06/15/22 (54)
Bank of America CHF 1,318 USD 1,426 06/15/22 68
Bank of America NOK 830 USD 93 06/15/22 5
Bank of America SEK 12,894 USD 1,333 06/15/22 19
Citigroup USD 2,819 SEK 27,380 06/15/22 (28)
Citigroup JPY 365,680 USD 3,126 06/15/22 304
Citigroup NZD 5,500 USD 3,734 06/15/22 183
JPMorgan Chase USD 53 AUD 72 06/15/22 (2)
JPMorgan Chase USD 740 CAD 949 06/15/22 (1)
JPMorgan Chase USD 212 EUR 192 06/15/22 (9)
JPMorgan Chase USD 431 GBP 328 06/15/22 (19)
JPMorgan Chase USD 44 HKD 348 06/15/22 —
JPMorgan Chase USD 808 JPY 93,375 06/15/22 (87)
JPMorgan Chase USD 973 NZD 1,425 06/15/22 (54)
JPMorgan Chase CHF 1,318 USD 1,425 06/15/22 68
JPMorgan Chase NOK 830 USD 93 06/15/22 5
JPMorgan Chase SEK 12,894 USD 1,327 06/15/22 12
Royal Bank of Canada USD 52 AUD 72 06/15/22 (2)
Royal Bank of Canada USD 741 CAD 949 06/15/22 (2)
Royal Bank of Canada USD 212 EUR 192 06/15/22 (10)
Royal Bank of Canada USD 431 GBP 328 06/15/22 (19)
Royal Bank of Canada USD 44 HKD 348 06/15/22 —
Royal Bank of Canada USD 808 JPY 93,375 06/15/22 (88)
Royal Bank of Canada USD 974 NZD 1,425 06/15/22 (54)
Royal Bank of Canada CHF 1,318 USD 1,428 06/15/22 70
Royal Bank of Canada NOK 830 USD 93 06/15/22 5
Royal Bank of Canada SEK 12,894 USD 1,333 06/15/22 19
Standard Chartered USD 52 AUD 72 06/15/22 (2)
Standard Chartered USD 3,429 AUD 4,700 06/15/22 (105)
Standard Chartered USD 740 CAD 949 06/15/22 (1)
Standard Chartered USD 4,070 CHF 3,790 06/15/22 (165)
Standard Chartered USD 212 EUR 192 06/15/22 (10)
Standard Chartered USD 432 GBP 328 06/15/22 (19)
Standard Chartered USD 44 HKD 348 06/15/22 —
Standard Chartered USD 808 JPY 93,375 06/15/22 (88)
Standard Chartered USD 973 NZD 1,425 06/15/22 (54)
Standard Chartered CHF 1,318 USD 1,425 06/15/22 67
Standard Chartered NOK 830 USD 93 06/15/22 5
Standard Chartered SEK 12,894 USD 1,332 06/15/22 17
UBS USD 4,073 EUR 3,720 06/15/22 (141)
UBS GBP 1,440 USD 1,876 06/15/22 66
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (496)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 791
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 19,918 $ —
$ —
$ 19,918 6.5
Austria — 1,600 —
—
1,600 0.5
Belgium — 2,060 —
—
2,060 0.7
Brazil — 513 —
—
513 0.2
Canada 31,861 — —
—
31,861 10.3
Chile — 93 —
—
93 —
*
China — 835 —
—
835 0.3
Denmark — 7,304 —
—
7,304 2.4
Finland — 3,423 —
—
3,423 1.1
France — 25,261 —
—
25,261 8.2
Germany — 18,453 —
—
18,453 6.0
Hong Kong — 6,962 16
—
6,978 2. 2
Ireland — 1,631 —
—
1,631 0.5
Israel 309 2,110 —
—
2,419 0.8
Italy — 4,607 —
—
4,607 1.5
Japan — 57,937 —
—
57,937 18. 8
Luxembourg — 1,496 —
—
1,496 0.5
Netherlands — 13,819 —
—
13,819 4.5
New Zealand — 516 —
—
516 0.2
Norway — 2,248 —
—
2,248 0.7
Portugal — 204 3
—
207 0.1
Singapore — 2,841 —
—
2,841 0.9
Spain — 5,804 —
—
5,804 1.9
Sweden — 9,332 —
—
9,332 3.0
Switzerland — 25,839 —
—
25,839 8.4
United Kingdom — 34,914 —
—
34,914 11.3
United States 86 235 —
—
321 0.1
Preferred Stocks — 1,898 — — 1,898 0.6
Short-Term Investments — — — 16,557 16,557 5.4
Other Securities — — — 2,382 2,382 0.8
Total Investments 32,256 251,853 19 18,939 303,067 9 8 . 4
Other Assets and Liabilities, Net
1 . 6
100.0
Other Financial Instruments
Assets
Futures Contracts 424 — — — 424 0.1
Foreign Currency Exchange Contracts — 913 — — 913 0.3

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
792 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Futures Contracts (146) — — — (146) (—)
*
Foreign Currency Exchange Contracts — (1,409) — — (1,409) (0. 5 )
Total Other Financial Instruments
**
$ 278 $ (496) $ — $ — $ (218)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
35,691
Consumer Staples ...................................................................
15,742
Energy ....................................................................................
16,784
Financial Services ...................................................................
65,706
Health Care .............................................................................
30,571
Materials and Processing ........................................................
37,224
Producer Durables ..................................................................
39,960
Technology ..............................................................................
21,444
Utilities ...................................................................................
19,108
Preferred Stocks
Consumer Discretionary ..........................................................
1,217
Consumer Staples ...................................................................
328
Technology ..............................................................................
353
Short-Term Investments ................................................................
16,557
Other Securities ...........................................................................
2,382
Total Investments .................................................................... 303,067

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 793
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 91 3
Variation margin on futures contracts* 424 —
Total
$ 424 $ 91 3
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 146 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,409
Total
$ 146 $ 1,409
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,547) $ —
Foreign currency exchange contracts — (224)
Total
$ (1,547) $ (224)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 346 $ —
Foreign currency exchange contracts — (641)
Total
$ 346 $ (641)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
794 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,235 $ — $ 2,235
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 913 — 913
Total Financial and Derivative Assets
3,148 — 3,148
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,148 $ — $ 3,14 8
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 345 $ 91 $ 254 $ —
Bank of Nova Scotia
1,272 — 1,272 —
Citigroup
79 9 28 311 4 60
JPMorgan Chase
84 84 — —
Royal Bank of Canada
94 94 — —
Standard Chartered
88 88 — —
UBS
46 6 66 399 1
Total
$ 3,14 8 $ 451 $ 2,236 $ 4 61

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 795
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,409 $ — $ 1,409
Total Financial and Derivative Liabilities
1,409 — 1,409
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,409 $ — $ 1,409
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 449 $ 91 $ — $ 358
Citigroup 28 28 — —
JPMorgan Chase 172 84 — 88
Royal Bank of Canada 17 5 94 — 8 1
Standard Chartered 444 88 — 356
UBS 141 66 — 75
Total
$ 1,40 9 $ 451 $ — $ 95 8
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
796 Multifactor International Equity Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 257,017
Investments, at fair value(*)(>) ......................................................................................................................................................
303,067
Foreign currency holdings(^) ......................................................................................................................................................... 2,786
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 913
Receivables:
Dividends and interest ....................................................................................................................................................... 1,237
Dividends from affiliated funds .......................................................................................................................................... 4
Fund shares sold ................................................................................................................................................................ 684
Foreign capital gains taxes recoverable ............................................................................................................................. 1,839
From broker(a) ................................................................................................................................................................... 1,632
Variation margin on futures contracts ................................................................................................................................. 279
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
312,446
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 361
Accrued fees to affiliates .................................................................................................................................................... 101
Other accrued expenses ..................................................................................................................................................... 149
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,409
Payable upon return of securities loaned ....................................................................................................................................... 2,382
Total liabilities .............................................................................................................................................
4,402
Net Assets ............................................................................................................................................................
$ 308,044

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 797
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (17,307)
Shares of beneficial interest ...........................................................................................................................................................
327
Additional paid-in capital ..............................................................................................................................................................
325,024
Net Assets ............................................................................................................................................................
$ 308,044
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.42
Class M — Net assets ............................................................................................................................................................ $ 21,640,027
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,297,844
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 9.57
Class R6 — Net assets ........................................................................................................................................................... $ 52,033
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 5,438
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.41
Class S — Net assets ............................................................................................................................................................. $ 91,910,973
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 9,770,194
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.41
Class Y — Net assets ............................................................................................................................................................. $ 194,440,644
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 20,661,825
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,911
(*)     Securities on loan included in investments $ 2,235
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 18,939
(a)     Receivable from Broker for Futures $ 1,632
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
798 Multifactor International Equity Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,586
Dividends from affiliated funds ......................................................................................................................................... 8
Securities lending income (net) ......................................................................................................................................... 7
Less foreign taxes withheld ............................................................................................................................................... (497)
Total investment income ...............................................................................................................................................................
5,104
Expenses
Advisory fees .................................................................................................................................................................... 751
Administrative fees ........................................................................................................................................................... 80
Custodian fees ................................................................................................................................................................... 102
Transfer agent fees - Class M ............................................................................................................................................ 21
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 97
Transfer agent fees - Class Y ............................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 50
Registration fees ............................................................................................................................................................... 36
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 13
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,171
Expense reductions ........................................................................................................................................................... (329)
Net expenses .................................................................................................................................................................................
842
Net investment income (loss) ........................................................................................................................................................
4,262
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 5,291
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,547)
Foreign currency exchange contracts ................................................................................................................................ (224)
Foreign currency-related transactions ............................................................................................................................... (182)
Net realized gain (loss) ..................................................................................................................................................................
3,336
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (40,149)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 346
Foreign currency exchange contracts ................................................................................................................................ (641)
Foreign currency-related transactions ............................................................................................................................... (301)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (40,744)
Net realized and unrealized gain (loss) ......................................................................................................................................... (37,408)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (33,146)
**      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 799
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,262 $ 11,089
Net realized gain (loss) ...................................................................................................................... 3,336 59,158
Net change in unrealized appreciation (depreciation) ....................................................................... (40,744) 82,392
Net increase (decrease) in net assets from operations ............................................................................. (33,146) 152,639
Distributions
To shareholders
Class M ......................................................................................................................................... (1,303) (349)
Class R6 ........................................................................................................................................ (3) (1)
Class S ........................................................................................................................................... (5,853) (1,597)
Class Y .......................................................................................................................................... (13,857) (8,434)
Net decrease in net assets from distributions .......................................................................................... (21,016) (10,381)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 10,450 (234,449)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(43,712) (92,191)
Net Assets
Beginning of period .................................................................................................................................
351,756 443,947
End of period ..........................................................................................................................................
$ 308,044 $ 351,756

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
800 Multifactor International Equity Fund
**     Less than 500 shares .
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 453 $ 4,666 1,330 $ 13,207
Proceeds from reinvestment of distributions 129 1,302 36 349
Payments for shares redeemed (186) (1,929) (420) (4,333)
Net increase (decrease)
396 4,039 946 9,223
Class R6
Proceeds from shares sold 1 4 1 11
Proceeds from reinvestment of distributions — ** 3 —** 1
Payments for shares redeemed — — (—)** (5)
Net increase (decrease)
1 7 1 7
Class S
Proceeds from shares sold 1,296 13,302 2,698 28,696
Proceeds from reinvestment of distributions 578 5,853 164 1,597
Payments for shares redeemed (1,194) (12,327) (3,422) (35,155)
Net increase (decrease)
680 6,828 (560) (4,862)
Class Y
Proceeds from shares sold 1,065 10,897 3,533 37,263
Proceeds from reinvestment of distributions 1,370 13,857 868 8,434
Payments for shares redeemed (2,479) (25,178) (26,786) (284,514)
Net increase (decrease)
(44) (424) (22,385) (238,817)
Total increase (decrease)
1,033 $ 10,450 (21,998) $ (234,449)

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
802 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
April 30, 2022* 11.11 .13 (1.16) (1.03) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
Class R6
April 30, 2022* 11.27 .14 (1.18) (1.04) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
Class S
April 30, 2022* 11.08 .13 (1.15) (1.02) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
Class Y
April 30, 2022* 11.10 .13 (1.15) (1.02) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 803
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
9.42 (9.66) 21,640 .83 .49 2.63 16
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
9.57 (9.59) 52 .68 .47 2.65 16
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
9.41 (9.64) 91,911 .83 .64 2.44 16
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
9.41 (9.63) 194,441 .63 .44 2.59 16
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .44 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
804 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 69,416
Administration fees 12,641
Transfer agent fees 17,243
Trustee fees 2,171
$ 101,471
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 2,740 $ 15,657 $ 16,015 $ — $ — $ 2,382 $ — $ —
U.S. Cash Management Fund 19,733 38,077 41,252 (2) 1 16,557 8 —
$ 22,473 $ 53,734 $ 57,267 $ (2) $ 1 $ 18,939 $ 8 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 265,136,093 $ 49,554,531 $ (11,841,799) $ 37,712,732

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Multifactor Bond Fund 805
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 920.40 $ 1,023.51
Expenses Paid During Period* $ 1.24 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
806 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 95.0%
Corporate Bonds and Notes - 24.3%
3M Co.
3.000% due 08/07/25 133 132
Amazon.com, Inc.
0.800% due 06/03/25 145 135
American Tower Corp.
5.000% due 02/15/24 130 133
Bank of America Corp.
4.200% due 08/26/24 131 132
BB&T Corp.
Series dMTN
2.850% due 10/26/24 135 133
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 151
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 121
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 200 201
Capital One Financial Corp.
3.650% due 05/11/27 136 132
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 144
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
6.834% due 10/23/55 99 104
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 196 203
Chevron Corp.
1.554% due 05/11/25 140 133
Citigroup, Inc.
6.625% due 06/15/32 109 122
Coca-Cola Co. (The)
1.125% due 03/09/27 119 123
CubeSmart, LP
4.000% due 11/15/25 148 147
DH Europe Finance II SARL
0.450% due 03/18/28 111 107
DR Horton, Inc.
2.500% due 10/15/24 137 134
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 92
Enterprise Products Operating LLC
3.700% due 02/15/26 207 206
Fidelity National Information Services,
Inc.
0.600% due 03/01/24 144 137
Fiserv, Inc.
2.750% due 07/01/24 138 136
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 149
Huntington Bancshares, Inc.
2.625% due 08/06/24 137 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inter-American Development Bank
3.125% due 09/18/28 550 552
International Business Machines Corp.
3.625% due 02/12/24 132 133
Kinder Morgan, Inc.
4.300% due 06/01/25 147 148
KLA-Tencor Corp.
4.650% due 11/01/24 130 133
McDonald's Corp.
4.700% due 12/09/35 156 158
Medtronic, Inc.
Series WI
3.500% due 03/15/25 93 93
Microsoft Corp.
3.500% due 02/12/35 96 93
Morgan Stanley Direct Lending Fund
4.500% due 02/11/27 (Þ) 161 151
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 144 136
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 91 92
ONEOK, Inc.
4.900% due 03/15/25 148 151
Oracle Corp.
3.950% due 03/25/51 136 103
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 133
PepsiCo, Inc.
3.500% due 07/17/25 148 149
Republic Services, Inc.
2.500% due 08/15/24 136 133
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 158 157
Sherwin-Williams Co. (The)
3.125% due 06/01/24 135 134
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 150
Synchrony Financial
3.700% due 08/04/26 157 150
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 144
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 132
Time Warner Cable LLC
7.300% due 07/01/38 117 131
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 137
Truist Financial Corp.
Series BNKT
3.200% due 04/01/24 135 135
Union Pacific Corp.
3.750% due 07/15/25 203 206
United Parcel Service, Inc.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 04/01/25 203 206
2.400% due 11/15/26 96 91
US Bancorp
1.450% due 05/12/25 141 133
Visa, Inc.
3.150% due 12/14/25 133 132
Walt Disney Co. (The)
1.750% due 08/30/24 139 135
7,872
International Debt - 16.2%
ABJA Investment Co. Pte, Ltd.
5.450% due 01/24/28 200 197
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 89
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 205 206
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 133
Barclays PLC
5.250% due 08/17/45 106 107
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 202
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 206
Bell Canada
Series US-3
0.750% due 03/17/24 144 138
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 202
Brookfield Finance, Inc.
4.350% due 04/15/30 174 172
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 142 141
Canadian National Railway Co.
2.750% due 03/01/26 213 208
Comcast Corp.
0.250% due 05/20/27 EUR 103 100
Danaher Corp.
2.500% due 03/30/30 EUR 164 176
Danone SA
2.589% due 11/02/23 (Þ) 151 150
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 139
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%)(Ê) 144 140
Digital Euro Finco LLC
2.625% due 04/15/24 EUR 116 124
GlaxoSmithKline Capital PLC
3.000% due 06/01/24 135 135
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 107
HSBC Holdings PLC
0.732% due 08/17/24 (SOFR +
0.534%)(Ê) 136 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 35
Marubeni Corp.
1.319% due 09/18/25 206 189
Mitsubishi UFJ Financial Group, Inc.
3.407% due 03/07/24 134 134
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 153 151
Panasonic Corp.
2.679% due 07/19/24 (Þ) 153 149
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 121
Southern Copper Corp.
7.500% due 07/27/35 137 165
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 128
Suncor Energy, Inc.
3.100% due 05/15/25 209 205
SURA Asset Management SA
Series REGS
4.875% due 04/17/24 157 157
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 184
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 140
Walmart, Inc.
4.875% due 09/21/29 EUR 73 92
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 113
Woori Bank
4.750% due 04/30/24 (Þ) 90 92
5,258
Non-US Bonds - 43.4%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 188
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 173
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 101
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 89
Series 162
1.750% due 06/21/51 AUD 40 19
Bank of Montreal
2.370% due 02/03/25 CAD 179 134
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 127
BP Capital Markets PLC
1.953% due 03/03/25 EUR 119 127
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 181

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
808 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bundesobligation Bonds
Series 181
0.010% due 04/11/25 EUR 680 707
Bundesrepublik Deutschland
0.000% due 08/15/50 EUR 40 31
Buoni del Tesoro Poliennali Bonds
Series 0000
1.500% due 06/01/25 EUR 150 159
Caisse d'Amortissement de la Dette
Sociale
0.125% due 12/15/25 GBP 100 117
Commerzbank AG
0.625% due 08/28/24 EUR 123 127
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê) EUR 100 102
2.000% due 07/17/30 EUR 100 93
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 101
Denmark Government International
Bond
1.750% due 11/15/25 DKK 831 122
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 105
Deutsche Telekom International Finance
BV
0.625% due 12/13/24 EUR 123 128
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 78
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 161
Enel Finance International NV
1.000% due 09/16/24 EUR 123 129
European Union
Series NGEU
0.000% due 07/06/26 EUR 205 207
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 179
France Government International Bond
4.000% due 04/25/60 EUR 125 205
1.750% due 05/25/66 (Þ) EUR 64 64
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 176
HSBC Holdings PLC
7.000% due 04/07/38 GBP 50 77
Innogy Finance BV
3.000% due 01/17/24 EUR 147 161
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 138
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 275 213
Series CAC
2.450% due 09/01/50 (Þ) EUR 200 183
Japan 5 Year Government International
Bond
Series 150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.005% due 12/20/26 JPY 14,500 112
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 102,800 795
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 579
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 227
Series 37
1.900% due 09/20/42 JPY 47,000 440
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 350
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 102 107
KfW
0.500% due 09/15/27 EUR 300 306
0.625% due 01/07/28 EUR 205 210
Kingdom of Belgium Government
International Bond
Series 91
0.577% due 10/22/27 (Þ) EUR 280 281
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 131
Merck Financial Services GmbH
0.125% due 07/16/25 EUR 100 101
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 85
MOL Hungarian Oil & Gas PLC
1.500% due 10/08/27 EUR 113 107
National Bank of Canada
2.580% due 02/03/25 CAD 178 134
Natwest Group PLC
1.000% due 05/28/24 EUR 121 127
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 357
Nestle Holdings, Inc.
0.257% due 06/14/26 EUR 123 123
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 150 158
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 85 136
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 40

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway Government International Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 10
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 200 35
Prosus NV
Series REGS
2.031% due 08/03/32 EUR 100 82
Republic of Austria Government
International Bond
0.818% due 02/20/30 (Þ) EUR 195 187
Royal Bank of Canada
0.125% due 07/23/24 EUR 124 128
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 114
SAP SE
1.750% due 02/22/27 EUR 117 125
Schneider Electric SE
0.875% due 03/11/25 EUR 100 104
Shell International Finance BV
0.375% due 08/21/23 CHF 195 201
Sky, Ltd.
2.500% due 09/15/26 EUR 112 122
Societe Generale SA
Series emtn
2.125% due 09/27/28 EUR 100 101
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 720 731
1.200% due 10/31/40 (Þ) EUR 60 52
Series REGS
0.800% due 07/30/27 (Þ) EUR 200 205
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 86
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 SEK 995 74
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 112
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 133
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 119
United Kingdom Gilt
0.125% due 01/30/26 GBP 240 285
1.250% due 10/22/41 GBP 205 222
1.625% due 10/22/54 GBP 244 280
1.750% due 07/22/57 GBP 39 47
Virgin Money UK PLC
Series GMTN
0.375% due 05/27/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.850%)(Ê) EUR 124 129
Volkswagen Group of America Finance
LLC
1.125% due 10/02/23 EUR 100 106
1.375% due 10/16/23 EUR 122 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 06/27/24 GBP 100 123
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 154
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê) EUR 100 86
14,090
United States Government Treasuries - 11.1%
United States Treasury Notes
0.625% due 05/15/30 750 628
0.625% due 08/15/30 600 499
1.125% due 02/15/31 400 345
1.625% due 05/15/31 555 499
1.250% due 08/15/31 800 693
2.250% due 08/15/49 280 239
1.250% due 05/15/50 340 227
2.250% due 02/15/52 530 455
3,585
Total Long-Term Investments
(cost
$34,649
) 30,805
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 915,508(∞) 915
Total Short-Term Investments
(cost $915) 915
Total Investments - 97.8%
(identified cost $35,564) 31,720
Other Assets and Liabilities,
Net - 2.2%
706
Net Assets - 100.0%
32,426

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
810 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
12.6%
AP Moller - Maersk A/S 04/28/22 205,000 100.91 207
206
Bayer US Finance LLC 11/14/19 204,000 101.39 207
202
Bayer US Finance II LLC 11/13/19 204,000 101.84 207
206
Cabot Oil & Gas Corp. 04/28/22 200,000 101.04 202
201
Danone SA 03/24/22 151,000 99.94 151
150
Danske Bank A/S 02/16/21 147,000 101.00 148
139
France Government International Bond 03/14/22 EUR 64,000 121.37 78
64
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 275,000 119.05 327
213
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 200,000 112.42 225
183
Kingdom of Belgium Government International Bond 03/24/22 EUR 280,000 107.24 300
281
Morgan Stanley Direct Lending Fund 03/24/22 161,000 94.29 152
151
Nestle Holdings, Inc. 01/13/22 144,000 98.39 142
136
Netherlands Government International Bond 03/24/22 EUR 150,000 112.16 168
158
NGPL PipeCo LLC 03/24/22 91,000 104.21 95
92
Nissan Motor Acceptance Corp. 03/24/22 153,000 99.80 153
151
Norway Government International Bond 10/29/21 NOK 98,000 11.93 12
10
Panasonic Corp. 03/24/22 153,000 99.30 152
149
Republic of Austria Government International Bond 03/24/22 EUR 195,000 103.56 202
187
Spain Government International Bond 11/12/20 EUR 720,000 129.29 932
731
Spain Government International Bond 12/10/20 EUR 200,000 128.35 257
205
Spain Government International Bond 06/01/21 EUR 60,000 122.98 74
52
Standard Chartered PLC 02/16/21 131,000 109.89 144
128
Woori Bank 03/24/22 90,000 102.91 93 92
4,087
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 4 CAD 505 06/22
(1)
Euro-Bund Futures 2 EUR 307 06/22
(26)
Japanese Mini 10 Year Government Bond Futures 4 JPY 59,788 06/22
(4)
United States 5 Year Treasury Note Futures 14 USD 1,578 06/22
(31)
United States 10 Year Treasury Note Futures 2 USD 238 06/22
(1)
United States 10 Year Ultra Treasury Note Futures 3 USD 387 06/22
(3)
United States Treasury Long Bond Futures 1 USD 141 06/22
(14)
United States Treasury Ultra Bond Futures 3 USD 481 06/22 (23)
Short Positions
United States 5 Year Treasury Note Futures 2 USD 225 06/22 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (103)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 51 AUD 68 06/09/22 (3)
Bank of America USD 552 CAD 708 06/15/22 (1)
Bank of America USD 57 CHF 55 05/02/22 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 811
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 179 EUR 170 06/15/22 1
Bank of America USD 127 GBP 102 06/15/22 1
Bank of America USD 23 NOK 198 06/09/22 (2)
Bank of America USD 6 PLN 27 06/15/22 —
Bank of America USD 7 PLN 30 06/15/22 —
Bank of America AUD 2 USD 2 06/09/22 —
Bank of America AUD 14 USD 10 06/09/22 —
Bank of America AUD 827 USD 606 06/09/22 22
Bank of America AUD 285 USD 209 06/15/22 8
Bank of America CAD 709 USD 552 05/02/22 1
Bank of America CAD 885 USD 691 06/15/22 2
Bank of America CHF 40 USD 43 06/15/22 2
Bank of America CHF 55 USD 57 06/15/22 —
Bank of America CZK 2,436 USD 106 06/15/22 2
Bank of America DKK 308 USD 46 06/15/22 2
Bank of America EUR 162 USD 170 05/02/22 (1)
Bank of America EUR 5 USD 5 05/03/22 —
Bank of America EUR 2,962 USD 3,283 06/15/22 153
Bank of America GBP 3 USD 4 05/03/22 —
Bank of America GBP 99 USD 123 05/03/22 (1)
Bank of America GBP 569 USD 750 06/15/22 34
Bank of America JPY 108,833 USD 943 06/15/22 103
Bank of America MXN 658 USD 31 06/15/22 (1)
Bank of America NOK 31 USD 4 06/09/22 —
Bank of America NOK 2,634 USD 280 06/09/22 (1)
Bank of America NOK 2,656 USD 298 06/09/22 14
Bank of America NOK 36 USD 4 06/15/22 —
Bank of America NZD 22 USD 15 06/15/22 1
Bank of America PLN 197 USD 45 06/15/22 1
Bank of America SEK 316 USD 33 06/15/22 —
Citigroup USD 31 CHF 29 06/09/22 (1)
Citigroup USD 7 GBP 6 06/09/22 —
Citigroup USD 980 GBP 736 06/09/22 (55)
Citigroup CHF — USD — 06/09/22 —
Citigroup CHF 4 USD 4 06/09/22 —
Citigroup CHF 824 USD 898 06/09/22 49
Citigroup GBP 17 USD 22 06/09/22 1
Citigroup GBP 175 USD 231 06/09/22 10
HSBC USD 38 CHF 35 06/15/22 (2)
HSBC USD 724 SEK 7,000 06/15/22 (10)
HSBC NOK 7,000 USD 782 06/15/22 36
JPMorgan Chase USD 391 JPY 45,150 06/15/22 (42)
JPMorgan Chase USD 392 NOK 3,500 06/15/22 (19)
JPMorgan Chase AUD 285 USD 209 06/15/22 8
JPMorgan Chase CAD 885 USD 690 06/15/22 1
JPMorgan Chase CHF 40 USD 43 06/15/22 2
JPMorgan Chase DKK 308 USD 46 06/15/22 2
JPMorgan Chase EUR 2,962 USD 3,269 06/15/22 139
JPMorgan Chase GBP 569 USD 748 06/15/22 33
JPMorgan Chase JPY 108,833 USD 942 06/15/22 102
JPMorgan Chase MXN 658 USD 31 06/15/22 (1)
JPMorgan Chase NOK 36 USD 4 06/15/22 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
812 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NZD 22 USD 15 06/15/22 1
JPMorgan Chase SEK 316 USD 33 06/15/22 —
JPMorgan Chase SEK 3,500 USD 360 06/15/22 3
Royal Bank of Canada USD 32 CAD 40 06/15/22 (1)
Royal Bank of Canada USD 33 EUR 30 06/15/22 (1)
Royal Bank of Canada USD 26 GBP 20 06/15/22 (1)
Royal Bank of Canada USD 391 JPY 45,150 06/15/22 (42)
Royal Bank of Canada USD 392 NOK 3,500 06/15/22 (19)
Royal Bank of Canada AUD 285 USD 209 06/15/22 7
Royal Bank of Canada CAD 885 USD 691 06/15/22 2
Royal Bank of Canada CHF 40 USD 43 06/15/22 2
Royal Bank of Canada DKK 308 USD 46 06/15/22 2
Royal Bank of Canada EUR 2,962 USD 3,282 06/15/22 151
Royal Bank of Canada GBP 569 USD 748 06/15/22 33
Royal Bank of Canada JPY 90,300 USD 723 06/15/22 26
Royal Bank of Canada JPY 108,833 USD 942 06/15/22 102
Royal Bank of Canada MXN 658 USD 31 06/15/22 (1)
Royal Bank of Canada NOK 36 USD 4 06/15/22 —
Royal Bank of Canada NZD 22 USD 15 06/15/22 1
Royal Bank of Canada SEK 316 USD 33 06/15/22 —
Royal Bank of Canada SEK 3,500 USD 362 06/15/22 5
State Street USD 15 AUD 20 06/15/22 (1)
State Street USD 15 AUD 20 06/15/22 (1)
State Street USD 277 CAD 355 06/09/22 —
State Street USD 14 CAD 18 06/15/22 —
State Street USD 20 CAD 25 06/15/22 —
State Street USD 28 CAD 35 06/15/22 (1)
State Street USD 32 CAD 40 06/15/22 (1)
State Street USD 32 EUR 30 05/03/22 —
State Street USD — EUR — 06/09/22 —
State Street USD 145 EUR 130 06/09/22 (8)
State Street USD 32 EUR 30 06/15/22 (1)
State Street USD 55 EUR 50 06/15/22 (2)
State Street USD 71 EUR 65 06/15/22 (2)
State Street USD 88 EUR 80 06/15/22 (4)
State Street USD 100 EUR 92 06/15/22 (3)
State Street USD 33 GBP 25 06/15/22 (1)
State Street USD 48 GBP 37 06/15/22 (2)
State Street USD 1 JPY 142 06/09/22 —
State Street USD 149 JPY 17,220 06/09/22 (16)
State Street USD 25 JPY 3,000 06/15/22 (2)
State Street USD 8 MXN 170 06/15/22 —
State Street USD 2 NZD 3 06/09/22 —
State Street USD 5 NZD 8 06/09/22 —
State Street USD 300 NZD 442 06/09/22 (15)
State Street USD 12 SEK 117 06/09/22 —
State Street USD 276 SEK 2,713 06/09/22 —
State Street USD 9 SEK 90 06/15/22 —
State Street USD 12 SEK 115 06/15/22 —
State Street CHF 60 USD 64 06/15/22 3
State Street JPY 17,362 USD 143 06/09/22 9
State Street JPY 35,275 USD 270 06/09/22 (3)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 813
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street NZD 32 USD 22 06/09/22 1
State Street SEK 28 USD 3 06/09/22 —
State Street SEK 2,802 USD 288 06/09/22 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 813
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 7,872 $ —
$ —
$ 7,872 24.3
International Debt — 5,258 —
—
5,258 16.2
Non-US Bonds — 14,090 —
—
14,090 43.4
United States Government Treasuries — 3,585 —
—
3,585 11.1
Short-Term Investments — — — 915 915 2.8
Total Investments — 30,805 — 915 31,720 97.8
Other Assets and Liabilities, Net
2.2
100.0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 1,080 — — 1,081 3.3
A
Liabilities
Futures Contracts (103) — — — (103) (0.3)
Foreign Currency Exchange Contracts (2) (266) — — (268) (0.8)
Total Other Financial Instruments
*
$ (104) $ 814 $ — $ — $ 710
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2022, see note 2 in the Notes to Financial
Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
381
Austria ................................................................................................
187
Belgium ..............................................................................................
661

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
814 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Canada ................................................................................................
2,310
China ..................................................................................................
82
Colombia .............................................................................................
157
Czech Republic ...................................................................................
101
Denmark .............................................................................................
573
France .................................................................................................
937
Germany .............................................................................................
3,169
Hong Kong ..........................................................................................
203
Hungary ..............................................................................................
107
Italy ....................................................................................................
785
Japan ..................................................................................................
3,127
Luxembourg ........................................................................................
127
Mexico ................................................................................................
85
Netherlands ........................................................................................
715
New Zealand .......................................................................................
40
Norway ................................................................................................
10
Peru ....................................................................................................
165
Poland .................................................................................................
35
Singapore ............................................................................................
197
South Korea ........................................................................................
92
Spain ...................................................................................................
988
Sweden ................................................................................................
74
Switzerland .........................................................................................
123
United Kingdom ..................................................................................
2,635
United States .......................................................................................
13,654
Total Investments ....................................................................
31,720

Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 815
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,081 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 103
Unrealized depreciation on foreign currency exchange contracts 268 —
Total
$ 26 8 $ 103
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (201)
Credit default swap contracts 38 — —
Foreign currency exchange contracts — 1,148 —
Total
$ 38 $ 1,148 $ (201)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (45)
Credit default swap contracts 10 — —
Foreign currency exchange contracts — 523 —
Total
$ 10 $ 523 $ (45)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
816 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,081 $ — $ 1,081
Total Financial and Derivative Assets
1,081 — 1,081
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,081 $ — $ 1,081
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 346 $ 7 $ — $ 339
Citigroup
61 56 — 5
HSBC
36 10 — 26
JPMorgan Chase
290 5 — 285
Royal Bank of Canada
332 35 — 297
State Street
16 16 — —
Total
$ 1,081 $ 129 $ — $ 952

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 817
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 268 $ — $ 268
Total Financial and Derivative Liabilities
268 — 268
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 268 $ — $ 268
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 7 $ 7 $ — $ —
Citigroup 56 56 — —
HSBC 12 10 — 2
JPMorgan Chase 63 5 — 58
Royal Bank of Canada 67 35 — 32
State Street 63 16 — 47
Total
$ 268 $ 129 $ — $ 139
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
818 Multifactor Bond Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 35,564
Investments, at fair value(>) ...........................................................................................................................................................
31,720
Foreign currency holdings(^) ......................................................................................................................................................... 187
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,081
Receivables:
Dividends and interest ....................................................................................................................................................... 213
Investments sold ................................................................................................................................................................ 2,210
From affiliates .................................................................................................................................................................... 18
From broker(a) ................................................................................................................................................................... 161
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
35,591
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 2,305
Fund shares redeemed ....................................................................................................................................................... 366
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 120
Variation margin on futures contracts ................................................................................................................................. 104
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 268
Total liabilities .............................................................................................................................................
3,165
Net Assets ............................................................................................................................................................
$ 32,426

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 819
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (3,517)
Shares of beneficial interest ...........................................................................................................................................................
36
Additional paid-in capital ..............................................................................................................................................................
35,907
Net Assets ............................................................................................................................................................
$ 32,426
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 8.90
Class Y — Net assets ............................................................................................................................................................. $ 32,426,420
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 3,644,750
Amounts in thousands
(^)     Foreign currency holdings - cost $ 189
(>)     Investments in affiliates, U.S. Cash Management Fund $ 915
(a)     Receivable from Broker for Futures $ 161
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
820 Multifactor Bond Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 1
Interest .............................................................................................................................................................................. 238
Total investment income ...............................................................................................................................................................
239
Expenses
Advisory fees .................................................................................................................................................................... 27
Administrative fees ........................................................................................................................................................... 9
Custodian fees ................................................................................................................................................................... 62
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 64
Registration fees ............................................................................................................................................................... 12
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 5
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 187
Expense reductions ........................................................................................................................................................... (139)
Net expenses .................................................................................................................................................................................
48
Net investment income (loss) ........................................................................................................................................................
191
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (709)
Futures contracts .............................................................................................................................................................. (201)
Foreign currency exchange contracts ................................................................................................................................ 1,148
Credit default swap contracts ............................................................................................................................................ 38
Foreign currency-related transactions ............................................................................................................................... (2)
Net realized gain (loss) ..................................................................................................................................................................
274
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (3,869)
Futures contracts .............................................................................................................................................................. (45)
Foreign currency exchange contracts ................................................................................................................................ 523
Credit default swap contracts ............................................................................................................................................ 10
Foreign currency-related transactions ............................................................................................................................... (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (3,384)
Net realized and unrealized gain (loss) ......................................................................................................................................... (3,110)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (2,919)

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 821
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 191 $ 544
Net realized gain (loss) ...................................................................................................................... 274 2,512
Net change in unrealized appreciation (depreciation) ....................................................................... (3,384) (3,000)
Net increase (decrease) in net assets from operations ............................................................................. (2,919) 56
Distributions
To shareholders
Class Y .......................................................................................................................................... (1,752) (2,386)
Net decrease in net assets from distributions .......................................................................................... (1,752) (2,386)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (2,264) (29,062)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(6,935) (31,392)
Net Assets
Beginning of period .................................................................................................................................
39,361 70,753
End of period ..........................................................................................................................................
$ 32,426 $ 39,361

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
822 Multifactor Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 12 $ 116 611 $ 6,202
Proceeds from reinvestment of distributions 179 1,752 232 2,386
Payments for shares redeemed (432) (4,132) (3,721) (37,650)
Total increase (decrease)
(241) $ (2,264) (2,878) $ (29,062)

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
824 Multifactor Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class Y
April 30, 2022* 10.13 .05 (.82) (.77) (.18) (.28)
Octobe r 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(8) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 825
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.46) 8.90 (7.96) 32,426 1.03 .26 .96 47
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
826 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 20 2 2 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 1,333
Transfer agent fees 134
Trustee fees 526
$ 1,993
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,601 $ 5,790 $ 7,476 $ — $ — $ 915 $ 1 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 35,976,998 $ 938,909 $ (4,487,275) $ (3,548,366)

Russell Investment Company
Notes to Schedules of Investments — April 30, 2022 (Unaudited)
Notes to Schedules of Investments 827
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2022 (Unaudited)
828 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO - India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2022 (Unaudited)
Notes to Financial Highlights 829
* For the period ended April 30, 2022 (Unaudited).
(1) For the period February 28, 2017 (inception date) to October 31, 2017.
(2) For the period March 7, 2017 (inception date) to October 31, 2017.
(3) For the period March 16, 2017 (inception date) to October 31, 2017.
(4) For the period August 30, 2017 (inception date) to October 31, 2017.
(5) For the period September 28, 2017 (inception date) to October 31, 2017.
(6) For the period April 26, 2018 (inception date) to October 31, 2018.
(7) For the period June 10, 2019 (inception date) to October 31, 2019.
(8) For the period November 13, 2019 (inception date) to October 31, 2020.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 0.83% 0.67%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
April 30, 2022 N/A N/A N/A N/A
October 31, 2021 N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74%
0.64%
0.73%
October 31, 2018 0.99% 1.74%
0.64%
0.74%
October 31, 2017 1.01% 1.76%
0.68%
0.76%
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2022 1.26% 2.01% 0.87% 0.83% 0.97% 0.81%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(i) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — April 30, 2022 (Unaudited)
830 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2022.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 831
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
832 Notes to Financial Statements
described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed Real Assets, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real
Estate Securities, Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended April 30, 2022.
The Emerging Markets, Tax-Managed International Equity and Opportunistic Credit Funds had transfers out of Level 2 into Level
3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond, Multi-Strategy Income and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which inputs became observable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not
Emerging Markets Fund $ 258,871
Tax-Managed International Equity Fund 71,712
Opportunistic Credit Fund 502,533
Short Duration Bond Fund $ 301,653
Multi-Strategy Income Fund 226,356
Multi-Asset Growth Strategy Fund 328,020

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 833
readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
834 Notes to Financial Statements
on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2018 through October 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond and Multifactor Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Strategic Equity, Global
Infrastructure, Global Real Estate Securities, Multi-Strategy
Income, Multi-Asset Growth Strategy and Multifactor U.S. Equity
Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, and Multifactor
International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 835
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M,
Class R6, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2022. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
836 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of
Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2022, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 837
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
838 Notes to Financial Statements
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2022, the following Funds purchased or sold options primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 839
one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
840 Notes to Financial Statements
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2022, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 841
For the period ended April 30, 2022, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2022, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2022, the Multi-Asset Growth Strategy Fund entered into total return swaps primarily for return enhancement, hedging and exposing cash to markets
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended April 30, 2022, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging.
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
842 Notes to Financial Statements
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 843
have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap Equity
Fund currently engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State
Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile.
However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from
State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’
custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of April 30, 2022, the market value of securities on loan through the reciprocal lending program were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
844 Notes to Financial Statements
As of April 30, 2022, the Sustainable Equity Fund held $14,414,560, and the U.S. Small Cap Equity Fund held $26,312,019 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may
Amount
Sustainable Equity Fund
$ 10,387,295
U.S. Small Cap Equity Fund
32,445,233

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 845
be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
846 Notes to Financial Statements
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 847
not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However,

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
848 Notes to Financial Statements
subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of
LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a
Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses.
Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/
or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 849
3. Investment Transactions
Securities
During the period ended April 30, 2022, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended April 30, 2022, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
Purchases Sales
Equity Income Fund $ 33,267,969 $ 34,386,268
Sustainable Equity Fund 171,641,451 197,030,366
U.S. Strategic Equity Fund 1,238,818,815 1,525,214,208
U.S. Small Cap Equity Fund 525,802,153 683,868,292
International Developed Markets Fund 309,621,621 348,462,944
Global Equity Fund 247,135,771 311,219,096
Emerging Markets Fund 375,642,301 382,018,333
Tax-Managed U.S. Large Cap Fund 1,018,112,599 682,790,963
Tax-Managed U.S. Mid & Small Cap Fund 487,740,361 397,013,473
Tax-Managed International Equity Fund 1,105,721,753 794,489,889
Tax-Managed Real Assets Fund 269,795,967 166,097,157
Opportunistic Credit Fund 166,520,097 132,973,760
Unconstrained Total Return Fund 55,416,626 57,994,919
Strategic Bond Fund 691,376,174 739,761,840
Investment Grade Bond Fund 81,207,590 149,507,669
Short Duration Bond Fund 88,075,840 59,646,129
Tax-Exempt High Yield Bond Fund 492,103,327 287,430,518
Tax-Exempt Bond Fund 1,152,241,493 618,079,948
Global Infrastructure Fund 26,409,739 38,071,708
Global Real Estate Securities Fund 253,900,085 288,996,628
Multi-Strategy Income Fund 291,580,617 330,278,313
Multi-Asset Growth Strategy Fund 316,375,022 335,325,156
Multifactor U.S. Equity Fund 93,889,628 163,747,776
Multifactor International Equity Fund 49,397,729 53,906,688
Multifactor Bond Fund 13,854,540 12,055,273
Purchases Sales
Opportunistic Credit Fund $ 2,690,205 $ 2,373,590
Unconstrained Total Return Fund 46,080,028 67,608,906
Strategic Bond Fund 127,306,463 333,660,926
Investment Grade Bond Fund 123,124,380 163,668,882
Short Duration Bond Fund 72,010,266 49,472,996
Multi-Strategy Income Fund 309,876,331 308,839,685
Multi-Asset Growth Strategy Fund 383,904,539 369,674,791
Multifactor Bond Fund 2,236,508 4,621,790

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
850 Notes to Financial Statements
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 851
Funds Asset Level Fee
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
852 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 853
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2022.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2023, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2022 was $64,069.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $76,949. There were no reimbursements for the period ended April 30, 2022.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis.
Advisory Administrative
Equity Income Fund
$ 704,755 $ 61,518
Sustainable Equity Fund
743,911 64,929
U.S. Strategic Equity Fund
14,270,070 961,884
U.S. Small Cap Equity Fund
4,856,583 333,047
International Developed Markets Fund
6,730,923 461,605
Global Equity Fund
5,872,901 299,346
Emerging Markets Fund
6,840,171 285,606
Tax-Managed U.S. Large Cap Fund
20,203,355 1,492,513
Tax-Managed U.S. Mid & Small Cap Fund
6,565,257 325,171
Tax-Managed International Equity Fund
11,856,568 691,028
Tax-Managed Real Assets Fund
3,557,958 200,974
Opportunistic Credit Fund
3,524,287 169,191
Unconstrained Total Return Fund
819,995 39,366
Strategic Bond Fund
8,810,231 911,626
Investment Grade Bond Fund
904,266 173,638
Short Duration Bond Fund
866,828 92,480
Tax-Exempt High Yield Bond Fund
4,169,843 400,388
Tax-Exempt Bond Fund
6,572,580 1,051,835
Global Infrastructure Fund
551,089 21,165
Global Real Estate Securities Fund
3,156,482 189,416
Multi-Strategy Income Fund
2,153,226 137,822
Multi-Asset Growth Strategy Fund
3,959,721 223,638
Multifactor U.S. Equity Fund
1,113,261 178,140
Multifactor International Equity Fund
751,226 80,145
Multifactor Bond Fund
27,277 8,730

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
854 Notes to Financial Statements
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $4,550,126. There were no reimbursements for the period ended April 30, 2022.
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $279,373. There were no reimbursements for the period ended April 30, 2022.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2022 was $1,513,531. There were no reimbursements for the period ended April 30, 2022.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2022 was $1,867,785.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $64,143. There were no reimbursements for the period ended April 30, 2022.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $60,928. There were no reimbursements for the period ended April 30, 2022.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $1,157,285. There were no reimbursements for the period ended April 30, 2022.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 855
investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $310,890. There were no reimbursements for the period ended April 30, 2022.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.581%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2022 was $1,476,676.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $574,345. There were no reimbursements for the period ended April 30, 2022.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2022 was $2,080,087. There were no reimbursements for the period ended April 30, 2022.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $184,271. There were no reimbursements for the period ended April 30, 2022.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2022 was $277,385.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $1,192,728. There were no reimbursements for the period ended April 30, 2022.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $383,844. There were no reimbursements for the period ended April 30, 2022.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2023, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2022 was $197,280.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
856 Notes to Financial Statements
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $1,060,023. There were no reimbursements for the period ended April 30, 2022.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2022 was
$1,289,297. There were no reimbursements for the period ended April 30, 2022.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $189,999. There were no reimbursements for the period ended April 30, 2022.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2022 was $313,200. There were no reimbursements for the period ended April 30, 2022.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed
0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2022 was $27,277. The total amount of the reimbursement for the period ended April 30, 2022 was $111,302.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2022 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 857
RIFUS has contractually agreed to waive, through February 28, 2023, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 236,723
Sustainable Equity Fund
261,172
U.S. Strategic Equity Fund
4,007,474
U.S. Small Cap Equity Fund
1,244,891
International Developed Markets Fund
1,867,782
Global Equity Fund
153,050
Emerging Markets Fund
1,108,299
Tax-Managed U.S. Large Cap Fund
6,217,774
Tax-Managed U.S. Mid & Small Cap Fund
1,354,660
Tax-Managed International Equity Fund
2,878,727
Tax-Managed Real Assets Fund
837,166
Opportunistic Credit Fund
701,670
Unconstrained Total Return Fund
99,046
Strategic Bond Fund
3,067,179
Investment Grade Bond Fund
684,903
Short Duration Bond Fund
261,744
Tax-Exempt High Yield Bond Fund
1,667,937
Tax-Exempt Bond Fund
4,381,720
Global Infrastructure Fund
81,918
Global Real Estate Securities Fund
673,210
Multi-Strategy Income Fund
428,945
Multi-Asset Growth Strategy Fund
788,298
Multifactor U.S. Equity Fund
165,417
Multifactor International Equity Fund
123,342
Multifactor Bond Fund
800
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
858 Notes to Financial Statements
For the period ended April 30, 2022, the total transfer agency fee waivers are as follows:
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 38,209
Sustainable Equity Fund 41,743
U.S. Strategic Equity Fund 730,623
U.S. Small Cap Equity Fund 321,784
International Developed Markets Fund 539,904
Global Equity Fund 3,663
Emerging Markets Fund 185,425
Tax-Managed U.S. Large Cap Fund 762,928
Tax-Managed U.S. Mid & Small Cap Fund 490,414
Tax-Managed International Equity Fund 396,435
Tax-Managed Real Assets Fund 134,453
Opportunistic Credit Fund 446,010
Unconstrained Total Return Fund 14,053
Strategic Bond Fund 1,226,223
Investment Grade Bond Fund 162,619
Short Duration Bond Fund 160,868
Tax-Exempt High Yield Bond Fund 419,358
Tax-Exempt Bond Fund 1,920,454
Global Infrastructure Fund 12,505
Global Real Estate Securities Fund 59,869
Multi-Strategy Income Fund 25,178
Multi-Asset Growth Strategy Fund 79,176
Multifactor U.S. Equity Fund 16,947
Multifactor International Equity Fund 16,104

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 859
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and Class
C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2022:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
860 Notes to Financial Statements
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC
(“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS.
RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions,
(ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended April 30, 2022, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ — $ 40,627 $ 5,830
Sustainable Equity Fund — 2,947 515
U.S. Strategic Equity Fund — 7,477 1,404
U.S. Small Cap Equity Fund — 5,267 977
International Developed Markets Fund — 4,615 897
Global Equity Fund — 4,765 887
Emerging Markets Fund — 2,463 482
Tax-Managed U.S. Large Cap Fund — 74,915 12,036
Tax-Managed U.S. Mid & Small Cap Fund 177 26,264 4,239
Tax-Managed International Equity Fund 4,930 30,734 5,271
Tax-Managed Real Assets Fund — 5,297 910
Opportunistic Credit Fund — 1,600 318
Strategic Bond Fund — 3,859 748
Investment Grade Bond Fund — 504 91
Short Duration Bond Fund — 454 90
Tax-Exempt High Yield Bond Fund — 5,633 1,144
Tax-Exempt Bond Fund — 12,163 2,489
Global Infrastructure Fund — 2,150 370
Global Real Estate Securities Fund — 12,666 2,019
Multi-Strategy Income Fund — 19,862 4,145
Multi-Asset Growth Strategy Fund — 672 121
Multifactor U.S. Equity Fund — 7,780 1,417

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 861
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each
Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,039,067.
5. Federal Income Taxes
As of April 30, 2022, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of April 30, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Purchases Sales
Realized Gain (Loss)
Tax-Exempt High Yield Bond Fund
$ 11,702 $ 2,782
$ (120)
Tax-Exempt Bond Fund
72,124 69,297
(3,052)
No Expiration
Funds Short-Term Long-Term Totals
Tax-Managed U.S. Large Cap Fund $ 43,595,356 $ — $ 43,595,356
Tax-Managed International Equity Fund 263,887,494 — 263,887,494
Tax-Managed Real Assets Fund 16,152,547 — 16,152,547
Opportunistic Credit Fund 8,961,565 36,049,890 45,011,455
Unconstrained Total Return Fund — 18,094,998 18,094,998
Tax-Exempt High Yield Bond Fund 13,695,272 — 13,695,272
Tax-Exempt Bond Fund 24,771,749 2,572,312 27,344,061
Multifactor International Equity Fund 41,600,376 14,922,731 56,523,107
# of Shareholders %
Equity Income Fund
3 51.4
Sustainable Equity Fund
3 50.5
U.S. Strategic Equity Fund
4 80.1
U.S. Small Cap Equity Fund
4 71.6
International Developed Markets Fund
4 75.2
Global Equity Fund
3 67.3
Emerging Markets Fund
4 73.1
Tax-Managed U.S. Large Cap Fund
4 77.8
Tax-Managed U.S. Mid & Small Cap Fund
5 85.6
Tax-Managed International Equity Fund
4 80.5
Tax-Managed Real Assets Fund
4 75.9
Opportunistic Credit Fund
4 85.4
Unconstrained Total Return Fund
5 60.0
Strategic Bond Fund
4 62.5
Investment Grade Bond Fund
3 68.9
Short Duration Bond Fund
4 71.3
Tax-Exempt High Yield Bond Fund
4 81.0

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
862 Notes to Financial Statements
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. For the period ended April 30, 2022, the Funds had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2022.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Tax-Exempt Bond Fund
4 78.2
Global Infrastructure Fund
2 51.7
Global Real Estate Securities Fund
3 61.9
Multi-Strategy Income Fund
2 50.7
Multi-Asset Growth Strategy Fund
4 63.1
Multifactor U.S. Equity Fund
5 89.1
Multifactor International Equity Fund
4 78.4
Multifactor Bond Fund
2 100.0

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2022 (Unaudited)
Affiliated Brokerage Transactions 863
As discussed in Note 4 in the Notes to financial statements contained in this semi-annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that
RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds. Brokerage commission amounts received by broker/dealers that were affiliated with the Funds,
RIM or the relevant money managers for the period ended April 30, 2022 were as follows:
Fund Name
Affiliated Broker
RIIS UBS
Financial
Services Inc.
Robert W.
Baird & Co.
Inc.
Equity Income Fund $ 3,167 $ — $ —
Sustainable Equity Fund 3,185 205 —
U.S. Strategic Equity Fund 89,756 — —
U.S. Small Cap Equity Fund 93,493 392 154
International Developed Markets Fund 87,448 — —
Global Equity Fund 45,849 — —
Emerging Markets Fund 110,331 — —
Tax-Managed U.S. Large Cap Fund 41,354 — —
Tax-Managed U.S. Mid & Small Cap Fund 89,942 — —
Tax-Managed International Equity Fund 286,492 — —
Tax-Managed Real Assets Fund 47,111 — —
Investment Grade Bond Fund — 6,345 —
Global Infrastructure Fund 6,518 — —
Global Real Estate Securities Fund 48,475 — —
Multi-Strategy Income Fund 54,451 — —
Multi-Asset Growth Strategy Fund 41,164 — —
Multifactor U.S. Equity Fund 6,482 — —
Multifactor International Equity Fund 13,004 — —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
864 Basis for Approval of Investment Advisory Contracts
Quarterly Approval of Money Manager Contracts
The Board received the following proposals from RIM during the period:
(1) at the quarterly Board meeting held on December 7, 2021, to approve new portfolio management contracts for the Tax-Managed U.S.
Mid & Small Cap Fund, Sustainable Equity Fund and the Multi-Strategy Income Fund; and
(2) at the quarterly meeting held on March 1, 2022, to approve new portfolio management contracts for the Multi-Asset Growth Strategy
Fund and the Multi-Strategy Income Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of
Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning
Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 21, 2021 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — April 30, 2022 (Unaudited)
Shareholder Requests for Additional Information 865
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — April 30, 2022
(Unaudited)
866 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and
services
outsourcing
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 867
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities
Fund (investment company)
40 Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
868 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 869
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
870 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 871
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
872 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Administrative Officer, Russell Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and services company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017 and February 2020 to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2022 (Unaudited)
Adviser, Money Managers and Service Providers 873
Independent Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jermey May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisors, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom & Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London, United
Kingdom & Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., Nashville, TN
Axiom International Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race &Zollo, Inc., Winter Park, FL
Polen Capital Management, LLC, Boca Raton, FL
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., Nashville, TN
Intermede Investment Partners Limited, London, United
Kingdom & Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Grantham, Mayo, Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2022 (Unaudited)
874 Adviser, Money Managers and Service Providers
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Co. LLC, New York, NY
Unconstrained Total Return Fund
Ardea Investment Management Pty Ltd, Sydney, Australia
Hermes Investment Management Limited, London, United
Kingdom
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena, CA
and Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena, CA
and Western Asset Management Company Limited, London,
United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
Easterly Investment Partners LLC, Beverly, MA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Oaktree Fund Advisors, LLC, Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
Easterly Investment Partners LLC, Beverly, MA
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Hermes Investment Management Limited, London, UK
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Fund Advisors, LLC., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor Bond, Multifactor U.S. Equity, and Multifactor International
Equity Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2022 SEMI-ANNUAL REPORT
LifePoints
®
Funds
April 30, 2022
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on five
of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Report
April 30, 2022 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Conservative Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 907.90 $ 1,022.36
Expenses Paid During Period* $ 2.32 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.60 $ 1,018.65
Expenses Paid During Period* $ 5.85 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 908.80 $ 1,023.95
Expenses Paid During Period* $ 0.80 $ 0.85
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
4 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 907.30 $ 1,022.71
Expenses Paid During Period* $ 1.99 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 906.40 $ 1,021.47
Expenses Paid During Period* $ 3.17 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 908.40 $ 1,023.31
Expenses Paid During Period* $ 1.42 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 1.9%
Global Real Estate Securities Fund Class Y 66,633 2,259
Domestic Equities - 8.2%
Multifactor U.S. Equity Fund Class Y 329,800 5,056
U.S. Small Cap Equity Fund Class Y 174,927 4,478
9,534
Fixed Income - 66.8%
Multifactor Bond Fund Class Y 664,883 5,917
Short Duration Bond Fund Class Y 643,670 11,863
Strategic Bond Fund Class Y 6,265,865 60,341
78,121
International Equities - 8.3%
Emerging Markets Fund Class Y 176,275 2,882
Global Equity Fund Class Y 277,994 2,266
Multifactor International Equity Fund Class Y 487,218 4,584
9,732
Multi-Asset - 14.9%
Multi-Strategy Income Fund Class Y 1,792,369 17,404
Total Investments in Affiliated Funds
(cost $119,823) 117,050
Total Investments - 100.1%
(identified cost $119,823) 117,050
Other Assets and Liabilities, Net - (0.1)%
(75)
Net Assets - 100.0%
116,975

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 119,823
Investments, at fair value(>) ...........................................................................................................................................................
117,050
Receivables:
Fund shares sold ................................................................................................................................................................ 370
From affiliates .................................................................................................................................................................... 9
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
117,430
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 57
Fund shares redeemed ....................................................................................................................................................... 286
Accrued fees to affiliates .................................................................................................................................................... 71
Other accrued expenses ..................................................................................................................................................... 41
Total liabilities .............................................................................................................................................
455
Net Assets ............................................................................................................................................................
$ 116,975

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (3,33 2 )
Shares of beneficial interest ...........................................................................................................................................................
135
Additional paid-in capital ..............................................................................................................................................................
120,17 2
Net Assets ............................................................................................................................................................
$ 116,975
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.31
Class A — Net assets ............................................................................................................................................................. $ 41,084,635
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 4,686,974
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.52
Class C — Net assets ............................................................................................................................................................. $ 49,329,812
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 5,787,734
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 8.89
Class R1 — Net assets ........................................................................................................................................................... $ 818,206
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 91,998
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 8.79
Class R4 — Net assets ........................................................................................................................................................... $ 5,247,818
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 596,719
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 8.85
Class R5 — Net assets ........................................................................................................................................................... $ 4,795,749
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 541,949
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.88
Class S — Net assets ............................................................................................................................................................. $ 15,698,772
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 1,767,486
Amounts in thousands
(>)     Investments in affiliated funds $ 117,050
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 3,761
Expenses
Advisory fees .................................................................................................................................................................... 132
Administrative fees ........................................................................................................................................................... 28
Custodian fees ................................................................................................................................................................... 24
Distribution fees - Class A ................................................................................................................................................ 57
Distribution fees - Class C ................................................................................................................................................ 210
Distribution fees - Class R5 .............................................................................................................................................. 7
Transfer agent fees - Class A ............................................................................................................................................ 45
Transfer agent fees - Class C ............................................................................................................................................. 56
Transfer agent fees - Class R1 .......................................................................................................................................... 1
Transfer agent fees - Class R4 .......................................................................................................................................... 6
Transfer agent fees - Class R5 .......................................................................................................................................... 6
Transfer agent fees - Class S ............................................................................................................................................. 18
Professional fees ............................................................................................................................................................... 22
Registration fees ............................................................................................................................................................... 40
Shareholder servicing fees - Class C ................................................................................................................................. 70
Shareholder servicing fees - Class R4 ............................................................................................................................... 7
Shareholder servicing fees - Class R5 ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ...................................................................................................................................................................... 11
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 757
Expense reductions ........................................................................................................................................................... (239)
Net expenses .................................................................................................................................................................................
518
Net investment income (loss) ........................................................................................................................................................
3,243
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (67)
Capital gain distributions from affiliated funds ................................................................................................................. 1,845
Net realized gain (loss) ..................................................................................................................................................................
1,778
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (1 7 , 500 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (17,500)
Net realized and unrealized gain (loss) ......................................................................................................................................... (15,722)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (12,479)

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,243 $ 1,958
Net realized gain (loss) ...................................................................................................................... 1,778 5,223
Net change in unrealized appreciation (depreciation) ....................................................................... (17,500) 6,351
Net increase (decrease) in net assets from operations ............................................................................. (12,479) 13,532
Distributions
To shareholders
Class A .......................................................................................................................................... (2,994) (1,019)
Class C .......................................................................................................................................... (3,800) (1,246)
Class R1 ........................................................................................................................................ (72) (69)
Class R4 ........................................................................................................................................ (392) (135)
Class R5 ........................................................................................................................................ (384) (123)
Class S ........................................................................................................................................... (1,260) (463)
Net decrease in net assets from distributions .......................................................................................... (8,902) (3,055)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (8,781) (20,838)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(30,162) (10,361)
Net Assets
Beginning of period .................................................................................................................................
147,137 157,498
End of period ..........................................................................................................................................
$ 116,975 $ 147,137

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 269 $ 2,549 575 $ 5,801
Proceeds from reinvestment of distributions 310 2,978 102 1,014
Payments for shares redeemed (784) (7,665) (892) (9,105)
Net increase (decrease)
(205) (2,138) (215) (2,290)
Class C
Proceeds from shares sold 183 1,699 612 6,097
Proceeds from reinvestment of distributions 403 3,780 126 1,237
Payments for shares redeemed (897) (8,348) (1,952) (19,470)
Net increase (decrease)
(311) (2,869) (1,214) (12,136)
Class R1
Proceeds from shares sold 5 46 44 453
Proceeds from reinvestment of distributions 7 72 7 69
Payments for shares redeemed (111) (1,138) (213) (2,200)
Net increase (decrease)
(99) (1,020) (162) (1,678)
Class R4
Proceeds from shares sold 33 310 118 1,192
Proceeds from reinvestment of distributions 41 392 13 134
Payments for shares redeemed (81) (760) (195) (1,988)
Net increase (decrease)
(7) (58) (64) (662)
Class R5
Proceeds from shares sold 60 587 99 1,01 4
Proceeds from reinvestment of distributions 40 384 13 12 3
Payments for shares redeemed (142) (1,349) (195) (1,996)
Net increase (decrease)
(42) (378) (83) (859)
Class S
Proceeds from shares sold 58 566 349 3,593
Proceeds from reinvestment of distributions 129 1,254 46 460
Payments for shares redeemed (423) (4,138) (705) (7,266)
Net increase (decrease)
(236) (2,318) (310) (3,213)
Total increase (decrease)
(900) $ (8,781) (2,048) $ (20,838)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 10 .32 .24 (1 .13) ( .89) ( .23) ( .43)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04)
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06)
October 31, 2018 9 .97 .24 ( .42) ( .18) ( .24) ( .12)
October 31, 2017 9 .92 .23 .24 .47 ( .22) ( .20)
Class C
April 30, 2022* 10 .07 .21 (1 .12) ( .91) ( .21) ( .43)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04)
October 31, 2020 9 .71 .11 ( .11) — (h) ( .15) ( .09)
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06)
October 31, 2018 9 .86 .17 ( .42) ( .25) ( .18) ( .12)
October 31, 2017 9 .82 .16 .23 .39 ( .15) ( .20)
Class R1
April 30, 2022* 10 .45 .28 (1 .17) ( .89) ( .24) ( .43)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04)
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09)
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06)
October 31, 2018 10 .04 .29 ( .43) ( .14) ( .27) ( .12)
October 31, 2017 9 .99 .31 .20 .51 ( .26) ( .20)
Class R4
April 30, 2022* 10 .35 .25 (1 .15) ( .90) ( .23) ( .43)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04)
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06)
October 31, 2018 9 .98 .25 ( .41) ( .16) ( .25) ( .12)
October 31, 2017 9 .94 .24 .23 .47 ( .23) ( .20)
Class R5
April 30, 2022* 10 .42 .24 (1 .16) ( .92) ( .22) ( .43)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04)
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09)
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06)
October 31, 2018 10 .07 .23 ( .42) ( .19) ( .23) ( .12)
October 31, 2017 10 .02 .22 .24 .46 ( .21) ( .20)
Class S
April 30, 2022* 10 .44 .27 (1 .17) ( .90) ( .23) ( .43)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04)
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09)
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06)
October 31, 2018 10 .05 .27 ( .43) ( .16) ( .26) ( .12)
October 31, 2017 10 .00 .26 .24 .50 ( .25) ( .20)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
( .66) 8 .77 (9 .21) 41,084 .85 .49 2 .54 5
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .36) 9 .43 (1 .85) 58,991 .78 .54 2 .50 7
( .42) 9 .97 4 .97 76,690 .78 .55 2 .35 19
( .64) 8 .52 (9 .64) 49,330 1 .60 1 .24 2 .21 5
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 (— ) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .30) 9 .31 (2 .55) 102,386 1 .53 1 .29 1 .74 7
( .35) 9 .86 4 .12 132,249 1 .53 1 .30 1 .62 19
( .67) 8 .89 (9 .12) 818 .60 .17 2 .84 5
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .39) 9 .51 (1 .45) 6,718 .53 .17 2 .98 7
( .46) 10 .04 5 .34 9,331 .53 .17 3 .18 19
( .66) 8 .79 (9 .27) 5,248 .85 .42 2 .60 5
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .37) 9 .45 (1 .65) 12,636 .78 .42 2 .58 7
( .43) 9 .98 4 .99 13,723 .78 .42 2 .47 19
( .65) 8 .85 (9 .36) 4,796 1 .10 .67 2 .52 5
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .35) 9 .53 (1 .96) 7,713 1 .03 .67 2 .38 7
( .41) 10 .07 4 .79 10,634 1 .03 .67 2 .22 19
( .66) 8 .88 (9 .16) 15,699 .60 .30 2 .76 5
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8
( .38) 9 .51 (1 .66) 29,184 .53 .30 2 .73 7
( .45) 10 .05 5 .19 36,131 .53 .30 2 .62 19

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 4,242
Distribution fees 41,237
Shareholder servicing fees 12,647
Transfer agent fees 12,123
Trustee fees 409
$ 70,658
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 2,948 $ 184 $ 574 $ 25 $ (324) $ 2,259 $ 91 $ 74
Multifactor U.S. Equity Fund 6,636 443 1,191 44 (876) 5,056 79 290
U.S. Small Cap Equity Fund 5,900 1,501 879 (124) (1,920) 4,478 679 653
Multifactor Bond Fund 7,365 323 924 (23) (824) 5,917 301 18
Short Duration Bond Fund 14,729 207 2,269 91 (895) 11,863 170 36
Strategic Bond Fund 75,120 1,242 8,191 (176) (7,654) 60,341 787 340
Emerging Markets Fund 3,654 549 385 (58) (878) 2,882 116 321
Global Equity Fund 2,948 230 461 6 (457) 2,266 118 75
Multifactor International Equity Fund 5,892 411 890 (23) (806) 4,584 343 —
Multi-Strategy Income Fund 22,094 1,159 3,154 171 (2,866) 17,404 1,077 38
$ 147,286 $ 6,249 $ 18,918 $ (67) $ (17,500) $ 117,050 $ 3,761 $ 1,845
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 122,232,252 $ 4,377,019 $ (9,559,499) $ (5,182,480)

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Moderate Strategy Fund 15
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.80 $ 1,022.36
Expenses Paid During Period* $ 2.31 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.30 $ 1,018.65
Expenses Paid During Period* $ 5.85 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 905.70 $ 1,023.60
Expenses Paid During Period* $ 1.13 $ 1.20
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
16 Moderate Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 904.90 $ 1,022.36
Expenses Paid During Period* $ 2.31 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 903.40 $ 1,021.12
Expenses Paid During Period* $ 3.49 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 905.20 $ 1,023.21
Expenses Paid During Period* $ 1.51 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 164,292 5,569
Domestic Equities - 13.3%
Multifactor U.S. Equity Fund Class Y 1,145,686 17,564
U.S. Small Cap Equity Fund Class Y 287,702 7,365
24,929
Fixed Income - 49.5%
Multifactor Bond Fund Class Y 2,979,868 26,521
Strategic Bond Fund Class Y 6,478,794 62,391
Unconstrained Total Return Fund Class Y 435,343 3,796
92,708
International Equities - 24.3%
Emerging Markets Fund Class Y 222,352 3,635
Global Equity Fund Class Y 4,217,984 3 4,377
Multifactor International Equity Fund Class Y 798,143 7,511
45,523
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 1,938,758 18,825
Total Investments in Affiliated Funds
(cost $190,342) 187,554
Total Investments - 100.1%
(identified cost $190,342) 187,554
Other Assets and Liabilities, Net - (0.1)%
(97)
Net Assets - 100.0%
187,457

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 190,342
Investments, at fair value(>) ...........................................................................................................................................................
187,554
Receivables:
Investments sold ................................................................................................................................................................ 1,230
Fund shares sold ................................................................................................................................................................ 47
From affiliates .................................................................................................................................................................... 7
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
188,840
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,236
Accrued fees to affiliates .................................................................................................................................................... 104
Other accrued expenses ..................................................................................................................................................... 43
Total liabilities .............................................................................................................................................
1,383
Net Assets ............................................................................................................................................................
$ 187,457

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (570)
Shares of beneficial interest ...........................................................................................................................................................
208
Additional paid-in capital ..............................................................................................................................................................
187,819
Net Assets ............................................................................................................................................................
$ 187,457
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.67
Class A — Net assets ............................................................................................................................................................. $ 84,424,885
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 9,264,324
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.76
Class C — Net assets ............................................................................................................................................................. $ 61,906,756
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 7,070,808
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.25
Class R1 — Net assets ........................................................................................................................................................... $ 1,618,488
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 174,952
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.14
Class R4 — Net assets ........................................................................................................................................................... $ 8,236,848
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 901,667
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.13
Class R5 — Net assets ........................................................................................................................................................... $ 5,850,648
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 641,142
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.22
Class S — Net assets ............................................................................................................................................................. $ 25,418,885
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,757,333
Amounts in thousands
(>)     Investments in affiliated funds $ 187,554
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 7,439
Expenses
Advisory fees .................................................................................................................................................................... 212
Administrative fees ........................................................................................................................................................... 45
Custodian fees ................................................................................................................................................................... 24
Distribution fees - Class A ................................................................................................................................................ 118
Distribution fees - Class C ................................................................................................................................................ 259
Distribution fees - Class R5 .............................................................................................................................................. 8
Transfer agent fees - Class A ............................................................................................................................................ 94
Transfer agent fees - Class C ............................................................................................................................................. 69
Transfer agent fees - Class R1 .......................................................................................................................................... 2
Transfer agent fees - Class R4 .......................................................................................................................................... 9
Transfer agent fees - Class R5 .......................................................................................................................................... 7
Transfer agent fees - Class S ............................................................................................................................................. 31
Professional fees ............................................................................................................................................................... 25
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ................................................................................................................................. 86
Shareholder servicing fees - Class R4 ............................................................................................................................... 12
Shareholder servicing fees - Class R5 ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 13
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 1,081
Expense reductions ........................................................................................................................................................... (322)
Net expenses .................................................................................................................................................................................
759
Net investment income (loss) ........................................................................................................................................................
6,680
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 157
Capital gain distributions from affiliated funds ................................................................................................................. 4,189
Net realized gain (loss) ..................................................................................................................................................................
4,346
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (31,691)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (31,691)
Net realized and unrealized gain (loss) ......................................................................................................................................... (27,345)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (20,665)

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,680 $ 3,698
Net realized gain (loss) ...................................................................................................................... 4,346 13,049
Net change in unrealized appreciation (depreciation) ....................................................................... (31,691) 22,340
Net increase (decrease) in net assets from operations ............................................................................. (20,665) 39,087
Distributions
To shareholders
Class A .......................................................................................................................................... (9,147) (1,168)
Class C .......................................................................................................................................... (6,820) (830)
Class R1 ........................................................................................................................................ (170) (34)
Class R4 ........................................................................................................................................ (902) (131)
Class R5 ........................................................................................................................................ (678) (76)
Class S ........................................................................................................................................... (3,045) (555)
Net decrease in net assets from distributions .......................................................................................... (20,762) (2,794)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (1,558) (53,661)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(42,985) (17,368)
Net Assets
Beginning of period .................................................................................................................................
230,442 247,810
End of period ..........................................................................................................................................
$ 187,457 $ 230,442

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 141 $ 1,403 638 $ 6,862
Proceeds from reinvestment of distributions 906 9,111 113 1,162
Payments for shares redeemed (872) (8,724) (1,646) (17,607)
Net increase (decrease)
175 1,790 (895) (9,583)
Class C
Proceeds from shares sold 182 1,778 271 2,812
Proceeds from reinvestment of distributions 703 6,811 83 828
Payments for shares redeemed (793) (7,804) (2,366) (24,433)
Net increase (decrease)
92 785 (2,012) (20,793)
Class R1
Proceeds from shares sold 8 77 25 267
Proceeds from reinvestment of distributions 17 17 0 3 34
Payments for shares redeemed (14) (13 8 ) (194) (2,104)
Net increase (decrease)
11 109 (166) (1,803)
Class R4
Proceeds from shares sold 90 964 151 1,617
Proceeds from reinvestment of distributions 89 902 13 131
Payments for shares redeemed (160) (1,627) (459) (4,868)
Net increase (decrease)
19 239 (295) (3,120)
Class R5
Proceeds from shares sold 57 569 74 794
Proceeds from reinvestment of distributions 67 677 7 76
Payments for shares redeemed (151) (1,500) (128) (1,374)
Net increase (decrease)
(27) (254) (47) (504)
Class S
Proceeds from shares sold 98 991 447 4,877
Proceeds from reinvestment of distributions 299 3,041 54 553
Payments for shares redeemed (805) (8,259) (2,174) (23,288)
Net increase (decrease)
(408) (4,227) (1,673) (17,858)
Total increase (decrease)
(138) $ (1,558) (5,088) $ (53,661)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2022* 11.11 .33 (1.30) (.97) (.33) (.70)
October 31, 2021 9.59 .18 1.46 1.64 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
Class C
April 30, 2022* 10.73 .27 (1.23) (.96) (.31) (.70)
October 31, 2021 9.32 .10 1.41 1.51 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
Class R1
April 30, 2022* 11.25 .35 (1.31) (.96) (.34) (.70)
October 31, 2021 9.70 .22 1.45 1.67 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
Class R4
April 30, 2022* 11.13 .32 (1.28) (.96) (.33) (.70)
October 31, 2021 9.61 .19 1.45 1.64 (.12) —
October 31, 2020 10.43 .22 (.64) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
Class R5
April 30, 2022* 11.13 .33 (1.31) (.98) (.32) (.70)
October 31, 2021 9.63 .15 1.46 1.61 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
Class S
April 30, 2022* 11.22 .35 (1.32) (.97) (.33) (.70)
October 31, 2021 9.68 .22 1.44 1.66 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c )
(1.03) 9.11 (9.62) 84,425 .81 .49 3.25 6
(.12) 11.11 17.18 100,956 .80 .49 1.70 53
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(1.01) 8.76 (9.87) 61,907 1.56 1.24 2.80 6
(.10) 10.73 16.26 74,867 1.55 1.24 .94 53
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(1.04) 9.25 (9.43) 1,618 .56 .24 3.38 6
(.12) 11.25 17.37 1,851 .54 .24 2.04 53
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(1.03) 9.14 (9.51) 8,237 .81 .49 3.19 6
(.12) 11.13 17.14 9,821 .80 .49 1.81 53
(.40) 9.61 (4.25) 11,316 .79 .49 2.24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(1.02) 9.13 (9.66) 5,851 1.05 .74 3.23 6
(.11) 11.13 16.82 7,431 1.05 .74 1.41 53
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(1.03) 9.22 (9.48) 25,419 .55 .32 3.41 6
(.12) 11.22 17.28 35,516 .55 .32 2.07 53
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52
(.38) 10.48 8.62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 6,876
Distribution fees 59,284
Shareholder servicing fees 16,370
Transfer agent fees 21,170
Trustee fees 551
$ 104 , 251
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 6,994 $ 407 $ 1,091 $ 36 $ (777) $ 5,569 $ 218 $ 176
Multifactor U.S. Equity Fund 22,398 1,288 3,226 116 (3,012) 17,564 269 978
U.S. Small Cap Equity Fund 9,315 2,176 822 197 (3,501) 7,365 1,077 1,038
Multifactor Bond Fund 31,997 1,545 3,208 (131) (3,682) 26,521 1,351 81
Strategic Bond Fund 75,339 1,492 6,297 (228) (7,915) 62,391 816 353
Unconstrained Total Return Fund 4,566 132 558 (8) (336) 3,796 111 —
Emerging Markets Fund 4,583 585 327 (17) (1,189) 3,635 148 411
Global Equity Fund 43,205 2,905 4,916 69 (6,886) 34,377 1,748 1,112
Multifactor International Equity Fund 9,256 552 944 52 (1,405) 7,511 550 —
Multi-Strategy Income Fund 22,962 1,227 2,447 71 (2,988) 18,825 1,151 40
$ 230,615 $ 12,309 $ 23,836 $ 157 $ (31,691) $ 187,554 $ 7,439 $ 4,189
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 192,641,443 $ 11,998,327 $ (17,086,034) $ (5,087,707)

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Balanced Strategy Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.80 $ 1,022.46
Expenses Paid During Period* $ 2.22 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 897.80 $ 1,018.74
Expenses Paid During Period* $ 5.74 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 902.70 $ 1,023.51
Expenses Paid During Period* $ 1.23 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
28 Balanced Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.20 $ 1,022.27
Expenses Paid During Period* $ 2.40 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.00 $ 1,021.03
Expenses Paid During Period* $ 3.58 $ 3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 902.40 $ 1,023.21
Expenses Paid During Period* $ 1.51 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Real Estate Securities Fund Class Y 1,001,211 33,941
Domestic Equities - 18.3%
Multifactor U.S. Equity Fund Class Y 8,027,522 123,062
U.S. Small Cap Equity Fund Class Y 1,322,692 33,861
156,923
Fixed Income - 30.4%
Strategic Bond Fund Class Y 25,237,607 243,039
Unconstrained Total Return Fund Class Y 2,013,921 17,561
260,600
International Equities - 39.3%
Emerging Markets Fund Class Y 1,276,139 20,865
Global Equity Fund Class Y 33,506,025 273,074
Multifactor International Equity Fund Class Y 4,583,338 43,129
337,068
Multi-Asset - 8.1%
Multi-Strategy Income Fund Class Y 7,121,429 69,149
Total Investments in Affiliated Funds
(cost $861,001) 857,681
Total Investments - 100.1%
(identified cost $861,001) 857,681
Other Assets and Liabilities, Net - (0.1)%
(487)
Net Assets - 100.0%
857,194

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 861,001
Investments, at fair value(>) ...........................................................................................................................................................
857,681
Receivables:
Investments sold ................................................................................................................................................................ 737
Fund shares sold ................................................................................................................................................................ 262
Prepaid expenses ........................................................................................................................................................................... 10
Total assets .................................................................................................................................................
858,690
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 897
Accrued fees to affiliates .................................................................................................................................................... 480
Other accrued expenses ..................................................................................................................................................... 119
Total liabilities .............................................................................................................................................
1,496
Net Assets ............................................................................................................................................................
$ 857,194

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 17,438
Shares of beneficial interest ...........................................................................................................................................................
897
Additional paid-in capital ..............................................................................................................................................................
838,859
Net Assets ............................................................................................................................................................
$ 857,194
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.25
Class A — Net assets ............................................................................................................................................................. $ 397,355,238
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 41,136,174
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.26
Class C — Net assets ............................................................................................................................................................. $ 274,286,437
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 29,610,314
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.86
Class R1 — Net assets ........................................................................................................................................................... $ 11,001,408
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 1,116,104
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.70
Class R4 — Net assets ........................................................................................................................................................... $ 32,957,841
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,398,478
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.67
Class R5 — Net assets ........................................................................................................................................................... $ 24,547,032
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,537,637
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.85
Class S — Net assets ............................................................................................................................................................. $ 117,045,635
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,885,640
Amounts in thousands
(>)     Investments in affiliated funds $ 857,681
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 34,055
Expenses
Advisory fees .................................................................................................................................................................... 973
Administrative fees ........................................................................................................................................................... 207
Custodian fees ................................................................................................................................................................... 26
Distribution fees - Class A ................................................................................................................................................ 553
Distribution fees - Class C ................................................................................................................................................ 1,179
Distribution fees - Class R5 .............................................................................................................................................. 36
Transfer agent fees - Class A ............................................................................................................................................ 442
Transfer agent fees - Class C ............................................................................................................................................. 314
Transfer agent fees - Class R1 .......................................................................................................................................... 12
Transfer agent fees - Class R4 .......................................................................................................................................... 37
Transfer agent fees - Class R5 .......................................................................................................................................... 29
Transfer agent fees - Class S ............................................................................................................................................. 139
Professional fees ............................................................................................................................................................... 51
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 393
Shareholder servicing fees - Class R4 ............................................................................................................................... 46
Shareholder servicing fees - Class R5 ............................................................................................................................... 36
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ...................................................................................................................................................................... 39
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 4,598
Expense reductions ........................................................................................................................................................... (1,198)
Net expenses .................................................................................................................................................................................
3,400
Net investment income (loss) ........................................................................................................................................................
30,655
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 1,397
Capital gain distributions from affiliated funds ................................................................................................................. 25,451
Net realized gain (loss) ..................................................................................................................................................................
26,848
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (154,597)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (154,597)
Net realized and unrealized gain (loss) ......................................................................................................................................... (127,749)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (97,094)

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 30,655 $ 19,980
Net realized gain (loss) ...................................................................................................................... 26,848 107,837
Net change in unrealized appreciation (depreciation) ....................................................................... (154,597) 131,479
Net increase (decrease) in net assets from operations ............................................................................. (97,094) 259,296
Distributions
To shareholders
Class A .......................................................................................................................................... (62,889) (9,162)
Class C .......................................................................................................................................... (46,543) (4,774)
Class R1 ........................................................................................................................................ (1,649) (380)
Class R4 ........................................................................................................................................ (5,143) (805)
Class R5 ........................................................................................................................................ (4,259) (542)
Class S ........................................................................................................................................... (20,217) (3,377)
Net decrease in net assets from distributions .......................................................................................... (140,700) (19,040)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 36,660 (197,429)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(201,134) 42,827
Net Assets
Beginning of period .................................................................................................................................
1,058,328 1,015,501
End of period ..........................................................................................................................................
$ 857,194 $ 1,058,328

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,364 $ 14,816 2,366 $ 27,503
Proceeds from reinvestment of distributions 5,798 62,567 771 9,109
Payments for shares redeemed (3,906) (42,747) (7,464) (87,348)
Net increase (decrease)
3,256 34,636 (4,327) (50,736)
Class C
Proceeds from shares sold 535 5,657 948 10,893
Proceeds from reinvestment of distributions 4,478 46,470 418 4,765
Payments for shares redeemed (4,247) (44,692) (8,344) (94,211)
Net increase (decrease)
766 7,435 (6,978) (78,553)
Class R1
Proceeds from shares sold 37 414 154 1,853
Proceeds from reinvestment of distributions 150 1,649 32 380
Payments for shares redeemed (41) (472) (884) (10,898)
Net increase (decrease)
146 1,591 (698) (8,665)
Class R4
Proceeds from shares sold 163 1,866 265 3,122
Proceeds from reinvestment of distributions 475 5,143 68 805
Payments for shares redeemed (593) (7,002) (887) (10,389)
Net increase (decrease)
45 7 (554) (6,462)
Class R5
Proceeds from shares sold 148 1,645 249 2,955
Proceeds from reinvestment of distributions 394 4,2 59 46 542
Payments for shares redeemed (594) (6,402) (748) (8,718)
Net increase (decrease)
(52) (498) (453) (5,221)
Class S
Proceeds from shares sold 792 8,710 1,144 13,819
Proceeds from reinvestment of distributions 1,832 20,158 281 3,365
Payments for shares redeemed (3,194) (35,379) (5,487) (64,976)
Net increase (decrease)
(570) (6,511) (4,062) (47,792)
Total increase (decrease)
3,591 $ 36,660 (17,072) $ (197,429)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
April 30, 2022* 12 .40 .35 (1 .41) (1 .06) ( .36) (1 .32) —
October 31, 2021 9 .93 .25 2 .45 2 .70 ( .23) — —
October 31, 2020 11 .08 .27 ( .92) ( .65) ( .23) ( .27) —
October 31, 2019 10 .77 .30 .56 .86 ( .45) — ( .10)
October 31, 2018 11 .87 .33 ( .72) ( .39) ( .34) ( .37) —
October 31, 2017 11 .41 .21 1 .08 1 .29 ( .18) ( .65) —
Class C
April 30, 2022* 11 .97 .30 (1 .37) (1 .07) ( .32) (1 .32) —
October 31, 2021 9 .59 .14 2 .39 2 .53 ( .15) — —
October 31, 2020 10 .74 .19 ( .90) ( .71) ( .17) ( .27) —
October 31, 2019 10 .50 .22 .54 .76 ( .43) — ( .09)
October 31, 2018 11 .61 .24 ( .71) ( .47) ( .27) ( .37) —
October 31, 2017 11 .22 .12 1 .06 1 .18 ( .14) ( .65) —
Class R1
April 30, 2022* 12 .62 .37 (1 .44) (1 .07) ( .37) (1 .32) —
October 31, 2021 10 .10 .30 2 .47 2 .77 ( .25) — —
October 31, 2020 11 .26 .29 ( .93) ( .64) ( .25) ( .27) —
October 31, 2019 10 .92 .35 .54 .89 ( .45) — ( .10)
October 31, 2018 12 .02 .37 ( .74) ( .37) ( .36) ( .37) —
October 31, 2017 11 .54 .34 .99 1 .33 ( .20) ( .65) —
Class R4
April 30, 2022* 12 .45 .35 (1 .42) (1 .07) ( .36) (1 .32) —
October 31, 2021 9 .96 .25 2 .47 2 .72 ( .23) — —
October 31, 2020 11 .12 .28 ( .95) ( .67) ( .22) ( .27) —
October 31, 2019 10 .80 .31 .55 .86 ( .45) — ( .09)
October 31, 2018 11 .90 .33 ( .72) ( .39) ( .34) ( .37) —
October 31, 2017 11 .44 .21 1 .08 1 .29 ( .18) ( .65) —
Class R5
April 30, 2022* 12 .42 .36 (1 .45) (1 .09) ( .34) (1 .32) —
October 31, 2021 9 .95 .21 2 .46 2 .67 ( .20) — —
October 31, 2020 11 .11 .23 ( .92) ( .69) ( .20) ( .27) —
October 31, 2019 10 .81 .27 .57 .84 ( .44) — ( .10)
October 31, 2018 11 .92 .31 ( .74) ( .43) ( .31) ( .37) —
October 31, 2017 11 .47 .19 1 .07 1 .26 ( .16) ( .65) —
Class S
April 30, 2022* 12 .61 .39 (1 .46) (1 .07) ( .37) (1 .32) —
October 31, 2021 10 .09 .29 2 .48 2 .77 ( .25) — —
October 31, 2020 11 .25 .33 ( .98) ( .65) ( .24) ( .27) —
October 31, 2019 10 .91 .34 .55 .89 ( .45) — ( .10)
October 31, 2018 12 .01 .36 ( .74) ( .38) ( .35) ( .37) —
October 31, 2017 11 .54 .22 1 .10 1 .32 ( .20) ( .65) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(1 .68) 9 .66 (9 .82) 397,356 .73 .47 3 .21 6
( .23) 12 .40 27 .33 469,854 .73 .47 2 .09 59
( .50) 9 .93 (6 .10) 419,101 .73 .47 2 .66 37
( .55) 11 .08 8 .58 546,705 .73 .47 2 .86 11
( .71) 10 .77 (3 .52) 611,245 .72 .47 2 .92 11
( .83) 11 .87 12 .05 761,954 .73 .46 1 .83 33
(1 .64) 9 .26 (10 .22) 274,286 1 .48 1 .22 2 .83 6
( .15) 11 .97 26 .49 345,256 1 .48 1 .22 1 .20 59
( .44) 9 .59 (6 .88) 343,712 1 .48 1 .22 1 .86 37
( .52) 10 .74 7 .87 484,422 1 .48 1 .22 2 .10 11
( .64) 10 .50 (4 .26) 592,930 1 .47 1 .22 2 .16 11
( .79) 11 .61 11 .13 788,531 1 .48 1 .21 1 .11 33
(1 .69) 9 .86 (9 .73) 11,001 .48 .26 3 .33 6
( .25) 12 .62 27 .59 12,249 .48 .26 2 .49 59
( .52) 10 .10 (5 .88) 16,852 .48 .26 2 .78 37
( .55) 11 .26 8 .81 19,058 .48 .26 3 .24 11
( .73) 10 .92 (3 .32) 29,630 .47 .26 3 .25 11
( .85) 12 .02 12 .24 44,666 .47 .26 3 .00 33
(1 .68) 9 .70 (9 .88) 32,958 .73 .51 3 .16 6
( .23) 12 .45 27 .40 41,735 .73 .51 2 .08 59
( .49) 9 .96 (6 .22) 38,924 .73 .51 2 .69 37
( .54) 11 .12 8 .64 56,506 .73 .51 2 .89 11
( .71) 10 .80 (3 .55) 62,826 .72 .51 2 .86 11
( .83) 11 .90 11 .94 75,481 .73 .51 1 .88 33
(1 .66) 9 .67 (10 .00) 24,547 .98 .76 3 .24 6
( .20) 12 .42 26 .93 32,161 .98 .76 1 .79 59
( .47) 9 .95 (6 .41) 30,254 .98 .76 2 .28 37
( .54) 11 .11 8 .36 39,329 .98 .76 2 .52 11
( .68) 10 .81 (3 .81) 43,113 .97 .76 2 .70 11
( .81) 11 .92 11 .68 58,230 .98 .76 1 .63 33
(1 .69) 9 .85 (9 .76) 117,046 .48 .32 3 .46 6
( .25) 12 .61 27 .56 157,073 .48 .32 2 .38 59
( .51) 10 .09 (5 .96) 166,658 .48 .32 3 .11 37
( .55) 11 .25 8 .79 281,677 .48 .31 3 .10 11
( .72) 10 .91 (3 .37) 326,777 .47 .32 3 .10 11
( .85) 12 .01 12 .11 411,791 .48 .32 1 .94 33

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 19,979
Administration fees 31,558
Distribution fees 269,026
Shareholder servicing fees 71,761
Transfer agent fees 86,871
Trustee fees 1,150
$ 480,345
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 42,648 $ 2,452 $ 6,579 $ 157 $ (4,737) $ 33,941 $ 1,343 $ 1,088
Multifactor U.S. Equity Fund 156,291 9,111 21,866 659 (21,133) 123,062 1,894 6,901
U.S. Small Cap Equity Fund 42,739 9,893 3,599 754 (15,926) 33,861 4,938 4,754
Strategic Bond Fund 291,429 4,802 21,671 (723) (30,798) 243,039 3,166 1,375
Unconstrained Total Return Fund 20,867 513 2,241 (37) (1,541) 17,561 508 —
Emerging Markets Fund 25,692 3,147 1,118 (42) (6,814) 20,865 831 2,303
Global Equity Fund 342,233 23,144 37,828 202 (54,677) 273,074 13,965 8,881
Multifactor International Equity Fund 52,992 3,164 5,239 222 (8,010) 43,129 3,165 —
Multi-Strategy Income Fund 84,346 4,394 8,835 205 (10,961) 69,149 4,245 149
$ 1,059,237 $ 60,620 $ 108,976 $ 1,397 $ (154,597) $ 857,681 $ 34,055 $ 25,451
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 868,681,596 $ 112,808,012 $ (123,808,934) $ (11,000,922)

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Growth Strategy Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.90 $ 1,022.07
Expenses Paid During Period* $ 2.59 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 896.90 $ 1,018.35
Expenses Paid During Period* $ 6.11 $ 6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.90 $ 1,023.55
Expenses Paid During Period* $ 1.18 $ 1.25
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
40 Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.90 $ 1,022.32
Expenses Paid During Period* $ 2.36 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 899.50 $ 1,021.08
Expenses Paid During Period* $ 3.53 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 901.70 $ 1,023.31
Expenses Paid During Period* $ 1.41 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 1,127,187 38,212
Domestic Equities - 24.4%
Multifactor U.S. Equity Fund Class Y 10,181,416 156,081
U.S. Small Cap Equity Fund Class Y 1,177,253 30,138
186,219
Fixed Income - 11.1%
Strategic Bond Fund Class Y 7,145,958 68,816
Unconstrained Total Return Fund Class Y 1,783,301 15,550
84,366
International Equities - 49.5%
Emerging Markets Fund Class Y 900,079 14,716
Global Equity Fund Class Y 38,460,675 313,454
Multifactor International Equity Fund Class Y 5,312,192 49,988
378,158
Multi-Asset - 10.1%
Multi-Asset Growth Strategy Fund Class Y 7,935,088 76,891
Total Investments in Affiliated Funds
(cost $754,630) 763,846
Total Investments - 100.1%
(identified cost $754,630) 763,846
Other Assets and Liabilities, Net – (0.1)%
(462)
Net Assets - 100.0%
763,384

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 754,630
Investments, at fair value(>) ...........................................................................................................................................................
763,846
Receivables:
Investments sold ................................................................................................................................................................ 1,106
Fund shares sold ................................................................................................................................................................ 167
Prepaid expenses ........................................................................................................................................................................... 8
Total assets .................................................................................................................................................
765,127
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,212
Accrued fees to affiliates .................................................................................................................................................... 432
Other accrued expenses ..................................................................................................................................................... 99
Total liabilities .............................................................................................................................................
1,743
Net Assets ............................................................................................................................................................
$ 763,384

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 31,758
Shares of beneficial interest ...........................................................................................................................................................
713
Additional paid-in capital ..............................................................................................................................................................
730,913
Net Assets ............................................................................................................................................................
$ 763,384
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.84
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.50
Class A — Net assets ............................................................................................................................................................. $ 358,913,932
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 33,104,621
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.16
Class C — Net assets ............................................................................................................................................................. $ 201,418,633
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 19,822,332
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 11.10
Class R1 — Net assets ........................................................................................................................................................... $ 6,094,625
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 548,890
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.91
Class R4 — Net assets ........................................................................................................................................................... $ 36,321,765
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,328,878
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.85
Class R5 — Net assets ........................................................................................................................................................... $ 22,477,087
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,070,976
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.09
Class S — Net assets ............................................................................................................................................................. $ 138,158,145
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 12,459,813
Amounts in thousands
(>)     Investments in affiliated funds $ 763,846
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 33,649
Expenses
Advisory fees .................................................................................................................................................................... 857
Administrative fees ........................................................................................................................................................... 182
Custodian fees ................................................................................................................................................................... 25
Distribution fees - Class A ................................................................................................................................................ 497
Distribution fees - Class C ................................................................................................................................................ 855
Distribution fees - Class R5 .............................................................................................................................................. 33
Transfer agent fees - Class A ............................................................................................................................................ 398
Transfer agent fees - Class C ............................................................................................................................................. 228
Transfer agent fees - Class R1 .......................................................................................................................................... 6
Transfer agent fees - Class R4 .......................................................................................................................................... 41
Transfer agent fees - Class R5 .......................................................................................................................................... 27
Transfer agent fees - Class S ............................................................................................................................................. 157
Professional fees ............................................................................................................................................................... 46
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ................................................................................................................................. 285
Shareholder servicing fees - Class R4 ............................................................................................................................... 51
Shareholder servicing fees - Class R5 ............................................................................................................................... 33
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ...................................................................................................................................................................... 41
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 3,841
Expense reductions ........................................................................................................................................................... (823)
Net expenses .................................................................................................................................................................................
3,018
Net investment income (loss) ........................................................................................................................................................
30,631
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 549
Capital gain distributions from affiliated funds ................................................................................................................. 26,909
Net realized gain (loss) ..................................................................................................................................................................
27,458
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (144,377)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (144,377)
Net realized and unrealized gain (loss) ......................................................................................................................................... (116,919)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (86,288)

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 30,631 $ 15,864
Net realized gain (loss) ...................................................................................................................... 27,458 99,871
Net change in unrealized appreciation (depreciation) ....................................................................... (144,377) 150,631
Net increase (decrease) in net assets from operations ............................................................................. (86,288) 266,366
Distributions
To shareholders
Class A .......................................................................................................................................... (64,157) (5,143)
Class C .......................................................................................................................................... (38,558) (2,065)
Class R1 ........................................................................................................................................ (1,022) (107)
Class R4 ........................................................................................................................................ (6,512) (563)
Class R5 ........................................................................................................................................ (4,466) (313)
Class S ........................................................................................................................................... (25,322) (2,256)
Net decrease in net assets from distributions .......................................................................................... (140,037) (10,447)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 70,438 (129,087)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(155,887) 126,832
Net Assets
Beginning of period .................................................................................................................................
919,271 792,439
End of period ..........................................................................................................................................
$ 763,384 $ 919,271

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 748 $ 9,204 1,665 $ 21,779
Proceeds from reinvestment of distributions 5,270 63,637 373 5,109
Payments for shares redeemed (2,513) (30,777) (5,347) (70,102)
Net increase (decrease)
3,505 42,064 (3,309) (43,214)
Class C
Proceeds from shares sold 316 3,601 562 7,092
Proceeds from reinvestment of distributions 3,393 38,503 159 2,062
Payments for shares redeemed (2,228) (25,745) (4,840) (60,271)
Net increase (decrease)
1,481 16,359 (4,119) (51,117)
Class R1
Proceeds from shares sold 33 425 80 1,106
Proceeds from reinvestment of distributions 83 1,022 8 107
Payments for shares redeemed (27) (345) (269) (3,628)
Net increase (decrease)
89 1,102 (181) (2,415)
Class R4
Proceeds from shares sold 121 1,492 196 2,634
Proceeds from reinvestment of distributions 536 6,512 41 563
Payments for shares redeemed (514) (6,729) (902) (11,514)
Net increase (decrease)
143 1,275 (665) (8,317)
Class R5
Proceeds from shares sold 78 952 165 2,198
Proceeds from reinvestment of distributions 369 4,466 23 313
Payments for shares redeemed (482) (5,872) (278) (3,587)
Net increase (decrease)
(35) (454) (90) (1,076)
Class S
Proceeds from shares sold 1,064 13,254 1,183 16,093
Proceeds from reinvestment of distributions 2,049 25,296 161 2,250
Payments for shares redeemed (2,302) (28,458) (3,116) (41,291)
Net increase (decrease)
811 10,092 (1,772) (22,948)
Total increase (decrease)
5,994 $ 70,438 (10,136) $ (129,087)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
April 30, 2022* 14 .22 .45 (1 .65) (1 .20) ( .46) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60) —(h)
October 31, 2019 12 .04 .33 .54 .87 ( .60) ( .13) —
October 31, 2018 13 .16 .40 ( .74) ( .34) ( .36) ( .42) —
October 31, 2017 11 .88 .17 1 .66 1 .83 ( .24) ( .31) —
Class C
April 30, 2022* 13 .48 .37 (1 .55) (1 .18) ( .42) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —(h)
October 31, 2019 11 .59 .22 .53 .75 ( .58) ( .13) —
October 31, 2018 12 .72 .29 ( .71) ( .42) ( .29) ( .42) —
October 31, 2017 11 .54 .08 1 .61 1 .69 ( .20) ( .31) —
Class R1
April 30, 2022* 14 .51 .47 (1 .68) (1 .21) ( .48) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —(h)
October 31, 2019 12 .22 .43 .49 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .75) ( .30) ( .39) ( .42) —
October 31, 2017 12 .02 .32 1 .56 1 .88 ( .26) ( .31) —
Class R4
April 30, 2022* 14 .30 .45 (1 .66) (1 .21) ( .46) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —(h)
October 31, 2019 12 .09 .34 .54 .88 ( .60) ( .13) —
October 31, 2018 13 .21 .41 ( .74) ( .33) ( .37) ( .42) —
October 31, 2017 11 .92 .19 1 .66 1 .85 ( .25) ( .31) —
Class R5
April 30, 2022* 14 .24 .47 (1 .69) (1 .22) ( .45) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —(h)
October 31, 2019 12 .08 .32 .52 .84 ( .59) ( .13) —
October 31, 2018 13 .20 .39 ( .75) ( .36) ( .34) ( .42) —
October 31, 2017 11 .93 .15 1 .66 1 .81 ( .23) ( .31) —
Class S
April 30, 2022* 14 .50 .49 (1 .71) (1 .22) ( .47) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —(h)
October 31, 2019 12 .21 .39 .53 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .76) ( .31) ( .39) ( .42) —
October 31, 2017 12 .02 .21 1 .67 1 .88 ( .26) ( .31) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(2 .18) 10 .84 (9 .91) 358,914 .74 .55 7 .33 7
( .17) 14 .22 35 .68 421,040 .73 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .73) 12 .18 8 .09 455,749 .73 .56 2 .82 13
( .78) 12 .04 (2 .81) 486,650 .73 .57 3 .15 14
( .55) 13 .16 15 .98 583,987 .73 .57 1 .39 23
(2 .14) 10 .16 (10 .31) 201,419 1 .49 1 .30 6 .31 7
( .11) 13 .48 34 .70 247,152 1 .48 1 .32 .95 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .71) 11 .63 7 .27 332,569 1 .49 1 .31 1 .99 13
( .71) 11 .59 (3 .55) 390,800 1 .48 1 .32 2 .35 14
( .51) 12 .72 15 .13 497,276 1 .48 1 .32 .64 23
(2 .20) 11 .10 (9 .81) 6,094 .49 .25 7 .51 7
( .20) 14 .51 36 .11 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .74) 12 .40 8 .40 7,947 .48 .26 3 .62 13
( .81) 12 .22 (2 .47) 18,800 .48 .27 3 .50 14
( .57) 13 .33 16 .22 22,252 .48 .27 2 .59 23
(2 .18) 10 .91 (9 .91) 36,322 .74 .50 7 .34 7
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .73) 12 .24 8 .16 57,807 .74 .52 2 .85 13
( .79) 12 .09 (2 .76) 60,353 .73 .52 3 .24 14
( .56) 13 .21 16 .03 72,524 .73 .52 1 .52 23
(2 .17) 10 .85 (10 .05) 22,477 .99 .75 7 .53 7
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .72) 12 .20 7 .82 32,313 .99 .77 2 .71 13
( .76) 12 .08 (2 .96) 37,543 .98 .77 3 .07 14
( .54) 13 .20 15 .70 47,724 .98 .77 1 .24 23
(2 .19) 11 .09 (9 .83) 138,158 .49 .30 7 .80 7
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40
( .74) 12 .39 8 .40 169,174 .48 .31 3 .26 13
( .81) 12 .21 (2 .58) 191,061 .48 .32 3 .46 14
( .57) 13 .33 16 .20 224,847 .48 .32 1 .64 23

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,179
Administration fees 28,231
Distribution fees 214,454
Shareholder servicing fees 56,726
Transfer agent fees 130,020
$ 431,610
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 46,237 $ 2,815 $ 5,720 $ 61 $ (5,181) $ 38,212 $ 1,480 $ 1,198
Multifactor U.S. Equity Fund 191,683 11,241 20,950 483 (26,376) 156,081 2,363 8,600
U.S. Small Cap Equity Fund 36,966 8,706 2,132 345 (13,747) 30,138 4,337 4,176
Strategic Bond Fund 80,066 2,329 4,699 (175) (8,705) 68,816 882 382
Unconstrained Total Return Fund 17,849 633 1,556 (54) (1,322) 15,550 439 —
Emerging Markets Fund 17,439 2,518 482 (56) (4,703) 14,716 568 1,573
Global Equity Fund 379,590 25,932 30,006 (42) (62,020) 313,454 15,749 10,015
Multifactor International Equity Fund 59,495 3,670 4,247 113 (9,043) 49,988 3,578 —
Multi-Asset Growth Strategy Fund 90,525 5,503 5,731 (126) (13,280) 76,891 4,253 965
$ 919,850 $ 63,347 $ 75,523 $ 549 $ (144,377) $ 763,846 $ 33,649 $ 26,909
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 761,053,621 $ 14,666,467 $ (11,874,181) $ 2,792,286

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — April 30, 2022 (Unaudited)
Equity Growth Strategy Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2021 to April 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 898.80 $ 1,022.02
Expenses Paid During Period* $ 2.64 $ 2.81
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 895.50 $ 1,018.30
Expenses Paid During Period* $ 6.16 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.00 $ 1,023.65
Expenses Paid During Period* $ 1.08 $ 1.15
* Expenses are equal to the Fund's annualized expense ratio of 0.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2022 (Unaudited)
52 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 899.60 $ 1,022.41
Expenses Paid During Period* $ 2.26 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 898.10 $ 1,021.17
Expenses Paid During Period* $ 3.44 $ 3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2022 $ 900.00 $ 1,023.26
Expenses Paid During Period* $ 1.46 $ 1.56
* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — April 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 484,025 16,408
Domestic Equities - 27.3%
Multifactor U.S. Equity Fund Class Y 4,814,890 73,812
U.S. Small Cap Equity Fund Class Y 636,489 16,294
90,106
International Equities - 57.7%
Emerging Markets Fund Class Y 498,387 8,149
Global Equity Fund Class Y 19,435,913 158,403
Multifactor International Equity Fund Class Y 2,485,845 23,392
189,944
Multi-Asset - 10.1%
Multi-Asset Growth Strategy Fund Class Y 3,434,396 33,279
Total Investments in Affiliated Funds
(cost $339,789) 329,737
Total Investments - 100.1%
(identified cost $339,789) 329,737
Other Assets and Liabilities, Net - (0.1)%
(207)
Net Assets - 100.0%
329,530

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 339,789
Investments, at fair value(>) ...........................................................................................................................................................
329,737
Receivables:
Investments sold ................................................................................................................................................................ 98
Fund shares sold ................................................................................................................................................................ 72
From affiliates .................................................................................................................................................................... 5
Prepaid expenses ........................................................................................................................................................................... 4
Total assets .................................................................................................................................................
329,916
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 139
Accrued fees to affiliates .................................................................................................................................................... 197
Other accrued expenses ..................................................................................................................................................... 50
Total liabilities .............................................................................................................................................
386
Net Assets ............................................................................................................................................................
$ 329,530

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Statement of Assets and Liabilities, continued — April 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (358)
Shares of beneficial interest ...........................................................................................................................................................
266
Additional paid-in capital ..............................................................................................................................................................
329,622
Net Assets ............................................................................................................................................................
$ 329,530
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 13.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.82
Class A — Net assets ............................................................................................................................................................. $ 139,804,060
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 10,731,435
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.16
Class C — Net assets ............................................................................................................................................................. $ 105,440,082
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 9,446,021
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 13.21
Class R1 — Net assets ........................................................................................................................................................... $ 2,944,701
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 222,870
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 12.74
Class R4 — Net assets ........................................................................................................................................................... $ 12,327,069
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 967,950
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 12.47
Class R5 — Net assets ........................................................................................................................................................... $ 7,365,254
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 590,771
Net asset value per share: Class S(#) .............................................................................................................................................. $ 13.16
Class S — Net assets ............................................................................................................................................................. $ 61,648,566
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,683,727
Amounts in thousands
(>)     Investments in affiliated funds $ 329,737
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 15,677
Expenses
Advisory fees .................................................................................................................................................................... 368
Administrative fees ........................................................................................................................................................... 78
Custodian fees ................................................................................................................................................................... 25
Distribution fees - Class A ................................................................................................................................................ 192
Distribution fees - Class C ................................................................................................................................................ 443
Distribution fees - Class R5 .............................................................................................................................................. 9
Transfer agent fees - Class A ............................................................................................................................................ 154
Transfer agent fees - Class C ............................................................................................................................................. 118
Transfer agent fees - Class R1 .......................................................................................................................................... 3
Transfer agent fees - Class R4 .......................................................................................................................................... 14
Transfer agent fees - Class R5 .......................................................................................................................................... 7
Transfer agent fees - Class S ............................................................................................................................................. 72
Professional fees ............................................................................................................................................................... 30
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ................................................................................................................................. 148
Shareholder servicing fees - Class R4 ............................................................................................................................... 17
Shareholder servicing fees - Class R5 ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 19
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,76 7
Expense reductions ........................................................................................................................................................... (38 8 )
Net expenses .................................................................................................................................................................................
1,379
Net investment income (loss) ........................................................................................................................................................
14,298
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (678)
Capital gain distributions from affiliated funds ................................................................................................................. 13,024
Net realized gain (loss) ..................................................................................................................................................................
12,346
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (64,437)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (64,437)
Net realized and unrealized gain (loss) ......................................................................................................................................... (52,091)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (37,793)

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2022
(Unaudited)
Fiscal Year Ended
October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 14,298 $ 5,215
Net realized gain (loss) ...................................................................................................................... 12,346 38,140
Net change in unrealized appreciation (depreciation) ....................................................................... (64,437) 78,717
Net increase (decrease) in net assets from operations ............................................................................. (37,793) 122,072
Distributions
To shareholders
Class A .......................................................................................................................................... (13,900) (1,493)
Class C .......................................................................................................................................... (12,052) (784)
Class R1 ........................................................................................................................................ (285) (52)
Class R4 ........................................................................................................................................ (1,276) (150)
Class R5 ........................................................................................................................................ (703) (66)
Class S ........................................................................................................................................... (6,678) (882)
Net decrease in net assets from distributions .......................................................................................... (34,894) (3,427)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 10,992 (63,142)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(61,695) 55,503
Net Assets
Beginning of period .................................................................................................................................
391,225 335,722
End of period ..........................................................................................................................................
$ 329,530 $ 391,225

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2022 and October 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 252 $ 3,692 579 $ 8,383
Proceeds from reinvestment of distributions 948 13,810 103 1,483
Payments for shares redeemed (645) (9,599) (1,973) (27,943)
Net increase (decrease)
555 7,903 (1,291) (18,077)
Class C
Proceeds from shares sold 256 3,262 352 4,502
Proceeds from reinvestment of distributions 959 12,020 63 781
Payments for shares redeemed (890) (11,335) (2,030) (25,469)
Net increase (decrease)
325 3,947 (1,615) (20,186)
Class R1
Proceeds from shares sold 12 192 26 38 8
Proceeds from reinvestment of distributions 19 284 4 5 2
Payments for shares redeemed (4) (65) (264) (3,934)
Net increase (decrease)
27 411 (234) (3,494)
Class R4
Proceeds from shares sold 66 953 110 1,596
Proceeds from reinvestment of distributions 89 1,276 11 149
Payments for shares redeemed (122) (1,807) (303) (4,215)
Net increase (decrease)
33 422 (182) (2,470)
Class R5
Proceeds from shares sold 148 1,956 96 1,347
Proceeds from reinvestment of distributions 50 703 5 66
Payments for shares redeemed (113) (1,563) (191) (2,651)
Net increase (decrease)
85 1,096 (90) (1,238)
Class S
Proceeds from shares sold 248 3,759 394 5,761
Proceeds from reinvestment of distributions 450 6,632 60 876
Payments for shares redeemed (898) (13,178) (1,701) (24,314)
Net increase (decrease)
(200) (2,787) (1,247) (17,677)
Total increase (decrease)
825 $ 10,992 (4,659) $ (63,142)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
60 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions
in Excess
Class A
April 30, 2022* 15 .88 .60 (2 .08) (1 .48) ( .54) ( .83) —
October 31, 2021 11 .52 .27 4 .23 4 .50 ( .14) — —
October 31, 2020 13 .16 .32 (1 .39) (1 .07) ( .30) ( .27) —
October 31, 2019 12 .71 .39 .57 .96 ( .51) — —
October 31, 2018 13 .45 .48 ( .88) ( .40) ( .34) — —
October 31, 2017 11 .48 .14 2 .03 2 .17 ( .15) — ( .05)
Class C
April 30, 2022* 13 .81 .41 (1 .73) (1 .32) ( .50) ( .83) —
October 31, 2021 10 .07 .02 3 .80 3 .82 ( .08) — —
October 31, 2020 11 .59 .16 (1 .17) (1 .01) ( .24) ( .27) —
October 31, 2019 11 .31 .21 .56 .77 ( .49) — —
October 31, 2018 12 .05 .30 ( .74) ( .44) ( .30) — —
October 31, 2017 10 .34 .02 1 .85 1 .87 ( .12) — ( .04)
Class R1
April 30, 2022* 16 .08 .63 (2 .11) (1 .48) ( .56) ( .83) —
October 31, 2021 11 .66 .38 4 .21 4 .59 ( .17) — —
October 31, 2020 13 .31 .35 (1 .38) (1 .03) ( .35) ( .27) —
October 31, 2019 12 .82 .47 .54 1 .01 ( .52) — —
October 31, 2018 13 .55 .60 ( .97) ( .37) ( .36) — —
October 31, 2017 11 .54 .25 1 .98 2 .23 ( .17) — ( .05)
Class R4
April 30, 2022* 15 .55 .60 (2 .03) (1 .43) ( .55) ( .83) —
October 31, 2021 11 .29 .26 4 .15 4 .41 ( .15) — —
October 31, 2020 12 .91 .32 (1 .36) (1 .04) ( .31) ( .27) —
October 31, 2019 12 .46 .38 .59 .97 ( .52) — —
October 31, 2018 13 .19 .51 ( .90) ( .39) ( .34) — —
October 31, 2017 11 .26 .15 1 .98 2 .13 ( .15) ( .05) —
Class R5
April 30, 2022* 15 .26 .53 (1 .96) (1 .43) ( .53) ( .83) —
October 31, 2021 11 .08 .19 4 .11 4 .30 ( .12) — —
October 31, 2020 12 .68 .26 (1 .30) (1 .04) ( .29) ( .27) —
October 31, 2019 12 .28 .36 .55 .91 ( .51) — —
October 31, 2018 13 .02 .44 ( .85) ( .41) ( .33) — —
October 31, 2017 11 .13 .12 1 .96 2 .08 ( .14) — ( .05)
Class S
April 30, 2022* 16 .02 .65 (2 .12) (1 .47) ( .56) ( .83) —
October 31, 2021 11 .62 .32 4 .25 4 .57 ( .17) — —
October 31, 2020 13 .27 .43 (1 .48) (1 .05) ( .33) ( .27) —
October 31, 2019 12 .79 .43 .57 1 .00 ( .52) — —
October 31, 2018 13 .52 .53 ( .90) ( .37) ( .36) — —
October 31, 2017 11 .52 .17 2 .04 2 .21 ( .16) — ( .05)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(1 .37) 13 .03 (10 .12) 139,804 .77 .56 4 .70 8
( .14) 15 .88 39 .19 161,572 .77 .57 1 .85 66
( .57) 11 .52 (8 .24) 132,157 .78 .57 2 .68 42
( .51) 13 .16 8 .25 168,429 .76 .56 3 .10 15
( .34) 12 .71 (3 .09) 174,672 .75 .57 3 .59 15
( .20) 13 .45 19 .08 200,753 .75 .57 1 .13 26
(1 .33) 11 .16 (10 .45) 105,440 1 .52 1 .31 3 .23 8
( .08) 13 .81 38 .02 125,995 1 .52 1 .32 .14 66
( .51) 10 .07 (8 .93) 108,096 1 .53 1 .32 1 .54 42
( .49) 11 .59 7 .52 153,025 1 .51 1 .31 1 .85 15
( .30) 11 .31 (3 .81) 179,915 1 .50 1 .32 2 .51 15
( .16) 12 .05 18 .24 228,121 1 .50 1 .32 .22 26
(1 .39) 13 .21 (10 .00) 2,945 .52 .23 4 .22 8
( .17) 16 .08 39 .55 3,145 .52 .24 2 .56 66
( .62) 11 .66 (7 .90) 5,005 .53 .24 2 .93 42
( .52) 13 .31 8 .60 5,828 .51 .24 3 .74 15
( .36) 12 .82 (2 .83) 9,327 .50 .24 4 .39 15
( .22) 13 .55 19 .52 11,849 .50 .24 1 .99 26
(1 .38) 12 .74 (10 .04) 12,327 .77 .48 4 .13 8
( .15) 15 .55 39 .19 14,544 .77 .49 1 .82 66
( .58) 11 .29 (8 .16) 12,609 .78 .49 2 .75 42
( .52) 12 .91 8 .45 18,531 .76 .49 3 .12 15
( .34) 12 .46 (3 .00) 19,874 .75 .49 3 .87 15
( .20) 13 .19 19 .14 26,185 .75 .49 1 .26 26
(1 .36) 12 .47 (10 .19) 7,365 1 .02 .73 3 .76 8
( .12) 15 .26 38 .94 7,713 1 .02 .74 1 .37 66
( .56) 11 .08 (8 .38) 6,605 1 .03 .74 2 .39 42
( .51) 12 .68 8 .08 8,455 1 .01 .74 2 .95 15
( .33) 12 .28 (3 .27) 10,169 1 .00 .74 3 .39 15
( .19) 13 .02 18 .86 13,606 1 .00 .74 .98 26
(1 .39) 13 .16 (10 .00) 61,649 .52 .31 4 .35 8
( .17) 16 .02 39 .45 78,256 .52 .32 2 .17 66
( .60) 11 .62 (8 .03) 71,250 .52 .32 3 .52 42
( .52) 13 .27 8 .52 140,333 .51 .31 3 .37 15
( .36) 12 .79 (2 .87) 139,138 .50 .32 3 .91 15
( .21) 13 .52 19 .41 157,792 .50 .32 1 .33 26

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 12,224
Distribution fees 101,096
Shareholder servicing fees 27,300
Transfer agent fees 55,971
$ 196,591
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 19,612 $ 1,145 $ 2,158 $ — $ (2,191) $ 16,408 $ 633 $ 511
Multifactor U.S. Equity Fund 89,079 5,134 8,204 164 (12,361) 73,812 1,109 4,025
U.S. Small Cap Equity Fund 19,567 4,610 745 (45) (7,093) 16,294 2,301 2,216
Emerging Markets Fund 9,426 1,640 335 (68) (2,514) 8,149 310 859
Global Equity Fund 188,466 13,476 12,379 (489) (30,671) 158,403 7,866 5,002
Multifactor International Equity Fund 27,154 2,174 1,833 (76) (4,027) 23,392 1,644 —
Multi-Asset Growth Strategy Fund 38,210 2,852 2,039 (164) (5,580) 33,279 1,814 411
$ 391,514 $ 31,031 $ 27,693 $ (678) $ (64,437) $ 329,737 $ 15,677 $ 13,024
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 343,387,942 $ 16,649,898 $ (30,300,602) $ (13,650,704)

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2022 (Unaudited)
Notes to Financial Highlights 63
* For the period ended April 30, 2022 (Unaudited)
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios or returns for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2022 (Unaudited)
64 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2022.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the
Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2022. As of April 30, 2022, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity, and Multifactor
International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit,
Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond and Multifactor Bond Funds. The
multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Growth Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate
Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative
Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 65
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
(“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
For the period ended April 30, 2022, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
66 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2018 through October 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M, Class
R1, Class R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 67
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon London Interbank Offer Rate ("LIBOR"). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying
Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including,

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
68 Notes to Financial Statements
among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended April 30, 2022, purchases and sales of underlying funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30,
2022:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Purchases Sales
Conservative Strategy Fund
$ 6,248,967 $ 18,917,654
Moderate Strategy Fund
12,309,085 23,836,085
Balanced Strategy Fund
60,621,500 108,975,817
Growth Strategy Fund
63,347,098 75,523,318
Equity Growth Strategy Fund
31,032,103 27,693,062
Advisory Administrative
Conservative Strategy Fund
$ 132,124 $ 28,076
Moderate Strategy Fund
212,135 45,079
Balanced Strategy Fund
973,495 206,868
Growth Strategy Fund
856,769 182,063
Equity Growth Strategy Fund
368,033 78,207

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 69
For the Moderate Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 28, 2023, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2022 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2023, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Conservative Strategy Fund
$ 132,124
Moderate Strategy Fund
212,135
Balanced Strategy Fund
973,495
Growth Strategy Fund
856,769
Equity Growth Strategy Fund
368,033

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
70 Notes to Financial Statements
As of April 30, 2022, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s
Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2022:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 132,124 $ 54,846 $ 51,779 $ 238,749
Moderate Strategy Fund
212,135 36,908 72,554 321,597
Balanced Strategy Fund
796,568 — 401,515 1,198,083
Growth Strategy Fund
804,960 — 18,460 823,420
Equity Growth Strategy Fund
368,033 10,506 9,648 388,187

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2022 (Unaudited)
Notes to Financial Statements 71
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each
Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,039,067.
5. Federal Income Taxes
As of April 30, 2022, there were no net tax basis capital loss carryforwards which may be applied against future net realized taxable gains, if any.
6. Record Ownership
As of April 30, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2022.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ — $ 13,777 $ 2,504
Moderate Strategy Fund — 17,622 3,091
Balanced Strategy Fund 14 130,881 23,601
Growth Strategy Fund — 156,338 25,751
Equity Growth Strategy Fund — 48,938 7,871
# of Shareholders %
Conservative Strategy Fund
3 60.5
Moderate Strategy Fund
2 56.5
Balanced Strategy Fund
3 65.9
Growth Strategy Fund
2 59.6
Equity Growth Strategy Fund
3 60.4

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — April 30, 2022 (Unaudited)
72 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — April 30, 2022
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 73
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
74 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40 Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 75
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
76 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 77
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
78 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 79
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Administrative Officer, Russell Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and services outsourcing company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017 and February 2020 to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2022 (Unaudited)
80 Adviser and Service Providers
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 28, 2022

By:      /s/ Mark E. Swanson
            Mark E. Swanson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  June 28, 2022